UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-09253
Wells Fargo Funds Trust
(Exact name of registrant as specified in charter)
525 Market Street, 12th Floor, San Francisco, CA 94105
(Address of principal executive offices) (Zip code)
C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor, San Francisco, CA 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-643-9691
Date of fiscal year end: February 28, 2010 for all funds in this filing except Wells Fargo Advantage Adjustable Rate Government Fund, Wells Fargo Advantage Government Securities Fund, Wells Fargo Advantage High Income Fund, Wells Fargo Advantage High Yield Bond Fund, Wells Fargo Advantage Income Plus Fund, Wells Fargo Advantage Short Duration Government Bond Fund, Wells Fargo Advantage Short-Term Bond Fund, Wells Fargo Advantage Short-Term High Yield Bond Fund, Wells Fargo Advantage Ultra Short-Term Income Fund, and Wells Fargo Advantage North Carolina Tax-Free Fund,, which had fiscal year end of August 31, 2010.
Date of reporting period: November 30, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     ADJUSTABLE RATE GOVERNMENT FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Agency Securities: 98.07%

Federal Agricultural Mortgage Corporation: 0.26%
$2,929,445	FAMC Series 2000-A Class A	4.65%	12/15/2039	$2,935,978

Federal Home Loan Bank: 4.00%
3,023,900	FHLB ±	2.62	06/01/2026	3,193,201
3,603,632	FHLB ±	3.86	06/01/2029	3,803,013
281,265	FHLB ±	2.98	06/01/2032	291,695
672,238	FHLB ±	2.65	05/01/2033	700,360
4,986,813	FHLB ±	2.53	08/01/2033	5,195,594
5,693,586	FHLB ±	2.72	05/01/2034	5,943,780
2,727,714	FHLB ±	2.78	07/01/2034	2,854,317
10,095,177	FHLB ±	2.73	12/01/2034	10,553,609
8,183,502	FHLB ±	2.80	06/01/2035	8,602,306
4,147,684	FHLB ±	5.16	06/01/2035	4,373,415
679,550	FHLB ±	2.70	08/01/2035	685,422

				46,196,712

Federal Home Loan Mortgage Corporation: 27.61%
115,869	FHLMC	7.00	11/01/2012	122,248
65,915	FHLMC	7.50	01/01/2016	71,639
109,248	FHLMC	7.50	06/01/2016	115,779
12,622	FHLMC ±	3.04	09/01/2016	12,630
191,164	FHLMC ±	4.15	09/01/2016	191,931
209,837	FHLMC ±	3.04	11/01/2016	215,377
5,848	FHLMC ±	3.92	01/01/2017	5,884
125,946	FHLMC ±	3.14	07/01/2017	131,914
76,399	FHLMC ±	3.00	12/01/2017	78,318
51,819	FHLMC ±	4.41	12/01/2017	54,496
14,167	FHLMC ±	3.92	02/01/2018	14,414
43,581	FHLMC ±	3.22	03/01/2018	45,262
354,578	FHLMC	6.50	04/01/2018	392,163
1,670	FHLMC ±	3.00	05/01/2018	1,710
50,342	FHLMC ±	3.00	06/01/2018	51,546
7,521	FHLMC ±	3.04	07/01/2018	7,526
468,591	FHLMC ±	4.18	07/01/2018	486,257
5,513	FHLMC ±	3.28	08/01/2018	5,540
7,395	FHLMC ±	3.29	08/01/2018	7,663
4,109	FHLMC ±	3.00	09/01/2018	4,204
145,748	FHLMC ±	3.41	10/01/2018	152,982
29,022	FHLMC ±	2.69	11/01/2018	29,962
63,625	FHLMC ±	3.64	12/01/2018	64,761
84,540	FHLMC ±	3.95	12/01/2018	84,725
16,221	FHLMC ±	3.04	01/01/2019	16,645
2,324	FHLMC ±	4.49	01/01/2019	2,339
22,066	FHLMC ±	3.04	02/01/2019	22,644
1,616	FHLMC ±	3.04	03/01/2019	1,660
44,811	FHLMC ±	3.84	04/01/2019	45,912
12,072	FHLMC ±	3.00	05/01/2019	12,363
231,633	FHLMC ±	3.84	06/01/2019	239,123
354,556	FHLMC ±	4.10	06/01/2019	356,437
3,159	FHLMC ±	2.76	07/01/2019	3,309
31,918	FHLMC ±	4.13	08/01/2019	31,956
50,096	FHLMC ±	3.63	10/01/2019	50,386
4,095	FHLMC ±	3.12	03/01/2020	4,117
118,035	FHLMC ±	2.81	04/01/2020	123,756
1,537	FHLMC ±	4.00	05/01/2020	1,551
3,665	FHLMC ±	4.27	05/01/2020	3,673
307,585	FHLMC	8.50	05/01/2020	360,699
275,890	FHLMC ±	2.97	06/01/2020	288,512
4,031	FHLMC ±	4.76	06/01/2020	4,095
66,228	FHLMC ±	5.52	02/01/2021	67,320
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     ADJUSTABLE RATE GOVERNMENT FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal Home Loan Mortgage Corporation (continued)
$301,972	FHLMC ±	4.25%	06/01/2021	$313,927
53,761	FHLMC ±	3.30	01/01/2022	55,878
5,317	FHLMC ±	4.86	06/01/2022	5,604
8,394	FHLMC	8.50	06/01/2022	8,442
39,244	FHLMC	8.50	09/01/2022	45,588
87,298	FHLMC ±	2.56	01/01/2023	89,062
334,481	FHLMC ±	4.44	04/01/2023	337,312
118,790	FHLMC ±	2.51	05/01/2023	124,601
107,543	FHLMC ±	3.85	01/01/2024	113,483
48,205	FHLMC ±	3.13	02/01/2024	48,506
65,671	FHLMC ±	2.62	06/01/2024	68,861
70,001	FHLMC ±	2.56	07/01/2024	71,429
482,542	FHLMC ±	3.06	10/01/2024	504,654
8,713,297	FHLMC ±	3.74	03/01/2025	8,958,303
205,827	FHLMC ±	4.27	03/01/2025	207,474
161,606	FHLMC ±	3.15	05/01/2025	168,392
151,273	FHLMC ±	2.86	06/01/2025	158,967
57,917	FHLMC ±	2.85	10/01/2025	60,604
258,336	FHLMC ±	2.93	10/01/2025	269,920
1,213,118	FHLMC ±	4.25	12/01/2025	1,235,333
32,032	FHLMC ±	3.61	01/01/2026	32,536
638,115	FHLMC ±	3.05	11/01/2026	642,180
228,221	FHLMC ±	5.12	02/01/2027	239,338
1,488,377	FHLMC ±	2.74	07/01/2027	1,564,501
14,011	FHLMC ±	2.64	08/01/2027	14,676
94,788	FHLMC ±	7.22	08/01/2027	97,314
1,758,333	FHLMC ±	2.84	11/01/2027	1,845,402
67,607	FHLMC ±	2.87	01/01/2028	70,958
12,185	FHLMC ±	2.93	01/01/2028	12,763
760,971	FHLMC ±	2.66	05/01/2028	794,092
727,499	FHLMC ±	3.12	05/01/2028	730,729
631,933	FHLMC ±	2.85	06/01/2028	666,017
195,093	FHLMC ±	3.94	07/01/2028	195,865
32,960	FHLMC ±	2.74	01/01/2029	34,314
460,701	FHLMC ±	5.00	02/01/2029	488,352
522,799	FHLMC ±	7.00	04/01/2029	537,301
47,924	FHLMC ±	1.42	07/01/2029	45,952
150,538	FHLMC ±	2.78	07/01/2029	157,578
233,804	FHLMC ±	2.80	08/01/2029	235,617
53,333	FHLMC ±	4.41	08/01/2029	53,876
467,434	FHLMC ±	4.96	08/01/2029	470,368
172,011	FHLMC ±	2.81	10/01/2029	180,414
247,713	FHLMC ±	4.79	10/01/2029	249,153
243,060	FHLMC ±	2.74	11/01/2029	253,545
580,340	FHLMC ±	2.88	11/01/2029	602,844
441,596	FHLMC ±	4.61	11/01/2029	441,955
71,569	FHLMC ±	2.69	01/01/2030	74,951
32,212	FHLMC ±	3.08	01/01/2030	33,132
14,033	FHLMC ±	3.08	01/01/2030	14,432
115,136	FHLMC ±	2.88	02/01/2030	121,020
253,625	FHLMC ±	2.87	06/01/2030	266,052
226,166	FHLMC ±	2.88	06/01/2030	236,794
993,904	FHLMC ±	2.99	06/01/2030	1,043,186
38,324	FHLMC ±	2.35	07/01/2030	39,697
251,034	FHLMC ±	3.08	07/01/2030	258,572
13,063,372	FHLMC ±	3.01	08/01/2030	13,709,777
1,191,572	FHLMC ±	2.72	09/01/2030	1,247,147
25,649,468	FHLMC ±	2.82	09/01/2030	26,962,631
212,435	FHLMC ±	4.56	09/01/2030	212,843
5,576,702	FHLMC ±	2.84	10/01/2030	5,858,434
51,524	FHLMC ±	3.15	10/01/2030	53,147
323,685	FHLMC ±	5.60	05/01/2031	326,859
700,111	FHLMC ±	2.71	07/01/2031	734,043
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     ADJUSTABLE RATE GOVERNMENT FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal Home Loan Mortgage Corporation (continued)
$553,357	FHLMC ±	5.21%	09/01/2031	$557,120
26,751	FHLMC ±	2.85	03/01/2032	28,079
192,494	FHLMC ±	5.70	04/01/2032	204,184
93,085	FHLMC ±	2.60	05/01/2032	97,107
354,759	FHLMC ±	4.98	05/01/2032	374,010
6,236,606	FHLMC ±	2.77	09/01/2032	6,529,950
402,744	FHLMC ±	3.27	11/01/2032	422,018
8,308,010	FHLMC ±	2.68	12/01/2032	8,656,108
4,922,924	FHLMC ±	2.64	06/01/2033	5,142,440
1,905,511	FHLMC ±	5.48	06/01/2033	2,033,771
75,873	FHLMC ±	2.60	10/01/2033	79,120
5,436,368	FHLMC ±	2.80	10/01/2033	5,683,228
8,005,101	FHLMC ±	2.67	02/01/2034	8,351,741
8,977,773	FHLMC ±	2.76	04/01/2034	9,373,218
4,300,824	FHLMC ±	2.48	02/01/2035	4,442,371
880,852	FHLMC ±	3.04	02/01/2035	904,177
3,158,883	FHLMC ±	3.23	04/01/2035	3,317,752
6,809,294	FHLMC ±	2.75	07/01/2035	7,134,889
2,932,226	FHLMC ±	2.64	08/01/2035	3,082,031
4,973,079	FHLMC ±	2.79	08/01/2035	5,181,099
5,274,977	FHLMC ±	2.65	09/01/2035	5,509,966
412,033	FHLMC	7.00	09/01/2035	464,306
9,924,333	FHLMC ±	2.67	10/01/2035	10,362,527
6,732,852	FHLMC ±	2.91	01/01/2036	7,044,612
13,048,096	FHLMC ±	3.82	02/01/2036	13,627,734
23,711,231	FHLMC	3.22	03/25/2036	24,979,374
10,530,301	FHLMC ±	3.09	08/01/2036	10,989,967
4,018,687	FHLMC ±	5.40	04/01/2037	4,256,709
8,317,497	FHLMC #1Q0156 ±	2.83	10/01/2035	8,716,001
1,146,280	FHLMC #785342 ±	5.50	08/01/2024	1,213,076
494,746	FHLMC #785952 ±	2.64	03/01/2027	514,536
16,579,388	FHLMC #847431 ±	2.83	08/01/2035	17,409,643
590,190	FHLMC Series 1671 Class QA ±	2.61	02/15/2024	619,398
57,056	FHLMC Series 1686 Class FE ±	2.76	02/15/2024	56,096
755,026	FHLMC Series 1730 Class FA ±	1.94	05/15/2024	791,649
443,941	FHLMC Series 2315 Class FW ±	0.80	04/15/2027	446,650
457,098	FHLMC Series 2391 Class EF ±	0.75	06/15/2031	460,462
1,088,635	FHLMC Series 2454 Class SL(c)±	7.75	03/15/2032	195,275
639,901	FHLMC Series 2461 Class FI ±	0.75	04/15/2028	644,397
709,545	FHLMC Series 2464 Class FE ±	1.25	03/15/2032	722,047
918,592	FHLMC Series 2466 Class FV ±	0.80	03/15/2032	925,637
1,066,301	FHLMC Series 2527 Class SX(c)±	7.30	02/15/2032	41,275
352,824	FHLMC Series 3190 Class SN ±	83.16	03/15/2032	442,091
148,079	FHLMC Series R007 Class AC	5.88	05/15/2016	149,597
4,837,986	FHLMC Series T-48 Class 2A ±	4.24	11/25/2032	5,113,902
3,368,362	FHLMC Series T-54 Class 4A ±	4.10	02/25/2043	3,530,991
171,915	FHLMC Series T-55 Class 1A1	6.50	03/25/2043	197,299
13,519,742	FHLMC Series T-66 Class 2A1 ±	3.11	01/25/2036	14,056,306
33,817,837	FHLMC Series T-67 Class 1A1C	3.26	03/25/2036	35,159,983

				318,918,044

Federal National Mortgage Association: 62.65%
820	FNMA ±	4.65	03/01/2014	822
29,084	FNMA ±	5.85	03/01/2014	30,668
8,920	FNMA ±	5.34	11/01/2014	9,216
18,437	FNMA	7.00	11/01/2014	19,875
51,967	FNMA ±	1.94	03/01/2015	52,255
28,750	FNMA ±	7.10	03/01/2015	28,815
14,126	FNMA	12.50	07/01/2015	16,058
586,842	FNMA	7.50	02/01/2016	647,740
272,904	FNMA ±	3.50	06/01/2016	279,555
53,229	FNMA ±	3.50	07/01/2016	54,503
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     ADJUSTABLE RATE GOVERNMENT FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal National Mortgage Association (continued)
$664	FNMA ±	3.75%	09/01/2016	$669
2,501	FNMA ±	3.75	12/01/2016	2,540
5,179	FNMA ±	4.15	12/01/2016	5,388
3,373	FNMA ±	4.35	01/01/2017	3,509
8,494	FNMA ±	6.00	02/01/2017	8,674
144,736	FNMA ±	2.96	05/01/2017	146,175
97,211	FNMA ±	3.25	05/01/2017	98,425
197,387	FNMA ±	4.12	05/01/2017	207,606
3,626	FNMA ±	5.12	05/01/2017	3,650
58,773	FNMA ±	3.11	06/01/2017	59,500
324,448	FNMA ±	3.00	07/01/2017	327,663
7,354	FNMA ±	3.13	07/01/2017	7,445
343,975	FNMA ±	3.27	07/01/2017	343,951
15,741	FNMA ±	3.38	07/01/2017	15,940
2,877	FNMA ±	3.38	07/01/2017	2,992
112,689	FNMA ±	4.38	07/01/2017	117,479
1,054,733	FNMA ±	2.97	08/01/2017	1,066,891
2,377	FNMA ±	3.13	08/01/2017	2,406
59,367	FNMA ±	4.26	08/01/2017	61,084
830,081	FNMA ±	2.96	09/01/2017	839,907
5,507	FNMA ±	3.25	09/01/2017	5,519
12,237	FNMA ±	4.26	09/01/2017	12,299
1,484	FNMA ±	6.01	09/01/2017	1,515
144,199	FNMA ±	3.00	10/01/2017	145,917
663,170	FNMA ±	3.58	10/01/2017	669,976
15,344	FNMA ±	3.67	10/01/2017	15,647
19,633	FNMA ±	4.10	10/01/2017	20,434
425,184	FNMA ±	2.36	11/01/2017	443,018
240,421	FNMA ±	3.32	11/01/2017	243,436
47,559	FNMA	7.00	11/01/2017	51,900
192,795	FNMA ±	2.85	12/01/2017	194,746
1,827,840	FNMA ±	3.00	01/01/2018	1,873,041
121,377	FNMA ±	3.00	01/01/2018	122,872
2,163	FNMA ±	4.30	01/01/2018	2,251
1,455	FNMA ±	4.80	01/01/2018	1,485
15,764	FNMA	11.00	01/01/2018	16,789
25,166	FNMA ±	3.03	02/01/2018	25,495
34,466	FNMA ±	4.14	03/01/2018	36,061
930,319	FNMA ±	2.32	04/01/2018	953,782
1,464,610	FNMA ±	2.96	04/01/2018	1,477,357
15,013	FNMA ±	3.13	04/01/2018	15,211
60	FNMA ±	4.90	04/01/2018	61
815,991	FNMA ±	4.99	04/01/2018	865,279
413,938	FNMA ±	2.65	05/01/2018	435,673
977,465	FNMA ±	3.04	05/01/2018	989,843
14,386	FNMA ±	3.49	05/01/2018	14,686
2,217	FNMA ±	4.79	05/01/2018	2,279
65,667	FNMA ±	3.38	06/01/2018	66,545
4,525	FNMA ±	4.10	06/01/2018	4,735
7,142	FNMA ±	2.17	07/01/2018	7,289
1,089,141	FNMA ±	2.33	07/01/2018	1,117,009
185,265	FNMA ±	3.50	08/01/2018	189,352
28,624	FNMA ±	3.20	09/01/2018	29,844
274,350	FNMA ±	2.22	10/01/2018	283,342
383,192	FNMA ±	3.04	10/01/2018	385,683
1,311,745	FNMA ±	3.05	10/01/2018	1,319,343
133	FNMA ±	5.56	10/01/2018	140
32,883	FNMA ±	3.40	11/01/2018	34,317
283,570	FNMA ±	3.25	01/01/2019	298,820
8,753	FNMA ±	4.33	01/01/2019	8,785
1,384,142	FNMA ±	4.87	01/01/2019	1,460,490
329,539	FNMA ±	5.49	01/01/2019	347,979
3,589	FNMA ±	2.63	02/01/2019	3,606
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     ADJUSTABLE RATE GOVERNMENT FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal National Mortgage Association (continued)
$749,155	FNMA ±	4.61%	02/01/2019	$788,590
16,559	FNMA ±	3.04	04/01/2019	16,778
3,001	FNMA ±	5.04	04/01/2019	3,003
13,799	FNMA	10.50	04/01/2019	13,894
4,319	FNMA ±	3.06	05/01/2019	4,376
5,546	FNMA ±	6.20	05/01/2019	5,904
1,767	FNMA ±	3.34	06/01/2019	1,790
38,145	FNMA ±	3.98	06/01/2019	39,936
27,332	FNMA ±	4.33	06/01/2019	27,398
9,889	FNMA ±	5.84	06/01/2019	9,920
6,075	FNMA ±	4.71	07/01/2019	6,381
110,188	FNMA ±	3.50	09/01/2019	111,684
20,065	FNMA ±	3.78	09/01/2019	20,985
597	FNMA ±	6.81	11/01/2019	615
19,526	FNMA ±	6.00	01/01/2020	20,759
28,949	FNMA ±	2.25	02/01/2020	30,083
3,053,412	FNMA ±	3.91	04/01/2020	3,164,263
27,891	FNMA ±	4.49	04/01/2020	28,097
27,895	FNMA ±	1.96	07/01/2020	28,025
473,085	FNMA ±	2.84	07/01/2020	489,194
3,674,995	FNMA ±	3.00	07/01/2020	3,700,327
1,805,928	FNMA ±	3.05	11/01/2020	1,828,306
86,206	FNMA ±	1.66	12/01/2020	86,640
15,667	FNMA ±	1.63	01/01/2021	15,803
10,208	FNMA ±	1.63	01/01/2021	10,297
1,334,935	FNMA ±	4.09	01/01/2021	1,366,656
48,666	FNMA	10.00	01/01/2021	56,475
1,759	FNMA ±	3.00	03/01/2021	1,780
152,734	FNMA ±	3.05	04/01/2021	154,740
7,231	FNMA	9.00	05/01/2021	8,190
184,024	FNMA ±	2.05	06/01/2021	187,190
502,044	FNMA ±	4.30	07/01/2021	514,063
122,023	FNMA	9.50	08/01/2021	136,727
378,581	FNMA ±	3.68	09/01/2021	392,420
26,647	FNMA ±	6.25	10/01/2021	26,709
16,145	FNMA ±	6.00	11/01/2021	16,284
245,283	FNMA ±	2.68	12/01/2021	246,401
18,035	FNMA ±	2.13	01/01/2022	18,305
54,615	FNMA ±	1.95	06/01/2022	54,665
6,357	FNMA ±	5.73	06/01/2022	6,835
1,218,142	FNMA ±	2.74	09/01/2022	1,284,215
366,435	FNMA ±	3.94	11/01/2022	377,717
23,153	FNMA ±	3.55	12/01/2022	23,483
49,891	FNMA ±	6.08	01/01/2023	51,883
11,242	FNMA ±	5.00	03/01/2023	11,830
7,967	FNMA ±	6.72	03/01/2023	8,409
1,413,231	FNMA ±	2.24	04/25/2023	1,493,155
1,078	FNMA ±	3.82	06/01/2023	1,131
12,160	FNMA ±	5.20	09/01/2023	12,234
57,257	FNMA ±	3.00	11/01/2023	58,181
23,975	FNMA ±	2.34	12/01/2023	25,023
1,701	FNMA ±	7.75	02/01/2024	1,705
2,383	FNMA ±	7.63	03/01/2024	2,386
63,708	FNMA ±	2.62	04/01/2024	67,161
109,805	FNMA ±	2.78	04/01/2024	114,049
656,176	FNMA ±	3.41	04/01/2024	689,623
77,483	FNMA ±	2.65	06/01/2024	81,457
157,290	FNMA ±	4.72	06/01/2024	158,010
111	FNMA ±	7.75	06/01/2024	115
21,297	FNMA ±	2.53	07/01/2024	22,343
157,678	FNMA	8.56	08/01/2024	184,571
77,253	FNMA ±	2.24	10/01/2024	80,200
680,460	FNMA ±	2.64	10/01/2024	714,627
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     ADJUSTABLE RATE GOVERNMENT FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal National Mortgage Association (continued)
$40,696	FNMA ±	3.50%	10/01/2024	$41,259
67,855	FNMA ±	4.40	10/01/2024	68,246
2,698	FNMA ±	9.10	10/01/2024	2,702
329,141	FNMA ±	2.64	11/01/2024	341,110
189,613	FNMA ±	2.89	11/01/2024	200,190
22,532	FNMA ±	3.03	11/01/2024	22,894
215,821	FNMA ±	3.86	11/01/2024	227,397
66,457	FNMA	7.06	11/01/2024	75,607
47,817	FNMA ±	2.55	12/01/2024	49,949
123,855	FNMA ±	2.74	12/01/2024	129,284
63,849	FNMA	7.06	12/01/2024	72,640
2,744	FNMA ±	8.38	12/01/2024	2,825
66,804	FNMA	9.50	12/01/2024	77,876
89,504	FNMA ±	3.30	01/01/2025	92,857
42,120	FNMA	7.06	01/01/2025	47,919
16,738	FNMA	7.06	03/01/2025	19,042
125,293	FNMA	7.06	03/01/2025	142,544
28,186	FNMA	7.06	04/01/2025	32,113
142,043	FNMA ±	2.64	05/01/2025	147,384
1,511	FNMA ±	5.96	05/01/2025	1,514
12,270	FNMA ±	2.63	06/01/2025	12,857
47,988	FNMA ±	4.85	06/01/2025	48,001
8,244	FNMA ±	2.48	07/01/2025	8,301
107,950	FNMA ±	2.53	08/01/2025	113,094
206,035	FNMA ±	2.45	10/01/2025	213,476
26,069	FNMA ±	2.85	10/01/2025	27,270
18,374	FNMA ±	4.72	10/01/2025	19,392
30,701	FNMA ±	2.49	12/01/2025	30,778
1,014	FNMA ±	7.75	01/01/2026	1,053
11,254	FNMA ±	2.97	04/01/2026	11,786
158,730	FNMA ±	2.50	06/01/2026	165,832
161,564	FNMA ±	3.92	08/01/2026	169,639
1,919,172	FNMA ±	4.04	08/01/2026	2,019,550
272,533	FNMA ±	2.60	09/01/2026	274,570
25,604	FNMA	8.50	10/01/2026	30,166
264,379	FNMA	8.00	12/01/2026	311,045
55,249	FNMA ±	2.50	01/01/2027	57,403
1,475,878	FNMA ±	2.57	01/01/2027	1,552,285
72,580	FNMA	7.06	01/01/2027	82,329
108,603	FNMA	8.50	02/01/2027	124,934
245,317	FNMA ±	2.77	03/01/2027	247,749
140,108	FNMA ±	2.78	05/01/2027	147,249
5,210	FNMA ±	2.62	06/01/2027	5,435
207,708	FNMA ±	2.65	06/01/2027	218,640
172,392	FNMA ±	2.77	06/01/2027	181,082
225,562	FNMA ±	2.71	07/01/2027	237,053
588,199	FNMA ±	2.74	07/01/2027	614,898
14,198	FNMA ±	3.10	11/01/2027	14,399
78,673	FNMA ±	3.55	11/01/2027	82,401
15,915	FNMA ±	2.70	01/01/2028	16,747
58,619	FNMA ±	2.97	02/01/2028	61,269
184,571	FNMA ±	2.50	03/01/2028	185,376
55,959	FNMA ±	2.54	04/01/2028	58,691
723,944	FNMA ±	2.70	04/01/2028	760,188
530,631	FNMA ±	3.51	05/01/2028	538,391
169,320	FNMA ±	3.51	05/01/2028	171,796
86,458	FNMA ±	5.16	06/01/2028	89,218
146,313	FNMA ±	6.00	06/01/2028	157,707
414	FNMA ±	2.66	07/01/2028	433
506,932	FNMA ±	3.09	07/01/2028	534,471
216,474	FNMA ±	3.68	07/01/2028	222,918
1,486,133	FNMA	6.50	08/01/2028	1,679,499
140,359	FNMA ±	2.70	09/01/2028	141,286
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

6

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     ADJUSTABLE RATE GOVERNMENT FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal National Mortgage Association (continued)
$22,780	FNMA ±	4.55%	09/01/2028	$23,602
397,999	FNMA ±	3.10	10/01/2028	419,908
536,410	FNMA ±	3.84	11/01/2028	564,264
157,535	FNMA ±	2.72	12/01/2028	166,105
381,947	FNMA ±	3.50	12/01/2028	390,427
47,610	FNMA ±	3.50	01/01/2029	48,654
80,866	FNMA ±	4.07	01/01/2029	85,150
248,323	FNMA ±	3.79	02/01/2029	260,918
4,335,948	FNMA ±	3.93	02/01/2029	4,578,581
569,462	FNMA ±	1.85	05/01/2029	591,439
1,945,398	FNMA ±	4.00	08/01/2029	2,050,297
791,997	FNMA ±	2.84	10/01/2029	832,636
310,960	FNMA ±	3.90	10/01/2029	311,987
16,626	FNMA ±	3.37	11/01/2029	17,459
939	FNMA	8.00	02/01/2030	1,106
70,222	FNMA ±	3.00	03/01/2030	71,667
382,782	FNMA ±	3.19	03/01/2030	402,136
28,367	FNMA ±	3.82	03/01/2030	28,662
1,197	FNMA	8.00	03/01/2030	1,405
310,986	FNMA ±	2.45	04/01/2030	324,886
142,272	FNMA ±	2.59	04/01/2030	148,863
80,116	FNMA ±	3.40	04/01/2030	82,576
618,233	FNMA ±	2.84	06/01/2030	650,297
162,545	FNMA	8.50	06/01/2030	191,691
146,840	FNMA ±	2.60	07/01/2030	153,701
64,386	FNMA	9.00	07/01/2030	75,438
292,360	FNMA ±	3.20	08/01/2030	307,200
23,730	FNMA ±	2.60	09/01/2030	24,709
427,228	FNMA ±	2.67	09/01/2030	449,150
308,895	FNMA ±	1.75	12/01/2030	314,330
99,926	FNMA ±	2.58	12/01/2030	100,336
1,788,088	FNMA ±	2.75	12/01/2030	1,876,295
98,135	FNMA ±	3.18	01/01/2031	98,934
347,061	FNMA	7.50	01/01/2031	398,023
15,923	FNMA	8.00	02/01/2031	18,758
117,741	FNMA ±	2.50	03/01/2031	122,925
357,103	FNMA	6.50	05/01/2031	405,046
380,419	FNMA ±	2.07	06/01/2031	394,899
58,302	FNMA	8.00	07/01/2031	68,748
187,437	FNMA ±	2.13	08/01/2031	194,233
187,162	FNMA ±	2.17	08/01/2031	187,571
88,717	FNMA ±	2.33	08/01/2031	89,090
158,041	FNMA ±	2.60	08/01/2031	163,887
80,903	FNMA ±	5.09	08/01/2031	86,063
491,900	FNMA ±	2.16	09/01/2031	508,310
517,115	FNMA ±	4.38	09/01/2031	521,532
120,862	FNMA ±	3.35	11/01/2031	126,871
52,277	FNMA ±	3.70	11/01/2031	54,263
290,176	FNMA ±	4.13	11/01/2031	303,771
221,672	FNMA ±	2.00	12/01/2031	228,976
241,230	FNMA ±	2.01	12/01/2031	249,209
488,217	FNMA ±	2.06	12/01/2031	504,045
512,761	FNMA ±	2.11	01/01/2032	513,083
44,884	FNMA ±	2.12	01/01/2032	45,135
301,404	FNMA ±	2.80	01/01/2032	317,008
4,550,399	FNMA ±	2.63	02/01/2032	4,732,365
163,156	FNMA ±	2.95	03/01/2032	170,788
137,344	FNMA ±	3.21	04/01/2032	143,692
292,297	FNMA ±	4.29	04/01/2032	305,594
134,353	FNMA ±	2.15	05/01/2032	139,378
425,043	FNMA ±	2.58	05/01/2032	443,634
202,481	FNMA ±	2.27	06/01/2032	202,825
186,805	FNMA ±	2.60	06/01/2032	196,197
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

7

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     ADJUSTABLE RATE GOVERNMENT FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal National Mortgage Association (continued)
$63,917	FNMA ±	2.70%	06/01/2032	$66,479
414,579	FNMA ±	2.80	06/01/2032	432,969
335,505	FNMA ±	2.83	06/01/2032	353,588
47,963	FNMA ±	7.43	06/01/2032	49,094
294,583	FNMA ±	2.27	07/01/2032	297,108
313,099	FNMA ±	1.90	08/01/2032	322,956
195,387	FNMA ±	2.16	08/01/2032	201,612
75,589	FNMA ±	1.83	09/01/2032	75,825
161,952	FNMA ±	2.59	09/01/2032	163,071
2,726,577	FNMA ±	3.22	09/01/2032	2,897,851
222,928	FNMA ±	3.57	09/01/2032	229,318
13,002,004	FNMA ±	3.69	09/01/2032	13,620,406
72,644	FNMA ±	2.46	11/01/2032	75,091
533,118	FNMA ±	3.80	12/01/2032	553,106
191,502	FNMA ±	3.19	01/01/2033	199,124
79,961	FNMA ±	3.42	01/01/2033	79,895
523,297	FNMA	7.50	01/01/2033	600,771
281,120	FNMA ±	2.24	02/01/2033	291,355
189,335	FNMA ±	2.59	02/01/2033	197,400
640,899	FNMA ±	2.66	02/01/2033	668,269
111,549	FNMA ±	4.04	02/01/2033	112,374
9,442	FNMA ±	2.58	03/01/2033	9,908
5,110,003	FNMA ±	2.74	03/01/2033	5,300,832
1,542,256	FNMA ±	3.42	03/01/2033	1,594,040
1,835,764	FNMA ±	2.04	04/01/2033	1,897,356
1,450,206	FNMA ±	2.88	04/01/2033	1,511,300
1,042,921	FNMA ±	3.04	04/01/2033	1,088,962
331,166	FNMA	7.50	05/01/2033	378,787
554,628	FNMA	7.50	05/01/2033	637,253
475,648	FNMA	8.00	05/01/2033	560,337
803,629	FNMA ±	2.73	06/01/2033	844,583
436,748	FNMA ±	5.59	06/01/2033	453,802
322,158	FNMA	7.50	06/01/2033	369,264
66,435	FNMA ±	2.63	07/01/2033	66,923
363,507	FNMA	7.50	07/01/2033	417,541
723,695	FNMA ±	2.00	08/01/2033	729,428
4,632	FNMA ±	2.50	08/01/2033	4,641
288,502	FNMA	7.50	08/01/2033	331,482
263,107	FNMA ±	2.30	09/01/2033	273,348
71,990	FNMA ±	2.73	09/01/2033	75,784
47,712	FNMA ±	2.98	09/01/2033	49,134
209,348	FNMA ±	3.54	09/01/2033	210,796
107,814	FNMA ±	3.85	09/01/2033	112,031
38,134,232	FNMA ±	2.98	10/01/2033	40,051,447
3,166,457	FNMA ±	2.47	12/01/2033	3,315,972
101,828	FNMA ±	6.45	02/01/2034	106,265
8,755,641	FNMA ±	2.52	04/01/2034	9,173,656
2,733,545	FNMA ±	4.07	04/01/2034	2,862,769
1,596,975	FNMA ±	4.72	05/01/2034	1,664,999
8,350,419	FNMA ±	2.61	06/01/2034	8,721,952
871,723	FNMA ±	4.35	06/01/2034	910,314
1,254,566	FNMA ±	4.03	10/01/2034	1,287,034
6,016,288	FNMA ±	2.73	11/01/2034	6,299,649
2,347,839	FNMA ±	3.01	01/01/2035	2,386,841
16,907,006	FNMA ±	2.56	02/01/2035	17,673,699
11,647,581	FNMA ±	2.58	02/01/2035	12,228,662
3,967,019	FNMA ±	3.29	02/01/2035	4,025,628
11,698,992	FNMA ±	2.64	03/01/2035	12,234,973
7,317,319	FNMA ±	2.79	03/01/2035	7,659,170
6,318,861	FNMA ±	2.65	05/01/2035	6,598,640
6,485,965	FNMA ±	2.49	06/01/2035	6,781,826
5,034,824	FNMA ±	2.37	07/01/2035	5,193,686
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

8

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     ADJUSTABLE RATE GOVERNMENT FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal National Mortgage Association (continued)
$3,541,933	FNMA ±	2.38%	07/01/2035	$3,656,301
1,096,770	FNMA ±	2.45	08/01/2035	1,125,412
3,201,074	FNMA ±	2.60	08/01/2035	3,301,481
7,978,337	FNMA ±	3.06	08/01/2035	8,400,107
19,650,983	FNMA ±	2.27	10/01/2035	20,180,597
27,135,645	FNMA ±	3.02	11/01/2035	28,598,293
21,772,949	FNMA ±	2.29	12/01/2035	22,385,022
10,287,085	FNMA ±	2.27	01/01/2036	10,589,273
800,545	FNMA ±	3.29	01/01/2036	807,938
324,423	FNMA ±	3.50	01/01/2036	327,463
9,144,409	FNMA ±	2.76	02/01/2036	9,512,540
680,402	FNMA ±	2.82	04/01/2036	710,065
9,022,135	FNMA ±	3.08	05/01/2036	9,502,890
7,575,435	FNMA ±	2.48	08/01/2036	7,825,862
324,130	FNMA ±	4.63	12/01/2036	338,644
1,894,101	FNMA ±	3.06	01/01/2038	1,922,992
3,159,074	FNMA ±	2.48	07/01/2038	3,293,019
7,059,330	FNMA ±	2.56	07/01/2038	7,399,408
2,407,715	FNMA ±	2.60	07/01/2038	2,520,586
4,677,982	FNMA ±	3.13	07/01/2039	4,985,216
14,702,250	FNMA ±	2.67	08/01/2039	15,379,004
303,430	FNMA ±	2.43	11/01/2039	309,611
515,182	FNMA ±	2.48	12/01/2039	534,659
521,329	FNMA ±	3.26	04/01/2040	550,960
4,993,907	FNMA ±	3.30	04/01/2040	5,312,295
1,855,928	FNMA ±	3.06	06/01/2040	1,977,373
2,200,039	FNMA ±	2.83	08/01/2040	2,316,317
20,382,943	FNMA ±	2.58	12/01/2040	21,263,133
11,410,891	FNMA ±	2.69	12/01/2040	11,992,461
5,874,141	FNMA ±	2.97	04/01/2042	5,973,410
10,469,201	FNMA ±	2.55	07/01/2048	10,966,275
14,062,771	FNMA ±	2.64	07/01/2048	14,697,175
293,322	FNMA ±	3.82	12/01/2050	303,372
10,000,000	FNMA #465786 ±	1.02	09/01/2020	9,895,277
1,531,355	FNMA #735784 ±	2.55	05/01/2033	1,606,337
2,012,590	FNMA #735905 ±	3.15	09/01/2035	2,110,679
15,815,912	FNMA #742245 ±	3.05	09/01/2033	16,579,337
7,922,479	FNMA #AE0567 ±	2.62	10/01/2035	8,278,991
79,966	FNMA Series 1989-74 Class J	9.80	10/25/2019	98,946
32,196	FNMA Series 1989-96 Class H	9.00	12/25/2019	37,247
525,663	FNMA Series 1992-039 Class FA ±	2.17	03/25/2022	556,556
97,964	FNMA Series 1992-045 Class F ±	2.17	04/25/2022	103,221
75,013	FNMA Series 1992-87 Class Z	8.00	05/25/2022	87,533
431,808	FNMA Series 1993-113 Class FA ±	2.24	07/25/2023	443,381
906,795	FNMA Series 1994-14 Class F ±	3.26	10/25/2023	917,905
395,738	FNMA Series 1998-M5 Class D	6.35	06/25/2020	414,148
2,353,407	FNMA Series 1998-T2 Class A5 ±	2.94	01/25/2032	2,449,586
583,600	FNMA Series 2001-50 Class BA	7.00	10/25/2041	656,147
649,812	FNMA Series 2001-63 Class FD ±	0.85	12/18/2031	656,880
459,320	FNMA Series 2001-81 Class F ±	0.80	01/25/2032	463,743
8,939,748	FNMA Series 2001-T10 Class A2	7.50	12/25/2041	10,363,124
672,770	FNMA Series 2001-T12 Class A2	7.50	08/25/2041	805,116
13,117,703	FNMA Series 2001-T12 Class A4 ±	4.27	08/25/2041	13,908,864
376,444	FNMA Series 2001-T8 Class A1	7.50	07/25/2041	435,920
1,714,850	FNMA Series 2001-W03 Class A	7.00	09/25/2041	1,969,451
943,680	FNMA Series 2002-05 Class FD ±	1.15	02/25/2032	963,528
17,374,985	FNMA Series 2002-66 Class A3 ±	3.94	04/25/2042	18,238,304
3,337,861	FNMA Series 2002-D12 Class A5 ±	4.25	10/25/2041	3,431,941
2,072,936	FNMA Series 2002-T12 Class A3	7.50	05/25/2042	2,397,804
5,190,218	FNMA Series 2002-W04 Class A6 ±	4.47	05/25/2042	5,503,253
2,210,738	FNMA Series 2003-07 Class A2 ±	3.42	05/25/2042	2,323,347
3,074,317	FNMA Series 2003-63 Class A8 ±	3.54	01/25/2043	3,230,915
784,815	FNMA Series 2003-W02 Class 1A3	7.50	07/25/2042	913,696
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

9

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     ADJUSTABLE RATE GOVERNMENT FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal National Mortgage Association (continued)
$6,710,187	FNMA Series 2003-W03 Class 1A2	7.00%	08/25/2042	$7,921,167
2,151,619	FNMA Series 2003-W04 Class 5A ±	4.22	10/25/2042	2,270,967
3,102,577	FNMA Series 2003-W08 Class 4A ±	4.14	11/25/2042	3,111,530
6,047,235	FNMA Series 2003-W10 Class 2A ±	4.05	06/25/2043	6,411,958
26,472,470	FNMA Series 2003-W18 Class 2A ±	4.29	06/25/2043	28,069,091
3,864,855	FNMA Series 2004-T03 Class 2A ±	4.45	08/25/2043	4,015,485
1,323,115	FNMA Series 2004-T3 Class 1A3	7.00	02/25/2044	1,525,511
676,149	FNMA Series 2004-W1 Class 2A2	7.00	12/25/2033	776,536
12,160,241	FNMA Series 2004-W12 Class 2A ±	4.28	06/25/2044	12,790,674
17,399,061	FNMA Series 2004-W15 Class 3A ±	3.91	06/25/2044	18,361,989
590,454	FNMA Series 2004-W2 Class 5A	7.50	03/25/2044	677,085
19,927,524	FNMA Series 2006-W1 Class 3A ±	3.49	10/25/2045	20,419,501
13,240	FNMA Series G92-06 Class F ±	2.30	08/25/2021	13,268
455,141	FNMA Series G92-20 Class FB ±	2.17	04/25/2022	477,790
1,495,939	FNMA Series G93-1 Class K ±	6.68	01/25/2023	1,707,829

				723,609,073

Government National Mortgage Association: 3.55%
9,591	GNMA ±	5.00	08/20/2015	10,051
11,260	GNMA ±	5.00	09/20/2015	11,799
23,185	GNMA ±	5.00	10/20/2015	24,111
400,591	GNMA ±	4.00	01/20/2016	414,451
23,461	GNMA ±	3.38	02/20/2016	24,242
51,382	GNMA ±	3.38	03/20/2016	53,093
63,173	GNMA ±	4.00	03/20/2016	65,359
39,500	GNMA ±	3.38	04/20/2016	40,803
8,516	GNMA ±	4.00	04/20/2016	8,801
12,617	GNMA	9.00	05/15/2016	12,763
3,426	GNMA ±	3.38	05/20/2016	3,539
1,296	GNMA ±	4.00	05/20/2016	1,340
2,215	GNMA	9.00	07/15/2016	2,252
23,097	GNMA ±	2.63	07/20/2016	23,684
23,998	GNMA	9.00	08/15/2016	26,856
45,428	GNMA	9.00	11/15/2016	50,839
11,022	GNMA	9.00	11/15/2016	12,335
9,753	GNMA	9.00	11/15/2016	9,816
672	GNMA	9.00	12/15/2016	684
24,479	GNMA ±	3.38	01/20/2017	25,294
1,955	GNMA	9.00	02/15/2017	2,207
10,935	GNMA	9.00	02/15/2017	12,348
134,861	GNMA ±	3.38	02/20/2017	139,353
31,285	GNMA ±	3.38	02/20/2017	32,327
23,625	GNMA ±	3.38	03/20/2017	24,412
39,124	GNMA ±	3.38	03/20/2017	40,427
3,622	GNMA	9.00	05/15/2017	4,090
8,186	GNMA	9.00	05/15/2017	8,239
38,901	GNMA ±	3.38	05/20/2017	40,184
105,323	GNMA ±	3.38	05/20/2017	108,796
8,903	GNMA ±	3.38	06/20/2017	9,197
42,819	GNMA	7.25	07/15/2017	47,333
14,642	GNMA	9.00	07/15/2017	16,533
23,825	GNMA ±	3.00	07/20/2017	24,474
17,076	GNMA	7.25	08/15/2017	18,876
51,098	GNMA	7.25	08/15/2017	56,123
64,028	GNMA	7.25	08/15/2017	70,527
35,674	GNMA ±	2.63	08/20/2017	36,580
16,905	GNMA ±	3.00	08/20/2017	17,357
218,507	GNMA ±	3.00	08/20/2017	224,465
65,098	GNMA	7.25	09/15/2017	71,962
8,341	GNMA ±	2.63	09/20/2017	8,553
9,376	GNMA ±	2.63	09/20/2017	9,614
233,579	GNMA ±	3.00	09/20/2017	239,947
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

10

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     ADJUSTABLE RATE GOVERNMENT FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Government National Mortgage Association (continued)
$45,186	GNMA ±	3.13%	09/20/2017	$46,604
42,415	GNMA ±	3.50	09/20/2017	43,713
69,748	GNMA	7.25	10/15/2017	76,770
119,357	GNMA	7.25	10/15/2017	131,489
95,702	GNMA ±	3.13	10/20/2017	98,707
15,569	GNMA ±	3.13	10/20/2017	16,057
540	GNMA ±	3.50	10/20/2017	557
44,738	GNMA	7.25	11/15/2017	48,970
43,794	GNMA ±	3.13	11/20/2017	45,168
48,171	GNMA ±	3.13	11/20/2017	49,683
101,397	GNMA ±	3.50	11/20/2017	104,753
40,599	GNMA ±	4.00	11/20/2017	42,057
252,877	GNMA ±	3.13	12/20/2017	260,815
35,538	GNMA ±	3.13	12/20/2017	36,654
4,809	GNMA ±	4.50	12/20/2017	4,991
34,514	GNMA	7.25	01/15/2018	38,395
32,544	GNMA	7.25	01/15/2018	35,998
80,824	GNMA ±	3.38	01/20/2018	83,516
35,150	GNMA	7.25	02/15/2018	38,845
88,373	GNMA ±	3.50	02/20/2018	91,387
9,686	GNMA ±	3.50	03/20/2018	10,017
10,210	GNMA ±	3.50	04/20/2018	10,554
19,831	GNMA ±	4.00	04/20/2018	20,494
18,167	GNMA	7.25	05/15/2018	19,815
3,818	GNMA ±	3.50	05/20/2018	3,947
14,610	GNMA ±	3.38	06/20/2018	15,091
82,751	GNMA ±	2.63	07/20/2018	84,852
881	GNMA ±	2.63	07/20/2018	903
12,904	GNMA ±	2.63	08/20/2018	13,231
51,974	GNMA ±	2.63	08/20/2018	53,294
9,822	GNMA ±	3.50	09/20/2018	10,123
6,921	GNMA ±	3.13	11/20/2018	7,138
132,751	GNMA ±	4.00	11/20/2018	137,521
3,544	GNMA ±	3.13	12/20/2018	3,655
6,042	GNMA ±	3.38	01/20/2019	6,243
165,507	GNMA ±	4.00	01/20/2019	166,350
14,852	GNMA ±	3.38	02/20/2019	15,347
60,385	GNMA ±	3.50	02/20/2019	62,444
27,103	GNMA ±	3.38	03/20/2019	28,005
4,956	GNMA ±	3.38	03/20/2019	5,121
34,262	GNMA ±	3.38	05/20/2019	35,392
10,845	GNMA ±	4.00	05/20/2019	11,207
66,906	GNMA ±	3.38	06/20/2019	69,112
5,405	GNMA ±	4.50	06/20/2019	5,599
44,281	GNMA ±	3.00	08/20/2019	45,489
87,617	GNMA ±	3.50	09/20/2019	90,298
18,169	GNMA ±	3.50	01/20/2020	18,789
6,077	GNMA	9.00	03/15/2020	7,090
16,239	GNMA ±	3.38	06/20/2020	16,775
59,057	GNMA ±	3.50	06/20/2020	61,051
1,844	GNMA ±	3.50	07/20/2020	1,901
30,415	GNMA ±	3.13	11/20/2020	31,369
19,624	GNMA ±	3.13	12/20/2020	20,240
412	GNMA ±	3.38	01/20/2021	425
45,744	GNMA ±	3.38	01/20/2021	47,268
616	GNMA ±	3.38	02/20/2021	637
104,211	GNMA ±	3.38	02/20/2021	107,682
18,238	GNMA ±	3.38	05/20/2021	18,840
110,675	GNMA ±	3.38	06/20/2021	114,324
1,208	GNMA	9.00	08/15/2021	1,229
19,850	GNMA ±	2.63	08/20/2021	20,354
88,035	GNMA ±	2.63	08/20/2021	90,270
40,557	GNMA ±	2.63	08/20/2021	41,587
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

11

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     ADJUSTABLE RATE GOVERNMENT FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Government National Mortgage Association (continued)
$459,997	GNMA ±	3.13%	10/20/2021	$474,436
48,647	GNMA ±	3.13	11/20/2021	50,174
48,612	GNMA ±	3.13	12/20/2021	50,138
18,193	GNMA ±	3.13	12/20/2021	18,764
223,578	GNMA ±	3.38	01/20/2022	231,024
6,939	GNMA ±	3.88	01/20/2022	7,177
9,240	GNMA ±	3.38	02/20/2022	9,548
10,497	GNMA ±	3.38	02/20/2022	10,846
189,191	GNMA ±	3.38	02/20/2022	195,492
76,332	GNMA ±	3.38	02/20/2022	78,875
60,272	GNMA ±	3.38	03/20/2022	62,280
376,025	GNMA ±	3.38	03/20/2022	388,550
202,989	GNMA ±	3.38	03/20/2022	209,750
564,636	GNMA ±	3.38	04/20/2022	583,254
608,696	GNMA ±	3.38	04/20/2022	628,767
35,670	GNMA ±	3.38	05/20/2022	36,847
147,735	GNMA ±	3.38	05/20/2022	152,606
552,980	GNMA ±	3.38	05/20/2022	571,214
74,196	GNMA ±	3.38	05/20/2022	76,642
43,205	GNMA ±	3.38	06/20/2022	44,630
9,080	GNMA ±	3.38	06/20/2022	9,379
14,888	GNMA ±	2.63	07/20/2022	15,266
12,593	GNMA ±	2.63	07/20/2022	12,913
22,211	GNMA ±	2.63	07/20/2022	22,775
8,722	GNMA ±	3.13	07/20/2022	8,973
7,501	GNMA ±	3.13	07/20/2022	7,717
17,686	GNMA ±	2.63	09/20/2022	18,135
84,283	GNMA ±	2.63	09/20/2022	86,423
160,390	GNMA ±	2.63	09/20/2022	164,462
221,023	GNMA ±	3.13	10/20/2022	227,961
65,078	GNMA ±	3.13	10/20/2022	67,121
172,306	GNMA ±	3.13	11/20/2022	177,715
131,088	GNMA ±	3.13	11/20/2022	135,202
107,051	GNMA ±	3.13	12/20/2022	110,411
12,701	GNMA ±	3.13	12/20/2022	13,100
670,453	GNMA ±	3.13	12/20/2022	691,499
50,293	GNMA ±	3.13	12/20/2022	51,871
108,191	GNMA ±	3.38	01/20/2023	111,794
1,546,949	GNMA ±	3.38	01/20/2023	1,598,473
27,258	GNMA ±	3.38	02/20/2023	28,166
145,123	GNMA ±	3.38	02/20/2023	150,682
78,340	GNMA ±	3.38	02/20/2023	80,949
131,991	GNMA ±	3.38	02/20/2023	136,387
157,361	GNMA ±	3.38	03/20/2023	162,603
56,167	GNMA ±	3.38	04/20/2023	58,019
25,523	GNMA ±	3.38	04/20/2023	26,364
53,977	GNMA ±	3.38	05/20/2023	55,757
18,180	GNMA ±	3.38	05/20/2023	18,780
244,834	GNMA ±	3.38	06/20/2023	252,907
529,419	GNMA ±	3.38	06/20/2023	546,876
9,367	GNMA ±	2.63	07/20/2023	9,605
585,314	GNMA ±	2.63	09/20/2023	600,175
163,954	GNMA ±	2.63	09/20/2023	168,117
739,846	GNMA ±	2.63	09/20/2023	758,631
1,446,895	GNMA ±	3.13	10/20/2023	1,492,313
1,113,444	GNMA ±	3.13	11/20/2023	1,148,396
1,108,718	GNMA ±	3.13	11/20/2023	1,143,521
1,555,199	GNMA ±	3.13	12/20/2023	1,604,017
182,419	GNMA ±	3.13	12/20/2023	188,145
52,617	GNMA ±	3.13	12/20/2023	54,268
402,096	GNMA ±	3.38	04/20/2024	415,354
38,945	GNMA ±	3.38	04/20/2024	40,229
31,598	GNMA ±	3.38	05/20/2024	32,639
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

12

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     ADJUSTABLE RATE GOVERNMENT FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Government National Mortgage Association (continued)
$356,586	GNMA ±	3.38%	05/20/2024	$368,344
206,426	GNMA ±	3.38	06/20/2024	213,232
29,573	GNMA ±	3.38	06/20/2024	30,548
39,695	GNMA ±	3.38	06/20/2024	41,004
530,654	GNMA ±	2.63	07/20/2024	544,127
1,010,322	GNMA ±	2.63	07/20/2024	1,035,974
171,733	GNMA ±	2.63	07/20/2024	176,093
1,222	GNMA	9.00	07/20/2024	1,445
90,105	GNMA ±	2.63	08/20/2024	92,393
69,424	GNMA ±	2.63	08/20/2024	71,187
826	GNMA	9.00	08/20/2024	977
3,048	GNMA	9.00	09/20/2024	3,604
823,939	GNMA ±	3.13	10/20/2024	849,802
1,863,707	GNMA ±	3.13	10/20/2024	1,922,209
27,631	GNMA	9.00	10/20/2024	32,670
153,819	GNMA ±	3.13	11/20/2024	158,647
866,057	GNMA ±	3.13	11/20/2024	893,243
754	GNMA	9.00	11/20/2024	892
565,710	GNMA ±	3.13	12/20/2024	583,467
11,502	GNMA	9.00	01/20/2025	13,633
44,128	GNMA	9.00	02/20/2025	52,301
8,975	GNMA ±	3.38	04/20/2025	9,271
225,400	GNMA ±	3.38	04/20/2025	232,832
104,069	GNMA	6.45	04/20/2025	117,046
58,023	GNMA	6.45	05/20/2025	65,258
10,925	GNMA ±	2.63	07/20/2025	11,202
279,822	GNMA ±	2.63	09/20/2025	286,927
58,537	GNMA	6.45	09/20/2025	65,836
196,450	GNMA ±	3.13	10/20/2025	202,617
961,371	GNMA ±	3.13	10/20/2025	991,549
1,001,563	GNMA ±	3.38	01/20/2026	1,034,921
807,019	GNMA ±	3.38	02/20/2026	833,898
166,159	GNMA ±	2.63	09/20/2026	170,378
164,996	GNMA ±	3.13	10/20/2026	170,175
15,032	GNMA ±	3.13	11/20/2026	15,503
12,191	GNMA ±	3.13	01/20/2027	12,574
412,641	GNMA ±	3.38	01/20/2027	426,385
11,803	GNMA ±	3.38	02/20/2027	12,196
40,613	GNMA ±	3.38	05/20/2027	41,952
3,812	GNMA ±	2.63	07/20/2027	3,909
6,114	GNMA ±	2.63	08/20/2027	6,269
29,789	GNMA ±	2.63	08/20/2027	30,546
6,400	GNMA ±	2.63	09/20/2027	6,562
10,911	GNMA ±	3.13	10/20/2027	11,253
9,644	GNMA ±	3.13	11/20/2027	9,947
11,574	GNMA ±	3.38	01/20/2028	11,960
150,468	GNMA	6.75	02/15/2029	172,715
333,275	GNMA ±	3.13	12/20/2029	343,737
190,121	GNMA ±	3.00	01/20/2030	195,720
236,200	GNMA ±	3.13	10/20/2030	243,615
12,579	GNMA ±	3.13	11/20/2031	12,974
1,665	GNMA ±	3.13	12/20/2031	1,718
119,137	GNMA ±	3.50	04/20/2032	123,160
288,612	GNMA ±	3.50	05/20/2032	298,357
712,795	GNMA ±	3.50	06/20/2032	736,863
884,651	GNMA ±	3.13	11/20/2032	912,420
116,627	GNMA ±	3.00	12/20/2032	120,196
5,162	GNMA ±	3.50	02/20/2033	5,338
77,781	GNMA ±	3.50	03/20/2033	80,434
90,964	GNMA	6.50	06/20/2034	103,046
432,525	GNMA	6.50	06/20/2034	489,976
128,524	GNMA	7.00	07/20/2034	145,514
74,158	GNMA	7.00	07/20/2034	83,961
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

13

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     ADJUSTABLE RATE GOVERNMENT FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Government National Mortgage Association (continued)
$135,828	GNMA	6.50%	08/20/2034	$153,869
246,612	GNMA	6.50	08/20/2034	279,369
104,067	GNMA	6.50	08/20/2034	117,890
2,595,944	GNMA	6.50	08/20/2034	2,940,754
9,671,334	GNMA Series 2003-1 Class SW (c)±	0.60	06/16/2031	50,719
1,354,583	GNMA Series 2004-41 Class SE (c)±	6.95	05/20/2030	28,942

				41,005,387

Total Agency Securities (Cost $1,117,654,771)				1,132,665,194

Shares		Yield
Short-Term Investments: 2.40%

Investment Companies: 2.40%
27,671,522	Wells Fargo Advantage Government Money Market Fund(l)(u)	0.03	27,671,522

Total Short-Term Investments (Cost $27,671,522)			27,671,522

Total Investments in Securities (Cost $1,145,326,293)*	100.47%		$1,160,336,716

Other Assets and Liabilities, Net	(0.47)		(5,382,176)

Total Net Assets	100.00%		$1,154,954,540

±	Variable rate investments.

(c)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end. Cost for federal income tax purposes is $1,143,774,968 and net realized appreciation (depreciation) consist of:

	Gross unrealized appreciation	$18,268,312
	Gross unrealized depreciation	(1,706,564)

*	Net unrealized appreciation	$16,561,748
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

14

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     GOVERNMENT SECURITIES FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Agency Securities: 67.08%

Federal Home Loan Bank: 0.29%
$6,150,000	FHLB	5.63%	03/14/2036	$7,133,809

Federal Home Loan Mortgage Corporation: 6.49%
1,675,546	FHLMC ±	0.70	02/15/2033	1,679,892
645,981	FHLMC(a)	2.93	11/01/2012	649,062
10,322,892	FHLMC	6.00	05/25/2043	11,372,925
16	FHLMC #170053	14.75	08/01/2011	17
630	FHLMC #170053	15.00	08/01/2011	663
111	FHLMC #170069	14.00	11/01/2012	113
117	FHLMC #170189	9.50	09/01/2016	133
823	FHLMC #170198	9.50	10/01/2016	930
21,616	FHLMC #170215	8.00	02/01/2017	24,210
47,412	FHLMC #170235	10.50	08/01/2019	55,290
11,172	FHLMC #1B0123 ±	3.41	09/01/2031	11,224
7,951	FHLMC #1B0128 ±	3.41	09/01/2031	7,981
330,663	FHLMC #1B0129 ±	3.10	09/01/2031	333,506
3,637,833	FHLMC #1G1393 ±	5.92	12/01/2036	3,860,633
2,122,296	FHLMC #1J0817 ±	5.80	01/01/2038	2,266,702
6,214,957	FHLMC #1Q0183 ±	5.92	10/01/2036	6,576,237
3,619,055	FHLMC #1R0005 ±	3.71	07/01/2032	3,682,962
2,142	FHLMC #302625	9.50	02/01/2018	2,151
66	FHLMC #306642	10.50	02/01/2019	76
57	FHLMC #360008	10.00	08/01/2017	63
30	FHLMC #360044	10.00	01/01/2019	34
45	FHLMC #360063	10.50	06/01/2019	53
131	FHLMC #360067	10.00	08/01/2019	149
390	FHLMC #360071	9.50	08/01/2019	453
1,342	FHLMC #360077	9.00	08/01/2019	1,554
689	FHLMC #360080	9.00	12/01/2019	801
22	FHLMC #360089	9.50	02/01/2020	26
266	FHLMC #360096	9.00	02/01/2020	309
47	FHLMC #360104	10.00	03/01/2020	54
91	FHLMC #360108	10.00	06/01/2020	106
148	FHLMC #360109	10.00	07/01/2020	172
164	FHLMC #360110	9.50	06/01/2020	193
86	FHLMC #360114	10.00	08/01/2020	99
1,239	FHLMC #360116	9.50	08/01/2020	1,457
159	FHLMC #360117	9.50	09/01/2020	187
69	FHLMC #360122	9.50	10/01/2020	81
307	FHLMC #530935	10.50	05/01/2019	355
191	FHLMC #531025	9.00	08/01/2019	195
58	FHLMC #533736	9.50	08/01/2018	58
361	FHLMC #537360	9.00	08/01/2019	379
497	FHLMC #538318	10.00	12/01/2019	578
236	FHLMC #538321	9.00	01/01/2020	275
88,052	FHLMC #545187	10.50	12/01/2019	102,408
5,145	FHLMC #546817	9.00	02/01/2020	5,957
2,970	FHLMC #547036	9.00	03/01/2020	3,454
3,065	FHLMC #547212	10.50	02/01/2020	3,575
394	FHLMC #547408	9.00	03/01/2020	461
9,379	FHLMC #549166	10.50	05/01/2020	10,939
573	FHLMC #549849	9.00	09/01/2020	667
62,518	FHLMC #552435	10.50	08/01/2020	73,410
31	FHLMC #553178	9.50	09/01/2020	36
104	FHLMC #554395	9.00	12/01/2020	121
9,018	FHLMC #554793	9.00	04/01/2021	10,532
206,201	FHLMC #555503	9.00	04/01/2021	223,263
400,366	FHLMC #611023 ±	2.58	10/01/2026	417,590
165,714	FHLMC #786210 ±	6.38	01/01/2026	166,150
485,871	FHLMC #786823 ±	2.79	07/01/2029	509,150
204,259	FHLMC #789483 ±	2.73	06/01/2032	213,837
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     GOVERNMENT SECURITIES FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal Home Loan Mortgage Corporation (continued)
$142,884	FHLMC #865496 ±	5.27%	05/01/2026	$150,652
103,121	FHLMC #884009	10.50	05/01/2020	121,489
23,694	FHLMC #A00687	9.50	09/01/2020	26,713
11,797	FHLMC #A01144	9.00	03/01/2021	13,425
16,183	FHLMC #A01434	9.00	06/01/2016	16,367
158,778	FHLMC #A01562	9.00	11/01/2018	168,781
40,600	FHLMC #A01620	9.00	04/01/2017	43,158
31,311	FHLMC #A01659	9.00	01/01/2017	34,566
36,168	FHLMC #A01860	8.50	06/01/2017	40,552
7,169,072	FHLMC #A93454	5.00	08/01/2040	7,584,111
1,135,467	FHLMC #B13066	4.00	03/01/2014	1,184,577
975,297	FHLMC #B13579	5.00	04/01/2019	1,047,865
784,034	FHLMC #B13580	5.00	04/01/2019	842,371
6,168,543	FHLMC #B13654	4.00	04/01/2014	6,342,213
1,416,092	FHLMC #B15194	5.00	06/01/2019	1,521,458
1,479,714	FHLMC #B16884	5.00	10/01/2019	1,589,814
4,103,853	FHLMC #B17855	5.00	02/01/2020	4,409,205
137	FHLMC #C00001	9.50	10/01/2020	162
219	FHLMC #C00004	9.50	11/01/2020	258
709	FHLMC #C00032	9.00	04/01/2021	831
423	FHLMC #C00038	9.50	05/01/2021	499
1,569	FHLMC #C00054	9.00	08/01/2021	1,836
13,638	FHLMC #C00149	8.50	07/01/2022	16,020
15,136	FHLMC #C00288	7.00	12/01/2023	17,304
59,229	FHLMC #C00470	8.00	08/01/2026	69,210
51,734	FHLMC #C00483	8.00	11/01/2026	60,452
1,727	FHLMC #C00494	7.00	12/01/2026	1,984
114,390	FHLMC #C00647	6.50	09/01/2028	129,148
8,119	FHLMC #C00756	7.00	04/01/2029	9,345
71,509	FHLMC #C00765	7.00	05/01/2029	82,376
19	FHLMC #C01197	6.50	07/01/2031	21
505,914	FHLMC #C01345	7.00	04/01/2032	580,963
253,181	FHLMC #C01410	6.00	10/01/2032	278,616
3,091,051	FHLMC #C03478	4.50	06/01/2040	3,212,805
27,000	FHLMC #C14179	6.50	09/01/2028	30,484
2,343	FHLMC #C25760	7.00	04/01/2029	2,699
42,852	FHLMC #C31808	7.50	10/01/2029	49,581
488,516	FHLMC #C59553	7.50	11/01/2031	566,045
582,508	FHLMC #C65576	7.50	04/01/2032	675,355
21,854	FHLMC #C80168	8.00	06/01/2024	25,476
3,169	FHLMC #C80235	9.00	09/01/2024	3,756
374,151	FHLMC #C90544	6.50	04/01/2022	415,682
1,136	FHLMC #D01863	9.00	09/01/2020	1,324
180	FHLMC #D02894	9.00	02/01/2021	211
4,135	FHLMC #D03267	9.00	03/01/2021	4,189
16,339	FHLMC #D03958	9.00	03/01/2021	16,444
1,537	FHLMC #D05708	9.00	06/01/2021	1,799
7,075	FHLMC #D07418	9.00	07/01/2021	8,279
5,624	FHLMC #D07542	9.00	07/01/2021	6,581
8,399	FHLMC #D18037	9.00	04/01/2022	9,862
14,184	FHLMC #D52807	7.00	05/01/2024	16,215
8,709	FHLMC #D54010	8.00	06/01/2024	10,152
17,018	FHLMC #D54132	8.00	06/01/2024	19,839
3,837	FHLMC #D57038	9.00	10/01/2024	4,548
28,863	FHLMC #D70632	6.50	04/01/2026	32,395
6,581	FHLMC #D70792	6.50	04/01/2026	7,386
9,556	FHLMC #D73666	8.50	08/01/2026	11,315
33,957	FHLMC #D73888	8.50	08/01/2026	40,211
442	FHLMC #D76733	7.00	12/01/2026	507
2,846	FHLMC #D76735	7.00	12/01/2026	3,269
5,033	FHLMC #D76758	7.00	12/01/2026	5,781
156	FHLMC #D76770	7.00	12/01/2026	179
1,733	FHLMC #D76913	7.00	12/01/2026	1,991
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     GOVERNMENT SECURITIES FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal Home Loan Mortgage Corporation (continued)
$772,136	FHLMC #E79794	7.00%	10/01/2014	$833,649
1,441,870	FHLMC #E96459	5.00	05/01/2018	1,545,549
1,825	FHLMC #G00137	9.00	07/01/2022	2,139
86,020	FHLMC #G00159	8.00	08/01/2023	98,447
204,374	FHLMC #G00319	9.50	04/01/2025	242,073
6,484	FHLMC #G00484	8.50	05/01/2026	7,665
46,333	FHLMC #G00683	8.50	12/01/2025	54,920
40,767	FHLMC #G01019	8.00	11/01/2028	47,429
165,148	FHLMC #G01236	10.00	10/01/2021	182,518
1,243	FHLMC #G10783	8.50	06/01/2012	1,288
609	FHLMC #G11136	6.50	05/01/2011	615
16,710	FHLMC #G11200	8.00	01/01/2012	17,215
246,680	FHLMC #G11209	7.50	12/01/2011	252,984
82,339	FHLMC #G11345	7.50	12/01/2011	84,444
337,480	FHLMC #G11368	7.50	12/01/2012	352,293
131,578	FHLMC #G11451	6.50	04/01/2018	143,814
391,810	FHLMC #G12008	6.50	04/01/2021	428,248
5,981,124	FHLMC #G18005	5.00	08/01/2019	6,414,942
912,508	FHLMC #G80106	10.00	08/17/2022	1,036,133
1,572,741	FHLMC #G80116	10.00	02/17/2025	1,818,710
1,805,816	FHLMC #G80193	9.50	09/17/2022	2,081,799
114,480	FHLMC #G90023	7.00	11/17/2013	118,859
4,023,633	FHLMC #H01193	6.50	08/01/2037	4,452,230
1,664,079	FHLMC #H01792	6.50	10/01/2037	1,841,336
37,139	FHLMC #N70012	10.50	08/01/2020	43,361
42,713	FHLMC Series 16 Class D	10.00	10/15/2019	46,615
179,997	FHLMC Series 1671 Class 1671-TA ±	0.81	02/15/2024	180,480
10,939,891	FHLMC Series 2882 Class TF ±	0.50	10/15/2034	10,951,799
5,817,333	FHLMC Series 3139 Class YD	4.38	04/15/2015	5,896,820
4,235,924	FHLMC Series 3185 Class PA	4.50	08/15/2026	4,284,804
8,891,101	FHLMC Series 3221 Class VA	5.00	09/15/2017	9,844,781
2,489,701	FHLMC Series R007 Class AC	5.88	05/15/2016	2,515,224
10,131,984	FHLMC Series R008 Class FK ±	0.65	07/15/2023	10,151,453
2,658,856	FHLMC Series T-57 Class 1A1	6.50	07/25/2043	3,051,453
4,686,818	FHLMC Series T-67	3.22	03/25/2036	4,937,482
4,494,027	FHLMC Series T-67 Class 1A1C	3.26	03/25/2036	4,672,383
7,474,442	FHLMC Series T-75 Class A1 ±	0.29	12/25/2036	7,428,716
379,845	FHLMC Structured Pass-Through Securities Series T-15 Class A6 ±	0.71	11/25/2028	359,438
1,540,344	FHLMC Structured Pass-Through Securities Series T-23 Class A ±	0.53	05/25/2030	1,379,590
671,771	FHLMC Structured Pass-Through Securities Series T-35 Class A ±	0.53	09/25/2031	635,927
1,873,656	FHLMC Structured Pass-Through Securities Series T-42 Class A6	9.50	02/25/2042	2,159,974
858,202	FHLMC Structured Pass-Through Securities Series T-55 Class 2A1 ±	3.92	03/25/2043	818,115
4,850,599	FHLMC Structured Pass-Through Securities Series T-57 Class 2A1 ±	4.08	07/25/2043	4,975,741

				160,238,045

Federal National Mortgage Association: 51.00%
6,180,761	FNMA ±	0.45	02/25/2037	6,148,620
61,915,000	FNMA	0.75	12/18/2013	61,568,028
29,170,000	FNMA	2.38	07/28/2015	30,261,337
9,125,000	FNMA%%	3.50	10/25/2025	9,331,736
16,840,000	FNMA%%	4.00	10/25/2025	17,513,600
122,415,000	FNMA%%	4.00	12/25/2035	124,308,638
13,300,000	FNMA%%	4.50	03/25/2034	14,021,113
27,800,000	FNMA^	4.73	10/09/2019	18,356,924
16,840,000	FNMA%%	5.00	10/25/2025	17,926,702
6,558,000	FNMA%%	5.50	12/01/2025	7,126,703
83,775,000	FNMA%%	5.50	12/01/2034	90,045,056
48,735,000	FNMA%%	6.00	12/01/2034	53,029,772
221,227	FNMA	6.17	02/25/2016	224,203
3,625,845	FNMA	6.50	07/25/2042	4,158,391
1,674,620	FNMA	7.50	11/25/2031	2,004,049
16,051	FNMA #035500	8.50	05/01/2017	17,903
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     GOVERNMENT SECURITIES FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal National Mortgage Association (continued)
$484	FNMA #050363	9.50%	11/01/2020	$568
410	FNMA #050443	9.00	06/01/2021	479
579	FNMA #050466	9.00	08/01/2021	680
48,293	FNMA #100042	11.00	10/15/2020	54,960
181,312	FNMA #100285	9.50	12/15/2020	214,199
275	FNMA #105590	9.50	10/01/2020	323
15,130	FNMA #124702	9.50	06/01/2022	16,859
32	FNMA #1376	15.50	10/01/2012	33
2,966,354	FNMA #160467	6.07	09/01/2013	2,963,888
233,919	FNMA #190180	9.00	07/01/2021	264,831
8,138	FNMA #190626	11.25	02/01/2016	8,199
19,836	FNMA #239463	8.00	08/01/2020	22,095
1,021	FNMA #250837	8.50	02/01/2027	1,206
1,715	FNMA #250930	8.50	03/01/2027	2,026
323,154	FNMA #253951	7.50	09/01/2031	371,615
388,793	FNMA #254218	7.00	02/01/2032	444,096
102,498	FNMA #254223	7.50	02/01/2032	117,938
931,738	FNMA #254480	7.00	10/01/2032	1,064,904
348,315	FNMA #255166	6.00	03/01/2024	384,105
9,714	FNMA #255168	7.00	02/01/2034	11,048
1,227,794	FNMA #256314	5.50	06/01/2016	1,295,439
22,933,013	FNMA #257307	6.00	08/01/2038	24,975,268
128,266	FNMA #266514	6.50	01/01/2024	143,056
64,101	FNMA #278602	8.50	08/01/2024	75,577
9,681	FNMA #282451	9.00	07/01/2024	11,457
2,522	FNMA #287737	9.00	03/01/2025	2,985
4,848	FNMA #291419	9.00	03/01/2025	5,750
5,584	FNMA #291422	9.00	04/01/2025	6,624
14,609	FNMA #297400	9.00	02/01/2025	17,290
1,039	FNMA #300484	8.50	12/01/2014	1,048
3,449	FNMA #302746	9.00	01/01/2025	4,082
111	FNMA #302951	9.00	01/01/2025	132
486	FNMA #303548	8.50	02/01/2012	488
43,539	FNMA #304286	9.00	03/01/2025	51,641
50,412	FNMA #304461	9.00	01/01/2025	59,793
1,991	FNMA #306583	9.00	03/01/2025	2,361
206	FNMA #306587	9.00	03/01/2025	207
56,065	FNMA #306675	9.00	03/01/2025	66,498
490,974	FNMA #313419	8.50	12/01/2026	583,859
140,716	FNMA #323013	9.00	10/01/2021	161,387
633,137	FNMA #323284	8.50	05/01/2017	699,546
3,416	FNMA #331154	8.50	03/01/2027	4,035
13,177	FNMA #347896	8.50	06/01/2026	15,565
39,356	FNMA #351270	8.50	07/01/2026	46,489
20,035	FNMA #355364	8.50	08/01/2026	23,666
4,111,109	FNMA #357464	4.50	12/01/2018	4,379,744
892	FNMA #358045	8.50	09/01/2026	1,054
446	FNMA #358139	8.50	10/01/2026	526
12,738	FNMA #361518	8.50	10/01/2026	15,047
14,547	FNMA #362050	8.50	11/01/2026	17,184
22,225	FNMA #364215	7.50	07/01/2015	22,331
7,649	FNMA #366137	8.50	11/01/2026	9,036
41,860	FNMA #367715	8.50	12/01/2026	49,447
386	FNMA #367736	8.50	12/01/2026	456
29,610	FNMA #368032	7.00	11/01/2026	33,582
6,134	FNMA #370205	8.50	01/01/2027	7,245
11,045	FNMA #372219	8.50	02/01/2027	13,065
1,533,185	FNMA #383604	6.65	05/01/2016	1,744,997
344,530	FNMA #385616	5.24	12/01/2012	344,714
6,743,570	FNMA #387402	5.03	05/01/2015	7,443,570
3,464,468	FNMA #387646	5.22	10/01/2015	3,838,571
689,594	FNMA #398800	8.00	06/01/2012	708,405
6,184	FNMA #398805	8.50	11/01/2011	6,247
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     GOVERNMENT SECURITIES FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal National Mortgage Association (continued)
$90,356	FNMA #417768	6.50%	03/01/2028	$101,196
25,936	FNMA #426843	11.00	02/01/2019	26,128
19,428	FNMA #446430	8.00	10/01/2027	19,638
49,917	FNMA #456563	8.50	08/01/2029	59,179
539,234	FNMA #457277 ±	2.79	10/01/2027	569,030
176,442	FNMA #458018	12.00	07/15/2014	200,730
9,118,505	FNMA #460206	6.18	06/01/2013	9,939,223
570,642	FNMA #460207	5.60	11/01/2013	570,164
11,027,519	FNMA #461110	4.62	07/01/2013	11,651,232
3,955,511	FNMA #461647	6.08	01/01/2019	3,983,003
4,585,987	FNMA #461966	5.55	09/01/2019	4,695,511
1,058,355	FNMA #462153	7.48	01/01/2025	1,048,682
10,817,376	FNMA #462846	4.15	07/01/2014	11,633,880
3,403,883	FNMA #464495	4.68	02/01/2020	3,671,084
442,920	FNMA #487758	8.50	05/01/2026	524,346
167,267	FNMA #487759	9.50	07/01/2028	198,078
1,066	FNMA #505851	8.50	07/01/2029	1,264
87,415	FNMA #516051	9.50	01/01/2021	101,903
16,663	FNMA #535183	8.00	06/01/2028	19,554
127,321	FNMA #535537	9.00	07/01/2028	148,747
53,991	FNMA #535573	8.00	11/01/2013	56,077
260,763	FNMA #535752	10.00	12/01/2020	300,006
815,805	FNMA #538435 ±	3.24	07/01/2026	860,502
383,058	FNMA #539118	8.00	02/01/2030	447,972
130,202	FNMA #545117 ±	2.60	12/01/2040	135,955
591,321	FNMA #545187 ±	2.67	09/01/2031	616,517
141,865	FNMA #545208 ±	2.57	09/01/2031	148,268
416,058	FNMA #545460 ±	2.43	11/01/2031	432,339
698,983	FNMA #545686	6.50	06/01/2017	764,979
1,585,073	FNMA #54844 ±	3.47	09/01/2027	1,607,939
372,800	FNMA #555161	6.00	12/01/2013	406,888
2,187,290	FNMA #555569	6.00	05/01/2016	2,387,291
6,237,761	FNMA #555710	4.50	08/01/2018	6,645,360
7,524	FNMA #601997	7.00	09/01/2031	8,594
11,574	FNMA #610591	7.00	01/01/2032	13,221
60,877	FNMA #624554	7.00	02/01/2032	69,490
238,448	FNMA #635726 ±	2.56	04/01/2032	249,182
262,963	FNMA #646643 ±	2.67	06/01/2032	275,036
1,346,505	FNMA #66414 ±	4.55	09/01/2028	1,395,096
61,531	FNMA #669258	8.00	01/01/2030	71,169
251,636	FNMA #675479 ±	2.88	01/01/2033	264,767
170,152	FNMA #675491 ±	3.36	04/01/2033	178,803
108,148	FNMA #693297	8.00	05/01/2027	125,087
43,087	FNMA #695514	8.50	10/01/2026	50,807
289,545	FNMA #695519	8.50	11/01/2026	341,434
197,535	FNMA #70765	9.00	03/01/2021	230,777
1,206,616	FNMA #724438	8.50	06/01/2027	1,422,978
181,717	FNMA #724658 ±	4.49	07/01/2033	190,264
17,361,553	FNMA #725249	5.00	03/01/2034	18,499,590
3,183,313	FNMA #725638	5.00	12/01/2018	3,419,641
1,413,497	FNMA #725922	6.50	12/01/2029	1,582,393
27,004,998	FNMA #735062	5.50	06/01/2034	29,240,833
6,496,456	FNMA #735333 ±	3.19	05/01/2036	6,664,658
3,786,689	FNMA #735613	6.00	02/01/2035	4,175,972
323,969	FNMA #735644	6.50	11/01/2031	362,680
10,298,347	FNMA #739503	5.50	09/01/2033	11,147,522
9,431,996	FNMA #740227	5.50	09/01/2033	10,209,734
773,670	FNMA #745379	7.00	04/01/2034	881,712
4,862,932	FNMA #745678 ±	3.91	05/01/2036	5,120,948
5,833,597	FNMA #745743	4.00	05/01/2021	6,108,262
4,399,434	FNMA #745816 ±	3.83	12/01/2035	4,613,972
2,375,395	FNMA #787275 ±	4.93	06/01/2034	2,490,875
205,205	FNMA #804150	7.00	12/01/2034	233,377
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     GOVERNMENT SECURITIES FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal National Mortgage Association (continued)
$2,952,570	FNMA #813158 ±	2.57%	12/01/2034	$3,089,891
22,041	FNMA #821938	7.00	06/01/2035	25,027
8,023,659	FNMA #835168	5.50	08/01/2035	8,660,195
50,056	FNMA #851813	7.00	01/01/2036	56,837
3,861,056	FNMA #873354	5.61	02/01/2021	4,323,442
3,327,074	FNMA #873429	5.39	01/01/2024	3,587,662
6,478,641	FNMA #873461	5.67	03/01/2016	7,253,421
994,751	FNMA #873468	5.70	03/01/2016	1,102,342
3,242,119	FNMA #873577	5.55	05/01/2016	3,584,042
3,749,631	FNMA #873616	5.75	05/01/2021	3,818,442
1,892,169	FNMA #873718	5.95	06/01/2024	1,995,654
5,848,920	FNMA #874071	5.67	11/01/2021	6,250,194
1,732,000	FNMA #874164	5.66	12/01/2016	1,888,407
11,700,000	FNMA #874284	5.12	01/01/2017	12,965,369
1,733,000	FNMA #874819 ±	5.99	09/01/2018	1,835,356
1,133,740	FNMA #874877	5.79	10/01/2017	1,249,324
3,168,073	FNMA #886087	6.50	07/01/2036	3,544,641
4,842,787	FNMA #886686 ±	6.05	08/01/2036	5,117,768
1,276,168	FNMA #886761	7.00	09/01/2036	1,448,647
20,211,352	FNMA #888022	5.00	02/01/2036	21,498,295
3,447,425	FNMA #888332 ±	3.74	05/01/2036	3,526,607
2,902,886	FNMA #888512 ±	3.64	02/01/2027	3,065,278
8,752,839	FNMA #888538	5.50	01/01/2037	9,447,223
8,188,898	FNMA #888707	7.50	10/01/2037	9,323,457
16,760,221	FNMA #889398	6.00	11/01/2037	18,258,007
3,742,301	FNMA #892283 ±	5.87	09/01/2036	3,961,629
3,942,636	FNMA #895998	6.50	07/01/2036	4,427,289
397,815	FNMA #923441	7.00	07/01/2047	447,041
1,418,681	FNMA #924858	6.50	09/01/2037	1,571,351
1,844,591	FNMA #954965	6.50	09/01/2037	2,043,094
2,067,163	FNMA #957048	5.79	12/01/2017	2,298,932
1,142,306	FNMA #957144	5.63	02/01/2018	1,266,088
2,296,417	FNMA #958705	4.79	05/01/2019	2,499,082
5,864,496	FNMA #988565	6.00	08/01/2038	6,431,097
70,535,092	FNMA #AB1469	4.50	09/01/2040	73,500,772
2,341,542	FNMA #AD0639	6.00	12/01/2038	2,550,796
34,080,724	FNMA #AD7136	5.00	07/01/2040	36,165,587
19,446,764	FNMA #AD8536	5.00	08/01/2040	20,636,405
91,924,520	FNMA #AD9194	5.00	08/01/2040	97,547,932
3,257,447	FNMA #AE0396	8.00	09/01/2040	3,828,371
968,035	FNMA #AE2084	4.50	08/01/2025	1,022,820
21,182,278	FNMA #AE3049	4.50	09/01/2040	22,072,896
1,940,634	FNMA Grantor Trust Series 2000-T6 Class A2	9.50	06/25/2030	2,414,573
3,779,242	FNMA Grantor Trust Series 2001-T10 Class A3	9.50	12/25/2041	4,702,204
969,408	FNMA Grantor Trust Series 2001-T12 Class A3	9.50	08/25/2041	1,206,156
2,625,908	FNMA Grantor Trust Series 2001-T8 Class A3	4.85	07/25/2041	2,727,077
15,340,044	FNMA Grantor Trust Series 2002-T11 Class B	5.34	04/25/2012	16,276,768
2,261,750	FNMA Grantor Trust Series 2002-T12 Class A5 ±	4.25	10/25/2041	2,325,499
9,880,357	FNMA Grantor Trust Series 2002-T19 Class A1	6.50	07/25/2042	11,331,534
562,057	FNMA Grantor Trust Series 2002-T5 Class A1 ±	0.49	05/25/2032	537,549
15,000,000	FNMA Grantor Trust Series 2003-T1 Class B	4.49	11/25/2012	15,999,870
569,595	FNMA Grantor Trust Series 2003-T2 Class A1 ±	0.53	03/25/2033	469,270
2,342,913	FNMA Grantor Trust Series 2004-T1 Class 1A2	6.50	01/25/2044	2,629,871
145,991	FNMA Interest Strip Series 161 Class 2(c)	8.50	07/25/2022	32,727
383,509	FNMA Interest Strip Series 265 Class 2(c)	9.00	03/01/2024	464,793
122,946	FNMA Series 1988-2 Class Z	10.10	02/25/2018	140,874
75,008	FNMA Series 1988-7 Class Z	9.25	04/25/2018	84,646
387,851	FNMA Series 1989-10 Class Z	9.50	03/25/2019	456,207
327,711	FNMA Series 1989-100 Class Z	8.75	12/25/2019	374,700
811,095	FNMA Series 1989-12 Class Y	10.00	03/25/2019	967,614
449,781	FNMA Series 1989-22 Class G	10.00	05/25/2019	533,798
88,857	FNMA Series 1989-63 Class Z	9.40	10/25/2019	100,835
149,149	FNMA Series 1989-98 Class E	9.20	12/25/2019	169,329
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

6

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     GOVERNMENT SECURITIES FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal National Mortgage Association (continued)
$248,805	FNMA Series 1990-144 Class W	9.50%	12/25/2020	$293,413
254,909	FNMA Series 1990-75 Class Z	9.50	07/25/2020	302,722
90,307	FNMA Series 1990-84 Class Y	9.00	07/25/2020	104,082
498,431	FNMA Series 1990-96 Class Z	9.67	08/25/2020	593,515
140,660	FNMA Series 1991-5 Class Z	8.75	01/25/2021	163,700
494,336	FNMA Series 1991-85 Class Z	8.00	06/25/2021	552,590
5,981	FNMA Series 1991-G9 Class FA ±	1.18	04/25/2021	5,998
358,567	FNMA Series 1992-45 Class Z	8.00	04/25/2022	434,034
1,698,951	FNMA Series 2001-T4 Class A1	7.50	07/25/2041	2,020,425
210,372	FNMA Series 2002-W5 Class A27 ±	0.75	11/25/2030	210,461
5,414,616	FNMA Series 2003-90 Class FL ±	0.70	03/25/2031	5,424,985
1,377,554	FNMA Series 2003-W1 Class 1A1	6.50	12/25/2042	1,579,882
8,356,627	FNMA Series 2003-W19 Class 1A6	5.29	11/25/2033	9,065,635
3,610,057	FNMA Series 2004-W1 Class 2A2	7.00	12/25/2033	4,146,038
1,609,972	FNMA Series 2005-116 Class TU	5.50	12/25/2016	1,705,496
4,000,000	FNMA Series 2005-71 Class DB	4.50	08/25/2025	4,347,028
2,371,463	FNMA Series 2007-W10 Class 2A	6.18	08/25/2047	2,687,164
2,154,814	FNMA Series 2009-108 Class DE	4.50	08/25/2027	2,256,377
9,395,270	FNMA Series 2010-74 Class FE ±	0.70	01/25/2035	9,395,599
6,452,784	FNMA Series 2010-74 Class FG ±	0.48	03/25/2037	6,452,522
7,778,802	FNMA Series 2010-74 Class FQ ±	0.60	02/25/2035	7,780,933
5,645,218	FNMA Series 2010-74 Class FW ±	0.85	07/25/2034	5,649,725
373,625	FNMA Series G-8 Class E	9.00	04/25/2021	439,118
783,262	FNMA Series G92-30 Class Z	7.00	06/25/2022	884,438
136,364	FNMA Whole Loan Series 1999-W6 Class A	9.17	09/25/2028	136,414
1,757,266	FNMA Whole Loan Series 2002-W4 Class A4	6.25	05/25/2042	2,015,364
101,526	FNMA Whole Loan Series 2003-W11 Class A1 ±	3.27	06/25/2033	106,443
5,269,149	FNMA Whole Loan Series 2003-W3 Class 1A4 ±	4.10	08/25/2042	5,561,422
1,153,514	FNMA Whole Loan Series 2003-W5 Class A ±	0.47	04/25/2033	1,095,992
4,793,175	FNMA Whole Loan Series 2003-W6 Class 6A ±	4.27	08/25/2042	5,046,401
4,509,744	FNMA Whole Loan Series 2003-W6 Class PT4	9.98	10/25/2042	4,816,020
2,268,240	FNMA Whole Loan Series 2003-W8 Class PT1	9.87	12/25/2042	2,588,192
328,651	FNMA Whole Loan Series 2003-W9 Class A ±	0.49	06/25/2033	311,918
3,836,491	FNMA Whole Loan Series 2004-W15 Class 1A3	7.00	08/25/2044	4,528,858

				1,258,323,338

Government National Mortgage Association: 9.12%
49,420,000	GNMA%%	4.50	12/01/2099	52,068,517
228,747	GNMA #003446	6.50	09/20/2033	259,797
24,352	GNMA #048283	14.00	02/15/2012	27,028
30,367	GNMA #053980	14.00	06/15/2012	33,704
2,988	GNMA #126600	13.00	11/15/2014	3,515
1,667	GNMA #156899	8.50	07/15/2016	1,687
8,348	GNMA #187603	9.00	12/15/2016	8,445
3,115	GNMA #201	14.00	09/20/2014	3,145
17,597	GNMA #258264	10.00	12/15/2018	19,341
7,907	GNMA #285264	9.00	03/15/2020	9,226
4,034	GNMA #293778	9.00	04/15/2021	4,734
86,490	GNMA #316476	7.34	10/20/2021	98,031
30,880	GNMA #319937	7.34	12/20/2021	35,001
33,492	GNMA #326228	7.34	02/20/2022	38,069
35,939	GNMA #326259	7.34	04/20/2022	40,851
156,515	GNMA #332246	7.34	09/20/2022	177,907
8,830	GNMA #338010	8.00	06/15/2023	10,369
99,459	GNMA #338533	7.00	12/15/2022	113,593
2,595	GNMA #345538	8.00	02/15/2024	3,056
4,899	GNMA #353253	8.00	04/15/2023	4,954
6,151	GNMA #371436	8.00	09/15/2024	7,244
217	GNMA #372198	8.00	06/15/2025	257
22,579	GNMA #372199	8.00	06/15/2025	26,662
30,345	GNMA #407233	6.00	01/15/2013	33,153
67,226	GNMA #411355	6.50	12/15/2025	75,916
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

7

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     GOVERNMENT SECURITIES FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Government National Mortgage Association (continued)
$8,547	GNMA #423780	7.00%	05/15/2026	$9,827
862	GNMA #424501	6.00	06/15/2011	941
3,041	GNMA #434275	6.50	04/15/2029	3,494
87,485	GNMA #456728	7.00	03/15/2028	100,810
4,233	GNMA #460756	6.00	02/15/2013	4,625
4,904	GNMA #470296	6.50	05/15/2029	5,635
20,878,737	GNMA #4747	5.00	07/20/2040	22,438,013
24,552	GNMA #501055	7.00	08/15/2031	28,357
4,082	GNMA #52538	15.00	07/15/2012	4,163
1,861	GNMA #533591	7.00	01/15/2031	2,149
4,609	GNMA #533788	6.50	05/15/2031	5,279
20,079	GNMA #544475	7.00	04/15/2031	23,192
1,497	GNMA #548335	7.00	04/15/2031	1,729
18,205	GNMA #570329	7.00	03/15/2032	20,996
6,557	GNMA #578318	6.50	07/15/2032	7,483
4,627	GNMA #589696	7.00	05/15/2032	5,336
1,512,546	GNMA #605621	6.00	08/20/2034	1,672,946
110,959	GNMA #623496	6.00	05/20/2034	122,726
256,451	GNMA #780104	9.50	10/20/2019	294,159
111,033	GNMA #780110	12.50	04/15/2019	118,144
1,192,995	GNMA #780288	8.00	12/15/2023	1,411,902
886,521	GNMA #780867	8.35	04/15/2020	1,016,190
480,137	GNMA #780980	8.40	05/15/2020	559,834
409,822	GNMA #8678 ±	3.00	08/20/2020	420,996
236,099	GNMA #8714 ±	3.13	11/20/2020	243,510
1,200	GNMA #95643	15.00	09/15/2012	1,213
110,504,926	GNMA Series 2002-53 Class IO(c)	0.76	04/16/2042	1,766,653
12,404,000	GNMA Series 2004-103 Class C	4.70	12/16/2027	13,046,687
1,442,256	GNMA Series 2004-20 Class B	4.78	04/16/2034	1,503,851
3,000,000	GNMA Series 2004-57 Class C	5.08	08/16/2026	3,236,411
161,680,090	GNMA Series 2005-23 Class IO(c)	0.70	06/17/2045	4,709,596
504,968	GNMA Series 2005-34 Class A	3.96	09/16/2021	505,018
5,880,966	GNMA Series 2005-59 Class A	4.39	05/16/2023	5,968,953
13,088,041	GNMA Series 2005-90 Class A	3.76	09/16/2028	13,500,604
5,924,014	GNMA Series 2006-3 Class A	4.21	01/16/2028	6,031,818
12,510,000	GNMA Series 2006-32 Class C	5.52	11/16/2038	14,141,065
115,420,863	GNMA Series 2006-32 Class XM	0.48	11/16/2045	2,848,194
12,520,000	GNMA Series 2006-68 Class D	5.31	12/16/2037	14,012,404
262,212,955	GNMA Series 2008-22 Class XM(c)	0.93	02/16/2050	11,765,889
39,500,000	GNMA Series 2008-80 Class B	4.28	03/16/2033	42,046,336
8,312,315	GNMA Series 2010-105 Class QF ±	0.60	04/20/2039	8,316,917

				225,028,247

Small Business Administration: 0.01%
726,029	SBA #4796093007(a)(c)	1.44	02/15/2018	23,088
201,796	SBA #507511	0.63	03/25/2013	196,865
1,887,369	SBA Series 1992- 6 Class A(a)(c)	1.51	10/15/2017	52,846

				272,799

Tennessee Valley Authority: 0.17%
3,670,000	Tennessee Valley Authority	5.38	04/01/2056	4,161,530

Total Agency Securities (Cost $1,619,131,289)				1,655,157,768

Asset Backed Securities: 0.78%
19,165,000	Chase Issuance Trust Series 2009-A3 Class A3	2.40	06/17/2013	19,345,661

Total Asset Backed Securities (Cost $19,163,700)				19,345,661

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

8

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     GOVERNMENT SECURITIES FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligations: 5.12%
$1,750,000	Bear Stearns Commercial Mortgage Securities Series 2007-T28 Class AAB	5.75%	09/11/2042	$1,932,744
11,820,000	Commercial Mortgage Pass-Through Certificates Series 2004-LB4A Class A4	4.58	10/15/2037	12,034,247
16,620,000	Commercial Mortgage Pass-Through Certificates Series 2006-C7 Class A4	5.96	06/10/2046	18,131,270
1,900,000	Credit Suisse First Boston Mortgage Pass-Through Certificates Series 2004-LFL2 ±	0.95	11/15/2019	1,825,938
1,828,000	Credit Suisse First Boston Mortgage Pass-Through Certificates Series 2004-LFL2 Class J ±	1.20	11/15/2019	1,718,160
4,016,656	JPMorgan Mortgage Trust Series 2005-A3 Class 7CA1	2.91	06/25/2035	3,544,205
11,110,000	Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C1 Class A3	4.55	02/15/2030	11,288,033
748,760	Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C5 Class A2	4.89	09/15/2030	769,402
10,051,000	Lehman Brothers-UBS Commercial Mortgage Trust Series 2006-C1 Class A4	5.16	02/15/2031	10,783,062
13,210,000	Lehman Brothers-UBS Commercial Mortgage Trust Series 2006-C4 Class A3	5.17	12/12/2049	13,769,560
13,645,000	Morgan Stanley Capital I Series 2004-T15 Class A4	5.27	06/13/2041	14,769,779
4,008,240	Nomura Asset Acceptance Corporation Series 2004-R2 Class A1††	6.50	10/25/2034	4,065,518
3,815,000	Nomura Asset Securities Corporation Series 1998-D6 Class A2	7.29	03/15/2030	4,225,438
23,365,000	TIAA Real Estate CDO Limited Series 2007-C4 Class A3	6.05	08/15/2039	25,738,727
644,896	Vendee Mortgage Trust Series 1995-1 Class 4	8.87	02/15/2025	697,606
884,802	Vendee Mortgage Trust Series 1995-2C Class 3A	8.79	06/15/2025	1,077,247

Total Collateralized Mortgage Obligations (Cost $120,915,331)				126,370,936

Corporate Bonds and Notes: 0.99%

Financials: 0.99%

Commercial Banks: 0.53%
13,235,000	Bank of Nova Scotia††	1.65	10/29/2015	13,011,567

Consumer Finance: 0.00%
172	Sears Roebuck Acceptance	6.70	04/15/2012	177

Diversified Financial Services: 0.46%
15,000,000	Financing Corporation Fico Series D-P^	3.10	09/26/2019	11,417,745

Total Corporate Bonds and Notes (Cost $23,248,454)				24,429,489

Yankee Corporate Bonds and Notes: 1.29%

Financials: 1.29%

Commercial Banks: 1.29%
17,090,000	Kommunalbanken AS††	2.75	05/05/2015	17,841,550
13,660,000	Westpac Banking Corporation††	1.90	12/14/2012	13,931,167

Total Yankee Corporate Bonds and Notes (Cost $30,646,500)				31,772,717

Municipal Bonds and Notes: 0.36%

Arkansas: 0.02%
470,613	Arkansas Development Finance Authority (Housing Revenue, GNMA Insured)	9.75	11/15/2014	506,578

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

9

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     GOVERNMENT SECURITIES FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Municipal Bonds and Notes (continued)

Texas: 0.34%
$5,405,000	Retama Texas Development Corporation (Miscellaneous Revenue)	10.00%	12/15/2020	$8,313,160

Total Municipal Bonds and Notes (Cost $7,886,329)				8,819,738

US Treasury Securities: 18.62%

US Treasury Bonds: 6.60%
62,000,000	US Treasury Bond	1.38	11/30/2015	61,806,250
10,660,000	US Treasury Bond	3.88	08/15/2040	10,241,925
41,345,000	US Treasury Bond	4.63	02/15/2040	45,156,513
11,270,000	US Treasury Bond«	4.75	02/15/2037	12,636,488
27,065,000	US Treasury Bond	5.38	02/15/2031	33,040,438

				162,881,614

US Treasury Notes: 12.02%
41,170,000	US Treasury Note	1.75	03/31/2014	42,395,466
18,310,000	US Treasury Note«	1.88	10/31/2017	18,013,891
42,555,000	US Treasury Note	2.63	02/29/2016	44,839,012
37,620,000	US Treasury Note«	2.63	08/15/2020	37,196,775
55,755,000	US Treasury Note	2.75	10/31/2013	59,078,500
57,410,000	US Treasury Note	2.75	02/15/2019	58,786,921
32,500,000	US Treasury Note	3.88	05/15/2018	36,199,410

				296,509,975

Total US Treasury Securities (Cost $450,053,076)				459,391,589

Yankee Government Bonds: 0.51%
11,925,000	Province of British Columbia			12,540,592

Total Yankee Government Bonds (Cost $11,918,441)				12,540,592

Short-Term Investments: 25.78%

Corporate Bonds & Notes: 0.52%
5,967,343	Gryphon Funding Limited(v)(a)±(i)	0.00	08/05/2011	2,491,963
18,050,585	VFNC Corporation(v)(a)††(i)	0.25	09/29/2011	10,288,833

				12,780,796

US Treasury Bills: 0.08%
500,000	US Treasury Bill^	0.14	12/23/2010	499,958
1,650,000	US Treasury Bill^	0.15	12/23/2010	1,649,844

				2,149,802

Shares		Yield
Investment Companies: 25.18%
569,703,149	Wells Fargo Advantage Government Money Market Fund(o)(l)(u)	0.03		569,703,149
51,521,231	Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)	0.26		51,521,231

				621,224,380

Total Short-Term Investments (Cost $631,702,952)				636,154,978

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

10

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     GOVERNMENT SECURITIES FUND

Shares		Value
Total Investments in Securities (Cost $2,914,666,072)*	120.53%	$2,973,983,468

Other Assets and Liabilities, Net	(20.53)	(506,646,935)

Total Net Assets	100.00%	$2,467,336,533

(o)	Security pledged as collateral for when-issued (TBA) and/or delayed delivery securities.

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

%%	Securities issued on a when-issued (TBA) and/or delayed delivery basis.

±	Variable rate investments.

«	All or a portion of this security is on loan.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(c)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

(i)	Illiquid security.

^	Zero coupon security. Rate represents yield to maturity.

(u)	Rate shown is the 7-day annualized yield at period end.

Cost for federal income tax purposes is $2,911,657,499 and net unrealized appreciation (depreciation) consists of:

	Gross unrealized appreciation	$84,224,506
	Gross unrealized depreciation	(21,898,537)

*	Net unrealized appreciation	$62,325,969
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

11

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     HIGH INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Corporate Bonds and Notes: 89.57%

Consumer Discretionary: 23.71%

Auto Components: 2.49%
$3,500,000	Cooper Standard Automotive††	8.50%	05/01/2018	$3,731,875
5,000,000	Lear Corporation	8.13	03/15/2020	5,450,000
3,000,000	Tenneco Automotive Incorporated††	7.75	08/15/2018	3,131,250
2,030,000	TRW Automotive Incorporated††	7.25	03/15/2017	2,187,325
2,500,000	TRW Automotive Incorporated††	8.88	12/01/2017	2,787,500

				17,287,950

Automobiles: 0.29%
1,840,000	Ford Motor Credit Company LLC	8.00	12/15/2016	2,021,510

Diversified Consumer Services: 0.91%
200,000	Service Corporation International	7.50	04/01/2027	193,500
1,100,000	Service Corporation International	7.63	10/01/2018	1,160,500
4,790,000	Service Corporation International Series WI	7.00	06/15/2017	4,927,713

				6,281,713

Hotels, Restaurants & Leisure: 5.53%
5,250,000	CKE Restaurants Incorporated††	11.38	07/15/2018	5,591,250
10	Eldorado Casino Shreveport	10.00	08/01/2012	9
3,000,000	Harrahs Entertainment Corporation	11.25	06/01/2017	3,270,000
3,100,000	MGM Mirage Incorporated††	9.00	03/15/2020	3,379,000
3,750,000	Penn National Gaming Incorporated	8.75	08/15/2019	4,115,625
3,629,000	Pokagon Gaming Authority††	10.38	06/15/2014	3,765,088
900,000	Seminole Tribe of Florida††	7.75	10/01/2017	925,313
4,050,000	Shingle Springs Tribal Gaming Authority††	9.38	06/15/2015	2,470,500
6,260,000	Tunica-Biloxi Gaming Authority††	9.00	11/15/2015	5,821,800
3,150,000	Turning Stone Casino Resort Enterprise††	9.13	09/15/2014	3,214,969
1,341,000	Waterford Gaming LLC††	8.63	09/15/2014	536,400
4,770,000	Yonkers Racing Corporation††	11.38	07/15/2016	5,223,150

				38,313,104

Internet & Catalog Retail: 0.61%
3,750,000	Netflix Incorporated	8.50	11/15/2017	4,218,750

Media: 9.64%
1,833,445	CCH II Capital Corporation	13.50	11/30/2016	2,156,590
1,000,000	CCO Holdings LLC††	7.88	04/30/2018	1,035,000
1,000,000	CCO Holdings LLC††	8.13	04/30/2020	1,050,000
5,500,000	Cinemark USA Incorporated	8.63	06/15/2019	5,898,750
2,500,000	Clear Channel Communications	10.75	08/01/2016	1,875,000
4,550,000	Clear Channel Communications Incorporated	9.25	12/15/2017	4,857,125
3,500,000	CSC Holdings LLC††	8.63	02/15/2019	3,998,750
6,500,000	DISH DBS Corporation	7.88	09/01/2019	6,825,000
1,000,000	Entravision Communication††	8.75	08/01/2017	1,045,000
4,000,000	Insight Communications††	9.38	07/15/2018	4,340,000
4,710,000	Lamar Media Corporation Series C	6.63	08/15/2015	4,745,325
250,000	MediMedia USA Incorporated††	11.38	11/15/2014	215,000
5,000,000	Regal Cinemas Corporation	8.63	07/15/2019	5,275,000
5,000,000	Sinclair Television Group††	9.25	11/01/2017	5,412,500
1,000,000	Sirius XM Radio Incorporated††	7.63	11/01/2018	995,000
3,500,000	Sirius Xm Radio Incorporated††	8.75	04/01/2015	3,683,750
3,000,000	Tl Acquisitions Incorporated††	10.50	01/15/2015	3,000,000
1,000,000	Univision Communications††	7.88	11/01/2020	1,022,500
5,200,000	Virgin Media Finance plc	9.50	08/15/2016	5,811,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     HIGH INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Media (continued)
$3,500,000	Visant Corporation††	10.00%	10/01/2017	$3,613,750

				66,855,040

Multiline Retail: 1.56%
4,000,000	Levi Strauss & Company	7.63	05/15/2020	4,100,000
3,100,000	Macy’s Retail Holdings Incorporated	5.90	12/01/2016	3,332,500
3,000,000	Macy’s Retail Holdings Incorporated	6.65	07/15/2024	3,015,000
300,000	Macy’s Retail Holdings Incorporated	7.45	07/15/2017	336,000

				10,783,500

Specialty Retail: 1.96%
500,000	Avis Budget Car Rental	9.63	03/15/2018	523,750
2,630,000	Avis Budget Car Rental LLC	7.75	05/15/2016	2,630,000
4,000,000	Limited Brands Incorporated	7.00	05/01/2020	4,260,000
900,000	Rent-A-Center Incorporated††	6.63	11/15/2020	886,500
5,000,000	Toys R US Property Company††	8.50	12/01/2017	5,312,500

				13,612,750

Textiles, Apparel & Luxury Goods: 0.72%
3,000,000	Hanesbrands Incorporated††	6.38	12/15/2020	2,865,000
2,000,000	Hanesbrands Incorporated	8.00	12/15/2016	2,127,500

				4,992,500

Consumer Staples: 5.60%

Beverages: 0.88%
5,700,000	Constellation Brands Incorporated	7.25	09/01/2016	6,113,250

Food & Staples Retailing: 1.40%
5,225,000	Clarke American Corporation	9.50	05/15/2015	4,833,125
5,000,000	SUPERVALU Incorporated	8.00	05/01/2016	4,912,500

				9,745,625

Food Products: 2.47%
6,000,000	Dean Foods Company	7.00	06/01/2016	5,505,000
4,000,000	Olson Rules Group Incorporated††	10.63	11/15/2015	3,900,000
3,270,000	Pinnacle Foods LLC Corporation	9.25	04/01/2015	3,364,013
4,000,000	TreeHouse Foods Incorporated	7.75	03/01/2018	4,340,000

				17,109,013

Household Products: 0.15%
1,000,000	Central Garden & Pet Company	8.25	03/01/2018	1,022,500

Tobacco: 0.70%
2,250,000	Reynolds American Incorporated††	7.13	04/15/2019	2,289,375
2,500,000	Reynolds American Incorporated††	9.00	04/15/2019	2,543,750

				4,833,125

Energy: 13.01%

Oil, Gas & Consumable Fuels: 13.01%
5,000,000	Bill Barrett Corporation	9.88	07/15/2016	5,450,000
4,000,000	Breitburn Energy Partner††	8.63	10/15/2020	3,990,000
3,000,000	Chesapeake Energy Corporation	6.63	08/15/2020	3,022,500
3,060,000	Chesapeake Energy Corporation	9.50	02/15/2015	3,427,200
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     HIGH INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Oil, Gas & Consumable Fuels (continued)
$4,000,000	Citgo Petroleum Corporation††	11.50%	07/01/2017	$4,580,000
1,750,000	Coffeyville Resources††	9.00	04/01/2015	1,863,750
1,500,000	Coffeyville Resources††	10.88	04/01/2017	1,590,000
5,500,000	Comstock Resources Incorporated	8.38	10/15/2017	5,555,000
4,000,000	Consol Energy Corporation††	8.25	04/01/2020	4,330,000
2,701,915	Coso Geothermal Power Holdings††	7.00	07/15/2026	2,601,971
4,000,000	El Paso Natural Gas Corporation	7.25	06/01/2018	4,262,272
905,000	Energy Transfer Equity	7.50	10/15/2020	936,675
4,000,000	Ferrellgas Partners LP	9.13	10/01/2017	4,400,000
3,145,000	Foundation PA Coal Company	7.25	08/01/2014	3,207,900
3,400,000	Hilcorp Energy Company††	7.75	11/01/2015	3,493,500
3,250,000	Holly Corporation	9.88	06/15/2017	3,534,375
3,500,000	International Coal Group Incorporated	9.13	04/01/2018	3,780,000
4,950,000	Newfield Exploration Company	6.88	02/01/2020	5,172,750
4,200,000	Penn Virginia Corporation	10.38	06/15/2016	4,620,000
4,600,000	Plains Exploration & Production Company	8.63	10/15/2019	5,014,000
3,500,000	Quicksilver Resources Incorporated	11.75	01/01/2016	4,016,250
6,000,000	Regency Energy Partners	6.88	12/01/2018	6,060,000
3,250,000	Suburban Propane Partners LP	7.38	03/15/2020	3,493,750
2,000,000	White Pine Hydro Portfolio††	7.26	07/20/2015	1,807,360

				90,209,253

Financials: 9.48%

Commercial Banks: 1.63%
3,600,000	CIT Group Incorporated	7.00	05/01/2016	3,537,000
8,000,000	CIT Group Incorporated	7.00	05/01/2017	7,800,000

				11,337,000

Consumer Finance: 5.34%
5,200,000	Discover Financial Services«	10.25	07/15/2019	6,528,896
2,500,000	Ford Motor Credit Company LLC	6.63	08/15/2017	2,576,803
2,000,000	Ford Motor Credit Company LLC	8.13	01/15/2020	2,295,080
4,200,000	GMAC LLC††	6.75	12/01/2014	4,294,500
3,000,000	GMAC LLC††	8.00	03/15/2020	3,090,000
3,500,000	GMAC LLC††	8.00	11/01/2031	3,622,500
1,000,000	Nielsen Finance LLC Company††	7.75	10/15/2018	1,017,500
2,100,000	Nielsen Finance LLC Company	11.50	05/01/2016	2,394,000
1,535,000	Nielsen Finance LLC Company	11.63	02/01/2014	1,749,900
2,925,000	Nielsen Finance LLC Company	12.50	08/01/2016	2,954,250
4,000,000	SLM Corporation	8.00	03/25/2020	4,020,000
2,600,000	Sprint Capital Corporation	6.90	05/01/2019	2,489,500

				37,032,929

Diversified Financial Services: 1.78%
4,000,000	ABI Escrow Corporation††	10.25	10/15/2018	4,170,000
2,000,000	Ally Financial Incorporated††	6.25	12/01/2017	1,920,000
2,430,000	Axcan Intermediate Holdings Incorporated	9.25	03/01/2015	2,527,200
3,500,000	International Lease Finance Corporpation††	8.63	09/15/2015	3,692,500

				12,309,700

Real Estate Investment Trust (REIT): 0.73%
4,715,000	Ventas Realty LP	6.75	04/01/2017	5,074,104

Health Care: 6.58%

Health Care Equipment & Supplies: 1.16%
4,000,000	Accellent Incorporated	8.38	02/01/2017	4,040,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     HIGH INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Health Care Equipment & Supplies (continued)
$4,000,000	DJO Finance LLC††	9.75%	10/15/2017	$4,010,000

				8,050,000

Health Care Providers & Services: 4.14%
4,000,000	Davita Incorporated	6.63	11/01/2020	3,965,000
2,000,000	Hanger Orthopedic Group††	7.13	11/15/2018	1,952,500
2,000,000	HCA Holdings Incorporated††	7.75	05/15/2021	1,967,500
4,550,000	HCA Incorporated	7.25	09/15/2020	4,771,813
2,000,000	HCA Incorporated	7.88	02/15/2020	2,127,500
1,000,000	HCA Incorporated	8.50	04/15/2019	1,090,000
4,200,000	HealthSouth Corporation	8.13	02/15/2020	4,551,750
3,750,000	Lifepoint Hospitals Incorporated††	6.63	10/01/2020	3,750,000
4,500,000	Vanguard Health Holdings Incorporated LLC	8.00	02/01/2018	4,545,000

				28,721,063

Life Sciences Tools & Services: 0.63%
4,000,000	Bio-Rad Laboratories Incorporated	8.00	09/15/2016	4,370,000

Pharmaceuticals: 0.65%
225,000	Endo Pharmaceutical Holdings Incorporated††	7.00	12/15/2020	226,688
4,000,000	Mylan Incorporated††	7.88	07/15/2020	4,265,000

				4,491,688

Industrials: 9.94%

Aerospace & Defense: 2.34%
3,750,000	Esterline Technologies Corporation††	7.00	08/01/2020	3,881,250
4,500,000	Geoeye Incorporated	9.63	10/01/2015	5,040,000
2,615,000	Hexcel Corporation	6.75	02/01/2015	2,654,225
4,500,000	Spirit AeroSystems Holdings Incorporated	7.50	10/01/2017	4,680,000

				16,255,475

Commercial Services & Supplies: 3.53%
3,500,000	Casella Waste Systems Incorporated	11.00	07/15/2014	3,815,000
3,375,000	Clean Harbors Incorporated	7.63	08/15/2016	3,560,625
2,600,000	FTI Consulting Incorporated	7.75	10/01/2016	2,665,000
75,000	IKON Office Solutions Incorporated	6.75	12/01/2025	74,342
1,000,000	Interface Incorporated††	7.63	12/01/2018	1,020,000
2,250,000	Interface Incorporated	11.38	11/01/2013	2,761,875
4,500,000	Iron Mountain Incorporated	8.38	08/15/2021	4,927,500
5,500,000	Yankee Acquisition Corporation	8.50	02/15/2015	5,685,625

				24,509,967

Electrical Equipment: 0.79%
2,730,000	Belden CDT Incorporated††	7.00	03/15/2017	2,757,300
2,000,000	Belden CDT Incorporated††	9.25	06/15/2019	2,190,000
500,000	Polypore International Incorporated††	7.50	11/15/2017	506,250

				5,453,550

Machinery: 1.17%
500,000	Accuride Corporation††	9.50	08/01/2018	533,750
4,000,000	Manitowoc Company Incorporated	8.50	11/01/2020	4,090,000
3,000,000	Terex Corporation	10.88	06/01/2016	3,457,500

				8,081,250

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     HIGH INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Professional Services: 0.89%
$3,000,000	Checkout Holdings Corporation††^	10.51%	11/15/2015	$1,815,000
4,300,000	FTI Consulting Incorporated††	6.75	10/01/2020	4,343,001

				6,158,001

Trading Companies & Distributors: 1.22%
3,000,000	Aircastle Limited††	9.75	08/01/2018	3,255,000
5,250,000	United Rentals North America Incorporated	8.38	09/15/2020	5,184,375

				8,439,375

Information Technology: 2.13%

IT Services: 0.53%
602,000	Muzak Finance Corporation LLC^^	13.00	12/31/2049	10,294
3,500,000	TW Telecommunications Holdings Incorporated	8.00	03/01/2018	3,692,500

				3,702,794

Semiconductors & Semiconductor Equipment: 1.60%
1,000,000	Advanced Micro Devices Incorporated††	7.75	08/01/2020	1,025,000
4,800,000	Freescale Semiconductor Incorporated††«	10.13	12/15/2016	4,548,000
5,175,000	Magnachip Semiconductor Limited††	10.50	04/15/2018	5,511,375

				11,084,375

Materials: 8.58%

Chemicals: 2.75%
4,000,000	Ferro Corporation	7.88	08/15/2018	4,165,000
1,000,000	Frac Tech Services LLC††	7.13	11/15/2018	992,500
6,000,000	Nalco Company	8.25	05/15/2017	6,540,000
500,000	Omnova Solutions Incorporated††	7.88	11/01/2018	497,500
2,250,000	Polyone Corporation	7.38	09/15/2020	2,300,625
4,000,000	Rhodia SA††	6.88	09/15/2020	4,080,000
500,000	TPC Group LLC††	8.25	10/01/2017	513,750

				19,089,375

Containers & Packaging: 1.67%
900,000	Ball Corporation	5.75	05/15/2021	882,000
4,000,000	Bway Holding Company††	10.00	06/15/2018	4,300,000
5,750,000	Graham Packaging Company Incorporated††	8.25	01/01/2017	5,865,000
500,000	Graham Packaging Company Incorporated††	8.25	10/01/2018	507,500

				11,554,500

Metals & Mining: 1.17%
3,600,000	FMG Resources Limited††	7.00	11/01/2015	3,645,000
500,000	Steel Dynamics Incorporated††	7.63	03/15/2020	535,000
3,745,000	Steel Dynamics Incorporated	7.75	04/15/2016	3,950,975

				8,130,975

Paper & Forest Products: 2.99%
2,500,000	Appleton Papers Incorporated††	10.50	06/15/2015	2,450,000
1,634,000	Appleton Papers Incorporated††	11.25	12/15/2015	1,282,690
4,750,000	Boise Paper Holdings LLC	9.00	11/01/2017	5,236,875
4,250,000	Georgia Pacific LLC††	5.40	11/01/2020	4,204,874
2,485,000	P.H. Glatfelter Company	7.13	05/01/2016	2,565,763
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     HIGH INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Paper & Forest Products (continued)
$4,600,000	Verso Paper Holdings	11.50%	07/01/2014	$4,991,000

				20,731,202

Telecommunication Services: 5.99%

Diversified Telecommunication Services: 3.29%
3,500,000	Cincinnati Bell Corporation	8.25	10/15/2017	3,395,000
1,500,000	Cincinnati Bell Incorporated	8.38	10/15/2020	1,395,000
4,000,000	Frontier Communications Corporation	8.25	04/15/2017	4,400,000
3,000,000	PAETEC Holding Corporation	9.50	07/15/2015	3,037,500
2,000,000	West Corporation††	7.88	01/15/2019	1,975,000
2,500,000	West Corporation††	8.63	10/01/2018	2,600,000
1,750,000	Windstream Corporation	7.75	10/15/2020	1,760,938
4,115,000	Windstream Corporation	8.63	08/01/2016	4,269,313

				22,832,751

Wireless Telecommunication Services: 2.70%
3,000,000	Cricket Communications Incorporated††	7.75	10/15/2020	2,767,501
3,500,000	Crown Castle International Corporation	7.13	11/01/2019	3,788,750
5,025,000	Intelsat Jackson Holding††	8.50	11/01/2019	5,401,875
4,625,000	Nextel Communications Incorporated Series D	7.38	08/01/2015	4,463,125
2,425,000	Sprint Nextel Corporation	6.00	12/01/2016	2,273,438

				18,694,689

Utilities: 4.55%

Electric Utilities: 1.94%
1,000,000	Energy Future Holdings††	10.00	01/15/2020	1,023,153
3,450,000	IPALCO Enterprises Incorporated††	7.25	04/01/2016	3,708,750
5,200,000	Mirant Americas Generation LLC	8.50	10/01/2021	5,031,000
3,550,000	Sierra Pacific Resources	6.75	08/15/2017	3,685,791

				13,448,694

Independent Power Producers & Energy Traders: 2.61%
4,000,000	Calpine Corporation††	7.50	02/15/2021	3,930,000
4,195,000	Dynegy Holdings Incorporated	8.38	05/01/2016	3,062,349
5,215,000	NRG Energy Incorporated	7.38	02/01/2016	5,241,075
4,000,000	NRG Energy Incorporated	8.50	06/15/2019	4,060,000
2,000,000	RRI Energy Incorporated	7.88	06/15/2017	1,820,000

				18,113,424

Total Corporate Bonds and Notes (Cost $598,262,093)				621,066,464

Yankee Corporate Bonds and Notes: 4.00%

Consumer Discretionary: 0.89%

Media: 0.89%
6,141,000	Sun Media Corporation	7.63	02/15/2013	6,148,676

Financials: 1.80%

Capital Markets: 0.46%
3,000,000	FMC Finance III SA	6.88	07/15/2017	3,202,500

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

6

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     HIGH INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Consumer Finance: 1.34%
$4,500,000	National Money Mart Company	10.38%	12/15/2016	$4,792,500
3,964,395	Wind Acquisition Finance SA††	12.25	07/15/2017	4,479,766

				9,272,266

Materials: 0.43%

Chemicals: 0.43%
3,490,000	Ineos Group Holdings plc††	8.50	02/15/2016	3,027,571

Telecommunication Services: 0.88%

Wireless Telecommunication Services: 0.88%
5,737,500	Intelsat Limited	11.50	02/04/2017	6,081,750

Total Yankee Corporate Bonds and Notes (Cost $26,978,451)				27,732,763

Municipal Bonds and Notes: 0.97%

Alabama: 0.46%
2,875,000	Jefferson County AL Series C-5 (Water & Sewer Revenue, XLCA Company Insured)(n)(s)(a)±	0.77	02/01/2040	1,437,500
525,000	Jefferson County AL Series C2 (Water & Sewer Revenue, FGIC Insured)(n)(a)±§	0.70	02/01/2042	262,500
450,000	Jefferson County AL Series C9 (Water & Sewer Revenue, AGM Insured)(n)(a)±§	0.38	02/01/2042	225,000
2,575,000	Jefferson County AL Subseries B1C (Water & Sewer Revenue, FGIC Insured)(n)(a)±§	0.76	02/01/2042	1,287,500

				3,212,500

Texas: 0.51%
3,750,000	Sabine River TX Authority PCR TXU Electric Company Project Series B±§	5.75	05/01/2030	3,496,875

Total Municipal Bonds and Notes (Cost $5,846,748)				6,709,375

Term Loans: 1.49%
4,000,000	American General Finance Corporation	7.25	04/21/2015	4,029,160
4,000,000	Goodman Global Holdings Incorporated	9.00	10/30/2017	4,111,680
450,000	Goodyear Tire & Rubber Company	2.21	04/30/2014	435,825
251,131	HCA Incorporated	2.54	11/18/2013	245,858
1,949,109	TXU Texas Competitive Electric Holding Company LLC	3.75	10/10/2014	1,503,075

Total Term Loans (Cost $10,423,759)				10,325,598

Short-Term Investments: 3.39%

Corporate Bonds & Notes: 0.22%
1,296,228	Gryphon Funding Limited(v)(i)(a)	0.00	08/05/2011	541,305
1,708,441	VFNC Corporation(v)††(i)(a)±	0.26	09/29/2011	973,811

				1,515,116

Shares		Yield
Investment Companies: 3.17%
18,940,337	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.14	18,940,337
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

7

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     HIGH INCOME FUND

Shares		Yield
Investment Companies (continued)
3,034,236	Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)	0.26	3,034,236

			21,974,573

Total Short-Term Investments (Cost $22,967,837)			23,489,689

Total Investments in Securities (Cost $664,478,888)*	99.42%		$689,323,889

Other Assets and Liabilities, Net	0.58		4,022,205

Total Net Assets	100.00%		$693,346,094

(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(s)	Rate shown is the 1-day annualized yield at period end.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

^^	This security is currently in default with regards to scheduled interest and/or principal payments.

(i)	Illiquid security

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

±	Variable rate investments.

§	These securities are subject to a demand feature which reduces the effective maturity.

^	Zero coupon security. Rate represents yield to maturity.

Cost for federal income tax purposes is $664,472,219 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$33,162,018
Gross unrealized depreciation	(8,310,348)

* Net unrealized appreciation	$24,851,670
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

8

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     HIGH YIELD BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Corporate Bonds and Notes: 75.25%

Consumer Discretionary: 14.74%

Auto Components: 1.46%
$1,935,000	Cooper Tire & Rubber Company	7.63%	03/15/2027	$1,818,900
1,875,000	Goodyear Tire & Rubber Company^	0.93	04/30/2014	1,815,938
100,000	Goodyear Tire & Rubber Company	8.25	08/15/2020	100,500
2,950,000	Goodyear Tire & Rubber Company	10.50	05/15/2016	3,230,250

				6,965,588

Diversified Consumer Services: 2.40%
1,715,000	Carriage Services Incorporated	7.88	01/15/2015	1,704,281
4,000,000	Service Corporation International	7.00	06/15/2017	4,115,000
625,000	Service Corporation International	7.00	05/15/2019	625,000
4,080,000	Service Corporation International	7.50	04/01/2027	3,947,400
450,000	Service Corporation International	7.63	10/01/2018	474,750
525,000	Service Corporation International	8.00	11/15/2021	551,250

				11,417,681

Hotels, Restaurants & Leisure: 2.08%
1,100,000	Ameristar Casinos Incorporated	9.25	06/01/2014	1,177,000
575,000	DineEquity Incorporated††	9.50	10/30/2018	595,125
3,550,000	Greektown Superholdings Incorporated††	13.00	07/01/2015	3,922,750
2,000,000	Greektown Superholdings Incorporated††	13.00	07/01/2015	2,190,000
1,836,000	Yonkers Racing Corporation††	11.38	07/15/2016	2,010,420

				9,895,295

Media: 8.05%
1,894,000	AMC Entertainment Incorporated	8.75	06/01/2019	2,012,375
1,300,000	Cablevision System Corporation	8.63	09/15/2017	1,413,750
7,159,383	CCH II Capital Corporation	13.50	11/30/2016	8,421,224
560,000	CCO Holdings LLC††	8.13	04/30/2020	588,000
935,000	Charter Communication OPT LLC Capital††	8.00	04/30/2012	977,075
3,200,000	Charter Communications Incorporated††	10.88	09/15/2014	3,568,000
3,950,000	Cinemark USA Incorporated	8.63	06/15/2019	4,236,375
1,070,000	DISH DBS Corporation	7.88	09/01/2019	1,123,500
1,175,000	EchoStar DBS Corporation	6.63	10/01/2014	1,217,594
2,075,000	EchoStar DBS Corporation	7.75	05/31/2015	2,202,094
3,000,000	Gray Television	10.50	06/29/2015	3,000,000
2,545,000	Lamar Media Corporation	9.75	04/01/2014	2,907,663
5,125,000	Regal Cinemas Corporation	8.63	07/15/2019	5,406,875
405,000	Salem Communications	9.63	12/15/2016	423,225
720,000	Sirius XM Radio Incorporated††	13.00	08/01/2013	842,400
1,140,000	Young Broadcasting Incorporated^^	8.75	01/15/2014	11
860,000	Young Broadcasting Incorporated^^(i)	10.00	03/01/2011	9

				38,340,170

Multiline Retail: 0.13%
610,000	Saks Incorporated	9.88	10/01/2011	638,975

Specialty Retail: 0.62%
400,000	Rent-A-Center Incorporated††	6.63	11/15/2020	394,000
500,000	Toys R US Property Company I LLC	8.50	12/01/2017	531,250
1,825,000	Toys R US Property Company I LLC	10.75	07/15/2017	2,053,125

				2,978,375

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     HIGH YIELD BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Consumer Staples: 0.54%

Food Products: 0.54%
$750,000	B&G Foods Incorporated	7.63%	01/15/2018	$777,188
1,495,000	Dole Food Company Incorporated	13.88	03/15/2014	1,812,688

				2,589,876

Energy: 10.86%

Energy Equipment & Services: 2.08%
965,000	Bristow Group Incorporated	7.50	09/15/2017	1,013,250
1,565,000	Gulfmark Offshore Incorporated	7.75	07/15/2014	1,580,650
2,300,000	Hornbeck Offshore Services Incorporated Series B	6.13	12/01/2014	2,277,000
2,135,000	Hornbeck Offshore Services Incorporated Series B	8.00	09/01/2017	2,151,013
120,000	Offshore Logistics Incorporated	6.13	06/15/2013	121,225
2,750,000	PHI Incorporated††	8.63	10/15/2018	2,770,625

				9,913,763

Oil, Gas & Consumable Fuels: 8.78%
1,320,000	Arch Coal Incorporated	8.75	08/01/2016	1,448,700
2,250,000	Coffeyville Resources Refining & Marketing LLC††	9.00	04/01/2015	2,396,250
845,000	Consol Energy††	8.25	04/01/2020	914,713
225,000	Denbury Resources Incorporated	9.75	03/01/2016	249,188
915,000	El Paso Corporation††	6.50	09/15/2020	945,303
2,000,000	El Paso Corporation	7.00	06/15/2017	2,107,284
760,000	El Paso Corporation	7.42	02/15/2037	748,325
850,000	El Paso Corporation	8.25	02/15/2016	929,756
3,950,000	El Paso Corporation Series MTN	7.75	01/15/2032	4,115,920
3,000,000	El Paso Natural Gas Corporation	7.25	06/01/2018	3,196,704
2,700,000	Energy Transfer Equity	7.50	10/15/2020	2,794,500
1,120,000	Ferrellgas LP	9.13	10/01/2017	1,232,000
625,000	Ferrellgas Partners LP††	6.50	05/01/2021	615,625
815,000	Forest Oil Corporation	7.25	06/15/2019	831,300
560,000	Forest Oil Corporation	8.50	02/15/2014	607,600
1,870,000	Holly Corporation	9.88	06/15/2017	2,033,625
3,560,000	Peabody Energy Corporation	7.88	11/01/2026	3,898,200
250,000	Regency Energy Partners	6.88	12/01/2018	252,500
2,250,000	Sabine Pass LNG LP	7.25	11/30/2013	2,165,625
5,650,000	Sabine Pass LNG LP	7.50	11/30/2016	5,212,125
2,550,000	Suburban Propane Partners LP	7.38	03/15/2020	2,741,250
1,250,000	Susser Holdings LLC	8.50	05/15/2016	1,325,000
1,090,000	Tesoro Corporation	7.50	07/17/2012	1,085,596

				41,847,089

Financials: 14.98%

Capital Markets: 1.10%
6,300,000	Nuveen Investments	5.50	09/15/2015	5,268,375

Commercial Banks: 0.62%
3,000,000	CIT Group Incorporated	7.00	05/01/2016	2,947,500

Consumer Finance: 8.04%
300,000	American General Finance Corporation	5.40	12/01/2015	234,000
4,850,000	American General Finance Corporation	6.90	12/15/2017	3,843,625
2,700,000	Calpine Construction Finance Corporation††	8.00	06/01/2016	2,841,750
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     HIGH YIELD BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Consumer Finance (continued)
$8,875,000	CIT Group Incorporated	7.00%	05/01/2013	$8,886,094
1,080,000	CIT Group Incorporated	7.00	05/01/2014	1,069,200
900,000	Ford Motor Credit Company LLC	6.63	08/15/2017	927,649
3,320,000	Ford Motor Credit Company LLC	9.88	08/10/2011	3,478,215
1,362,000	GMAC LLC	6.75	12/01/2014	1,392,645
55,000	GMAC LLC	6.88	09/15/2011	56,306
1,280,000	GMAC LLC	6.88	08/28/2012	1,321,600
3,430,000	GMAC LLC	7.50	12/31/2013	3,610,075
350,325	Homer City Funding, LLC	8.73	10/01/2026	320,547
1,755,000	International Lease Finance Corporation	5.30	05/01/2012	1,752,806
515,000	International Lease Finance Corporation	6.38	03/25/2013	517,575
125,000	International Lease Finance Corporation††	6.50	09/01/2014	130,938
125,000	International Lease Finance Corporation††	6.75	09/01/2016	131,875
200,000	International Lease Finance Corporation††	7.13	09/01/2018	211,500
1,015,000	International Lease Finance Corporation††	8.63	09/15/2015	1,070,825
375,000	Nielsen Finance LLC††	7.75	10/15/2018	381,563
6,085,000	Nielsen Finance LLC	12.50	08/01/2016	6,145,850

				38,324,638

Diversified Financial Services: 1.36%
2,300,000	Ally Financial Incorporated	8.30	02/12/2015	2,420,750
725,000	Dunkin Finance Corporation††	9.63	12/01/2018	729,531
3,500,000	NCO Group Incorporated	11.88	11/15/2014	2,380,000
400,000	NSG Holdings LLC/NSG Holdings Incorporated††	7.75	12/15/2025	361,000
575,000	Nuveen Investments Incorporated	10.50	11/15/2015	572,844

				6,464,125

Insurance: 0.41%
1,400,000	Emigrant Bancorp Incorporated††	6.25	06/15/2014	1,166,024
800,000	HUB International Holdings Incorporated††	10.25	06/15/2015	800,000

				1,966,024

Real Estate Investment Trusts (REIT): 3.45%
5,963,433	Capital Automotive^	0.43	12/14/2012	5,911,253
5,470,000	Dupont Fabros Technology Incorporated	8.50	12/15/2017	5,921,275
1,581,000	National Retail Properties Incorporated	6.88	10/15/2017	1,753,689
1,875,000	Omega Healthcare Investors††	6.75	10/15/2022	1,870,313
909,000	Ventas Realty LP	9.00	05/01/2012	965,273

				16,421,803

Health Care: 5.03%

Health Care Equipment & Supplies: 1.44%
515,000	Biomet Incorporated¥	10.38	10/15/2017	561,350
3,645,000	Biomet Incorporated	11.63	10/15/2017	4,018,613
2,225,000	Cooper Companies Incorporated	7.13	02/15/2015	2,280,625

				6,860,588

Health Care Providers & Services: 3.33%
466,000	Centene Corporation	7.25	04/01/2014	476,485
3,000,000	Community Health Systems Incorporated Series WI	8.88	07/15/2015	3,138,750
1,000,000	HCA Incorporated	7.25	09/15/2020	1,048,750
1,550,000	HCA Incorporated	7.88	02/01/2011	1,551,938
2,765,000	HCA Incorporated	9.25	11/15/2016	2,958,550
1,144,000	HCA Incorporated¥	9.63	11/15/2016	1,222,650
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     HIGH YIELD BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Health Care Providers & Services (continued)
$2,000,000	Health Management plc	6.13%	04/15/2016	$2,017,500
450,000	Healthsouth Corporation	7.25	10/01/2018	457,875
450,000	Healthsouth Corporation	7.75	09/15/2022	462,938
750,000	Sabra Health Care Corporation††	8.13	11/01/2018	757,500
1,740,000	United Surgical Partners International Incorporated	8.88	05/01/2017	1,787,850

				15,880,786

Pharmaceuticals: 0.26%
750,000	Mylan Incorporated††	6.00	11/15/2018	731,250
100,000	Mylan Incorporated††	7.63	07/15/2017	106,000
350,000	Mylan Incorporated††	7.88	07/15/2020	373,172

				1,210,422

Industrials: 6.37%

Aerospace & Defense: 1.20%
1,386,000	Hexcel Corporation	6.75	02/01/2015	1,406,790
1,805,000	L-3 Communications Holdings Incorporated	5.88	01/15/2015	1,838,844
2,385,000	L-3 Communications Holdings Incorporated	6.38	10/15/2015	2,456,550

				5,702,184

Commercial Services & Supplies: 4.10%
275,000	Brickman Group Holdings††	9.13	11/01/2018	278,438
840,000	Corrections Corporation of America	6.25	03/15/2013	844,200
1,445,000	Corrections Corporation of America	7.75	06/01/2017	1,575,050
1,605,000	Geo Group Incorporated	7.75	10/15/2017	1,701,300
1,775,000	Iron Mountain Incorporated	8.00	06/15/2020	1,899,250
1,440,000	Iron Mountain Incorporated	8.38	08/15/2021	1,576,800
1,025,000	KAR Holdings Incorporated ±	4.29	05/01/2014	953,250
3,885,000	KAR Holdings Incorporated	8.75	05/01/2014	4,016,119
6,334,000	KAR Holdings Incorporated	10.00	05/01/2015	6,698,205

				19,542,612

Machinery: 0.17%
144,253	Commercial Vehicle Group Incorporated¥	13.00	02/15/2013	147,859
250,000	Thermadyne Holdings Corporation††	9.00	12/15/2017	251,875
400,000	Titan International Incorporated††	7.88	10/01/2017	416,000

				815,734

Road & Rail: 0.90%
239,000	Kansas City Southern	13.00	12/15/2013	286,800
3,650,000	RailAmerica Incorporated	9.25	07/01/2017	3,996,750

				4,283,550

Information Technology: 5.00%

Communications Equipment: 0.25%
475,000	Allbritton Communication	8.00	05/15/2018	471,438
725,000	Intelsat Jackson Holdings Limited††	7.25	10/15/2020	723,188

				1,194,626

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     HIGH YIELD BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Computers & Peripherals: 0.03%
$150,000	Seagate Technology International	6.80%	10/01/2016	$149,250

Electronic Equipment & Instruments: 0.78%
3,675,000	GCI Incorporated	7.25	02/15/2014	3,734,719

Internet Software & Services: 0.23%
1,020,000	Equinix Incorporated	8.13	03/01/2018	1,068,450

IT Services: 3.71%
329,000	Fidelity National††	7.63	07/15/2017	347,095
174,000	Fidelity National††	7.88	07/15/2020	185,745
1,225,000	First Data Corporation	11.25	03/31/2016	943,250
3,600,000	Lender Processing Services Incorporated	8.13	07/01/2016	3,730,500
857,000	SunGard Data Systems Incorporated	4.88	01/15/2014	853,786
550,000	Sungard Data Systems Incorporated††	7.38	11/15/2018	544,500
550,000	Sungard Data Systems Incorporated††	7.63	11/15/2020	550,000
8,100,000	SunGard Data Systems Incorporated	10.25	08/15/2015	8,403,750
2,000,000	TW Telecommunications Holdings Incorporated	8.00	03/01/2018	2,110,000

				17,668,626

Materials: 2.47%

Chemicals: 0.51%
1,950,000	Celanese UU Holdings LLC††	6.63	10/15/2018	2,003,625
275,000	Chemtura Corporation††	7.88	09/01/2018	290,813
125,000	Vertellus Specialties Incorporated††	9.38	10/01/2015	130,313

				2,424,751

Containers & Packaging: 1.65%
725,000	Ball Corporation	5.75	05/15/2021	710,500
500,000	Crown Americas LLC	7.63	05/15/2017	540,000
55,000	Graham Packaging Company Incorporated††	8.25	01/01/2017	56,100
4,570,000	Graham Packaging Company Incorporated	9.88	10/15/2014	4,729,950
1,702,000	Owens Brockway	7.38	05/15/2016	1,825,395

				7,861,945

Metals & Mining: 0.03%
100,000	Freeport-McMoRan Copper & Gold Incorporated	8.38	04/01/2017	111,700
3,285,000	Indalex Holdings Corporation^^	11.50	02/01/2014	25,952

				137,652

Paper & Forest Products: 0.28%
1,090,000	Georgia-Pacific Corporation	8.88	05/15/2031	1,340,700

Telecommunication Services: 7.70%

Diversified Telecommunication Services: 4.40%
1,925,000	GCI Incorporated	8.63	11/15/2019	2,093,438
270,000	Qwest Corporation	7.63	08/03/2021	276,750
2,990,000	Qwest Corporation	8.88	03/15/2012	3,251,625
815,000	SBA Telecommunications Incorporated	8.00	08/15/2016	880,200
6,635,000	Sprint Capital Corporation	6.88	11/15/2028	5,639,750
1,010,000	Sprint Capital Corporation	6.90	05/01/2019	967,075
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     HIGH YIELD BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Diversified Telecommunication Services (continued)
$2,490,000	Sprint Capital Corporation	8.38%	03/15/2012	$2,620,725
3,100,000	Sprint Capital Corporation	8.75	03/15/2032	3,069,000
675,000	U.S. West Communications Incorporated	7.13	11/15/2043	649,688
1,400,000	U.S. West Communications Incorporated	7.25	09/15/2025	1,508,500

				20,956,751

Wireless Telecommunication Services: 3.30%
5,050,000	CC Holdings GS V LLC††	7.75	05/01/2017	5,567,625
5,980,000	Cricket Communications Incorporated Series I	7.75	05/15/2016	6,114,550
1,764,503	iPCS Incorporated¥	3.54	05/01/2014	1,667,455
1,975,000	MetroPCS Wireless Incorporated	6.63	11/15/2020	1,881,188
475,000	MetroPCS Wireless Incorporated	7.88	09/01/2018	492,219

				15,723,037

Utilities: 7.56%

Electric Utilities: 2.23%
6,717,000	Aquila Incorporated Step Bondºº	11.88	07/01/2012	7,678,062
517,493	Energy Future Holdings Corporpation¥	11.00	11/01/2017	320,846
125,000	EnergySolutions Incorporated††	10.75	08/15/2018	136,563
520,000	IPALCO Enterprises Incorporated††	7.25	04/01/2016	559,000
1,815,000	Otter Tail Corporation	9.00	12/15/2016	1,942,050

				10,636,521

Gas Utilities: 0.81%
2,875,000	AmeriGas Partners LP	7.13	05/20/2016	2,990,000
875,000	AmeriGas Partners LP	7.25	05/20/2015	892,500

				3,882,500

Independent Power Producers & Energy Traders: 4.52%
1,130,000	AES Corporation	8.88	02/15/2011	1,138,475
4,150,000	Calpine Construction Finance Corporation††	7.25	10/15/2017	4,129,250
485,000	NRG Energy Incorporated	7.25	02/01/2014	494,700
1,925,000	NRG Energy Incorporated	7.38	02/01/2016	1,934,625
8,425,000	NRG Energy Incorporated	7.38	01/15/2017	8,509,250
1,233,045	Reliant Energy Incorporated	9.24	07/02/2017	1,331,689
460,000	Reliant Energy Incorporated	9.68	07/02/2026	491,050
3,432,000	RRI Energy Incorporated	6.75	12/15/2014	3,483,480

				21,512,519

Total Corporate Bonds and Notes (Cost $351,621,687)				358,567,200

Yankee Corporate Bonds and Notes: 3.47%

Consumer Discretionary: 1.00%

Media: 1.00%
380,000	Videotron Limited	6.38	12/15/2015	384,750
1,881,000	Videotron Limited	6.88	01/15/2014	1,904,513
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

6

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     HIGH YIELD BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Media (continued)
$2,235,000	Videotron Limited	9.13%	04/15/2018	$2,475,263

				4,764,526

Energy: 0.75%

Oil, Gas & Consumable Fuels: 0.75%
3,225,000	General Maritime Corporation	12.00	11/15/2017	3,225,000
525,000	Griffin Coal Mining Company Limited^^^	7.81	12/01/2016	332,063

				3,557,063

Financials: 0.00%

Diversified Financial Services: 0.00%
720,000	Preferred Term Securities XII Limited^^(i)	1.17	12/24/2033	216

Materials: 0.21%

Metals & Mining: 0.21%
990,000	Novelis Incorporated	7.25	02/15/2015	1,018,463

Telecommunication Services: 1.51%

Wireless Telecommunication Services: 1.51%
1,000,000	Intelsat Corporation	9.25	06/15/2016	1,052,500
2,160,000	Intelsat Limited	8.50	01/15/2013	2,160,000
1,100,000	Intelsat Limited††	8.50	11/01/2019	1,182,500
666,000	Intelsat Limited	8.88	01/15/2015	682,650
825,000	Intelsat Limited	11.25	06/15/2016	881,719
1,125,000	Telesat Canada Incorporated	11.00	11/01/2015	1,251,563
				7,210,932

Total Yankee Corporate Bonds and Notes (Cost $16,390,836)				16,551,200

Shares
Investment Companies: 1.45%
62,492	BlackRock High Income Shares			134,358
26,741	BlackRock Limited Duration Income Trust			453,795
45,818	Eaton Vance Limited Duration Income Trust			741,335
98,386	ING Prime Rate Trust			567,687
195,467	LMP Corporate Loan Fund Incorporated			2,247,871
49,367	New America High Income Fund Incorporated			514,898
155,949	Nuveen Floating Rate Income Fund			1,777,819
35,644	Western Asset Global High Income Incorporated			455,174

Total Investment Companies (Cost $4,957,711)				6,892,937

Principal		Interest Rate	Maturity Date
Collateralized Mortgage Obligations: 2.36%
$4,642,307	American Home Mortgage Assets, Series 2006, Class 1A1 ±	1.30	09/25/2046	2,426,074
1,280,000	American Home Mortgage Assets, Series 2006, Class 1A1	5.47	01/15/2045	1,302,007
1,515,000	Banc of America Commercial Mortgage Incorporated, Series 2006, Class AM	6.07	07/10/2044	1,433,121
2,040,000	Greenwich Capital Commercial Funding Corporation Series 2006-GG7 Class AM	6.08	07/10/2038	2,085,277
3,730,000	Lehman XS Trust Series 2006-18N Class A5A ±	0.42	12/25/2036	1,376,031
910,000	Morgan Stanley Capital I Trust Series 2006-IQ12 Class AM	5.37	12/15/2043	876,221
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

7

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     HIGH YIELD BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligations (continued)
$1,831,000	Morgan Stanley Capital I Trust Series 2006-IQ12 Class AM	5.37%	12/15/2043	$1,763,035

Total Collateralized Mortgage Obligations (Cost $11,825,379)				11,261,766

Term Loans: 16.07%
1,975,971	Allison Transmission Incorporated	3.03	08/07/2014	1,904,955
2,593,194	Ameristar Casinos Incorporated	3.54	11/10/2012	2,588,344
1,880,788	Blackstone UTP	7.75	11/02/2014	1,899,595
209,863	Calpine Corporation	3.17	03/29/2014	208,591
704,037	Celanese Holdings LLC	3.29	10/31/2016	705,269
3,218,825	Coinmach Corporation	3.28	11/20/2014	2,785,893
1,803,683	Community Health Systems Incorporated	2.54	07/25/2014	1,755,092
92,840	Community Health Systems Incorporated	2.54	07/25/2014	90,338
907,409	Community Health Systems Incorporated	3.79	01/25/2017	883,000
750,000	Emdeon Business Services LLC	5.26	05/16/2014	739,500
1,000,000	Emdeon Business Services, LLC	4.50	11/18/2013	1,000,420
6,188,565	Fairpoint Communications Incorporated^^	3.65	03/31/2015	4,050,602
2,873,020	Federal Mogul Corporation	2.19	12/29/2014	2,579,570
1,465,826	Federal Mogul Corporation	2.19	12/28/2015	1,316,107
1,725,000	First Data Corporation<	3.00	09/24/2014	1,550,033
225,000	First Data Corporation	3.00	09/24/2014	202,282
1,537,329	First Data FRN	3.00	09/24/2014	1,381,674
6,989,924	Ford Motor Company	3.02	12/16/2013	6,899,615
2,760,736	Ford Motor Company	3.04	12/16/2013	2,730,230
1,825,525	Georgia Pacific Corporation	2.29	12/20/2012	1,820,797
730,190	Georgia Pacific Corporation	2.29	12/21/2012	728,299
1,978,496	Gray Television	3.76	12/31/2014	1,921,615
750,000	Gymboree Corporation	5.50	11/16/2017	752,145
3,000,000	HCA Incorporated	1.54	11/16/2012	2,930,640
997,245	Health Management Association Incorporated	2.04	02/28/2014	968,933
677,829	HMSC	5.76	10/03/2014	449,062
1,994,805	Intelsat Subsuduary Holding Company	2.79	07/03/2013	1,953,912
1,000,000	Level 3 Financing Incorporated	2.54	03/13/2014	927,500
3,283,860	Local TV Finance LLC	2.29	05/07/2013	3,114,183
1,843,214	LPL Holdings Incorporated	2.04	06/28/2013	1,832,468
1,284,224	Merisant Company	7.50	01/08/2014	1,192,723
349,091	MetroPCS Wireless Incorporated	2.56	11/04/2013	345,698
78,723	Mission Broadcasting Incorporated	5.00	09/30/2016	78,329
2,825,000	Newsday LLC	10.50	08/01/2013	3,005,094
123,131	Nexstar Broadcasting Incorporated	5.01	09/30/2016	122,515
12,998	Nielsen Finance LLC	2.25	08/09/2013	12,759
210,684	Nielsen Finance LLC	4.00	05/02/2016	206,892
450,000	Owens Brockway Glass Container	1.75	06/14/2013	450,189
2,852,624	Penn National Gaming Incorporated	2.02	10/03/2012	2,831,886
1,245,000	Sugarhouse HSP Gaming LP	11.25	09/23/2014	1,257,973
1,994,819	Sungard Data Systems Incorporated	2.00	02/28/2014	1,942,455
324,188	The Geo Group Incorporated	4.75	06/22/2017	325,808
14,961,440	TXU Energy Company LLC	3.75	10/10/2014	11,484,850
623,438	Vertafore Incorporated	6.75	07/29/2016	626,399

Total Term Loans (Cost $75,766,225)				76,554,234

Shares		Yield		Value
Short-Term Investments: 0.77%

Investment Companies: 0.77%
3,643,719	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.14		$3,643,719

Total Short-Term Investments (Cost $3,643,719)				3,643,719

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

8

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     HIGH YIELD BOND FUND

Shares		Yield	Value
Total Investments in Securities (Cost $464,205,557)*	99.37%		$473,471,056

Other Assets and Liabilities, Net	0.63		3,006,058

Total Net Assets	100.00%		$476,477,114

<	All or portion of the position represents an unfunded loan commitment.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

ºº	Stepped coupon bond. Interest rate presented is yield to maturity.

^^	This security is currently in default with regards to scheduled interest and/or principal payments.

(i)	Illiquid security.

¥	Payment-in-kind (PIK) securities are securities in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

±	Variable rate investments.

^	Zero coupon security. Rate represents yield to maturity.

Cost for federal income tax purposes is $462,671,527 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$19,723,191
Gross unrealized depreciation	(8,923,662)

* Net unrealized appreciation	$10,799,529
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

9

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)

INCOME PLUS FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Agency Securities: 33.01%

Federal Home Loan Mortgage Corporation: 1.84%
$3,800,000	FHLMC%%	5.50%	12/01/2040	$4,070,750
602	FHLMC #170065	14.00	09/01/2012	609
138,800	FHLMC #1J1263 ±	5.75	01/01/2036	145,235
64,331	FHLMC #A77459	7.50	05/01/2038	72,666
2,925,522	FHLMC #A92458	5.00	06/01/2040	3,094,889
1,534,290	FHLMC #A93454	5.00	08/01/2040	1,623,115
1,193	FHLMC #C00922	8.00	02/01/2030	1,394
826,493	FHLMC Series 2736 Class BC	5.00	12/15/2029	856,962
1,649,062	FHLMC Series M009 Class A ±(i)	5.40	10/15/2021	1,771,208
109,400	FHLMC Structured Pass-Through Securities Series T-57 Class 2A1 ±	4.08	07/25/2043	112,222
91,142	FHLMC Structured Pass-Through Securities Series T-59 Class 2A1 ±	4.01	10/25/2043	95,543

				11,844,593

Federal National Mortgage Association: 29.23%
10,660,000	FNMA	4.75	11/19/2012	11,524,739
5,980,000	FNMA	0.75	12/18/2013	5,946,488
3,670,000	FNMA%%	3.50	12/01/2025	3,753,148
1,352,000	FNMA%%	5.50	12/01/2025	1,469,244
17,990,000	FNMA%%	6.00	12/01/2034	19,575,369
21,425,000	FNMA%%	4.00	12/01/2040	21,756,423
19,340,000	FNMA%%	5.50	12/15/2040	20,787,483
2,815,479	FNMA #073587	7.87	07/01/2026	2,766,805
170,201	FNMA #256986	7.00	11/01/2037	190,810
822,882	FNMA #257307	6.00	08/01/2038	896,163
3,905,046	FNMA #383228	6.27	02/01/2011	3,902,886
240,000	FNMA #385234	6.06	06/01/2012	251,163
1,629,052	FNMA #464093	4.39	01/01/2020	1,732,393
1,958,935	FNMA #465156	4.46	05/01/2020	2,089,274
3,635,148	FNMA #545320	5.69	11/01/2011	3,713,844
1,379,780	FNMA #545547	6.08	03/01/2012	1,429,971
950,936	FNMA #725715	5.50	08/01/2034	1,028,159
289,181	FNMA #735230	5.50	02/01/2035	312,665
110,324	FNMA #831621	7.00	07/01/2036	125,234
360,374	FNMA #863727 ±	5.33	01/01/2036	375,171
208,064	FNMA #886087	6.50	07/01/2036	232,795
185,232	FNMA #886686 ±	6.05	08/01/2036	195,750
293,400	FNMA #888022	5.00	02/01/2036	312,082
589,294	FNMA #889398	6.00	11/01/2037	641,957
137,389	FNMA #892283 ±	5.87	09/01/2036	145,442
141,638	FNMA #895998	6.50	07/01/2036	159,049
83,247	FNMA #902200	6.50	11/01/2036	93,142
2,421,837	FNMA #934370	5.50	08/01/2038	2,621,233
7,375,755	FNMA #941312	6.50	07/01/2037	8,252,464
6,549,173	FNMA #947654	6.00	10/01/2037	7,134,443
40,966	FNMA #976190	7.50	05/01/2038	46,370
5,461,184	FNMA #987853	5.50	08/01/2038	5,914,913
1,620,687	FNMA #995238	5.00	01/01/2024	1,725,974
5,048,355	FNMA #995591	7.00	03/01/2024	5,491,476
13,734,721	FNMA #AB1469	4.50	09/01/2040	14,312,204
672,859	FNMA #AC2673	4.00	09/01/2024	701,175
1,641,059	FNMA #AC7693	4.50	11/01/2024	1,730,855
2,400,495	FNMA #AD0309	4.50	10/01/2024	2,534,848
3,703,071	FNMA #AD7136	5.00	07/01/2040	3,929,603
5,680,687	FNMA #AD7860	5.00	06/01/2040	6,028,199
16,140,006	FNMA #AD9194	5.00	08/01/2040	17,127,359
4,705,843	FNMA #AE3049	4.50	09/01/2040	4,903,702

				187,862,467

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)

INCOME PLUS FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Government National Mortgage Association: 1.94%
$7,130,000	GNMA%%	4.50%	12/21/2039	$7,512,111
60	GNMA #053809	15.00	02/15/2012	60
163	GNMA #45265	15.00	08/15/2011	164
4,635,355	GNMA #4747	5.00	07/20/2040	4,981,534
1,446	GNMA #516121	7.50	12/15/2029	1,674

				12,495,543

Total Agency Securities (Cost $209,622,321)				212,202,603

Asset Backed Securities: 1.60%
430,000	Chase Issuance Trust Series 2005-A6 Class A6 ±	0.32	07/15/2014	429,058
3,410,000	Chase Issuance Trust Series 2009-A3 Class A3	2.40	06/17/2013	3,442,145
285,000	Citibank Credit Card Issuance Trust Series 2005-C1 Class C1	5.50	03/24/2017	305,492
935,273	Countrywide Asset Backed Certificates Series 2004-S1 Class A3	4.62	02/25/2035	889,982
2,470,195	CVS Pass-Through Trust Series T	6.04	12/10/2028	2,600,003
2,345,000	Discover Card Master Trust Series 2008-A4 Class A4	5.65	12/15/2015	2,602,371
6,799	SACO I Trust Series 2005-2 Class A ±	0.45	04/25/2035	2,768

Total Asset Backed Securities (Cost $9,693,927)				10,271,819

Collateralized Mortgage Obligations: 8.81%
785,000	Banc of America Commercial Mortgage Securities Incorporated Series 2007-1 Class AMFX	5.48	01/15/2049	745,793
1,070,000	Bank of America Commercial Mortgage Incorporated Series 2008-1 Class AM	6.38	02/10/2051	1,055,592
2,645,000	Commercial Mortgage Pass-Through Certificates Series 2004-LB4A Class A4	4.58	10/15/2037	2,692,943
614,354	Credit Suisse First Boston Mortgage Securities Corporation Series 1998-C2 Class AX(c)	0.29	11/11/2030	7,830
845,000	Credit Suisse Mortgage Capital Certificates Series 2006-C3 Class A3	6.02	06/15/2038	921,655
3,568,573	FHLMC Series T-42 Class A5	7.50	02/25/2042	4,182,591
156,488	Financial Asset Securitization Incorporated Series 1997-NAM2 Class B2	7.88	07/25/2027	153,005
13,591	FNMA Grantor Trust Series 2002-T12 Class A3	7.50	05/25/2042	15,721
161,858	FNMA Series 2003-W14 Class 2A ±	4.27	01/25/2043	170,102
683,834	FNMA Series 2004-7 Class AE	5.00	12/25/2030	697,991
311,013	FNMA Whole Loan Series 2003-W8 Class 4A ±	4.14	11/25/2042	311,910
3,773,363	FNMA Whole Loan Series 2004-W11 Class 1A3	7.00	05/25/2044	4,454,337
3,019,748	FNMA Whole Loan Series 2004-W15 Class 1A3	7.00	08/25/2044	3,564,719
167,469	FNMA Whole Loan Series 2005-W4 Class 3A ±	3.63	06/25/2035	173,409
146,240	GNMA Series 2005-59 Class A	4.39	05/16/2023	148,428
2,811,274	GNMA Series 2005-90 Class A	3.76	09/16/2028	2,899,891
385,861	GNMA Series 2006-3 Class A	4.21	01/16/2028	392,883
1,773,541	GNMA Series 2007-12 Class A	3.96	06/16/2031	1,845,737
485,000	GNMA Series 2007-12 Class C	5.28	04/16/2041	535,568
1,740,261	GNMA Series 2007-69 Class TA ±	5.22	06/16/2031	1,768,484
19,165,184	GNMA Series 2008-22 Class XM(c)	0.93	02/16/2050	859,971
4,365,000	GNMA Series 2008-86 Class D	5.46	04/16/2040	4,798,356
2,228,000	Goldman Sachs Mortgage Securities Corporation II Series 2006-GG8 Class A4	5.56	11/10/2039	2,363,126
1,940,000	JPMorgan Chase Commercial Mortgage Securities Series 2007-CB18 Class A4	5.44	06/12/2047	2,038,549
3,310,396	Lehman Brothers-UBS Commercial Mortgage Trust Series 2003-C8 Class A3	4.83	11/15/2027	3,385,953
3,735,000	Lehman Brothers-UBS Commercial Mortgage Trust Series 2006-C1 Class A4	5.16	02/15/2031	4,007,038
2,990,000	Lehman Brothers-UBS Commercial Mortgage Trust Series 2006-C4 Class A3	5.17	12/12/2049	3,116,653
1,991,673	Mach One Trust Commercial Mortgage Backed Series 2004-1 Class X(c)††	1.15	05/28/2040	26,270
1,030,000	Merrill Lynch Commercial Mortgage Trust Series 2007-8 Class A3	6.16	08/12/2049	1,108,935
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)

INCOME PLUS FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligations (continued)
$1,423,778	Morgan Stanley Capital I Series 2004-RR2 Class X(c)††	0.83%	10/28/2033	$15,405
3,310,000	Morgan Stanley Capital I Series 2004-T15 Class A4	5.27	06/13/2041	3,582,849
2,625,000	Morgan Stanley Capital I Series 2007-IQ Class A4	5.81	12/12/2049	2,744,967
2,209,491	WaMu Mortgage Pass Through Certificates Series 2007-HY7 Class 3A2 ±	5.70	07/25/2037	1,817,105

Total Collateralized Mortgage Obligations (Cost $52,935,160)				56,603,766

Corporate Bonds and Notes: 23.88%

Consumer Discretionary: 3.62%

Diversified Consumer Services: 0.28%
1,750,000	Service Corporation International Series WI	7.00	06/15/2017	1,800,313

Hotels, Restaurants & Leisure: 0.12%
795,000	Agua Caliente Band of Cahuilla Indians††	6.44	10/01/2016	698,352
100,000	Seminole Tribe of Florida††	7.75	10/01/2017	102,812

				801,164

Internet & Catalog Retail: 0.78%
2,985,000	Expedia Incorporated††	5.95	08/15/2020	3,022,313
1,750,000	Netflix Incorporated	8.50	11/15/2017	1,968,750

				4,991,063

Media: 1.28%
2,210,000	CBS Corporation	7.88	07/30/2030	2,579,642
1,765,000	DIRECTV Holdings LLC	6.38	06/15/2015	1,826,775
1,750,000	DISH DBS Corporation	7.88	09/01/2019	1,837,500
1,525,000	News America Holdings Incorporated	8.25	08/10/2018	1,967,467

				8,211,384

Multiline Retail: 0.27%
1,750,000	Macy’s Incorporated	6.65	07/15/2024	1,758,750

Office Electronics: 0.19%
1,145,000	Xerox Corporation	6.88	08/15/2011	1,190,866

Specialty Retail: 0.70%
2,273,000	Best Buy Company Incorporated	6.75	07/15/2013	2,533,631
1,750,000	Limited Brands Incorporated	7.00	05/01/2020	1,863,750
100,000	Rent-A-Center Incorporated††	6.63	11/15/2020	98,500

				4,495,881

Consumer Staples: 1.83%

Beverages: 0.29%
1,750,000	Constellation Brands Incorporated	7.25	09/01/2016	1,876,875

Food Products: 0.75%
2,500,000	Kraft Foods Incorporated	6.13	08/23/2018	2,944,235
1,750,000	TreeHouse Foods Incorporated	7.75	03/01/2018	1,898,750

				4,842,985

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)

INCOME PLUS FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Tobacco: 0.79%
$2,395,000	Lorillard Incorporated	8.13%	06/23/2019	$2,741,928
250,000	Reynolds American Incorporated††	7.13	04/15/2019	254,375
1,735,000	Reynolds American Incorporated	7.63	06/01/2016	2,062,150

				5,058,453

Energy: 2.36%

Oil, Gas & Consumable Fuels: 2.36%
1,500,000	Chesapeake Energy Corporation	6.63	08/15/2020	1,511,250
1,750,000	Consol Energy Corporation††	8.25	04/01/2020	1,894,375
1,750,000	El Paso Natural Gas Corporation	7.25	06/01/2018	1,864,744
95,000	Energy Transfer Equity	7.50	10/15/2020	98,325
1,750,000	Newfield Exploration Company	6.88	02/01/2020	1,828,750
1,750,000	Peabody Energy Corporation	5.88	04/15/2016	1,741,250
1,750,000	Suburban Propane Partners LP	7.38	03/15/2020	1,881,250
1,250,000	Texas Eastern Transmission LP	7.00	07/15/2032	1,521,422
2,585,000	Transocean Incorporated	6.50	11/15/2020	2,815,086

				15,156,452

Financials: 7.55%

Capital Markets: 1.44%
2,610,000	Alterra Finance LLC	6.25	09/30/2020	2,685,205
3,310,000	Lazard Group LLC	7.13	05/15/2015	3,640,735
2,456,000	Raymond James Financial Incorporated	8.60	08/15/2019	2,919,373

				9,245,313

Commercial Banks: 0.97%
4,000,000	FBOP Corporation(a)	10.00	05/28/2009	0
2,245,000	Fifth Third Bancorp	6.25	05/01/2013	2,455,566
2,180,000	Key Bank NA	4.95	09/15/2015	2,298,385
1,415,000	PNC Financial Services Group Incorporated	8.25	05/29/2049	1,494,203

				6,248,153

Consumer Finance: 1.16%
2,380,000	Discover Financial Services	10.25	07/15/2019	2,988,226
1,750,000	Ford Motor Credit Company LLC	8.13	01/15/2020	2,008,195
2,485,000	SLM Corporation	8.00	03/25/2020	2,497,425

				7,493,846

Diversified Financial Services: 1.45%
2,795,000	Bank of America Corporation	6.50	08/01/2016	3,035,350
1,725,000	Citigroup Incorporated	5.38	08/09/2020	1,764,841
1,750,000	JPMorgan Chase & Company Series 1	7.90	04/29/2049	1,861,825
2,630,000	Moody’s Corporation	5.50	09/01/2020	2,668,395

				9,330,411

Insurance: 2.22%
$2,500,000	AFLAC Incorporated	6.90%	12/17/2039	$2,670,298
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)

INCOME PLUS FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Insurance (continued)
$2,245,000	Genworth Financial Incorporated	7.70%	06/15/2020	$2,329,286
1,600,000	National Life Insurance Company of Vermont††	10.50	09/15/2039	1,920,942
2,100,000	Platinum Underwriters Finance Incorporated Series B	7.50	06/01/2017	2,229,650
1,945,000	Torchmark Corporation	9.25	06/15/2019	2,434,885
2,360,000	Unum Group	7.13	09/30/2016	2,691,908

				14,276,969

Real Estate Investment Trust (REITs): 0.31%
1,865,000	Ventas Realty LP Senior Notes	6.50	06/01/2016	1,969,293

Health Care: 0.27%

Health Care Providers & Services: 0.27%
1,750,000	Lifepoint Hospitals Incorporated††	6.63	10/01/2020	1,750,000

Pharmaceuticals: 0.00%
25,000	Endo Pharmaceutical Holdings Incorporated††	7.00	12/15/2020	25,187

Industrials: 2.58%

Aerospace & Defense: 0.56%
1,750,000	Esterline Technologies Corporation††	7.00	08/01/2020	1,811,250
500,000	Hexcel Corporation	6.75	02/01/2015	507,500
1,250,000	L-3 Communications Corporation	6.38	10/15/2015	1,287,500

				3,606,250

Commercial Services & Supplies: 0.79%
1,575,000	Clean Harbors Incorporated	7.63	08/15/2016	1,661,625
1,750,000	Corrections Corporation of America	7.75	06/01/2017	1,907,500
1,335,000	Equifax Incorporated	6.30	07/01/2017	1,492,060

				5,061,185

Electrical Equipment: 0.28%
1,750,000	Belden CDT Incorporated	7.00	03/15/2017	1,767,500

Machinery: 0.68%
1,750,000	SPX Corporation	7.63	12/15/2014	1,900,937
670,000	Terex Corporation	7.38	01/15/2014	676,700
1,750,000	Valmont Industries Incorporated	6.63	04/20/2020	1,797,140

				4,374,777

Professional Services: 0.27%
1,750,000	FTI Consulting Incorporated††	6.75	10/01/2020	1,767,500

Information Technology: 0.51%

Communications Equipment: 0.29%
1,750,000	Brocade Communications Systems Incorporated	6.88	01/15/2020	1,872,500

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)

INCOME PLUS FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Electronic Equipment & Instruments: 0.22%
$780,000	Corning Incorporated	7.25%	08/15/2036	$901,169
500,000	Jabil Circuit Incorporated	5.63	12/15/2020	491,250

				1,392,419

Materials: 2.61%

Chemicals: 0.60%
1,808,000	Mosaic Company††	7.63	12/01/2016	1,954,161
1,750,000	Nalco Company	8.25	05/15/2017	1,907,500

				3,861,661

Containers & Packaging: 0.90%
1,750,000	Ball Corporation	7.38	09/01/2019	1,903,125
100,000	Ball Corporation	5.75	05/15/2021	98,000
1,750,000	Owens Brockway Glass Container Incorporated	7.38	05/15/2016	1,876,875
1,750,000	Rock-Tenn Company	9.25	03/15/2016	1,890,000

				5,768,000

Metals & Mining: 0.62%
2,470,000	Freeport-McMoRan Copper & Gold Incorporated	8.38	04/01/2017	2,758,990
1,250,000	US Steel Corporation	7.38	04/01/2020	1,248,437

				4,007,427

Paper & Forest Products: 0.49%
125,000	Domtar Corporation	7.13	08/15/2015	136,406
1,000,000	Domtar Corporation	10.75	06/01/2017	1,257,500
1,750,000	Georgia Pacific LLC††	5.40	11/01/2020	1,731,419

				3,125,325

Telecommunication Services: 1.60%

Diversified Telecommunication Services: 0.77%
1,750,000	Frontier Communications Corporation	8.25	04/15/2017	1,925,000
1,060,000	Qwest Corporation	8.38	05/01/2016	1,272,000
1,750,000	Windstream Corporation	7.75	10/15/2020	1,760,938

				4,957,938

Wireless Telecommunication Services: 0.83%
1,285,000	Alltel Corporation	7.00	07/01/2012	1,400,889
1,765,000	American Tower Corporation	7.00	10/15/2017	2,047,400
1,750,000	Crown Castle International Corporation	7.13	11/01/2019	1,894,375

				5,342,664

Utilities: 0.95%

Electric Utilities: 0.57%
1,500,000	IPALCO Enterprises Incorporated††	7.25	04/01/2016	1,612,500
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

6

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)

INCOME PLUS FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Electric Utilities (continued)
$1,500,000	Mirant North America LLC	7.38%	12/31/2013	$1,522,500
500,000	Sierra Pacific Resources	6.75	08/15/2017	519,125

				3,654,125

Independent Power Producers & Energy Traders: 0.38%
92,849	Coso Geothermal Power Holdings††	7.00	07/15/2026	89,415
2,095,464	FPL Energy Caithness Funding††	7.65	12/31/2018	2,346,062

				2,435,477

Total Corporate Bonds and Notes (Cost $150,072,589)				153,518,106

Yankee Corporate Bonds and Notes: 8.67%

Consumer Discretionary: 1.40%

Media: 1.40%
2,170,000	British Sky Broadcasting Group plc††	9.50	11/15/2018	2,941,333
2,380,000	Globo Comunicacoes e Participacoes SA††	7.25	04/26/2022	2,570,400
1,755,000	Myriad International Holdings BV††	6.38	07/28/2017	1,815,723
1,500,000	Videotron Limited	9.13	04/15/2018	1,661,250

				8,988,706

Energy: 0.33%

Energy Equipment & Services: 0.33%
1,665,000	Weatherford International Limited	9.63	03/01/2019	2,145,879

Financials: 2.51%

Capital Markets: 0.41%
1,500,000	FMC Finance III SA	6.88	07/15/2017	1,601,250
1,000,000	Macquarie Group Limited††	6.00	01/14/2020	1,026,383

				2,627,633

Commercial Banks: 3.29%
3,000,000	Banco Credito Del Peru††	5.38	09/16/2020	2,992,500
2,365,000	Banco Do Nordeste Do Brasil††	3.63	11/09/2015	2,319,062
2,510,000	Banco Macro SA††	5.50	07/12/2020	2,679,425
1,580,000	Commonwealth Bank of Australia††	6.02	03/29/2049	1,582,795
2,600,000	Export Import Bank of Korea	5.13	06/29/2020	2,689,370
2,335,000	Itau Unibanco Holdings SA††	5.75	01/22/2021	2,345,746
2,890,000	Lloyds TSB Bank plc††	5.80	01/13/2020	2,850,667
3,615,000	Westpac Banking Corporation††	1.90	12/14/2012	3,686,765

				21,146,330

Diversified Financial Services: 0.42%
2,435,000	Dexus Property Group††	7.13	10/15/2014	2,736,212

Materials: 1.10%

Metals & Mining: 1.10%
1,900,000	Arcelormittal	6.13	06/01/2018	2,034,074
2,175,000	Rio Tinto Finance USA Limited	9.00	05/01/2019	2,979,791
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

7

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)

INCOME PLUS FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Metals & Mining (continued)
$1,650,000	Teck Resources Limited	10.25%	05/15/2016	$2,041,050

				7,054,915

Telecommunication Services: 1.25%

Diversified Telecommunication Services: 1.25%
1,750,000	Inmarsat Finance plc††	7.38	12/01/2017	1,837,500
1,415,000	Telecom Italia Capital SA	7.18	06/18/2019	1,593,777
1,880,000	Telefonica Emisiones SAU	5.13	04/27/2020	1,906,363
2,485,000	Telefonos de Mexico SAB de CV	5.50	11/15/2019	2,695,889

				8,033,529

Utilities: 0.47%

Electric Utilities: 0.47%
2,750,000	Western Power Distributions Holdings Limited††	7.38	12/15/2028	3,002,054

Total Yankee Corporate Bonds and Notes (Cost $52,210,455)				55,735,258

Yankee Government Bonds and Notes: 0.26%
1,660,000	Russia Foreign Bond††	5.00	04/29/2020	1,655,020

Total Yankee Government Bonds and Notes (Cost $1,649,426)				1,655,020

Shares		Yield
Preferred Stocks: 0.01%

Diversified Financial Services: 0.01%
50	First Republic Capital Corporation††	10.50		51,400

Total Preferred Stocks (Cost $55,855)				51,400

Principal		Interest Rate
Municipal Bonds and Notes: 0.18%

Oregon: 0.09%
$620,000	Cow Creek Band Umpqua Tribe of Indians Oregon Series A (Other Revenue)	6.88	10/01/2011	614,079

Other: 0.09%
575,000	Seneca Nation Indians Capital Improvements Authority Series 07 B (Other Revenue)††	6.75	12/01/2013	561,976

Total Municipal Bonds and Notes (Cost $1,195,000)				1,176,055

US Treasury Securities: 18.84%

US Treasury Bonds: 7.13%
7,070,000	US Treasury Bond	1.38	11/30/2015	7,047,906
5,620,000	US Treasury Bond	6.38	08/15/2027	7,572,074
15,070,000	US Treasury Bond	4.38	05/15/2040	15,785,825
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

8

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)

INCOME PLUS FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
US Treasury Bonds (continued)
$16,095,000	US Treasury Bond	3.88%	08/15/2040	$15,463,770

				45,869,575

US Treasury Notes: 11.71%
13,150,000	US Treasury Note	1.13	12/15/2011	13,257,870
1,955,000	US Treasury Note	1.00	12/31/2011	1,968,974
39,005,000	US Treasury Note	1.75	03/31/2014	40,166,023
3,405,000	US Treasury Note	1.25	08/31/2015	3,385,581
4,195,000	US Treasury Note	2.75	11/30/2016	4,416,878
8,195,000	US Treasury Note«	1.88	10/31/2017	8,062,471
2,940,000	US Treasury Note	3.75	11/15/2018	3,243,645
780,000	US Treasury Note	2.63	11/15/2020	768,543

				75,269,985

Total US Treasury Securities (Cost $120,219,709)				121,139,560

Short-Term Investments: 17.67%

Corporate Bonds and Notes: 0.47%
1,402,004	Gryphon Funding Limited(v)(a)(i)	0.00	08/05/2011	585,477
4,240,915	VFNC Corporation(v)††±(a)(i)	0.25	09/29/2011	2,417,321

				3,002,798

US Treasury Bills: 0.08%
500,000	US Treasury Bill#^	0.15	12/23/2010	499,953

Shares		Yield
Investment Companies: 17.12%
110,016,078	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)(o)	0.14		110,016,078
53,188	Wells Fargo Securities Lending Cash Investments LLC(v)(l)(u)	0.28		53,188

				110,069,266

Total Short-Term Investments (Cost $112,526,031)				113,572,017

Total Investments in Securities (Cost $710,180,473)*	112.93%	725,925,604

Other Assets and Liabilities, Net	(12.93)	(83,134,858)

Total Net Assets	100.00%	$642,790,746

Footnote Legend: 0.00%

(v)	Security represents investment of cash collateral received from securities on loan.

%%	Securities issued on a when-issued (TBA) and/or delayed delivery basis.

(c)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

#	Security pledged as collateral for futures transactions.

^	Zero coupon security. Rate represents yield to maturity.

(l)	Investment in an affiliate.

«	All or a portion of this security is on loan.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investments.
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

9

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)

INCOME PLUS FUND

(a) Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i) Illiquid security.
(u) Rate shown is the 7-day annualized yield at period end.
(o) Security pledged as collateral for when-issued (TBA) and/or delayed delivery securities.
* Cost for federal income tax purposes is $710,639,815 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$23,371,544
Gross unrealized depreciation	(8,085,755)

Net unrealized appreciation	$15,285,789
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

10

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)

SHORT DURATION GOVERNMENT BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Agency Securities: 41.80%

Federal Home Loan Mortgage Corporation: 6.47%
$3,565,188	FHLMC #1G1451 ±	5.91%	01/01/2037	$3,840,906
3,187,159	FHLMC #1G1452 ±	5.87	01/01/2037	3,432,890
11,342,245	FHLMC #1G1652 ±	6.04	04/01/2037	12,233,050
2,458,846	FHLMC #1G1708 ±	6.08	04/01/2037	2,654,721
5,795,549	FHLMC #1G2200 ±	6.14	09/01/2037	6,264,109
5,420,518	FHLMC #1Q0974 ±	5.76	07/01/2038	5,832,528
3,874,172	FHLMC #C70467	6.50	09/01/2032	4,374,017
4,158,693	FHLMC #G05394	7.00	05/01/2035	4,794,373
6,702,856	FHLMC #G05470	7.00	11/01/2032	7,541,445
4,042,657	FHLMC #G06060	7.50	09/01/2038	4,581,781
4,904,436	FHLMC #H09224	6.50	12/01/2038	5,426,856
15,784,223	FHLMC Series 3010 Class WA	4.50	03/15/2019	16,359,342
4,256,473	FHLMC Series 3704 Class CT	7.00	12/15/2036	4,802,714

				82,138,732

Federal National Mortgage Association: 29.14%
27,000,000	FNMA%%	6.00	11/01/2034	29,248,587
1,353,344	FNMA #310017	7.00	06/01/2035	1,545,931
4,094,774	FNMA #310021	6.50	08/01/2036	4,571,747
7,869,331	FNMA #460481	6.28	08/01/2011	7,925,405
1,984,546	FNMA #545420	5.62	12/01/2011	2,040,844
9,200,950	FNMA #545745	6.11	07/01/2012	9,660,956
24,201,049	FNMA #888703	6.50	08/01/2037	27,470,941
4,776,395	FNMA #889645	7.00	04/01/2035	5,455,800
9,948,445	FNMA #890249	6.50	07/01/2040	11,094,051
6,983,317	FNMA #890271	7.00	09/01/2040	7,873,081
2,883,394	FNMA #907054 ±	5.83	11/01/2037	3,104,659
6,042,961	FNMA #942517 ±	6.24	08/01/2037	6,537,326
3,489,536	FNMA #959381 ±	5.93	12/01/2037	3,752,986
20,736,201	FNMA #984282	6.50	06/01/2038	23,408,344
29,724,243	FNMA #995233	5.50	10/01/2021	32,423,268
12,706,973	FNMA #995427	5.50	01/01/2021	13,860,794
24,374,712	FNMA #AD0582	7.00	01/01/2040	27,823,248
32,372,468	FNMA #AD0583	7.00	01/01/2040	36,922,415
2,080,045	FNMA #AE0111 ±	5.86	06/01/2037	2,242,359
27,071,763	FNMA #AE0356	6.00	09/01/2040	29,857,580
4,231,696	FNMA #AE0499	7.50	09/01/2037	4,817,990
156,645	FNMA Series 2002-14 Class A2	7.50	01/25/2042	187,461
225,188	FNMA Series 2002-33 Class A2	7.50	06/25/2032	265,861
8,013,322	FNMA Series 2003-37 Class QD	5.00	05/25/2032	8,457,131
495,531	FNMA Series 2004-61 Class EX	4.50	01/25/2033	496,079
196,875	FNMA Series 2004-W2 Class 5A	7.50	03/25/2044	225,760
567,372	FNMA Series 2005-W3 Class 1A	7.50	03/25/2045	678,984
5,905,190	FNMA Series 2006-004 Class PB	6.00	09/25/2035	6,617,748
3,448,768	FNMA Series 2006-125 Class AE	5.75	05/25/2031	3,608,029
4,374,011	FNMA Series 2007-16 Class AB	6.00	08/25/2035	4,712,468
12,278,391	FNMA Series 2009-002 Class GA	5.50	11/25/2045	12,632,959
4,500,844	FNMA Series 2009-019 Class TA	4.50	12/25/2037	4,728,234
6,270,492	FNMA Series 2009-042 Class AP	4.50	03/25/2039	6,536,051
3,733,544	FNMA Series 2009-047 Class MT	7.00	07/25/2039	4,189,291
6,560,210	FNMA Series 2009-047 Class PA	4.50	07/25/2039	6,990,379
16,634,210	FNMA Series 2010-64 Classs BA	5.00	05/25/2040	17,838,245

				369,802,992

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)

SHORT DURATION GOVERNMENT BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Government National Mortgage Association: 6.18%
$6,991,000	GNMA%%	1.00%	10/20/2040	$7,307,448
30,346,168	GNMA #082651 ±	3.50	10/20/2040	31,693,237
5,732,973	GNMA #082652 ±	4.00	10/20/2040	6,041,207
28,099,817	GNMA #082664 ±	3.50	11/20/2040	29,347,170
3,602,155	GNMA #781496	6.50	09/15/2032	4,130,659

				78,519,721

Total Agency Securities (Cost $526,116,725)				530,461,445

Asset Backed Securities: 10.69%
3,782,000	Ally Auto Receivables Trust Series 2010-4 Class A4	1.35	12/15/2015	3,733,368
6,999,000	Honda Auto Receivables Owner Trust Series 2010-3 Class A4	0.94	12/21/2016	6,913,969
7,966,000	SLM Student Loan Trust Series 2008-2 Class A2 ±	0.74	01/25/2017	7,974,559
15,145,000	SLM Student Loan Trust Series 2008-6 Class A2 ±	0.84	10/25/2017	15,227,462
30,335,000	Chase Issuance Trust Series 2009-A2 Class A2 ±	1.80	04/15/2014	30,869,761
2,240,000	Discover Card Master Trust I Series 2005-4 Class A2 ±	0.34	06/16/2015	2,224,605
36,065,000	Finance For Danish Industry††	2.00	06/12/2013	36,950,143
8,210,000	Greenwich Capital Commercial Funding Corporation Series 2005-GGS Class A4	5.24	04/10/2037	8,618,138
17,339,000	MBNA Credit Card Master Note Trust Series 2006-A5 Class A5 ±	0.31	10/15/2015	17,215,113
6,010,000	Nissan Auto Receivables Owner Trust	1.31	09/15/2016	6,007,462

Total Asset Backed Securities (Cost $134,827,626)				135,734,580

Collateralized Mortgage Obligations: 15.16%
2,301,000	Asset Securitization Corporation Commercial Mortgage Pass-Through Series 1996-D3 Class A4	7.87	10/13/2026	2,391,346
200,133	Asset Securitization Corporation Series 1996-D3 Class A2	7.77	10/13/2026	204,780
2,572,000	Bank of America Commercial Mortgage Incorporated Series 2004-6 Class A3	4.51	12/10/2042	2,638,007
7,536,000	Commercial Mortgage Asset Trust Series 1999-C1 Class A4	6.98	01/17/2032	8,179,203
2,420,000	Credit Suisse First Boston Mortgage Securities Corporation Series 2003-CPN1 Class A2	4.60	03/15/2035	2,542,959
9,322,639	Developers Diversified Realty Corporation Series 2009-DDR1 Class A††	3.81	10/14/2022	9,807,815
3,669,453	FHLMC Series 1732 Class K	6.50	05/15/2024	3,990,571
7,043,888	FHLMC Series 2215 Class PH	6.50	02/15/2030	7,712,432
1,446,976	FHLMC Series 2407 Class BJ	6.50	01/15/2032	1,601,173
25,785	FHLMC Series T42 Class A5	7.50	02/25/2042	30,222
199,616	FHLMC Series T60 Class 1A3	7.50	03/25/2044	233,364
3,738,549	FHLMC Structured Pass-Through Securities Series K007 Class A1	3.34	12/25/2019	3,876,722
179,350	FHLMC Structured Pass-Through Securities Series T-41 Class 3A	7.34	07/25/2032	208,954
1,199,710	FHLMC Structured Pass-Through Securities Series T-51 Class 2A	7.50	08/25/2042	1,396,538
735,086	FHLMC Structured Pass-Through Securities Series T-57 Class 1A3	7.50	07/25/2043	859,361
282,031	FHLMC Structured Pass-Through Securities Series T-59 Class 1A3	7.50	10/25/2043	330,558
833,289	FNMA Grantor Trust Series 2000-T6 Class A1	7.50	06/25/2030	950,855
3,417,562	FNMA Grantor Trust Series 2001-T1 Class A1	7.50	10/25/2040	3,950,943
32,184	FNMA Grantor Trust Series 2001-T10 Class A2	7.50	12/25/2041	37,308
49,125	FNMA Grantor Trust Series 2001-T12 Class A2	7.50	08/25/2041	58,788
792,365	FNMA Grantor Trust Series 2001-T3 Class A1	7.50	11/25/2040	922,486
954,646	FNMA Grantor Trust Series 2001-T7 Class A1	7.50	02/25/2041	1,109,179
1,837,586	FNMA Grantor Trust Series 2001-T8 Class A1	7.50	07/25/2041	2,127,913
13,931,000	FNMA Grantor Trust Series 2002-T11 Class B	5.34	04/25/2012	14,781,683
759,100	FNMA Grantor Trust Series 2002-T16 Class A3	7.50	07/25/2042	887,554
1,361,579	FNMA Grantor Trust Series 2002-T18 Class A4	7.50	08/25/2042	1,585,175
651,460	FNMA Grantor Trust Series 2002-T19 Class A3	7.50	07/25/2042	758,441
4,764	FNMA Grantor Trust Series 2002-T4 Class A3	7.50	12/25/2041	5,392
458,201	FNMA Grantor Trust Series 2002-T6 Class A2	7.50	10/25/2041	530,240
729,648	FNMA Grantor Trust Series 2004-T2 Class 1A4	7.50	11/25/2043	849,470
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)

SHORT DURATION GOVERNMENT BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligations (continued)
$1,582,791	FNMA Grantor Trust Series 2004-T3 Class 1A4	7.50%	02/25/2044	$1,854,586
13,806,868	FNMA Series 2001-81 Class HE	6.50	01/25/2032	15,585,136
838,998	FNMA Series 2002-W1 Class 2A	7.41	02/25/2042	967,129
537,518	FNMA Series 2002-W6 Class 2A	7.36	06/25/2042	629,820
1,613,267	FNMA Series 2003-26 Class A2	6.00	02/25/2033	1,731,706
285,887	FNMA Series 2003-W02 Class 1A3	7.50	07/25/2042	332,835
379,497	FNMA Series 2003-W1 Class 2A	7.36	12/25/2042	440,309
921,119	FNMA Series 2003-W4 Class 4A	7.50	10/25/2042	1,066,425
6,855,000	FNMA Series 2004-W9 Class 1A3	6.05	02/25/2044	7,856,687
10,713,845	FNMA Series 2009-2 Class MA	4.00	02/25/2039	11,015,865
2,118,282	FNMA Series 2009-22 Class EG	5.00	07/25/2035	2,317,721
652,907	FNMA Whole Loan Series 2002-W3 Class A5	7.50	11/25/2041	760,126
587,390	FNMA Whole Loan Series 2002-W4 Class A5	7.50	05/25/2042	683,851
1,173,001	FNMA Whole Loan Series 2002-W7 Class A5	7.50	02/25/2029	1,365,630
71,447	FNMA Whole Loan Series 2002-W8 Class A3	7.50	06/25/2042	85,052
158,659	FNMA Whole Loan Series 2003-W3 Class 1A3	7.50	08/25/2042	184,714
12,870,792	FNMA Whole Loan Series 2004-W11 Class 1A2	6.50	05/25/2044	14,632,481
330,951	FNMA Whole Loan Series 2004-W11 Class 1A4	7.50	05/25/2044	385,299
126,180	FNMA Whole Loan Series 2004-W12 Class 1A4	7.50	07/25/2044	146,901
55,087	FNMA Whole Loan Series 2004-W14 Class 2A	7.50	07/25/2044	63,836
568,277	FNMA Whole Loan Series 2004-W8 Class 3A	7.50	06/25/2044	661,599
530,927	FNMA Whole Loan Series 2005-W1 Class 1A4	7.50	10/25/2044	618,115
15,524,000	Goldman Sachs Mortgage Securities Corporation II Series 2004-GG2 Class A6	5.40	08/10/2038	16,775,917
7,727,000	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2004-CB9 Class A4	5.54	06/12/2041	8,273,984
700,000	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2005-LDP5 Class A4	5.36	12/15/2044	765,086
765,000	Lehman Brothers UBS Commercial Mortgage Trust Series 2003-C8 Class A4	5.12	11/15/2032	823,451
2,023,000	Lehman Brothers UBS Commercial Mortgage Trust Series 2004-C1 Class A4	4.57	01/15/2031	2,121,996
3,106,000	Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C7 Class A3	5.64	11/15/2030	3,263,499
1,968,000	Merrill Lynch Mortgage Trust Series 2005-CIP1 Class A3A	4.95	07/12/2038	2,070,702
6,000,000	Merrill Lynch Mortgage Trust Series 2005-CKI1 Class A3	5.41	11/12/2037	6,204,617
4,232,000	Morgan Stanley Capital I Series 2003-IQ6 Class A4	4.97	12/15/2041	4,541,668
5,212,963	Morgan Stanley Capital I Series 2005-T17 Class A4	4.52	12/13/2041	5,306,199
4,187,000	Morgan Stanley Dean Witter Capital I Series 2004 Class A3	5.03	06/13/2041	4,335,553

Total Collateralized Mortgage Obligations (Cost $189,715,640)				192,427,927

US Treasury Securities: 32.43%

US Treasury Notes: 32.43%
52,637,000	US Treasury Note	0.38	09/30/2012	52,573,257
40,980,000	US Treasury Note	0.38	10/31/2012	40,917,587
139,210,000	US Treasury Note	3.63	05/15/2013	149,824,763
169,272,000	US Treasury Note«	0.50	11/15/2013	168,266,863

Total US Treasury Securities (Cost $412,315,852)				411,582,470

Short-Term Investments: 13.70%

Corporate Bonds and Notes: 0.11%
661,507	Gryphon Funding Limited(v)(a)(i)	0.00	08/05/2011	276,245
2,000,989	VFNC Corporation(v)(a)††±(i)	0.25	09/29/2011	1,140,564

				1,416,809

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)

SHORT DURATION GOVERNMENT BOND FUND

Shares	Security Name	Yield	Value
Investment Companies: 12.56%
28,444,240	Wells Fargo Advantage Government Money Market Fund(l)(u)(o)	0.03%	$28,444,240
130,916,718	Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)	0.26	130,916,718

			159,360,958

Principal		Interest Rate	Maturity Date
US Treasury Bills: 1.03%
$13,044,000	US Treasury Bill^	0.15	12/23/2010	13,042,808

Total Short-Term Investments (Cost $173,327,048)				173,820,575

Total Investments in Securities (Cost $1,436,302,891)*	113.78%	1,444,026,997

Other Assets and Liabilities, Net	(13.78)	(174,867,321)

Total Net Assets	100.00%	$1,269,159,676

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investments.

«	All or a portion of this security is on loan.

%%	Securities issued on a when-issued (TBA) and/or delayed delivery basis.

(i)	Illiquid security..

(u)	Rate shown is the 7-day annualized yield at period end.

^	Zero coupon security. Rate represents yield to maturity.

(o)	Security pledged as collateral for when-issued (TBA) and/or delayed delivery securities.

*	Cost for federal income tax purposes is $1,436,793,874 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$11,009,914
Gross unrealized depreciation	(3,776,791)

Net unrealized appreciation	$7,233,123

Principal	Security Name	Interest Rate	Maturity Date	Value
TBA Sale Commitments: (2.30%)
$(27,000,000)	FNMA%%	6.00%	11/01/2034	(29,235,924)

Total TBA Sale Commitments (Proceeds $29,204,648)				(29,235,924)

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     SHORT-TERM BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Agency Securities: 11.49%

Federal Home Loan Bank: 2.43%
$10,000,000	FHLB	0.75%	11/21/2011	$10,028,010
5,000,000	FHLB	4.75	01/18/2011	5,029,870

				15,057,880

Federal Home Loan Mortgage Corporation: 4.73%
3,000,000	FHLMC	1.13	07/27/2012	3,028,968
10,000,000	FHLMC	1.25	08/15/2011	10,062,340
10,000,000	FHLMC	3.63	10/18/2013	10,769,540
305,000	FHLMC	5.25	07/18/2011	314,509
5,446	FHLMC #170151	10.50	01/01/2016	6,208
8,379	FHLMC #1B0123 ±	3.41	09/01/2031	8,418
6,361	FHLMC #1B0128 ±	3.41	09/01/2031	6,385
1,708	FHLMC #360016	10.50	11/01/2017	1,960
2,318	FHLMC #360056	10.50	02/01/2019	2,725
1,190	FHLMC #360059	10.50	04/01/2019	1,376
935	FHLMC #360061	10.50	05/01/2019	1,101
12,297	FHLMC #360063	10.50	06/01/2019	14,376
1,693	FHLMC #360065	10.50	07/01/2019	1,996
362,583	FHLMC #555316	9.00	06/01/2019	404,908
203,533	FHLMC #555408	10.50	08/01/2018	233,808
279,253	FHLMC #555500	8.50	09/01/2017	306,931
475,032	FHLMC #555514	9.00	10/01/2019	553,458
11,768	FHLMC #786823 ±	2.79	07/01/2029	12,331
89,846	FHLMC #789272 ±	2.67	04/01/2032	93,626
258,259	FHLMC #865496 ±	5.27	05/01/2026	272,299
275,998	FHLMC #A01734	9.00	08/01/2018	311,919
459,926	FHLMC #G01126	9.50	12/01/2022	525,881
17,852	FHLMC #G10747	7.50	10/01/2012	18,680
5,929	FHLMC #G11150	7.50	12/01/2011	6,080
1,768	FHLMC #G11345	7.50	12/01/2011	1,813
7,349	FHLMC #G11391	7.50	06/01/2012	7,653
34,933	FHLMC #G90023	7.00	11/17/2013	36,269
757,501	FHLMC Structured Pass-Through Securities Series T-42 Class A6	9.50	02/25/2042	873,257
37,378	FHLMC Structured Pass-Through Securities Series T-57 Class 2A1 ±	4.08	07/25/2043	38,343
1,341,561	FHLMC Structured Pass-Through Securities Series T-59 Class 2A1 ±	4.01	10/25/2043	1,406,333

				29,323,491

Federal National Mortgage Association: 3.60%
10,000,000	FNMA	1.00	11/23/2011	10,054,300
3,267,467	FNMA	4.00	09/25/2034	3,449,058
3,045	FNMA #100001	9.00	02/15/2020	3,575
310,861	FNMA #100042	11.00	10/15/2020	353,780
91,696	FNMA #100255	8.33	07/15/2020	106,399
307,935	FNMA #190075	8.50	02/01/2023	334,120
238,116	FNMA #302507	9.00	11/01/2024	284,440
30,762	FNMA #313617	8.00	09/01/2023	33,891
475,217	FNMA #323582	8.00	04/01/2017	522,587
3,377	FNMA #392645	8.00	12/01/2013	3,402
283,754	FNMA #426828	8.00	09/01/2019	321,849
152,233	FNMA #426832	8.50	07/01/2018	171,458
48,642	FNMA #545131	8.00	03/01/2013	51,053
5,752	FNMA #545157	8.50	11/01/2012	6,077
138,686	FNMA #545460 ±	2.43	11/01/2031	144,113
1,125,852	FNMA #598559	6.50	08/01/2031	1,288,084
61,181	FNMA #70801	12.00	03/01/2017	72,905
1,790,022	FNMA #712107	6.00	03/01/2033	1,974,042
155,500	FNMA Grantor Trust Series 2002-T1 Class A4	9.50	11/25/2031	193,477
190,407	FNMA Series 1989-63 Class Z	9.40	10/25/2019	216,075
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
SHORT-TERM BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal National Mortgage Association (continued)
$60,099	FNMA Whole Loan Series 2003-W11 Class A1 ±	3.27%	06/25/2033	$63,011
2,300,724	FNMA Whole Loan Series 2003-W6 Class 6A ±	4.27	08/25/2042	2,422,273
205,227	FNMA Whole Loan Series 2003-W6 Class PT4	9.98	10/25/2042	219,165

				22,289,134

Government National Mortgage Association: 0.73%
68,839	GNMA #780029	9.00	11/15/2024	80,084
775,767	GNMA #780110	12.50	04/15/2019	825,453
169,194	GNMA #780267	9.00	11/15/2017	191,190
91,638	GNMA #780288	8.00	12/15/2023	108,453
72,862	GNMA #781311	7.50	02/15/2013	73,510
15,754	GNMA #781540	7.00	05/15/2013	16,177
14,857	GNMA #927	10.00	02/20/2018	16,815
3,123,637	GNMA Series 2005-90 Class A	3.76	09/16/2028	3,222,101

				4,533,783

Small Business Administration: 0.00%
130,221	SBA #0191(c)(a)	3.68	10/06/2015	8,972

Total Agency Securities (Cost $70,125,114)				71,213,260

Asset Backed Securities: 13.65%
4,392,112	Aames Mortgage Trust Series 2003-1 Class M1 ±	1.27	10/25/2033	3,756,556
1,503,874	Bank of America Auto Trust Series 2010-1A Class A2††	0.75	06/15/2012	1,504,655
7,300,000	Bank of America Credit Card Trust Series 2008-A5 Class A ±	1.45	12/16/2013	7,344,876
3,200,000	BCRR Trust Series 2010-Leaf Class 35A††	4.23	10/22/2011	3,261,969
1,671,174	BMW Vehicle Owner Trust Series 2010-A Class A2	0.68	09/25/2012	1,672,023
866,481	CarMax Auto Owner Trust Series 2010-1 Class A2	0.83	11/15/2012	866,958
3,100,000	Chase Issuance Trust Series 2006-A5 Class A ±	0.27	11/15/2013	3,095,447
1,600,000	Chase Issuance Trust Series 2007-A18 Class A ±	0.51	01/15/2015	1,601,521
6,000,000	Chase Issuance Trust Series 2009-A2 Class A2 ±	1.80	04/15/2014	6,105,771
5,500,000	Citibank Credit Card Issuance Trust Series 2009-A1 Class A1 ±	2.00	03/17/2014	5,606,897
3,700,000	CNH Equipment Trust Series 2010-A Class A2	0.81	08/15/2012	3,702,409
2,172,142	ContiMortgage Home Equity Trust Series 1996-2 Class IO	0.54	07/15/2027	22
3,871,732	ContiMortgage Net Interest Margin Notes Series 1997-A Class A(a)	7.23	10/16/2028	1,210
12,786,241	Eastman Hill Funding Limited Series 1A Class A2††(a)	0.83	09/29/2031	199,465
939,401	EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 ±	1.00	09/25/2033	867,867
1,107,718	Ford Credit Auto Owner Trust Series 2007-A Class A4A	5.47	06/15/2012	1,129,110
3,000,000	GE Equipment Midticket LLC Series 2010-1 Class A2††	0.61	01/14/2013	2,997,106
1,916,837	GSMPS Mortgage Loan Trust Series 2004-4 Class 1AF	0.65	06/25/2034	1,613,511
2,404,272	Home Equity Asset Trust Series 2003-6 Class M1 ±	0.95	02/25/2034	1,975,629
2,520,000	Honda Auto Receivable Owner Trust Series 2010-3 Class A2	0.53	01/21/2013	2,516,222
169,447	Honda Auto Receivables 2008-1 Owner Trust Asset Backed Note Class A3	4.47	01/18/2012	170,142
3,100,319	Honda Auto Receivables Owner Trust Series 2010-1 Class A2	0.62	02/21/2012	3,101,528
2,000,000	Hyundai Auto Receivables Trust Series 2010 A Class A2	0.86	11/15/2012	2,002,019
3,700,000	John Deere Owner Trust Series 2010-A Class A2	0.72	07/16/2012	3,702,198
3,700,000	Mercedes-Benz Auto Receivables Trust Series 2010-1 Class A2	0.70	08/15/2012	3,702,220
2,500,000	Nissan Auto Lease Trust Series 2010-B Class A2	0.90	05/15/2013	2,497,434
1,400,000	Nissan Auto Receivable Owner Trust Series 2010-A Class A2	0.55	03/15/2013	1,397,787
65,502	Residential Asset Securities Corporation Series 2001-KS1 Class AII ±	0.72	03/25/2032	61,665
1,649,928	Structured Asset Investment Loan Trust Series 2003-BC10 Class M1 ±	1.38	10/25/2033	1,319,598
1,721,163	Structured Asset Investment Loan Trust Series 2003-BC3 Class M1 ±	1.68	04/25/2033	1,431,288
61,413	Terwin Mortgage Trust Series 2004-21HE Class 1A1 ±	1.21	12/25/2034	55,884
4,000,000	Toyota Auto Receivable Owner Trust Series 2010-C Class A2	0.51	12/17/2012	3,991,690
3,500,000	Toyota Auto Receivables Owner Trust	0.74	08/15/2012	3,502,702
2,660,294	USAA Auto Owner Trust Series 2010-1 Class A2	0.63	06/15/2012	2,660,690
2,500,000	Volkswagen Auto Lease Trust Series 2010-A	0.77	01/22/2013	2,495,812
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     SHORT-TERM BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Asset Backed Securities (continued)
$2,800,000	William Street Funding Corporation Series 2006-3 Class A(a)	0.51%	06/23/2012	$2,632,000

Total Asset Backed Securities (Cost $91,183,980)				84,543,881

Collateralized Mortgage Obligations: 4.06%
88,182	Bank of America Mortgage Securities Series 2002-K Class 3A1 ±	2.88	10/20/2032	88,671
168,649	Citigroup Mortgage Loan Trust Incorporated Series 2004-HYB4 Class AA ±	0.58	12/25/2034	149,650
509,674	Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±	2.16	06/19/2031	482,623
136,556	Countrywide Home Loans Mortgage Pass-Through Trust Series 2004-20 Class 3A1 ±	2.42	09/25/2034	80,056
3,396,402	CS First Boston Mortgage Securities Corporation Series 2002-CKP1 Class A3	6.44	12/15/2035	3,542,868
347,423	Drexel Burnham Lambert CMO Trust Series T Class 4	8.45	09/20/2019	386,260
1,150,689	FNMA Grantor Trust Series 2002-T12 Class A4	9.50	05/25/2042	1,304,752
249,546	FNMA Series 1989-29 Class Z	10.00	06/25/2019	288,236
404,197	FNMA Series G95-2 Class IO	10.00	05/25/2020	80,269
164,503	GE Capital Commercial Mortgage Corporation Series 2000-1 Class A2	6.50	01/15/2033	164,406
750,112	GNMA Series 2007-69 Class TA	5.22	06/16/2031	762,278
69,306	Golden National Mortgage Asset Backed Certificates Series 1998-GN1 Class M2	8.02	02/25/2027	69,754
600,160	GSMPS Mortgage Loan Trust Series 1998-1 Class A††	8.00	09/19/2027	614,959
1,435,322	GSMPS Mortgage Loan Trust Series 2004-4 Class 2A1	4.33	06/25/2034	1,250,956
1,408,523	GSMPS Mortgage Loan Trust Series 2006-RP1 Class 1AF1	0.60	01/25/2036	1,143,805
1,770,761	GSMPS Mortgage Loan Trust Series 2006-RP2 Class 1AF1	0.65	04/25/2036	1,498,259
302,102	GSR Mortgage Loan Trust Series 2004-1 Class 2A2 ±	2.23	04/25/2032	254,562
185,747	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2001-CIBC Class A3	6.26	03/15/2033	185,586
1,338,885	JPMorgan Mortgage Trust Series 2005-A3 Class 7CA1	2.91	06/25/2035	1,181,402
20,405	Master Mortgages Trust Series 2002-3 Class 4A1 ±	2.76	10/25/2032	20,481
6,631,277	Morgan Stanley Capital I Series 1999-WF1 Class X IO††	1.27	11/15/2031	244,732
2,214,824	Nomura Asset Acceptance Corporation Series 2005-AR1 Class 1A1	2.84	02/25/2035	1,694,240
3,685,000	Nomura Asset Securities Corporation Series 1998-D6 Class A2	7.29	03/15/2030	4,081,452
4,105,527	Residential Finance Limited Partnership Series 2003-C Class B3	1.65	09/10/2035	3,097,087
1,911,868	Structured Asset Securities Corporation Series 1998-RF2 Class A††	8.06	07/15/2027	1,921,181
118,262	USGI FHA Project Loan(a)	7.44	03/15/2013	118,262
185,692	Wilshire Funding Corporation Series 1996-3 Class M2	3.67	08/25/2032	183,691
185,692	Wilshire Funding Corporation Series 1996-3 Class M3	3.67	08/25/2032	179,089
58,733	Wilshire Funding Corporation Series 1998-2 Class M1	2.00	12/28/2037	52,081

Total Collateralized Mortgage Obligations (Cost $27,586,496)				25,121,648

Corporate Bonds and Notes: 44.47%

Consumer Discretionary: 9.48%

Auto Components: 0.82%
3,000,000	Autozone Incorporated	5.88	10/15/2012	3,239,775
1,670,000	Johnson Controls Incorporated	4.88	09/15/2013	1,808,942

				5,048,717

Diversified Consumer Services: 0.68%
2,000,000	Cargill Incorporated††	5.20	01/22/2013	2,155,064
2,000,000	Life Technologies Corporation	3.38	03/01/2013	2,052,912

				4,207,976

Hotels, Restaurants & Leisure: 1.02%
1,880,000	Brinker International Incorporated	5.75	06/01/2014	1,989,314
2,000,000	Darden Restaurants Incorporated	5.63	10/15/2012	2,150,684
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     SHORT-TERM BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Hotels, Restaurants & Leisure (continued)
$2,000,000	Yum! Brands Incorporated	7.70%	07/01/2012	$2,200,652

				6,340,650

Leisure Equipment & Products: 0.75%
4,225,000	Hasbro Incorporated	6.13	05/15/2014	4,646,486

Media: 4.17%
190,000	CBS Corporation	6.63	05/15/2011	194,517
2,500,000	Comcast Corporation	10.63	07/15/2012	2,852,443
2,000,000	Directv Holdings	4.75	10/01/2014	2,162,240
2,000,000	Historic TW Incorporated	9.13	01/15/2013	2,310,432
2,860,000	Interpublic Group COS Incorporated	6.25	11/15/2014	3,078,075
3,000,000	NBC Universal††	3.65	04/30/2015	3,141,831
1,091,000	Reed Elsevier Capital Incorporated	6.75	08/01/2011	1,134,440
3,000,000	Sirius XM Radio Incorporated††	9.75	09/01/2015	3,300,000
2,000,000	TCM LLC††	3.55	01/15/2015	2,082,982
2,000,000	Time Warner Cable Incorporated	5.40	07/02/2012	2,130,094
3,360,000	Viacom Incorporated	5.75	04/30/2011	3,412,127

				25,799,181

Multiline Retail: 0.33%
2,000,000	Macy’s Incorporated	5.35	03/15/2012	2,065,000

Office Electronics: 0.38%
2,240,000	Xerox Corporation	6.88	08/15/2011	2,329,730

Paper & Forest Products: 0.59%
3,530,000	International Paper Company	6.75	09/01/2011	3,674,349

Specialty Retail: 0.74%
3,035,000	Best Buy Company Incorporated	6.75	07/15/2013	3,383,005
1,000,000	Staples Incorporated	9.75	01/15/2014	1,227,087

				4,610,092

Consumer Staples: 2.77%

Beverages: 0.86%
1,000,000	Dr Pepper Snapple Group Incorporated	1.70	12/21/2011	1,004,561
1,000,000	Dr Pepper Snapple Group Incorporated	2.35	12/21/2012	1,022,661
3,000,000	Miller Brewing Corporation††	5.50	08/15/2013	3,281,682

				5,308,904

Food & Staples Retailing: 0.56%
1,749,155	CVS Caremark Corporation††	7.77	01/10/2012	1,867,223
1,600,000	Safeway Incorporated	6.50	03/01/2011	1,621,261

				3,488,484

Food Products: 0.97%
2,797,000	Kraft Foods Incorporated	6.25	06/01/2012	3,005,125
3,000,000	Wrigley WM Jr Company	1.66	06/28/2011	3,000,111

				6,005,236

Tobacco: 0.38%
2,000,000	Altria Group Incorporated	7.75	02/06/2014	2,337,850

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     SHORT-TERM BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Energy: 4.35%

Energy Equipment & Services: 1.52%
$3,000,000	Georgia Power Company	1.30%	09/15/2013	$3,020,259
2,000,000	Indiana Michigan Power Company	6.38	11/01/2012	2,164,754
2,000,000	Nevada Power Company	6.50	04/15/2012	2,138,658
2,000,000	Weatherford International Limited	5.15	03/15/2013	2,127,180

				9,450,851

Oil, Gas & Consumable Fuels: 2.83%
2,130,000	BP Capital Markets plc	1.55	08/11/2011	2,139,909
2,000,000	Consol Energy Incorporated	7.88	03/01/2012	2,120,000
1,500,000	DTE Energy Company	7.05	06/01/2011	1,546,086
2,000,000	Energy Transfer Partners LP	5.65	08/01/2012	2,115,450
2,010,000	Enterprise Products Partners Operating LP	7.50	02/01/2011	2,030,695
2,000,000	Nexen Incorporated	5.05	11/20/2013	2,171,488
2,000,000	Plains All American Pipeline LP	7.75	10/15/2012	2,206,684
3,000,000	Valero Energy Corporation	6.88	04/15/2012	3,208,752

				17,539,064

Financials: 14.96%

Commercial Banks: 3.40%
3,430,000	Bank of Nova Scotia††	1.65	10/29/2015	3,372,095
1,195,000	Hudson United Bank Mahwah NJ Series BKNT	7.00	05/15/2012	1,292,366
3,000,000	ING Bank††	2.00	10/18/2013	2,991,393
4,000,000	Inter-American Development Bank ±	0.73	05/20/2014	4,057,204
2,000,000	Key Bank NA	5.50	09/17/2012	2,118,428
1,200,000	PNC Funding Corporation ±	0.49	04/01/2012	1,203,808
3,115,000	Royal Bank Of Scotland plc	3.95	09/21/2015	3,133,419
2,760,000	Standard Chartered plc††	3.85	04/27/2015	2,863,701

				21,032,414

Consumer Finance: 0.36%
2,000,000	Capital One Financial Corporation	6.25	11/15/2013	2,212,660

Diversified Financial Services: 5.86%
2,000,000	American Express Centurion	5.55	10/17/2012	2,142,152
2,600,000	American Honda Financial Corporation††	2.38	03/18/2013	2,654,340
5,000,000	Bank of America Corporation Series Mountain	3.13	06/15/2012	5,198,795
1,600,000	Bank of New York Mellon Corporation ±	0.45	06/29/2012	1,605,517
2,000,000	CME Group Incorporated	5.75	02/15/2014	2,252,924
2,000,000	Fifth Third Bancorp Cincinnati OH ±	0.39	05/17/2013	1,919,854
3,000,000	General Electric Capital Corporation	4.80	05/01/2013	3,205,626
1,000,000	HSBC Finance Corporation	5.70	06/01/2011	1,023,421
2,000,000	Huntington Capital Trust I ±	0.99	02/01/2027	1,243,254
1,355,000	Jefferies Group Incorporated	7.75	03/15/2012	1,456,713
5,300,000	JPMorgan Chase & Company Series 3 ±	0.54	12/26/2012	5,331,583
1,000,000	Mass Mutual Global Funding II††	3.63	07/16/2012	1,039,157
4,000,000	Morgan Stanley	3.25	12/01/2011	4,111,076
100,000	San Manuel Entertainment Authority Series 04-B	1.95	12/01/2010	99,998
3,000,000	SLM Corporation Series MTN	5.13	08/27/2012	3,047,184

				36,331,594

Insurance: 2.38%
3,000,000	Aflac Incorporated	3.45	08/15/2015	3,106,176
3,000,000	American International Group Incorporated	4.25	05/15/2013	3,060,000
2,035,000	Genworth Life Institutional Funding Trust††	5.88	05/03/2013	2,142,875
2,000,000	Metropolitan Life Global Funding I Senior Notes††	5.13	04/10/2013	2,165,862
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     SHORT-TERM BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Insurance (continued)
$2,000,000	New York Life Global Funding††	5.25%	10/16/2012	$2,156,984
2,000,000	Pricoa Global Funding††	5.40	10/18/2012	2,133,660

				14,765,557

Real Estate Investment Trusts (REIT): 2.96%
1,054,000	Avalonbay Communities Incorporated Series MTN	5.50	01/15/2012	1,102,153
3,000,000	Digital Reality Trust LP††	4.50	07/15/2015	3,080,877
1,000,000	Federal Realty Investment Trust	5.95	08/15/2014	1,112,740
2,000,000	HCP Incorporated	5.63	02/28/2013	2,129,334
2,000,000	Healthcare Realty Trust Incorporated	5.13	04/01/2014	2,122,000
465,000	Healthcare Realty Trust Incorporated	8.13	05/01/2011	478,336
2,499,000	HRPT Properties Trust ±	0.89	03/16/2011	2,495,719
735,000	Nationwide Health Properties Incorporated	6.50	07/15/2011	758,372
1,720,000	Nationwide Health Properties Incorporated	8.25	07/01/2012	1,857,927
3,000,000	Ventas Realty Limited Partnership	9.00	05/01/2012	3,185,721

				18,323,179

Health Care: 3.05%

Health Care Equipment & Supplies: 0.71%
2,000,000	Boston Scientific Corporation	6.25	11/15/2015	2,185,210
2,000,000	Hospira Incorporated	5.90	06/15/2014	2,246,012

				4,431,222

Health Care Providers & Services: 2.34%
3,450,000	Amerisourcebergen Corporation	5.88	09/15/2015	3,895,302
1,825,000	Anthem Incorporated	6.80	08/01/2012	1,993,703
2,000,000	Cigna Corporation	6.38	10/15/2011	2,094,498
2,000,000	Coventry Health Care Incorporated	5.88	01/15/2012	2,075,338
2,000,000	McKesson Corporation	6.50	02/15/2014	2,272,302
2,000,000	UnitedHealth Group Incorporated	4.88	02/15/2013	2,138,500

				14,469,643

Industrials: 3.75%

Building Products: 0.33%
2,000,000	Black & Decker Corporation	7.13	06/01/2011	2,061,072

Commercial Services & Supplies: 1.99%
2,000,000	Allied Waste North America	6.38	04/15/2011	2,039,804
2,000,000	Allied Waste North America Incorporated Series B	5.75	02/15/2011	2,017,210
2,000,000	Brambles USA Incorporation††	3.95	04/01/2015	2,071,572
2,000,000	Equifax Incorporated	4.45	12/01/2014	2,137,932
3,705,000	Waste Management Incorporated	6.38	11/15/2012	4,062,681

				12,329,199

Electrical Equipment: 0.70%
2,000,000	Agilent Technologies Incorporated	4.45	09/14/2012	2,097,166
2,000,000	Roper Industries Incorporated	6.63	08/15/2013	2,247,790

				4,344,956

Road & Rail: 0.36%
2,100,000	CSX Corporation	6.30	03/15/2012	2,240,383

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

6

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     SHORT-TERM BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Transportation Infrastructure: 0.37%
$2,233,000	Ryder System Incorporated	5.95%	05/02/2011	$2,277,568

Information Technology: 0.40%
2,395,000	Maxim Integrated Product	3.45	06/14/2013	2,460,910

Materials: 0.83%

Chemicals: 0.49%
1,000,000	Mosaic Company††	7.63	12/01/2016	1,080,841
1,888,000	Mosaic Company Senior Notes††	7.38	12/01/2014	1,955,213

				3,036,054

Metals & Mining: 0.34%
2,000,000	Teck Cominco Incorporated	7.00	09/15/2012	2,120,174

Telecommunication Services: 2.62%

Diversified Telecommunication Services: 1.77%
2,000,000	AT&T Incorporated	7.30	11/15/2011	2,124,538
1,000,000	Cellco Partnership / Verizon Wireless Capital LLC	7.38	11/15/2013	1,171,976
2,000,000	Crown Castle Towers LLC††	3.21	08/15/2035	1,995,734
2,500,000	Qwest Corporation ±	3.54	06/15/2013	2,612,500
1,475,000	Sprint Capital Corporation	7.63	01/30/2011	1,482,375
1,500,000	Verizon New England Incorporated	6.50	09/15/2011	1,565,262

				10,952,385

Wireless Telecommunication Services: 0.85%
945,000	Alltel Corporation	7.00	07/01/2012	1,030,226
2,000,000	Motorola Incorporated	8.00	11/01/2011	2,119,786
2,000,000	SBA Tower Trust††	4.25	04/15/2040	2,110,478

				5,260,490

Utilities: 2.26%

Electric Utilities: 2.26%
2,000,000	Allegheny Energy Supply††	8.25	04/15/2012	2,158,802
2,000,000	CenterPoint Energy Houston Electric LLC Series U	7.00	03/01/2014	2,328,804
3,000,000	Duke Energy Ohio Incorporated	5.70	09/15/2012	3,245,154
3,000,000	FPL Group Capital Incorporation	2.60	09/01/2015	3,004,866
1,000,000	Great Plains Energy Incorporated	2.75	08/15/2013	1,014,244
2,000,000	PECO Energy Company	5.00	10/01/2014	2,230,704

				13,982,574

Total Corporate Bonds and Notes (Cost $268,559,115)				275,484,604

Municipal Bonds and Notes: 7.11%

Alabama: 0.48%
3,000,000	Oakland County AL College (Education Revenue)	6.25	12/07/2010	3,000,000

California: 0.90%
2,000,000	Fresno County CA (Miscellaneous Revenue, NATL-RE FGIC Insured)	6.27	08/15/2011	2,054,800
2,000,000	Northern California Power Agency Series B (Electric Revenue)	2.75	07/01/2012	2,006,460
1,500,000	San Francisco CA International Airport Series E (Airport Revenue)	1.87	05/01/2012	1,509,510

				5,570,770

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

7

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     SHORT-TERM BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Florida: 0.35%
$2,169,375	Educational Funding of the South Incorporated (Education Revenue, GTD Student Loan Insured)±	0.55%	09/02/2013	$2,170,525

Georgia: 0.60%
525,000	Georgia Municipal Gas Authority Taxable Gas Portfolio III Series F (Utilities Revenue)	3.07	08/01/2011	529,720
3,000,000	Georgia Municipal Gas Authority Taxable Gas Portfolio III Series F (Utilities Revenue)	4.77	08/01/2015	3,209,400

				3,739,120

Illinois: 0.24%
1,475,000	Cook County IL School District #155 Series C (GO-Local, First Security Bank LOC)^	1.19	12/01/2011	1,457,403

Louisiana: 0.49%
3,000,000	State of Louisiana (Utilities Revenue)±	2.75	05/01/2043	3,030,210

Michigan: 0.32%
2,000,000	Wayne County MI GO Series B-1 (GO-Local)±	2.75	09/15/2012	1,999,700

New York: 1.10%
895,000	Babylon NY IDA6 Taxable Covanta Babylon Series B (IDR)	4.67	01/01/2012	918,288
2,000,000	New York Energy R&D Authority ±	1.45	06/01/2036	1,993,940
2,000,000	New York NY Series F (Tax Revenue)±	0.86	01/15/2012	1,994,920
1,870,000	Onondaga County NY (Lease Revenue)	3.50	04/01/2013	1,871,365

				6,778,513

Ohio: 0.47%
2,885,000	Columbus Franklin County OH (IDR)	3.45	02/15/2015	2,917,052

Pennsylvania: 0.57%
3,565,000	Harrisburg PA Authority Resource Recovery Facility Taxable Capital Appreciation Limited Obligation Series D (Resource Recovery Revenue)^	6.09	12/15/2010	3,556,230

Puerto Rico: 0.74%
4,500,000	Puerto Rico Public Finance Corporation Series A Prerefunded (Miscellanous Revenue)	6.10	08/01/2017	4,598,055

Texas: 0.10%
595,000	Reeves County TX Lease Rentals Law Enforcement (Lease Revenue, ACA Insured)	5.75	03/01/2012	594,465

Wisconsin: 0.75%
2,500,000	Marshfield WI (Utilities Revenue)	2.00	12/01/2011	2,529,725
2,000,000	Menomonee Falls Wisconsin (GO-State)	4.25	11/01/2014	2,120,700

				4,650,425

Total Municipal Bonds and Notes (Cost $43,799,932)				44,062,468

Yankee Corporate Bonds and Notes: 11.12%

Consumer Discretionary: 1.03%

Media: 0.67%
2,500,000	Pearson Finance Two plc††	5.50	05/06/2013	2,721,415
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

8

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     SHORT-TERM BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Media (continued)
$1,335,000	Vivendi SA††	5.75%	04/04/2013	$1,448,570

				4,169,985

Multiline Retail: 0.36%
2,000,000	Wesfarmers Limited††	7.00	04/10/2013	2,228,402

Consumer Staples: 0.83%

Food & Staples Retailing: 0.83%
2,000,000	Delhaize Group	5.88	02/01/2014	2,244,342
2,775,000	Woolworths Limited††	5.25	11/15/2011	2,896,989

				5,141,331

Financials: 5.37%

Capital Markets: 0.36%
2,005,000	Macquarie Group Limited††	7.30	08/01/2014	2,238,749

Commercial Banks: 3.97%
1,500,000	ANZ National (International) Limited††	2.38	12/21/2012	1,527,093
4,000,000	Australia & New Zealand Banking Group Limited	0.57	06/18/2012	4,006,132
2,000,000	Banco Santander Chile††	2.88	11/13/2012	2,002,010
1,000,000	Bank of Tokyo Mitsubishi UFJ Limited††	2.60	01/22/2013	1,027,441
1,000,000	Barclays Bank plc	2.50	01/23/2013	1,017,744
4,000,000	Commonwealth Bank of Australia ±	0.74	07/23/2014	4,016,652
4,000,000	European Investment Bank	2.63	11/15/2011	4,084,224
2,910,000	Lloyds TSB Bank plc††	4.38	01/12/2015	2,946,128
4,000,000	Westpac Banking Corporation	0.48	12/14/2012	4,001,564

				24,628,988

Diversified Financial Services: 1.04%
2,000,000	BAT International Finance plc††«	8.13	11/15/2013	2,364,806
2,000,000	Hutchison Whampoa International††	7.00	02/16/2011	2,022,232
2,000,000	UBS AG Stamford CT	2.25	08/12/2013	2,028,368

				6,415,406

Industrials: 0.74%

Building Products: 0.35%
2,000,000	Tyco Electronics Group SA	6.00	10/01/2012	2,144,274

Machinery: 0.39%
2,000,000	Ingersoll Rand Gl Holding Company	9.50	04/15/2014	2,447,302

Materials: 0.94%

Metals & Mining: 0.94%
2,000,000	Arcelormittal	5.38	06/01/2013	2,131,060
3,000,000	Rio Tinto Finance USA Limited	8.95	05/01/2014	3,671,514

				5,802,574

Telecommunication Services: 2.21%

Diversified Telecommunication Services: 1.89%
1,433,000	British Telecommunications plc	9.38	12/15/2010	1,436,729
3,000,000	Deutsche Telekom International Finance BV	5.25	07/22/2013	3,281,244
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

9

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     SHORT-TERM BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Diversified Telecommunication Services (continued)
$2,500,000	PCCW HKT Capital Limited††	8.00%	11/15/2011	$2,629,250
1,500,000	Telecom Italia Capital SA	5.25	11/15/2013	1,585,751
2,510,000	Telefonos de Mexico SA	5.50	01/27/2015	2,783,752

				11,716,726

Wireless Telecommunication Services: 0.32%
2,000,000	Telefonica Moviles Chile††	2.88	11/09/2015	1,958,618

Total Yankee Corporate Bonds and Notes (Cost $66,780,206)				68,892,355

US Treasury Securities: 4.84%

US Treasury Notes: 4.84%
3,045,000	US Treasury Note	0.75	09/15/2013	3,053,325
19,000,000	US Treasury Note	1.00	07/15/2013	19,201,970
185,000	US Treasury Note	1.25	08/31/2015	183,945
3,485,000	US Treasury Note	1.38	09/15/2012	3,542,858
1,095,000	US Treasury Note	1.38	10/15/2012	1,113,864
1,795,000	US Treasury Note	1.38	11/15/2012	1,826,483
665,000	US Treasury Note	1.88	02/28/2014	687,651
335,000	US Treasury Note	2.13	05/31/2015	347,221
25,000	US Treasury Note	4.88	06/30/2012	26,772

				29,984,089

Total US Treasury Securities (Cost $29,707,130)				29,984,089

Term Loans: 0.28%
1,755,218	Georgia Pacific Corporation	2.30	12/21/2012	1,750,672

Total Term Loans (Cost $1,730,804)				1,750,672

Short-Term Investments: 2.35%

Corporate Bonds & Notes: 0.15%
419,527	Gryphon Funding Limited(v)(i)(a)	0.00%	08/05/2011	175,194
1,269,026	VFNC Corporation(v)††(i)(a)±	0.25	09/29/2011	723,345

				898,539

Shares		Yield
Investment Companies: 2.17%
13,091,408	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.14		13,091,408
382,456	Wells Fargo Securities Lending Cash Investments, LLC(l)(v)(u)	0.26		382,456

				13,473,864

Principal		Interest Rate	Maturity Date
US Treasury Bills: 0.03%
$200,000	US Treasury Bill^#	0.15	12/23/2010	199,981

Total Short-Term Investments (Cost $14,259,389)				14,572,384

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

10

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     SHORT-TERM BOND FUND

Principal		Interest Rate	Maturity Date	Value
Total Investments in Securities (Cost $613,732,166)*	99.37%			$615,625,361

Other Assets and Liabilities, Net	0.63			3,892,988

Total Net Assets	100.00%			$619,518,349

(l)	Investment in an affiliate.

(v)	Security represents investment of cash collateral received from securities on loan.

(c)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

(u)	Rate shown is the 7-day annualized yield at period end.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security for which the designation as illiquid is unaudited.

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

±	Variable rate investments.

^	Zero coupon security. Rate represents yield to maturity.

#	Security pledged as collateral for futures transactions.

*	Cost for federal income tax purposes is $613,732,166 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$13,867,890
Gross unrealized depreciation	(11,974,695)

Net unrealized appreciation (depreciation)	$1,893195
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

11

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     SHORT-TERM HIGH YIELD BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligations: 0.03%
$171,251	Salomon Brothers Mortgage Securities VII Series 1994-5 Class B2	1.54%	04/25/2024	$146,655

Total Collateralized Mortgage Obligations (Cost $168,799)				146,655

Corporate Bonds and Notes: 61.48%

Consumer Discretionary: 16.72%

Auto Components: 1.27%
3,000,000	Tenneco Incorporated	8.13	11/15/2015	3,165,000
3,000,000	TRW Automotive Incorporated††	7.00	03/15/2014	3,225,000

				6,390,000

Diversified Consumer Services: 1.65%
1,000,000	Service Corporation International	6.75	04/01/2015	1,030,000
3,740,000	Service Corporation International	7.38	10/01/2014	4,085,950
3,250,000	Stewart Enterprises Incorporated Class A	6.25	02/15/2013	3,241,875

				8,357,825

Hotels, Restaurants & Leisure: 1.10%
2,000,000	Ameristar Casinos Incorporated	9.25	06/01/2014	2,140,000
3,000,000	Starwood Hotels & Resorts Worldwide Incorporated	7.88	10/15/2014	3,423,750

				5,563,750

Household Durables: 1.64%
3,000,000	DR Horton Incorporated	6.13	01/15/2014	3,108,750
2,107,000	Mohawk Industries Incorporated Series D	7.20	04/15/2012	2,217,618
3,000,000	Pulte Homes Incorporated	5.25	01/15/2014	2,947,500

				8,273,868

Media: 8.63%
2,000,000	Belo Corporation	6.75	05/30/2013	2,105,000
2,000,000	CCH II Capital Corporation	13.50	11/30/2016	2,352,500
3,000,000	Cequel Communications Holdings^	0.42	11/05/2013	2,963,250
3,000,000	Charter Communication OPT LLC Capital††	8.00	04/30/2012	3,135,000
5,000,000	CSC Holdings LLC	8.50	04/15/2014	5,481,250
5,000,000	EchoStar DBS Corporation	7.00	10/01/2013	5,325,000
3,500,000	Gannett Companies Inforporated	6.38	04/01/2012	3,605,000
4,000,000	Lamar Media Corporation Series C	9.75	04/01/2014	4,570,000
2,500,000	Rainbow National Services LLC††	8.75	09/01/2012	2,509,375
2,000,000	Sirius XM Radio Incorporated††	9.75	09/01/2015	2,200,000
4,000,000	Valassis Communication Incorporated	8.25	03/01/2015	4,190,000
2,500,000	Virgin Media Finance plc	9.50	08/15/2016	2,793,750
2,000,000	XM Satellite Radio Holdings Incorporated††	13.00	08/01/2013	2,340,000

				43,570,125

Multiline Retail: 1.49%
2,000,000	JCPenney Corporation Incorporated	9.00	08/01/2012	2,165,000
5,000,000	Macy’s Incorporated	5.75	07/15/2014	5,343,750

				7,508,750

Specialty Retail: 0.94%
600,000	GameStop Corporation	8.00	10/01/2012	612,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     SHORT-TERM HIGH YIELD BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Specialty Retail (continued)
$4,000,000	Limited Brands Incorporated	5.25%	11/01/2014	$4,160,000

				4,772,000

Consumer Staples: 5.16%
Beverages: 1.18%
5,385,000	Constellation Brands Incorporated	8.38	12/15/2014	5,930,231

Food & Staples Retailing: 0.88%
2,250,000	Albertsons Incorporated	7.25	05/01/2013	2,289,375
2,030,528	CVS Caremark Corporation††	7.77	01/10/2012	2,167,589

				4,456,964

Food Products: 2.21%
3,000,000	B&G Foods Incorporated^	0.45	02/26/2013	2,969,370
3,500,000	Dole Food Company Incorporated	13.88	03/15/2014	4,243,750
3,500,000	Smithfield Foods Incorporated††	10.00	07/15/2014	3,955,000

				11,168,120

Household Products: 0.89%
4,500,000	Church & Dwight Companies Incorporated	6.00	12/15/2012	4,500,000

Energy: 11.13%

Energy Equipment & Services: 0.80%
4,000,000	Offshore Logistics Incorporated	6.13	06/15/2013	4,040,840

Oil, Gas & Consumable Fuels: 10.33%
1,658,000	Arch Western Finance LLC	6.75	07/01/2013	1,676,653
2,000,000	Berry Petroleum Companies Class A	10.25	06/01/2014	2,270,000
4,000,000	Chesapeake Energy Corporation	7.63	07/15/2013	4,330,000
3,000,000	Comstock Resources Incorporated	6.88	03/01/2012	3,000,000
2,510,000	Consol Energy Incorporated	7.88	03/01/2012	2,660,600
5,000,000	El Paso Corporation	6.88	06/15/2014	5,381,640
3,250,000	Forest Oil Corporation	8.50	02/15/2014	3,526,250
4,200,000	Foundation PA Coal Company	7.25	08/01/2014	4,284,000
3,000,000	Inergy Finance Corporation	6.88	12/15/2014	3,037,500
3,000,000	Newfield Exploration Company Senior Note	6.63	09/01/2014	3,060,000
3,500,000	Petrohawk Energy Corporation	10.50	08/01/2014	3,946,250
4,000,000	Plains Exploration & Production Company	7.75	06/15/2015	4,150,000
2,500,000	Regency Energy Partners LP Senior Note	8.38	12/15/2013	2,575,000
2,000,000	Tesoro Corporation	6.25	11/01/2012	2,075,000
3,000,000	Whiting Petroleum Corporation	7.00	02/01/2014	3,120,000
3,000,000	Williams Partners LP	7.50	06/15/2011	3,098,334

				52,191,227

Financials: 5.46%

Commercial Banks: 0.59%
3,000,000	Regions Financial Corporation Senior Note	7.00	03/01/2011	2,966,250

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     SHORT-TERM HIGH YIELD BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Consumer Finance: 3.25%
$5,500,000	Ford Motor Credit Company LLC	8.70%	10/01/2014	$6,113,228
6,000,000	GMAC LLC	7.50	12/31/2013	6,315,000
4,000,000	SLM Corporation Series MTNA	5.00	10/01/2013	3,970,000

				16,398,228

Real Estate Investment Trusts (REITs): 1.62%
3,500,000	Senior Housing Properties Trust Senior Note	8.63	01/15/2012	3,675,000
4,250,000	Ventas Realty Limited Partnership	9.00	05/01/2012	4,513,105

				8,188,105

Health Care: 1.84%

Health Care Equipment & Supplies: 0.71%
3,500,000	Fresenius Medical Care Capital Trust IV	7.88	06/15/2011	3,570,000

Health Care Providers & Services: 1.13%
2,000,000	Omnicare Incorporated	6.13	06/01/2013	1,985,000
3,500,000	Tenet Healthcare Corporation	9.00	05/01/2015	3,753,750

				5,738,750

Industrials: 8.22%
Aerospace & Defense: 1.53%
3,250,000	Geoeye Incorporated	9.63	10/01/2015	3,640,000
4,000,000	L-3 Communications Corporation Senior Note	5.88	01/15/2015	4,075,000

				7,715,000

Commercial Services & Supplies: 3.19%
4,000,000	Acco Brands Corporation	10.63	03/15/2015	4,450,000
4,000,000	Corrections Corporation of America	6.25	03/15/2013	4,020,000
1,000,000	Corrections Corporation of America	6.75	01/31/2014	1,007,500
5,000,000	Deluxe Corporation Senior Note	5.00	12/15/2012	5,012,500
1,609,000	Iron Mountain Incorporated	7.75	01/15/2015	1,617,045

				16,107,045

Construction & Engineering: 0.65%
3,000,000	Toll Brothers Finance Corporation	5.95	09/15/2013	3,147,102
155,000	Toll Brothers Finance Corporation«	6.88	11/15/2012	164,858

				3,311,960

Machinery: 2.29%
2,000,000	Briggs & Stratton Corporation	8.88	03/15/2011	2,035,000
4,000,000	SPX Corporation	7.63	12/15/2014	4,345,000
2,000,000	Terex Corporation	7.38	01/15/2014	2,020,000
3,000,000	Westinghouse Air Brake Technology	6.88	07/31/2013	3,161,250

				11,561,250

Trading Companies & Distributors: 0.56%
2,500,000	United Rentals North America	10.88	06/15/2016	2,837,500

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     SHORT-TERM HIGH YIELD BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Materials: 5.09%

Containers & Packaging: 1.42%
$4,000,000	Owens-Brockway Glass Container Incorporated	6.75%	12/01/2014	$4,085,000
3,000,000	Rock-Tenn Company	8.20	08/15/2011	3,097,500

				7,182,500

Metals & Mining: 1.95%
2,400,000	FMG Resources Limited††	7.00	11/01/2015	2,430,000
4,000,000	Steel Dynamics Incorporated	7.38	11/01/2012	4,260,000
3,000,000	United States Steel Corporation	5.65	06/01/2013	3,127,500

				9,817,500

Paper & Forest Products: 1.72%
3,000,000	Georgia-Pacific LLC††	7.00	01/15/2015	3,090,000
3,000,000	Neenah Paper Incorporated	7.38	11/15/2014	3,033,750
2,500,000	UPM Kymmene Corporation††	5.63	12/01/2014	2,575,000

				8,698,750

Telecommunication Services: 5.01%

Diversified Telecommunication Services: 4.14%
4,250,000	Frontier Communications Corporation	8.25	05/01/2014	4,696,250
5,500,000	Qwest Communications International Incorporated Series B	7.50	02/15/2014	5,555,000
5,000,000	Sprint Capital Corporation	8.38	03/15/2012	5,262,500
1,000,000	Valor Telecommunications Enterprises	7.75	02/15/2015	1,027,500
4,000,000	Windstream Corporation	8.13	08/01/2013	4,370,000

				20,911,250

Wireless Telecommunication Services: 0.87%
4,000,000	Crown Castle International Corporation	9.00	01/15/2015	4,410,000

Utilities: 2.85%

Electric Utilities: 1.02%
2,500,000	IPALCO Enterprises Incorporated	8.63	11/14/2011	2,625,000
2,500,000	Mirant Americas Generation LLC	8.30	05/01/2011	2,537,500

				5,162,500

Independent Power Producers & Energy Traders: 1.83%
2,250,000	AES Corporation	7.75	03/01/2014	2,385,000
2,000,000	NRG Energy Incorporated	7.25	02/01/2014	2,040,000
4,750,000	RRI Energy Incorporated	6.75	12/15/2014	4,821,250

				9,246,250

				14,408,750

Total Corporate Bonds and Notes (Cost $305,147,093)				310,546,538

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     SHORT-TERM HIGH YIELD BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Municipal Bonds and Notes: 1.11%

Michigan: 0.79%
$4,000,000	Wayne County MI Way (Miscellaneous Revenue)±	4.75%	09/15/2012	$3,998,960

Other: 0.32%
1,585,000	Guam Power Authority (Electric Revenue)	6.00	10/01/2011	1,580,007

Total Municipal Bonds and Notes (Cost $5,578,569)				5,578,967

Yankee Corporate Bonds and Notes: 5.65%

Consumer Discretionary: 2.83%

Media: 2.83%
3,500,000	Kabel Deutschland GmbH	10.63	07/01/2014	3,640,000
5,000,000	Sun Media Corporation	7.63	02/15/2013	5,006,250
5,589,000	Videotron Limited	6.88	01/15/2014	5,658,863

				14,305,113

Energy: 0.60%

Oil, Gas & Consumable Fuels: 0.60%
3,000,000	Kinder Morgan Finance Company ULC	5.35	01/05/2011	3,007,500

Materials: 1.32%

Chemicals: 0.71%
3,500,000	Nova Chemicals Corporation Senior Note	6.50	01/15/2012	3,609,375

Paper and Forest Products: 0.61%
3,000,000	Sappi Limited††	6.75	06/15/2012	3,082,500

Telecommunication Services: 0.90%

Diversified Telecommunication Services: 0.90%
2,000,000	Intelsat Limited	8.88	01/15/2015	2,050,000
2,500,000	Intelsat Subsidiary Holding Company Limited	8.50	01/15/2013	2,500,000

				4,550,000

Total Yankee Corporate Bonds and Notes (Cost $28,213,658)				28,554,488

Term Loans: 25.19%
1,460,746	AMC Entertainment Incorporated	1.75	01/28/2013	1,443,626
3,840,730	Ameristar Casinos Incorporated	3.54	11/10/2012	3,833,547
4,585,040	Baldor Electric Company	5.25	01/31/2014	4,586,966
2,969,925	Casella Waste Systems Incorporated	7.00	04/09/2014	2,979,221
2,954,596	Cinemark USA Incorporated	3.54	04/29/2016	2,966,208
6,000,000	Citigroup Incorporated	6.25	08/11/2015	6,099,000
4,971,782	Clarke American Corporation	2.78	03/26/2014	4,411,213
3,748,165	Community Health Systems Incorporated	2.54	07/25/2014	3,647,189
192,668	Community Health Systems Incorporated	2.54	07/25/2014	187,478
5,000,000	Davita Incorporated	4.50	10/20/2016	5,017,350
2,457,976	Dean Foods Company	1.79	04/02/2014	2,351,988
4,659,542	Dollar General Corporation	3.02	07/07/2014	4,647,380
500,000	Dunkin Brands Incorporated<	NA	11/18/2017	504,845
467,980	Georgia Pacific Corporation	2.29	12/21/2012	466,768
2,207,012	Georgia Pacific Corporation	3.54	12/23/2014	2,211,912
4,000,000	Getty Images Incorporated<	NA	11/07/2016	4,028,560
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     SHORT-TERM HIGH YIELD BOND FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Term Loans (continued)
$3,500,000	Goodman Global Holdings Incorporated	5.75%	10/28/2016	$3,523,800
4,591,718	Graham Packaging Company	6.75	04/05/2014	4,627,579
4,826,832	HCA Incorporated	2.54	11/18/2013	4,725,468
2,199,129	Jarden Corporation	3.54	01/25/2015	2,212,852
1,989,822	Jarden Corporation	3.54	01/26/2015	2,002,239
2,000,000	Levi Strauss & Company<	NA	03/27/2014	1,907,500
500,000	Medassets Incorporated	5.25	11/15/2016	503,125
3,703,166	MetroPCS Wireless Incorporated	2.57	11/04/2013	3,667,171
1,367,376	Mirant North America LLC	4.00	01/03/2013	1,355,699
1,000,000	NBTY Incorporated	6.25	10/02/2017	1,010,940
1,510,830	NRG Energy Incorporated	2.04	02/01/2013	1,494,905
4,455,554	NRG Energy Incorporated	2.04	03/25/2015	4,413,939
2,089,221	Penn National Gaming Incorporated	2.02	10/03/2012	2,074,032
2,838,928	Phillips Van Heusen Corporation	4.75	05/06/2016	2,866,977
3,000,000	Pinnacle Foods Finance LLC	2.75	04/02/2014	2,916,240
3,931,590	Regal Cinemas Corporation	3.79	11/21/2016	3,944,485
1,000,000	Reynolds Group Holdings Limited	6.50	05/05/2016	1,007,500
253,281	RMK Acquisition Corporation (Aramark)	0.11	01/27/2014	249,641
2,612,497	RMK Acquisition Corporation (Aramark)	2.16	01/27/2014	2,574,955
829,190	Rockwood Specialties Group Incorporated	6.00	05/15/2014	832,648
383,708	Seminole Tribe of Florida	1.81	03/05/2014	370,279
1,383,527	Seminole Tribe of Florida	1.81	03/05/2014	1,335,103
918,451	Seminole Tribe of Florida	1.81	03/05/2014	886,305
3,339,791	Sinclair Television Group Incorporated	5.50	10/29/2015	3,379,468
246,962	Sungard Data Systems Incorporated	2.00	02/28/2014	240,479
2,214,675	Sungard Data Systems Incorporated	3.91	02/26/2016	2,193,724
1,696,431	SUPERVALU Incorporated	1.54	06/01/2012	1,666,506
4,937,395	Time Warner Telecom Holdings	2.04	01/07/2013	4,898,587
2,992,500	Toys R US	6.00	08/17/2016	3,013,088
3,000,000	TransDigm Incorporated	2.27	06/23/2013	2,971,890
1,000,000	United Components Incorporated	6.25	03/23/2017	1,004,174
3,980,025	Vanguard Health Holding Company LLC	5.00	01/29/2016	3,995,786
4,000,000	West Corporation^	NA	07/15/2016	3,992,120

Total Term Loans (Cost $124,838,243)				127,242,455

Short-Term Investments: 7.58%

Corporate Bonds and Notes: 0.04%
170,089	Gryphon Funding Limited(v)(i)(a)	0.00	08/05/2011	71,029
217,994	VFNC Corporation(v)††(i)(a)±	0.25	09/29/2011	124,257

				195,286

Shares		Yield
Investment Companies: 7.54%
38,042,317	Wells Fargo Advantage Cash Investment Money Market Fund##(l)(u)	0.14		38,042,317
37,114	Wells Fargo Securities Lending Cash Investments, LLC(l)(v)(u)	0.26		37,114

				38,079,431

Total Short-Term Investments (Cost $38,207,485)		38,274,717

Total Investments in Securities (Cost $502,153,847)*	101.04%	$510,343,820

Other Assets and Liabilities, Net	(1.04)	(5,260,608)

Total Net Assets	100.00%	$505,083,212

##	All or a portion of this security has been segregated for when-issued, delayed delivery securities and/or unfunded loans.

(l)	Investment in an affiliate.
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

6

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
SHORT-TERM HIGH YIELD BOND FUND

(v)	Security represents investment of cash collateral received from securities on loan.

(u)	Rate shown is the 7-day annualized yield at period end.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security.

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

±	Variable rate investments.

<	All or portion of the position represents an unfunded loan commitment.

^	Zero coupon security. Rate represents yield to maturity.

Cost for federal income tax purposes is $502,153,847 and net unrealized appreciation (depreciation) consists of:

	Gross unrealized appreciation	$9,376,213
	Gross unrealized depreciation	(1,186,240)

*	Net unrealized appreciation	$8,189,973
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

7

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     ULTRA SHORT-TERM INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Agency Securities: 7.09%

Federal Home Loan Bank: 2.64%
$25,000,000	FHLB	0.75%	11/21/2011	$25,070,025
4,960,447	FHLB	5.00	08/15/2012	5,243,347

				30,313,372

Federal Home Loan Mortgage Corporation: 0.65%
30,850	FHLMC #1B0128 ±	3.03	09/01/2031	30,965
153,045	FHLMC #555243	9.00	11/01/2016	170,910
385,205	FHLMC #555427	9.50	09/01/2020	457,877
116,227	FHLMC #555490	9.50	12/01/2016	123,919
139,190	FHLMC #555514	9.00	10/01/2019	162,169
1,239,157	FHLMC #555519	9.00	12/01/2016	1,395,981
11,768	FHLMC #786823 ±	2.79	07/01/2029	12,331
123,672	FHLMC #788792 ±	2.71	01/01/2029	129,715
213,384	FHLMC #789272 ±	2.62	04/01/2032	222,361
15,778	FHLMC #789483 ±	2.73	06/01/2032	16,518
92,219	FHLMC #846990 ±	2.81	10/01/2031	96,897
259,668	FHLMC #884013	10.50	05/01/2020	301,811
306,518	FHLMC #A01734	9.00	08/01/2018	346,411
58,581	FHLMC #A01849	9.50	05/01/2020	67,996
873,062	FHLMC #C64637	7.00	06/01/2031	1,004,849
786,455	FHLMC #G01126	9.50	12/01/2022	899,235
25,502	FHLMC #G10747	7.50	10/01/2012	26,686
6,615	FHLMC #G11150	7.50	12/01/2011	6,784
25,395	FHLMC #G11200	8.00	01/01/2012	26,163
5,111	FHLMC #G11209	7.50	12/01/2011	5,242
27,060	FHLMC #G11229	8.00	01/01/2013	28,333
72,567	FHLMC #G11391	7.50	06/01/2012	75,567
137,103	FHLMC #G80118	10.00	11/01/2021	158,451
1,456,733	FHLMC Structured Pass-Through Securities Series T-42 Class A6	9.50	02/25/2042	1,679,340

				7,446,511

Federal National Mortgage Association: 3.05%
3,557,786	FNMA ±	0.45	02/25/2037	3,539,285
345,108	FNMA #100001	9.00	02/15/2020	405,129
127,666	FNMA #100255	8.33	07/15/2020	148,138
253,313	FNMA #100256	9.00	10/01/2021	291,531
14,523	FNMA #149167	10.50	08/01/2020	16,990
62,910	FNMA #190722	9.50	03/01/2021	73,245
310,521	FNMA #190909	9.00	06/01/2024	365,089
281,417	FNMA #252870	7.00	11/01/2014	303,360
259,586	FNMA #310010	9.50	12/01/2020	304,518
805,420	FNMA #323534	9.00	12/01/2016	909,966
250,374	FNMA #344890	10.25	09/01/2021	288,644
31,315	FNMA #365418 ±	3.61	01/01/2023	31,349
37,810	FNMA #392647	9.00	10/01/2013	40,799
113,780	FNMA #458004	10.00	03/01/2018	127,337
86,337	FNMA #523850	10.50	10/01/2014	93,292
430,487	FNMA #535807	10.50	04/01/2022	502,265
683,558	FNMA #545117 ±	2.60	12/01/2040	713,764
53,832	FNMA #545131	8.00	03/01/2013	56,500
7,709	FNMA #545157	8.50	11/01/2012	8,145
762,991	FNMA #545325	8.50	07/01/2017	847,542
199,333	FNMA #545460 ±	2.43	11/01/2031	207,133
1,811,362	FNMA #598559	6.50	08/01/2031	2,072,374
95,157	FNMA #604060 ±	2.40	09/01/2031	98,997
179,280	FNMA #604689 ±	2.09	10/01/2031	185,631
113,831	FNMA #635070 ±	2.50	05/01/2032	118,586
220,889	FNMA #646643 ±	2.67	06/01/2032	231,030
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     ULTRA SHORT-TERM INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal National Mortgage Association (continued)
$104,739	FNMA #660508	7.00%	05/01/2013	$107,214
11,343	FNMA #675491 ±	3.36	04/01/2033	11,920
299,858	FNMA #724657 ±	3.64	07/01/2033	309,803
932,043	FNMA Grantor Trust Series 2000-T6 Class A2	9.50	06/25/2030	1,159,665
2,482,238	FNMA Grantor Trust Series 2001-T10 Class A3	9.50	12/25/2041	3,088,447
2,130,641	FNMA Grantor Trust Series 2001-T12 Class A3	9.50	08/25/2041	2,650,984
4,954,820	FNMA Grantor Trust Series 2001-T8 Class A3	4.85	07/25/2041	5,145,716
2,900,943	FNMA Grantor Trust Series 2002-T1 Class A4	9.50	11/25/2031	3,609,407
154,949	FNMA Whole Loan Series 2003-W11 Class A1 ±	3.27	06/25/2033	162,454
73,720	FNMA Whole Loan Series 2003-W3 Class 1A4 ±	4.10	08/25/2042	77,809
6,326,991	FNMA Whole Loan Series 2003-W6 Class 6A ±	4.27	08/25/2042	6,661,249

				34,965,307

Government National Mortgage Association: 0.75%
82,189	GNMA #780253	9.50	11/15/2017	92,088
296,447	GNMA #780267	9.00	11/15/2017	334,987
261,550	GNMA #780664	10.00	10/20/2017	292,628
88,222	GNMA #781310	8.00	01/15/2013	86,971
76,978	GNMA #781311	7.50	02/15/2013	77,663
336,386	GNMA #781540	7.00	05/15/2013	345,400
1,399,706	GNMA #781614	7.00	06/15/2033	1,626,070
5,622,547	GNMA Series 2005-90 Class A	3.76	09/16/2028	5,799,782

				8,655,589

Total Agency Securities (Cost $77,346,265)				81,380,779

Asset Backed Securities: 14.62%
8,520,697	Aames Mortgage Trust Series 2003-1 Class M1 ±	1.27	10/25/2033	7,287,718
2,792,908	Bank of America Auto Trust Series 2010-1A Class A2††	0.75	06/15/2012	2,794,360
12,700,000	Bank of America Credit Card Trust Series 2008-A5 Class A ±	1.45	12/16/2013	12,778,072
5,800,000	BCRR Trust Series 2010-Leaf Class 35A††	4.23	10/22/2011	5,912,319
2,845,513	BMW Vehicle Owner Trust Series 2010-A Class A2	0.68	09/25/2012	2,846,957
1,732,961	CarMax Auto Owner Trust Series 2010-1 Class A2	0.83	11/15/2012	1,733,917
5,900,000	Chase Issuance Trust Series 2006-A5 Class A ±	0.27	11/15/2013	5,891,334
3,400,000	Chase Issuance Trust Series 2007-A18 Class A ±	0.51	01/15/2015	3,403,233
11,000,000	Chase Issuance Trust Series 2009-A2 Class A2 ±	1.80	04/15/2014	11,193,914
10,500,000	Citibank Credit Card Issuance Trust Series 2009-A1 Class A1 ±	2.00	03/17/2014	10,704,076
6,300,000	CNH Equipment Trust Series 2010-A Class A2	0.81	08/15/2012	6,304,102
7,743,464	ContiMortgage Net Interest Margin Notes Series 1997-A Class A(a)	7.23	10/16/2028	2,420
939,962	Countrywide Asset-Backed Certificates Series 2007-S1 Class A1A ±	0.36	02/25/2037	820,374
14,789,418	Eastman Hill Funding Limited Series 1A Class A2(a)††^^	0.83	09/29/2031	230,715
22,462,718	Eastman Hill Funding Limited Series 1A Class A2E(a)^^	0.83	09/29/2031	350,418
1,084,582	EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 ±	1.00	09/25/2033	1,001,992
2,193,501	Ford Credit Auto Owner Trust Series 2007-A Class A4A	5.47	06/15/2012	2,235,862
5,000,000	GE Equipment Midticket LLC Series 2010-1 Class A2††	0.61	01/14/2013	4,995,177
4,004,331	GSMPS Mortgage Loan Trust Series 2004-4 Class 1AF ±	0.65	06/25/2034	3,370,674
6,541,278	Home Equity Asset Trust Series 2003-7 Class M1 ±	1.23	03/25/2034	4,864,990
4,480,000	Honda Auto Receivable Owner Trust Series 2010-3 Class A2	0.53	01/21/2013	4,473,283
322,088	Honda Auto Receivables 2008-1 Owner Trust Asset Backed Note Class A3	4.47	01/18/2012	323,410
5,757,735	Honda Auto Receivables Owner Trust Series 2010-1 Class A2	0.62	02/21/2012	5,759,980
3,000,000	Hyundai Auto Receivables Trust Series 2010 A Class A2	0.86	11/15/2012	3,003,028
5,500,000	Hyundai Auto Receivables Trust Series 2010 B Class A2	0.57	03/15/2013	5,496,296
6,300,000	John Deere Owner Trust Series 2010-A Class A2	0.72	07/16/2012	6,303,742
6,300,000	Mercedes-Benz Auto Receivables Trust Series 2010-1 Class A2	0.70	08/15/2012	6,303,780
4,500,000	Nissan Auto Lease Trust Series 2010-B Class A2	0.90	05/15/2013	4,495,381
2,600,000	Nissan Auto Receivable Owner Trust Series 2010-A Class A2	0.55	03/15/2013	2,595,890
157,481	Residential Asset Securities Corporation Series 2001-KS1 Class AII ±	0.72	03/25/2032	148,256
70,822	SACO I Trust Series 2005-2 Class A ±	0.45	04/25/2035	28,828
4,537,303	Structured Asset Investment Loan Trust Series 2003-BC10 Class M1 ±	1.38	10/25/2033	3,628,894
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     ULTRA SHORT-TERM INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Asset Backed Securities (continued)
$6,884,652	Structured Asset Investment Loan Trust Series 2003-BC3 Class M1 ±	1.68%	04/25/2033	$5,725,152
129,313	Terwin Mortgage Trust Series 2004-21HE Class 1A1 ±	1.21	12/25/2034	117,672
8,000,000	Toyota Auto Receivable Owner Trust Series 2010-C Class A2	0.51	12/17/2012	7,983,379
6,500,000	Toyota Auto Receivables Owner Trust	0.74	08/15/2012	6,505,018
4,940,545	USAA Auto Owner Trust Series 2010-1 Class A2	0.63	06/15/2012	4,941,281
4,500,000	Volkswagen Auto Lease Trust Series 2010-A	0.77	01/22/2013	4,492,462
7,200,000	William Street Funding Corporation Series 2006-3 Class A±(a)	0.51	06/23/2012	6,768,000

Total Asset Backed Securities (Cost $183,367,838)				167,816,356

Collateralized Mortgage Obligations: 5.21%
121,931	Bank of America Alternative Loan Trust Series 2004-9 Class 3A2	5.50	10/25/2034	121,866
9,798	Bank of America Mortgage Securities Series 2002-K Class 3A1 ±	2.88	10/20/2032	9,852
201,544	Citicorp Mortgage Securities Incorporated Series 1992-7 Class A	2.36	03/25/2022	194,695
224,083	Collateralized Mortgage Obligation Trust Series 66 Class Z	8.00	09/20/2021	252,864
3,500,000	Commercial Mortgage Pass-Through Certificates Series 2004-LB4A Class A4	4.58	10/15/2037	3,563,440
734,721	Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 1A1 ±	2.30	06/19/2031	694,279
435,139	Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±	2.16	06/19/2031	412,044
328,493	Countrywide Home Loans Mortgage Pass-Through Trust Series 2004-20 Class 3A1 ±	2.42	09/25/2034	192,579
6,123,227	CS First Boston Mortgage Securities Corporation Series 2002-CKP1 Class A3	6.44	12/15/2035	6,387,284
288,523	DLJ Mortgage Acceptance Corporation Series 1990-2 Class A	3.12	01/25/2022	286,751
78,158	DLJ Mortgage Acceptance Corporation Series 1991-3 Class A1	2.15	02/20/2021	76,471
146,260	FNMA Series 1988-4 Class Z	9.25	03/25/2018	167,674
152,575	FNMA Series 1988-5 Class Z	9.20	03/25/2018	159,435
84,809	FNMA Series 1988-9 Class Z	9.45	04/25/2018	98,353
414,874	FNMA Series 1989-30 Class Z	9.50	06/25/2019	477,200
72,320	FNMA Series 1989-49 Class E	9.30	08/25/2019	82,137
78,486	FNMA Series 1990-111 Class Z	8.75	09/25/2020	86,988
216,985	FNMA Series 1990-119 Class J	9.00	10/25/2020	262,654
113,536	FNMA Series 1990-124 Class Z	9.00	10/25/2020	133,368
394,679	FNMA Series 1990-21 Class Z	9.00	03/25/2020	460,400
231,650	FNMA Series 1990-27 Class Z	9.00	03/25/2020	270,959
136,035	FNMA Series 1990-30 Class D	9.75	03/25/2020	161,369
105,335	FNMA Series 1990-77 Class D	9.00	06/25/2020	120,625
504,274	FNMA Series 1991-132 Class Z	8.00	10/25/2021	610,408
174,409	FNMA Series 1992-71 Class X	8.25	05/25/2022	211,116
4,492,557	FNMA Series 2007-24 Class AG	5.75	06/25/2035	4,564,265
1,535,594	FNMA Series 2009-63 Class LC	4.00	04/25/2035	1,574,345
1,012,545	FNMA Series G-22 Class ZT	8.00	12/25/2016	1,225,654
2,102,780	FNMA Whole Loan Series 2002-W4 Class A6 ±	4.47	05/25/2042	2,229,604
277,732	GE Capital Commercial Mortgage Corporation Series 2000-1 Class A2	6.50	01/15/2033	277,568
1,500,225	GNMA Series 2007-69 Class TA	5.22	06/16/2031	1,524,555
138,037	GSMPS Mortgage Loan Trust Series 1998-1 Class A††	8.00	09/19/2027	141,441
3,415,076	GSMPS Mortgage Loan Trust Series 2004-4 Class 2A1 ±	4.33	06/25/2034	2,976,413
3,878,726	GSMPS Mortgage Loan Trust Series 2006-RP1 Class 1AF1 ±	0.60	01/25/2036	3,149,758
0	GSMPS Mortgage Loan Trust Series 2006-RP2 Class 1AF1 ±	0.66	04/25/2036	0
1,586,036	GSR Mortgage Loan Trust Series 2004-1 Class 2A2 ±	2.23	04/25/2032	1,336,451
96,812	Housing Securities Incorporated Series 1992-8 Class C	3.33	06/25/2024	99,058
233,296	Housing Securities Incorporated Series 1992-8 Class E	3.87	06/25/2024	229,754
60,117	JPMorgan Alternative Loan Trust Series 2006-A5 Class 1A2 ±	0.31	10/25/2036	60,021
310,410	JPMorgan Chase Commercial Mortgage Securities Corporation Series 2001-CIBC Class A3	6.26	03/15/2033	310,141
2,677,771	JPMorgan Mortgage Trust Series 2005-A3 Class 7CA1	2.91	06/25/2035	2,362,803
40,809	Master Mortgages Trust Series 2002-3 Class 4A1 ±	2.76	10/25/2032	40,962
69	Morgan Stanley Mortgage Trust Series 35 Class 2 ±	1.30	04/20/2021	18,337
38,326	Prudential Home Mortgage Securities Series 1988-1 Class A ±	2.60	04/25/2018	36,362
12,732	Resecuritization Mortgage Trust Series 1998-B Class A ±	0.50	04/26/2021	12,721
8,526,864	Residential Finance LP Series 2003-C Class B3 ±	1.65	09/10/2035	6,432,411
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     ULTRA SHORT-TERM INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligations (continued)
$5,052,957	Residential Finance LP Series 2003-C Class B4 ±	1.85%	09/10/2035	$3,232,730
805,598	Salomon Brothers Mortgage Securities VII Series 1990-2 Class A	2.12	11/25/2020	821,585
2,796,795	Structured Asset Mortgage Investments Incorporated Series 2001-4 Class A1	9.00	10/25/2024	2,684,761
375,176	Structured Asset Mortgage Investments Incorporated Series 2001-4 Class A2	9.78	10/25/2024	362,619
439,450	Structured Asset Securities Corporation Series 1998-2 Class A ±	0.77	02/25/2028	419,892
2,847,454	Structured Asset Securities Corporation Series 1998-RF1 Class A††	8.30	04/15/2027	2,883,739
3,685,151	Structured Asset Securities Corporation Series 1998-RF2 Class A††	8.06	07/15/2027	3,703,101
306,924	Wilshire Funding Corporation Series 1996-3 Class M2	3.66	08/25/2032	303,616
270,581	Wilshire Funding Corporation Series 1996-3 Class M3	3.66	08/25/2032	260,959
1,121,776	Wilshire Funding Corporation Series 1998-2 Class M1	2.00	12/28/2037	994,729

Total Collateralized Mortgage Obligations (Cost $65,499,943)				59,765,166

Corporate Bonds and Notes: 41.71%

Consumer Discretionary: 7.22%

Auto Components: 0.47%
5,000,000	Autozone Incorporated	5.88	10/15/2012	5,399,625

Diversified Consumer Services: 0.45%
5,000,000	Life Technologies Corporation	3.38	03/01/2013	5,132,280

Hotels, Restaurants & Leisure: 0.45%
5,000,000	Yum! Brands Incorporated	8.88	04/15/2011	5,146,520

Household Durables: 0.39%
4,250,000	Mohawk Industries Incorporated Series D	7.20	04/15/2012	4,473,125

Leisure Equipment & Products: 0.39%
4,400,000	Mattel Incorporated	6.13	06/15/2011	4,511,993

Media: 2.58%
460,000	CBS Corporation	6.63	05/15/2011	470,937
6,065,000	Comcast Cable Holdings LLC	9.80	02/01/2012	6,639,647
3,000,000	EchoStar DBS Corporation	6.38	10/01/2011	3,075,000
1,600,000	EchoStar DBS Corporation	7.00	10/01/2013	1,704,000
3,270,000	Historic TW Incorporated	9.13	01/15/2013	3,777,556
2,545,000	Reed Elsevier Capital Incorporated	6.75	08/01/2011	2,646,334
6,100,000	Time Warner Cable Incorporated	5.40	07/02/2012	6,496,787
4,763,000	Viacom Incorporated	5.75	04/30/2011	4,836,893

				29,647,154

Multiline Retail: 1.18%
5,630,000	Kohls Corporation	7.38	10/15/2011	5,946,248
4,250,000	Macy’s Incorporated	5.35	03/15/2012	4,388,125
3,019,000	Target Corporation	5.88	03/01/2012	3,193,758

				13,528,131

Office Electronics: 0.45%
5,000,000	Xerox Corporation	6.88	08/15/2011	5,200,290

Paper & Forest Products: 0.59%
6,470,000	International Paper Company	6.75	09/01/2011	6,734,571

Specialty Retail: 0.27%
3,000,000	Staples Incorporated	7.75	04/01/2011	3,066,531

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     ULTRA SHORT-TERM INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Consumer Staples: 5.03%

Beverages: 1.72%
$2,495,000	Anheuser Busch InBev Worldwide Incorporated	3.00%	10/15/2012	$2,583,972
3,000,000	Anheuser Busch InBev Worldwide Incorporated ±	1.02	03/26/2013	3,021,321
6,000,000	Dr Pepper Snapple Group Incorporated	1.70	12/21/2011	6,027,366
2,750,000	Grand Metro Investment Corporation	9.00	08/15/2011	2,909,690
5,000,000	SABMiller plc††	6.20	07/01/2011	5,151,440

				19,693,789

Food & Staples Retailing: 2.24%
2,900,755	CVS Caremark Corporation††	7.77	01/10/2012	3,096,556
4,000,000	HJ Heinz Company††	15.59	12/01/2020	4,574,320
5,832,000	Kraft Foods Incorporated	5.63	11/01/2011	6,082,391
6,825,000	Safeway Incorporated	6.50	03/01/2011	6,915,691
5,000,000	Wrigley WM Jr Company††	2.45	06/28/2012	5,041,725

				25,710,683

Tobacco: 1.07%
6,350,000	Reynolds Amern Incorporated ±	0.99	06/15/2011	6,361,144
5,500,000	UST Incorporated	6.63	07/15/2012	5,921,317

				12,282,461

Energy: 4.44%

Oil, Gas & Consumable Fuels: 4.44%
3,870,000	BP Capital Markets plc	1.55	08/11/2011	3,888,003
5,000,000	CenterPoint Energy Resources Corporation	7.75	02/15/2011	5,070,125
4,000,000	Chesapeake Energy Corporation	7.63	07/15/2013	4,330,000
3,000,000	Consol Energy Incorporated	7.88	03/01/2012	3,180,000
4,362,000	Devon Financing Corporation	6.88	09/30/2011	4,578,307
2,750,000	DTE Energy Company	7.05	06/01/2011	2,834,491
3,000,000	El Paso Corporation	7.00	05/15/2011	3,063,732
1,000,000	El Paso Corporation	7.38	12/15/2012	1,066,047
2,000,000	Energy Transfer Partners LP	5.65	08/01/2012	2,115,450
3,000,000	Enterprise Products Partners Operating LP	7.50	02/01/2011	3,030,888
4,039,000	Kinder Morgan Energy Partners	6.75	03/15/2011	4,104,537
3,130,000	Plains All American Pipeline LP PAA Finance Corporation	7.75	10/15/2012	3,453,460
3,775,000	Valero Energy Corporation«	6.88	04/15/2012	4,037,680
2,020,000	Weatherford International Incorporated	5.95	06/15/2012	2,129,551
3,640,000	XTO Energy Incorporated	6.25	04/15/2013	4,089,929

				50,972,200

Financials: 11.52%

Commercial Banks: 1.14%
665,000	BB&T Corporation	3.85	07/27/2012	693,697
1,925,000	Hudson United Bank Mahwah NJ Series BKNT	7.00	05/15/2012	2,081,845
3,000,000	Key Bank NA	5.50	09/17/2012	3,177,642
2,000,000	PNC Funding Corporation ±	0.43	01/31/2012	2,000,132
2,100,000	PNC Funding Corporation ±	0.49	04/01/2012	2,106,663
3,000,000	State Street Bank & Trust Company ±	0.49	09/15/2011	3,004,512

				13,064,491

Consumer Finance: 0.62%
5,000,000	Capital One Financial Company Series MTN	5.70	09/15/2011	5,177,615
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     ULTRA SHORT-TERM INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Consumer Finance (continued)
$2,000,000	SLM Corporation ±	0.52%	10/25/2011	$1,962,362

				7,139,977

Diversified Financial Services: 5.29%
5,000,000	Abbey National Treasury Services plc ±	0.50	08/16/2011	4,988,171
1,500,000	American Express Travel ±	0.45	06/01/2011	1,490,942
4,000,000	American Honda Financial Corporation††	2.38	03/18/2013	4,083,600
2,700,000	Bank of New York Mellon Corporation ±	0.45	06/29/2012	2,709,310
5,000,000	Citigroup Incorporated	6.00	02/21/2012	5,252,500
5,000,000	Countrywide Home Loans Incorporated	4.00	03/22/2011	5,051,345
1,203,000	General Electric Capital Corporation	5.20	02/01/2011	1,212,537
8,500,000	General Electric Capital Corporation ±	0.41	06/12/2012	8,362,088
5,000,000	Goldman Sachs Group Incorporated	6.60	01/15/2012	5,298,370
5,000,000	HSBC Finance Corporation	5.70	06/01/2011	5,117,105
3,821,000	Jefferies Group Incorporated	7.75	03/15/2012	4,107,823
5,000,000	JPMorgan Chase & Company ±	0.94	02/26/2013	5,014,615
1,500,000	Mass Mutual Global Funding II††	3.63	07/16/2012	1,558,736
6,000,000	Morgan Stanley	3.25	12/01/2011	6,166,614
300,000	San Manuel Entertainment Authority Series 04-B ±	1.95	12/01/2010	299,994

				60,713,750

Insurance: 2.29%
5,000,000	Berkshire Hathaway Incorporated ±	0.72	02/11/2013	5,027,870
3,715,000	Genworth Life Institutional Funding Trust††	5.88	05/03/2013	3,911,932
4,000,000	Hartford Financial Services Group Incorporated	5.25	10/15/2011	4,128,644
5,000,000	Metropolitan Life Global Funding I ±	0.69	07/13/2011	5,006,460
3,000,000	Prudential Financial Incorporated Series MTN	5.10	12/14/2011	3,108,747
5,000,000	UnumProvident Corporation	7.63	03/01/2011	5,071,955

				26,255,608

Real Estate Investment Trusts (REIT): 2.18%
1,000,000	HCP Incorporated	5.63	02/28/2013	1,064,667
3,137,000	Healthcare Realty Trust Incorporated	8.13	05/01/2011	3,226,966
5,000,000	HPC Incorporated	5.95	09/15/2011	5,179,315
4,501,000	HRPT Properties Trust ±	0.89	03/16/2011	4,495,090
5,602,000	Nationwide Health Properties Incorporated	6.50	07/15/2011	5,780,132
5,000,000	Ventas Realty Limited Partnership	9.00	05/01/2012	5,309,535

				25,055,705

Health Care: 2.70%

Health Care Equipment & Supplies: 0.61%
4,000,000	Boston Scientific Corporation	4.25	01/12/2011	4,011,140
3,000,000	Fresenius Medical Care Capital Trust IV	7.88	06/15/2011	3,060,000

				7,071,140

Health Care Providers & Services: 1.81%
2,300,000	Aetna Incorporated	5.75	06/15/2011	2,360,173
4,000,000	Cigna Corporation	6.38	10/15/2011	4,188,996
4,000,000	Coventry Health Care Incorporated	5.88	01/15/2012	4,150,676
4,000,000	UnitedHealth Group Incorporated ±	1.59	02/07/2011	4,009,704
6,000,000	WellPoint Incorporated	5.00	01/15/2011	6,029,664

				20,739,213

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

6

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     ULTRA SHORT-TERM INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Pharmaceuticals: 0.28%
$3,000,000	Mckesson Corporation	7.75%	02/01/2012	$3,223,563

Industrials: 2.74%

Aerospace & Defense: 0.36%
4,000,000	BAE Systems Holdings Incorporated††	6.40	12/15/2011	4,178,012

Building Products: 0.32%
3,500,000	Black & Decker Corporation	7.13	06/01/2011	3,606,876

Commercial Services & Supplies: 1.00%
6,972,000	Allied Waste North America Incorporated Series B	5.75	02/15/2011	7,031,994
4,300,000	CRH America Incorporated	5.63	09/30/2011	4,450,246

				11,482,240

Electrical Equipment: 0.41%
4,500,000	Agilent Technologies Incorporated	4.45	09/14/2012	4,718,624

Transportation Infrastructure: 0.65%
4,180,000	CSX Corporation	6.75	03/15/2011	4,249,288
3,091,000	Ryder System Incorporated	5.95	05/02/2011	3,152,693

				7,401,981

Information Technology: 0.37%

Computers & Peripherals: 0.02%
265,000	Hewlett-Packard Company	2.95	08/15/2012	274,820

Semiconductors & Semiconductor Equipment: 0.35%
4,000,000	Broadcom Corporation††	1.50	11/01/2013	3,998,660

Materials: 1.27%

Chemicals: 0.43%
1,720,000	Dow Chemical Company	6.13	02/01/2011	1,733,492
3,095,000	Mosaic Company Senior Notes††	7.38	12/01/2014	3,205,182

				4,938,674

Metals & Mining: 0.84%
3,270,000	Teck Cominco Incorporated	7.00	09/15/2012	3,466,484
1,000,000	United States Steel Corporation	5.65	06/01/2013	1,042,500
5,000,000	Xstrada Canada Corporation	8.38	02/15/2011	5,075,520

				9,584,504

Telecommunication Services: 2.39%

Diversified Telecommunication Services: 1.40%
3,000,000	Qwest Corporation	7.88	09/01/2011	3,142,500
3,000,000	Qwest Corporation ±	3.54	06/15/2013	3,135,000
2,500,000	Sprint Capital Corporation	7.63	01/30/2011	2,512,500
2,000,000	Sprint Capital Corporation	8.38	03/15/2012	2,105,000
5,000,000	Verizon New England Incorporated	6.50	09/15/2011	5,217,540

				16,112,540

Wireless Telecommunication Services: 0.99%
665,000	Cellco Partnership	3.75	05/20/2011	674,776
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

7

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     ULTRA SHORT-TERM INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Wireless Telecommunication Services (continued)
$4,000,000	Cingular Wireless Services	8.13%	05/01/2012	$4,397,636
4,000,000	Motorola Incorporated	8.00	11/01/2011	4,239,572
2,000,000	New Cingular Wireless Service	7.88	03/01/2011	2,036,516

				11,348,500

Utilities: 4.03%

Electric Utilities: 3.49%
3,000,000	Allegheny Energy Supply††	8.25	04/15/2012	3,238,203
4,000,000	Aquila Incorporated	7.95	02/01/2011	4,044,936
3,000,000	Carolina Power & Light Company	6.50	07/15/2012	3,260,811
5,000,000	Columbus Southern Power ±	0.69	03/16/2012	5,010,165
4,250,000	Dominion Resources Incorporated	4.75	12/15/2010	4,254,412
4,255,000	Nevada Power Company Series A	8.25	06/01/2011	4,409,550
4,348,000	Pacific Gas & Electric Corporation	4.20	03/01/2011	4,386,775
3,300,000	Scana Corporation	6.88	05/15/2011	3,390,245
5,000,000	Virginia Electric & Power Company	4.50	12/15/2010	5,004,775
2,990,000	Wisconsin Electric Power Company	6.50	04/01/2011	3,049,047

				40,048,919

Gas Utilities: 0.54%
6,179,000	Peoples Energy Corporation	6.90	01/15/2011	6,223,446

Total Corporate Bonds and Notes (Cost $475,008,418)				478,680,596

Yankee Corporate Bonds and Notes: 9.03%

Consumer Discretionary: 0.39%

Multiline Retail: 0.39%
4,000,000	Wesfarmers Limited††	7.00	04/10/2013	4,456,804

Consumer Staples: 0.48%

Food & Staples Retailing: 0.48%
5,225,000	Woolworths Limited††	5.25	11/15/2011	5,454,691

Energy: 0.50%

Oil, Gas & Consumable Fuels: 0.50%
3,000,000	Husky Energy Incorporated	6.25	06/15/2012	3,228,960
2,315,000	Western Oil Sands Incorporated	8.38	05/01/2012	2,535,312

				5,764,272

Financials: 4.25%

Commercial Banks: 3.97%
3,500,000	ANZ National (International) Limited††	2.38	12/21/2012	3,563,217
6,000,000	Australia & New Zealand Banking Group Limited ±	0.57	06/18/2012	6,009,198
4,000,000	Banco Santander Chile††	2.88	11/13/2012	4,004,020
5,000,000	Bank of Tokyo Mitsubishi UFJ Limited††	2.60	01/22/2013	5,137,205
3,000,000	Barclays Bank plc	2.50	01/23/2013	3,053,232
4,500,000	Commonwealth Bank of Australia ±	0.84	03/19/2013	4,510,157
7,000,000	European Investment Bank	2.63	11/15/2011	7,147,392
4,000,000	Royal Bank Scotland plc††	1.45	10/20/2011	4,029,384
3,000,000	Westpac Banking Corporation	2.25	11/19/2012	3,074,943
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

8

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     ULTRA SHORT-TERM INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Commercial Banks (continued)
$5,000,000	Westpac Banking Corporation ±	0.48%	12/14/2012	$5,001,955

				45,530,703

Diversified Financial Services: 0.28%
3,233,000	Hutchison Whampoa International††	7.00	02/16/2011	3,268,938

Industrials: 0.82%

Building Products: 0.82%
5,130,000	Lafarge SA	6.15	07/15/2011	5,305,143
3,830,000	Tyco Electronics Group SA	6.00	10/01/2012	4,106,280

				9,411,423

Materials: 0.38%

Metals & Mining: 0.38%
4,290,000	Rio Tinto Alcan Incorporated	6.45	03/15/2011	4,361,102

Telecommunication Services: 2.21%

Diversified Telecommunication Services: 1.77%
7,000,000	British Telecommunications plc	9.38	12/15/2010	7,018,214
5,000,000	Deutsche Telekom International Finance	5.38	03/23/2011	5,071,770
2,000,000	Telecom Italia Capital ±	0.77	02/01/2011	1,998,112
3,000,000	Telecom Italia Capital	6.20	07/18/2011	3,088,068
3,145,000	Telefonica Emisiones SAU	2.58	04/26/2013	3,157,998

				20,334,162

Wireless Telecommunication Services: 0.44%
5,000,000	Vodafone Group plc ±	0.63	06/15/2011	5,003,990

Total Yankee Corporate Bonds and Notes (Cost $102,657,977)				103,586,085

Yankee Government Bonds: 1.06%
8,000,000	Kommunalbanken AS	3.25	06/15/2011	8,112,064
4,000,000	Province of Ontario Canada	3.38	05/20/2011	4,055,804

Total Yankee Government Bonds (Cost $12,145,056)				12,167,868

Municipal Bonds and Notes: 5.73%

Alabama: 0.44%
5,000,000	Oakland County AL College (Education Revenue)	6.25	12/07/2010	5,000,000

California: 0.75%
5,580,000	Fresno County CA (Miscellaneous Revenue, NATL-RE FGIC Insured)	6.27	08/15/2011	5,732,892
2,900,000	San Francisco CA International Airport Series E (Airport Revenue)	1.87	05/01/2012	2,918,386

				8,651,278

Florida: 0.35%
3,948,750	Educational Funding of the South Incorporated (Education Revenue, GTD Student Loan Insured)±	0.55	09/02/2013	3,950,843

Georgia: 0.10%
1,175,000	Georgia Municipal Gas Authority Taxable Gas Portfolio III Series F (Utilities Revenue)	3.07	08/01/2011	1,185,563

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

9

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     ULTRA SHORT-TERM INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Kentucky: 0.21%
$2,420,000	Kentucky Economic Development Finance Autority Solid Waste Disposal (Resourse Recovery Revenue)±	2.50%	04/01/2031	$2,420,121

Louisiana: 0.46%
5,250,000	State of Louisiana (Utilities Revenue)±	2.75	05/01/2043	5,302,868

Michigan: 0.35%
4,000,000	Wayne County MI GO Series B-1 (GO-Local)±	2.75	09/15/2012	3,999,400

New York: 1.08%
1,785,000	Babylon NY Industrial Development Agency Taxable Covanta Babylon Series B (IDR)	4.67	01/01/2012	1,831,446
3,500,000	New York Energy R&D Authority ±	1.45	06/01/2036	3,489,395
4,065,000	New York NY Series F (Tax Revenue)±	0.86	01/15/2012	4,054,675
2,995,000	Onondaga County NY (Lease Revenue)	3.50	04/01/2013	2,997,186

				12,372,702

Oklahoma: 0.20%
500,000	Oklahoma County OK Finance Authority (Lease Revenue)	1.93	11/01/2011	501,705
1,725,000	Oklahoma County OK Finance Authority (Lease Revenue)	2.33	11/01/2012	1,742,233

				2,243,938

Oregon: 0.38%
4,500,000	Oregon School Board Association (Miscellanous Revenue, NATL- RE FGIC Insured)¤	0.00	06/30/2012	4,380,660

Pennsylvania: 1.06%
7,200,000	Harrisburg PA Authority Resource Recovery Facility Taxable Capital Appreciation Limited Obligation Series D (Resource Recovery Revenue)^	6.09	12/15/2010	7,182,288
5,000,000	Pennsylvania Economic Development Financing Authority (Resource Recovery Revenue)±	1.15	04/01/2019	4,999,700

				12,181,988

Wisconsin: 0.35%
4,000,000	Marshfield WI (Utilities Revenue)	2.00	12/01/2011	4,047,560

Total Municipal Bonds and Notes (Cost $65,484,376)				65,736,921

US Treasury Securities: 6.90%

US Treasury Notes: 6.90%
24,900,000	US Treasury Note	0.88	02/28/2011	24,941,832
16,760,000	US Treasury Note	0.88	03/31/2011	16,796,671
18,700,000	US Treasury Note	0.88	04/30/2011	18,750,397
18,700,000	US Treasury Note«	0.88	05/31/2011	18,760,625

Total US Treasury Securities (Cost $79,227,037)				79,249,525

Term Loans: 0.61%
2,808,349	Georgia Pacific Corporation	2.29	12/21/2012	2,801,076
4,272,866	SUPERVALU Incorporated	1.54	06/01/2012	4,197,493

Total Term Loans (Cost $6,921,810)				6,998,569

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

10

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
     ULTRA SHORT-TERM INCOME FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Short-Term Investments: 7.05%

Corporate Bonds & Notes: 0.04%
232,104	Gryphon Funding Limited(v)(i)(a)	0.00%	08/05/2011	$96,927
702,091	VFNC Corporation(v)±(i)(a)††	0.25	09/29/2011	400,192

				497,119

Shares		Yield
Investment Companies: 6.96%
$77,623,010	Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.14		77,623,010
2,199,421	Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)	0.26		2,199,421

				79,822,431

Principal			Interest Rate	Maturity Date
US Treasury Bills: 0.05%
$600,000	US Treasury Bill^#		0.15	12/23/2010	599,943

Total Short-Term Investments (Cost $80,746,328)					80,919,493

Total Investments in Securities (Cost $1,148,405,048)*		99.01%			$1,136,301,358

Other Assets and Liabilities, Net		0.99			11,381,670

Total Net Assets		100.00%			$1,147,683,028

¤	Security issued in zero coupon form with no periodic interest payments.

(v)	Security represents investment of cash collateral received from securities on loan.

±	Variable rate investments.

(i)	Illiquid security for which the designation as illiquid is unaudited.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate.

^^	This security is currently in default with regards to scheduled interest and/or principal payments.

^	Zero coupon security. Rate represents yield to maturity.

#	Security pledged as collateral for futures transactions.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $1,148,405,127 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$10,927,771
Gross unrealized depreciation	(23,031,540)

Net unrealized appreciation (depreciation)	$(12,103,769)
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

11

WELLS FARGO ADVANTAGE INCOME FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS NOVEMBER 30, 2010 (UNAUDITED)
The Funds’ portfolio of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Funds’ shareholders. For more information regarding the Funds and their holdings, please see the Funds’ most recent prospectus and annual report.
Security valuation
Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Funds’ Fair Value Procedures.
Debt securities of sufficient credit quality with original maturities of 60 days or less and any collateral received from securities lending invested in securities generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Funds’ Fair Valuation Procedures.
Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.
Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.
Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.
The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.
Foreign currency translation
The accounting records of the Funds are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.
The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.
Security loans
The Funds may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. A Fund continues to receive interest or dividends on the securities loaned. A Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, a Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.
The Funds lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with their securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.
When-issued transactions
Each Fund may purchase securities on a forward commitment or ‘when-issued’ basis. A Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Term loans
Each Fund may invest in term loans. The loans are marked-to-market daily and the Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.
Futures contracts
Certain Funds may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Funds may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Short sales
A Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.
The Fund records the proceeds as a liability which is marked-to-market daily based upon quotations from an independent pricing service or from brokers which use prices provided by market makers and any change in value is recorded as an unrealized gain or loss. Any interest or dividends accrued on such borrowed securities during the period of the loan are recorded as an expense on the Statements of Operations. To borrow the security, the Fund may be required to pay a premium, which would decrease the proceeds of the security sold. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the closing of a short sale if the market price at the closing is less than or greater than, respectively, the proceeds originally received. Until the short sale is closed or the borrowed security is replaced, the Fund maintains a segregated account of cash or liquid securities, the dollar value of which is at least equal to the market value of the security at the time of the short sale.
TBA sale commitments
A Fund may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
Mortgage dollar roll transactions
The Funds may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Fund foregoes principal and interest paid on the securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Funds account for the dollar roll transactions as purchases and sales.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2010, the inputs used in valuing the Funds’ assets, which are carried at fair value, were as follows:

		Significant
		Other	Significant
		Observable	Unobservable
	Quoted Price	Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Adjustable Rate Government Fund
Agency securities	$0	$1,132,665,194	$0	$1,132,665,194

Short-term investments
Investment companies	$27,671,522	0	0	27,671,522

Total	$27,671,522	$1,132,665,194	$0	$1,160,336,716

Government Securities Fund
Agency securities	$0	$1,654,432,772	$724,996	$1,655,157,768
Asset-backed securitites	0	19,345,661	0	19,345,661
Collateralized mortgage obligations	0	126,370,936	0	126,370,936
Corporate bonds and notes	0	24,429,489	0	24,429,489
Municipal bonds and notes	0	8,819,738	0	8,819,738
U.S. Treasury securities	459,391,589	0	0	459,391,589
Yankee corporate bonds and notes	0	31,772,717	0	31,772,717
Yankee government bonds	0	12,540,592	0	12,540,592
Short-term investments
Corporate bonds and notes	0	0	12,780,796	12,780,796
Investment companies	569,703,149	51,521,231	0	621,224,380
U.S. Treasury obligations	0	2,149,802	0	2,149,802

Total	$1,029,094,738	$1,931,382,938	$13,505,792	$2,973,983,468

High Income Fund

Corporate bonds and notes	$0	$621,056,170	$10,294	$621,066,464
Yankee corporate bonds and notes	0	27,732,763	0	27,732,763
Municipal bonds and notes	0	3,496,875	3,212,500	6,709,375
Term loans	0	10,325,598	0	10,325,598
Short-term investments
Corporate bonds and notes	0	0	1,515,116	1,515,116
Investment companies	18,940,337	3,034,236	0	21,974,573

Total	$18,940,337	$665,645,642	$4,737,910	$689,323,889

High Yield Bond Fund
Collateralized mortgage obligations	$0	$11,261,766	$0	$11,261,766
Corporate bonds and notes	0	356,744,461	1,822,739	358,567,200
Term loans	0	76,554,234	0	76,554,234
Yankee corporate bonds and notes	0	16,550,984	216	16,551,200
Investment companies	6,892,937	0	0	6,892,937
Short-term investments
Investment companies	3,643,719	0	0	3,643,719

Total	$10,536,656	$461,111,445	$1,822,955	$473,471,056

		Significant
		Other	Significant
		Observable	Unobservable
	Quoted Price	Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Income Plus Fund
Equity securities
Preferred stocks	$0	$51,400	$0	$51,400
Agency securities	0	212,202,603	0	212,202,603
Asset-backed securities	0	10,271,819	0	10,271,819
Collateralized mortgage obligations	0	56,603,766	0	56,603,766
Corporate bonds and notes	0	153,518,106	0	$153,518,106
Yankee corporate bonds and notes	0	55,735,258	0	$55,735,258
Yankee government bonds and notes	0	1,655,020	0	1,655,020
Municipal bonds	0	1,176,055	0	1,176,055
U.S. Treasury securities	121,139,560	0	0	121,139,560
Short-term investments
Corporate bonds and notes	0	0	3,002,798	3,002,798
Investment companies	110,016,078	53,188	0	110,069,266
US Treasury obligations	0	499,953	0	499,953

Total	231,155,638	491,767,168	3,002,798	725,925,604

Short Duration Government Bond Fund
Agency securities	$0	$523,153,997	$7,307,448	$530,461,445
Asset-backed securities	0	135,734,580	0	135,734,580
Collateralized mortgage obligations	0	192,427,927	0	192,427,927
U.S. Treasury securities	411,582,470	0	0	411,582,470
Short-term investments
Corporate bonds and notes	0	0	1,416,809	1,416,809
Investment companies	28,444,240	130,916,718	0	159,360,958
US Treasury obligations	0	13,042,808	0	13,042,808

Total	$440,026,710	$995,276,030	$8,724,257	$1,444,026,997

Short Term Bond Fund
Agency securities	$0	$71,204,288	$8,972	$71,213,260
Asset-backed securities	0	81,711,206	2,832,675	84,543,881
Commercial mortgage obligations	0	25,003,386	118,262	25,121,648
Corporate bonds and notes	0	273,617,381	1,867,223	275,484,604
Municipal bonds and notes	0	44,062,468	0	44,062,468
Term loans	0	1,750,672	0	1,750,672
Yankee corporate bonds and notes	0	68,892,355	0	68,892,355
U.S. Treasury securities	29,984,089	0	0	29,984,089
Short-term investments
Corporate bonds and notes		0	898,539	898,539
Investment companies	13,091,408	382,456	0	13,473,864
US Treasury obligations	0	199,981	0	199,981

Total	$43,075,497	$566,824,193	$5,725,671	$615,625,361

Short-Term High Yield Bond Fund
Collateralized mortgage obligations	$0	$146,655	$0	$146,655
Corporate bonds and notes	0	308,378,949	2,167,589	310,546,538
Municipal bonds and notes	0	5,578,967	0	5,578,967

		Significant
		Other	Significant
		Observable	Unobservable
	Quoted Price	Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Term loans	0	127,242,455	0	127,242,455
Yankee bonds	0	28,554,488	0	28,554,488
Short-term investments
Corporate bonds and notes	0	0	195,286	195,286
Investment companies	38,042,317	37,114	0	38,079,431

Total	$38,042,317	$469,938,628	$2,362,875	$510,343,820

Ultra Short Term Income Fund
Agency securities	$0	$81,380,779		$81,380,779
Asset-backed securities	0	160,464,803	7,351,553	167,816,356
Collateralized mortgage obligations	0	59,765,166	0	59,765,166
Corporate bonds and notes	0	475,601,063	3,079,533	478,680,596
Municipal bonds and notes	0	65,736,921	0	65,736,921
Term loans	0	6,998,569	0	6,998,569
Yankee Corporate bonds and notes	0	103,586,085	0	103,586,085
Yankee Government Bond	0	12,167,868	0	12,167,868
U.S. Treasury securities	79,249,525	0	0	79,249,525
Short-term investments
Corporate bonds and notes	0	0	497,119	497,119
Investment companies	77,623,010	2,199,421	0	79,822,431
US Treasury obligations	0	599,943	0	599,943

Total	$156,872,535	$968,500,618	$10,928,205	$1,136,301,358

As of November 30, 2010, the inputs used in valuing the Funds’ other financial instruments, which are carried at fair value, were as follows:

		Significant Other	Significant
	Quoted	Observable	Unobservable
Short Duration Government Bond	Prices	Inputs	Inputs
Fund	(Level 1)	(Level 2)	(Level 3)	Total

Investments in securities sold short	$0	$(29,235,924)	$0	$(29,235,924)

		Significant Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Futures contracts	(Level 1)	(Level 2)	(Level 3)	Total

Government Securities Fund	$0	$52,262	$0	$52,262
Income Plus Fund	$0	$43,818	$0	$43,818
Short Term Bond Fund	0	(39,259)	0	(39,259)
Ultra Short Term Income Fund	0	(39,89,864)	0	(39,89,864)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

		Yankee
Adjustable Rate Government Fund	Agency securities	government bonds	Total

Balance as of August 31, 2010	$10,023,440	$3,859,375	$13,882,815

Realized gain (loss)	0	(25,391)	(25,391)
Change in unrealized appreciation (depreciation)	(2)	203,125	203,123

Amortization	0	0	0

Purchases	0	0	0

Sales	(10,023,438)	(4,037,109)	(14,060,547)

Transfers into Level 3	0	0	0

Transfers out of Level 3	0	0	0

Balance as of November 30, 2010	$0	$0	$0

Change in unrealized gains or losses included in earnings relating to securities still held at November 30, 2010.	$0	$0	$0

	Corporate bonds
Government Securities Fund	and notes	Agency Securities	Total

Balance as of August 31, 2010	$13,396,749	$887,170	$14,283,919

Realized gains (losses)	0	(347,985)	(347,985)

Change in unrealized gains (losses)	914,646	334,940	1,249,586

Purchases	0	0	0

Sales	(1,530,599)	(149,129)	(1,679,728)
Transfers into Level 3	0	0	0

Transfers out of Level 3	0	0	0

Balance as of November 30, 2010	$12,780,796	$724,996	$13,505,792

Change in unrealized gains or losses included in earnings relating to securities still held at November 30, 2010.	$211,017	$(8,082)	$202,935

	Corporate bonds and	Municipal bonds and
High Income Fund	notes	notes	Total

Balance as of August 31, 2010	$1,583,428	$3,370,000	$4,953,428
Realized gain (loss)	0	295,042	295,042
Change in unrealized appreciation (depreciation)	73,949	530,120	604,069
Amortization	0	17,338	17,338
Purchases	0	0	0
Sales	(131,967)	(1,000,000)	(1,131,967)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0

Balance as of November 30, 2010	$1,525,410	$3,212,500	$4,737,910

Change in unrealized gains or losses included in earnings relating to securities still held at November 30, 2010.	$9,801	$633,212	$643,013

	Corporate bonds and	Yankee corporate
High Yield Bond Fund	notes	bonds and notes	Total
Balance as of August 31, 2010	$0	$0	$0
Realized gains (losses)	0	0	0
Change in unrealized gains (losses)	0	0	0
Purchases	0	0	0
Sales	0	0	0
Amortization	0	0	0
Transfer into Level 3	1,822,739	216	1,822,955
Transfer out of Level 3	0	0	0

Balance as of November 30, 2010	$1,822,739	$216	$1,822,955

Change in unrealized gains or losses included in earnings relating to securities still held at November 30, 2010.	$0	$0	$0

Income Plus Fund	Corporate bonds and notes

Balance as of August 31, 2010	$3,147,514
Realized gains (losses)	0
Change in unrealized gains (losses)	214,892
Purchases	0
Sales	(359,608)
Amortization	0
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of November 30, 2010	$3,002,798

Change in unrealized gains or losses included in earnings relating to securities still held at November 30, 2010.	$49,578

	Corporate bonds
Short Duration Government Bond Fund	and notes	Agency Securities	Total
Balance as of August 31, 2010	$1,485,090	$10,185,950	$11,671,040

Realized gains (losses)	0	0	0
Change in unrealized gains (losses)	101,393	(59,409)	41,984

Purchases	0	0	0
Sales	(169,674)	(2,819,093)	(2,988,767)

Transfers into Level 3	0	0	0

Transfers out of Level 3	0	0	0

Balance as of November 30, 2010	$1,416,809	$7,307,448	$8,724,257

Change in unrealized gains or losses included in earnings relating to securities still held at November 30, 2010.	$23,392	$23,700	$47,092

	Corporate bonds
	and		Collateralized Mortgage	Asset Backed
Short-Term Bond Fund	notes	Agency Securities	Obligations	Securities	Total

Balance as of August 31, 2010	$2,859,880	$4,273	$124,395	$2,858,111	$5,846,659

Realized gains (losses)	(1,024)	(181,377)	0	(125,202)	(307,603)

Change in unrealized gains (losses)	70,253	186,076	(3,700)	31,551	284,180

Amortization	(6,737)	0	0	0	(6,737)
Purchases	0	0	0	68,215	68,215

Sales	(156,610)	0	(2,433)	0	(159,043)

Transfer into Level 3	0	0	0	0	0

Transfer out of Level 3	0	0	0	0	0

Balance as of November 30, 2010	$2,765,762	$8,972	$118,262	$2,832,675	$5,725,671

Change in unrealized gains or losses included in earnings relating to securities still held at November 30, 2010.	$16,413	$5,269	0	$(54,194)	$(32,512)

Short-Term	Corporate bonds
High Yield Bond	and
Fund	notes

Balance as of August 31, 2010	$2,426,185
Realized gains (losses)	(681)
Change in unrealized gains (losses)	14,287
Amortization	(3,274)
Purchases	0
Sales	(73,642)
Transfer into Level 3	0
Transfer out of Level 3	0

Balance as of November 30, 2010	$2,362,875

Change in unrealized gains or losses included in earnings relating to securities still held at November 30, 2010.	$5,876

	Corporate bonds		Collateralized
Ultra Short-Term	and	Asset Backed	Mortgage
Income Fund	notes	Securities	Obligations	Total

Balance as of August 31, 2010	$3,696,927	$7,361,148	$3,729	$11,061,804

Realized gains (losses)	(3,052)	(151,652)	0	(154,704)
Change in unrealized gains (losses)	35,576	5,627	(3,729)	37,474

Amortization	(15,000)	0	0	(15,000)

Purchases	0	136,430	0	136,430

Sales	(140,799)	0	0	(140,799)

Transfer into Level 3	0	0	0	0

Transfer out of Level 3	0	0	0	0

Balance as of November 30, 2010	$3,576,652	$7,351,553	$0	$10,925,205

Change in unrealized gains or losses included in earnings relating to securities still held at November 30, 2010.	$15,460	$(100,387)	$0	$(84,927)

INVESTMENT PORTFOLIO TRANSACTIONS
As of November 30, 2010, the High Yield Bond Fund and the Short-Term High Yield Bond Fund had unfunded loan commitments of $1,789,375and $10,355,000, respectively.
DERIVATIVE TRANSACTIONS
During the three months ended November 30, 2010, the Government Securities Fund, Income Plus Fund, Short-Term Bond Fund and Ultra Short-Term Income Fund entered into futures contracts for speculative purposes.
At November 30, 2010, the Funds had long/short futures contracts outstanding as follows:

						Net
				Initial	Value	Unrealized
	Expiration			Contract	at	Gains
	Date	Contracts	Type	Amount	November 30, 2010	(Losses)

Government Securities Fund	March 2011	500 Long	5-Year U.S. Treasury Notes	$59,688,450	$59,925,782	$237,332
Government Securities Fund	March 2011	209 Long	30-Year U.S. Treasury Bonds	26,564,624	26,601,781	37,157
Government Securities Fund	March 2011	63 Long	2-Year U.S. Treasury Notes	13,804,995	13,820,625	15,630
Government Securities Fund	March 2011	755 Long	10-Year U.S. Treasury Notes	93,940,435	93,702,578	(237,857)
Income Plus Fund	March 2011	182 Long	5-Year U.S. Treasury Notes	21,726,596	21,812,984	86,388
Income Plus Fund	March 2011	10 Short	2-Year U.S. Treasury Notes	2,193,106	2,193,750	(644)
Income Plus Fund	March 2011	134 Long	10-Year U.S. Treasury Notes	16,672,583	16,630,656	(41,927)
Short-Term Bond Fund	March 2011	150 Long	2-Year U.S. Treasury Notes	32,896,894	32,906,250	9,356
Short-Term Bond Fund	March 2011	63 Long	5-Year U.S. Treasury Notes	7,520,745	7,550,648	29,903
Ultra Short-Term Income Fund	March 2011	619 Short	2-Year U.S. Treasury Notes	135,753,261	135,793,125	(39,864)
The Funds had average contract amounts in futures contracts outstanding during the three months ended November 30, 2010 as follows:

	Short Contracts	Long Contracts

Government Securities Fund	$10,108,807	$169,220,713
Income Plus Fund	603,738	43,591,582
Short-Term Bond Fund	0	13,677,115
Ultra Short-Term Income Fund	151,511,506	0

WELLS FARGO ADVANTAGE NORTH CAROLINA TAX-FREE FUND	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)

Principal	Security Name	Interest Rate	Maturity Date	Value
Municipal Bonds and Notes: 98.04%

Massachusetts: 1.34%
$2,410,000	Massachusetts Educational Financing Authority Series A (Student Loan Revenue)	5.50%	01/01/2017	$2,704,357

Nevada: 2.97%
2,000,000	Clark County NV Series C (Transportation Revenue, AMBAC Insured)	5.38	07/01/2018	2,082,880
3,500,000	Clark County School District NV Series B (Education Revenue, NATL-RE FGIC Insured)	5.00	06/15/2018	3,909,430

				5,992,310

North Carolina: 78.51%
10,000,000	Austin NC University of North Carolina Chapel Hill Project Series 208-1085 (Education Revenue)±(x)	9.24	12/01/2036	10,607,000
4,235,000	Board of Governors of the University of North Carolina Series 1 (Education Revenue)	5.00	10/01/2034	4,338,038
5,000,000	Cape Fear Public Utility Authority NC (HCFR)	5.00	08/01/2035	5,144,000
1,885,000	Charlotte-Mecklenburg Hospital Authority NC (HCFR)	5.00	01/15/2027	1,949,750
2,000,000	Charlotte-Mecklenburg Hospital Authority NC (HCFR)	5.25	01/15/2034	2,039,620
3,650,000	Charlotte NC Certifications Partner Series E (Lease Revenue)	5.00	06/01/2023	3,906,267
6,480,000	City of Charlotte NC (Utilities Revenue)	5.00	07/01/2038	6,749,438
2,500,000	City of Charlotte NC Series A (Transportation Revenue)	5.50	07/01/2034	2,603,825
810,000	City of Charlotte NC Series B (Transportation Revenue)	5.50	07/01/2024	836,147
1,480,000	City of Charlotte NC Series B (Transportation Revenue)	5.00	07/01/2020	1,554,104
5,000,000	City of Raleigh NC Series A (Utilities Revenue)	5.00	03/01/2036	5,162,650
1,000,000	City of Winston Salem NC (Water Revenue)	4.00	06/01/2017	1,098,330
3,450,000	Columbus County NC Industrial Facilities & Pollution Control Financing Authority Series A (IDR)	5.85	12/01/2020	3,450,828
790,000	County of Cumberland NC Series B1 (Lease Revenue)	5.00	12/01/2019	909,543
1,075,000	County of Forsyth NC Public Facilities & Equipment Project (Lease Revenue)	5.00	10/01/2016	1,238,938
3,745,000	County of Forsyth NC Public Facilities & Equipment Project (Lease Revenue)	5.00	10/01/2017	4,263,533
2,750,000	County of Nash NC (Miscellaneous Revenue, Assured Guaranty Insured)	5.00	10/01/2030	2,825,103
1,800,000	County of New Hanover NC (HCFR, AGM Insured)	5.13	10/01/2031	1,835,118
5,000,000	County of New Hanover NC Series A-1 (HCFR, AGM Insured)±§	0.35	10/01/2023	5,000,000
5,000,000	Johnston Memorial Hospital Authority (HCFR, AGM and FHA Insured)	5.25	10/01/2036	5,084,850
3,000,000	Mecklenburg County NC Public Facilities Corporation (Miscellaneous Revenue)	5.00	03/01/2017	3,527,970
2,100,000	North Carolina Capital Facilities Finance Agency (Resource Recovery Revenue)±§	3.38	08/01/2014	2,084,544
5,000,000	North Carolina Capital Facilities Finance Agency Series A (Education Revenue)	5.00	10/01/2044	5,098,500
5,000,000	North Carolina Eastern Municipal Power Agency Series A (Utilities Revenue)	5.00	01/01/2021	5,784,500
3,750,000	North Carolina Eastern Municipal Power Agency Series A (Utilities Revenue)	6.50	01/01/2018	4,568,738
220,000	North Carolina Housing Finance Agency Series 8-A (Housing Revenue)	6.00	07/01/2011	220,810
250,000	North Carolina Housing Finance Agency Series 8-A (Housing Revenue)	6.10	07/01/2013	250,658
1,845,000	North Carolina Housing Finance Agency Series 9-A (Housing Revenue)	5.60	07/01/2016	1,847,620
2,985,000	North Carolina Housing Finance Agency Series 25-A (Housing Revenue)±§	4.65	07/01/2021	3,018,253
130,000	North Carolina Housing Finance Agency Series JJ (Housing Revenue, FHA Insured)	6.15	03/01/2011	130,480
3,000,000	North Carolina Medical Care Commission (HCFR)	6.38	07/01/2023	3,429,030
3,230,000	North Carolina Medical Care Commission (HCFR, AMBAC Insured)	5.38	10/01/2014	3,234,231
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE NORTH CAROLINA TAX-FREE FUND	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)

Principal	Security Name	Interest Rate	Maturity Date	Value
North Carolina (continued)
$3,000,000	North Carolina Medical Care Commission Baptist Hospital Project (HCFR)	5.25%	06/01/2029	$3,118,290
1,095,000	North Carolina Medical Care Commission Hugh Chatam Memorial Hospital Project (HCFR, RADIAN Insured)	5.50	10/01/2020	1,096,336
9,920,000	North Carolina Medical Care Commission Novant Health Series A (HCFR)±§	0.40	11/01/2028	9,920,000
1,000,000	North Carolina Medical Care Commission Presbyterian Homes Project (HCFR)	5.40	10/01/2027	947,010
2,000,000	North Carolina Medical Care Commission Presbyterian Homes Project (HCFR)	5.50	10/01/2031	1,828,560
1,500,000	North Carolina Medical Care Commission Presbyterian Homes Project (HCFR)	5.60	10/01/2036	1,361,445
2,365,000	North Carolina Medical Care Commission Southeastern Regional Medical Center Project (HCFR)	5.50	06/01/2015	2,462,935
1,000,000	North Carolina Medical Care Commission Stanley Memorial Hospital Project (HCFR)	5.00	07/01/2033	897,620
260,000	North Carolina Medical Care Commission Transylvania Community Hospital Incorporated Project (HCFR)	5.50	10/01/2012	259,082
1,090,000	North Carolina Medical Care Commission Transylvania Community Hospital Incorporated Project (HCFR)	5.75	10/01/2019	1,049,387
2,720,000	North Carolina Municipal Power Agency No. 1 Catawba Nuclear Power Project Series A (Utilities Revenue)	5.00	01/01/2021	2,964,365
1,000,000	North Carolina Municipal Power Agency No. 1 Catawba Nuclear Power Project Series A (Utilities Revenue)	5.00	01/01/2030	1,010,560
5,000,000	North Carolina Municipal Power Agency No. 1 Catawba Nuclear Power Project (Utilities Revenue)	5.50	01/01/2013	5,247,550
3,540,000	North Carolina Ports Authority Series B (Transportation Revenue)	5.00	02/01/2025	3,557,877
6,500,000	North Carolina Turnpike Authority Series A (Transportation Revenue, Assured Guaranty Insured)	5.75	01/01/2039	6,833,905
1,000,000	Raleigh Durham Airport Authority Series A (Transportation Revenue)%%	5.00	05/01/2036	1,005,930
2,500,000	Raleigh Durham Airport Authority Series B-1(Transportation Revenue)	5.00	11/01/2028	2,593,075
3,000,000	University of North Carolina at Chapel Hill Series A (Education Revenue)	5.00	12/01/2034	3,106,710
5,000,000	Wake County NC Industrial Facilities & Pollution Control Financing Authority (IDR)	5.38	02/01/2017	5,275,400

				158,328,453

Pennsylvania: 0.99%
2,000,000	Lawrence County PA Industrial Development Authority Villa Maria Project (IDR, Allied Irish Bank plc LOC)±§	3.25	07/01/2033	2,000,000

Puerto Rico: 6.14%
5,000,000	Puerto Rico Electric Power & Light Revenue Series WW (Utilities Revenue)	5.50	07/01/2038	5,049,100
6,000,000	Puerto Rico Electric Power Authority Series UU (Utilities Revenue, AGM Insured)±§	0.71	07/01/2029	4,314,480
3,000,000	Puerto Rico Highway & Transportation Authority Series AA-1 (Sales Tax Revenue, AGM Insured)	4.95	07/01/2026	3,024,960

				12,388,540

Tennessee: 1.48%
1,020,000	Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	09/01/2026	994,316
2,000,000	Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	02/01/2021	1,983,040

				2,977,356

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE NORTH CAROLINA TAX-FREE FUND	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)

Principal	Security Name	Interest Rate	Maturity Date	Value
Texas: 0.98%
$1,825,000	Texas Municipal Gas Acquisition & Supply Corporation Series D (Utilities Revenue)	5.63%	12/15/2017	$1,967,095

Virgin Islands: 5.63%
3,500,000	Virgin Islands Public Finance Authority (Miscellaneous Revenue)	6.75	10/01/2019	3,890,320
1,000,000	Virgin Islands Public Finance Authority (Sales Tax Revenue)	5.00	10/01/2029	979,620
2,500,000	Virgin Islands Public Finance Authority Series A (Miscellaneous Revenue)	6.75	10/01/2037	2,618,669
1,000,000	Virgin Islands Public Finance Authority Series B (Miscellaneous Revenue)	5.00	10/01/2025	993,720
1,710,000	Virgin Islands Public Finance Authority Series C (Miscellaneous Revenue)	5.00	10/01/2014	1,849,622
1,000,000	Virgin Islands Public Finance Authority Series C (Miscellaneous Revenue)	5.00	10/01/2022	1,012,760

				11,344,711

Total Municipal Bonds and Notes (Cost $191,669,828)				197,702,822

Shares		Yield
Short-Term Investments: 1.36%

Investment Companies: 1.36%
2,740,972	Wells Fargo Advantage National Tax-Free Money Market Fund(u)(l)(o)	0.13	2,740,972

Total Short-Term Investments (Cost $2,740,972)			2,740,972

Total Investments in Securities (Cost $194,410,800)*	99.40%		200,443,794

Other Assets and Liabilities, Net	0.60		1,215,195

Total Net Assets	100.00%		$201,658,989

±	Variable rate investments.

§	These securities are subject to a demand feature which reduces the effective maturity.

%%	Securities issued on a when-issued (TBA) and/or delayed delivery basis.

(x)	Inverse floating rate security.

(u)	Rate shown is the 7-day annualized yield at period end.

(l)	Investment in an affiliate.

(o)	Security pledged as collateral for when-issued (TBA) and/or delayed delivery securities.

*	Cost for federal income tax purposes is $194,410,800 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$6,830,677
Gross unrealized depreciation	(797,683)

Net unrealized appreciation	$6,032,994
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE NORTH CAROLINA TAX-FREE FUND
NOTES TO PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
The Fund’s portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Fund’s shareholders. For more information regarding the Fund and its holdings, please see the Fund’s most recent prospectus and annual report.
Security valuation
Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Fund’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.
Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.
Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.
The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.
When-issued transactions
The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Inverse floating-rate obligations
The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred back to the Fund, thereby collapsing the TOB Trust. The Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Portfolio of Investments, and by recording the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Fund also records the interest paid on Floating-Rate Notes as interest expense. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As of November 30, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

		Significant Other	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Municipal bonds and notes	$0	$197,702,822	$0	$197,702,822
Short-term investments
Investment companies	2,740,972	0	0	2,740,972
Total	$2,740,972	$197,702,822	$0	$200,443,794

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS	PORTFOLIO OF INVESTMENTS - November 30, 2010 (UNAUDITED)
     TARGET 2010 FUND

Face/Share
Amount	Security Name		Value
Investments in Affiliated Master Portfolios: 100.03%
N/A	Wells Fargo Advantage Diversified Fixed Income Portfolio		$524,618,575
N/A	Wells Fargo Advantage Diversified Stock Portfolio		171,883,357
N/A	Wells Fargo Advantage Short-Term Investment Portfolio		29,470,121

Total Investments in Affiliated Master Portfolios (Cost $683,549,595)			725,972,053

Total Investments in Securities (Cost $683,549,595)*		100.03%	725,972,053

Other Assets and Liabilities, Net		(0.03)	(221,362)

Total Net Assets		100.00%	$725,750,691

*	Cost for federal income tax purposes is substantially the same as for financial reporting purpose.
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.
1

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS	PORTFOLIO OF INVESTMENTS - November 30, 2010 (UNAUDITED)
     TARGET 2015 FUND

Face/Share
Amount	Security Name		Value
Investments in Affiliated Master Portfolios: 100.03%
N/A	Wells Fargo Advantage Diversified Fixed Income Portfolio		$327,544,564
N/A	Wells Fargo Advantage Diversified Stock Portfolio		172,594,010
N/A	Wells Fargo Advantage Short Term Investment Portfolio		21,118,398

Total Investments in Affiliated Master Portfolios (Cost $496,240,605)			521,256,972

Total Investments in Securities (Cost $496,240,605)*		100.03%	521,256,972

Other Assets and Liabilities, Net		(0.03)	(159,220)

Total Net Assets		100.00%	$521,097,752

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.
1

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS	PORTFOLIO OF INVESTMENTS - November 30, 2010 (UNAUDITED)
     TARGET 2020 FUND

Face/Share
Amount	Security Name		Value
Investments in Affiliated Master Portfolios: 100.03%
N/A	Wells Fargo Advantage Diversified Fixed Income Portfolio		$874,669,314
N/A	Wells Fargo Advantage Diversified Stock Portfolio		759,652,605
N/A	Wells Fargo Advantage Short-Term Investment Portfolio		68,837,193

Total Investments in Affiliated Master Portfolios (Cost $1,687,215,245)			1,703,159,112

Total Investments in Securities (Cost $1,687,215,245)*		100.03%	1,703,159,112

Other Assets and Liabilities, Net		(0.03)	(561,444)

Total Net Assets		100.00%	$1,702,597,668

*	Cost for federal income tax purposes is substantially the same as for financial reporting purpose.
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.
1

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS	PORTFOLIO OF INVESTMENTS - November 30, 2010 (UNAUDITED)
     TARGET 2025 FUND

Face/Share
Amount	Security Name		Value
Investments in Affiliated Master Portfolios: 100.03%
N/A	Wells Fargo Advantage Diversified Fixed Income Portfolio		$557,194,528
N/A	Wells Fargo Advantage Diversified Stock Portfolio		860,817,256
N/A	Wells Fargo Advantage Short-Term Investment Portfolio		59,548,740

Total Investments in Affiliated Master Portfolios (Cost $1,379,970,491)			1,477,560,524

Total Investments in Securities (Cost $1,379,970,491)*		100.03%	1,477,560,524

Other Assets and Liabilities, Net		(0.03)	(392,432)

Total Net Assets		100.00%	$1,477,168,092

*	Cost for federal income tax purposes is substantially the same as for financial reporting purpose.
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.
1

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS	PORTFOLIO OF INVESTMENTS - November 30, 2010 (UNAUDITED)
     TARGET 2030 FUND

Face/Share
Amount	Security Name		Value
Investments in Affiliated Master Portfolios: 99.93%
N/A	Wells Fargo Advantage Diversified Fixed Income		$343,857,917
N/A	Wells Fargo Advantage Diversified Stock Portfolio		969,865,787
N/A	Wells Fargo Advantage Short Term Investment Portfolio		55,017,516

Total Investments in Affiliated Master Portfolios (Cost $1,267,828,139)			1,368,741,220

Total Investments in Securities (Cost $1,267,828,139)*		99.93%	1,368,741,220

Other Assets and Liabilities, Net		0.07	951,678

Total Net Assets		100.00%	$1,369,692,898

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.
1

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS	PORTFOLIO OF INVESTMENTS - November 30, 2010 (UNAUDITED)
     TARGET 2035 FUND

Face/Share
Amount	Security Name		Value
Investments in Affiliated Master Portfolios: 100.05%
N/A	Wells Fargo Advantage Diversified Fixed Income Portfolio		$74,624,697
N/A	Wells Fargo Advantage Diversified Stock Portfolio		401,214,912
N/A	Wells Fargo Advantage Short-Term Investment Portfolio		19,883,778

Total Investments in Affiliated Master Portfolios (Cost $457,158,997)			495,723,387

Total Investments in Securities (Cost $457,158,997)*		100.05%	495,723,387

Other Assets and Liabilities, Net		(0.05)	(248,241)

Total Net Assets		100.00%	$495,475,146

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.
1

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS	PORTFOLIO OF INVESTMENTS - November 30, 2010 (UNAUDITED)
     TARGET 2040 FUND

Face/Share
Amount	Security Name		Value
Investments in Affiliated Master Portfolios: 100.03%
N/A	Wells Fargo Advantage Diversified Fixed Income Portfolio		$78,454,484
N/A	Wells Fargo Advantage Diversified Stock Portfolio		799,648,834
N/A	Wells Fargo Advantage Short-Term Investment Portfolio		36,640,906

Total Investments in Affiliated Master Portfolios (Cost $839,743,659)			914,744,224

Total Investments in Securities (Cost $839,743,659)*		100.03%	914,744,224

Other Assets and Liabilities, Net		(0.03)	(317,491)

Total Net Assets		100.00%	$914,426,733

*	Cost for federal income tax purposes is substantially the same as for financial reporting purpose.
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.
1

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS	PORTFOLIO OF INVESTMENTS - November 30, 2010 (UNAUDITED)
     TARGET 2045 FUND

Face/Share
Amount	Security Name		Value
Investments in Affiliated Master Portfolios: 99.83%
N/A	Wells Fargo Advantage Diversified Fixed Income Portfolio		$12,883,768
N/A	Wells Fargo Advantage Diversified Stock Portfolio		180,728,196
N/A	Wells Fargo Advantage Short-Term Investment Portfolio		8,075,025

Total Investments in Affiliated Master Portfolios (Cost $185,743,121)			201,686,989

Total Investments in Securities (Cost $185,743,121)*		99.83%	201,686,989

Other Assets and Liabilities, Net		0.17	334,464

Total Net Assets		100.00%	$202,021,453

*	Cost for federal income tax purposes is substantially the same as for financial reporting purpose.
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.
1

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS	PORTFOLIO OF INVESTMENTS - November 30, 2010 (UNAUDITED)
     TARGET 2050 FUND

Face/Share
Amount	Security Name		Value
Investments in Affiliated Master Portfolios: 99.99%
N/A	Wells Fargo Advantage Diversified Fixed Income Portfolio		$35,769,845
N/A	Wells Fargo Advantage Diversified Stock Portfolio		501,768,927
N/A	Wells Fargo Advantage Short Term Investment Portfolio		22,418,964

Total Investments in Affiliated Master Portfolios (Cost $508,252,111)			559,957,736

Total Investments in Securities (Cost $508,252,111)*		99.99%	559,957,736

Other Assets and Liabilities, Net		0.01	29,284

Total Net Assets		100.00%	$559,987,020

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.
1

WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS	PORTFOLIO OF INVESTMENTS - November 30, 2010 (UNAUDITED)
     TARGET TODAY FUND

Face/Share
Amount	Security Name		Value
Investments in Affiliated Master Portfolios: 100.02%
N/A	Wells Fargo Advantage Diversified Fixed Income Portfolio		$608,311,712
N/A	Wells Fargo Advantage Diversified Stock Portfolio		116,468,720
N/A	Wells Fargo Advantage Short-Term Investment Portfolio		38,806,158

Total Investments in Affiliated Master Portfolios (Cost $744,461,948)			763,586,590

Total Investments in Securities (Cost $744,461,948)*		100.02%	763,586,590

Other Assets and Liabilities, Net		(0.02)	(124,318)

Total Net Assets		100.00%	$763,462,272

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.
1

WELLS FARGO ADVANTAGE DOW JONES TARGET FUNDS
NOTES TO PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
The Funds’ portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Funds’ shareholders. For more information regarding the Funds and their holdings, please see the Funds’ most recent prospectus and annual report.
Securities valuation
Investments in the Master Portfolios are valued daily based on each Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.
The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Funds’ investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Funds’ investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
▪	Level 1 — quoted prices in active markets for identical securities

▪	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

▪	Level 3 — significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2010, each Fund’s investments in the Master Portfolios carried at fair value were designated as Level 2 inputs.
1 | Page

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
100% TREASURY MONEY MARKET FUND

Principal	Security Name		Interest Rate	Maturity Date	Value
US Treasury Securities: 107.02%

US Treasury Bills: 104.90%
$655,175,000	US Treasury Bill^		0.07%	12/02/2010	$655,172,352
709,480,000	US Treasury Bill^		0.12	12/09/2010	709,459,618
660,410,000	US Treasury Bill^		0.13	12/16/2010	660,371,430
713,435,000	US Treasury Bill^		0.15	12/23/2010	713,365,398
692,045,000	US Treasury Bill^		0.14	12/30/2010	691,962,541
690,000,000	US Treasury Bill^		0.14	01/06/2011	689,900,100
673,670,000	US Treasury Bill^		0.13	01/13/2011	673,561,811
748,080,000	US Treasury Bill^		0.14	01/20/2011	747,936,061
680,000,000	US Treasury Bill^		0.14	01/27/2011	679,848,910
581,645,000	US Treasury Bill^		0.14	02/03/2011	581,501,171
628,100,000	US Treasury Bill^		0.13	02/10/2011	627,936,596
515,795,000	US Treasury Bill^		0.14	02/17/2011	515,641,336
550,000,000	US Treasury Bill^		0.14	02/24/2011	549,817,014
570,000,000	US Treasury Bill^		0.17	03/03/2011	569,755,058
90,000,000	US Treasury Bill^		0.18	04/07/2011	89,941,263
175,000,000	US Treasury Bill^		0.17	04/14/2011	174,889,264
80,000,000	US Treasury Bill^		0.17	04/21/2011	79,945,167
80,000,000	US Treasury Bill^		0.17	04/28/2011	79,942,444
80,000,000	US Treasury Bill^		0.16	05/05/2011	79,943,167
80,000,000	US Treasury Bill^		0.16	05/12/2011	79,942,400
80,000,000	US Treasury Bill^		0.18	05/19/2011	79,932,400
80,000,000	US Treasury Bill^		0.19	05/26/2011	79,924,711
90,000,000	US Treasury Bill^		0.21	06/02/2011	89,902,173

					9,900,592,385

US Treasury Notes: 2.12%
100,000,000	US Treasury Note		0.88	02/28/2011	100,165,476
100,000,000	US Treasury Note		0.88	03/31/2011	100,239,918

					200,405,394

Total US Treasury Securities (Cost $10,100,997,779)					10,100,997,779

Total Investments in Securities (Cost $10,100,997,779)*		107.02%			$10,100,997,779

Other Assets and Liabilities, Net		(7.02)			(662,950,125)

Total Net Assets		100.00%			$9,438,047,654

^	Zero coupon security. Rate represents yield to maturity.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
CALIFORNIA MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Commercial Paper: 4.52%
30,500,000	Golden Gate Bridge Highway & Transportation District	0.30	12/07/2010	30,500,000
5,000,000	Riverside County Teter Financing	0.29	01/12/2011	5,000,000
66,080,000	San Joaquin County Transportation Agency	0.28	01/11/2011	66,080,000
32,620,000	Santa Clara County CA Teeter Plan Obligation Series A-1	0.29	12/07/2010	32,620,000

Total Commercial Paper (Cost $134,200,000)				134,200,000

Municipal Bonds & Notes: 95.44%

California: 92.64%
2,000,000	ABAG Finance Authority for Nonprofit Corporation California Berkeleyan Project Series A (Other Revenue, FNMA Insured)§±	0.35	05/15/2033	2,000,000
5,200,000	ABAG Finance Authority for Nonprofit Corporation California Branson School (Private School Revenue, Allied Irish Bank plc LOC)§±	0.25	07/01/2038	5,200,000
1,300,000	ABAG Finance Authority for Nonprofit Corporation California MFHR Acton Courtyard Series A (Other Revenue, FHLMC Insured)§±	0.31	04/01/2037	1,300,000
3,200,000	ABAG Finance Authority for Nonprofit Corporation California MFHR Artech Building B (Other Revenue, FHLMC Insured)§±	0.30	05/01/2029	3,200,000
14,200,000	ABAG Finance Authority for Nonprofit Corporation California MFHR Fine Arts Building Projects Series A (Housing Revenue, FNMA Insured)§±	0.35	07/15/2035	14,200,000
10,065,000	ABAG Finance Authority for Nonprofit Corporation California MFHR GAIA Building Project Series A (Housing Revenue, FNMA Insured)§±	0.35	09/15/2032	10,065,000
10,900,000	ABAG Finance Authority for Nonprofit Corporation California Oshman Family Jewish Community (Economic Development Revenue, LaSalle National Bank NA LOC)§±	0.31	06/01/2037	10,900,000
1,700,000	ABAG Finance Authority for Nonprofit Corporation California Sharp Healthcare Series D (Hospital Revenue, Citibank NA LOC)§±	0.28	08/01/2035	1,700,000
3,045,000	ABAG Finance Authority for Nonprofit Corporation California St. Anthony Foundation (Other Revenue, Bank of America Corporation LOC)§±	0.29	03/01/2037	3,045,000
11,300,000	ABAG Finance Authority for Nonprofit Corporation California The Head-Royce School (Private School Revenue, Bank of America Corporation LOC)§±	0.29	09/01/2036	11,300,000
10,630,000	ABAG Finance Authority for Nonprofit Corporations California Air Force Village West Incorporated (Other Revenue, KBC Bank NV LOC)§±	0.33	05/15/2035	10,630,000
10,110,000	ABAG Finance Authority for Nonprofit Corporations California Colma BART Apartments Series A (Housing Revenue, Bank of America Corporation LOC)§±	0.41	11/15/2035	10,110,000
10,000,000	ABAG Finance Authority for Nonprofit Corporations California Menlo School (Private Schools Revenue, Allied Irish Bank plc LOC)§±	0.26	09/01/2033	10,000,000
2,420,000	ABAG Finance Authority for Nonprofit Corporations California San Francisco University Series A (Private School Revenue, Allied Irish Bank plc LOC)§±	0.26	04/01/2035	2,420,000
10,385,000	ABAG Finance Authority for Nonprofit Corporations California Zoological Society of San Diego (Other Revenue, Bank of America Corporation LOC)§±	0.38	10/01/2034	10,385,000
6,150,000	ABAG Finance Authority For Nonprofit Corporations Jewish Community Center (Miscellaneous Revenue, Bank of America Corporation LOC)§±	0.35	06/01/2029	6,150,000
3,895,000	ABAG Finance Authority for Nonprofit Corporations San Francisco Friends School (Private Schools Revenue, Bank of America Corporation LOC)§±	0.35	02/01/2038	3,895,000
7,005,000	ABAG Finance Authority For Nonprofit Corporations San Francisco High University Series A (Private Schools Revenue, Northern Trust Company LOC)§±	0.26	04/01/2036	7,005,000
1,100,000	Alameda CA PFA Series A (Housing Revenue, FNMA Insured)§±	0.30	05/15/2035	1,100,000
2,000,000	Anaheim CA Housing Authority Cobblestone Apartments Series B (MFHR, FNMA Insured)§±	0.32	03/15/2033	2,000,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
CALIFORNIA MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
California (continued)
$1,895,000	Anaheim CA Housing Authority MFHR Monterey Apartments Series B (MFHR, FNMA Insured)§±	0.30%	05/15/2027	$1,895,000
12,600,000	Anaheim CA Housing Authority Park Vista Apartments (MFHR, FHLMC Insured)§±	0.28	07/01/2033	12,600,000
6,000,000	Anaheim CA Housing Authority Sea Wind Apartments Project Series C (MFHR, FNMA Insured)§±	0.31	07/15/2033	6,000,000
8,680,000	Arcadia County CA USD Series 2679 (Other Revenue, First Security Bank LOC)§±††	0.30	08/01/2013	8,680,000
7,000,000	Austin CTFS-BOA-Series 2008-3312 (Property Tax Revenue, JPMorgan Chase Bank LOC)§±††	0.34	08/01/2032	7,000,000
5,900,000	Bakersfield CA Series B (Water & Wastewater Authority Revenue, First Security Bank LOC)§±	0.34	09/01/2035	5,900,000
20,500,000	Bay Area Toll Authority California Bridges Series A2 (Highway Toll Revenue, Union Bank NA LOC)§±	0.24	04/01/2047	20,500,000
15,000,000	Bay Area Toll Authority Various San Francisco Bay Area Series D1 (Highway Tolls Revenue, JPMorgan Chase Bank SPA)§±	0.28	04/01/2045	15,000,000
19,530,000	Big Bear Lake CA Southwest Gas Corporation Project Series A (IDR, KBC Bank NV LOC)§±	0.31	12/01/2028	19,530,000
8,875,000	Branch Banking & Trust Municipal Trust (Lease Revenue, Branch Banking & Trust LOC)§±††	0.29	09/01/2022	8,875,000
8,645,000	Branch Banking &Trust Municipal Trust Floaters Series 2049 (Other Revenue, First Security Bank LOC)§±††	0.32	02/01/2027	8,645,000
25,330,000	California Alternative Energy Source Financing Authority GE Capital Corporation Series A (Electric Revenue, Bank of America Corporation LOC)§±††	0.30	10/01/2020	25,330,000
5,800,000	California CDA MFHR Glen Haven Apartments Series 2002 (Housing Revenue, FNMA Insured)§±	0.31	04/15/2035	5,800,000
11,105,000	California Educational Facilities Authority Charles Drew R. University (Other Revenue, Sovereign Bank FSB LOC)§±	0.33	11/01/2042	11,105,000
11,475,000	California Finance Authority Kehillah Jewish High School Series 2009 (Private Schools Revenue, California Bank & Trust LOC)§±	0.28	08/01/2039	11,475,000
900,000	California GO Series B-1 (General Fund Revenue, Citibank NA LOC)§±	0.26	05/01/2034	900,000
5,000,000	California HFA Home Mortgage Series H (Housing Revenue, FNMA Insured)§±	0.25	02/01/2036	5,000,000
7,000,000	California HFFA Floaters Series 3103 (Health Hospital Nursing Home Revenue)§±††	0.31	08/15/2038	7,000,000
1,540,000	California Infrastructure & Economic Development Bank Hoig Precision Corporation Project (IDR, Bank of the West LOC)§±	0.49	07/01/2030	1,540,000
12,200,000	California Infrastructure & Economic Development Bank American National Red Cross (Housing Revenue, US Bank LOC)§±	0.29	09/01/2034	12,200,000
1,910,000	California Infrastructure & Economic Development Bank California Academy Series A (Other Revenue, US Bank NA LOC)§±	0.26	09/01/2038	1,910,000
8,715,000	California Infrastructure & Economic Development Bank California Academy Series C (Other Revenue, Bank of Nova Scotia)§±	0.26	09/01/2038	8,715,000
3,000,000	California Infrastructure & Economic Development Bank Lycee Francau de Los Angeles Project (College & University Revenue, Mellon Bank NA LOC)§±	0.28	09/01/2036	3,000,000
7,950,000	California Infrastructure & Economic Development Bank Orange County Performing Series A (Recreational Revenue, Bank of America Corporation LOC)§±	0.28	07/01/2034	7,950,000
10,350,000	California Infrastructure & Economic Development Bank Rand Corporation Series B (Economic Development Revenue, Bank of America Corporation LOC)§±	0.28	04/01/2042	10,350,000
2,500,000	California Infrastructure & Economic Development Bank ROCS RR II R-11527 (Toll Road Revenue, AMBAC Insured)§±††	0.28	07/01/2030	2,500,000
2,215,000	California Infrastructure & Economic Development Bank Society for the Blind Project (Miscellaneous Revenue, US Bank NA LOC)§±††	0.33	01/01/2037	2,215,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
CALIFORNIA MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
California (continued)
$6,500,000	California Infrastructure & Economic Development Bank The Bay Institute Aquarium Foundation (Other Revenue, FHLMC Insured)§±	0.29%	06/01/2025	$6,500,000
6,935,000	California Municipal Finance Authority (Economic Development Revenue, Pacific National LOC)§±	0.29	12/01/2042	6,935,000
19,540,000	California Municipal Finance Authority Pacific Institute Series A (Housing Revenue, California Bank & Trust LOC)§±	0.25	08/01/2037	19,540,000
1,400,000	California PCFA Milk Time Dairy Farms Project (Resource Recovery Revenue, Bank of The West LOC)§±	0.37	11/01/2027	1,400,000
3,200,000	California PCFA Musco Family Olive Series A (IDR, Wells Fargo Bank NA LOC)§±(q)	0.30	11/01/2019	3,200,000
3,400,000	California PCFA Solid Waste John & Ann M Verwey Project (Resource Recovery Revenue, Bank of America Corporation LOC)§±	0.37	05/01/2028	3,400,000
6,000,000	California PCFA Solid Waste Milk Time Dairy Farms Project (Resource Recovery Revenue, Bank of The West LOC)§±	0.37	11/01/2027	6,000,000
3,000,000	California PCFA Solid Waste P&D Dairy & Poso Creek (Resource Recovery Revenue, Bank of The West LOC)§±	0.37	05/01/2028	3,000,000
900,000	California PCFA Wadham Energy (PCR, BNP Paribas LOC)§±	0.31	11/01/2017	900,000
7,400,000	California PCFA Wadham Energy Series C (Other Revenue, Banque Nationale Paris LOC)§±	0.31	11/01/2017	7,400,000
15,695,000	California Refunding GO Branch Banking & Trust Company Municipal Trust Series 2000 (General Fund Revenue, FSA Insured, Branch Banking & Trust LOC)§±††	0.31	07/10/2027	15,695,000
4,285,000	California Scripps Health Series F (HEFAR, Northern Trust Corporation LOC)§±	0.25	10/01/2031	4,285,000
17,400,000	California Stanford Hospital Series B (Recreational Revenue, JPMorgan Chase Bank LOC)§±	0.40	06/01/2034	17,400,000
7,480,000	California State Department of Veterans Affairs ROCS RR II R-1131 (Other Revenue, Citibank NA LOC)§±††	0.35	12/01/2014	7,480,000
5,505,000	California State DWR Power Supply Revenue Series C-7 (Utilities Revenue, AGM Insured)§±	0.34	05/01/2022	5,505,000
4,885,000	California State DWR Series 3019 (Water Revenue, JPMorgan Chase Bank LOC)§±††	0.30	06/01/2016	4,885,000
2,200,000	California State Economic Recovery Revenue Series C-2 (Recovery Revenue, JPMorgan Chase Bank LOC)§±	0.24	07/01/2023	2,200,000
25,000,000	California State Economic Recovery Revenue Series C-5 (Recovery Revenue, Bank of America Corporation LOC)§±	0.28	07/01/2023	25,000,000
2,750,000	California State EDFA Joseph Schmidt Project Series A (IDR, Banque Nationale Paris LOC)§±	0.34	12/01/2026	2,750,000
7,665,000	California State Enterprise Development Authority Pocino Foods Company Project Series A (IDR, City National Bank LOC)§±	0.33	11/01/2033	7,665,000
4,000,000	California State Enterprise Development Authority Ramar International Corporation Project Series A (IDR, Bank of The West LOC)§±	0.33	11/01/2033	4,000,000
600,000	California State Floating Series C-2-RMKT-12-1-09 (Other Revenue, Bank of Nova Scotia LOC)§±	0.27	05/01/2033	600,000
500,000	California State Kindergarten B3 (Other Revenue, Citibank NA LOC)§±	0.24	05/01/2034	500,000
800,000	California State Kindergarten-B2-RMKT (Other Revenue, Citibank NA LOC)§±	0.24	05/01/2034	800,000
10,000,000	California State Series A Subseries A-1-2 RMKT (Miscellaneous Revenue, Barclay Bank LOC)§±	0.29	05/01/2040	10,000,000
20,000,000	California State Series A Subseries 2-1 RMKT (Miscellaneous Revenue, Royal Bank of Canada LOC)§±	0.30	05/01/2040	20,000,000
20,000,000	California State Series A Subseries A-1-1 RMKT (Miscellaneous Revenue, Royal Bank of Canada LOC)§±	0.27	05/01/2040	20,000,000
6,950,000	California State Series A2 (GO, Bank of Montreal LOC)§±	0.27	05/01/2033	6,950,000
10,000,000	California State Series B Subseries B3 (Other Revenue, JPMorgan Chase Bank LOC)§±	0.30	05/01/2040	10,000,000
3,250,000	California State Series B5 (Other Revenue, Citibank NA LOC)§±	0.27	05/01/2034	3,250,000
8,450,000	California State Series C1 (Other Revenue, Bank of America Corporation LOC)§±	0.28	05/01/2033	8,450,000
12,825,000	California Statewide CDA (Hospital Revenue, Citibank NA LOC)§±††	0.32	08/15/2032	12,825,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
CALIFORNIA MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
California (continued)
$7,255,000	California Statewide CDA Aegis Moraga Project C (MFHR, FNMA Insured)§±	0.35%	07/01/2027	$7,255,000
6,270,000	California Statewide CDA Aegis Pleasant Hill Series H (MFHR)§±	0.31	07/01/2027	6,270,000
9,500,000	California Statewide CDA Arbor Ridge Apartments Series B (MFHR, FHLMC Insured)§±	0.30	11/01/2036	9,500,000
9,390,000	California Statewide CDA Belmont Project Series F (MFHR, FNMA LOC)§±	0.29	06/15/2038	9,390,000
4,000,000	California Statewide CDA Charter Court Apartments Series L (MFHR, FHLMC Insured)§±	0.30	09/01/2040	4,000,000
886,000	California Statewide CDA Floaters Series 3102 (Health, Hospital and Nursing Home Revenue, Morgan Stanley Bank LOC)§±	0.30	11/15/2030	886,000
39,654,000	California Statewide CDA Floaters Series 3102 (Health, Hospital Nursing Home Revenue, Morgan Stanley Bank LOC)±	0.30	11/15/2048	39,654,000
1,925,000	California Statewide CDA Grande Apartments Series TT (Housing Revenue, FNMA Insured)§±	0.33	12/15/2034	1,925,000
4,660,000	California Statewide CDA Greenback Manor Apartments Series A (MFHR, East West Bank LOC)§±	0.35	02/01/2028	4,660,000
10,000,000	California Statewide CDA Heritage Park Apartments Series C (MFHR, FHLMC Insured)§±††	0.29	01/01/2038	10,000,000
3,210,000	California Statewide CDA Horizons Indio Series F (Housing Revenue, Citibank NA LOC)§±	0.32	07/01/2038	3,210,000
6,775,000	California Statewide CDA La Puente Apartments Series JJ (MFHR, US Bank NA LOC)§±	0.31	11/01/2031	6,775,000
12,170,000	California Statewide CDA Livermore Valley Arts Center Project (Other Revenue, Bank of New York LOC)§±	0.26	12/01/2036	12,170,000
6,500,000	California Statewide CDA Marinears Pointe Series A (MFHR, FNMA Insured)§±	0.28	02/15/2036	6,500,000
10,500,000	California Statewide CDA MFHR Canyon Country Apartments Series M (MFHR , FHLMC Insured)§±	0.30	12/01/2034	10,500,000
3,985,000	California Statewide CDA MFHR Granite Oaks Apartments Series R (MFHR, FNMA Insured)§±	0.33	10/15/2030	3,985,000
11,500,000	California Statewide CDA MFHR Imperial Park Apartments Series 00 (Housing Revenue, FNMA Insured)§±	0.41	11/01/2040	11,500,000
7,000,000	California Statewide CDA Multifamily Housing Desert Palms Series A (Housing Revenue, FHLMC Insured)§±	0.30	08/01/2045	7,000,000
19,600,000	California Statewide CDA Multifamily Housing PUTTERS Series 2680 (Housing Revenue, JPMorgan Chase Bank LOC)±	0.40	05/15/2016	19,600,000
2,100,000	California Statewide CDA Multifamily Housing PUTTERS Series 2680 (Housing Revenue, JPMorgan Chase Bank LOC)±	0.40	05/15/2018	2,100,000
1,300,000	California Statewide CDA Multifamily Housing PUTTERS Series 2681 (Housing Revenue, JPMorgan Chase Bank LOC)§±††	0.50	05/15/2018	1,300,000
3,200,000	California Statewide CDA Multifamily Housing Seasons at Lakewood Series A (Housing Revenue, FNMA Insured)§±	0.33	05/15/2037	3,200,000
7,840,000	California Statewide CDA Oakmont Senior Living Series Y (Housing Revenue, FNMA Insured)§±	0.30	08/01/2031	7,840,000
8,640,000	California Statewide CDA Olympus Park Apartments Series Y (MFHR, FNMA Insured)§±	0.31	10/15/2030	8,640,000
48,845,000	California Statewide CDA Rady Children’s Hospital Series A (Hospital Revenue, US Bank NA LOC)§±	0.28	08/15/2047	48,845,000
7,130,000	California Statewide CDA Ridgeway Apartments Series K (MFHR, FHLMC Insured)§±	0.26	09/01/2039	7,130,000
5,265,000	California Statewide CDA Seasons Senior Apartments Series B (MFHR, FNMA Insured)§±	0.31	05/15/2037	5,265,000
6,000,000	California Statewide CDA Series 3108 (HCFR, AMBAC Insured)§±††	0.30	08/15/2038	6,000,000
5,665,000	California Statewide CDA Sunrise of Danville Project Series A (MFHR, FNMA Insured)§±	0.32	05/01/2027	5,665,000
1,870,000	California Statewide CDA Sweep Loan Program Series A (HCFR, Citibank NA LOC)§±	0.28	08/01/2035	1,870,000
2,150,000	California Statewide CDA Tyrella Gardens Apartments Series B (Housing Revenue, Citibank NA LOC)§±	0.35	06/01/2036	2,150,000
740,000	California Statewide CDA University Retirement Community Project (Hospital Revenue, Bank of America Corporation LOC)§±	0.29	11/15/2038	740,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
CALIFORNIA MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
California (continued)
$4,000,000	California Statewide CDA Villa Paseo Senior Project MM (MFHR, East West Bank LOC)§±	0.31%	11/01/2035	$4,000,000
2,900,000	California Statewide CDA Village at Hesperia Series CCC (MFHR, FNMA Insured)§±	0.32	11/15/2039	2,900,000
4,375,000	California Statewide CDA Village at Ninth Apartments Series D (Housing Revenue, FNMA Insured)§±	0.32	11/15/2035	4,375,000
3,605,000	California Statewide CDA Village at Shaw Apartments Series E (MFHR, FNMA Insured)§±	0.33	11/15/2035	3,605,000
20,000,000	California Statewide Community Development Authority Gas Supply (Natural Gas Revenue)§±	0.29	10/01/2040	20,000,000
14,000,000	California Statewide Community Development Authority Multi Family Housing Float (Housing Revenue, FNMA Insured)±	0.39	12/31/2049	14,000,000
10,400,000	California Statewide CDA Multifamily Housing Float-MT381 (Other Revenue, FNMA Insured)§±	0.39	02/01/2053	10,400,000
4,538,000	California University of San Francisco Series 2005B (Educational Facilities Revenue, Bank of America Corporation LOC)§±	0.34	10/01/2035	4,538,000
1,755,000	Camarillo CA Hacienda De Camarillo Project (MFHR, FNMA Insured)§±	0.29	10/15/2026	1,755,000
2,100,000	Concord CA MFHR (Other Revenue, FHLMC Insured)§±	0.51	12/01/2016	2,100,000
1,300,000	Contra Costa County CA Series B (MFHR, FNMA Insured)§±	0.28	11/15/2022	1,300,000
11,000,000	Corona CA Household Bank Project B (MFHR, FNMA Insured)§±	0.33	02/01/2023	11,000,000
2,815,000	Deutsche Bank Spears Lifers Trust Series DB-384 (Property Tax Revenue, NATL-RE Insured)§±	0.31	02/01/2027	2,815,000
13,910,000	Deutsche Bank Spears Lifers Trust Series DB-384 (Property Tax Revenue, NATL-RE Insured)§±	0.31	06/01/2032	13,910,000
3,740,000	Deutsche Bank Spears Lifers Trust DB-382 (Other Revenue)§±††	0.31	08/01/2030	3,740,000
36,625,000	Deutsche Bank Spears Lifers Trust Series DB-287 (Other Revenue)§±††	0.31	09/01/2037	36,625,000
11,570,000	Deutsche Bank Spears Lifers Trust Series DB-445 (Property Tax Revenue, First Security Bank LOC)§±††	0.30	08/01/2032	11,570,000
9,080,000	Deutsche Bank Spears Lifers Trust Series DB-448 (Other Revenue, First Security Bank LOC)§±††	0.30	07/01/2032	9,080,000
3,987,000	Deutsche Bank Spears Lifers Trust Series DB-457 (Other Revenue, First Security Bank LOC)§±††	0.30	08/01/2032	3,987,000
9,950,000	Deutsche Bank Spears Lifers Trust Series DB-477 (Other Revenue, First Security Bank LOC)§±††	0.30	12/01/2024	9,950,000
15,968,000	Deutsche Bank Spears Lifers Trust Series DB-490 (Property Tax Revenue, First Security Bank LOC)§±††	0.30	08/01/2042	15,968,000
10,495,000	Deutsche Bank Spears Lifers Trust Series DB-490 (Tax Incremental Revenue, First Security Bank LOC)§±††	0.30	02/01/2031	10,495,000
5,185,000	Deutsche Bank Spears Lifers Trust Series DB-561 (Other Revenue, First Security Bank LOC)§±††	0.30	07/01/2031	5,185,000
14,610,000	Deutsche Bank Spears Lifers Trust Series DB-600 (Water Revenue, First Security Bank LOC)§±††	0.30	02/01/2038	14,610,000
6,225,000	Deutsche Bank Spears Lifers Trust Series DB-621 (Property Tax Revenue, First Security Bank LOC)§±††	0.30	08/01/2028	6,225,000
4,175,000	Deutsche Bank Spears Lifers Trust Series DB-628 (Property Tax Revenue, First Security Bank LOC)§±††	0.30	08/01/2031	4,175,000
6,860,000	Deutsche Bank Spears Lifers Trust Series DB-629 (Property Tax Revenue, NATL-RE LOC)§±††	0.30	08/01/2031	6,860,000
4,520,000	Deutsche Bank Spears Lifers Trust Series DB-630 (Property Tax Revenue, NATL-RE LOC)§±††	0.30	02/01/2024	4,520,000
12,870,000	Deutsche Bank Spears Lifers Trust Series DB-631 (Property Tax Revenue, NATL-RE LOC)§±††	0.30	09/01/2027	12,870,000
14,910,000	Deutsche Bank Spears Lifers Trust Series DB-632 (Property Tax Revenue, First Security Bank LOC)§±††	0.30	08/01/2033	14,910,000
9,460,000	Deutsche Bank Spears Lifers Trust Series DB-649 (Property Tax Revenue, NATL-RE LOC)§±††	0.30	06/01/2031	9,460,000
8,918,000	Deutsche Bank Spears Lifers Trust Series DB-670 (Property Tax Revenue, First Security Bank LOC)§±††	0.30	06/01/2028	8,918,000
20,000,000	Deutsche Bank Spears Lifers Trust Series DBE-247 (Tax Revenue, FGIC Insured)§±††	0.31	12/01/2030	20,000,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
CALIFORNIA MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
California (continued)
$3,500,000	Deutsche Bank Spears Lifers Trust Series DBE-383 (Property Tax Revenue, FGIC Insured)±	0.31%	08/01/2029	$3,500,000
8,075,000	Deutsche Bank Spears Lifers Trust Series DBE-383 (Property Tax Revenue, FGIC Insured)±	0.31	08/01/2035	8,075,000
3,155,000	Deutsche Bank Spears Lifers Trust Series DBE-444 (Other Revenue, FGIC Insured)§±††	0.30	08/01/2032	3,155,000
2,695,000	Deutsche Bank Spears Lifers Trust Series DBE-500 (Other Revenue, AMBAC Insured)§±††	0.30	11/01/2038	2,695,000
3,380,000	Deutsche Bank Spears Lifers Trust Series DBE-525 (Other Revenue, FGIC Insured)§±††	0.30	06/01/2035	3,380,000
1,025,000	Deutsche Bank Spears Lifers Trust Series DBE-575 (Other Revenue, AMBAC Insured)§±††	0.30	09/01/2029	1,025,000
7,165,000	Deutsche Bank Spears Lifers Trust Series DBE-625 (Other Revenue, AMBAC Insured)§±††	0.30	06/01/2028	7,165,000
8,800,000	Deutsche Bank Spears Lifers Trust Series DBE-637 (Other Revenue, Deutsche Bank LOC)§±††	0.30	08/01/2047	8,800,000
3,716,000	Deutsche Bank Spears Lifers Trust Series DBE-648 (Other Revenue, NATL-RE LOC)§±††	0.30	09/01/2029	3,716,000
7,176,000	Deutsche Bank Spears Lifers Trust Series DBE-675 (Other Revenue, Deutsche Bank LOC)§±	0.30	08/01/2040	7,176,000
428,000	Deutsche Bank Spears Lifers Trust Series DBE-675 (Other Revenue, Deutsche Bank LOC)§±	0.30	08/01/2048	428,000
2,100,000	East Bay CA MUD Subseries A2 (Water Revenue, Dexia Credit SA LOC)§±	0.32	06/01/2038	2,100,000
470,000	East Bay CA MUD Subseries A3 (Other Revenue, Dexia Credit SA LOC)§±	0.32	06/01/2038	470,000
6,780,000	East Bay CA MUD Subseries B1 (Other Revenue, Dexia Credit SA LOC)§±	0.32	06/01/2038	6,780,000
7,400,000	East Bay CA MUD Subseries C (Other Revenue, Dexia Credit SA LOC)§±	0.32	06/01/2027	7,400,000
9,755,000	Eastern Municipal Water District California Water & Sewer COP Series D (Water Revenue, Lloyds Bank LOC)§±	0.25	07/01/2023	9,755,000
25,865,000	Eclipse Funding Trust 2006-0002-Solar Eclipse-Los Angeles (Property Tax Revenue, US Bank NA LOC)§±††	0.28	07/01/2030	25,865,000
10,230,000	Eclipse Funding Trust 2007-0079 Solar Eclipse (Other Revenue, US Bank NA LOC)§±††	0.28	08/01/2032	10,230,000
2,185,000	Eclipse Funding Trust California Educational Facilities 2006-0065 Solar Eclipse Pepperdine (College & University Revenue, US Bank LOC)§±††	0.29	12/01/2013	2,185,000
2,810,000	El Dorado CA Irrigation District & El Dorado Water Agency Series A (Lease Revenue, Dexia Credit SA LOC)§±	0.30	03/01/2036	2,810,000
6,875,000	Elsinore Valley CA Municipal Water District COP Series B (Water & Sewer Revenue, Allied Irish Bank plc LOC)§±	0.27	07/01/2035	6,875,000
10,000,000	Financing Authority Municipal Trust Receipts SGC-49 Class — A (Sewer Revenue, Societe Generale LOC)§±††	0.30	12/01/2035	10,000,000
9,800,000	Fremont CA Treetops Apartments Series A (Housing Revenue, FNMA Insured)§±	0.31	08/15/2026	9,800,000
5,000,000	Golden State Tobacco Securitization Corporation California Tobacco Settlement Floater Series 3123 (Other Revenue, Morgan Stanley Bank LOC)§±	0.37	12/29/2035	5,000,000
16,290,000	Golden State Tobacco Securitization Corporation California Tobacco Settlement Floater Series 3123 (Other Revenue, Morgan Stanley Bank LOC)§±	0.37	06/01/2045	16,290,000
4,030,000	Golden State Tobacco Securitization Corporation California Tobacco Settlement ROCS RR II R-11432 (Other Revenue, Citibank NA LOC)§±††	0.34	06/01/2035	4,030,000
6,255,000	Golden State Tobacco Securitization Corporation California Tobacco Settlement ROCS RR II R-11442 (Other Revenue, Citibank NA LOC)§±††	0.34	06/01/2035	6,255,000
5,000,000	Golden State Tobacco Securitization Corporation California Tobacco Settlement ROCS RR II R-287X (Other Revenue, CIFG Insured)§±††	0.28	06/01/2011	5,000,000
7,425,000	Grossmont Cuyamaca CA Community College District ROCS RR II R-11519 (Property Tax Revenue, City National Bank LOC)§±††	0.30	02/01/2016	7,425,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

6

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
CALIFORNIA MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
California (continued)
$4,800,000	Hartnell CA Community College District Series 2966 (Property Tax Revenue, First Security Bank LOC)§±††	0.30%	06/01/2014	$4,800,000
7,400,000	Hayward CA Housing Authority MFHR Barrington Hills Series A (Housing Revenue, FNMA Insured)§±	0.28	06/15/2025	7,400,000
4,000,000	Hayward CA MFHR Shorewood Series A (MFHR, FGIC Insured)§±	0.28	07/15/2014	4,000,000
1,000,000	Hemet CA MFHR Sunwest Retirement Series A (MFHR, FHLMC Insured)§±	0.28	01/01/2025	1,000,000
3,970,000	Hemet CA USD Facilities Project (Other Revenue, State Street Bank & Trust LOC)§±	0.26	10/01/2036	3,970,000
12,895,000	Hesperia CA USD COP Interim School Facility Funding Program (Lease Revenue, First Security Bank LOC)§±	0.45	02/01/2028	12,895,000
12,380,000	Hesperia CA USD COP Interim School Facility Funding Program (Lease Revenue, First Security Bank LOC)§±	0.45	02/01/2038	12,380,000
4,955,000	Hesperia CA USD COP Interim School Facility Funding Program (Other Revenue, Dexia Credit SA LOC)§±	0.45	02/01/2018	4,955,000
6,620,000	Highland CA RDA Jeffrey Court Senior Apartments (MFHR, FHLB Insured)§±	0.30	03/01/2028	6,620,000
6,250,000	Irvine CA Improvement Board ACT 1915 Assessment District #04-21-B (Other Revenue, KBC Bank NV LOC)§±	0.27	09/02/2030	6,250,000
7,862,000	Irvine CA Improvement Board ACT 1915 Assessment District #85-7 Series A (Other Revenue, First Security Bank LOC)§±	0.27	09/02/2032	7,862,000
4,626,000	Irvine CA Improvement Board ACT District #87-8 (Special Assessment Revenue, KBC Bank NV LOC)§±	0.27	09/02/2024	4,626,000
13,888,000	Irvine CA Improvement Bond ACT1915 Series 07-22-A (Other Revenue, KBC Bank NV LOC)§±	0.27	09/02/2032	13,888,000
3,700,000	Irvine Ranch CA Water District (Water Revenue, State Street Bank & Trust LOC)§±	0.24	01/01/2021	3,700,000
6,200,000	Irvine Ranch CA Water District (Water & Sewer Tax Revenue, Bank of America Corporation LOC)§±	0.27	04/01/2033	6,200,000
31,870,000	JPMorgan Chase Putters Drivers Trust Series 3164 (Property Tax Revenue, JPMorgan Chase Bank LOC)§±††	0.30	08/01/2015	31,870,000
2,000,000	JPMorgan Chase Putters Drivers Trust Series 3499Z (Miscellaneous Revenue, JPMorgan Chase Bank LOC)§±††	0.30	08/01/2030	2,000,000
3,935,000	JPMorgan Chase Putters Drivers Trust Series 3547 (Water Revenue, JPMorgan Chase Bank LOC)§±††	0.30	07/01/2017	3,935,000
4,125,000	JPMorgan Chase Putters Drivers Trust Series 3750 (Water Revenue, AMBAC Insured)§±††	0.30	01/01/2015	4,125,000
2,565,000	JPMorgan Chase Putters Drivers Trust Series 3760 (School Revenue, JPMorgan Chase Bank LOC)§±††	0.45	08/01/2012	2,565,000
7,000,000	JPMorgan Chase Putters Drivers Trust Series 3761Z (Water Revenue, AMBAC Insured)§±††	0.30	12/01/2011	7,000,000
10,585,000	JPMorgan Chase Putters Drivers Trust Series 3761Z (Water Revenue, AMBAC Insured)§±††	0.30	11/01/2015	10,585,000
4,700,000	JPMorgan Chase Putters Drivers Trust Series 3763Z (Miscellaneous Revenue, AMBAC Insured)§±††	0.30	11/15/2015	4,700,000
8,700,000	Kings County CA Housing Authority Edgewater LLSE Apartments Series A (MFHR, FNMA Insured)§±	0.28	02/15/2031	8,700,000
5,500,000	Lancaster CA Redevelopment Agency MFHR 20th Street Apartments Project Series C (Housing Revenue, FNMA Insured)§±	0.29	12/01/2026	5,500,000
4,000,000	Loma Linda CA Hospital Loma Linda University Medical Center Series B (Hospital Revenue, Bank of America Corporation LOC)§±	0.30	12/01/2038	4,000,000
5,355,000	Los Angeles CA (Private School Revenue, Bank of America Corporation LOC)§±	0.56	08/01/2035	5,355,000
4,780,000	Los Angeles CA Community College District Series 2864 (Property Tax Revenue, First Security Bank LOC)§±††	0.30	08/01/2014	4,780,000
10,365,000	Los Angeles CA Community RDA Second & Central Apartments Project (Housing Revenue, HSBC USA NA LOC)§±	0.29	12/01/2038	10,365,000
6,290,000	Los Angeles CA Community RDA Security Building Project Series A (MFHR, FNMA Insured)§±	0.30	12/15/2034	6,290,000
10,000,000	Los Angeles CA COP Samuel A Fryer Yavney Series A (College & University Revenue, State Street Bank & Trust LOC)§±	0.27	08/01/2038	10,000,000
10,505,000	Los Angeles CA DW&P ROCS RR II R-11531 (Water & Sewer Revenue, NATL-RE LOC)§±††	0.30	01/01/2013	10,505,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

7

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
CALIFORNIA MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
California (continued)
$5,000,000	Los Angeles CA DW&P Subseries A4 (Power Revenue, Lloyds Bank LOC)§±	0.25%	07/01/2035	$5,000,000
3,540,000	Los Angeles CA Mission Village Terrace Apartments (MFHR, East West Bank LOC)§±	0.31	07/01/2027	3,540,000
19,300,000	Los Angeles CA Power System Subseries A3 (Power Revenue, Lloyds Bank LOC)§±	0.25	07/01/2035	19,300,000
29,400,000	Los Angeles CA Power System Subseries A5 (Electric Revenue, Lloyds Bank LOC)§±	0.25	07/01/2035	29,400,000
5,000,000	Los Angeles CA Power System Subseries A6 (Utilities Revenue, Lloyd TSB Bank plc)§±	0.25	07/01/2035	5,000,000
5,785,000	Los Angeles CA Waste Water System Series 2254 (Other Revenue, NATL-RE LOC)§±††	0.30	06/01/2013	5,785,000
8,330,000	Los Angeles CA Waste Water System Subseries G (Sewer Revenue, Bank of America Corporation LOC)§±	0.29	06/01/2032	8,330,000
7,875,000	Los Angeles CA Water & Power Series 2971 (Electric Revenue, First Security Bank LOC)§±††	0.30	01/01/2014	7,875,000
4,300,000	Los Angeles CA Watts Athens Apartments Series A (Housing Revenue, FHLB Insured)§±	0.30	08/15/2030	4,300,000
635,000	Los Angeles County CA CDA MFHR Met Apartments Project (Housing Revenue, FNMA Insured)§±	0.31	12/15/2024	635,000
12,600,000	Los Angeles County CA Metropolitan Transportation Authority Series C3 (Sales Tax Revenue, Sumitomo Mitsui Bank LOC)§±	0.27	07/01/2025	12,600,000
4,350,000	Los Angeles County CA Metropolitan Transportation Authority Series C4 (Sales Tax Revenue, US Bank NA LOC)§±	0.27	07/01/2025	4,350,000
10,370,000	Los Angeles USD COP Administration Building Project Series A (Other Revenue, Bank of America Corporation LOC)§±	0.32	10/01/2024	10,370,000
5,065,000	Los Rios CA Community College District Series 2972 (Property Tax Revenue, First Security Bank LOC)§±††	0.30	02/01/2013	5,065,000
10,590,000	Manteca CA RDA Amended Merger Project (Tax Allocation Revenue, State Street Bank & Trust Company LOC)§±	0.29	10/01/2042	10,590,000
16,900,000	Menlo Park CA CDA Las Pulgas Community Development (Tax Allocation Revenue, AMBAC Insured)§±	0.29	01/01/2031	16,900,000
6,420,000	Merrill Lynch Puttable Option Tax-Exempt Receipts Class A (Other Revenue, FHLMC Insured)§±††	0.39	05/01/2027	6,420,000
500,000	Metropolitan Water District Southern California Waterworks Series B-3 (Water Revenue, BNP Paribas LOC)§±	0.24	07/01/2035	500,000
12,515,000	Metropolitan Water District Southern California Waterworks (Water Revenue, Citibank NA LOC)§±††	0.29	02/01/2015	12,515,000
29,800,000	Metropolitan Water District Southern California Waterworks Class A (Water Revenue, Citibank NA LOC)§±††	0.29	07/01/2037	29,800,000
11,900,000	Metropolitan Water District Southern California Waterworks Series C (Water Revenue, JPMorgan Chase Bank LOC)§±	0.26	07/01/2027	11,900,000
700,000	Modesto County CA Multifamily Housing Shadowbrook Apartments Series A (Housing Revenue, FNMA Insured)§±	0.28	05/15/2031	700,000
70,915,000	Morgan Hill CA RDA Tax Allocation Ojo de Agua Redevelopment Project A (Other Revenue, Scotia Bank LOC)§±	0.27	09/01/2033	70,915,000
8,130,000	Northern California Power Agency RB Hydroelectric Project Series A (Utilities Revenue, Dexia Credit SA LOC)§±	0.30	07/01/2032	8,130,000
21,600,000	Northern California Transmission Agency Oregon Transmission Project Series A (Utilities Revenue, AGM Insured)§±	0.35	05/01/2024	21,600,000
100,000	Oakland CA Redevelopment Agency Multifamily Housing P-Floats -MT-176 (Housing Revenue, FHLMC Insured)±	0.39	06/25/2011	100,000
2,700,000	Oakland CA Redevelopment Agency Multifamily Housing P-Floats -MT-176 (Housing Revenue, FHLMC Insured)±	0.39	12/31/2049	2,700,000
6,100,000	Oakland CA Redevelopment Agency Multifamily Housing P-Floats- MT-176 (Housing Revenue, FHLMC Insured)±	0.39	10/01/2050	6,100,000
1,050,000	Oceanside CA Ace-Shadow Way (Housing Revenue, FNMA Insured)§±	0.30	03/01/2049	1,050,000
6,500,000	Ontario County CA MFHR (HCFR, FHLMC Insured)§±	0.27	12/01/2035	6,500,000
6,070,000	Orange County CA (Housing Revenue, FNMA Insured)§±	0.30	12/15/2028	6,070,000
4,000,000	Orange County CA Apartment Development Revenue Park Ridge Villas Project (Housing Revenue, FNMA Insured)§±	0.28	11/15/2028	4,000,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

8

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
CALIFORNIA MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
California (continued)
$14,900,000	Orange County CA Apartment Development Revenue Project Park Place Apartments Issue A (Housing Revenue, FHLB Insured)§±	0.29%	04/01/2024	$14,900,000
9,449,000	Orange County CA Apartment Development Revenue Series D Harbor Pointe Project (Housing Revenue, FHLMC LOC)§±	0.28	12/01/2022	9,449,000
840,000	Orange County CA Apartment Development Villas Aliento-E Project (Housing Revenue, FNMA Insured)§±	0.35	08/15/2028	840,000
680,000	Orange County CA Apartment Development Villas La PAZ-F Project (Housing Revenue, FNMA Insured)§±	0.35	08/15/2028	680,000
3,900,000	Orange County CA Sanitation District COP Series A (Lease Revenue)§±	0.28	08/01/2029	3,900,000
4,700,000	Orange County CA Sanitation Districts COP Series B (Lease Revenue)§±	0.28	08/01/2030	4,700,000
3,644,000	Orange County CA Improvement Board ACT 1915 Assessment District 01-1 Series A (Special Tax Revenue, KBC Bank NV LOC)§±	0.28	09/02/2033	3,644,000
1,075,000	Orange County CA Sanitation Districts COP Series 25297 (Sewer Revenue, First Security Bank LOC)§±††	0.30	02/01/2015	1,075,000
500,000	Petaluma CA Community Development Multifamily Housing Oakmont at Petaluma Series A (Housing Revenue, US Bank NA LOC)§±	0.34	04/01/2026	500,000
7,000,000	Rancho CA Water District Financing Authority Series B (Other Revenue, UBS AG LOC)§±	0.29	08/15/2031	7,000,000
35,985,000	RBC Municipal Products Incorporated Trust Floater Certificates Series E-17 (Other Revenue)§±††	0.30	03/01/2034	35,985,000
2,800,000	Riverside CA COP (Lease Revenue, Bank of America Corporation LOC)§±	0.32	03/01/2037	2,800,000
3,245,000	Riverside CA Electric Putters Series 3042Z (Electric Revenue, First Security Bank LOC)§±††	0.30	04/01/2016	3,245,000
8,500,000	Riverside County CA (Lease Abatement Revenue, Bank of America Corporation LOC)§±	0.32	11/01/2039	8,500,000
1,900,000	Riverside County CA IDA Cryogenic Project Issue B (IDR, Bank of America Corporation LOC)§±	0.30	07/05/2014	1,900,000
22,450,000	Roseville CA COP Series A (Electric Revenue, Bank of New York LOC)§±	0.33	02/01/2035	22,450,000
7,000,000	Sacramento CA Housing Authority Shenandoah Apartments Series F (Housing Revenue, FNMA Insured)§±	0.31	09/15/2036	7,000,000
5,000,000	Sacramento County CA Housing Authority (Housing Revenue, FNMA Insured)§±	0.28	07/15/2029	5,000,000
8,350,000	Sacramento County CA Housing Authority Arlington Creek Apartment Series I (Housing Revenue, FNMA Insured)§±	0.30	05/15/2034	8,350,000
10,000,000	Sacramento County CA Housing Authority Logan Park Apartments Issue E (Housing Revenue, FHLMC Insured)§±	0.30	05/01/2042	10,000,000
6,535,000	Sacramento County CA Housing Authority MFHR Cascades Series D (Housing Revenue, FNMA Insured)§±	0.31	09/15/2035	6,535,000
6,000,000	Sacramento County CA Housing Authority MFHR Normandy Park Apartments Series A (Housing Revenue, FNMA Insured)§±	0.31	02/15/2033	6,000,000
4,000,000	Sacramento County CA Housing Authority Oak Valley Apartments Series D (MFHR, FNMA Insured)§±	0.33	02/15/2031	4,000,000
2,900,000	Sacramento County CA Housing Authority Seasons at Winter Series C2 (MFHR, FHLMC Insured)§±	0.28	08/01/2034	2,900,000
6,555,000	Sacramento County CA Housing Authority Shadwood Apartments Project Issue A (MFHR, FHLMC Insured)§±	0.29	12/01/2022	6,555,000
10,000,000	Sacramento County CA River Pointe Apartments Series B (MFHR, FNMA Insured)§±	0.28	08/15/2027	10,000,000
1,000,000	Sacramento County CA Sanitation District Finance Authority Series B (Sewer Revenue, Bank of America Corporation LOC)§±	0.27	12/01/2037	1,000,000
10,000,000	Sacramento County CA Sanitation District Financing Authority Municipal Trust Receipts SGC-48 Class-A (Sewer Revenue, Societe Generale LOC)§±††	0.30	12/01/2035	10,000,000
900,000	Sacramento County CA Sanitation District Financing Authority Series A (Sewer Revenue, Bank of America Corporation LOC)§±	0.27	12/01/2036	900,000
5,000,000	Sacramento County CA Sanitation District Financing Authority Subordinate Lien Sacramento District E (Sewer Revenue, US Bank NA LOC)§±	0.28	12/01/2040	5,000,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

9

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
CALIFORNIA MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
California (continued)
$11,520,000	Sacramento County CA Sanitation District Financing Authority Subordinate Lien Sacramento Regulation Series C (Sewer Revenue, Credit Agricole Indosuez LOC)§±	0.32%	12/01/2030	$11,520,000
7,000,000	San Bernardino CA Redevelopment Agency Silver Woods Apartments Project (Housing Revenue, FNMA Insured)§±††	0.31	05/01/2026	7,000,000
5,500,000	San Bernardino County CA Flood Control District (Other Revenue, UBS AG LOC)§±	0.28	08/01/2037	5,500,000
6,115,000	San Bernardino County CA MFHR Green Valley Apartments Project Series A (Housing Revenue, FNMA Insured)§±	0.28	05/15/2029	6,115,000
5,600,000	San Bernardino County CA MFHR Sycamore Terrace Project Series A (Housing Revenue, FNMA Insured)§±	0.28	05/15/2029	5,600,000
1,500,000	San Bernardino County CA Parkview Series A (Housing Revenue, FNMA Insured)§±	0.29	02/15/2027	1,500,000
4,725,000	San Diego County CA Burnham Institute RMKT-7-2-09 (Sewer Revenue, Societe Generale LOC)§±	0.34	11/01/2030	4,725,000
4,695,000	San Diego County CA Regional Transportation Community Limited Tax Series A (Sales Tax Revenue, JPMorgan Chase Bank LOC)§±	0.26	04/01/2038	4,695,000
4,005,000	San Diego County CA Regional Transportation Community Limited Tax Series B (Sales Tax Revenue, JPMorgan Chase Bank LOC)§±	0.27	04/01/2038	4,005,000
28,925,000	San Diego County CA Regional Transportation Community Limited Tax Series D (Sales Tax Revenue)§±	0.30	04/01/2038	28,925,000
1,545,000	San Diego County CA Water Authority COP Series 2873 (Water Revenue, First Security Bank LOC)§±††	0.30	05/01/2013	1,545,000
14,450,000	San Francisco CA City & County Airport Commission Series 37-C (Transportation Revenue, FSA Insured)§±	0.34	05/01/2029	14,450,000
7,690,000	San Francisco CA City & County Airports Commission Second Series 37-D (Other Revenue, AGM Insured)§±	0.34	05/01/2030	7,690,000
9,645,000	San Francisco CA City & County Finance Corporation Moscone Center (Lease Revenue, State Street Bank & Trust Company LOC)§±	0.29	04/01/2030	9,645,000
4,635,000	San Francisco CA City & County MFHR Carter Terrace Apartments Series B (MFHR, Citibank NA LOC)§±	0.32	03/01/2036	4,635,000
47,500,000	San Francisco CA City & County RDA Fillmore Center Series B1 (Housing Revenue, FHLMC Insured)§±	0.29	12/01/2017	47,500,000
6,260,000	San Francisco CA City & County RDA Notre Dame Apartments Series G (Housing Revenue, Citibank NA LOC)§±	0.30	12/01/2033	6,260,000
8,625,000	San Francisco CA City & County RDA Orlando Cepeda Place Series D (MFHR, Citibank NA LOC)§±	0.34	11/01/2033	8,625,000
2,640,000	San Francisco CA City & County Redevelopment Agency Community Facilities District # 4 (Other Revenue, Bank of America Corporation LOC)§±	0.28	08/01/2032	2,640,000
9,250,000	San Francisco CA City & County Redevelopment Agency Community Facilities District Hunters Point Series A (Tax Revenue, KBC Bank NV LOC)§±	0.29	08/01/2036	9,250,000
2,860,000	San Francisco CA City & County Redevelopment Agency MFHR Leland Polk Senior Community Series A (MFHR, Citibank NA LOC)§±	0.32	12/01/2019	2,860,000
27,445,000	San Francisco CA City & County International Airport Series 36-C (Lease Revenue, Dexia Credit SA LOC)§±	0.36	05/01/2026	27,445,000
2,385,000	San Francisco CA City & County RDA Community Facilities District # 4 (Economic Development Revenue, Bank of America Corporation LOC)§±	0.29	08/01/2031	2,385,000
8,800,000	San Jose CA Cinnabar Commons Series C (Housing Revenue, Bank of America Corporation LOC)§±	0.29	02/01/2037	8,800,000
10,600,000	San Jose CA MFHR Raintree Apartments Series A (MFHR, FNMA Insured)§±	0.30	02/01/2038	10,600,000
4,230,000	San Jose CA Turnleaf Apartments Series A (Housing Revenue, FHLMC Insured)§±	0.32	06/01/2036	4,230,000
1,120,000	San Leandro CA Carlton Plaza Series A (MFHR, FNMA Insured)§±	0.30	09/15/2032	1,120,000
5,025,000	San Leandro CA Parkside Commons Apartments Project (MFHR, FNMA Insured)§±	0.30	07/15/2018	5,025,000
8,110,000	San Marcos CA Schools Financing Authority Series 3194 (Other Revenue, AGM Insured)§±††	0.31	08/15/2040	8,110,000
7,500,000	Santa Ana CA Health Facility Revenue Multi-Model Town & Country Project BNP Paribas (HCFR, Dexia Credit SA LOC)§±	0.40	10/01/2020	7,500,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

10

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
CALIFORNIA MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
California (continued)
$38,360,000	Santa Clara County CA Subseries B (Power Revenue, Dexia Credit SA LOC)§±	0.28%	07/01/2027	$38,360,000
20,735,000	Santa Clara County CA Financing Authority Multiple Facilities Projects Series M (Lease Revenue, Bank of America Corporation LOC)§±	0.32	05/15/2035	20,735,000
5,900,000	Santa Clara County CA MFHR Benton Park Center Apartments Project Series A (MFHR, FNMA Insured)§±	0.27	12/15/2025	5,900,000
20,975,000	Santa Clara County CA Transportation Authority Measure A Project Series C (Sales Tax Revenue, Sumitomo Mitsui Bank LOC)§±	0.27	08/01/2036	20,975,000
3,120,000	Santa Rosa CA Alderbrook Heights Apartments (Housing Revenue, FHLB insured)§±	0.31	05/01/2040	3,120,000
2,025,000	Sequoia CA University High School District (Other Revenue, First Security Bank LOC)§±††	0.30	07/01/2014	2,025,000
695,000	Simi Valley CA Series A (MFHR, FHLMC Insured)§±	0.27	07/01/2023	695,000
5,700,000	Simi Valley CA Shadowridge Apartments Project (Housing Revenue, FHLMC Insured)§±	0.30	09/01/2019	5,700,000
91,515,000	Southern California Public Power Authority Transmission Project (Utilities Revenue, Lloyds TSB Bank plc LOC)§±	0.30	07/01/2019	91,515,000
37,170,000	Southern California Public Power Authority Magnolia Power Project Series 2009-1-A (Utilities Revenue, KBC Bank NV LOC)§±	0.28	07/01/2036	37,170,000
5,750,000	Stockton CA HCFR Series A (HCFR, Citibank NA LOC)§±	0.29	12/01/2032	5,750,000
8,220,000	Sweetwater CA Union High School District ROCS RR II 11484 (Property Tax Revenue, First Security Bank LOC)§±††	0.32	02/01/2013	8,220,000
2,640,000	Tahoe Forest CA Hospital District Revenue (Hospital Revenue)§±	0.29	07/01/2033	2,640,000
15,900,000	University of California (College & University Revenue, First Security Bank LOC)§±††	0.30	05/15/2032	15,900,000
18,000,000	Upland CA Community RDA Sunset Ridge Apartments (Housing Revenue, East West Bank LOC)§±	0.27	08/01/2037	18,000,000
2,350,000	Vacaville CA MFHR Sycamore Apartments Series A (Housing Revenue, FNMA Insured)§±	0.29	05/15/2029	2,350,000
7,400,000	Vacaville CA Series A (Housing Revenue, FNMA Insured)§±	0.32	07/15/2018	7,400,000
885,000	Vallejo CA Housing Authority Refunding MFHR Series A (MFHR, FNMA Insured)§±	0.32	05/15/2022	885,000
2,000,000	Victorville CA Joint Powers Finance Authority Project A (Lease Revenue, BNP Paribas LOC)§±	1.75	05/01/2040	2,000,000
3,620,000	Walnut Creek CA Creekside Drive (Housing Revenue, FHLMC Insured)§±	0.35	04/01/2027	3,620,000
600,000	Whittier CA Health Facilities Presbyterian Intercommunity Project Series C (Hospital Revenue, US Bank NA LOC)§±	0.29	06/01/2036	600,000
37,395,000	Whittier CA Whittier College (College & University Revenue, Bank of America Corporation LOC)§±	0.30	12/01/2038	37,395,000

				2,752,015,000

Other: 0.45%
10,439,192	FHMLC Multifamily Certificates§±	0.36	11/15/2034	10,439,192
2,846,012	FHMLC Multifamily Certificates§±	0.36	08/15/2045	2,846,012

				13,285,204

Puerto Rico: 2.35%
5,484,000	Deutsche Bank Spears Lifers Trust Series DBE-627A (Other Revenue, AMBAC Insured §±	0.30	08/01/2049	5,484,000
2,002,000	Deutsche Bank Spears Lifers Trust Series DBE-627A (Other Revenue, AMBAC Insured §±	0.30	08/01/2050	2,002,000
28,350,000	Puerto Rico Commonwealth Highway & Transportation Authority Series 2148 (Toll Road Revenue, CIFG Insured)§±††	0.35	07/01/2041	28,350,000
2,605,000	Puerto Rico Commonwealth Highway & Transportation Authority Series A (Fuel Sales Tax Revenue, ScotiaBank LOC)§±	0.32	07/01/2028	2,605,000
10,780,000	Puerto Rico Electric Power Authority Municipal Trust Receipts-SGC-57 Class A (Electric Power & Lighting Revenue, FSA Insured)§±††	0.30	07/01/2029	10,780,000
5,790,000	Puerto Rico Puttable Floating Option Tax Exempt Series 4147 (Electric Revenue, FGIC Insured)§±††	0.47	07/01/2033	5,790,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

11

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
CALIFORNIA MUNICIPAL MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Puerto Rico (continued)
$12,750,000	Puerto Rico Sales Tax Financing Corporation ROCS-RR-II-R11763 (Sales Tax Revenue, Citibank NA LOC)§±††	0.31%	12/01/2047	$12,750,000
1,900,000	Puerto Rico Sales Tax Financing Corporation Series 11829 (Sales Tax Revenue, AGM Insured)§±††	0.32%	02/01/2034	1,900,000

				69,661,000

Total Municipal Bonds & Notes (Cost $2,834,961,204)				2,834,961,204

Total Investments in Securities (Cost $2,969,161,204)*	99.95%	2,969,161,204

Other Assets and Liabilities, Net	0.05	1,402,708

Total Net Assets	100.00%	$2,970,563,912

§	These securities are subject to a demand feature which reduces the effective maturity.

±	Variable rate investments.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(q)	Credit enhancement is provided by an affiliate.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

12

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
CASH INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Agency Notes — Interest Bearing: 0.31%

Federal Home Loan Mortgage Corporation: 0.31%
$60,000,000	FHLMC±§	0.17%	02/02/2012	$59,943,369

Total Agency Notes — Interest Bearing (Cost $59,943,369)				59,943,369

Certificates of Deposit: 13.63%
53,000,000	Abbey National Treasury Services	0.29	12/10/2010	53,000,000
11,500,000	Abbey National Treasury Services	0.68	12/29/2010	11,502,229
30,000,000	Abbey National Treasury Services	0.52	12/30/2010	29,999,998
30,000,000	Abbey National Treasury Services	0.90	01/19/2011	30,013,828
41,000,000	Abbey National Treasury Services	0.90	01/24/2011	41,013,456
26,000,000	Abbey National Treasury Services±§	0.28	02/14/2011	26,000,000
70,000,000	ASB Finance Limited (London)±§††	0.40	09/02/2011	70,000,000
56,000,000	Banco Del Estado De Chile plc	0.30	12/07/2010	56,000,000
198,000,000	Bank of Tokyo-Mitsubishi LLC	0.25	12/06/2010	198,000,000
53,000,000	Barclays Bank plc±§	0.61	04/29/2011	53,000,000
48,500,000	Barclays Bank plc±§	0.57	07/22/2011	48,500,000
105,000,000	Barclays Bank plc±§	0.80	08/12/2011	105,000,000
49,000,000	Barclays Bank plc±§	0.75	10/24/2011	49,000,000
40,000,000	Credit Agricole	0.30	12/01/2010	40,000,000
28,000,000	Credit Agricole	0.25	12/27/2010	28,000,000
30,000,000	Credit Agricole	0.30	12/28/2010	30,000,000
40,000,000	Credit Agricole	0.30	12/31/2010	40,000,000
11,000,000	Dexia Credit Local SA	0.45	12/01/2010	11,000,000
46,000,000	Dexia Credit Local SA	0.45	12/02/2010	46,000,000
27,000,000	Dexia Credit Local SA	0.45	12/03/2010	27,000,000
47,000,000	Dexia Credit Local SA	0.45	12/06/2010	47,000,000
14,000,000	Dexia Credit Local SA	0.45	12/07/2010	14,000,000
46,000,000	Dexia Credit Local SA	0.45	12/08/2010	46,000,000
115,000,000	Dexia Credit Local SA±§	0.50	11/03/2011	115,000,000
37,810,000	Dexia Credit Local SA±§††	0.37	08/01/2027	37,810,000
92,000,000	DG Bank (New York)	0.35	12/17/2010	92,000,000
100,000,000	DG Bank (New York)	0.35	01/18/2011	100,000,000
65,000,000	DG Bank (New York)	0.40	02/16/2011	65,000,000
82,000,000	National Bank of Canada±§	0.39	09/21/2011	82,000,000
133,000,000	National Bank of Canada±§	0.42	10/07/2011	133,000,000
29,000,000	Natixis Corporation	0.26	12/06/2010	29,000,000
6,000,000	Natixis Corporation	0.42	12/30/2010	6,000,193
132,000,000	Natixis Corporation±§	0.44	01/07/2011	132,000,000
15,000,000	Natixis Corporation	0.50	02/02/2011	15,001,310
37,000,000	Natixis Corporation±§	0.59	02/04/2011	37,000,000
45,000,000	Nordea Bank Finland plc (New York)	0.27	12/27/2010	45,000,000
23,000,000	Rabobank Nederland NV (New York)±§	0.25	01/06/2011	23,000,000
29,000,000	Rabobank Nederland NV (New York)±§	0.25	01/07/2011	29,000,000
49,000,000	Rabobank Nederland NV (New York)	0.34	03/31/2011	49,000,000
60,000,000	Rabobank Nederland NV (New York)±§	0.33	10/21/2011	60,000,000
70,000,000	Rabobank Nederland NV (New York)±§	0.33	12/06/2011	70,000,000
110,000,000	Royal Bank of Scotland plc±§	0.74	04/26/2011	110,000,000
61,000,000	Societe Generale (New York)±§	1.49	05/05/2011	61,000,000
112,000,000	Societe Generale (New York)±§	0.54	08/12/2011	112,000,000
68,000,000	Standard Chartered Bank	0.30	02/28/2011	68,000,000
93,000,000	TD Bank Financial Group±§	0.25	02/04/2011	93,000,525

Total Certificates of Deposit (Cost $2,663,841,539)				2,663,841,539

Commercial Paper: 48.24%
9,000,000	Amsterdam Funding Corporation^(p)††	0.29	02/22/2011	8,993,983
21,500,000	Antalis US Funding Corporation^(p)††	0.20	12/03/2010	21,499,642
19,000,000	Antalis US Funding Corporation^(p)††	0.26	12/07/2010	18,999,050
35,000,000	Antalis US Funding Corporation^(p)††	0.27	12/09/2010	34,997,667
30,500,000	Antalis US Funding Corporation^(p)††	0.34	12/14/2010	30,495,925
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
CASH INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Commercial Paper (continued)
$20,000,000	Antalis US Funding Corporation^(p)††	0.28%	12/16/2010	$19,997,500
15,000,000	Antalis US Funding Corporation^(p)††	0.35	12/17/2010	14,997,533
15,960,000	Antalis US Funding Corporation^(p)††	0.35	12/20/2010	15,956,884
9,000,000	Antalis US Funding Corporation^(p)††	0.31	01/07/2011	8,997,040
18,416,000	Antalis US Funding Corporation^(p)††	0.32	01/28/2011	18,406,234
76,000,000	ANZ National (International) Limited±§††	0.34	01/11/2011	76,000,000
71,000,000	ANZ National (International) Limited±§††	0.39	09/13/2011	71,000,000
12,300,000	Arabella Finance LLC^(p)††	0.45	12/10/2010	12,298,463
8,000,000	Arabella Finance LLC^(p)††	0.53	12/22/2010	7,997,433
5,000,000	Arabella Finance LLC^(p)††	0.53	12/27/2010	4,998,014
21,000,000	Arabella Finance LLC^(p)††	0.53	12/29/2010	20,991,017
17,000,000	Argento Funding Companies Limited^(p)††	0.16	12/02/2010	16,999,849
85,000,000	Argento Funding Companies Limited^(p)††	0.28	12/08/2010	84,994,711
106,000,000	Argento Funding Companies Limited^(p)††	0.31	12/20/2010	105,982,002
24,000,000	Argento Funding Companies Limited^(p)††	0.31	01/26/2011	23,988,053
19,000,000	Argento Funding Companies Limited^(p)††	0.32	02/02/2011	18,989,360
57,000,000	Argento Funding Companies Limited^(p)††	0.33	02/03/2011	56,966,151
25,000,000	Argento Funding Companies Limited^(p)††	0.37	02/23/2011	24,978,416
30,000,000	Argento Funding Companies Limited^(p)††	0.37	02/24/2011	29,973,792
15,000,000	Argento Funding Companies Limited^(p)††	0.37	03/01/2011	14,986,125
24,000,000	ASB Finance Limited (London)±§††	0.38	12/08/2010	24,000,048
47,000,000	ASB Finance Limited (London)±§††	0.38	12/13/2010	47,000,157
37,000,000	ASB Finance Limited (London)±§††	0.35	01/10/2011	37,000,000
37,000,000	ASB Finance Limited (London)±§††	0.36	01/12/2011	36,999,787
41,000,000	ASB Finance Limited (London)±§††	0.34	01/27/2011	40,989,195
34,000,000	ASB Finance Limited (London)±§††	0.33	02/01/2011	33,990,080
24,000,000	ASB Finance Limited (London)±§††	0.42	04/18/2011	24,000,901
12,000,000	Aspen Funding Corporation^(p)††	0.26	12/10/2010	11,999,145
11,000,000	Aspen Funding Corporation^(p)††	0.27	12/14/2010	10,998,848
26,800,000	Aspen Funding Corporation^(p)††	0.30	02/28/2011	26,780,123
7,000,000	Atlantic Asset Securitization Corporation^(p)††	0.14	12/02/2010	6,999,945
41,700,000	Atlantic Asset Securitization Corporation^(p)††	0.19	12/03/2010	41,699,351
11,600,000	Atlantic Asset Securitization Corporation^(p)††	0.25	12/09/2010	11,599,278
84,000,000	Atlantic Asset Securitization Corporation^(p)††	0.23	12/13/2010	83,993,000
29,800,000	Atlantic Asset Securitization Corporation^(p)††	0.30	03/01/2011	29,777,650
12,000,000	Autobahn Funding Company LLC^(p)††	0.29	12/14/2010	11,998,657
70,271,000	Autobahn Funding Company LLC^(p)††	0.29	12/15/2010	70,262,528
25,000,000	Autobahn Funding Company LLC^(p)††	0.34	01/18/2011	24,988,333
24,000,000	Axis Bank Limited^	0.67	04/25/2011	23,935,233
139,000,000	Banco Bilbao Vicaya^††	0.32	12/01/2010	139,000,000
45,000,000	Banco Bilbao Vicaya^††	0.21	12/03/2010	44,999,200
55,000,000	Bank of Nova Scotia^	0.23	12/14/2010	54,995,035
57,000,000	Bank of Nova Scotia^	0.23	12/16/2010	56,994,063
56,000,000	Bank of Nova Scotia^	0.24	12/22/2010	55,991,833
77,537,000	Barton Capital Corporation^(p)††	0.26	12/13/2010	77,529,764
4,000,000	Barton Capital Corporation^(p)††	0.26	12/14/2010	3,999,596
7,000,000	Barton Capital Corporation^(p)††	0.26	12/16/2010	6,999,183
28,903,000	Barton Capital Corporation^(p)††	0.29	01/05/2011	28,894,570
16,589,000	Barton Capital Corporation^(p)††	0.28	02/01/2011	16,581,001
14,046,000	Barton Capital Corporation^(p)††	0.28	02/02/2011	14,039,117
10,000,000	Barton Capital Corporation^(p)††	0.27	02/03/2011	9,995,200
41,061,000	Barton Capital Corporation^(p)††	0.28	02/08/2011	41,038,964
33,000,000	Beethoven Funding Corporation^(p)††	0.42	12/01/2010	33,000,000
26,000,000	BG Energy Finance Incorporated^††	0.28	12/21/2010	25,995,811
23,000,000	BGL BNP Paribas SA^	0.27	12/20/2010	22,996,601
48,000,000	BGL BNP Paribas SA^	0.34	12/27/2010	47,987,855
147,000,000	BGL BNP Paribas SA^	0.33	03/15/2011	146,859,860
41,000,000	BNZ International Funding Limited±§††	0.27	12/07/2010	40,997,882
49,000,000	BNZ International Funding Limited±§††	0.40	09/01/2011	49,001,517
6,000,000	BNZ International Funding Limited±§††	0.40	10/07/2011	5,999,983
23,000,000	BNZ International Funding Limited±§††	0.41	10/12/2011	23,000,998
105,000,000	BPCE SA††	0.00	12/01/2010	105,000,000
22,500,000	Cancara Asset Securitisation LLC^(p)††	0.14	12/02/2010	22,499,830
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
CASH INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Commercial Paper (continued)
$38,000,000	Cancara Asset Securitisation LLC^(p)††	0.17%	12/03/2010	$37,999,472
16,000,000	Cancara Asset Securitisation LLC^(p)††	0.23	12/10/2010	15,999,000
95,000,000	Cancara Asset Securitisation LLC^(p)††	0.28	01/14/2011	94,966,328
37,000,000	Cancara Asset Securitisation LLC^(p)††	0.28	01/19/2011	36,985,395
110,000,000	Cancara Asset Securitisation LLC^(p)††	0.30	02/08/2011	109,936,750
47,000,000	Cancara Asset Securitisation LLC^(p)††	0.30	03/02/2011	46,964,358
3,000,000	Chariot Funding LLC^(p)††	0.18	12/03/2010	2,999,955
36,268,000	Chariot Funding LLC^(p)††	0.23	12/06/2010	36,266,640
24,000,000	Chariot Funding LLC^(p)††	0.25	12/13/2010	23,997,840
47,100,000	Chariot Funding LLC^(p)††	0.25	12/14/2010	47,095,409
15,000,000	Chariot Funding LLC^(p)††	0.26	12/20/2010	14,997,863
37,400,000	Charta LLC^(p)††	0.14	12/02/2010	37,399,709
11,000,000	Charta LLC^(p)††	0.25	12/08/2010	10,999,401
15,000,000	Charta LLC^(p)††	0.22	12/09/2010	14,999,166
23,000,000	Charta LLC^(p)††	0.29	01/03/2011	22,993,675
34,100,000	Charta LLC^(p)††	0.29	01/19/2011	34,086,076
3,200,000	Charta LLC^(p)††	0.29	02/01/2011	3,198,402
17,000,000	Charta LLC^(p)††	0.29	02/18/2011	16,989,181
18,000,000	Citibank Credit Card Issuance Trust^(p)††	0.14	12/02/2010	17,999,860
19,000,000	Citibank Credit Card Issuance Trust^(p)††	0.25	12/09/2010	18,998,818
6,000,000	Citibank Credit Card Issuance Trust^(p)††	0.28	12/14/2010	5,999,350
15,000,000	Citibank Credit Card Issuance Trust^(p)††	0.28	12/28/2010	14,996,738
27,000,000	Citibank Credit Card Issuance Trust^(p)††	0.28	12/29/2010	26,993,910
1,000,000	Clipper Receivables Company^(p)††	0.27	12/01/2010	1,000,000
2,000,000	Clipper Receivables Company^(p)††	0.26	12/16/2010	1,999,767
35,000,000	Compass Securitisation LLC^(p)††	0.34	12/07/2010	34,997,667
14,000,000	Concord Minutemen Capital Company^(p)††	0.25	12/02/2010	13,999,806
36,000,000	Concord Minutemen Capital Company^(p)††	0.41	12/15/2010	35,993,894
31,000,000	Concord Minutemen Capital Company^(p)††	0.47	12/17/2010	30,993,111
107,000,000	Concord Minutemen Capital Company^(p)††	0.44	12/21/2010	106,972,556
28,000,000	Concord Minutemen Capital Company^(p)††	0.39	12/28/2010	27,991,600
9,000,000	Concord Minutemen Capital Company^(p)††	0.49	01/04/2011	8,995,750
28,000,000	CRC Funding LLC^(p)††	0.23	12/06/2010	27,998,931
20,000,000	CRC Funding LLC^(p)††	0.24	12/08/2010	19,998,931
26,000,000	CRC Funding LLC^(p)††	0.29	01/05/2011	25,992,416
24,500,000	CRC Funding LLC^(p)††	0.29	01/19/2011	24,489,996
3,000,000	CRC Funding LLC^(p)††	0.29	01/24/2011	2,998,695
30,000,000	Crown Point Capital Company^(p)††	0.50	12/01/2010	30,000,000
6,000,000	Crown Point Capital Company^(p)††	0.25	12/02/2010	5,999,917
14,000,000	Crown Point Capital Company^(p)††	0.33	12/03/2010	13,999,611
26,000,000	Crown Point Capital Company^(p)††	0.44	12/08/2010	25,997,473
106,000,000	Crown Point Capital Company^(p)††	0.45	12/09/2010	105,988,222
8,000,000	Crown Point Capital Company^(p)††	0.43	12/10/2010	7,999,050
7,000,000	Crown Point Capital Company^(p)††	0.37	12/15/2010	6,998,911
28,000,000	Crown Point Capital Company^(p)††	0.38	12/16/2010	27,995,333
61,000,000	Crown Point Capital Company^(p)††	0.47	12/17/2010	60,986,445
25,500,000	Crown Point Capital Company^(p)††	0.39	12/28/2010	25,492,350
14,000,000	Crown Point Capital Company^(p)††	0.49	01/04/2011	13,993,389
50,000,000	Danske Corporation^††	0.38	12/10/2010	49,994,750
39,000,000	Danske Corporation^††	0.40	12/17/2010	38,992,720
49,000,000	Danske Corporation^††	0.30	01/21/2011	48,978,481
76,000,000	Danske Corporation^††	0.32	02/11/2011	75,951,360
28,000,000	Ebbets Funding LLC^(p)††	0.48	12/10/2010	27,996,290
24,000,000	Ebbets Funding LLC^(p)††	0.47	12/14/2010	23,995,667
27,000,000	Ebbets Funding LLC^(p)††	0.47	12/17/2010	26,994,000
16,000,000	Ebbets Funding LLC^(p)††	0.48	12/27/2010	15,994,222
2,000,000	ENI Coordination Center SA^††	0.24	12/14/2010	1,999,816
11,000,000	ENI Coordination Center SA^††	0.30	12/22/2010	10,998,011
67,000,000	Erste Finance LLC^††	0.30	12/01/2010	67,000,000
133,000,000	Erste Finance LLC^††	0.20	12/03/2010	132,997,783
23,000,000	Falcon Asset Securitization Company LLC^(p)††	0.25	12/13/2010	22,997,930
54,800,000	Gemini Securitization Corporation LLC^(p)††	0.19	12/03/2010	54,799,148
53,082,000	Gemini Securitization Corporation LLC^(p)††	0.23	12/06/2010	53,079,935
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
CASH INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Commercial Paper (continued)
$45,500,000	Gemini Securitization Corporation LLC^(p)††	0.25%	12/10/2010	$45,496,815
2,000,000	Gemini Securitization Corporation LLC^(p)††	0.26	12/13/2010	1,999,813
36,000,000	Gemini Securitization Corporation LLC^(p)††	0.27	12/28/2010	35,992,440
11,600,000	Govco LLC^(p)††	0.23	12/06/2010	11,599,549
12,000,000	Govco LLC^(p)††	0.25	12/09/2010	11,999,254
42,400,000	Govco LLC^(p)††	0.26	12/13/2010	42,396,043
7,000,000	Govco LLC^(p)††	0.26	12/16/2010	6,999,183
14,000,000	Govco LLC^(p)††	0.26	12/17/2010	13,998,258
12,000,000	Govco LLC^(p)††	0.27	12/22/2010	11,998,040
31,000,000	Govco LLC^(p)††	0.27	12/23/2010	30,994,696
16,000,000	Govco LLC^(p)††	0.29	02/18/2011	15,989,818
56,000,000	Grampian Funding LLC^(p)††	0.29	12/07/2010	55,996,827
19,000,000	Grampian Funding LLC^(p)††	0.31	12/13/2010	18,997,847
32,000,000	Grampian Funding LLC^(p)††	0.34	01/10/2011	31,987,555
28,000,000	Grampian Funding LLC^(p)††	0.31	01/20/2011	27,987,555
33,000,000	Grampian Funding LLC^(p)††	0.32	02/02/2011	32,981,520
59,000,000	Grampian Funding LLC^(p)††	0.32	02/03/2011	58,966,436
25,000,000	Grampian Funding LLC^(p)††	0.32	02/07/2011	24,984,889
14,000,000	Grampian Funding LLC^(p)††	0.32	02/08/2011	13,991,413
18,000,000	Grampian Funding LLC^(p)††	0.32	02/11/2011	17,988,480
15,000,000	Grampian Funding LLC^(p)††	0.34	02/18/2011	14,988,808
46,000,000	Grampian Funding LLC^(p)††	0.37	03/10/2011	45,953,195
36,000,000	Grampian Funding LLC^(p)††	0.37	03/11/2011	35,963,000
47,000,000	ING US Funding LLC^	0.30	12/30/2010	46,988,452
75,000,000	ING US Funding LLC^	0.30	02/16/2011	74,951,875
5,500,000	Jupiter Securitization Companies LLC^(p)††	0.18	12/03/2010	5,499,918
23,000,000	Legacy Capital Company^(p)††	0.37	12/14/2010	22,996,678
6,000,000	Legacy Capital Company^(p)††	0.37	12/15/2010	5,999,067
22,000,000	Legacy Capital Company^(p)††	0.47	12/16/2010	21,995,417
60,000,000	Legacy Capital Company^(p)††	0.45	12/17/2010	59,987,378
36,000,000	Lexington Parker Capital^(p)††	0.40	12/01/2010	36,000,000
32,000,000	Lexington Parker Capital^(p)††	0.34	12/07/2010	31,997,867
49,000,000	Lexington Parker Capital^(p)††	0.44	12/08/2010	48,995,236
50,000,000	Lexington Parker Capital^(p)††	0.37	12/13/2010	49,993,333
48,000,000	Lexington Parker Capital^(p)††	0.47	12/16/2010	47,990,000
7,000,000	Lexington Parker Capital^(p)††	0.38	12/17/2010	6,998,756
18,000,000	Lexington Parker Capital^(p)††	0.48	12/21/2010	17,995,000
12,000,000	Liberty Funding LLC^(p)††	0.14	12/02/2010	11,999,906
6,000,000	Liberty Funding LLC^(p)††	0.24	12/07/2010	5,999,720
13,000,000	Liberty Funding LLC^(p)††	0.25	12/10/2010	12,999,090
20,000,000	Liberty Funding LLC^(p)††	0.24	01/04/2011	19,995,278
19,000,000	LMA Americas LLC^(p)††	0.18	12/03/2010	18,999,715
12,000,000	LMA Americas LLC^(p)††	0.27	12/10/2010	11,999,100
22,000,000	LMA Americas LLC^(p)††	0.29	12/22/2010	21,996,150
12,000,000	LMA Americas LLC^(p)††	0.28	12/30/2010	11,997,197
18,000,000	LMA Americas LLC^(p)††	0.27	01/12/2011	17,994,120
3,000,000	LMA Americas LLC^(p)††	0.30	01/25/2011	2,998,625
8,000,000	LMA Americas LLC^(p)††	0.29	01/27/2011	7,996,327
30,000,000	LMA Americas LLC^(p)††	0.31	02/28/2011	29,977,008
32,471,000	Los Angeles Department of Airports^	0.25	12/15/2010	32,467,591
31,000,000	Matchpoint Master Trust^(p)††	0.25	12/14/2010	30,996,978
92,000,000	Matchpoint Master Trust^(p)††	0.26	12/29/2010	91,980,680
19,000,000	Matchpoint Master Trust^(p)††	0.30	02/14/2011	18,988,125
15,600,000	MetLife Short Term Funding LLC^(p)††	0.28	12/27/2010	15,596,732
25,000,000	MetLife Short Term Funding LLC^(p)††	0.28	12/28/2010	24,994,563
55,000,000	MetLife Short Term Funding LLC^(p)††	0.28	12/29/2010	54,987,594
4,000,000	MetLife Short Term Funding LLC^(p)††	0.30	01/25/2011	3,998,167
11,000,000	MetLife Short Term Funding LLC^(p)††	0.28	02/07/2011	10,994,182
35,000,000	Mont Blanc Capital Corporation^(p)††	0.25	12/09/2010	34,997,801
30,000,000	Mont Blanc Capital Corporation^(p)††	0.26	01/10/2011	29,991,000
10,000,000	Mont Blanc Capital Corporation^(p)††	0.29	01/25/2011	9,995,570
76,000,000	Mont Blanc Capital Corporation^(p)††	0.30	02/14/2011	75,952,500
15,000,000	Mont Blanc Capital Corporation^(p)††	0.30	02/16/2011	14,990,375
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
CASH INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Commercial Paper (continued)
$67,000,000	Natexis Banques Populaires^	0.36%	12/23/2010	$66,984,441
46,250,000	Nationwide Building Society^††	0.32	12/15/2010	46,243,764
18,500,000	Nationwide Building Society^††	0.33	01/10/2011	18,493,011
18,500,000	Nationwide Building Society^††	0.33	01/12/2011	18,492,662
93,000,000	Nationwide Building Society^††	0.35	02/01/2011	92,943,942
47,000,000	Nationwide Building Society^††	0.35	02/04/2011	46,970,299
51,000,000	Nationwide Building Society^††	0.35	03/02/2011	50,954,879
37,000,000	Nationwide Building Society^††	0.35	03/21/2011	36,960,431
8,900,000	Newport Funding Corporation^(p)††	0.26	12/21/2010	8,898,665
8,000,000	Newport Funding Corporation^(p)††	0.30	02/22/2011	7,994,467
4,000,000	Nieuw Amsterdam Receivables Corporation^(p)††	0.24	12/07/2010	3,999,813
2,000,000	Nieuw Amsterdam Receivables Corporation^(p)††	0.27	01/14/2011	1,999,316
16,000,000	Nieuw Amsterdam Receivables Corporation^(p)††	0.27	01/19/2011	15,993,902
16,518,000	Nieuw Amsterdam Receivables Corporation^(p)††	0.27	01/20/2011	16,511,576
9,000,000	Nieuw Amsterdam Receivables Corporation^(p)††	0.29	01/21/2011	8,996,175
32,000,000	Nieuw Amsterdam Receivables Corporation^(p)††	0.31	01/27/2011	31,984,294
31,000,000	Nieuw Amsterdam Receivables Corporation^(p)††	0.30	02/02/2011	30,983,725
21,000,000	Nieuw Amsterdam Receivables Corporation^(p)††	0.30	02/07/2011	20,988,100
11,000,000	Nieuw Amsterdam Receivables Corporation^(p)††	0.30	03/01/2011	10,991,750
10,000,000	Port of Oakland CA^	0.25	12/15/2010	9,998,950
167,961,000	Ranger Funding Company LLC^(p)††	0.26	12/01/2010	167,961,000
110,000,000	RBS Holdings USA Incorporated^††	0.39	02/11/2011	109,914,200
71,000,000	Regency Markets #1 LLC^(p)††	0.17	12/03/2010	70,999,014
75,033,000	Rhein-Main Security Limited^(p)††	0.49	01/10/2011	74,991,259
12,000,000	Rhein-Main Security Limited^(p)††	0.51	01/18/2011	11,991,680
8,000,000	Rhein-Main Security Limited^(p)††	0.51	01/31/2011	7,992,951
36,000,000	Rheingold Securitization^(p)††	0.51	01/18/2011	35,975,040
20,000,000	Rheingold Securitization^(p)††	0.51	01/25/2011	19,984,111
10,000,000	Riverside County CA Teeter Financing	0.30	01/10/2011	10,000,000
44,000,000	Royal Park Investments Funding Corporation^(p)††	0.28	12/21/2010	43,992,911
15,000,000	Royal Park Investments Funding Corporation^(p)††	0.30	12/22/2010	14,997,288
24,000,000	Royal Park Investments Funding Corporation^(p)††	0.30	01/05/2011	23,992,766
29,000,000	Royal Park Investments Funding Corporation^(p)††	0.30	01/06/2011	28,991,010
42,000,000	Royal Park Investments Funding Corporation^(p)††	0.30	01/14/2011	41,984,086
15,000,000	Royal Park Investments Funding Corporation^(p)††	0.28	01/19/2011	14,994,079
31,000,000	Royal Park Investments Funding Corporation^(p)††	0.30	02/03/2011	30,983,467
4,000,000	Salisbury Receivables Company LLC^(p)††	0.29	01/05/2011	3,998,833
5,000,000	Salisbury Receivables Company LLC^(p)††	0.29	01/07/2011	4,998,459
22,000,000	Salisbury Receivables Company LLC^(p)††	0.30	02/28/2011	21,983,683
10,000,000	San Francisco CA Public Commission Water Series A-1-T	0.29	01/04/2011	10,000,000
19,789,000	San Jose CA International Airport Series B	0.28	01/05/2011	19,789,000
15,000,000	San Jose CA International Airport Series C	0.28	01/05/2011	15,000,000
14,191,000	San Jose CA International Airport Series C	0.29	01/05/2011	14,191,000
2,900,000	San Jose CA International Airport Series F	0.27	12/08/2010	2,900,000
30,000,000	San Jose CA International Airport Series F	0.28	01/05/2011	30,000,000
45,000,000	Santander Central Hispano Finance Delaware Incorporated^	0.43	12/22/2010	44,988,188
20,000,000	Scaldis Capital LLC^(p)††	0.32	12/01/2010	20,000,000
31,000,000	Scaldis Capital LLC^(p)††	0.21	12/03/2010	30,999,449
27,000,000	Scaldis Capital LLC^(p)††	0.27	12/08/2010	26,998,372
23,000,000	Scaldis Capital LLC^(p)††	0.29	12/10/2010	22,998,160
5,000,000	Scaldis Capital LLC^(p)††	0.30	12/16/2010	4,999,333
25,000,000	Scaldis Capital LLC^(p)††	0.31	12/21/2010	24,995,556
16,000,000	Scaldis Capital LLC^(p)††	0.31	12/22/2010	15,997,013
13,000,000	Scaldis Capital LLC^(p)††	0.31	01/25/2011	12,993,644
30,500,000	Scaldis Capital LLC^(p)††	0.32	02/23/2011	30,477,227
65,100,000	Sheffield Receivables Corporation^(p)††	0.19	12/03/2010	65,098,988
8,000,000	Sheffield Receivables Corporation^(p)††	0.29	01/06/2011	7,997,600
8,000,000	Sheffield Receivables Corporation^(p)††	0.29	01/07/2011	7,997,533
45,000,000	Skandinaviska Enskilda Banken AB^††	0.25	12/20/2010	44,993,825
175,000,000	Societe Generale North America^	0.28	12/31/2010	174,957,708
30,700,000	Solitaire Funding LLC^(p)††	0.25	12/07/2010	30,698,517
27,000,000	Solitaire Funding LLC^(p)††	0.25	12/08/2010	26,998,478
29,500,000	Solitaire Funding LLC^(p)††	0.26	12/09/2010	29,498,099
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
CASH INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Commercial Paper (continued)
$3,000,000	Solitaire Funding LLC^(p)††	0.27%	12/10/2010	$2,999,775
6,000,000	Solitaire Funding LLC^(p)††	0.29	01/14/2011	5,997,800
37,000,000	Solitaire Funding LLC^(p)††	0.30	01/20/2011	36,984,069
50,000,000	Solitaire Funding LLC^(p)††	0.30	02/07/2011	49,970,967
14,500,000	Solitaire Funding LLC^(p)††	0.31	02/14/2011	14,490,635
26,000,000	Solitaire Funding LLC^(p)††	0.31	02/15/2011	25,982,984
7,000,000	Solitaire Funding LLC^(p)††	0.31	02/16/2011	6,995,359
43,000,000	Solitaire Funding LLC^(p)††	0.31	03/08/2011	42,964,083
3,000,000	Starbird Funding Corporation^(p)††	0.26	12/13/2010	2,999,720
2,000,000	Starbird Funding Corporation^(p)††	0.26	12/16/2010	1,999,767
11,000,000	Starbird Funding Corporation^(p)††	0.26	12/20/2010	10,998,433
11,600,000	Starbird Funding Corporation^(p)††	0.27	12/27/2010	11,597,654
7,000,000	Starbird Funding Corporation^(p)††	0.29	02/23/2011	6,995,263
12,000,000	Starbird Funding Corporation^(p)††	0.29	02/24/2011	11,991,783
61,687,000	Straight-A Funding LLC^(p)††	0.12	12/02/2010	61,686,589
10,000,000	Straight-A Funding LLC^(p)††	0.21	12/07/2010	9,999,583
11,265,000	Straight-A Funding LLC^(p)††	0.24	12/14/2010	11,263,942
20,000,000	Straight-A Funding LLC^(p)††	0.25	12/20/2010	19,997,256
6,000,000	Straight-A Funding LLC^(p)††	0.24	12/21/2010	5,999,167
25,000,000	Straight-A Funding LLC^(p)††	0.25	12/21/2010	24,996,389
28,529,000	Straight-A Funding LLC^(p)††	0.25	01/06/2011	28,521,582
11,000,000	Straight-A Funding LLC^(p)††	0.25	01/12/2011	10,996,663
18,000,000	Straight-A Funding LLC^(p)††	0.26	01/26/2011	17,992,720
72,000,000	Suncorp Group Limited^††	0.44	02/07/2011	71,938,800
16,700,000	Surrey Funding Corporation^(p)††	0.24	12/07/2010	16,699,221
15,000,000	Surrey Funding Corporation^(p)††	0.32	03/03/2011	14,987,733
28,000,000	Surrey Funding Corporation^(p)††	0.32	03/07/2011	27,976,107
3,000,000	Surrey Funding Corporation^(p)††	0.32	03/14/2011	2,997,253
16,600,000	Tasman Funding Incorporated^(p)††	0.27	12/07/2010	16,599,142
4,000,000	Tasman Funding Incorporated^(p)††	0.28	12/09/2010	3,999,716
13,300,000	Tasman Funding Incorporated^(p)††	0.30	12/14/2010	13,298,463
26,013,000	Tasman Funding Incorporated^(p)††	0.32	02/07/2011	25,997,277
5,000,000	Tasman Funding Incorporated^(p)††	0.32	02/23/2011	4,996,267
30,479,000	Thames Asset Global Securitization^(p)††	0.23	12/06/2010	30,477,858
21,100,000	Thames Asset Global Securitization^(p)††	0.38	12/07/2010	21,098,453
24,000,000	Thames Asset Global Securitization^(p)††	0.25	12/08/2010	23,998,694
49,756,000	Thames Asset Global Securitization^(p)††	0.25	12/10/2010	49,752,517
22,465,000	Thames Asset Global Securitization^(p)††	0.26	12/13/2010	22,462,904
23,000,000	Thames Asset Global Securitization^(p)††	0.73	01/07/2011	22,982,271
9,000,000	Thames Asset Global Securitization^(p)††	0.29	02/18/2011	8,994,273
40,000,000	Thunder Bay Funding LLC^(p)††	0.28	12/01/2010	40,000,000
5,500,000	Thunder Bay Funding LLC^(p)††	0.24	12/09/2010	5,499,670
10,000,000	Ticonderoga Funding LLC^(p)††	0.28	01/12/2011	9,996,617
11,000,000	Toyota Financial Services de Puerto Rico Incorporated^	0.30	12/01/2010	11,000,000
12,000,000	Toyota Financial Services de Puerto Rico Incorporated^	0.32	03/14/2011	11,989,013
11,000,000	Toyota Financial Services de Puerto Rico Incorporated^	0.35	03/30/2011	10,987,274
14,000,000	Versailles Commercial Paper LLC^(p)††	0.37	12/22/2010	13,996,815
22,000,000	Versailles Commercial Paper LLC^(p)††	0.41	01/05/2011	21,991,016
35,000,000	Versailles Commercial Paper LLC^(p)††	0.41	01/06/2011	34,985,300
9,000,000	Victory Receivables Corporation^(p)††	0.25	12/23/2010	8,998,570
29,000,000	Westpac Securities NZ Limited††	0.21	12/03/2010	28,999,501
67,000,000	Westpac Securities NZ Limited±††	0.33	02/03/2011	66,980,099
57,000,000	Westpac Securities NZ Limited±††	0.36	08/19/2011	57,000,000
65,000,000	Westpac Securities NZ Limited±††	0.40	10/13/2011	65,000,000
16,000,000	Windmill Funding Corporation^(p)††	0.25	12/09/2010	15,999,004
16,000,000	Windmill Funding Corporation^(p)††	0.26	12/15/2010	15,998,257
9,000,000	Windmill Funding Corporation^(p)††	0.28	12/22/2010	8,998,478

Total Commercial Paper (Cost $9,424,703,136)				9,424,703,136

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

6

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
CASH INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Corporate Bonds and Notes: 3.98%

Energy: 0.02%

Oil, Gas & Consumable Fuels: 0.02%
$4,400,000	Seariver Maritime Incorporated±§(i)	0.45%	10/01/2011	$4,400,000

Financials: 3.90%

Capital Markets: 0.16%
19,175,000	Bear Stearns & Companies Incorporated±§	0.50	08/15/2011	19,197,512
3,400,000	JPMorgan Chase & Company±§	0.37	03/15/2011	3,401,388
9,100,000	Morgan Stanley±§	1.15	12/01/2011	9,182,785

				31,781,685

Commercial Banks: 0.76%
12,708,000	Citigroup Incorporated	6.50	01/18/2011	12,807,611
91,500,000	PNC Funding Corporation±§	0.57	06/22/2011	91,669,060
30,000,000	State Street Bank & Trust Company±§	0.49	09/15/2011	30,060,620
14,000,000	Westpac Banking Corporation±§††	0.43	04/19/2011	14,005,936

				148,543,227

Diversified Financial Services: 2.50%
220,390,000	Bank of America Corporation±§	1.12	12/02/2011	222,332,883
8,000,000	Bank of Scotland plc±§††	0.35	12/08/2010	7,999,463
24,800,000	Citibank NA±§	0.29	07/12/2011	24,808,555
147,100,000	Citigroup Funding Incorporated±§	0.21	05/05/2011	147,081,719
3,000,000	Citigroup Funding Incorporated±§	0.26	11/15/2011	2,998,146
10,000,000	Countrywide Home Loans Incorporated	4.00	03/22/2011	10,107,318
12,652,000	GBG LLC††	0.31	09/01/2027	12,652,000
56,773,000	General Electric Capital Corporation±§	1.22	12/09/2011	57,353,364
4,000,000	JPMorgan Chase & Company±§	0.39	05/16/2011	4,001,471

				489,334,919

Insurance: 0.38%
73,500,000	Berkshire Hathaway Incorporated±§	0.27	02/10/2011	73,500,864

Real Estate Management & Development: 0.08%
15,590,000	LTF Real Estate LLC§††	0.35	06/01/2033	15,590,000

Thrifts & Mortgage Finance: 0.02%
3,000,000	US Central Federal Credit Union±§	0.29	10/19/2011	3,000,878

				761,751,573

Health Care: 0.06%

Health Care Providers & Services: 0.06%
12,335,000	ACTS Retirement Life Communities Incorporated±§	0.24	11/15/2029	12,335,000

Total Corporate Bonds and Notes (Cost $778,486,573)				778,486,573

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

7

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
CASH INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Yankee Corporate Bonds and Notes: 0.17%

Financials: 0.17%

Commercial Banks: 0.17%
$33,000,000	Eksportfinans ASA±§	0.32%	09/22/2011	$33,000,000

Total Yankee Corporate Bonds and Notes (Cost $33,000,000)				33,000,000

Municipal Bonds and Notes: 11.50%

Arizona: 0.06%
11,500,000	Phoenix AZ IDA (Local or Guaranteed Housing, FHLMC Insured)±§	0.29	10/01/2029	11,500,000

California: 3.10%
19,690,000	California Educational Facilities Authority (College & University Revenue, Bank of America Corporation LOC)±§	0.32	10/01/2043	19,690,000
8,000,000	California GO Series B (Other Revenue, Societe Generale LOC)±§	0.31	05/01/2040	8,000,000
13,300,000	California Health Facilities Financing (HCFR, Bank of America Corporation LOC)±§	0.31	07/01/2042	13,300,000
18,000,000	California Health Facilities Financing Authority Catholic Healthcare Series C (HCFR, MBIA Insured)±§	0.29	07/01/2020	18,000,000
51,800,000	California PCFA Pacific Gas & Electric Series B (IDR, JPMorgan Chase Bank LOC)±§	0.29	11/01/2026	51,800,000
12,000,000	California PCFA Pacific Gas & Electric Series C (IDR, JPMorgan Chase LOC)±§	0.28	11/01/2026	12,000,000
22,000,000	California Series I (HFA Revenue, Bank of America Corporation LOC)±§	0.27	07/01/2035	22,000,000
15,725,000	California State DWR Power Supply Revenue Series C-7 (Utilities Revenue, AGM insured)±§AGM Insured	0.34	05/01/2022	15,725,000
20,775,000	California State DWR Power Supply Revenue Series C13 (Utilities Revenue, First Security Bank LOC)±§	0.31	05/01/2022	20,775,000
21,000,000	California State Floating Series C-2-RMKT-12-1-09 (Miscellaneous Revenue, Scotia Bank LOC)±§	0.27	05/01/2033	21,000,000
10,000,000	California State Series B Subseries B1 (Other Revenue, Bank of America Corporation LOC)±§	0.29	05/01/2040	10,000,000
14,900,000	California Statewide CDA Dublin Ranch Senior Apartments (MFHR, Bank of America Corporation LOC)±§	0.30	12/15/2037	14,900,000
11,337,000	California Statewide CDA IVY Hill Apartments Project Series I (MFHR, FNMA Insured)±§	0.30	02/01/2033	11,337,000
3,000,000	California Statewide CDA Oakmont Senior Living Series Y (Housing Revenue, FNMA Insured)±§	0.30	08/01/2031	3,000,000
7,700,000	California Statewide CDA Pravillions Apartments Series M (MFHR, FNMA Insured)±§	0.30	08/15/2034	7,700,000
12,000,000	Camarillo CA Hacienda De Camarillo Project (MFHR, FNMA Insured)±§	0.29	10/15/2026	12,000,000
10,500,000	Contra Costa County CA Creekview Apartments Series B (MFHR, FHLMC Insured)±§	0.30	07/01/2036	10,500,000
7,000,000	El Dorado CA Irrigation District & El Dorado Water Agency Series A (Lease Revenue, Dexia Credit SA LOC)±§	0.30	03/01/2036	7,000,000
12,000,000	Los Angeles CA Beverly Park Apartments Series A (MFHR, FHLMC Insured)±§	0.28	08/01/2018	12,000,000
16,000,000	Los Angeles CA Community RDA Academy Village Apartments (Housing Revenue, FHLMC Insured)±§	0.28	10/01/2019	16,000,000
7,000,000	Metropolitan Water District of Southern CA Series B-2 (Utilities Revenue)±§	0.32	07/01/2035	7,000,000
8,800,000	Metropolitan Water District of Southern California (Water Revenue)±§	0.30	07/01/2027	8,800,000
21,180,000	Newport Beach CA (Health & Hospital Revenue, Bank of America Corporation LOC)±§	0.28	12/01/2040	21,180,000
3,000,000	Newport Beach CA Hoag Memorial Hospital Series D (HCFR, Bank of America Corporation LOC)±§	0.27	12/01/2040	3,000,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

8

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
CASH INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
California (continued)
$7,000,000	Orange County CA COP Sanitation District Series A (Lease Revenue)±§	0.28%	08/01/2029	$7,000,000
10,200,000	Orange County CA COP Sanitation District Series B (Lease Revenue)±§	0.28	08/01/2030	10,200,000
53,650,000	Pasadena CA COP Series A (Lease Revenue, Bank of America Corporation LOC)±§	0.32	02/01/2035	53,650,000
54,500,000	Riverside CA COP (Lease Revenue, Bank of America Corporation LOC)±§	0.32	03/01/2037	54,500,000
16,135,000	Riverside CA Series C (Electric Revenue, Bank of America Corporation LOC)±§	0.32	10/01/2035	16,135,000
15,550,000	Sacramento County CA Housing Authority Natomas Park Apartments Issue B (Housing Revenue, FNMA Insured)±§	0.29	07/15/2035	15,550,000
7,945,000	Sacramento County CA Housing Authority Shadwood Apartments Project Issue A (MFHR, FHLMC Insured)±§	0.29	12/01/2022	7,945,000
11,325,000	San Diego CA HFA MFHR Stratton Apartments Project Series A (Housing Revenue, FNMA Insured)±§	0.29	01/15/2033	11,325,000
8,500,000	San Diego CA Housing Authority MFHR Hillside Garden Apartments Series B (Housing Revenue, FNMA Insured)±§	0.29	01/15/2035	8,500,000
2,860,000	San Francisco CA City & County Finance Corporation CA Moscone Center (Lease Revenue, Bank of America Corporation LOC)±§	0.30	04/01/2030	2,860,000
8,700,000	San Francisco CA City & County Redevelopment Agency (MFHR, FNMA Insured)±§	0.25	06/15/2034	8,700,000
2,000,000	San Francisco CA City & County Redevelopment Agency (Other Revenue)±§††	0.30	11/01/2041	2,000,000
14,000,000	San Francisco CA City & County Redevelopment Agency Community Facilities District # 4 (Other Revenue, Bank of America Corporation LOC)±§	0.28	08/01/2032	14,000,000
5,800,000	San Leandro CA Carlton Plaza Series A (MFHR, FNMA Insured)±§	0.30	09/15/2032	5,800,000
9,000,000	Simi Valley CA Series A (MFHR, FHLMC Insured)±§	0.27	07/01/2023	9,000,000
32,000,000	Tustin CA Unified School District (Special Tax Revenue, Bank of America Corporation LOC)±§	0.27	09/01/2050	32,000,000

				605,872,000

Colorado: 1.00%
12,771,000	Colorado Housing & Finance Authority Class I-B1 (Housing Revenue, GO of Authority Insured)±§	0.33	10/01/2038	12,771,000
59,065,000	Colorado Housing & Finance Authority Taxable Multifamily Project B II (Housing Revenue, FNMA Insured)±§	0.25	05/01/2049	59,065,000
123,000,000	Denver CO City & County School District Taxable Series A (Lease Revenue, AGM Insured)±§	0.35	12/15/2037	123,000,000

				194,836,000

Connecticut: 0.14%
21,800,000	City of New Britain CT Taxable Pension Series C (Property Tax Revenue, Bank of America Corporation LOC)±§	0.35	02/01/2026	21,800,000
5,000,000	Connecticut State Series A1 (Property Tax Revenue, Dexia Credit Local SPA)±§	0.31	03/01/2023	5,000,000

				26,800,000

Delaware: 0.14%
7,000,000	Delaware Economic Development Agency Clean Power Project Series 1997-D (Resource Recovery Revenue)±§	0.31	08/01/2029	7,000,000
19,700,000	Delaware State Economic Development Authority Series B (Resource Recovery Revenue)±§	0.32	08/01/2029	19,700,000

				26,700,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

9

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
CASH INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
District of Columbia: 0.30%
$5,000,000	District of Columbia Ballpark Series B2 (Recreational Facilities Revenue, Bank of America Corporation LOC)±§	0.37%	02/01/2036	$5,000,000
42,400,000	District of Columbia The American University Series A (Miscellaneous Revenue, PNC Bank NA LOC)±§	0.26	04/01/2038	42,400,000
11,500,000	District of Columbia Water & Sewer Authority (Miscellaneous Revenue)	0.30	01/05/2011	11,500,000

				58,900,000

Florida: 0.07%
14,495,000	Palm Beach County FL Pine Crest Preparatory (Private School Revenue, Bank of America Corporation LOC)±§	0.41	06/01/2032	14,495,000

Georgia: 0.12%
20,490,000	Puttable Floating Option Taxable Notes (Housing Revenue, ACC Insured)±§††	0.45	10/01/2039	20,490,000
3,891,000	State of Georgia Series H-1 (Miscellaneous Revenue)±§	0.30	12/01/2026	3,891,000

				24,381,000

Illinois: 0.37%
8,000,000	Chicago IL Midway Airport RB Series C (Transportation Revenue, Morgan Stanley Bank LOC)±§	0.36	01/01/2035	8,000,000
46,600,000	Cook County IL GO Series D-1(Other Revenue, Harris Trust Savings Bank LOC)±§	0.26	11/01/2030	46,600,000
17,400,000	Cook County IL GO Series D-2 (Other Revenue, Northern Trust Corporation LOC)±§	0.26	11/01/2030	17,400,000

				72,000,000

Indiana: 0.18%
6,000,000	Reid Hospital & Health Care Services Incorporated (HCFR, AGM Insured)±§	0.29	01/01/2040	6,000,000
16,000,000	Indianapolis IN Local Public Improvement Bond Bank (Miscellaneous Revenue, FSA Insured)±§	0.34	01/01/2033	16,000,000
14,000,000	Indianapolis IN Local Public Improvement Bond Bank (Other Revenue, FSA Insured)±§	0.31	01/01/2037	14,000,000

				36,000,000

Kansas: 0.04%
7,000,000	Kansas State Department of Transportation Series C-4 (Highway Revenue)±§	0.31	09/01/2024	7,000,000

Louisiana: 0.12%
3,000,000	Louisiana Public Facilities Authority (IDR, JPMorgan Chase Bank LOC)±§	0.28	08/01/2023	3,000,000
10,000,000	Louisiana Public Facilities Authority RB Dynamic Fuels LLC Project Series 2008 (IDR, JPMorgan Chase Bank LOC)±§	0.29	10/01/2033	10,000,000
6,500,000	Parish of St. James LA Series A-1 (IDR)±§	0.33	11/01/2040	6,500,000
5,000,000	Parish of St. James LA Series B-1 (Miscellaneous Revenue)±§	0.33	11/01/2040	5,000,000

				24,500,000

Maryland: 0.11%
7,000,000	Maryland CDA Department of Housing & Community Development Series 2007-J (Housing Revenue, KBC Bank NV LOC)±§	0.36	09/01/2031	7,000,000

13,700,000	Maryland Community Department Administration Series 2006-G (Housing Revenue)±§	0.32	09/01/2040	13,700,000

				20,700,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

10

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
CASH INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Massachusetts: 0.19%
$9,000,000	Massachusetts Department of Transportation Metro Highway Systems Contract Assistance Series A-4 (Highway Revenue Tolls)±§	0.26%	01/01/2039	$9,000,000
25,130,000	Massachusetts Development Finance Agency Babson College B (Other Revenue, Citibank NA LOC)±§	0.25	10/01/2031	25,130,000
4,000,000	Massachusetts State Health & Education Facilities Authority Series N-3 (HCFR, JPMorgan Chase Bank LOC)±§	0.27	10/01/2048	4,000,000

				38,130,000

Michigan: 0.03%
1,000,000	Michigan State Housing Development Authority (Housing Revenue, GO of Authority Insured)±§	0.31	10/01/2037	1,000,000
3,000,000	Wayne County MI IDA (IDR, Bank of America Corporation LOC)±§	0.40	05/01/2020	3,000,000
1,875,000	Wayne County MI Airport Authority (Transportation Revenue, JPMorgan Chase Bank LOC)±§	0.28	12/01/2016	1,875,000

				5,875,000

Minnesota: 0.16%
20,500,000	Bloomington Associates Minnesota (Housing Revenue, LaSalle National Bank NA LOC)±§	0.35	08/01/2037	20,500,000
4,700,000	Minnesota State Office of Higher Education Series B (Educational Facilities Revenue, Bank of America Corporation LOC)±§	0.31	12/01/2043	4,700,000
6,000,000	Ramsey County MN Housing & Redevelopment MFHR Gateway Apartments LP Series A (Housing Revenue, LaSalle National Bank NA LOC)±§	0.35	10/01/2038	6,000,000

				31,200,000

Mississippi: 0.28%
13,000,000	Mississippi Business Finance Corporation (IDR)±§	0.30	12/01/2030	13,000,000
9,000,000	Mississippi Business Finance Corporation Chevron USA Incorporated Project Series 1(IDR)±§	0.27	11/01/2035	9,000,000
31,875,000	Mississippi State Taxable Nissan Project A (Other Revenue, Bank of America Corporation LOC)±§	0.25	11/01/2028	31,873,686

				53,873,686

Missouri: 0.10%
10,000,000	Kansas City MO IDA Revenue Ewing Marion Kauffman Foundation (Other Revenue)±§	0.30	04/01/2027	10,000,000
1,000,000	Missouri Development Finance Board Kauffman Center For The Performing Arts Series A (Other Revenue, Bank of America Corporation LOC)±§	0.28	06/01/2037	1,000,000
8,000,000	Missouri Development Finance Board Nelson Gallery Foundation (Recreational Revenue)±§	0.27	12/01/2037	8,000,000

				19,000,000

Nebraska: 0.18%
34,760,000	Central Plains NE Nebraska Gas Project No. 2 Series 2009 (Utilities Revenue)±§	0.30	08/01/2039	34,760,000

Nevada: 0.17%
18,000,000	Las Vegas NV Economic Development Andre Agassi Foundation Project (Miscellaneous Revenue, Bank of America Corporation LOC)±§††	0.27	10/01/2035	18,000,000
15,800,000	Las Vegas NV Economic Development (Other Revenue, Bank of New York LOC)±§	0.27	05/01/2037	15,800,000

				33,800,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

11

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
CASH INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
New Hampshire: 0.04%
$7,000,000	New Hampshire HEFA Dartmouth Hitchcock Obligation Series A (HCFR, AGM Insured)±§	0.34%	08/01/2031	$7,000,000

New Jersey: 0.51%
4,975,000	New Jersey Economic Development Authority (Miscellaneous Revenue, NATL-RE Insured)±§††	0.40	09/01/2022	4,975,000
7,000,000	New Jersey Economic Development Authority (Utilities Revenue, JPMorgan Chase Bank LOC)±§	0.28	06/01/2026	7,000,000
9,000,000	New Jersey Economic Development Authority (Utilities Revenue, JPMorgan Chase Bank LOC)±§	0.28	06/01/2032	9,000,000
2,000,000	New Jersey Health Care Facilities (HCFR, Bank of America Corporation LOC)±§	0.32	07/01/2041	2,000,000
34,900,000	New Jersey State Housing & Mortgage Finance Agency ( Housing Revenue, Bank of America Corporation LOC)±§	0.32	05/01/2048	34,900,000
3,835,000	New Jersey State Housing & Mortgage Finance Agency Taxable Series 4 (Housing Revenue, Dexia Credit Local de France LOC)±§	0.43	11/01/2037	3,835,000
13,000,000	New Jersey State Turnpike Authority Series C (Transit Revenue, JPMorgan Chase Bank LOC)±§	0.26	06/15/2032	13,000,000
21,000,000	New Jersey State Turnpike Authority Series D (Tolls Road Revenue, NATL-RE Insured, Societe Generale LOC)±§	0.31	01/01/2018	21,000,000
4,000,000	Salem County NJ Pollution Control Finance Authority Atlantic City Electric (Electric, Power & Light Revenue, JPMorgan Chase Bank LOC)±§	0.31	04/15/2014	4,000,000

				99,710,000

New York: 0.90%
9,000,000	City of New York NY Sub Series B (Property Tax Revenue, Toronto Dominion Bank LOC)±§	0.26	09/01/2027	9,000,000
2,000,000	City of New York NY Subseries C-4 (Property Tax Revenue, Bank of Tokyo LOC)±§	0.26	08/01/2020	2,000,000
10,875,000	New York City Housing Development Corporation Multifamily Rent Housing Balton Series A (Housing Revenue, FHLMC Insured, Bank of America Corporation LOC)±§	0.30	09/01/2049	10,875,000
3,000,000	New York City Housing Development Corporation Series H-2-A (Housing Revenue)±§	0.30	05/01/2013	3,000,000
10,895,000	New York City Municipal Water Finance Authority (Utilities Revenue)±§	0.30	06/15/2032	10,895,000
8,000,000	New York City Transitional Finance Authority (Tax Incremental Revenue, Dexia Credit SA LOC)±§	0.35	11/01/2022	8,000,000
14,000,000	New York City Transitional Finance Authority NYC Recovery Series 3 (Tax Revenue)±§	0.35	11/01/2022	14,000,000
30,500,000	New York City Transitional Financing Authority Class A (Other Revenue, FGIC Insured)±§††	0.31	07/15/2036	30,500,000
4,500,000	New York HFA Victory Housing Project Series 2000-A (Housing Revenue, FHLMC Insured)±§	0.25	11/01/2033	4,500,000
19,000,000	New York Homeowner Mortgage Agency Series 142 (Housing Revenue, Dexia Credit SA LOC)±§	0.29	10/01/2037	19,000,000
6,000,000	New York Homeowner Mortgage Agency Series 147 (Housing Revenue, Dexia Credit SA LOC)±§	0.32	04/01/2037	6,000,000
1,000,000	New York Metropolitan Transportation Authority ROCS RR 11 R-11645 (Transportation Revenue, First Security Bank LOC)±§††	0.32	11/15/2025	1,000,000
17,500,000	New York State Housing Finance Agency Taxable 600 West 42nd B (Other Revenue, Bank of New York LOC)±§	0.38	11/01/2041	17,500,000
3,000,000	New York State Mortgage Agency Homeowner Mortgage Series 132 (Housing Revenue, Dexia Credit SA SPA)±§	0.30	04/01/2037	3,000,000
26,760,000	New York Urban Development Corporation RB (Housing Revenue, Dexia Credit SA LOC)±§††	0.37	03/15/2024	26,760,000
8,000,000	Onondaga County NY Culture & Recreation Syracuse University Project Series A (Other Revenue)±§	0.32	12/01/2029	8,000,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

12

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
CASH INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
New York (continued)
$1,960,000	Triborough Bridge & Tunnel Authority Series A (Highway Revenue, GO of Authority Insured)±§	0.31%	11/01/2035	$1,960,000

				175,990,000

North Carolina: 0.07%
14,405,000	North Carolina Education Care Community Health Care Facilities University Health Systems of Eastern Carolina Series 2008-B-2 (HCFR, Branch Banking & Trust LOC)±§	0.29	12/01/2036	14,405,000

North Dakota: 0.03%
6,820,000	North Dakota State HFA Series B (Housing Revenue, GO of Authority Insured)±§	0.29	07/01/2038	6,820,000

Ohio: 0.24%
4,700,000	Cleveland-Cuyahoga County OH Port Authority (HCFR, JPMorgan Chase Bank LOC)	0.27	01/01/2037	4,700,000
4,000,000	County of Lake OH Hospital Facilities (HCFR, JPMorgan Chase Bank LOC)±§	0.29	08/15/2041	4,000,000
24,917,000	Ohio State HFA Residential Management Taxable Series I (Housing Revenue, GNMA Insured)±§	0.25	09/01/2039	24,917,000
13,100,000	Parma OH Community General Hospital Series A (Other Revenue, JPMorgan Chase Bank LOC)±§	0.26	11/01/2029	13,100,000

				46,717,000

Oregon: 0.04%
7,000,000	Oregon Housing & Community Services Department Series E (Housing Revenue, KBC Bank NV LOC)±§	0.30	07/01/2038	7,000,000

Other: 0.18%
15,000,000	JPMorgan Chase Putters/Drivers Trust Series T 0002 (Miscellaneous Revenue, JPMorgan Chase Bank LOC)±§††	0.35	04/01/2015	15,000,000
6,000,000	Puttable Floating Option Tax- Exempt Receipts (Miscellaneous Revenue)±§††	0.45	07/26/2012	5,999,964
6,000,000	Puttable Floating Option Tax-Exempt Receipts (Miscellaneous Revenue)±§	0.45	06/15/2050	6,000,000
5,000,000	Puttable Floating Option Tax-Exempt Receipts (Sewer Tax Revenue, NAL- RE Insured)±§††	0.48	01/01/2030	5,000,000
3,000,000	Puttable Floating Option Tax-Exempt Receipts Miscellaneous Revenue)±§	0.45	12/31/2049	3,000,000

				34,999,964

Pennsylvania: 0.72%
20,400,000	Doylestown PA Hospital Authority Series B (HFFA, PNC Bank NA LOC)±§	0.26	07/01/2037	20,400,000
96,200,000	JPMorgan Chase Putters/Drivers Trust Series 3826 (Miscellaneous Revenue)±§††(i)	0.28	06/30/2011	96,200,000
15,275,000	Philadelphia PA Authority for Industrial Development (IDR, PNC Bank NA LOC)±§	0.28	03/01/2027	15,275,000
9,000,000	Philadelphia PA School District Subseries A1 (Property Tax Revenue, State Aid Withholding Insured, Bank of America Corporation LOC)±§	0.32	09/01/2030	9,000,000

				140,875,000

South Dakota: 0.02%
5,000,000	South Dakota Housing Development Authority (MFHR, FNMA Insured)±§	0.28	05/01/2037	5,000,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

13

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
CASH INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Tennessee: 0.07%
$5,000,000	Metropolitan Government Nashville & Davidson County TN Stewarts Ferry Apartments (IDR, FHLMC Insured)±§	0.41%	01/01/2034	$5,000,000
3,000,000	Metropolitan Government Nashville & Davidson County TN Weatherly Ridge Apartments (Housing Revenue, US Bank NA LOC)±§	0.32	12/01/2041	3,000,000
6,000,000	Montgomery County TN Tennessee County Loan Pool (Other Revenue, Bank of America Corporation LOC)±§	0.30	02/01/2036	6,000,000

				14,000,000

Texas: 1.21%
7,000,000	Austin TX Airport System Series A (Airport Revenue, JPMorgan Guaranty Trust LOC)±§	0.29	11/15/2017	7,000,000
2,500,000	Bexar County TX Health Facilities (HCFR, JPMorgan Chase Bank LOC)±§	0.32	12/01/2032	2,500,000
10,000,000	Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series A (Recreational Revenue, JPMorgan Chase Bank LOC)±§	0.28	06/01/2038	10,000,000
6,700,000	Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series D1 (HCFR, JPMorgan Chase Bank LOC)±§	0.29	06/01/2029	6,700,000
16,500,000	Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series D2 (HCFR, Allied Irish Bank plc LOC)±§	0.29	06/01/2029	16,500,000
3,000,000	Harris County TX Health Facilities Development Corporation (Other Revenue)±§	0.34	06/01/2027	3,000,000
20,400,000	Harris County TX Industrial Development Corporation Solid Waste Disposal RB Deer Park Refining Project Series A (Resource Recovery Revenue)±§	0.26	03/01/2023	20,400,000
72,000,000	JPMorgan Chase Putters/Drivers Trust Series 3812 (Miscellaneous Revenue)±§††	0.28	08/31/2011	72,000,000
15,700,000	MidlothianTX Industrial Development Corporation (IDR, UBS AG LOC)±§	0.23	08/01/2034	15,700,000
6,000,000	Mission TX Economic Development Corporation (Other Revenue, Bank of America Corporation LOC)±§	0.37	04/01/2022	6,000,000
12,000,000	Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises B (IDR)±§	0.28	04/01/2040	12,000,000
7,000,000	Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises B (Resource Recovery Revenue)±§	0.28	12/01/2039	7,000,000
17,000,000	Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project A (IDR)±§	0.28	04/01/2040	17,000,000
8,000,000	Port Arthur TX Navigation District Environmental Facilities Motive Enterprises (IDR)±§	0.29	11/01/2040	8,000,000
9,000,000	Port ArthurTX Navigation District Environmental Facilities Motive Enterprises (IDR)±§	0.28	11/01/2040	9,000,000
975,000	State of Texas Veteran Housing Assistance Funding 11-A (Miscellaneous Revenue)±§	0.39	12/01/2038	975,000
13,500,000	Texas State Taxable Product Development Program Series A (Other Revenue, National Australian Bank NA LOC)±§	0.26	06/01/2045	13,500,000
8,500,000	Tyler TX Health Facilities Development Corporation Mother Frances Hospital Series B (HCFR, Bank of America Corporation LOC)±§	0.41	07/01/2020	8,500,000

				235,775,000

Vermont: 0.18%
35,500,000	Vermont State Student Assistance Corporation (Student Loan Revenue, Lloyds TSB Bank plc LOC)±§	0.31	12/15/2040	35,500,000

Virginia: 0.03%
6,110,000	Harrisonburg VA Redevelopment & Housing Authority (Housing Revenue, Bank of America Corporation LOC)±§	0.32	05/01/2026	6,110,000

Washington: 0.15%
29,692,000	King County WA Housing Authority Series A (Housing Revenue, FHLMC Insured)±§	0.36	07/01/2035	29,692,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

14

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
CASH INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
West Virginia: 0.05%
$9,000,000	Cabell County WV University Facilities (College and University Revenue)±§	0.37%	07/01/2039	$9,000,000

Wisconsin: 0.04%
5,000,000	Wisconsin Housing & Economic Development Authority (Housing Revenue, FNMA LOC)±§	0.34	09/01/2035	5,000,000
2,000,000	Wisconsin State HEFA (College & University Revenue, US Bank NA LOC)±§	0.25	12/01/2033	2,000,000

				7,000,000

Wyoming: 0.16%
31,125,000	Sweetwater County WY Pacific Corporation Project Series A (PCR, Barclays Bank plc LOC)±§	0.26	07/01/2015	31,125,000

Total Municipal Bonds and Notes (Cost $2,247,041,650)				2,247,041,650

US Treasury Securities: 3.00%

US Treasury Bills: 3.00%
135,000,000	US Treasury Bill^	0.15	02/10/2011	134,958,732
136,000,000	US Treasury Bill^	0.16	02/17/2011	135,951,380
136,000,000	US Treasury Bill^	0.17	02/24/2011	135,946,213
179,000,000	US Treasury Bill^	0.18	05/19/2011	178,846,644

				585,702,969

Total US Treasury Securities (Cost $585,702,969)				585,702,969

Repurchase Agreements (z): 6.78%
138,000,000	Barclays Capital Incorporated, dated 11/30/2010, maturity value $138,000,882 (1)	0.23	12/01/2010	138,000,000
220,000,000	Barclays Capital Incorporated, dated 11/30/2010, maturity value $220,001,528 (2)	0.25	12/01/2010	220,000,000
121,000,000	BNP Paribus Securities Corporation, dated 11/30/2010, maturity value $121,000,773 (3)	0.23	12/01/2010	121,000,000
121,000,000	BNP Paribus Securities Corporation, dated 11/30/2010, maturity value $121,000,840 (4)	0.25	12/01/2010	121,000,000
91,000,000	Citigroup Global Markets, dated 11/30/2010, maturity value $91,000,657 (5)	0.26	12/01/2010	91,000,000
124,600,000	Deutsche Bank Securities, dated 11/30/2010, maturity value $124,600,865 (6)	0.25	12/01/2010	124,600,000
154,000,000	Goldman Sachs & Company, dated 11/30/2010, maturity value $154,007,486 (7)	0.25	12/07/2010	154,000,000
115,000,000	JPMorgan Securities Incorporated, dated 11/30/2010, maturity value $115,000,990 (8)	0.31	12/01/2010	115,000,000
36,000,000	Merrill Lynch Pierce Fenner & Smith Incorporated, dated 11/30/2010, maturity value $36,000,320(9)	0.32	12/01/2010	36,000,000
15,200,000	Morgan Stanley & Company, dated 11/30/2010, maturity value $15,200,097 (10)	0.23	12/01/2010	15,200,000
37,000,000	RBS Securities Incorporated, dated 11/30/2010, maturity value $37,000,267 (11)	0.26	12/01/2010	37,000,000
58,000,000	RBS Securities Incorporated, dated 11/30/2010, maturity value $58,000,387 (12)	0.24	12/01/2010	58,000,000
93,000,000	Societe Generale (New York), dated 11/30/2010, maturity value $93,000,646 (13)	0.25	12/01/2010	93,000,000

Total Repurchase Agreements (Cost $1,323,800,000)				1,323,800,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

15

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
CASH INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Secured Master Note Agreement: 2.44%

Domestic Banks: 2.44%
$342,700,000	Bank of America Securities LLC±§	0.38%	09/09/2034	$342,700,000
134,000,000	Lloyds Bank plc	0.29	11/01/2011	134,000,000

				476,700,000

Total Secured Master Note Agreement (Cost $476,700,000)				476,700,000

Time Deposits: 9.86%
266,000,000	Banco Santander Madrid	0.29	12/02/2010	266,000,000
138,000,000	Bayer Hypo-und Vereinsbank AG Munich	0.29	12/01/2010	138,000,000
100,000,000	Citibank NA (Nassau)	0.21	12/01/2010	100,000,000
41,000,000	Credit Agricole	0.25	12/01/2010	41,000,000
196,000,000	Credit Agricole	0.27	12/01/2010	196,000,000
358,000,000	Credit Industrial et Commercial	0.28	12/01/2010	358,000,000
130,000,000	Danske Bank AS (Copenhagen)	0.29	12/02/2010	130,000,000
89,000,000	Fortis Bank NV SA	0.29	12/01/2010	89,000,000
270,000,000	Groupe BPCE	0.28	12/01/2010	270,000,000
77,000,000	Intesa Sanpaolo SPA	0.28	12/01/2010	77,000,000
53,000,000	NRW Bank	0.28	12/01/2010	53,000,000
208,000,000	Royal Bank of Canada	0.25	12/01/2010	208,000,000

Total Time Deposits (Cost $1,926,000,000)				1,926,000,000

Total Investments in Securities (Cost $19,519,219,236)*	99.91%	19,519,219,236

Other Assets and Liabilities, Net	0.09	17,737,425

Total Net Assets	100.00%	$19,536,956,661

±	Variable rate investments.

§	These securities are subject to a demand feature which reduces the effective maturity.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

^	Zero coupon security. Rate represents yield to maturity.

(p)	Asset-backed commercial paper.

(i)	Illiquid security.

(z)	Collateralized by:

(1)	U.S. government securities, 1.125% to 2.25%, 1/15/2012 to 11/30/2017, market value including accrued interest is $140,760,001.

(2)	U.S. government securities, 1.875% to 3.25%, 6/30/2015 to 12/31/2016, market value including accrued interest is $224,400,001.

(3)	U.S. government securities, 0.00% to 8.125%, 12/31/2010 to 5/15/2021, market value including accrued interest is $123,420,004.

(4)	U.S. government securities, 0.00% to 6.00%, 6/15/2034 to 9/1/2040, market value including accrued interest is $124,630,000.

(5)	U.S. government securities, 2.704% to 7.00%, 2/1/2017 to 11/20/2040, market value including accrued interest is $93,730,000.

(6)	U.S. government securities, 0.00% to 7.00%, 2/15/2011 to 12/1/2047, market value including accrued interest is $128,285,257.

(7)	U.S. government securities, 5.00%, 7/20/2040 to 8/20/2040, market value including accrued interest is $158,620,000.

(8)	U.S. government securities, 0.00% to 0.32%, 12/3/2010 to 2/7/2011, market value including accrued interest is $117,300,882.

(9)	Commercial Papers and U.S. government securities, 0.35% to 6.00%, 12/3/2010 to 11/1/2040, market value including accrued interest is $36,760,712.

(10)	U.S. government securities, 3.50%, 11/1/2040, market value including accrued interest is $15,656,000.

(11)	U.S. government securities, 3.50% to 7.00%, 3/10/1930 to 12/1/2040, market value including accrued interest is $38,110,163.

(12)	U.S. government securities, 1.25% to 3.875%, 1/15/2011 to 2/15/2040, market value including accrued interest is $59,161,101.

(13)	U.S. government securities, 1.88% to 7.00%, 7/1/2017 to 12/1/2047, market value including accrued interest is $95,790,000.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

16

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
GOVERNMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Agency Notes — Discount: 8.84%

Federal Farm Credit Bank: 0.05%
$15,000,000	FFCB^	0.25%	12/15/2010	$14,998,425

Federal Home Loan Bank: 0.36%
100,000,000	FHLB^	0.25	01/19/2011	99,965,972

Federal Home Loan Mortgage Corporation: 4.27%
200,000,000	FHLMC^	0.24	01/24/2011	199,928,000
300,000,000	FHLMC^	0.24	01/31/2011	299,877,999
250,000,000	FHLMC^	0.23	04/05/2011	249,800,347
200,000,000	FHLMC^	0.25	05/24/2011	199,758,333
250,000,000	FHLMC^	0.25	05/26/2011	249,694,444

				1,199,059,123

Federal National Mortgage Association: 4.16%
175,000,000	FNMA^	0.24	12/20/2010	174,976,910
125,000,000	FNMA^	0.24	12/21/2010	124,982,639
198,142,000	FNMA^	0.26	01/12/2011	198,079,585
200,000,000	FNMA^	0.26	01/18/2011	199,928,000
172,614,000	FNMA^	0.24	01/19/2011	172,556,598
100,000,000	FNMA^	0.22	01/20/2011	99,969,444
200,000,000	FNMA^	0.27	02/01/2011	199,907,000

				1,170,400,176

Total Agency Notes — Discount (Cost $2,484,423,696)				2,484,423,696

Agency Notes — Interest Bearing: 14.97%

Federal Farm Credit Bank: 4.01%
43,800,000	FFCB	3.75	12/06/2010	43,821,207
75,000,000	FFCB±§	0.07	12/17/2010	74,995,269
13,500,000	FFCB	0.45	01/12/2011	13,502,825
8,000,000	FFCB	0.35	02/01/2011	8,000,971
37,430,000	FFCB	4.88	02/18/2011	37,802,202
50,000,000	FFCB±§	0.21	03/22/2011	50,000,000
16,200,000	FFCB±§	0.34	05/18/2011	16,211,383
50,000,000	FFCB±§	0.17	06/07/2011	49,994,114
225,000,000	FFCB±§	0.17	06/23/2011	224,983,218
236,000,000	FFCB±§	0.17	06/28/2011	235,978,970
200,000,000	FFCB±§	0.25	10/07/2011	200,035,555
145,000,000	FFCB±§	0.17	01/25/2012	144,867,399
26,500,000	FFCB±§	0.14	02/22/2012	26,464,259

				1,126,657,372

Federal Home Loan Bank: 6.85%
250,000,000	FHLB	0.26	01/14/2011	249,992,168
250,000,000	FHLB	0.26	01/14/2011	249,992,143
2,800,000	FHLB±§	0.19	05/02/2011	2,800,000
250,000,000	FHLB±§	0.20	05/25/2011	249,975,962
160,000,000	FHLB±§	0.15	06/07/2011	159,966,447
165,000,000	FHLB±§	0.16	07/20/2011	164,967,888
150,000,000	FHLB±§	0.16	07/25/2011	149,965,462
150,000,000	FHLB±§	0.16	07/28/2011	149,965,023
150,000,000	FHLB±§	0.16	08/12/2011	149,957,916
150,000,000	FHLB±§	0.25	11/07/2011	149,943,167
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
GOVERNMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal Home Loan Bank (continued)
$250,000,000	FHLB±§	0.18%	02/28/2012	$249,892,165

				1,927,418,341

Federal Home Loan Mortgage Corporation: 2.56%
15,000,000	FHLMC	1.50	01/07/2011	15,018,266
128,365,000	FHLMC±§	0.34	01/28/2011	128,390,627
65,000,000	FHLMC	3.25	02/25/2011	65,458,232
288,000,000	FHLMC±§	0.36	03/09/2011	288,065,046
50,000,000	FHLMC±§	0.22	09/26/2011	49,997,886
23,007,000	FHLMC±§	0.17	02/02/2012	22,985,258
150,000,000	FHLMC±§	0.23	05/11/2012	149,891,755

				719,807,070

Federal National Mortgage Association: 1.55%
285,085,000	FNMA	1.75	03/23/2011	286,413,462
150,000,000	FNMA±§	0.16	08/11/2011	149,947,643

				436,361,105

Total Agency Notes — Interest Bearing (Cost $4,210,243,888)				4,210,243,888

Agency Securities: 21.55%

Federal Farm Credit Bank: 2.90%
100,000,000	FFCB^	0.17	03/22/2011	99,947,583
50,000,000	FFCB^	0.19	05/25/2011	49,953,819
23,000,000	FFCB^	0.19	05/31/2011	22,978,029
25,000,000	FFCB^	0.19	06/01/2011	24,975,986
25,000,000	FFCB^	0.19	06/02/2011	24,975,854
43,000,000	FFCB^	0.20	02/02/2011	42,984,950
20,000,000	FFCB^	0.20	04/20/2011	19,984,444
40,000,000	FFCB^	0.20	06/27/2011	39,952,622
100,000,000	FFCB^	0.21	06/13/2011	99,886,833
200,000,000	FFCB±§	0.22	03/14/2012	199,960,045
88,525,000	FFCB±§	0.24	08/13/2012	88,479,416
50,000,000	FFCB±§	0.26	02/13/2012	50,006,014
50,120,000	FFCB	3.00	03/03/2011	50,480,847

				814,566,442

Federal Home Loan Bank: 5.94%
200,000,000	FHLB^	0.16	01/07/2011	199,967,111
101,600,000	FHLB^	0.18	02/24/2011	101,556,820
100,000,000	FHLB^	0.19	03/14/2011	99,945,639
253,665,000	FHLB^	0.19	02/25/2011	253,548,813
150,000,000	FHLB	0.20	04/20/2011	149,987,065
251,400,000	FHLB±§	0.26	10/13/2011	251,479,229
150,000,000	FHLB	0.31	12/09/2010	150,004,171
65,000,000	FHLB	0.38	03/18/2011	65,033,257
101,250,000	FHLB	0.70	04/18/2011	101,431,202
18,000,000	FHLB	0.75	03/18/2011	18,029,107
126,000,000	FHLB	2.63	05/20/2011	127,426,790
150,000,000	FHLB	4.75	01/18/2011	150,884,094

				1,669,293,298

Federal Home Loan Mortgage Corporation: 3.99%
200,000,000	FHLMC^	0.19	04/04/2011	199,869,112
23,000,000	FHLMC±§	0.15	02/01/2011	22,998,285
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
GOVERNMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Federal Home Loan Mortgage Corporation (continued)
$165,116,000	FHLMC^	0.16%	03/07/2011	$165,043,349
100,000,000	FHLMC^	0.19	04/06/2011	99,933,500
145,000,000	FHLMC±§	0.20	05/04/2011	144,984,118
65,910,000	FHLMC^	0.20	02/28/2011	65,877,411
174,000,000	FHLMC^	0.20	03/21/2011	173,891,008
250,000,000	FHLMC	1.02	03/30/2011	250,685,431

				1,123,282,214

Federal National Mortgage Association: 8.72%
250,000,000	FNMA±§	0.16	07/27/2011	249,892,350
250,000,000	FNMA^	0.17	02/03/2011	249,924,444
249,000,000	FNMA^	0.17	04/01/2011	248,853,540
250,000,000	FNMA^	0.18	12/15/2010	249,981,528
250,000,000	FNMA^	0.18	02/14/2011	249,906,250
100,000,000	FNMA^	0.18	02/16/2011	99,961,500
200,000,000	FNMA^	0.18	02/17/2011	199,922,000
150,000,000	FNMA^	0.19	03/14/2011	149,918,458
100,000,000	FNMA±§	0.27	11/23/2012	99,940,020
100,000,000	FNMA±§	0.28	09/17/2012	99,963,745
150,000,000	FNMA±§	0.28	10/18/2012	149,942,864
401,000,000	FNMA	4.50	02/15/2011	404,535,909

				2,452,742,608

Total Agency Securities (Cost $6,059,884,562)				6,059,884,562

Corporate Bonds & Notes: 3.35%

Financials: 3.35%

Capital Markets: 0.52%
146,705,000	Goldman Sachs Group Incorporated±§	0.54	11/09/2011	147,146,062

Consumer Finance: 0.84%
235,000,000	American Express Bank FSB±§	1.10	12/10/2010	235,051,523

Diversified Financial Services: 1.99%
34,268,000	Bank of America Corporation±§	1.12	12/02/2011	34,571,479
26,772,000	Citibank NA	1.63	03/30/2011	26,897,980
145,600,000	Citigroup Incorporated±§	0.84	12/09/2010	145,622,447
37,690,000	Citigroup Incorporated	1.38	05/05/2011	37,869,265
150,000,000	General Electric Capital Corporation±§	0.92	12/09/2010	150,026,118
29,030,000	General Electric Capital Corporation	1.63	01/07/2011	29,072,384
19,057,000	General Electric Capital Corporation	1.80	03/11/2011	19,141,610
90,000,000	JPMorgan Chase & Company±§	0.80	12/02/2010	90,001,641
11,800,000	JPMorgan Chase & Company±§	0.36	02/23/2011	11,803,947
14,247,000	State Street Bank and Trust	1.85	03/15/2011	14,314,828

				559,321,699

Total Corporate Bonds & Notes (Cost $941,519,284)				941,519,284

Repurchase Agreements (z): 46.37%
1,000,000,000	Bank of America NA, dated 11/30/2010, maturity value $1,000,006,944 (1)	0.25	12/01/2010	1,000,000,000
125,000,000	Barclays Capital Incorporated, dated 11/30/2010, maturity value $125,000,868 (2)	0.25	12/01/2010	125,000,000
2,050,000,000	Barclays Capital Incorporated, dated 11/30/2010, maturity value $2,050,013,097 (3)	0.23	12/01/2010	2,050,000,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
GOVERNMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Repurchase Agreements (z) (continued)
$250,000,000	BNP Paribas Securities, dated 11/30/2010, maturity value $250,005,000 (4)	0.24%	12/03/2010	$250,000,000
500,000,000	BNP Paribas Securities, dated 11/30/2010, maturity value $500,003,472 (5)	0.25	12/01/2010	500,000,000
850,000,000	BNP Paribas Securities, dated 11/30/2010, maturity value $850,005,431 (6)	0.23	12/01/2010	850,000,000
1,000,000,000	Citibank NA, dated 11/30/2010, maturity value $1,000,007,222 (7)	0.26	12/01/2010	1,000,000,000
150,000,000	Deutsche Bank Securities, dated 11/30/2010, maturity value $150,001,000 (8)	0.24	12/01/2010	150,000,000
435,000,000	Deutsche Bank Securities, dated 11/30/2010, maturity value $435,003,021 (9)	0.25	12/01/2010	435,000,000
1,150,000,000	Goldman Sachs & Company, dated 11/30/2010, maturity value $1,150,007,986 (10)	0.25	12/01/2010	1,150,000,000
100,000,000	Goldman Sachs & Company, dated 11/30/2010, maturity value $100,000,389 (11)	0.14	12/01/2010	100,000,000
250,000,000	Goldman Sachs & Company, dated 11/30/2010, maturity value $250,001,597 (12)	0.23	12/01/2010	250,000,000
250,000,000	Goldman Sachs & Company, dated 11/30/2010, maturity value $250,010,000 (13)	0.24	12/06/2010	250,000,000
250,000,000	Goldman Sachs & Company, dated 11/30/2010, maturity value $250,012,153 (14)	0.25	12/07/2010	250,000,000
750,000,000	JPMorgan Securities, dated 11/30/2010, maturity value $750,005,208 (15)	0.25	12/01/2010	750,000,000
100,000,000	Merrill Lynch Pierce Fenner Smith, dated 11/30/2010, maturity value $100,000,694 (16)	0.25	12/01/2010	100,000,000
125,000,000	Merrill Lynch Pierce Fenner Smith, dated 11/30/2010, maturity value $125,000,799 (17)	0.23	12/01/2010	125,000,000
150,000,000	Morgan Stanley & Company, dated 11/30/2010, maturity value $150,000,875 (18)	0.21	12/01/2010	150,000,000
84,800,000	Morgan Stanley & Company, dated 11/30/2010, maturity value $84,800,542 (19)	0.23	12/01/2010	84,800,000
695,000,000	RBS Securities Incorporated, dated 11/30/2010, maturity value $695,005,019 (20)	0.26	12/01/2010	695,000,000
780,375,000	RBS Securities Incorporated, dated 11/30/2010, maturity value $780,380,203 (21)	0.24	12/01/2010	780,375,000
395,000,000	Societe Generale NY, dated 11/30/2010, maturity value $395,002,743 (22)	0.25	12/01/2010	395,000,000
750,000,000	Societe Generale NY, dated 11/30/2010, maturity value $750,005,000 (23)	0.24	12/01/2010	750,000,000
850,000,000	Societe Generale NY, dated 11/30/2010, maturity value $850,005,431 (24)	0.23	12/01/2010	850,000,000

Total Repurchase Agreements (Cost $13,040,175,000)				13,040,175,000

Commercial Paper: 4.89%
50,000,000	Straight-A Funding LLC^††(p)	0.25	02/04/2011	49,977,431
65,000,000	Straight-A Funding LLC^††(p)	0.25	02/11/2011	64,967,500
46,133,000	Straight-A Funding LLC^††(p)	0.25	12/01/2010	46,133,000
155,454,000	Straight-A Funding LLC^††(p)	0.21	12/07/2010	155,447,523
22,452,000	Straight-A Funding LLC^††(p)	0.22	12/08/2010	22,450,909
22,944,000	Straight-A Funding LLC^††(p)	0.22	12/09/2010	22,942,725
25,000,000	Straight-A Funding LLC^††(p)	0.23	12/10/2010	24,998,438
35,000,000	Straight-A Funding LLC^††(p)	0.23	12/10/2010	34,997,813
60,911,000	Straight-A Funding LLC^††(p)	0.23	12/13/2010	60,905,924
85,000,000	Straight-A Funding LLC^††(p)	0.23	12/14/2010	84,992,326
75,057,000	Straight-A Funding LLC^††(p)	0.23	12/16/2010	75,049,182
75,000,000	Straight-A Funding LLC^††(p)	0.24	12/17/2010	74,991,667
25,000,000	Straight-A Funding LLC^††(p)	0.24	12/21/2010	24,996,528
25,123,000	Straight-A Funding LLC^††(p)	0.24	01/05/2011	25,116,894
50,000,000	Straight-A Funding LLC^††(p)	0.24	01/11/2011	49,985,764
50,000,000	Straight-A Funding LLC^††(p)	0.24	01/13/2011	49,985,069
125,000,000	Straight-A Funding LLC^††(p)	0.26	01/18/2011	124,956,667
20,000,000	Straight-A Funding LLC^††(p)	0.26	01/25/2011	19,992,056
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
GOVERNMENT MONEY MARKET FUND

Principal	Security Name		Interest Rate	Maturity Date	Value
Commercial Paper (continued)
$50,000,000	Straight-A Funding LLC^††(p)		0.26%	02/01/2011	$49,977,611
45,000,000	Straight-A Funding LLC^††(p)		0.26	02/02/2011	44,979,525
50,000,000	Straight-A Funding LLC^††(p)		0.25	02/04/2011	49,977,431
117,084,000	Straight-A Funding LLC^††(p)		0.25	02/07/2011	117,028,710
50,000,000	Straight-A Funding LLC^††(p)		0.25	02/08/2011	49,976,045
50,000,000	Straight-A Funding LLC^††(p)		0.25	02/10/2011	49,975,347

Total Commercial Paper (Cost $1,374,802,085)					1,374,802,085

Total Investments in Securities (Cost $28,111,048,515)*		99.97%			28,111,048,515

Other Assets and Liabilities, Net		0.03			8,379,790

Total Net Assets		100.00%			$28,119,428,305

^	Zero coupon security. Rate represents yield to maturity.

±	Variable rate investments.

§	These securities are subject to a demand feature which reduces the effective maturity.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(p)	Asset-backed commercial paper.

(z)	Collateralized by:

(1)	U.S. government securities, 2.686% to 6.00%, 11/1/2033 to 5/1/2038, market value including accrued interest is $1,030,000,000.

(2)	U.S. government securities, 1.875% to 3.25%, 6/30/2015 to 12/31/2016, market value including accrued interest is $127,500,001.

(3)	U.S. government securities, 1.125% to 2.25%, 1/15/2012 to 11/30/2017, market value including accrued interest is $2,091,000,018.

(4)	U.S. government securities, 3.533% to 6.00%, 10/1/2025 to 8/15/2040, market value including accrued interest is $257,500,001.

(5)	U.S. government securities, 0.00% to 6.00%, 6/15/2034 to 9/1/2040, market value including accrued interest is $515,000,000.

(6)	U.S. government securities, 0.00% to 8.125%, 12/31/2010 to 5/15/2021, market value including accrued interest is $867,000,030.

(7)	U.S. government securities, 3.00% to 7.50%, 2/1/2011 to 9/1/2050, market value including accrued interest is $1,030,000,000.

(8)	U.S. government securities, 3.625%, 2/15/2020, market value including accrued interest is $153,000,014.

(9)	U.S. government securities, 0.00% to 7.00%, 2/15/2011 to 12/1/2047, market value including accrued interest is $447,865,867.

(10)	U.S. government securities, 1.75% to 6.50%, 2/1/2019 to 1/15/2045, market value including accrued interest is $1,184,500,001.

(11)	U.S. government securities, 4.25% to 6.825, 8/15/2025 to 11/15/2040, market value including accrued interest is $102,000,110.

(12)	U.S. government securities, 5.00% to 6.00%, 7/15/2039 to 12/15/2039, market value including accrued interest is $257,500,001.

(13)	U.S. government securities, 4.50% to 6.00%, 12/15/2039 to 10/20/2040, market value including accrued interest is $257,500,000.

(14)	U.S. government securities, 5.00%, 7/20/2040 to 8/20/2040, market value including accrued interest is $257,500,000.

(15)	U.S. government securities, 0.00% to 0.32%, 12/3/2010 to 2/7/2011, market value including accrued interest is $772,500,544.

(16)	U.S. government securities, 4.00% to 4.50%, 9/1/2040 to 11/1/2040, market value including accrued interest is $103,000,000.

(17)	U.S. government security, 1.875%, 6/15/2012, market value including accrued interest is $127,500,010.

(18)	U.S. government securities, 1.75%, 7/31/2015, market value including accrued interest is $153,000,006.

(19)	U.S. government securities, 3.50%, 11/1/2040, market value including accrued interest is $87,344,000.

(20)	U.S. government securities, 3.50% to 7.00%, 3/10/1930 to 12/1/2040, market value including accrued interest is $715,853,060.

(21)	U.S. government securities, 1.25% to 3.875%, 1/15/2011 to 2/15/2040, market value including accrued interest is $795,983,865.

(22)	U.S. government securities, 1.88% to 7.00%, 7/1/2017 to 12/1/2047, market value including accrued interest is $406,850,000.

(23)	U.S. government securities, 1.88% to 7.00%, 7/1/2017 to 12/1/2047, market value including accrued interest is $772,500,001

(24)	U.S. government securities, 1.875 to 3.375%, 6/30/2013 to 7/15/2015, market value including accrued interest is $867,000,004.

*	Cost for federal income tax purposes is substantially the same as for financial purposes.
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
HERITAGE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Agency Notes — Interest Bearing: 0.28%

Federal Home Loan Mortgage Corporation: 0.28%
$115,000,000	FHLMC±§	0.17%	02/02/2012	$114,891,458

Total Agency Notes — Interest Bearing (Cost $114,891,458)				114,891,458

Certificates of Deposit: 12.97%
290,000,000	Abbey National Treasury Services±§	0.28	02/14/2011	290,000,000
115,000,000	Abbey National Treasury Services	0.29	12/10/2010	115,000,000
38,000,000	Abbey National Treasury Services	0.52	12/30/2010	37,999,998
6,000,000	Abbey National Treasury Services	0.68	12/29/2010	6,001,163
36,000,000	Abbey National Treasury Services	0.90	01/19/2011	36,016,593
39,250,000	Abbey National Treasury Services	0.90	01/24/2011	39,262,881
57,000,000	ASB Finance Limited (London)±§††	0.33	01/25/2011	57,000,000
136,000,000	ASB Finance Limited (London)±§††	0.40	09/02/2011	136,000,000
79,400,000	Banco Bilbao Vizcaya Argentaria (New York)±§	0.51	06/28/2011	79,400,000
114,000,000	Banco Del Estado De Chile plc	0.30	12/07/2010	114,000,000
413,000,000	Bank of Tokyo-Mitsubishi LLC	0.25	12/06/2010	413,000,000
102,000,000	Barclays Bank plc±§	0.50	01/21/2011	102,000,000
86,000,000	Barclays Bank plc±§	0.57	07/22/2011	86,000,000
136,500,000	Barclays Bank plc±§	0.61	04/29/2011	136,500,000
86,000,000	Barclays Bank plc±§	0.75	10/24/2011	86,000,000
173,000,000	Barclays Bank plc±§	0.80	08/12/2011	173,000,000
59,000,000	Credit Agricole	0.25	12/27/2010	59,000,000
20,000,000	Credit Agricole	0.30	12/01/2010	20,000,000
27,000,000	Credit Agricole	0.30	12/28/2010	27,000,000
76,000,000	Credit Agricole	0.30	12/31/2010	76,000,000
24,000,000	Dexia Credit Local SA	0.45	12/01/2010	24,000,000
89,000,000	Dexia Credit Local SA	0.45	12/02/2010	89,000,000
53,500,000	Dexia Credit Local SA	0.45	12/03/2010	53,500,000
87,000,000	Dexia Credit Local SA	0.45	12/06/2010	87,000,000
27,000,000	Dexia Credit Local SA	0.45	12/07/2010	27,000,000
91,000,000	Dexia Credit Local SA	0.45	12/08/2010	91,000,000
222,000,000	Dexia Credit Local SA±§	0.50	11/03/2011	222,000,000
105,000,000	DG Bank (New York)	0.35	12/17/2010	105,000,000
64,000,000	DG Bank (New York)	0.35	01/18/2011	64,000,000
113,000,000	DG Bank (New York)	0.40	02/16/2011	113,000,000
126,000,000	National Bank of Canada±§	0.39	09/21/2011	126,000,000
224,000,000	National Bank of Canada±§	0.42	10/07/2011	224,000,000
62,500,000	Natixis Corporation	0.26	12/06/2010	62,500,000
11,000,000	Natixis Corporation	0.42	12/30/2010	11,000,353
224,000,000	Natixis Corporation±§	0.44	01/07/2011	224,000,000
26,500,000	Natixis Corporation	0.50	02/02/2011	26,502,314
135,000,000	Natixis Corporation±§	0.59	02/04/2011	135,000,000
155,000,000	Nordea Bank Finland plc (New York)	0.27	12/27/2010	155,000,000
50,000,000	Rabobank Nederland NV (New York)±§	0.25	01/06/2011	50,000,000
80,000,000	Rabobank Nederland NV (New York)±§	0.25	01/07/2011	80,000,000
108,000,000	Rabobank Nederland NV (New York)±§	0.33	10/21/2011	108,000,000
131,000,000	Rabobank Nederland NV (New York)±§	0.33	12/06/2011	131,000,000
87,000,000	Rabobank Nederland NV (New York)	0.34	03/31/2011	87,000,000
236,000,000	Royal Bank of Scotland plc±§	0.74	04/26/2011	236,000,000
36,000,000	Societe Generale (New York)±§	0.35	02/22/2011	36,000,000
245,000,000	Societe Generale (New York)±§	0.54	08/12/2011	245,000,000
75,000,000	Societe Generale (New York)±§	1.49	05/05/2011	75,000,000
181,000,000	Standard Chartered Bank	0.30	02/28/2011	181,000,000
190,000,000	TD Bank Financial Group±§	0.25	02/04/2011	190,001,074

Total Certificates of Deposit (Cost $5,347,684,376)				5,347,684,376

Commercial Paper: 45.74%
30,000,000	Acts Retirement-Life Communities Incorporated^	0.27	12/28/2010	29,993,700
27,000,000	Amsterdam Funding Corporation^††(p)	0.29	02/22/2011	26,981,948
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
HERITAGE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Commercial Paper (continued)
$39,080,000	Antalis US Funding Corporation^††(p)	0.26%	12/07/2010	$39,078,046
22,540,000	Antalis US Funding Corporation^††(p)	0.27	12/09/2010	22,538,497
38,515,000	Antalis US Funding Corporation^††(p)	0.28	12/16/2010	38,510,186
8,330,000	Antalis US Funding Corporation^††(p)	0.31	01/07/2011	8,327,260
43,740,000	Antalis US Funding Corporation^††(p)	0.32	01/28/2011	43,717,256
23,000,000	Antalis US Funding Corporation^††(p)	0.34	12/14/2010	22,996,927
7,420,000	Antalis US Funding Corporation^††(p)	0.35	12/17/2010	7,418,780
25,000,000	Antalis US Funding Corporation^††(p)	0.35	12/20/2010	24,995,118
19,000,000	Antalis US Funding Corporation^††(p)	0.40	12/03/2010	18,999,683
280,000,000	ANZ National (International) Limited±§††	0.34	01/11/2011	280,000,000
120,000,000	ANZ National (International) Limited±§††	0.39	09/13/2011	120,000,000
55,000,000	Arabella Finance LLC^††(p)	0.48	12/20/2010	54,985,486
67,000,000	Arabella Finance LLC^††(p)	0.48	12/21/2010	66,981,389
31,000,000	Arabella Finance LLC^††(p)	0.53	12/22/2010	30,990,054
21,000,000	Arabella Finance LLC^††(p)	0.53	12/27/2010	20,991,658
84,000,000	Arabella Finance LLC^††(p)	0.53	12/29/2010	83,964,067
63,000,000	Argento Funding Companies Limited^††(p)	0.28	12/08/2010	62,996,080
31,000,000	Argento Funding Companies Limited^††(p)	0.30	12/16/2010	30,995,867
55,600,000	Argento Funding Companies Limited^††(p)	0.31	12/20/2010	55,590,316
30,000,000	Argento Funding Companies Limited^††(p)	0.31	01/11/2011	29,989,067
11,000,000	Argento Funding Companies Limited^††(p)	0.32	02/02/2011	10,993,840
40,000,000	Argento Funding Companies Limited^††(p)	0.32	02/03/2011	39,977,244
65,000,000	Argento Funding Companies Limited^††(p)	0.37	02/23/2011	64,943,883
123,000,000	Argento Funding Companies Limited^††(p)	0.37	02/24/2011	122,892,546
137,000,000	Argento Funding Companies Limited^††(p)	0.37	02/25/2011	136,878,907
28,000,000	Argento Funding Companies Limited^††(p)	0.37	03/01/2011	27,974,100
42,000,000	ASB Finance Limited (London)±§††	0.33	02/01/2011	41,987,746
51,000,000	ASB Finance Limited (London)±§††	0.34	01/27/2011	50,986,561
118,000,000	ASB Finance Limited (London)±§††	0.35	01/10/2011	118,000,000
105,000,000	ASB Finance Limited (London)±§††	0.36	01/12/2011	104,999,394
44,500,000	ASB Finance Limited (London)±§††	0.38	12/08/2010	44,500,089
88,000,000	ASB Finance Limited (London)±§††	0.38	12/13/2010	88,000,294
44,500,000	ASB Finance Limited (London)±§††	0.42	04/18/2011	44,501,670
22,000,000	Aspen Funding Corporation^††(p)	0.26	12/10/2010	21,998,433
50,000,000	Aspen Funding Corporation^††(p)	0.26	12/22/2010	49,992,125
19,107,000	Aspen Funding Corporation^††(p)	0.27	12/14/2010	19,104,999
27,000,000	Aspen Funding Corporation^††(p)	0.30	02/28/2011	26,979,975
29,000,000	Atlantic Asset Securitization Corporation^††(p)	0.14	12/02/2010	28,999,774
39,100,000	Atlantic Asset Securitization Corporation^††(p)	0.19	12/03/2010	39,099,392
60,000,000	Atlantic Asset Securitization Corporation^††(p)	0.22	12/08/2010	59,997,083
49,900,000	Atlantic Asset Securitization Corporation^††(p)	0.25	12/09/2010	49,896,895
71,000,000	Atlantic Asset Securitization Corporation^††(p)	0.30	03/01/2011	70,946,750
22,000,000	Autobahn Funding Company LLC^††(p)	0.29	12/14/2010	21,997,537
12,957,000	Autobahn Funding Company LLC^††(p)	0.34	01/18/2011	12,950,953
19,000,000	Autobahn Funding Company LLC^††(p)	0.35	02/15/2011	18,985,961
95,800,000	Axis Bank Limited^	0.67	04/25/2011	95,541,473
95,000,000	Banco Bilbao Vicaya^††	0.21	12/03/2010	94,998,311
305,000,000	Banco Bilbao Vicaya^††	0.32	12/01/2010	305,000,000
114,000,000	Bank of Nova Scotia^	0.23	12/14/2010	113,989,708
113,000,000	Bank of Nova Scotia^	0.23	12/16/2010	112,988,229
113,000,000	Bank of Nova Scotia^	0.24	12/22/2010	112,983,521
124,862,000	Barton Capital Corporation^††(p)	0.26	12/13/2010	124,850,347
10,000,000	Barton Capital Corporation^††(p)	0.26	12/14/2010	9,998,989
59,500,000	Barton Capital Corporation^††(p)	0.26	12/16/2010	59,493,058
43,562,000	Barton Capital Corporation^††(p)	0.27	02/03/2011	43,541,090
38,000,000	Barton Capital Corporation^††(p)	0.28	02/01/2011	37,981,676
34,084,000	Barton Capital Corporation^††(p)	0.28	02/02/2011	34,067,299
68,049,000	Beethoven Funding Corporation^††(p)	0.42	12/01/2010	68,049,000
47,000,000	BG Energy Finance Incorporated^††	0.28	12/21/2010	46,992,428
60,000,000	BGL BNP Paribas SA^	0.27	12/20/2010	59,991,133
79,000,000	BGL BNP Paribas SA^	0.33	03/15/2011	78,924,687
154,000,000	BGL BNP Paribas SA^	0.34	12/27/2010	153,961,072
53,000,000	BNZ International Funding Limited±§††	0.27	12/07/2010	52,997,262
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
HERITAGE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Commercial Paper (continued)
$104,000,000	BNZ International Funding Limited±§††	0.40%	09/01/2011	$104,003,219
10,000,000	BNZ International Funding Limited±§††	0.40	10/07/2011	9,999,972
44,000,000	BNZ International Funding Limited±§††	0.41	10/12/2011	44,001,909
125,000,000	BPCE SA^††	0.36	03/10/2011	124,876,250
22,500,000	BPCE SA^††	0.45	12/01/2010	22,500,000
49,000,000	Cancara Asset Securitisation LLC^††(p)	0.14	12/02/2010	48,999,628
55,000,000	Cancara Asset Securitisation LLC^††(p)	0.17	12/03/2010	54,999,237
29,500,000	Cancara Asset Securitisation LLC^††(p)	0.23	12/10/2010	29,498,156
97,000,000	Cancara Asset Securitisation LLC^††(p)	0.28	01/14/2011	96,965,619
46,000,000	Cancara Asset Securitisation LLC^††(p)	0.28	01/19/2011	45,981,843
122,000,000	Cancara Asset Securitisation LLC^††(p)	0.30	01/13/2011	121,954,826
65,000,000	Cancara Asset Securitisation LLC^††(p)	0.30	02/08/2011	64,962,625
46,000,000	Cancara Asset Securitisation LLC^††(p)	0.30	02/16/2011	45,970,483
200,000,000	Cancara Asset Securitisation LLC^††(p)	0.30	02/22/2011	199,861,667
42,000,000	Cancara Asset Securitisation LLC^††(p)	0.30	03/02/2011	41,968,150
17,000,000	Chariot Funding LLC^††(p)	0.18	12/03/2010	16,999,745
71,000,000	Chariot Funding LLC^††(p)	0.23	12/06/2010	70,997,338
100,000,000	Chariot Funding LLC^††(p)	0.23	12/16/2010	99,989,583
46,000,000	Chariot Funding LLC^††(p)	0.25	12/13/2010	45,995,860
31,768,000	Chariot Funding LLC^††(p)	0.26	12/20/2010	31,763,473
35,800,000	Chariot Funding LLC^††(p)	0.59	12/14/2010	35,796,510
49,000,000	Charta LLC^††(p)	0.14	12/02/2010	48,999,619
15,500,000	Charta LLC^††(p)	0.22	12/09/2010	15,499,139
46,000,000	Charta LLC^††(p)	0.25	12/08/2010	45,997,496
28,000,000	Charta LLC^††(p)	0.28	01/12/2011	27,990,527
30,000,000	Charta LLC^††(p)	0.29	01/03/2011	29,991,750
14,000,000	Charta LLC^††(p)	0.29	02/01/2011	13,993,008
32,000,000	Charta LLC^††(p)	0.29	02/15/2011	31,980,409
39,000,000	Charta LLC^††(p)	0.29	02/18/2011	38,975,181
75,000,000	Charta LLC^††(p)	0.29	02/23/2011	74,949,250
10,000,000	Ciesco LLC^††(p)	0.29	02/15/2011	9,993,878
43,000,000	Citibank Credit Card Issuance Trust^††(p)	0.14	12/02/2010	42,999,666
57,430,000	Citibank Credit Card Issuance Trust^††(p)	0.25	12/09/2010	57,426,427
10,200,000	Citibank Credit Card Issuance Trust^††(p)	0.28	12/14/2010	10,198,895
94,000,000	Citibank Credit Card Issuance Trust^††(p)	0.28	12/28/2010	93,979,555
72,000,000	Citibank Credit Card Issuance Trust^††(p)	0.28	12/29/2010	71,983,760
20,000,000	Clipper Receivables Company^††(p)	0.26	12/16/2010	19,997,667
11,000,000	Clipper Receivables Company^††(p)	0.27	12/01/2010	11,000,000
25,000,000	Compass Securitisation LLC^††(p)	0.34	12/07/2010	24,998,333
36,000,000	Concord Minutemen Capital Company^††(p)	0.25	12/02/2010	35,999,500
43,000,000	Concord Minutemen Capital Company^††(p)	0.37	12/15/2010	42,993,311
31,000,000	Concord Minutemen Capital Company^††(p)	0.39	12/28/2010	30,990,700
188,000,000	Concord Minutemen Capital Company^††(p)	0.43	12/21/2010	187,952,500
41,000,000	Concord Minutemen Capital Company^††(p)	0.47	12/17/2010	40,990,889
8,000,000	Concord Minutemen Capital Company^††(p)	0.49	01/04/2011	7,996,222
33,500,000	CRC Funding LLC^††(p)	0.23	12/06/2010	33,498,720
26,000,000	CRC Funding LLC^††(p)	0.24	12/08/2010	25,998,610
16,000,000	CRC Funding LLC^††(p)	0.29	01/05/2011	15,995,333
9,000,000	CRC Funding LLC^††(p)	0.29	01/24/2011	8,996,085
30,000,000	CRC Funding LLC^††(p)	0.29	02/09/2011	29,983,083
17,000,000	Crown Point Capital Company^††(p)	0.25	12/02/2010	16,999,764
28,000,000	Crown Point Capital Company^††(p)	0.33	12/03/2010	27,999,222
14,000,000	Crown Point Capital Company^††(p)	0.37	12/15/2010	13,997,822
44,500,000	Crown Point Capital Company^††(p)	0.38	12/16/2010	44,492,583
80,000,000	Crown Point Capital Company^††(p)	0.39	12/28/2010	79,976,000
67,000,000	Crown Point Capital Company^††(p)	0.44	12/08/2010	66,993,486
60,000,000	Crown Point Capital Company^††(p)	0.45	12/09/2010	59,993,333
102,000,000	Crown Point Capital Company^††(p)	0.45	12/10/2010	101,987,375
16,000,000	Crown Point Capital Company^††(p)	0.47	12/17/2010	15,996,444
20,000,000	Crown Point Capital Company^††(p)	0.49	01/04/2011	19,990,556
29,000,000	Crown Point Capital Company^††(p)	0.50	12/01/2010	29,000,000
140,000,000	Danske Corporation^††	0.30	01/21/2011	139,938,517
301,950,000	Danske Corporation^††	0.32	02/11/2011	301,756,752
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
HERITAGE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Commercial Paper (continued)
$64,000,000	Danske Corporation^††	0.38%	12/10/2010	$63,993,280
50,000,000	Danske Corporation^††	0.40	12/17/2010	49,990,667
45,000,000	Ebbets Funding LLC^††(p)	0.47	12/14/2010	44,991,875
52,500,000	Ebbets Funding LLC^††(p)	0.47	12/17/2010	52,488,333
50,500,000	Ebbets Funding LLC^††(p)	0.48	12/10/2010	50,493,309
34,500,000	Ebbets Funding LLC^††(p)	0.48	12/27/2010	34,487,542
18,000,000	ENI Coordination Center SA^††	0.24	12/14/2010	17,998,343
14,000,000	ENI Coordination Center SA^††	0.30	12/22/2010	13,997,468
282,000,000	Erste Finance LLC^††	0.20	12/03/2010	281,995,300
136,000,000	Erste Finance LLC^††	0.30	12/01/2010	136,000,000
46,000,000	Falcon Asset Securitization Company LLC^††(p)	0.25	12/13/2010	45,995,860
110,000,000	Gemini Securitization Corporation LLC^††(p)	0.19	12/03/2010	109,998,289
158,171,000	Gemini Securitization Corporation LLC^††(p)	0.23	12/06/2010	158,164,849
86,000,000	Gemini Securitization Corporation LLC^††(p)	0.25	12/10/2010	85,993,980
15,000,000	Gemini Securitization Corporation LLC^††(p)	0.26	12/13/2010	14,998,600
81,141,000	Gemini Securitization Corporation LLC^††(p)	0.27	12/28/2010	81,123,960
49,900,000	Govco LLC^††(p)	0.23	12/06/2010	49,898,059
23,000,000	Govco LLC^††(p)	0.25	12/09/2010	22,998,569
122,400,000	Govco LLC^††(p)	0.26	12/13/2010	122,388,576
59,500,000	Govco LLC^††(p)	0.26	12/16/2010	59,493,058
119,000,000	Govco LLC^††(p)	0.26	12/17/2010	118,985,191
25,000,000	Govco LLC^††(p)	0.27	12/22/2010	24,995,917
68,000,000	Govco LLC^††(p)	0.27	12/23/2010	67,988,364
63,000,000	Govco LLC^††(p)	0.29	02/18/2011	62,959,908
25,000,000	Grampian Funding LLC^††(p)	0.29	12/07/2010	24,998,583
105,000,000	Grampian Funding LLC^††(p)	0.31	12/13/2010	104,988,100
11,000,000	Grampian Funding LLC^††(p)	0.31	01/20/2011	10,995,111
69,000,000	Grampian Funding LLC^††(p)	0.32	02/02/2011	68,961,360
34,000,000	Grampian Funding LLC^††(p)	0.32	02/03/2011	33,980,658
99,600,000	Grampian Funding LLC^††(p)	0.32	02/08/2011	99,538,912
28,000,000	Grampian Funding LLC^††(p)	0.32	02/11/2011	27,982,080
100,000,000	Grampian Funding LLC^††(p)	0.32	02/16/2011	99,931,556
57,000,000	Grampian Funding LLC^††(p)	0.34	01/10/2011	56,977,833
63,000,000	Grampian Funding LLC^††(p)	0.34	02/18/2011	62,952,995
100,000,000	Grampian Funding LLC^††(p)	0.34	03/03/2011	99,913,111
80,000,000	Grampian Funding LLC^††(p)	0.37	03/10/2011	79,918,600
36,000,000	Grampian Funding LLC^††(p)	0.37	03/11/2011	35,963,000
152,000,000	ING US Funding LLC^	0.30	12/30/2010	151,962,654
30,000,000	ING US Funding LLC^	0.30	02/16/2011	29,980,750
34,250,000	Jupiter Securitization Companies LLC^††(p)	0.18	12/03/2010	34,249,486
44,500,000	Legacy Capital Company^††(p)	0.37	12/14/2010	44,493,572
11,000,000	Legacy Capital Company^††(p)	0.37	12/15/2010	10,998,289
32,000,000	Legacy Capital Company^††(p)	0.38	12/17/2010	31,994,311
32,000,000	Legacy Capital Company^††(p)	0.47	12/16/2010	31,993,333
62,000,000	Lexington Parker Capital^††(p)	0.34	12/07/2010	61,995,867
85,000,000	Lexington Parker Capital^††(p)	0.37	12/13/2010	84,988,667
14,000,000	Lexington Parker Capital^††(p)	0.38	12/17/2010	13,997,511
66,000,000	Lexington Parker Capital^††(p)	0.40	12/01/2010	66,000,000
121,000,000	Lexington Parker Capital^††(p)	0.44	12/08/2010	120,988,236
33,000,000	Lexington Parker Capital^††(p)	0.47	12/16/2010	32,993,125
28,000,000	Lexington Parker Capital^††(p)	0.48	12/21/2010	27,992,222
23,000,000	Liberty Funding LLC^††(p)	0.14	12/02/2010	22,999,821
25,000,000	Liberty Funding LLC^††(p)	0.24	12/07/2010	24,998,833
76,000,000	Liberty Funding LLC^††(p)	0.24	01/04/2011	75,982,056
17,000,000	Liberty Funding LLC^††(p)	0.25	12/10/2010	16,998,810
35,000,000	LMA Americas LLC^††(p)	0.18	12/03/2010	34,999,475
63,300,000	LMA Americas LLC^††(p)	0.27	12/10/2010	63,295,253
42,000,000	LMA Americas LLC^††(p)	0.27	01/12/2011	41,986,280
25,000,000	LMA Americas LLC^††(p)	0.28	12/30/2010	24,994,160
8,000,000	LMA Americas LLC^††(p)	0.29	01/27/2011	7,996,327
43,000,000	LMA Americas LLC^††(p)	0.30	01/25/2011	42,980,292
27,000,000	LMA Americas LLC^††(p)	0.31	02/28/2011	26,979,308
46,470,000	Los Angeles Department of Airport^	0.27	01/12/2011	46,454,820
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
HERITAGE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Commercial Paper (continued)
$35,000,000	Matchpoint Master Trust^††(p)	0.25%	12/14/2010	$34,996,588
154,938,000	Matchpoint Master Trust^††(p)	0.25	12/16/2010	154,920,569
85,000,000	Matchpoint Master Trust^††(p)	0.26	12/29/2010	84,982,150
43,813,000	Matchpoint Master Trust^††(p)	0.30	02/14/2011	43,785,617
12,600,000	MetLife Short Term Funding LLC^††(p)	0.28	12/27/2010	12,597,361
41,000,000	MetLife Short Term Funding LLC^††(p)	0.28	12/28/2010	40,991,083
104,000,000	MetLife Short Term Funding LLC^††(p)	0.28	12/29/2010	103,976,542
27,000,000	MetLife Short Term Funding LLC^††(p)	0.28	02/07/2011	26,985,720
56,000,000	MetLife Short Term Funding LLC^††(p)	0.29	01/04/2011	55,984,133
52,000,000	MetLife Short Term Funding LLC^††(p)	0.29	01/14/2011	51,980,933
43,000,000	MetLife Short Term Funding LLC^††(p)	0.30	01/25/2011	42,980,292
15,000,000	Metropolitan Transportation Authority	0.32	03/01/2011	15,000,000
40,000,000	Metropolitan Transportation Authority	0.30	02/02/2011	40,000,000
50,000,000	Mont Blanc Capital Corporation^††(p)	0.25	12/09/2010	49,996,840
22,000,000	Mont Blanc Capital Corporation^††(p)	0.29	01/25/2011	21,990,253
58,000,000	Mont Blanc Capital Corporation^††(p)	0.30	02/14/2011	57,963,750
25,000,000	Mont Blanc Capital Corporation^††(p)	0.30	02/16/2011	24,983,958
93,000,000	Natexis Banques Populaires^	0.36	12/23/2010	92,978,403
43,500,000	Nationwide Building Society^††	0.33	01/10/2011	43,483,567
43,500,000	Nationwide Building Society^††	0.33	01/12/2011	43,482,745
61,000,000	Nationwide Building Society^††	0.35	02/01/2011	60,963,231
16,500,000	Nationwide Building Society^††	0.35	02/04/2011	16,489,573
69,000,000	Nationwide Building Society^††	0.35	03/02/2011	68,938,954
50,000,000	Nationwide Building Society^††	0.35	03/21/2011	49,946,528
20,000,000	Nationwide Building Society^††	0.39	12/15/2010	19,996,733
200,000,000	Nationwide Building Society^††	0.35	03/23/2011	199,782,222
34,000,000	Newport Funding Corporation^††(p)	0.26	12/21/2010	33,994,900
31,000,000	Newport Funding Corporation^††(p)	0.30	02/22/2011	30,978,558
30,000,000	Nieuw Amsterdam Receivables Corporation^††(p)	0.24	12/07/2010	29,998,600
45,000,000	Nieuw Amsterdam Receivables Corporation^††(p)	0.27	01/10/2011	44,986,000
70,000,000	Nieuw Amsterdam Receivables Corporation^††(p)	0.27	01/13/2011	69,976,589
26,000,000	Nieuw Amsterdam Receivables Corporation^††(p)	0.27	01/14/2011	25,991,102
47,125,000	Nieuw Amsterdam Receivables Corporation^††(p)	0.27	01/19/2011	47,107,040
63,000,000	Nieuw Amsterdam Receivables Corporation^††(p)	0.27	01/20/2011	62,975,500
89,000,000	Nieuw Amsterdam Receivables Corporation^††(p)	0.29	01/21/2011	88,962,175
21,000,000	Nieuw Amsterdam Receivables Corporation^††(p)	0.30	02/02/2011	20,988,975
26,000,000	Nieuw Amsterdam Receivables Corporation^††(p)	0.30	03/01/2011	25,980,500
84,000,000	Nieuw Amsterdam Receivables Corporation^††(p)	0.31	01/27/2011	83,958,770
37,000,000	Ranger Funding Company LLC^††(p)	0.26	12/01/2010	37,000,000
96,000,000	RBS Holdings USA Incorporated^††	0.39	02/11/2011	95,925,120
165,521,000	Regency Markets #1 LLC^††(p)	0.17	12/03/2010	165,518,702
47,391,000	Regency Markets #1 LLC^††(p)	0.25	12/17/2010	47,385,313
33,485,000	Rhein-Main Security Limited^††(p)	0.43	12/15/2010	33,479,010
90,117,000	Rhein-Main Security Limited^††(p)	0.47	01/10/2011	90,068,717
5,000,000	Rhein-Main Security Limited^††(p)	0.51	01/18/2011	4,996,533
18,976,000	Rhein-Main Security Limited^††(p)	0.51	01/31/2011	18,959,280
12,000,000	Rhein-Main Security Limited^††(p)	0.51	02/15/2011	11,986,827
56,370,000	Rhein-Main Security Limited^††(p)	0.52	02/18/2011	56,305,676
30,000,000	Rheingold Securitization^††(p)	0.50	01/12/2011	29,982,150
30,135,000	Rheingold Securitization^††(p)	0.51	01/18/2011	30,114,106
96,000,000	Rheingold Securitization^††(p)	0.51	01/25/2011	95,923,733
45,000,000	Rheingold Securitization^††(p)	0.51	02/16/2011	44,949,950
89,020,000	Rheingold Securitization^††(p)	0.52	02/18/2011	88,918,418
24,000,000	Royal Park Investments Funding Corporation^††(p)	0.28	12/21/2010	23,996,133
37,000,000	Royal Park Investments Funding Corporation^††(p)	0.28	01/19/2011	36,985,395
25,000,000	Royal Park Investments Funding Corporation^††(p)	0.30	01/05/2011	24,992,465
125,000,000	Royal Park Investments Funding Corporation^††(p)	0.30	01/06/2011	124,961,250
15,000,000	Royal Park Investments Funding Corporation^††(p)	0.30	01/14/2011	14,994,317
69,000,000	Royal Park Investments Funding Corporation^††(p)	0.30	02/03/2011	68,963,200
40,000,000	Salisbury Receivables Company LLC^††(p)	0.28	01/25/2011	39,982,889
8,041,000	Salisbury Receivables Company LLC^††(p)	0.29	01/05/2011	8,038,655
8,000,000	Salisbury Receivables Company LLC^††(p)	0.29	01/07/2011	7,997,533
53,000,000	Salisbury Receivables Company LLC^††(p)	0.30	02/28/2011	52,960,692
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
HERITAGE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Commercial Paper (continued)
$24,000,000	San Francisco CA Public Commission Water Series A-1-T	0.29%	01/04/2011	$24,000,000
32,000,000	San Jose CA International Airport Series B	0.28	01/05/2011	32,000,000
22,300,000	San Jose CA International Airport Series C	0.28	01/05/2011	22,300,000
21,000,000	San Jose CA International Airport Series C	0.29	01/05/2011	21,000,000
5,000,000	San Jose CA International Airport Series F	0.27	12/08/2010	5,000,000
47,000,000	San Jose CA International Airport Series F	0.28	01/05/2011	47,000,000
191,000,000	Santander Central Hispano Finance Delaware Incorporated^	0.43	12/22/2010	190,949,863
82,000,000	Scaldis Capital LLC^††(p)	0.21	12/03/2010	81,998,542
35,000,000	Scaldis Capital LLC^††(p)	0.27	12/08/2010	34,997,890
76,000,000	Scaldis Capital LLC^††(p)	0.29	12/10/2010	75,993,920
9,000,000	Scaldis Capital LLC^††(p)	0.30	12/16/2010	8,998,800
45,000,000	Scaldis Capital LLC^††(p)	0.31	12/21/2010	44,992,000
29,000,000	Scaldis Capital LLC^††(p)	0.31	12/22/2010	28,994,587
51,500,000	Scaldis Capital LLC^††(p)	0.31	01/25/2011	51,474,822
39,000,000	Scaldis Capital LLC^††(p)	0.32	12/01/2010	39,000,000
100,000,000	Scaldis Capital LLC^††(p)	0.32	02/17/2011	99,930,667
126,000,000	Scaldis Capital LLC^††(p)	0.32	02/23/2011	125,905,920
11,000,000	Sheffield Receivables Corporation^††(p)	0.29	01/06/2011	10,996,700
10,000,000	Sheffield Receivables corporation^††(p)	0.29	01/07/2011	9,996,917
92,000,000	Skandinaviska Enskilda Banken AB^††	0.25	12/20/2010	91,987,376
200,000,000	Societe Generale North America^	0.28	12/31/2010	199,951,667
200,000,000	Societe Generale North America^	0.35	03/01/2011	199,825,000
127,000,000	Solitaire Funding LLC^††(p)	0.25	12/07/2010	126,993,862
34,500,000	Solitaire Funding LLC^††(p)	0.25	12/08/2010	34,498,055
108,600,000	Solitaire Funding LLC^††(p)	0.26	12/09/2010	108,593,001
5,000,000	Solitaire Funding LLC^††(p)	0.27	12/10/2010	4,999,625
15,000,000	Solitaire Funding LLC^††(p)	0.29	01/14/2011	14,994,500
142,500,000	Solitaire Funding LLC^††(p)	0.30	01/20/2011	142,438,646
9,000,000	Solitaire Funding LLC^††(p)	0.30	02/07/2011	8,994,900
11,000,000	Solitaire Funding LLC^††(p)	0.31	02/16/2011	10,992,706
54,000,000	Solitaire Funding LLC^††(p)	0.31	03/08/2011	53,954,895
25,000,000	Starbird Funding Corporation^††(p)	0.26	12/13/2010	24,997,667
15,000,000	Starbird Funding Corporation^††(p)	0.26	12/16/2010	14,998,250
22,350,000	Starbird Funding Corporation^††(p)	0.26	12/20/2010	22,346,815
24,000,000	Starbird Funding Corporation^††(p)	0.27	12/27/2010	23,995,147
30,000,000	Starbird Funding Corporation^††(p)	0.29	02/23/2011	29,979,700
47,000,000	Starbird Funding Corporation^††(p)	0.29	02/24/2011	46,967,818
90,000,000	Straight-A Funding LLC^††(p)	0.12	12/02/2010	89,999,400
51,000,000	Straight-A Funding LLC^††(p)	0.21	12/07/2010	50,997,875
24,000,000	Straight-A Funding LLC^††(p)	0.24	12/14/2010	23,997,747
16,270,000	Straight-A Funding LLC^††(p)	0.24	12/21/2010	16,267,740
40,000,000	Straight-A Funding LLC^††(p)	0.25	12/20/2010	39,994,511
53,000,000	Straight-A Funding LLC^††(p)	0.25	12/21/2010	52,992,344
50,000,000	Straight-A Funding LLC^††(p)	0.25	01/06/2011	49,987,000
13,392,000	Straight-A Funding LLC^††(p)	0.25	01/12/2011	13,387,938
38,000,000	Straight-A Funding LLC^††(p)	0.25	02/09/2011	37,981,528
67,000,000	Straight-A Funding LLC^††(p)	0.26	01/26/2011	66,972,902
51,000,000	Suncorp Group Limited^††	0.44	02/07/2011	50,956,650
38,500,000	Suncorp Group Limited^††	0.50	02/16/2011	38,458,826
35,700,000	Surrey Funding Corporation^††(p)	0.24	12/07/2010	35,698,334
30,000,000	Surrey Funding Corporation^††(p)	0.28	02/02/2011	29,985,300
23,000,000	Surrey Funding Corporation^††(p)	0.32	03/03/2011	22,981,191
43,000,000	Surrey Funding Corporation^††(p)	0.32	03/07/2011	42,963,307
10,000,000	Surrey Funding Corporation^††(p)	0.32	03/14/2011	9,990,844
33,650,000	Surrey Funding Corporation^††(p)	0.32	03/17/2011	33,618,294
25,007,000	Tasman Funding Incorporated^††(p)	0.26	12/17/2010	25,003,888
12,000,000	Tasman Funding Incorporated^††(p)	0.28	12/09/2010	11,999,147
67,400,000	Tasman Funding Incorporated^††(p)	0.30	12/14/2010	67,392,212
17,000,000	Tasman Funding Incorporated^††(p)	0.32	02/07/2011	16,989,724
32,000,000	Tasman Funding Incorporated^††(p)	0.32	02/17/2011	31,977,813
19,034,000	Tasman Funding Incorporated^††(p)	0.32	02/23/2011	19,019,788
70,000,000	Thames Asset Global Securitization^††(p)	0.23	12/06/2010	69,997,375
32,000,000	Thames Asset Global Securitization^††(p)	0.25	12/08/2010	31,998,258
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

6

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
HERITAGE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Commercial Paper (continued)
$72,000,000	Thames Asset Global Securitization^††(p)	0.25%	12/10/2010	$71,994,960
61,000,000	Thames Asset Global Securitization^††(p)	0.26	12/13/2010	60,994,307
33,667,000	Thames Asset Global Securitization^††(p)	0.29	02/18/2011	33,645,575
29,215,000	Thames Asset Global Securitization^††(p)	0.38	12/07/2010	29,212,858
29,000,000	Thames Asset Global Securitization^††(p)	0.73	01/07/2011	28,977,646
33,600,000	Thunder Bay Funding LLC^††(p)	0.24	12/09/2010	33,597,984
22,000,000	Ticonderoga Funding LLC^††(p)	0.28	01/12/2011	21,992,557
36,000,000	Ticonderoga Funding LLC^††(p)	0.29	01/05/2011	35,989,500
24,000,000	Toyota Financial Services de Puerto Rico Incorporated^	0.30	12/01/2010	24,000,000
15,000,000	Toyota Financial Services de Puerto Rico Incorporated^	0.32	03/14/2011	14,986,267
26,000,000	Toyota Financial Services de Puerto Rico Incorporated^	0.35	03/30/2011	25,969,919
113,000,000	Toyota Motor Credit Corporation^	0.30	01/24/2011	112,947,455
113,000,000	Toyota Motor Credit Corporation^	0.31	01/25/2011	112,946,482
29,000,000	Versailles Commercial Paper LLC^††(p)	0.37	12/22/2010	28,993,403
57,000,000	Versailles Commercial Paper LLC^††(p)	0.39	01/13/2011	56,972,767
54,000,000	Versailles Commercial Paper LLC^††(p)	0.41	01/05/2011	53,977,950
23,000,000	Versailles Commercial Paper LLC^††(p)	0.41	01/06/2011	22,990,340
84,995,000	Victory Receivables Corporation^††(p)	0.25	12/20/2010	84,983,337
34,013,000	Victory Receivables Corporation^††(p)	0.25	12/23/2010	34,007,596
23,000,000	Westpac Securities NZ Limited††	0.21	12/03/2010	22,999,604
63,200,000	Westpac Securities NZ Limited±††	0.33	02/03/2011	63,181,227
114,000,000	Westpac Securities NZ Limited±††	0.36	08/19/2011	114,000,000
110,000,000	Westpac Securities NZ Limited±††	0.40	10/13/2011	110,000,000
21,000,000	Windmill Funding Corporation^††(p)	0.25	12/09/2010	20,998,693
22,000,000	Windmill Funding Corporation^††(p)	0.26	12/15/2010	21,997,604
28,110,000	Windmill Funding Corporation^††(p)	0.28	12/22/2010	28,105,245

Total Commercial Paper (Cost $18,859,924,921)				18,859,924,921

Corporate Bonds and Notes: 1.95%

Energy: 0.01%

Oil, Gas & Consumable Fuels: 0.01%
2,650,000	Seariver Maritime Incorporated±§(i)	0.45	10/01/2011	2,650,000

Financials: 1.88%

Capital Markets: 0.07%
28,085,000	Bear Stearns & Companies Incorporated±§	0.50	08/15/2011	28,119,507

Commercial Banks: 0.14%
26,100,000	Regions Bank/Birmingham AL	2.75	12/10/2010	26,116,746
31,800,000	Westpac Banking Corporation±§††	0.43	04/19/2011	31,813,484

				57,930,230

Consumer Finance: 0.27%
50,000,000	American Express Bank FSB±§	1.10	12/10/2010	50,010,939
60,000,000	American Express Bank FSB±§	1.23	12/09/2011	60,625,106

				110,636,045

Diversified Financial Services: 0.86%
89,000,000	Bank of America Corporation±§	1.01	12/02/2011	89,711,430
12,800,000	Bank of Scotland plc±§††	0.35	12/08/2010	12,799,140
15,000,000	Citigroup Funding Incorporated±§	0.21	05/05/2011	14,998,070
20,000,000	Countrywide Home Loans Incorporated	4.00	03/22/2011	20,214,636
10,000,000	General Electric Capital Corporation±§	0.37	03/11/2011	10,003,944
9,000,000	Independence Place Fort Campbell Patriots LLC±§	0.45	01/01/2040	9,000,000
16,507,000	JPMorgan Chase & Company±§	0.39	05/16/2011	16,513,068
135,000,000	JPMorgan Chase & Company±§	1.01	12/02/2011	136,078,176
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

7

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
HERITAGE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Diversified Financial Services (continued)
$30,210,000	Puttable Floating Option Taxable Receipts±§††	0.50%	04/01/2026	$30,210,000
15,115,000	SF Tarns LLC††	0.40	12/01/2025	15,115,000

				354,643,464

Insurance: 0.54%
223,300,000	Berkshire Hathaway Incorporated±§	0.27	02/10/2011	223,301,939

Health Care: 0.06%

Health Care Providers & Services: 0.06%
10,000,000	American Association of Retired Persons	0.50	05/01/2031	10,000,000
16,000,000	Baptist Hospital Incorporated	0.36	02/01/2040	16,000,000

				26,000,000

				26,000,000

Total Corporate Bonds and Notes (Cost $803,281,185)				803,281,185

Yankee Corporate Bonds and Notes: 0.65%

Financials: 0.65%

Commercial Banks: 0.65%
90,000,000	Eksportfinans ASA±§	0.27	12/15/2010	90,000,000
48,000,000	Eksportfinans ASA±§	0.32	09/22/2011	48,000,000
132,000,000	Svenska Handlesbanken AB±§††	0.39	07/01/2011	131,991,532

				269,991,532

				269,991,532

Total Yankee Corporate Bonds and Notes (Cost $269,991,532)				269,991,532

US Treasury Securities: 2.81%

US Treasury Bills: 2.81%
274,000,000	US Treasury Bill^	0.15	02/10/2011	273,916,240
273,000,000	US Treasury Bill^	0.16	02/17/2011	272,902,370
273,000,000	US Treasury Bill^	0.17	02/24/2011	272,892,014
341,000,000	US Treasury Bill^	0.18	05/19/2011	340,707,853

				1,160,418,477

Total US Treasury Securities (Cost $1,160,418,477)				1,160,418,477

Municipal Bonds and Notes: 10.95%

Alabama: 0.06%
23,700,000	Mobile AL Infirmary Health System Special Care Facilities Series A (HFFA Revenue, Bank of Nova Scotia LOC)±§	0.28	02/01/2040	23,700,000

Arizona: 0.02%
6,895,000	Glendale AZ IDA (IDR, JP Morgan Chase Bank LOC)±§	0.35	07/01/2035	6,895,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

8

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
HERITAGE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
California: 2.59%
$16,130,000	Bay Area Toll Authority (Transportation Revenue, Bank of America Corporation LOC)±§	0.24%	04/01/2047	$16,130,000
4,170,000	Big Bear Lake CA Southwest Gas Corporation Project Series A (IDR, KBC Bank NV LOC)±§	0.31	12/01/2028	4,170,000
3,940,000	California Educational Facilities Authority (College & University Revenue, Bank of America Corporation LOC)±§	0.32	10/01/2043	3,940,000
44,000,000	California GO Series B (Other Revenue, Societe Generale LOC)±§	0.31	05/01/2040	44,000,000
10,500,000	California HFA Program Series A (Housing Revenue, Fortis Banque LOC)±§	0.29	08/01/2036	10,500,000
9,000,000	California HFFA Catholic Healthcare Series L (HCFR, Citibank NA LOC)±§	0.28	07/01/2033	9,000,000
40,700,000	California HFFA Catholic West Series H (HCFR, Bank of America Corporation LOC)±§	0.28	07/01/2035	40,700,000
25,610,000	California Infrastructure & Economic Development Bank Rand Corporation Series B (Economic Development Revenue, Bank of America Corporation LOC)±§	0.28	04/01/2042	25,610,000
42,500,000	California Municipal Finance Authority (IDR)±§	0.23	11/01/2035	42,500,000
26,185,000	California PCFA Pacific Gas & Electric Series C (IDR, JPMorgan Chase LOC)±§	0.28	11/01/2026	26,185,000
8,015,000	California Stanford Hospital Series B (HFA Revenue, FNMA LOC)±§	0.25	08/01/2036	8,015,000
56,505,000	California State Department of Water Resources (Utilities Revenue, AGM Insured)±§	0.34	05/01/2022	56,505,000
13,540,000	California State DWR Power Supply Revenue Series C13 (Utilities Revenue, First Security Bank LOC)±§	0.31	05/01/2022	13,540,000
19,300,000	California State Economic Recovery Revenue Series C-2 (Recovery Revenue, JPMorgan Chase & Company LOC)±§	0.24	07/01/2023	19,300,000
8,000,000	California State Floating Series C-2-RMKT-12-1-09 (Miscellaneous Revenue, Scotia Bank LOC)±§	0.27	05/01/2033	8,000,000
40,000,000	California State Series B Subseries B1 (Other Revenue, Bank of America Corporation LOC)±§	0.29	05/01/2040	40,000,000
35,000,000	City of Newport Beach CA Series E (Hospital Revenue, Bank of America Corporation LOC)±§	0.27	12/01/2040	35,000,000
15,595,000	El Dorado CA Irrigation District & El Dorado Water Agency Series A (Lease Revenue, Dexia Credit SA LOC)±§	0.30	03/01/2036	15,595,000
12,000,000	Loma Linda CA Loma Linda University Series B (HCFR, Bank of America Corporation LOC)±§	0.30	12/01/2037	12,000,000
22,000,000	Los Angeles CA Wastewater Systems Sub Series F-1 (Sewer Revenue, Bank of America Corporation LOC)±§	0.32	06/01/2028	22,000,000
32,615,000	Los Angeles CA Multifamily (Housing Revenue, FNMA Insured)±§	0.28	03/15/2034	32,615,000
20,000,000	Los Angeles CA Wastewater Systems Sub Series F-2 (Sewer Revenue, Bank of America Corporation LOC)±§	0.32	06/01/2032	20,000,000
14,000,000	Metropolitan Water District of Southern CA Series B-2 (Utilities Revenue)±§	0.32	07/01/2035	14,000,000
22,000,000	Metropolitan Water District of Southern California (Water Revenue)±§	0.30	07/01/2027	22,000,000
31,400,000	Newport Beach CA (Health & Hospital Revenue, Bank of America Corporation LOC)±§	0.28	12/01/2040	31,400,000
34,175,000	Newport Beach CA Hoag Memorial Hospital Series D (HCFR, Bank of America Corporation LOC)±§	0.27	12/01/2040	34,175,000
12,000,000	Orange County CA COP Sanitation District Series A (Lease Revenue)±§	0.28	08/01/2029	12,000,000
18,000,000	Orange County CA COP Sanitation District Series B (Lease Revenue)±§	0.28	08/01/2030	18,000,000
17,000,000	Roseville CA COP Series A (Electric Revenue, Bank of New York LOC)±§	0.33	02/01/2035	17,000,000
65,000,000	Sacramento County CA (Miscellaneous Revenue, JPMorgan Chase Bank LOC)±§	0.25	07/01/2020	65,000,000
60,000,000	Sacramento County CA (Miscellaneous Revenue, JPMorgan Chase Bank LOC)±§	0.25	07/01/2022	60,000,000
45,625,000	San Diego County CA Regional Transportation Community Limited Tax Series A (Sales Tax Revenue, JPMorgan Chase Bank LOC)±§	0.26	04/01/2038	45,625,000
77,720,000	San Diego County CA Regional Transportation Community Limited Tax Series B (Sales Tax Revenue, JPMorgan Chase Bank LOC)±§	0.27	04/01/2038	77,720,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

9

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
HERITAGE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
California (continued)
$58,839,000	San Diego County CA Regional Transportation Community Limited Tax Series C (Sales Tax Revenue, Dexia Credit Local de France LOC)±§	0.30%	04/01/2038	$58,839,000
22,600,000	San Francisco CA City & County Airport Commission Series 37-C (Transportation Revenue, FSA Insured)±§	0.34	05/01/2029	22,600,000
18,290,000	San Francisco CA City & County Finance Corporation CA Moscone Center (Lease Revenue, Bank of America Corporation LOC)±§	0.30	04/01/2030	18,290,000
4,000,000	San Francisco CA City & County Redevelopment Agency (Other Revenue)±§††	0.30	11/01/2041	4,000,000
10,000,000	San Jose CA Financing Authority Taxable Land Series F (Other Revenue, Bank of America Corporation LOC)±§	0.24	06/01/2034	10,000,000
50,500,000	Southern CA Public Power Authority Transmission Project (Utilities Revenue, Lloyds TSB Bank plc LOC)±§	0.30	07/01/2019	50,500,000

				1,066,454,000

Colorado: 0.98%
25,445,000	Colorado Housing & Finance Authority (Housing Revenue)±§	0.29	11/01/2036	25,445,000
26,780,000	Colorado Housing & Finance Authority Class I Series B 1 (SFMR, FNMA LOC)±§	0.25	05/01/2038	26,780,000
9,741,000	Colorado Housing & Finance Authority Class I-B1 (Housing Revenue, GO of Authority Insured)±§	0.33	10/01/2038	9,741,000
29,870,000	Colorado Housing & Finance Authority Taxable Multifamily Project B II (Housing Revenue, FNMA Insured)±§	0.25	05/01/2049	29,870,000
86,000,000	Denver CO City & County School District No 1 (Lease Revenue, AGM Insured)±§	0.40	12/15/2037	86,000,000
84,000,000	Denver CO City & County School District Taxable Series A (Lease Revenue, AGM Insured)±§	0.35	12/15/2037	84,000,000
141,300,000	Denver CO City & County School District Taxable Series B (Lease Revenue, AGM Insured)±§	0.40	12/15/2037	141,300,000

				403,136,000

Connecticut: 0.04%
18,900,000	Connecticut State Series A1 (Property Tax Revenue, Dexia Credit Local SPA)±§	0.31	03/01/2023	18,900,000

Delaware: 0.08%
16,700,000	Delaware Economic Development Agency Clean Power Project Series 1997-D (Resource Recovery Revenue)±§	0.31	08/01/2029	16,700,000
17,600,000	Delaware State Economic Development Authority Series B (Resource Recovery Revenue)±§	0.32	08/01/2029	17,600,000

				34,300,000

District of Columbia: 0.16%
10,450,000	District of Columbia Ballpark Series B2 (Recreational Facilities Revenue, Bank of America Corporation LOC)±§	0.37	02/01/2036	10,450,000
9,645,000	District of Columbia Georgetown University Series B2 (College & University Revenue, JPMorgan Chase Bank LOC)±§	0.26	04/01/2041	9,645,000
28,000,000	District of Columbia The American University Series A (Miscellaneous Revenue, PNC Bank NA LOC)±§	0.26	04/01/2038	28,000,000
16,715,000	Metropolitan Washington DC Airports Authority Subseries D-1 (Airport Revenue, Bank of America Corporation LOC)±§	0.32	10/01/2039	16,715,000

				64,810,000

Illinois: 0.34%
5,500,000	Chicago IL Midway Airport (Airport Revenue)±§	0.30	01/01/2025	5,500,000
10,535,000	Chicago IL Midway Airport RB Series C (Transportation Revenue, Morgan Stanley Bank LOC)±§	0.36	01/01/2035	10,535,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

10

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
HERITAGE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Illinois (continued)
$19,000,000	Cook County IL GO Series D-1(Other Revenue, Harris Trust Savings Bank LOC)±§	0.26%	11/01/2030	$19,000,000
28,000,000	Cook County IL GO Series D-2 (Other Revenue, Northern Trust Corporation LOC)±§	0.26	11/01/2030	28,000,000
47,577,000	Illinois Finance Authority (College & University Revenue, Bank of America Corporation LOC)±§	0.24	07/01/2038	47,577,000
31,500,000	Illinois Finance Authority (Education Revenue, Bank of America Corporation LOC)±§	0.28	08/01/2044	31,500,000

				142,112,000

Indiana: 0.18%
17,140,000	Reid Hospital & Health Care Services Incorporated (HCFR, AGM Insured)±§	0.29	01/01/2040	17,140,000
25,000,000	Indianapolis IN Local Public Improvement Bond Bank (Miscellaneous Revenue, FSA Insured)±§	0.34	01/01/2033	25,000,000
33,350,000	Indianapolis IN Local Public Improvement Bond Bank (Other Revenue, FSA Insured)±§	0.31	01/01/2037	33,350,000

				75,490,000

Kansas: 0.03%
12,000,000	Kansas State Department of Transportation Series C-4 (Highway Revenue)±§	0.31	09/01/2024	12,000,000

Kentucky: 0.05%
20,000,000	Kentucky Municipal Power Agency (Power Revenue, Assured Guaranty Insured)±§††	0.30	09/01/2037	20,000,000

Louisiana: 0.22%
11,915,000	Louisiana Public Facilities Authority (IDR, JPMorgan Chase Bank LOC)±§	0.28	08/01/2023	11,915,000
38,000,000	Parish of St. James LA Series A-1 (IDR)±§	0.33	11/01/2040	38,000,000
18,700,000	Parish of St. James LA Series B-1 (Miscellaneous Revenue)±§	0.33	11/01/2040	18,700,000
23,690,000	Puttable Floating Option Tax Exempt Receipts (Miscellaneous Revenue)±§††	0.45	07/01/2036	23,690,000

				92,305,000

Maryland: 0.19%
46,545,000	Baltimore MD Package Systems Facilities (Parking Facilities Revenue, Bank of America Corporation LOC)±§	0.25	07/01/2032	46,545,000
8,910,000	Howard County MD Multifamily Housing Refunding Revenue Bond (Housing Revenue, FNMA Insured)±§	0.28	07/15/2033	8,910,000
13,560,000	Maryland CDA Department of Housing & Community Development Series 2007-J (Housing Revenue, KBC Bank NV LOC)±§	0.36	09/01/2031	13,560,000
8,100,000	Maryland Health & Higher Education Facilities Authority RB Suburban Hospital (HCFR, PNC Bank NA LOC)±§	0.26	07/01/2029	8,100,000

				77,115,000

Massachusetts: 0.41%
17,345,000	Massachusetts Department of Transportation Metro Highway Systems Contract Assistance Series A-4 (Highway Revenue Tolls)±§	0.26	01/01/2039	17,345,000
41,590,000	Massachusetts Health & Education Facilities Authority (College & University Revenue, Bank of America Corporation LOC)±§	0.34	10/01/2034	41,590,000
3,000,000	Massachusetts Health & Educational Facilities Authority (HCFR, JPMorgan Chase Bank LOC)±§	0.27	10/01/2048	3,000,000
25,000,000	Massachusetts Health& Educational Facilities Authority (HCFR, JPMorgan Chase Bank LOC)±§	0.27	10/01/2038	25,000,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

11

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
HERITAGE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Massachusetts (continued)
$6,000,000	Massachusetts State Department of Transportation(Transportation Revenue, GO of Commonwealth Insured, Bank of America Corporation LOC)±	0.31%	01/01/2029	$6,000,000
27,500,000	Massachusetts State Department of Transportation(Transportation Revenue, GO of Commonwealth Insured, Bank of America Corporation LOC)±	0.31	01/01/2039	27,500,000
15,000,000	Massachusetts State Department of Transportation Series A6 (Toll Revenue, Bank of America Corporation LOC)±§	0.30	01/01/2029	15,000,000
32,810,000	Massachusetts Water Resources Authority Series E (Water Revenue, GO of Authority)±§	0.31	08/01/2037	32,810,000

				168,245,000

Michigan: 0.17%
15,000,000	Michigan Higher Education Facilities (Education Revenue)±§	0.28	09/01/2037	15,000,000
25,000,000	Michigan State Housing Development Authority (Housing Revenue, GO of Authority Insured)±§	0.31	10/01/2037	25,000,000
22,500,000	Michigan State Strategic Fund Limited Taxable Waterfront Series A (IDR, Deutsche Bank AG LOC)±§	0.31	03/01/2039	22,500,000
8,000,000	Wayne County MI IDA (IDR, Bank of America Corporation LOC)±§	0.40	05/01/2020	8,000,000
430,000	Wayne County MI Airport Authority (Transportation Revenue, JPMorgan Chase Bank LOC)±§	0.28	12/01/2016	430,000

				70,930,000

Minnesota: 0.03%
4,750,000	Minnesota State HFA Residential Housing Series E (Housing Revenue, GO of Authority)±§	0.28	07/01/2038	4,750,000
5,950,000	Minnesota State HFA Residential Housing Series T (Housing Revenue, GO of Authority)±§	0.28	07/01/2048	5,950,000

				10,700,000

Mississippi: 0.17%
19,000,000	Mississippi Business Finance Corporation Chevron USA Incorporated Project Series 1(IDR)±§	0.27	11/01/2035	19,000,000
14,000,000	Mississippi Business Finance Corporation Chevron USA Incorporated Project Series C (IDR)±§	0.27	12/01/2030	14,000,000
430,000	Mississippi State Taxable Nissan Project A (Other Revenue, Bank of America Corporation LOC)±§	0.25	11/01/2028	430,000
37,995,000	Mississippi State Taxable Nissan Project B (Property Tax Revenue, Dexia Credit Local de France LOC)±§	0.36	11/01/2028	37,995,000

				71,425,000

Missouri: 0.22%
22,355,000	Missouri Development Finance Board Kauffman Center For The Performing Arts Series A (Other Revenue, Bank of America Corporation LOC)±§	0.28	06/01/2037	22,355,000
68,660,000	Missouri Development Finance Board Nelson Gallery Foundation (Recreational Revenue)±§	0.27	12/01/2037	68,660,000

				91,015,000

Nevada: 0.12%
29,000,000	Clark County NV Industrial Development (Other Revenue)±§	0.42	03/01/2038	29,000,000
20,300,000	Las Vegas NV Economic Development (Other Revenue, Bank of New York LOC)±§	0.27	05/01/2037	20,300,000
				49,300,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

12

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
HERITAGE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
New Hampshire: 0.10%
$13,820,000	New Hampshire HEFA Dartmouth Hitchcock Obligation Series A (HCFR, AGM Insured)±§	0.34%	08/01/2031	$13,820,000
25,865,000	New Hampshire HEFA Saint Anselm College (Other Revenue, RBS Citizens NA LOC)±§	0.29	06/01/2038	25,865,000

				39,685,000

New Jersey: 0.30%
21,135,000	New Jersey Economic Development Authority (Miscellaneous Revenue, NATL-RE Insured)±§††	0.40	09/01/2022	21,135,000
16,000,000	New Jersey Economic Development Authority (Utilities Revenue, JPMorgan Chase Bank LOC)±§	0.28	06/01/2026	16,000,000
24,000,000	New Jersey Economic Development Authority (Utilities Revenue, JPMorgan Chase Bank LOC)±§	0.28	06/01/2032	24,000,000
26,500,000	New Jersey Health Care Facilities (HCFR, Bank of America Corporation LOC)±§	0.32	07/01/2041	26,500,000
14,945,000	New Jersey Housing & Mortgage Finance Agency Series 3 (Local or GTD Housing Revenue, Dexia Credit Local LOC)±§	0.40	11/01/2046	14,945,000
22,000,000	New Jersey State Turnpike Authority Series D (Tolls Road Revenue, NATL-RE Insured, Societe Generale LOC)±§	0.31	01/01/2018	22,000,000

				124,580,000

New York: 1.10%
11,500,000	Abraham Joshua Hesehal School (Miscellaneous Revenue, TD Bank NA LOC)±§	0.27	01/01/2040	11,500,000
17,170,000	City of New York NY Sub Series B (Property Tax Revenue, Toronto Dominion Bank LOC)±§	0.26	09/01/2027	17,170,000
11,000,000	City of New York NY Subseries C-4 (Property Tax Revenue, Bank of Tokyo LOC)±§	0.26	08/01/2020	11,000,000
4,300,000	New York City Housing Development Corporation Series H-2-A (Housing Revenue)±§	0.30	05/01/2013	4,300,000
10,000,000	New York City Municipal Water Finance Authority (Utilities Revenue)±§	0.30	06/15/2032	10,000,000
87,400,000	New York City Municipal Water Finance Authority Subseries B-1 (Water & Sewer Revenue, JPMorgan Chase Bank LOC)±§	0.25	06/15/2024	87,400,000
21,105,000	New York City Transitional Finance Authority (Tax Incremental Revenue, Dexia Credit SA LOC)±§	0.35	11/01/2022	21,105,000
31,730,000	New York City Transitional Finance Authority NYC Recovery Series 3 (Tax Revenue)±§	0.35	11/01/2022	31,730,000
8,000,000	New York HFA Victory Housing Project Series 2000-A (Housing Revenue, FHLMC Insured)±§	0.25	11/01/2033	8,000,000
11,500,000	New York Homeowner Mortgage Agency Series 142 (Housing Revenue, Dexia Credit SA LOC)±§	0.29	10/01/2037	11,500,000
10,950,000	New York Homeowner Mortgage Agency Series 147 (Housing Revenue, Dexia Credit SA LOC)±§	0.32	04/01/2037	10,950,000
20,000,000	New York Metropolitan Transportation Authority ROCS RR 11 R-11645 (Transportation Revenue, First Security Bank LOC)±§††	0.32	11/15/2025	20,000,000
7,000,000	New York NY City Housing Development Corporation (Housing Revenue)±§	0.26	01/01/2016	7,000,000
9,500,000	New York NY City Housing Development Corporation Mortgage Thessalonica Court A (Housing Revenue, Citibank NA LOC)±§	0.31	01/01/2036	9,500,000
20,000,000	New York NY City Municipal Water Finance Authority Series C (Water Revenue)±§	0.30	06/15/2033	20,000,000
29,970,000	New York NY City Transitional Finance Authority Series 3 Subseries 3C (Sales Tax Revenue)±§	0.35	11/01/2022	29,970,000
19,640,000	New York State Dormitory Authority St. John University Series B-1 (College & University Revenue, Bank of America Corporation LOC)±§	0.30	07/01/2034	19,640,000
32,500,000	New York State Housing Finance Agency (Bank of America Corporation LOC)±§	0.30	11/01/2044	32,500,000
10,000,000	New York State Housing Finance Agency (Housing Revenue)±§	0.26	11/01/2037	10,000,000
2,000,000	New York State Housing Finance Agency Victory Housing Series 2004-A (Housing Revenue, FHLMC Insured)±§	0.25	11/01/2033	2,000,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

13

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
HERITAGE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
New York (continued)
$12,600,000	New York State Mortgage Agency Homeowner Mortgage Series 132 (Housing Revenue, Dexia Credit SA SPA)±§	0.30%	04/01/2037	$12,600,000
20,175,000	Onondaga County NY Culture & Recreation Syracuse University Project Series A (Other Revenue)±§	0.32	12/01/2029	20,175,000
31,115,000	Puttable Floating Option Tax-Exempt Receipts±§††	0.45	06/15/2053	31,115,000
13,070,000	Triborough Bridge & Tunnel Authority Series A (Highway Revenue, GO of Authority Insured)±§	0.31	11/01/2035	13,070,000

				452,225,000

North Dakota: 0.01%
4,710,000	North Dakota State HFA Series B (Housing Revenue, GO of Authority Insured)±§	0.29	07/01/2038	4,710,000

Ohio: 0.25%
12,245,000	Cleveland-Cuyahoga County OH Port Authority (HCFR, JPMorgan Chase Bank LOC)	0.27	01/01/2037	12,245,000
10,000,000	County of Lake OH Hospital Facilities (HCFR, JPMorgan Chase Bank LOC)±§	0.29	08/15/2041	10,000,000
69,610,000	Ohio Housing Finance Agency (Housing Revenue, GNMA/FNMA/FHLMC Insured)±§	0.33	09/01/2029	69,610,000
13,225,000	Ohio State Higher Education Facilities (Education Revenue)±§	0.31	01/15/2035	13,225,000

				105,080,000

Oregon: 0.07%
16,000,000	Oregon Housing & Community Services Department Series E (Housing Revenue, KBC Bank NV LOC)±§	0.30	07/01/2038	16,000,000
12,000,000	Puttable Floating Option Tax-Exempt Receipts (Miscellaneous Revenue)±§††	0.30	05/01/2035	12,000,000

				28,000,000

Other: 0.17%
33,000,000	JPMorgan Chase Putters/Drivers Trust Series T 0002 (JPMorgan Chase Bank LOC)±§††	0.35	04/01/2015	33,000,000
26,075,000	Puttable Floating Option Tax- Exempt Receipts (Miscellaneous Revenue)±§††	0.45	07/26/2012	26,075,000
10,305,000	Puttable Floating Option Tax-Exempt Receipts (Sewer Tax Revenue, NAL- RE Insured)±§††	0.48	01/01/2030	10,305,000

				69,380,000

Pennsylvania: 1.01%
16,200,000	Beaver County PA IDA FirstEnergy Nuclear Series B (IDR, Citibank NA LOC)±§	0.27	12/01/2035	16,200,000
90,000,000	Delaware River Port Authority Series B (Highway Revenue, Bank of America Corporation LOC)±§	0.32	01/01/2026	90,000,000
17,700,000	Doylestown PA Hospital Authority Series B (HFFA, PNC Bank NA LOC)±§	0.26	07/01/2037	17,700,000
171,000,000	JPMorgan Chase Putters/Drivers Trust Series 3826 (Miscellaneous Revenue)±§††(i)	0.28	06/30/2011	171,000,000
12,240,000	Lancaster County PA Hospital Authority Health System Lancaster General Hospital (Hospital Revenue, Bank of America Corporation LOC)±§	0.34	07/01/2041	12,240,000
10,000,000	Pennsylvania Housing Finance Agency Series 85C (SFMR, FNMA Insured)±§	0.30	10/01/2035	10,000,000
45,900,000	Pennsylvania State Turnpike Commission Series B-2 (Toll Road Revenue, Bank of America Corporation LOC)±§	0.32	12/01/2038	45,900,000
18,000,000	Philadelphia PA School District Subseries A1 (Property Tax Revenue, State Aid Withholding Insured, Bank of America Corporation LOC)±§	0.32	09/01/2030	18,000,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

14

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
HERITAGE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Pennsylvania (continued)
$17,000,000	Philadelphia PA School District Subseries A2 (Property Tax Revenue, State Aid Withholding Insured, Bank of America Corporation LOC)±§	0.32%	09/01/2030	$17,000,000
20,000,000	Southeastern PA Transportation Authority (Transportation Revenue, PNC Bank NA)±§	0.28	03/01/2022	20,000,000

				418,040,000

South Dakota: 0.09%
10,800,000	South Dakota Housing Development Authority (MFHR, FNMA Insured)±§	0.28	05/01/2037	10,800,000
24,830,000	South Dakota State Health & Educational Facilities Authority Avera Health Subseries A1 (Other Revenue, US Bank NA LOC)±§	0.28	07/01/2038	24,830,000

				35,630,000

Tennessee: 0.21%
7,750,000	Johnson City TN Health & Educational Facilities Board (HCFR, PNC Bank NA LOC)±§	0.28	07/01/2033	7,750,000
9,150,000	Johnson City TN Health & Educational Facilities Board (U.S. Bank NA LOC)±§	0.34	07/01/2033	9,150,000
13,985,000	Metropolitan Government Nashville & Davidson County TN Stewarts Ferry Apartments (IDR, FHLMC Insured)±§	0.41	01/01/2034	13,985,000
18,080,000	Montgomery County TN Tennessee County Loan Pool (Other Revenue, Bank of America Corporation LOC)±§	0.30	02/01/2036	18,080,000
39,470,000	Tennessee Municipal Energy Acquisition Corporation (Gas Revenue)±§††	0.32	12/01/2016	39,470,000

				88,435,000

Texas: 1.35%
13,200,000	Austin TX Airport System Series A (Airport Revenue, JPMorgan Guaranty Trust LOC)±§	0.29	11/15/2017	13,200,000
17,820,000	Austin TX Airport System Sub Series 1 (Airport & Marina Revenue, FSA Insured)±§	0.38	11/15/2025	17,820,000
32,570,000	Dexia Credit Local Certificates Trust (Property Tax Revenue, PSF Guaranteed Insured)±§††	0.38	02/01/2033	32,570,000
23,800,000	Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series A (Recreational Revenue, JPMorgan Chase Bank LOC)±§	0.28	06/01/2038	23,800,000
500,000	Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series D2 (HCFR, Allied Irish Bank plc LOC)±§	0.29	06/01/2029	500,000
16,000,000	Harris County TX Health Facilities Development Corporation (Other Revenue)±§	0.34	06/01/2027	16,000,000
50,000,000	Harris County TX Industrial Development Corporation Solid Waste Disposal RB Deer Park Refining Project Series A (Resource Recovery Revenue)±§	0.26	03/01/2023	50,000,000
20,100,000	Houston Texas Utilities System (Water Revenue, State Street Bank & Trust Company LOC)±§	0.26	05/15/2034	20,100,000
152,500,000	JPMorgan Chase Putters/Drivers Trust Series 3812 (Miscellaneous Revenue)±§††	0.28	08/31/2011	152,500,000
9,000,000	Mission TX Economic Development Corporation (Other Revenue, Bank of America Corporation LOC)±§	0.37	04/01/2022	9,000,000
10,000,000	North Texas Higher Education Authority (Student Loan Revenue, Guaranteed Student Loans Insured, Bank of America Corporation LOC)±§	0.34	12/01/2035	10,000,000
21,000,000	North Texas Tollway Authority (Other Revenue, JPMorgan Chase Bank LOC)±§	0.27	01/01/2049	21,000,000
2,300,000	Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises B (IDR)±§	0.28	04/01/2040	2,300,000
24,600,000	Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises B (Resource Recovery Revenue)±§	0.28	12/01/2039	24,600,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

15

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
HERITAGE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Texas (continued)
$9,800,000	Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises C (Resource Recovery Revenue)±§	0.29%	12/01/2039	$9,800,000
48,100,000	Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project A (IDR)±§	0.28	04/01/2040	48,100,000
15,000,000	Port Arthur TX Navigation District Environmental Facilities Motive Enterprises (IDR)±§	0.29	11/01/2040	15,000,000
18,000,000	Port Arthur TX Navigation District Environmental Facilities Motive Enterprises (IDR)±§	0.28	11/01/2040	18,000,000
18,695,000	State of Texas Veteran Housing Assistance Funding 11-A (Miscellaneous Revenue)±§	0.39	12/01/2038	18,695,000
33,000,000	Tarrant County TX Cultural Education Facilities Finance Corporation (HCFR, Bank of America Corporation LOC)±§	0.29	08/15/2041	33,000,000
2,100,000	Texas State Taxable Product Development Program Series A (Other Revenue, National Australian Bank NA LOC)±§	0.26	06/01/2045	2,100,000
18,000,000	Tyler TX Health Facilities Development Corporation Mother Frances Hospital Series B (HCFR, Bank of America Corporation LOC)±§	0.41	07/01/2020	18,000,000

				556,085,000

Utah: 0.08%
31,495,000	Utah Transportation Authority Subseries A (Sales Tax Revenue, Fortis Bank SA NV LOC)±§	0.27	06/15/2036	31,495,000

Virginia: 0.01%
6,000,000	Harrisonburg VA Redevelopment & Housing Authority (Housing Revenue, Bank of America Corporation LOC)±§	0.32	05/01/2026	6,000,000

Washington: 0.02%
8,000,000	JPMorgan Chase Putters/Drivers Trust (Utilities Revenue)±§††	0.30	02/01/2040	8,000,000
970,000	King County WA Housing Authority Series A (Housing Revenue, FHLMC Insured)±§	0.36	07/01/2035	970,000

				8,970,000

West Virginia: 0.04%
16,000,000	Cabell County WV University Facilities (College and University Revenue)±§	0.37	07/01/2039	16,000,000

Wisconsin: 0.08%
8,665,000	Wisconsin Housing & Economic Development Authority (Housing Revenue, FNMA LOC)±§	0.34	09/01/2035	8,665,000
8,395,000	Wisconsin Housing & Economic Development Authority (Housing Revenue, GO of Authority Insured)±§	0.30	05/01/2030	8,395,000
14,745,000	Wisconsin Housing & Economic Development Authority (Housing Revenue, GO of Authority Insured)±§	0.30	11/01/2030	14,745,000

				31,805,000

Total Municipal Bonds and Notes (Cost $4,514,952,000)				4,514,952,000

Repurchase Agreements (z): 13.05%
669,000,000	Barclays Capital Incorporated, dated 11/30/2010, maturity value $669,004,274 (1)	0.23	12/01/2010	669,000,000
872,120,102	Barclays Capital Incorporated, dated 11/30/2010, maturity value $872,126,158 (2)	0.25	12/01/2010	872,120,102
589,000,000	BNP Paribas Securities Corporation, dated 11/30/2010, maturity value $589,003,763 (3)	0.23	12/01/2010	589,000,000
589,000,000	BNP Paribas Securities Corporation, dated 11/30/2010, maturity value $589,004,090 (4)	0.25	12/01/2010	589,000,000
442,000,000	Citigroup Global Markets, dated 11/30/2010, maturity value $442,003,192 (5)	0.26	12/01/2010	442,000,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

16

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
HERITAGE MONEY MARKET FUND

Principal	Security Name		Interest Rate	Maturity Date	Value
Repurchase Agreements (z)(continued)
$619,400,000	Deutsche Bank Securities, dated 11/30/2010, maturity value $619,404,301 (6)		0.25%	12/01/2010	$619,400,000
311,000,000	Goldman Sachs & Company, dated 11/30/2010, maturity value $311,002,160 (7)		0.25	12/07/2010	311,000,000
233,000,000	JPMorgan Securities, dated 11/30/2010, maturity value $233,002,006 (8)		0.31	12/01/2010	233,000,000
141,000,000	Merrill Lynch Pierce Fenner & Smith Incorporated, dated 11/30/2010, maturity value $141,001,253 (9)		0.32	12/01/2010	141,000,000
179,000,000	RBS Securities Incorporated, dated 11/30/2010, maturity value $179,001,293 (10)		0.26	12/01/2010	179,000,000
284,000,000	RBS Securities Incorporated, dated 11/30/2010, maturity value $284,001,893 (11)		0.24	12/01/2010	284,000,000
451,000,000	Societe Generale (New York), dated 11/30/2010, maturity value $451,003,132 (12)		0.25	12/01/2010	451,000,000

Total Repurchase Agreements (Cost $5,379,520,102)					5,379,520,102

Secured Master Note Agreement: 2.21%
653,200,000	Bank of America Securities LLC±§		0.38	09/09/2034	653,200,000
259,000,000	Lloyds Bank plc		0.29	11/01/2011	259,000,000

Total Secured Master Note Agreement (Cost $912,200,000)					912,200,000

Time Deposits: 9.45%
561,000,000	Banco Santander Madrid		0.29	12/02/2010	561,000,000
279,000,000	Bayer Hypo-und Vereinsbank AG Munich		0.29	12/01/2010	279,000,000
179,700,000	Citibank NA (Nassau)		0.21	12/01/2010	179,700,000
180,000,000	Credit Agricole		0.25	12/01/2010	180,000,000
404,000,000	Credit Agricole		0.27	12/01/2010	404,000,000
725,000,000	Credit Industrial et Commercial		0.28	12/01/2010	725,000,000
236,000,000	Danske Bank AS (Copenhagen)		0.29	12/02/2010	236,000,000
183,000,000	Fortis Bank NV SA		0.29	12/01/2010	183,000,000
595,000,000	Groupe BPCE		0.28	12/01/2010	595,000,000
156,000,000	Intesa Sanpaolo SPA		0.28	12/01/2010	156,000,000
108,000,000	NRW Bank		0.28	12/01/2010	108,000,000
292,000,000	Royal Bank of Canada		0.25	12/01/2010	292,000,000

Total Time Deposits (Cost $3,898,700,000)					3,898,700,000

Total Investments in Securities (Cost $41,261,564,051)*		100.06%			41,261,564,051

Other Assets and Liabilities, Net		(0.06)			(24,875,910)

Total Net Assets		100.00%			$41,236,688,141

±	Variable rate investments.

§	These securities are subject to a demand feature which reduces the effective maturity.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

^	Zero coupon security. Rate represents yield to maturity.

(p)	Asset-backed commercial paper.

(i)	Illiquid security.

(z)	Collateralized by:

(1)	U.S. government securities, 1.125% to 2.25%, 1/15/2012 to 11/30/2017, market value including accrued interest is $682,380,006.

(2)	U.S. government securities, 1.875% to 3.25%, 6/30/2015 to 12/31/2016, market value including accrued interest is $889,562,508.

(3)	U.S. government securities, 0.00% to 8.125%, 12/31/2010 to 5/15/2021, market value including accrued interest is $600,780,021.

(4)	U.S. government securities, 0.00% to 6.00%, 6/15/2034 to 9/1/2040, market value including accrued interest is $606,670,000.
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

17

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
HERITAGE MONEY MARKET FUND

(5)	U.S. government securities, 2.704% to 7.00%, 2/1/2017 to 11/20/2040, market value including accrued interest is $455,260,000.

(6)	U.S. government securities, 0.00% to 7.00%, 2/15/2011 to 12/1/2047, market value including accrued interest is $637,719,811.

(7)	U.S. government securities, 5.00%, 7/20/2040 to 8/20/2040, market value including accrued interest is $320,330,000.

(8)	U.S. government securities, 0.00% to 0.32%, 12/3/2010 to 2/7/2011, market value including accrued interest is $237,661,788.

(9)	Commercial Papers and U.S. government securities, 0.35% to 6.00%, 12/3/2010 to 11/1/2040, market value including accrued interest is $143,979,455.

(10)	U.S. government securities, 3.50% to 7.00%, 3/10/1930 to 12/1/2040, market value including accrued interest is $184,370,788.

(11)	U.S. government securities, 1.25% to 3.875%, 1/15/2011 to 2/15/2040, market value including accrued interest is $289,680,497.

(12)	U.S. government securities, 1.88% to 7.00%, 7/1/2017 to 12/1/2047, market value including accrued interest is $464,530,000.

*	Cost for federal income tax purpose is substantaily the same as for financial reporting purposes.
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

18

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
MINNESOTA MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Commercial Paper: 2.32%
2,100,000	Rochester MN Health Care	0.30	01/05/2011	$2,100,000

Total Commercial Paper (Cost $2,100,000)				2,100,000

Municipal Bonds and Notes: 97.59%

Minnesota: 97.59%
910,000	Andover MN Presbyterian Homes Incorporated Project (Housing Revenue, FNMA Insured)§±	0.30%	11/15/2033	910,000
1,632,000	Arden Hills MN Housing & Health Care Facilities RB Presbyterian Homes Series A (HCFR, US Bank NA LOC)§±	0.30	09/01/2029	1,632,000
1,635,000	Becker MN Plymouth Foam Project (IDR, US Bank NA LOC)§±	0.48	05/01/2019	1,635,000
2,050,000	Bloomington MN Presbyterian Homes (Other Revenue, FHLMC Insured)§±	0.30	07/01/2038	2,050,000
400,000	Burnsville MN Bridgeway Apartments Project (Housing Revenue, FNMA Insured)§±	0.30	10/15/2033	400,000
1,100,000	Cohasset MN Power & Light Company Project B (IDR, LaSalle National Bank NA LOC)§±	0.56	06/01/2013	1,100,000
1,250,000	Cohasset MN Power & Light Company Project C (IDR, ABN AMRO Bank Insured)§±	0.61	06/01/2013	1,250,000
955,000	Coon Rapids MN Drake Apartments Project A (Other Revenue, FNMA Insured)§±	0.35	06/15/2038	955,000
915,000	Dakota County MN RDA (Other Revenue, Merrill Lynch Capital Services LOC)§±††	0.33	06/01/2029	915,000
3,285,000	Deutsche Bank Spears Lifers Trust Series DB-489 (Other Revenue, AMBAC Insured)§±††	0.30	01/01/2030	3,285,000
5,000,000	Duluth MN Seaway Port Authority Saint Lawrence Cement Incorporated Project (IDR, Wachovia Bank LOC)§±(q)	0.30	03/01/2020	5,000,000
5,000,000	East Grand Forks MN Solid Waste Disposal American Crystal Sugar Company Project (Resource Recovery Revenue, Cobank ACB LOC)§±	0.31	12/01/2021	5,000,000
1,260,000	Edina MN Edina Park Plaza (MFHR, FHLMC Insured)§±	0.31	12/01/2029	1,260,000
3,200,000	Forest Lake MN Kilkenny Court Apartments Project (Other Revenue, FNMA Insured)§±	0.31	08/15/2038	3,200,000
1,415,000	Hennepin County MN Housing & RDA Stone Arch Apartments Project (MFHR, LaSalle National Bank NA LOC)§±	0.35	04/15/2035	1,415,000
1,455,000	Maplewood MN Educational Facilities Mounds Park Academy Project (Private School Revenue, US Bank NA LOC)§±	0.31	10/01/2023	1,455,000
1,700,000	Minneapolis & St. Paul MN Housing & RDA Childrens Health Care Series B (Other Revenue, First Security Bank LOC)§±	0.28	08/15/2025	1,700,000
250,000	Minneapolis & St. Paul MN Housing & RDA Health Care Facilities Series A (HCFR, First Security Bank LOC)§±	0.31	08/15/2034	250,000
3,800,000	Minneapolis & St. Paul MN Housing & RDA RB Allina Health Systems Series B-1 (HCFR, JPMorgan Chase Bank LOC)§±	0.29	11/15/2035	3,800,000
3,500,000	Minneapolis & St. Paul MN Housing & RDA Series B-2 (HCFR, JPMorgan Chase Bank LOC)§±	0.27	11/15/2035	3,500,000
160,000	Minneapolis MN CDA C&G Partners Project (Other Revenue, US Bank NA LOC)§±	0.31	12/01/2015	160,000
280,000	Minneapolis MN Minnehaha Academy Project (Private School Revenue, US Bank NA LOC)§±	0.30	05/01/2026	280,000
900,000	Minneapolis MN People Serving People Project Series A (Other Revenue, US Bank NA LOC)§±††	0.30	10/01/2021	900,000
835,000	Minnesota Agriculture & EDRB Como Partnership Project Series 1996 (IDR, US Bank NA LOC)§±††	0.44	05/01/2016	835,000
1,300,000	Minnesota State Concordia University Series P1 (College & University Revenue, US Bank NA LOC)§±	0.36	04/01/2027	1,300,000
2,175,000	Minnesota State HEFAR Hamline University Series 6E1 (College & University Revenue, Harris Trust Savings Bank LOC)§±	0.30	10/01/2016	2,175,000
1,245,000	Minnesota State HEFAR Olaf College Five M2 (College & University Revenue, Harris Trust Savings Bank LOC)§±	0.30	10/01/2020	1,245,000
1,165,000	Minnesota State HEFAR Trustees Hamline University Series 6E3 (College & University Revenue, Harris Trust Savings Bank LOC)§±	0.30	10/01/2016	1,165,000
1,815,000	Minnesota State HFA Residential Housing Series C (Housing Revenue, FHLB Insured)§±	0.31	07/01/2048	1,815,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
MINNESOTA MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Minnesota (continued)
$3,335,000	Minnesota State Higher Education Facilities Authority Series 6-E2 (College & University Revenue, Harris Bank NA LOC)§±	0.30	10/01/2025	$3,335,000
100,000	Minnesota State Residential Housing Series G (Housing Revenue, GO of Authority)§±	0.32	01/01/2032	100,000
1,700,000	Oakdale MN Cottage Homesteads of Aspen (Housing Revenue, FHLMC Insured)§±	0.35%	06/01/2045	1,700,000
650,000	Pine City MN State Agency (Housing Revenue, FNMA Insured)§±	0.30	04/15/2036	650,000
1,300,000	Plymouth MN MFHR At The Lake Apartments Project (Housing Revenue, FHLMC Insured)§±	0.35	08/01/2034	1,300,000
2,400,000	Ramsey County MN Housing & Redevelopment MFHR Gateway Apartments LP Series A (Housing Revenue, LaSalle National Bank NA LOC)§±	0.37	10/01/2038	2,400,000
4,800,000	RBC Municipal Products Incorporated Trust Series E19 (Health Care Facilities Revenue, Royal Bank of Canada LOC)§±††	0.30	11/15/2047	4,800,000
500,000	Rochester MN Health Care Facilities Mayo Foundation (Hospital Revenue, Bank of America Corporation LOC)§±	0.29	08/15/2032	500,000
145,000	Roseville MN Presbyterian Homes Care Project (HCFR, US Bank NA LOC)§±	0.30	10/01/2029	145,000
975,000	Rush City MN Plastech Corporation Project (IDR, US Bank NA LOC)§±††	0.34	09/01/2014	975,000
1,400,000	St. Anthony MN Landings Silver Lake Project Series 2007 (Housing Revenue, LaSalle Bank NA LOC)§±	0.38	10/01/2037	1,400,000
800,000	St. Cloud Minnesota Health Central Care Series C (HCFR, Assured Guaranty)§±	0.29	05/01/2042	800,000
475,000	St. Louis Park MN Refunding MFHR Newport on Seven Apartments Project Series 2001 (Housing Revenue, FNMA Insured)§±	0.35	09/15/2031	475,000
1,000,000	St. Paul MN Housing & RDA Highland Ridge Project (MFHR, FNMA Insured)§±	0.30	10/01/2033	1,000,000
1,000,000	St. Paul MN Housing & RDA RB Bridgecreek Place Limited Project Series 2004-A (Housing Revenue, Lasalle Bank NA LOC)§±	0.37	06/15/2037	1,000,000
700,000	St. Paul MN Port Authority (IDR, Deutsche Bank AG LOC)§±	0.39	12/01/2028	700,000
375,000	St. Paul MN Port Authority (Other Revenue, Deutsche Bank AG LOC)§±	0.39	12/01/2028	375,000
3,805,000	St. Paul MN Port Authority Amherst H Wilder Foundation Series 06-3 (Recreational Facilities Revenue, Bank of New York LOC)§±	0.30	04/01/2036	3,805,000
1,425,000	St. Paul MN Port Authority District Cooling Series 13-FF (IDR, Deutsche Bank AG LOC)§±	0.39	03/01/2029	1,425,000
1,000,000	St. Paul Port Authority (IDR, Deutsche Bank AG LOC)§±	0.33	12/01/2028	1,000,000
1,100,000	St. Paul Port Authority (IDR, Deutsche Bank AG LOC)§±	0.33	03/01/2029	1,100,000
3,300,000	Stevens County MN Solid Waste Disposal RB Riverview Dairy Project Series 2007 (Resource Recovery Revenue, Agcountry Farm Credit LOC)§±	0.41	08/01/2032	3,300,000
4,200,000	Swift County MN Solid Waste Disposal RB East Dublin Dairy LLP Project Series 2008 (Resource Recovery Revenue, Agcountry Farm Credit LOC)§±	0.41	04/01/2033	4,200,000
1,090,000	University of Minnesota Series A (College & University Revenue, GO of University)§±	0.29	08/15/2031	1,090,000
155,000	University of Minnesota Series C (College & University Revenue, GO of University Insured)§±	0.31	12/01/2036	155,000

Total Municipal Bonds and Notes (Cost $88,317,000)				88,317,000

Total Investments in Securities (Cost $90,417,000)*	99.91%			$90,417,000

Other Assets and Liabilities, Net	0.09			81,848

Total Net Assets	100.00%			$90,498,848

§	These securities are subject to a demand feature which reduces the effective maturity.

±	Variable rate investments.

(q)	Credit enhancement is provided by an affiliate.
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
MINNESOTA MONEY MARKET FUND

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Agency Notes — Interest Bearing: 0.31%

Federal Home Loan Mortgage Corporation: 0.31%
$29,000,000	FHLMC±§	0.17%	02/02/2012	$28,972,629

Total Agency Notes — Interest Bearing (Cost $28,972,629)				28,972,629

Certificates of Deposit: 12.11%
25,000,000	Abbey National Treasury Services	0.29	12/10/2010	25,000,000
5,000,000	Abbey National Treasury Services	0.68	12/29/2010	5,000,969
9,000,000	Abbey National Treasury Services	0.52	12/30/2010	9,000,000
9,000,000	Abbey National Treasury Services	0.90	01/19/2011	9,004,148
11,000,000	Abbey National Treasury Services	0.90	01/24/2011	11,003,610
68,000,000	Abbey National Treasury Services±§	0.28	02/14/2011	68,000,000
10,000,000	ANZ National (International) Limited±§††	0.39	09/13/2011	10,000,000
32,000,000	ASB Finance Limited (London)±§††	0.33	01/25/2011	32,000,000
5,400,000	Banco Bilbao Vizcaya Argentaria (New York)±§	0.51	06/28/2011	5,400,000
26,000,000	Banco Del Estado De Chile plc	0.30	12/07/2010	26,000,000
93,000,000	Bank of Tokoyo-Mitsubishi LLC	0.25	12/06/2010	93,000,000
35,000,000	Barclays Bank plc±§	0.50	01/21/2011	35,000,000
9,000,000	Barclays Bank plc±§	0.61	04/29/2011	9,000,000
22,000,000	Barclays Bank plc±§	0.57	07/22/2011	22,000,000
22,000,000	Barclays Bank plc±§	0.75	10/24/2011	22,000,000
13,000,000	Credit Agricole	0.30	12/01/2010	13,000,000
13,000,000	Credit Agricole	0.25	12/27/2010	13,000,000
7,000,000	Credit Agricole	0.30	12/28/2010	7,000,000
55,000,000	Credit Agricole	0.30	12/31/2010	55,000,000
5,000,000	Dexia Credit Local SA	0.45	12/01/2010	5,000,000
22,000,000	Dexia Credit Local SA	0.45	12/02/2010	22,000,000
13,000,000	Dexia Credit Local SA	0.45	12/03/2010	13,000,000
22,000,000	Dexia Credit Local SA	0.45	12/06/2010	22,000,000
6,000,000	Dexia Credit Local SA	0.45	12/07/2010	6,000,000
21,000,000	Dexia Credit Local SA	0.45	12/08/2010	21,000,000
56,000,000	Dexia Credit Local SA±	0.50	11/03/2011	56,000,000
10,000,000	Dexia Credit Local SA±§††	0.37	08/01/2027	10,000,000
33,000,000	DG Bank (New York)	0.35	12/17/2010	33,000,000
50,000,000	DG Bank (New York)	0.35	01/18/2011	50,000,000
28,000,000	DG Bank (New York)	0.40	02/16/2011	28,000,000
10,000,000	National Bank of Canada±	0.39	09/21/2011	10,000,000
35,000,000	National Bank of Canada±	0.42	10/07/2011	35,000,000
13,000,000	Natixis Corporation	0.26	12/06/2010	13,000,000
3,000,000	Natixis Corporation	0.42	12/30/2010	3,000,096
35,000,000	Natixis Corporation±	0.44	01/07/2011	35,000,000
7,000,000	Natixis Corporation	0.50	02/02/2011	7,000,611
19,000,000	Natixis Corporation±	0.59	02/04/2011	19,000,000
15,000,000	Nordea Bank Finland plc (New York)	0.27	12/27/2010	15,000,000
5,000,000	Rabobank Nederland NV (New York)±	0.25	01/06/2011	5,000,000
11,000,000	Rabobank Nederland NV (New York)±	0.25	01/07/2011	11,000,000
23,000,000	Rabobank Nederland NV (New York)	0.34	03/31/2011	23,000,000
27,000,000	Rabobank Nederland NV (New York)±	0.33	10/21/2011	27,000,000
30,000,000	Rabobank Nederland NV (New York)±	0.33	12/06/2011	30,000,000
54,000,000	Royal Bank of Scotland plc±§	0.74	04/26/2011	54,000,000
10,000,000	Societe Generale (New York)±	0.35	02/22/2011	10,000,000
5,000,000	Societe Generale (New York)±	1.49	05/05/2011	5,000,000
47,000,000	Societe Generale (New York)±	0.54	08/12/2011	47,000,000
4,000,000	Standard Chartered Bank	0.30	02/28/2011	4,000,000
25,000,000	TD Bank Financial Group±	0.25	02/04/2011	25,000,141

Total Certificates of Deposit (Cost $1,113,409,575)				1,113,409,575

Commercial Paper: 53.38%
9,000,000	Antalis US Funding Corporation^(p)††	0.20	12/03/2010	8,999,850
9,000,000	Antalis US Funding Corporation^(p)††	0.26	12/07/2010	8,999,550
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Commercial Paper (continued)
$9,500,000	Antalis US Funding Corporation^(p)††	0.27%	12/09/2010	$9,499,367
42,500,000	Antalis US Funding Corporation^(p)††	0.34	12/14/2010	42,494,322
9,000,000	Antalis US Funding Corporation^(p)††	0.28	12/16/2010	8,998,875
4,000,000	Antalis US Funding Corporation^(p)††	0.35	12/17/2010	3,999,342
5,000,000	Antalis US Funding Corporation^(p)††	0.35	12/20/2010	4,999,024
4,000,000	Antalis US Funding Corporation^(p)††	0.31	01/07/2011	3,998,684
1,000,000	Antalis US Funding Corporation^(p)††	0.32	01/28/2011	999,484
50,000,000	ANZ National (International) Limited±††	0.34	01/11/2011	50,000,000
7,000,000	Arabella Finance LLC^(p)††	0.45	12/10/2010	6,999,125
4,000,000	Arabella Finance LLC^(p)††	0.53	12/22/2010	3,998,717
3,000,000	Arabella Finance LLC^(p)††	0.53	12/27/2010	2,998,808
11,000,000	Arabella Finance LLC^(p)††	0.53	12/29/2010	10,995,294
8,000,000	Argento Funding Companies Limited^(p)††	0.16	12/02/2010	7,999,929
22,000,000	Argento Funding Companies Limited^(p)††	0.28	12/08/2010	21,998,631
40,000,000	Argento Funding Companies Limited^(p)††	0.30	12/20/2010	39,993,244
4,000,000	Argento Funding Companies Limited^(p)††	0.31	01/11/2011	3,998,542
35,000,000	Argento Funding Companies Limited^(p)††	0.31	01/26/2011	34,982,578
7,000,000	Argento Funding Companies Limited^(p)††	0.32	02/02/2011	6,996,080
23,000,000	Argento Funding Companies Limited^(p)††	0.33	02/03/2011	22,986,204
25,000,000	Argento Funding Companies Limited^(p)††	0.37	02/23/2011	24,978,417
5,000,000	Argento Funding Companies Limited^(p)††	0.37	02/24/2011	4,995,632
9,000,000	Argento Funding Companies Limited^(p)††	0.37	03/01/2011	8,991,675
10,500,000	ASB Finance Limited (London)±††	0.38	12/08/2010	10,500,021
21,000,000	ASB Finance Limited (London)±††	0.38	12/13/2010	21,000,070
16,000,000	ASB Finance Limited (London)±††	0.35	01/10/2011	16,000,000
18,000,000	ASB Finance Limited (London)±††	0.36	01/12/2011	17,999,897
43,000,000	ASB Finance Limited (London)±††	0.34	01/27/2011	42,988,669
36,000,000	ASB Finance Limited (London)±††	0.33	02/01/2011	35,989,496
10,500,000	ASB Finance Limited (London)±††	0.42	04/18/2011	10,500,394
5,000,000	Aspen Funding Corporation^(p)††	0.26	12/10/2010	4,999,644
42,000,000	Aspen Funding Corporation^(p)††	0.27	12/14/2010	41,995,602
10,000,000	Aspen Funding Corporation^(p)††	0.30	02/28/2011	9,992,583
7,000,000	Atlantic Asset Securitization Corporation^(p)††	0.14	12/02/2010	6,999,946
10,600,000	Atlantic Asset Securitization Corporation^(p)††	0.19	12/03/2010	10,599,835
14,000,000	Atlantic Asset Securitization Corporation^(p)††	0.22	12/08/2010	13,999,319
13,000,000	Atlantic Asset Securitization Corporation^(p)††	0.25	12/09/2010	12,999,191
10,000,000	Atlantic Asset Securitization Corporation^(p)††	0.23	12/13/2010	9,999,167
5,000,000	Atlantic Asset Securitization Corporation^(p)††	0.30	03/01/2011	4,996,250
5,000,000	Autobahn Funding Company LLC^(p)††	0.29	12/14/2010	4,999,440
35,000,000	Autobahn Funding Company LLC^(p)††	0.29	12/15/2010	34,995,781
5,000,000	Autobahn Funding Company LLC^(p)††	0.34	01/18/2011	4,997,667
13,000,000	Axis Bank Limited^	0.67	04/25/2011	12,964,918
67,000,000	Banco Bilbao Vicaya^††	0.32	12/01/2010	67,000,000
22,000,000	Banco Bilbao Vicaya^††	0.21	12/03/2010	21,999,609
26,000,000	Bank of Nova Scotia^	0.23	12/14/2010	25,997,653
26,000,000	Bank of Nova Scotia^	0.23	12/16/2010	25,997,292
26,000,000	Bank of Nova Scotia^	0.24	12/22/2010	25,996,208
29,300,000	Barton Capital Corporation^(p)††	0.26	12/13/2010	29,297,266
2,000,000	Barton Capital Corporation^(p)††	0.26	12/14/2010	1,999,798
10,000,000	Barton Capital Corporation^(p)††	0.26	12/16/2010	9,998,833
15,000,000	Barton Capital Corporation^(p)††	0.29	01/05/2011	14,995,625
11,000,000	Barton Capital Corporation^(p)††	0.28	02/01/2011	10,994,696
10,000,000	Barton Capital Corporation^(p)††	0.28	02/02/2011	9,995,100
6,000,000	Barton Capital Corporation^(p)††	0.27	02/03/2011	5,997,120
20,000,000	Barton Capital Corporation^(p)††	0.28	02/08/2011	19,989,267
16,000,000	Beethoven Funding Corporation(p)††	0.42	12/01/2010	16,000,000
12,000,000	BG Energy Finance Incorporated^††	0.28	12/21/2010	11,998,067
2,000,000	BGL BNP Paribas SA^	0.27	12/20/2010	1,999,704
38,000,000	BGL BNP Paribas SA^	0.34	12/27/2010	37,990,394
52,000,000	BGL BNP Paribas SA^	0.33	03/15/2011	51,950,427
3,000,000	BNZ International Funding Limited^††	0.27	12/07/2010	2,999,845
10,000,000	BNZ International Funding Limited^††	0.40	09/01/2011	10,000,309
2,000,000	BNZ International Funding Limited^††	0.40	10/07/2011	1,999,994
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Commercial Paper (continued)
$10,000,000	BNZ International Funding Limited^††	0.41%	10/12/2011	$10,000,434
30,000,000	BPCE SA††	0.45	12/01/2010	30,000,000
2,000,000	Cancara Asset Securitisation LLC^(p)††	0.13	12/02/2010	1,999,986
17,000,000	Cancara Asset Securitisation LLC^(p)††	0.17	12/03/2010	16,999,764
7,000,000	Cancara Asset Securitisation LLC^(p)††	0.23	12/10/2010	6,999,563
25,000,000	Cancara Asset Securitisation LLC^(p)††	0.28	01/14/2011	24,991,139
16,000,000	Cancara Asset Securitisation LLC^(p)††	0.28	01/19/2011	15,993,684
21,000,000	Cancara Asset Securitisation LLC^(p)††	0.30	02/08/2011	20,987,925
20,000,000	Cancara Asset Securitisation LLC^(p)††	0.30	03/02/2011	19,984,833
2,000,000	Chariot Funding LLC^(p)††	0.18	12/03/2010	1,999,970
17,000,000	Chariot Funding LLC^(p)††	0.23	12/06/2010	16,999,363
10,500,000	Chariot Funding LLC^(p)††	0.25	12/13/2010	10,499,055
2,600,000	Chariot Funding LLC^(p)††	0.25	12/14/2010	2,599,747
13,000,000	Chariot Funding LLC^(p)††	0.26	12/20/2010	12,998,148
21,400,000	Charta LLC^(p)††	0.14	12/02/2010	21,399,834
10,000,000	Charta LLC^(p)††	0.25	12/08/2010	9,999,456
7,000,000	Charta LLC^(p)††	0.22	12/09/2010	6,999,611
5,000,000	Charta LLC^(p)††	0.29	01/03/2011	4,998,625
12,000,000	Charta LLC^(p)††	0.28	01/12/2011	11,995,940
6,000,000	Charta LLC^(p)††	0.29	02/01/2011	5,997,003
69,000,000	Charta LLC^(p)††	0.29	02/15/2011	68,957,757
3,000,000	Charta LLC^(p)††	0.29	02/18/2011	2,998,091
23,000,000	Ciesco LLC^(p)††	0.29	02/15/2011	22,985,919
11,000,000	Citibank Credit Card Issuance Trust^(p)††	0.14	12/02/2010	10,999,914
24,000,000	Citibank Credit Card Issuance Trust^(p)††	0.25	12/09/2010	23,998,507
23,000,000	Citibank Credit Card Issuance Trust^(p)††	0.28	12/14/2010	22,997,508
11,250,000	Clipper Receivables Company^(p)††	0.27	12/01/2010	11,250,000
21,000,000	Clipper Receivables Company^(p)††	0.26	12/16/2010	20,997,550
9,500,000	Compass Securitisation LLC^(p)††	0.34	12/07/2010	9,499,367
4,000,000	Concord Minutemen Capital Company^(p)††	0.25	12/02/2010	3,999,944
61,000,000	Concord Minutemen Capital Company^(p)††	0.45	12/15/2010	60,988,567
14,000,000	Concord Minutemen Capital Company^(p)††	0.47	12/17/2010	13,996,889
38,000,000	Concord Minutemen Capital Company^(p)††	0.43	12/21/2010	37,990,500
16,000,000	Concord Minutemen Capital Company^(p)††	0.39	12/28/2010	15,995,200
6,000,000	Concord Minutemen Capital Company^(p)††	0.49	01/04/2011	5,997,167
7,000,000	County of Riverside CA	0.30	01/10/2011	7,000,000
7,000,000	CRC Funding LLC^(p)††	0.23	12/06/2010	6,999,733
5,000,000	CRC Funding LLC^(p)††	0.24	12/08/2010	4,999,733
4,000,000	CRC Funding LLC^(p)††	0.29	01/24/2011	3,998,260
55,000,000	CRC Funding LLC^(p)††	0.29	02/09/2011	54,968,986
10,000,000	Crown Point Capital Company^(p)††	0.50	12/01/2010	10,000,000
2,000,000	Crown Point Capital Company^(p)††	0.25	12/02/2010	1,999,972
6,000,000	Crown Point Capital Company^(p)††	0.33	12/03/2010	5,999,833
15,000,000	Crown Point Capital Company^(p)††	0.44	12/08/2010	14,998,542
48,000,000	Crown Point Capital Company^(p)††	0.45	12/09/2010	47,994,667
7,000,000	Crown Point Capital Company^(p)††	0.44	12/10/2010	6,999,150
3,000,000	Crown Point Capital Company^(p)††	0.37	12/15/2010	2,999,533
16,000,000	Crown Point Capital Company^(p)††	0.38	12/16/2010	15,997,333
24,000,000	Crown Point Capital Company^(p)††	0.47	12/17/2010	23,994,667
10,000,000	Crown Point Capital Company^(p)††	0.39	12/28/2010	9,997,000
11,000,000	Crown Point Capital Company^(p)††	0.49	01/04/2011	10,994,806
4,000,000	Danske Corporation^††	0.38	12/10/2010	3,999,580
3,150,000	Danske Corporation^††	0.40	12/17/2010	3,149,412
31,000,000	Danske Corporation^††	0.30	01/21/2011	30,986,386
12,000,000	Ebbets Funding LLC^(p)††	0.48	12/10/2010	11,998,410
11,500,000	Ebbets Funding LLC^(p)††	0.47	12/14/2010	11,497,924
12,000,000	Ebbets Funding LLC^(p)††	0.47	12/17/2010	11,997,333
7,000,000	Ebbets Funding LLC^(p)††	0.48	12/27/2010	6,997,472
5,000,000	ENI Coordination Center SA^††	0.24	12/14/2010	4,999,540
7,000,000	ENI Coordination Center SA^††	0.30	12/22/2010	6,998,734
32,000,000	Erste Finance LLC^††	0.30	12/01/2010	32,000,000
64,000,000	Erste Finance LLC^††	0.20	12/03/2010	63,998,933
10,500,000	Falcon Asset Securitization Company LLC^(p)††	0.25	12/13/2010	10,499,055
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Commercial Paper (continued)
$28,781,000	Gemini Securitization Corporation LLC^(p)††	0.19%	12/03/2010	$28,780,552
40,000,000	Gemini Securitization Corporation LLC^(p)††	0.23	12/06/2010	39,998,445
20,000,000	Gemini Securitization Corporation LLC^(p)††	0.25	12/10/2010	19,998,600
2,059,000	Gemini Securitization Corporation LLC^(p)††	0.26	12/13/2010	2,058,808
13,000,000	Govco LLC^(p)††	0.23	12/06/2010	12,999,494
5,000,000	Govco LLC^(p)††	0.25	12/09/2010	4,999,689
27,300,000	Govco LLC^(p)††	0.26	12/13/2010	27,297,452
10,000,000	Govco LLC^(p)††	0.26	12/16/2010	9,998,833
20,000,000	Govco LLC^(p)††	0.26	12/17/2010	19,997,511
15,000,000	Govco LLC^(p)††	0.27	12/22/2010	14,997,550
8,000,000	Govco LLC^(p)††	0.29	02/18/2011	7,994,909
7,000,000	Grampian Funding LLC^(p)††	0.31	12/13/2010	6,999,207
7,000,000	Grampian Funding LLC^(p)††	0.31	01/20/2011	6,996,889
18,000,000	Grampian Funding LLC^(p)††	0.32	02/02/2011	17,989,920
19,000,000	Grampian Funding LLC^(p)††	0.32	02/03/2011	18,989,191
50,000,000	Grampian Funding LLC^(p)††	0.32	02/07/2011	49,969,778
13,000,000	Grampian Funding LLC^(p)††	0.32	02/08/2011	12,992,027
9,000,000	Grampian Funding LLC^(p)††	0.34	02/18/2011	8,993,285
40,000,000	Grampian Funding LLC^(p)††	0.37	03/10/2011	39,959,300
38,000,000	ING (USA) Funding LLC^	0.30	12/30/2010	37,990,664
20,000,000	ING (USA) Funding LLC^	0.30	02/16/2011	19,987,167
4,000,000	Jupiter Securitization Companies LLC^(p)††	0.18	12/03/2010	3,999,940
11,000,000	Legacy Capital Company^(p)††	0.37	12/14/2010	10,998,411
3,000,000	Legacy Capital Company^(p)††	0.37	12/15/2010	2,999,533
10,000,000	Legacy Capital Company^(p)††	0.47	12/16/2010	9,997,917
19,000,000	Legacy Capital Company^(p)††	0.44	12/17/2010	18,996,089
15,000,000	Lexington Parker Capital^(p)††	0.40	12/01/2010	15,000,000
15,000,000	Lexington Parker Capital^(p)††	0.34	12/07/2010	14,999,000
29,000,000	Lexington Parker Capital^(p)††	0.44	12/08/2010	28,997,181
23,000,000	Lexington Parker Capital^(p)††	0.37	12/13/2010	22,996,933
16,000,000	Lexington Parker Capital^(p)††	0.47	12/16/2010	15,996,666
3,000,000	Lexington Parker Capital^(p)††	0.38	12/17/2010	2,999,467
5,000,000	Lexington Parker Capital^(p)††	0.48	12/21/2010	4,998,611
5,000,000	Liberty Funding LLC^(p)††	0.14	12/02/2010	4,999,961
6,000,000	Liberty Funding LLC^(p)††	0.24	12/07/2010	5,999,720
8,000,000	Liberty Funding LLC^(p)††	0.25	12/10/2010	7,999,440
2,000,000	Liberty Funding LLC^(p)††	0.24	01/04/2011	1,999,528
9,000,000	LMA Americas LLC^(p)††	0.18	12/03/2010	8,999,865
14,000,000	LMA Americas LLC^(p)††	0.27	12/10/2010	13,998,950
39,000,000	LMA Americas LLC^(p)††	0.29	12/22/2010	38,993,175
12,000,000	LMA Americas LLC^(p)††	0.28	12/30/2010	11,997,197
12,000,000	LMA Americas LLC^(p)††	0.27	01/12/2011	11,996,080
6,000,000	LMA Americas LLC^(p)††	0.30	01/25/2011	5,997,250
3,000,000	LMA Americas LLC^(p)††	0.29	01/27/2011	2,998,623
13,000,000	LMA Americas LLC^(p)††	0.31	02/28/2011	12,990,037
24,000,000	Los Angeles Department of Airports^	0.25	12/15/2010	23,997,480
39,000,000	Matchpoint Master Trust^(p)††	0.26	12/29/2010	38,991,810
50,000,000	Matchpoint Master Trust^(p)††	0.30	02/14/2011	49,968,750
5,675,000	MetLife Short Term Funding LLC^(p)††	0.28	12/27/2010	5,673,811
15,000,000	MetLife Short Term Funding LLC^(p)††	0.28	12/28/2010	14,996,738
35,000,000	MetLife Short Term Funding LLC^(p)††	0.28	12/29/2010	34,992,106
24,000,000	MetLife Short Term Funding LLC^(p)††	0.29	01/04/2011	23,993,200
23,000,000	MetLife Short Term Funding LLC^(p)††	0.29	01/14/2011	22,991,567
5,900,000	MetLife Short Term Funding LLC^(p)††	0.30	01/25/2011	5,897,296
2,000,000	MetLife Short Term Funding LLC^(p)††	0.28	02/07/2011	1,998,942
21,900,000	Mont Blanc Capital Corporation^(p)††	0.25	12/09/2010	21,898,615
12,000,000	Mont Blanc Capital Corporation^(p)††	0.26	01/10/2011	11,996,400
6,000,000	Mont Blanc Capital Corporation^(p)††	0.29	01/25/2011	5,997,342
23,000,000	Mont Blanc Capital Corporation^(p)††	0.30	02/14/2011	22,985,625
30,000,000	Natexis Banques Populaires^	0.36	12/23/2010	29,993,033
57,000,000	Nationwide Building Society^††	0.30	12/15/2010	56,992,976
5,000,000	Nationwide Building Society^††	0.33	01/10/2011	4,998,111
5,000,000	Nationwide Building Society^††	0.33	01/12/2011	4,998,017
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Commercial Paper (continued)
$23,000,000	Nationwide Building Society^††	0.35%	02/01/2011	$22,986,136
13,000,000	Nationwide Building Society^††	0.35	02/04/2011	12,991,785
4,000,000	Nationwide Building Society^††	0.35	03/02/2011	3,996,461
12,000,000	Nationwide Building Society^††	0.35	03/21/2011	11,987,167
5,000,000	Newport Funding Corporation^(p)††	0.26	12/21/2010	4,999,250
4,000,000	Newport Funding Corporation^(p)††	0.30	02/22/2011	3,997,233
5,000,000	Nieuw Amsterdam Receivables Corporation^(p)††	0.24	12/07/2010	4,999,767
35,000,000	Nieuw Amsterdam Receivables Corporation^(p)††	0.27	01/14/2011	34,988,022
8,000,000	Nieuw Amsterdam Receivables Corporation^(p)††	0.27	01/20/2011	7,996,889
12,000,000	Nieuw Amsterdam Receivables Corporation^(p)††	0.29	01/21/2011	11,994,900
38,000,000	Nieuw Amsterdam Receivables Corporation^(p)††	0.31	01/27/2011	37,981,348
8,000,000	Nieuw Amsterdam Receivables Corporation^(p)††	0.30	02/02/2011	7,995,800
35,000,000	Nieuw Amsterdam Receivables Corporation^(p)††	0.30	02/07/2011	34,980,167
2,000,000	Nieuw Amsterdam Receivables Corporation^(p)††	0.30	03/01/2011	1,998,500
7,000,000	Oakland-Alameda County^	0.25	12/15/2010	6,999,265
20,000,000	Ranger Funding Company LLC(p)††	0.26	12/01/2010	20,000,000
30,000,000	RBS Holdings USA Incorporated^††	0.39	02/11/2011	29,976,600
24,000,000	Regency Markets #1 LLC^(p)††	0.17	12/03/2010	23,999,667
6,000,000	Rhein-Main Security Limited^(p)††	0.43	12/15/2010	5,998,927
27,000,000	Rhein-Main Security Limited^(p)††	0.47	01/10/2011	26,985,512
3,000,000	Rhein-Main Security Limited^(p)††	0.51	01/18/2011	2,997,920
8,000,000	Rhein-Main Security Limited^(p)††	0.51	01/31/2011	7,992,951
25,000,000	Rhein-Main Security Limited^(p)††	0.51	02/15/2011	24,972,556
14,000,000	Rheingold Securitization^(p)††	0.50	01/12/2011	13,991,670
62,000,000	Rheingold Securitization^(p)††	0.51	01/18/2011	61,957,013
19,000,000	Rheingold Securitization^(p)††	0.51	01/25/2011	18,984,906
16,000,000	Rheingold Securitization^(p)††	0.51	02/16/2011	15,982,204
27,000,000	Royal Park Investment Funding Corporation^(p)††	0.30	12/22/2010	26,995,118
11,000,000	Royal Park Investment Funding Corporation^(p)††	0.29	12/23/2010	10,997,983
60,000,000	Royal Park Investment Funding Corporation^(p)††	0.30	01/06/2011	59,981,400
10,000,000	Royal Park Investment Funding Corporation^(p)††	0.28	01/19/2011	9,996,053
20,000,000	Royal Park Investment Funding Corporation^(p)††	0.30	02/03/2011	19,989,333
5,000,000	Salisbury Receivables Company LLC^(p)††	0.29	01/05/2011	4,998,542
4,000,000	Salisbury Receivables Company LLC^(p)††	0.30	02/28/2011	3,997,033
7,000,000	San Francisco CA Public Commission Water Series A-1-T	0.29	01/04/2011	7,000,000
1,000,000	San Jose CA International Airport Series F	0.27	12/08/2010	1,000,000
22,000,000	Santander Central Hispano Finance^	0.43	12/22/2010	21,994,225
9,000,000	Scaldis Capital LLC^(p)††	0.32	12/01/2010	9,000,000
19,000,000	Scaldis Capital LLC^(p)††	0.21	12/03/2010	18,999,662
15,000,000	Scaldis Capital LLC^(p)††	0.27	12/08/2010	14,999,096
19,000,000	Scaldis Capital LLC^(p)††	0.29	12/10/2010	18,998,480
5,000,000	Scaldis Capital LLC^(p)††	0.30	12/16/2010	4,999,333
11,000,000	Scaldis Capital LLC^(p)††	0.31	12/21/2010	10,998,044
8,000,000	Scaldis Capital LLC^(p)††	0.31	12/22/2010	7,998,507
16,000,000	Scaldis Capital LLC^(p)††	0.31	01/25/2011	15,992,178
17,000,000	Scaldis Capital LLC^(p)††	0.32	02/23/2011	16,987,307
30,400,000	Sheffield Receivables Corporation^(p)††	0.19	12/03/2010	30,399,527
21,000,000	Skandinaviska Enskilda Banken AB^††	0.25	12/20/2010	20,997,118
20,000,000	Societe Generale North America^	0.28	12/31/2010	19,995,167
33,000,000	Solitaire Funding LLC^(p)††	0.25	12/07/2010	32,998,405
15,000,000	Solitaire Funding LLC^(p)††	0.25	12/08/2010	14,999,154
25,400,000	Solitaire Funding LLC^(p)††	0.26	12/09/2010	25,398,363
2,000,000	Solitaire Funding LLC^(p)††	0.27	12/10/2010	1,999,850
20,000,000	Solitaire Funding LLC^(p)††	0.30	01/20/2011	19,991,389
29,000,000	Solitaire Funding LLC^(p)††	0.30	02/07/2011	28,983,094
25,000,000	Solitaire Funding LLC^(p)††	0.31	02/14/2011	24,983,854
4,000,000	Solitaire Funding LLC^(p)††	0.31	02/15/2011	3,997,382
18,000,000	Solitaire Funding LLC^(p)††	0.31	03/08/2011	17,984,965
4,000,000	Starbird Funding Corporation^(p)††	0.26	12/13/2010	3,999,627
2,000,000	Starbird Funding Corporation^(p)††	0.26	12/16/2010	1,999,767
9,000,000	Starbird Funding Corporation^(p)††	0.26	12/20/2010	8,998,718
10,000,000	Starbird Funding Corporation^(p)††	0.27	12/27/2010	9,997,978
4,600,000	Starbird Funding Corporation^(p)††	0.29	02/23/2011	4,596,887
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Commercial Paper (continued)
$6,000,000	Starbird Funding Corporation^(p)††	0.29%	02/24/2011	$5,995,892
25,000,000	Straight-A Funding LLC^(p)††	0.21	12/07/2010	24,998,958
10,000,000	Straight-A Funding LLC^(p)††	0.24	12/14/2010	9,999,061
1,030,000	Straight-A Funding LLC^(p)††	0.24	12/16/2010	1,029,888
6,000,000	Straight-A Funding LLC^(p)††	0.25	12/20/2010	5,999,177
22,227,000	Straight-A Funding LLC^(p)††	0.25	12/21/2010	22,223,789
27,000,000	Straight-A Funding LLC^(p)††	0.26	01/26/2011	26,989,080
84,000,000	Straight-A Funding LLC^(p)††	0.25	02/09/2011	83,959,167
21,000,000	Suncorp Group Limited^††	0.44	02/07/2011	20,982,150
29,000,000	Suncorp Group Limited^††	0.50	02/16/2011	28,968,986
15,000,000	Surrey Funding Corporation^(p)††	0.24	12/07/2010	14,999,300
37,744,000	Tasman Funding Incorporated^(p)††	0.27	12/07/2010	37,742,050
3,000,000	Tasman Funding Incorporated^(p)††	0.28	12/09/2010	2,999,787
14,000,000	Tasman Funding Incorporated^(p)††	0.30	12/14/2010	13,998,382
7,000,000	Tasman Funding Incorporated^(p)††	0.32	02/07/2011	6,995,769
2,000,000	Tasman Funding Incorporated^(p)††	0.32	02/23/2011	1,998,507
17,000,000	Thames Asset Global Securitization^(p)††	0.23	12/06/2010	16,999,363
8,500,000	Thames Asset Global Securitization^(p)††	0.38	12/07/2010	8,499,377
14,000,000	Thames Asset Global Securitization^(p)††	0.25	12/08/2010	13,999,238
15,000,000	Thames Asset Global Securitization^(p)††	0.25	12/10/2010	14,998,950
15,760,000	Thames Asset Global Securitization^(p)††	0.26	12/13/2010	15,758,529
17,000,000	Thames Asset Global Securitization^(p)††	0.73	01/07/2011	16,986,896
10,000,000	Thunder Bay Funding LLC^(p)††	0.28	12/01/2010	10,000,000
3,600,000	Thunder Bay Funding LLC^(p)††	0.24	12/09/2010	3,599,784
5,000,000	Ticonderoga Funding LLC^(p)††	0.29	01/05/2011	4,998,542
6,000,000	Ticonderoga Funding LLC^(p)††	0.28	01/12/2011	5,997,970
2,000,000	Toyota Financial Services de Puerto Rico Incorporated^	0.30	12/01/2010	2,000,000
5,000,000	Toyota Financial Services de Puerto Rico Incorporated^	0.32	03/14/2011	4,995,422
2,000,000	Toyota Financial Services de Puerto Rico Incorporated^	0.35	03/30/2011	1,997,686
49,000,000	Toyota Motor Credit Corporation^	0.30	01/24/2011	48,977,215
49,000,000	Toyota Motor Credit Corporation^	0.31	01/25/2011	48,976,793
8,000,000	Versailles CDS LLC^(p)††	0.37	12/22/2010	7,998,180
13,000,000	Versailles CDS LLC^(p)††	0.41	01/05/2011	12,994,692
25,000,000	Versailles CDS LLC^(p)††	0.41	01/06/2011	24,989,500
24,800,000	Versailles CDS LLC^(p)††	0.39	01/13/2011	24,788,151
5,000,000	Victory Receivables Corporation^(p)††	0.25	12/23/2010	4,999,206
2,000,000	Westpac Securities NZ Limited^††	0.20	12/03/2010	1,999,966
35,600,000	Westpac Securities NZ Limited^††	0.33	02/03/2011	35,589,426
25,000,000	Westpac Securities NZ Limited^††	0.34	08/19/2011	25,000,000
20,000,000	Westpac Securities NZ Limited^††	0.40	10/13/2011	20,000,000
9,000,000	Windmill Funding Corporation^(p)††	0.25	12/09/2010	8,999,440
11,000,000	Windmill Funding Corporation^(p)††	0.26	12/15/2010	10,998,802
7,000,000	Windmill Funding Corporation^(p)††	0.28	12/22/2010	6,998,816

Total Commercial Paper (Cost $4,910,077,131)				4,910,077,131

Corporate Bonds & Notes: 4.14%

Energy: 0.02%

Oil, Gas & Consumable Fuels: 0.02%
1,900,000	Seariver Maritime Incorporated(i)	0.45	10/01/2011	1,900,000

Financials: 4.04%

Capital Markets: 0.10%
7,000,000	Bear Stearns & Company Incorporated±§	0.50	08/15/2011	7,007,462
2,000,000	Morgan Stanley±§	1.15	12/01/2011	2,018,194

				9,025,656

Commercial Banks: 0.56%
34,000,000	PNC Funding Corporation±§	0.57	06/22/2011	34,062,826
11,000,000	State Street Bank & Trust Company Series FRN±§	0.49	09/15/2011	11,022,227
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

6

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Commercial Banks (continued)
$7,000,000	Westpac Banking Corporation±§††	0.43%	04/19/2011	$7,002,968

				52,088,021

Consumer Finance: 0.33%
30,000,000	American Express Bank FSB±§	1.23	12/09/2011	30,312,553

Diversified Financial Services: 2.40%
45,000,000	Bank of America Corporation±§	1.01	12/02/2011	45,359,719
81,000,000	Bank of America Corporation±§	1.12	12/02/2011	81,714,071
3,000,000	Bank of Scotland plc±§††	0.35	12/08/2010	2,999,799
1,000,000	Citigroup Funding Incorporated±§	0.26	11/15/2011	999,382
5,000,000	Countrywide Home Loans Incorporated Series MTN	4.00	03/22/2011	5,053,659
10,439,000	GBG LLC††±§	0.31	09/01/2027	10,439,000
18,000,000	General Electric Capital Corporation±§	1.22	12/09/2011	18,184,032
2,500,000	Independence Place Fort Campbell Patriots LLC±§	0.45	01/01/2040	2,500,000
3,000,000	JPMorgan Chase & Company±§	0.39	05/16/2011	3,001,103
50,000,000	JPMorgan Chase & Company±§	1.01	12/02/2011	50,399,324

				220,650,089

Insurance: 0.46%
42,375,000	Berkshire Hathaway Incorporated±§	0.27	02/10/2011	42,375,462

Real Estate Management & Development: 0.17%
15,430,000	LTF Real Estate LLC††±§	0.35	06/01/2033	15,430,000

Thrifts & Mortgage Finance: 0.02%
2,000,000	US Central Federal Credit Union±§	0.29	10/19/2011	2,000,586

Health Care: 0.08%

Health Care Providers & Services: 0.08%
2,858,000	ACTS Retirement Life Communities Incorporated±§	0.24	11/15/2029	2,858,000
4,500,000	Baptist Hospital Incorporated±§	0.36	02/01/2040	4,500,000

				7,358,000

Total Corporate Bonds & Notes (Cost $381,140,367)				381,140,367

Municipal Bonds & Notes: 11.82%

California: 2.77%
11,145,000	ABAG Finance Authority for Nonprofit Corporations California MFHR Geneva Pointe Apartments A (Housing Revenue, FNMA Insd.)±§	0.29	03/15/2037	11,145,000
5,000,000	Bay Area Toll Authority (Transportation Revenue, Bank of America Corporation LOC)±§	0.24	04/01/2047	5,000,000
8,320,000	California Educational Facilities Authority (College & University Revenue, Bank of America Corporation LOC)±§	0.32	10/01/2043	8,320,000
6,000,000	California GO Series B (Other Revenue, Societe Generale LOC)±§	0.31	05/01/2040	6,000,000
2,000,000	California Health Facilities Financing Authority Catholic Healthcare Series C (HCFR, MBIA Insd.)±§	0.29	07/01/2020	2,000,000
2,000,000	California HFA Program Series A (Housing Revenue, Fortis Banque LOC)±§	0.29	08/01/2036	2,000,000
200,000	California HFFA Catholic West Series H (HCFR, Bank of America Corporation LOC)±§	0.28	07/01/2035	200,000
5,000,000	California Infrastructure & Economic Development Bank Rand Corporation Series B (Economic Development Revenue, Bank of America Corporation LOC)±§	0.28	04/01/2042	5,000,000
21,000,000	California PCFA Pacific Gas & Electric Series B (IDR, JPMorgan Chase Bank LOC)±§	0.29	11/01/2026	21,000,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

7

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
California (continued)
$6,000,000	California PCFA Pacific Gas & Electric Series C (IDR, JPMorgan Chase LOC)±§	0.28%	11/01/2026	$6,000,000
8,700,000	California State DWR Power Supply Revenue Series C-7 (Utilities Revenue, AGM Insd.)±§	0.34	05/01/2022	8,700,000
8,640,000	California State DWR Power Supply Revenue Series C13 (Utilities Revenue, First Security Bank LOC)±§	0.31	05/01/2022	8,640,000
4,000,000	California State Floating Series C-2-RMKT-12-1-09 (Other Revenue, ScotiaBank LOC)±§	0.27	05/01/2033	4,000,000
7,000,000	California State Series B Subseries B1 (Other Revenue, Bank of America Corporation LOC)±§	0.29	05/01/2040	7,000,000
3,500,000	California Statewide CDA Oakmont Senior Living Series Y (Housing Revenue, FNMA Insd.)±§	0.30	08/01/2031	3,500,000
3,500,000	California Statewide CDA Pravillions Apartments Series M (MFHR, FNMA Insd.)±§	0.30	08/15/2034	3,500,000
5,065,000	Camarillo CA Hacienda De Camarillo Project (MFHR, FNMA Insd.)±§	0.29	10/15/2026	5,065,000
4,000,000	Contra Costa County CA Creekview Apartments Series B (MFHR, FHLMC Insd.)±§	0.30	07/01/2036	4,000,000
3,000,000	El Dorado CA Irrigation District & El Dorado Water Agency Series A (Lease Revenue, Dexia Credit SA LOC)±§	0.30	03/01/2036	3,000,000
7,000,000	JP Morgan Chase Putters/Drivers Trust (Other Revenue, JP Morgan Chase Bank LOC)±§††	0.35	04/01/2015	7,000,000
6,500,000	Los Angeles CA Beverly Park Apartments Series A (MFHR, FHLMC Insd.)±§	0.28	08/01/2018	6,500,000
500,000	Los Angeles CA Community RDA Academy Village Apartments (Housing Revenue, FHLMC Insd.)±§	0.28	10/01/2019	500,000
5,000,000	Metropolitan Water District of Southern CA Series B-2 (Utilities Revenue)±§	0.32	07/01/2035	5,000,000
5,000,000	Metropolitan Water District of Southern CA Waterworks Revenue Series B (Water Revenue, JPMorgan Chase Bank Insd.)±§	0.30	07/01/2027	5,000,000
12,000,000	Newport Beach CA Hoag Memorial Hospital Series D (HCFR, Bank of America Corporation LOC)±§	0.27	12/01/2040	12,000,000
3,000,000	Orange County CA COP Sanitation District Series A (Lease Revenue)±§	0.28	08/01/2029	3,000,000
8,900,000	Orange County CA COP Sanitation Districts Series B (Lease Revenue)±§	0.28	08/01/2030	8,900,000
21,000,000	Pasadena CA COP Series A (Lease Revenue, Bank of America Corporation LOC)±§	0.32	02/01/2035	21,000,000
16,900,000	Riverside CA COP (Lease Revenue, Bank of America Corporation LOC)±§	0.32	03/01/2037	16,900,000
7,320,000	Riverside CA Series C (Electric Revenue, Bank of America Corporation LOC)±§	0.32	10/01/2035	7,320,000
4,000,000	Sacramento County CA Housing Authority Shadwood Apartments Project Issue A (MFHR, FHLMC Insd.)±§	0.29	12/01/2022	4,000,000
3,500,000	San Diego CA HFA MFHR Stratton Apartments Project Series A (Housing Revenue, FNMA Insd.)±§	0.29	01/15/2033	3,500,000
3,500,000	San Diego CA Housing Authority MFHR Hillside Garden Apartments Series B (Housing Revenue, FNMA Insd.)±§	0.29	01/15/2035	3,500,000
5,000,000	San Francisco CA City & County Airport Commission Series 37-C (Transportation Revenue, FSA Insd.)±§	0.34	05/01/2029	5,000,000
2,000,000	San Francisco CA City & County Finance Corporation CA Moscone Center (Lease Revenue, Bank of America Corporation LOC)±§	0.30	04/01/2030	2,000,000
5,000,000	San Francisco CA City & County Redevelopment Agency (MFHR, FNMA Insd.)±§	0.25	06/15/2034	5,000,000
5,000,000	San Francisco CA City & County Redevelopment Agency Community Facilities District # 4 (Other Revenue, Bank of America Corporation LOC)±§	0.28	08/01/2032	5,000,000
1,800,000	San Leandro CA Carlton Plaza Series A (MFHR, FNMA Insd.)±§	0.30	09/15/2032	1,800,000
8,000,000	Simi Valley CA Series A (MFHR, FHLMC Insd.)±§	0.27	07/01/2023	8,000,000
10,000,000	Tustin Unified School District (Special Tax Revenue, Bank of America Corporation LOC)±§	0.27	09/01/2050	10,000,000

				254,990,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

8

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Colorado: 1.47%
$4,870,500	Colorado Housing & Finance Authority Class I-B1 (Housing Revenue, GO of Authority Insd.)±§	0.33%	10/01/2038	$4,870,500
47,810,000	Colorado Housing & Finance Authority Taxable Multifamily Project B II (Housing Revenue, FNMA Insd.)±§	0.25	05/01/2049	47,810,000
76,825,000	Denver CO City & County School District Taxable Series A (Lease Revenue, AGM Insd.)±§	0.35	12/15/2037	76,825,000
6,000,000	Denver CO City & County School District Taxable Series B (Lease Revenue, AGM Insd.)±§	0.40	12/15/2037	6,000,000

				135,505,500

Connecticut: 0.05%
5,000,000	New Britain CT Taxable Pension Series C (Property Tax Revenue, Bank of America Corporation LOC)±§	0.35	02/01/2026	5,000,000

Delaware: 0.08%
4,000,000	Delaware Economic Development Agency Clean Power Project Series 1997-D (Resource Recovery Revenue)±§	0.31	08/01/2029	4,000,000
3,000,000	Delaware State Economic Development Authority (Resource Recovery Revenue)±§	0.32	08/01/2029	3,000,000

				7,000,000

District of Columbia: 0.21%
2,000,000	District of Columbia Ballpark Series B2 (Recreational Facilities Revenue, Bank of America Corporation LOC)±§	0.37	02/01/2036	2,000,000
9,000,000	District of Columbia The American University (Miscellaneous Revenue, PNC Bank NA LOC)±§	0.26	04/01/2038	9,000,000
8,400,000	District of Columbia Water & Sewer Authority (Miscellaneous Revenue)	0.30	01/05/2011	8,400,000

				19,400,000

Florida: 0.07%
6,115,000	Palm Beach County FL Pine Crest Preparatory (Private School Revenue, Bank of America Corporation LOC)±§	0.41	06/01/2032	6,115,000

Georgia: 0.04%
4,000,000	Puttable Floating Option Taxable Notes (Housing Revenue, ACC Insd.)±§††	0.45	10/01/2039	4,000,000

Illinois: 0.07%
1,000,000	Chicago IL Midway Airport (Airport Revenue)±§	0.30	01/01/2025	1,000,000
2,000,000	Chicago IL Midway Airport RB Series C (Transportation Revenue, Morgan Stanley Bank LOC)±§	0.36	01/01/2035	2,000,000
1,000,000	Cook County IL GO (Other Revenue, Northern Trust Corporation LOC)±§	0.26	11/01/2030	1,000,000
2,000,000	Puttable Floating Option Tax-Exempt Receipts (Sewer Tax Revenue, NAL- RE Insd.)±§††	0.48	01/01/2030	2,000,000

				6,000,000

Indiana: 0.12%
3,000,000	Indianapolis IN Local Public Improvement Bond Bank Airport Project C-7 (Miscellaneous Revenue, FSA Insd.)±§	0.34	01/01/2033	3,000,000
8,000,000	Indianapolis IN Local Public Improvement Indianapolis Airport Authority Project Series 2008-C-1 (Other Revenue, FSA Insd.)±§	0.31	01/01/2037	8,000,000

				11,000,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

9

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Kansas: 0.01%
$1,000,000	Kansas State Department of Transportation Series C-4 (Highway Revenue)±§	0.31%	09/01/2024	$1,000,000

Kentucky: 0.06%
5,200,000	Warren County KY IDA (Other Revenue)±§††	0.55	12/01/2018	5,200,000

Louisiana: 0.19%
6,000,000	Louisiana Public Facilities Authority RB Dynamic Fuels LLC Project Series 2008 (IDR, JPMorgan Chase Bank LOC)±§	0.29	10/01/2033	6,000,000
7,000,000	Parish of St James LA Series A-1 (IDR)±§	0.33	11/01/2040	7,000,000
4,000,000	Parish of St James LA Series B-1 (Miscellaneous Revenue)±§	0.33	11/01/2040	4,000,000

				17,000,000

Maryland: 0.11%
3,000,000	Howard County MD Refunding MFHR (Housing Revenue, FNMA Insd.)±§	0.28	07/15/2033	3,000,000
4,000,000	Maryland CDA Department of Housing & Community Development RB Series 2006-G (Housing Revenue)±§	0.32	09/01/2040	4,000,000
3,000,000	Maryland CDA Department of Housing & Community Development Series 2007-J (Local or GTD Housing Revenue, KBC Bank NV LOC)±§	0.36	09/01/2031	3,000,000

				10,000,000

Massachusetts: 0.21%
3,000,000	Massachusetts Department of Transportation Metro Highway Systems Contract Assistance Series A-4 (Highway Revenue Tolls)±§	0.26	01/01/2039	3,000,000
4,000,000	Massachusetts Department of Transportation Metro Highway Systems Contract Assistance Series A-5 (Highway Revenue Tolls)±§	0.26	01/01/2039	4,000,000
2,385,000	Massachusetts Development Finance Agency Babson College B (Other Revenue, Citibank NA LOC)±§	0.25	10/01/2031	2,385,000
1,990,000	Massachusetts Health & Education Facilities Authority (College & University Revenue, Bank of America Corporation LOC)±§	0.34	10/01/2034	1,990,000
2,000,000	Massachusetts State Department of Transportation Series A6 (Toll Revenue, Bank of America Corporation LOC)±§	0.30	01/01/2029	2,000,000
2,500,000	Massachusetts State Department of Transportation Series A7 (Toll Revenue, JPMorgan Chase Bank LOC)±§	0.31	01/01/2029	2,500,000
1,000,000	Massachusetts State Health & Education Facilities Authority Series N-3 (HCFR, JP Morgan Chase Bank LOC)±§	0.27	10/01/2048	1,000,000
2,810,000	Massachusetts Water Resources Authority Series E (Water Revenue, GO of Authority)±§	0.31	08/01/2037	2,810,000

				19,685,000

Michigan: 0.13%
7,000,000	Michigan Higher Education Facilities (Education Revenue)±§	0.28	09/01/2037	7,000,000
3,000,000	Michigan State Housing Development Authority (Local or Grd Housing Revenue, GO of Authority Insd.)±§	0.31	10/01/2037	3,000,000
2,000,000	Wayne County MI IDA (IDR, Bank of America Corporation LOC)±§	0.40	05/01/2020	2,000,000

				12,000,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

10

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Minnesota: 0.04%
$4,100,000	Ramsey County MN Housing & Redevelopment MFHR Gateway Apartments LP Series A (Housing Revenue, LaSalle National Bank NA LOC)±§	0.35%	10/01/2038	$4,100,000

Mississippi: 0.41%
7,000,000	Mississippi Business Finance Corporation (IDR)±§	0.30	12/01/2030	7,000,000
4,000,000	Mississippi Business Finance Corporation Chevron USA Incorporated Project Series 1(IDR)±§	0.27	11/01/2035	4,000,000
26,385,000	Mississippi State Taxable Nissan Project A (Other Revenue, Bank of America Corporation LOC)±§	0.25	11/01/2028	26,383,913

				37,383,913

Missouri: 0.15%
3,000,000	Kansas City MO IDA Revenue Ewing Marion Kauffman Foundation (Other Revenue)±§	0.30	04/01/2027	3,000,000
3,000,000	Missouri Development Finance Board Kauffman Center For The Performing Arts Series A (Other Revenue, Bank of America Corporation LOC)±§	0.28	06/01/2037	3,000,000
8,000,000	Missouri Development Finance Board (Recreational Revenue)±§	0.27	12/01/2037	8,000,000

				14,000,000

Nebraska: 0.05%
4,960,000	Central Plains NE Nebraska Gas Project No. 2 Series 2009 (Utilities Revenue)±§	0.30	08/01/2039	4,960,000

Nevada: 0.20%
6,000,000	Clark County NV IDA(Other Revenue)±§	0.42	03/01/2038	6,000,000
8,000,000	Las Vegas NV Economic Development (Other Revenue, Bank of New York LOC)±§††	0.27	10/01/2035	8,000,000
4,000,000	Las Vegas NV Economic Development (Other Revenue, Bank of New York LOC)±§	0.27	05/01/2037	4,000,000

				18,000,000

New Hampshire: 0.08%
3,000,000	New Hampshire HEFA Dartmouth Hitchcock Obligation Series A (HCFR, AGM Insd.)±§	0.34	08/01/2031	3,000,000
4,000,000	New Hampshire HEFA Saint Anselm College (Other Revenue, RBS Citizens NA LOC)±§	0.29	06/01/2038	4,000,000

				7,000,000

New Jersey: 0.65%
5,000,000	New Jersey Economic Development Authority (Utilities Revenue, JPMorgan Chase Bank LOC)±§	0.28	06/01/2026	5,000,000
6,000,000	New Jersey Economic Development Authority (Utilities Revenue, JPMorgan Chase Bank LOC)±§	0.28	06/01/2032	6,000,000
1,000,000	New Jersey Health Care Facilities (HCFR, Bank of America Corporation LOC)±§	0.32	07/01/2041	1,000,000
2,000,000	New Jersey State Housing & Mortgage Finance Agency (Housing Revenue, Bank of America Corporation LOC)±§	0.32	05/01/2048	2,000,000
9,460,000	New Jersey State Housing & Mortgage Finance Agency Taxable Series 4 (Housing Revenue, Dexia Credit Local de France LOC)±§	0.43	11/01/2037	9,460,000
13,000,000	New Jersey State Turnpike Authority Series C (Transit Revenue, JPMorgan Chase Bank LOC)±§	0.26	06/15/2032	13,000,000
10,000,000	New Jersey State Turnpike Authority Series D (Tolls Road Revenue, NATL-RE Insd., Societe Generale LOC)±§	0.31	01/01/2018	10,000,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

11

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
New Jersey (continued)
$13,200,000	Salem County NJ Pollution Control Finance Authority Atlantic City Electric (Utilities Revenue, JPMorgan Bank LOC)±§	0.31%	04/15/2014	$13,200,000

				59,660,000

New York: 1.08%
5,000,000	Abraham Joshua Hesehal School (Miscellaneous Revenue, TD Bank NA LOC)±§	0.27	01/01/2040	5,000,000
2,000,000	City of New York NY (Property Tax Revenue, Toronto Dominion Bank LOC)±§	0.26	09/01/2027	2,000,000
6,000,000	New York City Municipal Water Finance Authority (Utilities Revenue)±§	0.30	06/15/2032	6,000,000
2,000,000	New York HFA Victory Housing Project Series 2000-A (Housing Revenue, Insd. by FHLMC)±§	0.25	11/01/2033	2,000,000
1,000,000	New York Homeowner Mortgage Agency Series 147 (Housing Revenue, Dexia Credit SA LOC)±§	0.32	04/01/2037	1,000,000
6,000,000	New York Metropolitan Transportation Authority (Transportation Revenue, First Security Bank LOC)±§††	0.32	11/15/2025	6,000,000
4,000,000	New York NY City Housing Development Corporation Mulitfamily Rent Housing Balton Series A (Housing Revenue, Bank of America Corporation LOC)±§	0.30	09/01/2049	4,000,000
1,600,000	New York NY City Housing Development Corporation (Housing Revenue)±§	0.26	01/01/2016	1,600,000
3,000,000	New York NY City Housing Development Corporation Series H-2-A (Housing Revenue)±§	0.30	05/01/2013	3,000,000
13,300,000	New York NY City Transitional Financing Authority Class A (Other Revenue, FGIC Insd.)±§††	0.31	07/15/2036	13,300,000
12,000,000	New York NY Subseries C-4 (Property Tax Revenue, Bank of Tokyo LOC)±§	0.26	08/01/2020	12,000,000
3,000,000	New York State Housing Finance Agency (Housing Revenue)±§	0.26	11/01/2037	3,000,000
10,600,000	New York State Housing Finance Agency Taxable 600 West 42nd B (Other Revenue, Bank of New York LOC)±§	0.38	11/01/2041	10,600,000
10,400,000	New York State Housing Finance Agency Victory Housing Series 2004-A (Housing Revenue, FHLMC Insd.)±§	0.25	11/01/2033	10,400,000
3,000,000	Onondaga County NY Culture and Recreation Syracuse University Project Series A (Other Revenue)±§	0.32	12/01/2029	3,000,000
1,000,000	Puttable Floating Option Tax-Exempt Receipts (Other Revenue)±§††	0.45	07/26/2012	1,000,000
15,000,000	Puttable Floating Option Tax-Exempt Receipts (Other Revenue)±§††	0.45	06/15/2053	15,000,000

				98,900,000

North Dakota: 0.02%
1,900,000	North Dakota State HFA Series B (Housing Revenue, GO of Authority Insd.)±§	0.29	07/01/2038	1,900,000

Ohio: 0.46%
21,255,000	Cleveland-Cuyahoga County Port Authority (HCFR, JPMorgan Chase Bank LOC)±§	0.27	01/01/2037	21,255,000
5,000,000	County of Lake OH (HCFR, JPMorgan Chase Bank LOC)±§	0.29	08/15/2041	5,000,000
7,304,000	Ohio State HFA Residential Management Taxable Series I (Housing Revenue, GNMA Insd.)±§	0.25	09/01/2039	7,304,000
4,000,000	Ohio State Higher Education Facilities (Education Revenue)±§	0.31	01/15/2035	4,000,000
4,755,000	Parma OH Community General Hospital Series A (Other Revenue, JPMorgan Chase Bank LOC)±§	0.26	11/01/2029	4,755,000

				42,314,000

Oregon: 0.03%
3,000,000	Oregon Housing & Community Services Department Series E (Housing Revenue, KBC Bank NV LOC)±§	0.30	07/01/2038	3,000,000

Pennsylvania: 0.88%
4,000,000	Beaver County PA IDA Firstenergy Nuclear Series B (IDR, Citibank NA LOC)±§	0.27	12/01/2035	4,000,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

12

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Pennsylvania (continued)
$14,000,000	Doylestown PA Hospital Authority Series B (HFFA, PNC Bank NA LOC)±§	0.26%	07/01/2037	$14,000,000
43,000,000	JPMorgan Chase Putters/Drivers Trust (Miscellaneous Revenue)±§††(i)	0.28	06/30/2011	43,000,000
5,000,000	Philadelphia PA IDA (IDR, PNC Bank NA LOC)±§	0.28	03/01/2027	5,000,000
15,000,000	Philadelphia PA School District (GO - Local, Bank of America Corporation LOC)±§	0.32	09/01/2030	15,000,000

				81,000,000

South Dakota: 0.02%
2,000,000	South Dakota Housing Development Authority (MFHR, FNMA Insd.)±§	0.28	05/01/2037	2,000,000

Tennessee: 0.19%
1,000,000	Metropolitan Government Nashville & Davidson County TN Stewarts Ferry Apartments (IDR, FHLMC Insd.)±§	0.41	01/01/2034	1,000,000
2,000,000	Metropolitan Government Nashville & Davidson County TN Weatherly Ridge Apartments (Housing Revenue, US Bank NA LOC)±§	0.32	12/01/2041	2,000,000
4,000,000	Montgomery County TN Tennessee County Loan Pool (Other Revenue, Bank of America Corporation LOC)±§	0.30	02/01/2036	4,000,000
10,000,000	Municipal Energy Acquisition Corporation (Gas Revenue)±§††	0.32	12/01/2016	10,000,000

				17,000,000

Texas: 1.54%
3,000,000	Austin TX Airport System Revenue Series A (Airport Revenue, Morgan Guaranty Trust LOC)±§	0.29	11/15/2017	3,000,000
10,255,000	Bexar County TX Health Facilities (HCFR, JPMorgan Chase Bank LOC)±§	0.32	12/01/2032	10,255,000
5,000,000	Harris County TX Cultural Education Facilities Finance Corporation Hermann Health (Recreational Revenue, JPMorgan Chase Bank NA LOC)±§	0.28	06/01/2038	5,000,000
7,000,000	Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series D1 (HCFR, JPMorgan Chase Bank LOC)±§	0.29	06/01/2029	7,000,000
5,000,000	Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series D2 (HCFR, Allied Irish Bank plc LOC)±§	0.29	06/01/2029	5,000,000
1,000,000	Harris County TX Health Facilities Development Corporation (Other Revenue)±§	0.34	06/01/2027	1,000,000
7,000,000	Harris County TX Industrial Development Corporation Solid Waste Disposal RB Deer Park Refining Project Series A (Resource Recovery Revenue)±§	0.26	03/01/2023	7,000,000
6,000,000	Houston TX Utilities System (Water Revenue, State Street Bank & Trust Company LOC)±§	0.26	05/15/2034	6,000,000
34,000,000	JPMorgan Chase Putters/Drivers Trust (Miscellaneous Revenue)±§††	0.28	08/31/2011	34,000,000
10,000,000	Midlothian TX Industrial Development Corporation (IDR, UBS AG LOC)±§	0.23	08/01/2034	10,000,000
2,000,000	Mission TX Economic Development Corporation (Other Revenue, Bank of America Corporation LOC)±§	0.37	04/01/2022	2,000,000
6,000,000	North Texas Higher Education Authority (Student Loan Revenue, Bank of America Corporation LOC)±§	0.34	12/01/2035	6,000,000
14,000,000	Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises A (IDR)±§	0.28	04/01/2040	14,000,000
7,000,000	Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises B (IDR)±§	0.28	04/01/2040	7,000,000
5,200,000	Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises B (Resource Recovery Revenue)±§	0.28	12/01/2039	5,200,000
2,000,000	Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises C (Resource Recovery Revenue)±§	0.29	12/01/2039	2,000,000
4,000,000	Port of Port Arthur Navigation District (IDR)±§	0.28	11/01/2040	4,000,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

13

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Texas (continued)
$5,000,000	Port of Port Arthur Navigation District (IDR)±§	0.29%	11/01/2040	$5,000,000
4,480,000	Texas State Taxable Product Development Program Series A (Other Revenue, National Australian Bank NA LOC)±§	0.26	06/01/2045	4,480,000
3,500,000	Tyler TX Health Facilities Development Corporation Mother Frances Hospital Series B (HCFR, Bank of America Corporation LOC)±§	0.41	07/01/2020	3,500,000

				141,435,000

Utah: 0.05%
5,000,000	Utah Transportation Authority Subseries A (Sales Tax Revenue, Fortis Bank SA NV LOC)±§	0.27	06/15/2036	5,000,000

Vermont: 0.15%
14,000,000	Vermont State Student Assistance Corporation (Student Loan Revenue, Lloyds TSB Bank plc LOC)±§	0.31	12/15/2040	14,000,000

Virginia: 0.01%
1,000,000	Harrisonburg VA Redevelopment & Housing Authority (Housing Revenue, Bank of America Corporation LOC)±§	0.32	05/01/2026	1,000,000

Washington: 0.08%
2,909,000	King County WA Housing Authority Series A (Housing Revenue, FHLMC Insd.)±§	0.36	07/01/2035	2,909,000
4,650,000	Washington State Housing Finance Commission Whisperwood Apartments Project Series A (MFHR, FNMA Insd.)±§	0.33	05/15/2035	4,650,000

				7,559,000

Wisconsin: 0.02%
2,000,000	Wisconsin Housing & Economic Development (Housing Revenue, FNMA LOC)±§	0.34	09/01/2035	2,000,000

Wyoming: 0.12%
11,000,000	Sweetwater County WY Pacific Corporation Project Series A (PCR, Barclays Bank plc LOC)±§	0.26	07/01/2015	11,000,000

Total Municipal Bonds & Notes (Cost $1,087,107,413)				1,087,107,413

Repurchase Agreements(z): 4.49%
40,633,838	Barclays Capital Incorporated, dated 11/30/2010, maturity value $40,634,120 (1)	0.25	12/01/2010	40,633,838
43,000,000	Barclays Capital Incorporated, dated 11/30/2010, maturity values $43,000,275 (2)	0.23	12/01/2010	43,000,000
38,000,000	BNP Paribas Securities Corporation, dated 11/30/2010, maturity value $38,000,243 (3)	0.23	12/01/2010	38,000,000
38,000,000	BNP Paribus Securities Corporation, dated 11/30/2010, maturity value $38,000,264 (4)	0.25	12/01/2010	38,000,000
29,000,000	Citigroup Global Markets, dated 11/30/2010, maurity value $29,000,209 (5)	0.26	12/01/2010	29,000,000
29,000,000	Deutsche Bank Securities,dated 11/30/2010, maturity value $29,000,201 (6)	0.25	12/01/2010	29,000,000
71,000,000	Goldman Sachs & Company, dated 11/30/2010, maturity value $71,003,451 (7)	0.25	12/07/2010	71,000,000
53,000,000	JPMorgan Securities Incorporated, dated 11/30/2010, maturity value $53,000,456 (8)	0.31	12/01/2010	53,000,000
12,000,000	Merrill Lynch Pierce Fenner & Smith Incorporated, dated 11/30/2010, maturity value $12,000,107 (9)	0.32	12/01/2010	12,000,000
18,000,000	RBS Securities Incorporated, dated 11/30/2010, maturity value $18,000,120 (10)	0.24	12/01/2010	18,000,000
12,000,000	RBS Securities Incorporated, dated 11/30/2010, maturity value $12,000,087 (11)	0.26	12/01/2010	12,000,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

14

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
MONEY MARKET FUND

Principal	Security Name		Interest Rate	Maturity Date	Value
Repurchase Agreements (continued)
$29,000,000	Societe Generale (New York), dated 11/30/2010, Maturity Value $29,000,201 (12)		0.25	12/01/2010	$29,000,000

Total Repurchase Agreements (Cost $412,633,838)					412,633,838

Secured Master Note Agreement: 2.52%

Domestic Banks: 2.52%
165,700,000	Bank of America Corporation (Diversified Financial Services)±§		0.38	09/09/2034	165,700,000
66,000,000	Lloyds Bank plc (Commercial Banks)±§		0.29	11/01/2011	66,000,000

Total Secured Master Note Agreement (Cost $231,700,000)					231,700,000

Time Deposits: 7.34%
110,000,000	Banco Santander Madrid		0.29	12/02/2010	110,000,000
59,000,000	Bayer Hypo-und Vereinsbank AG Munich		0.29	12/01/2010	59,000,000
87,000,000	Credit Agricole		0.27	12/01/2010	87,000,000
160,000,000	Credit Agricole		0.28	12/01/2010	160,000,000
45,000,000	Danske Bank AS Copenhagen		0.29	12/02/2010	45,000,000
36,000,000	Fortis Bank NV SA		0.29	12/01/2010	36,000,000
123,000,000	Groupe BPCE		0.28	12/01/2010	123,000,000
31,000,000	Intesa Sanpaolo SPA		0.28	12/01/2010	31,000,000
24,000,000	NRW Bank		0.28	12/01/2010	24,000,000

Total Time Deposits (Cost $675,000,000)					675,000,000

US Treasury Securities: 3.02%

US Treasury Bills: 3.02%
64,000,000	US Treasury Bill^		0.15	02/10/2011	63,980,435
64,000,000	US Treasury Bill^		0.16	02/17/2011	63,977,120
64,000,000	US Treasury Bill^		0.17	02/24/2011	63,974,689
86,000,000	US Treasury Bill^		0.18	05/19/2011	85,926,321

Total US Treasury Securities (Cost $277,858,565)					277,858,565

Yankee Corporate Bonds & Notes: 0.60%

Financials: 0.60%

Commercial Banks: 0.60%
5,000,000	Eksportfinans ASA±		0.32	09/22/2011	5,000,000
50,000,000	Svenska Handlesbanken AB±††		0.39	07/01/2011	49,997,117

Total Yankee Corporate Bonds & Notes (Cost $54,997,117)					54,997,117

Total Investments in Securities (Cost $9,172,896,635)*		99.73%			9,172,896,635

Other Assets and Liabilities, Net		0.27			24,747,953

Total Net Assets		100.00%			$9,197,644,588

±	Variable rate investments.

^	Zero coupon security. Rate represents yield to maturity.

(p)	Asset-backed commercial paper.

§	These securities are subject to a demand feature which reduces the effective maturity.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

(z)	Collateralized by:
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

15

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
MONEY MARKET FUND

(1)	U.S. government securities, 1.875% to 3.25%, 6/30/2015 to 12/31/2016, market value including accrued interest is $41,446,515.

(2)	U.S. government securities, 1.125% to 2.25%, 1/15/2012 to 11/30/2017, market value including accrued interest is $43,860,000.

(3)	U.S. government securities, 0.00% to 8.125%, 12/31/2010 to 5/15/2021, market value including accrued interest is $38,760,001.

(4)	U.S. government securities, 0.00% to 6.00%, 6/15/2034 to 9/1/2040, market value including accrued interest is $39,140,000.

(5)	U.S. government securities, 2.704% to 7.00%, 2/1/2017 to 11/20/2040, market value including accrued interest is $29,870,000.

(6)	U.S. government securities, 0.00% to 7.00%, 2/15/2011 to 12/1/2047, market value including accrued interest is $29,857,724.

(7)	U.S. government securities, 5.00%, 7/20/2040 to 8/20/2040, market value including accrued interest is $73,130,000.

(8)	U.S. government securities, 0.00% to 0.32%, 12/3/2010 to 2/7/2011, market value including accrued interest is $54,060,407.

(9)	Commercial Papers and U.S. government securities, 0.35% to 6.00%, 12/3/2010 to 11/1/2040, market value including accrued interest is $12,253,571.

(10)	U.S. government securities, 1.25% to 3.875%, 1/15/2011 to 2/15/2040, market value including accrued interest is $18,360,031.

(11)	U.S. government securities, 3.50% to 7.00%, 3/10/1930 to 12/1/2040, market value including accrued interest is $12,360,053.

(12)	U.S. government securities, 1.88% to 7.00%, 7/1/2017 to 12/1/2047, market value including accrued interest is $29,870,000.
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

16

PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Commercial Paper: 1.61%
$10,000,000	Illinois Finance Authority	0.29%	02/02/2011	$10,000,000
35,000,000	Mercer County ND Pollution Control Authority	0.30	12/15/2010	35,000,000
7,000,000	Michigan State HFA	0.27	12/06/2010	7,000,000
10,000,000	Montmery County MD	0.26	12/06/2010	10,000,000
12,900,000	Rochester MN Health Care Series 2001-B	0.30	01/05/2011	12,900,000

				74,900,000

Total Commercial Paper (Cost $74,900,000)				74,900,000

Municipal Bonds & Notes: 98.16%

Alabama: 0.94%
10,000,000	Homewood AL Educational Building Authority (Education Revenue, Branch Banking & Trust LOC)±§	0.30	12/01/2043	10,000,000
30,000,000	Mobile County AL IDA Mobile Development Project (IDR)±§	0.30	07/01/2040	30,000,000
4,000,000	Pell City AL Special Care Facilities Authority Noland Health Services Incorporated Project Series 2009A (Hospital Revenue, US Bank LOC)±§	0.30	12/01/2039	4,000,000

				44,000,000

Alaska: 1.11%
37,000,000	Alaska Housing Finance Corporation Series 2002-A (Housing Revenue, Dexia SA SPA)±§	0.36	12/01/2036	37,000,000
14,825,000	Alaska Housing Finance Corporation Series 2006-0022 (Housing Revenue, US Bank LOC)††±§	0.29	06/01/2013	14,852,112

				51,852,112

Arizona: 0.54%
9,480,000	Maricopa County AZ Desert Eagles Estate Project Series 2003A-1 (Housing Revenue, FHLMC Insd.)††±§	0.40	07/01/2036	9,480,000
15,600,000	Mesa AZ Utility Systems ROC RR-II-R 11032 (Utility Revenue, FSA Insd. & Citibank NA LOC)††±§	0.31	07/01/2026	15,600,000

				25,080,000

Arkansas: 0.02%
1,100,000	Arkansas Development Finance Authority Stratton Seed Company Project (IDR, Bank of America Corporation LOC)±§	0.56	03/01/2014	1,100,000

California: 10.92%
23,050,000	Bakersfield CA Series B (Water & Wastewater Authority Revenue, First Security Bank LOC)±§	0.34	09/01/2035	23,050,000
9,600,000	Bay Area Toll Authority CA San Francisco Bay Area Toll Bridge Series 2006 C-2 (Miscellaneous Revenue, Liquidity Facility by Lloyds TSB Group plc)±§	0.27	04/01/2045	9,600,000
11,700,000	Big Bear Lake CA Southwest Gas Corporation Project Series A (IDR, KBC Bank NV LOC)±§	0.31	12/01/2028	11,700,000
900,000	California ABAG Finance Authority for Nonprofit Corporation California Oshman Family Jewish Community (Economic Development Revenue, LaSalle National Bank NA LOC)±§	0.31	06/01/2037	900,000
5,000,000	California ABAG Finance Authority for Nonprofit Corporation Menlo School Project (Education Revenue, Northern Trust Corporation LOC)±§	0.26	09/01/2033	5,000,000
23,000,000	California CDA PUTTER Series 2680 (Housing Revenue, JPMorgan Chase & Company LOC)††±§	0.40	05/15/2018	23,000,000
7,300,000	California CDA PUTTER Series 2681 (Housing Revenue, JPMorgan Chase & Company LOC)††±§	0.50	05/15/2016	7,300,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
California (continued)
$3,055,000	California Infrastructure & Economic Development Authority ROCS RR-II-R 11527 (Transportation Revenue, AMBAC Insd. & Liquidity Facility by Citibank NA)††±§	0.28%	07/01/2030	$3,055,000
14,700,000	California PCFA (Resource Recovery Revenue, Union Bank of CA LOC)±§	0.25	09/01/2020	14,700,000
150,000	California PCFA Pacific Gas & Electric Project Series 97-B (Utility Revenue, JPMorgan Chase & Company LOC)±§	0.29	11/01/2026	150,000
4,205,000	California Schools Deutsche Bank Spears Trust Series DBE-648 (GO - Local, FSA Insd. & Liquidity Facility by Deutsche Bank AG)††±§	0.30	09/01/2029	4,205,000
60,000,000	California Stanford Hospital Series B (Recreational Revenue, JPMorgan Chase Bank LOC)±§	0.40	06/01/2034	60,000,000
7,100,000	California State Kindergarten B3 (Other Revenue, Citibank NA LOC)±§	0.24	05/01/2034	7,100,000
5,600,000	California State Series A2 (GO - State , Bank of Montreal LOC)±§	0.27	05/01/2033	5,600,000
25,000,000	California Statewide CDA Gas Supply Project Series 2010 (Utility Revenue, Liquidity Facility by Royal Bank of Canada)±§	0.29	10/01/2040	25,000,000
10,900,000	California Statewide CDA Rady Childrens Hospital Series A (Hosptial Revenue, US Bank LOC)±§	0.28	08/15/2047	10,900,000
17,000,000	California Statewide CDA Sweep Loan Program Series A (HCFR, Citibank NA LOC)±§	0.28	08/01/2035	17,000,000
15,375,000	Deutsche Bank Spears Lifers Trust Series DBE-247 (Tax Revenue, FGIC Insured)††±§	0.31	12/01/2030	15,375,000
30,357,458	FHLMC Series M001 Class A (Housing Revenue, Liquidity Facility by FHLMC)±§	0.36	08/15/2045	30,357,458
4,390,145	FHLMC Series M002 Class A (Housing Revenue, Liquidity Facility by FHLMC)±§	0.36	01/15/2047	4,390,145
20,255,418	FHLMC Series M008 Class A (Housing Revenue, Liquidity Facility by FHLMC)±§	0.36	02/15/2035	20,255,418
2,530,000	Golden State Tobacco Securitization Corporation Series 1271 (IDR, Liquidity Facility by Morgan Stanley)††±§	0.50	06/01/2045	2,530,000
4,200,000	Grossmont CA High School District California School Deutsche Bank Spears Trust Series DBE-637 (GO - Local, Liquidity Facility by Deutsche Bank AG)††±§	0.30	08/01/2047	4,200,000
16,300,000	Los Angeles CA Comnunity ReDevelopment Agency MH Second & Central Apartments Project Series A (Housing Revenue, HSBC Bank USA NA LOC)±§	0.29	12/01/2038	16,300,000
14,200,000	Metropolitan Water District Southern CA Waterworks Series B-3 (Water Revenue, BNP Paribas LOC)±§	0.24	07/01/2035	14,200,000
6,755,000	MuniMae Trust (Housing Revenue, FHLMC Insd. & Liquidity Facility by Merrill Lynch & Company Incorporated)††±§	0.60	12/20/2010	6,755,000
75,000,000	Oakland CA ReDevelopment Agency MH (Housing Revenue, Liquidity Facility by FHLMC & Lloyds TSB Group plc LOC)††±§	0.39	10/01/2050	75,000,000
10,000,000	Poway CA School District Series 3063 (GO - Local, FSA Insd. & Liquidity Facility by Morgan Stanley)††±§	0.30	08/01/2030	10,000,000
35,165,000	San Jose CA Airport Deutsche Bank Spears/Lifers Trust Series DB-479 (Airport Revenue, FSA Insd. & Deutsche Bank AG SPA)††±§	0.30	03/01/2037	35,165,000
20,795,000	Ukiah CA Union School District Deutsche Bank Spears Trust Series DB-382 (GO - Local, MBIA Insd. & Deutsche Bank AG SPA)††±§	0.31	08/01/2025	20,795,000
17,700,000	Victorville CA Joint Powers Finance Authority Project A (Lease Revenue, BNP Paribas LOC)±§	1.75	05/01/2040	17,700,000
7,975,000	Whittier CA Health Facility Presbyterian Intercommunity Hospital Series C (Hospital Revenue, US Bank NA LOC)±§	0.29	06/01/2036	7,975,000

				509,258,021

Colorado: 1.15%
2,000,000	Arapahoe County CO Cottrell Printing Project (IDR, US Bancorp LOC)±§	0.50	10/01/2019	2,000,000
3,065,000	Aurora CO Centretech Metropolitan District Series 1998-C (GO - Local, US Bank LOC)±§	0.31	12/01/2028	3,065,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Colorado (continued)
$7,280,000	Colorado ECFA National Jewish Federal Bond Program Series A1 (Miscellaneous Revenue, Bank of America LOC)±§	0.28%	09/01/2033	$7,280,000
950,000	Colorado ECFA National Jewish Federation Project (Hospital Revenue, US Bank LOC)±§	0.28	02/01/2039	950,000
960,000	Colorado HFA Worldwest LLP Project Series 1999-A (Community Development District Revenue, Firstar Bank LOC)††±§	0.64	09/01/2023	960,000
3,250,000	Colorado Parker Automotive Project (GO - Local, US Bank LOC)±§	0.31	12/01/2034	3,250,000
7,465,000	Colorado Springs CO Utility Systems ROC RR-II-R 457 (Electric Revenue, Citibank NA LOC)††±§	0.30	05/15/2011	7,465,000
28,580,000	Southern Ute Indian Tribe of Southern Ute Indian Reservation Casino (Miscellaneous Revenue)††±§	0.35	04/01/2040	28,580,000

				53,550,000

Delaware: 6.54%
14,793,065	Branch Bank & Trust Municipal Trust Series 5000 (Lease Revenue, Rabobank International SPA)††±§	0.43	10/01/2028	14,793,065
35,803,998	Branch Bank & Trust Municipal Trust Series 5003 (Lease Revenue, Rabobank International SPA)††±§	0.60	05/01/2027	35,803,998
4,588,000	Clipper Tax-Exempt Certified Trust Series 2004-10 (Housing Revenue, FNMA & GNMA Insd. & Liquidity Facility by State Street Corporation)††±§	0.45	12/01/2035	4,588,000
16,805,000	Clipper Tax-Exempt Certified Trust Series 2005-30 (Housing Revenue, State Street Corporation LOC)††±§	0.45	06/01/2038	16,805,000
15,800,000	Clipper Tax-Exempt Certified Trust Series 2005-31 (Housing Revenue, AMBAC LOC & State Street Corporation SPA)††±§	0.45	01/01/2036	15,800,000
17,430,000	Clipper Tax-Exempt Certified Trust Series 2006-02 (Housing Revenue, State Street Corporation SPA)††±§	0.45	10/01/2036	17,430,000
13,557,000	Clipper Tax-Exempt Certified Trust Series 2006-06 (Housing Revenue, Liquidity Facility by State Street Corporation)††±§	0.45	07/01/2037	13,557,000
1,525,000	Clipper Tax-Exempt Certified Trust Series 2006-10 (Housing Revenue, State Street Corporation Insd.)††±§	0.45	09/01/2013	1,525,000
93,374,000	Clipper Tax-Exempt Certified Trust Series 2007-26 (Housing Revenue, Liquidity Facility by State Street Corporation)††±§	0.35	05/01/2017	93,374,000
10,572,000	Clipper Tax-Exempt Certified Trust Series 2007-40 (Housing Revenue, State Street Corporatio n & FNMA & GNMA Insd.)††±§	0.45	02/01/2013	10,572,000
10,150,000	Delaware Economic Development Authority IDR Delaware Clean Power Project Series 1997-B (Resource Recovery Revenue, Motiva Enterprises LLC Insd.)±§	0.32	08/01/2029	10,150,000
19,300,000	Delaware Economic Development Authority IDR Delaware Clean Power Project Series 1997-C (Resource Recovery Revenue)±§	0.31	08/01/2029	19,300,000
1,940,000	Delaware Economic Development Authority Wilmington Montessori School Project (Education Revenue, PNC Bank NA LOC)††±§	0.31	05/01/2020	1,940,000
49,600,000	Delaware State Economic Development Authority (Resource Recovery Revenue)±§	0.31	08/01/2029	49,600,000

				305,238,063

District of Columbia: 1.06%
7,190,000	District of Columbia HFA PFOTER Carver Senior Apartments Project Series 4566 (Housing Revenue, FHLMC Insd.)††±§	0.40	10/01/2049	7,190,000
4,340,000	District of Columbia HFA PFOTER Galen Terrace Project Series 4568 (Housing Revenue, FHLMC Insd.)††±§	0.40	02/01/2049	4,340,000
7,650,000	District of Columbia HFA PFOTER Series 4275 (Housing Revenue, Liquidity Facility by Merrill Lynch & Company Incorporated)††±§	0.47	04/01/2021	7,650,000
10,000,000	District of Columbia Income Tax Series C (Special Tax Revenue)±§	0.32	12/01/2010	10,000,000
10,005,000	District of Columbia ROC RR-II-R 11072 (GO - Local, Citibank NA LOC)††±§	0.31	06/01/2015	10,005,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
District of Columbia (continued)
$10,000,000	District of Columbia TRAN (Property Tax Revenue)	2.00%	09/30/2011	$10,133,944

				49,318,944

Florida: 5.85%
15,125,000	Alachua County FL Health Facilities Authority Oak Hammock University Project Series A (Continuing Care Retirement Community Revenue, Bank of Scotland LOC)±§	0.31	10/01/2032	15,125,000
2,975,000	Bay County FL Sales Tax Solar Eclipse Project Series 2006-0103 (Special Tax Revenue, US Bancorp LOC)††±§	0.29	03/01/2014	2,975,000
800,000	Brevard County FL HFA Shore View Apartments Project Series 1995 (Housing Revenue, Harris Trust & Savings LOC)±§	0.31	02/01/2015	800,000
11,000,000	Broward County FL Airport Systems Embraer Aircraft Holding Project Series 2007-A (Airport Revenue, Liquidity Facility by Citibank NA)±§	0.33	04/01/2035	11,000,000
3,700,000	Clay County FL Drivers Trust Series 3439 (Water & Sewer Revenue, FSA Insd. & Liquidity Facility by JPMorgan Chase & Company)††±§	0.40	11/01/2015	3,700,000
6,900,000	Duval County FL Camri Green Apartments (Housing Revenue, FNMA Insd.)±§	0.31	11/15/2036	6,900,000
8,000,000	Florida Gulf Coast University Finance Corporation Parking Project Series A (Miscellaneous Revenue, Harris NA LOC)±§	0.27	02/01/2039	8,000,000
5,670,000	Florida HFA Vizcaya Villas Project Series 1996-M (Housing Revenue, FHA Insd. & Royal Bank of Canada SPA)††±§	0.37	07/25/2015	5,670,000
6,295,000	Florida Housing Finance Corporation Brook Haven Apartments Multi Family Mortgage Project Series 2006-H (Housing Revenue, Sun Trust LOC)±§	0.33	04/15/2039	6,295,000
11,595,000	Highlands County FL Health Facilities Authority Hospital Adventist Health Systems Project Series 2003-C (Hospital Revenue, Adventist Health Systems Insd.)±§	0.26	11/15/2021	11,595,000
2,934,000	Manatee County FL Austin Trust Certificates Series 2008-3021X (Housing Revenue, GNMA Insd. & Bank of America Corporation LOC)††±§	0.42	09/01/2040	2,934,000
4,240,000	Manatee County FL COP Deutsche Bank Spears Lifers Trust Series DB-43 (Other Revenue, Liquidity Facility by Deutsche Bank AG)††±§	0.32	07/01/2027	4,240,000
4,000,000	Marion County FL HFA Paddock Apartments Project (Housing Revenue, FNMA Insd.)±§	0.27	10/15/2032	4,000,000
5,000,000	Miami-Dade County FL COP Series 2008-1119X (Other Revenue, Assured Guaranty & Bank of America Corporation LOC)††±§	0.32	11/01/2015	5,000,000
7,500,000	Miami-Dade County FL International Airport Aviation Series 2008-1139X (Airport Revenue, Assured Guaranty & Bank of America Corporation LOC)††±§	0.42	04/01/2028	7,500,000
11,870,000	Miami-Dade County FL International Airport Aviation Series 34 (Airport Revenue, Societe Generale SPA)††±§	0.30	10/01/2029	11,870,000
2,210,000	Miami-Dade County FL Series DBE-538 (Special Tax Revenue, Deutsche Bank AG SPA)††±§	0.30	04/01/2015	2,210,000
3,200,000	Miami-Dade County FL Tarmac America Project (Manufacturing Revenue, Bank of America Corporation LOC)±§	0.39	04/01/2034	3,200,000
101,000,000	Orange County FL Health Facilities Authority Adventist Health Systems Project Series 237 (Hospital Revenue, Bayerische Hypo-Und Vereinsbank AG SPA)††±§	0.47	06/09/2011	101,000,000
7,060,000	Orange County FL HFA Landings on Millenia Boulevard Apartments Project Series 2002-A (Housing Revenue, FNMA Insd.)±§	0.32	08/15/2035	7,060,000
2,290,000	Orange County FL IDA Central Florida YMCA Project Series A (IDR, Bank of America Corporation LOC)±§	0.46	05/01/2027	2,290,000
10,000,000	Orlando FL Utility Systems Series D (Utility Revenue)	2.50	05/01/2011	10,083,583
2,275,000	Palm Beach County FL Finance Authority Drivers Trust Series 3419 (Resource Recovery Revenue, BHAC Insd. & Liquidity Facility by JPMorgan Chase & Company)††±§	0.30	04/01/2017	2,275,000
4,000,000	Palm Beach County FL Jewish Community Campus Corporation Project (Hospital Revenue, Northern Trust Corporation LOC)±§	0.31	03/01/2027	4,000,000
1,395,000	Palm Beach County FL Pine Crest Preparatory (Private School Revenue, Bank of America NA LOC)±§	0.41	06/01/2032	1,395,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Florida (continued)
$5,000,000	Pinellas County FL Housing Development Corporation Booker Creek Apartments (Housing Revenue, Liquidity Facility by JPMorgan Chase & Company)±§	0.29%	01/01/2043	$5,000,000
17,585,000	Sarasota County FL Continuing Care Retirement Community Glenridge Palmer Project (Continuing Care Retirement Community Revenue, Bank of Scotland LOC)±§	0.31	06/01/2036	17,585,000
5,000,000	South Broward FL Hospital District Solar Eclipse Project Series 2006-0043 (Hospital Revenue, US Bank LOC)††±§	0.29	11/01/2013	5,000,000
4,000,000	South Florida Water Management District ROCS RR II R-12313 (Lease Revenue, AGM-CR AMBAC Insured)††±§	0.30	04/01/2015	4,000,000

				272,702,583

Georgia: 1.73%
3,520,000	Atlanta GA Development Authority Multi-Modal Zone Facility Perkins & Will Incorporated Project (IDR, Harris NA LOC)±§	0.30	11/01/2030	3,520,000
3,425,000	Atlanta GA Housing Authority Villages at Carver Project (Housing Revenue, SunTrust Banks Incorporated LOC)±§	0.32	12/15/2039	3,425,000
25,230,000	Atlanta GA Water & Wastewater Series 2008-05 (Water & Sewer Revenue, FSA Insd. & Dexia SA SPA)††±§	0.37	11/01/2022	25,230,000
8,795,000	Clipper Tax-Exempt Certified Trust Series 2007-10 (Other Revenue, State Street Corporation SPA)††±§	0.33	04/01/2014	8,795,000
10,175,000	Dekalb County GA Housing Authority PFOTER Orchard Walk Apartments Project Series 4584 (Housing Revenue, FHLMC Insd.)††±§	0.40	03/30/2019	10,175,000
7,435,000	Fulton County GA Development Authority Shepherd Center Project (Hospital Revenue, FHLMC Insd. & SunTrust Banks Incorporated LOC)±§	0.27	09/01/2035	7,435,000
2,210,000	Gwinnet County GA Development Authority Ole Mexican Foods Incorporated Project (IDR, Branch Bank & Trust Company LOC)±§	0.40	05/01/2031	2,210,000
20,000,000	Main Street Nautral Gas Incorporated Georgia Gas Development Project Series A (Gas Utilities Revenue, Royal Bank of Canada SPA)±§	0.30	08/01/2040	20,000,000

				80,790,000

Hawaii: 0.21%
9,995,000	Clipper Tax-Exempt Certified Trust Series 2007-34 (GO - State, State Street Corporation & AMBAC Insd.)††±§	0.35	05/01/2015	9,995,000

Idaho: 0.08%
3,630,000	Gooding County ID Southfield Dairy Project (IDR, Bank of America Corporation LOC)±§	0.45	04/01/2022	3,630,000

Illinois: 6.81%
21,475,849	Branch Bank & Trust Municipal Trust Series 5001 (Lease Revenue, Rabobank International SPA)††±§	0.43	06/01/2020	21,475,849
2,405,000	Channahon IL Morris Hospital Project Series A (Hospital Revenue, US Bank NA LOC)±§	0.27	12/01/2023	2,405,000
64,503,000	Chicago IL Series ZC-1 (GO - Local, FGIC Insd. & Bank of America Corporation LOC)††±§	0.35	01/01/2023	64,503,000
5,000,000	Chicago IL Board of Education Series 2009-A1 (GO - Local, Harris Trust & Savings LOC)±§	0.35	03/01/2026	5,000,000
4,685,000	Chicago IL Deutsche Bank Spears-Lifers Trust Series DB-410 (GO - Local, FGIC Insd. & Liquidity Facility by Deutsche Bank AG)††±§	0.32	12/01/2026	4,685,000
9,240,000	Chicago IL Eclipse Funding Trust Solar Eclipse Project Series 2006-0003 (GO - Local, FSA Insd. & US Bank LOC)††±§	0.29	07/01/2013	9,240,000
4,200,000	Chicago IL Education Marine Project Series 1984 (Port Authority Revenue, FHLMC Insd.)±§	0.31	07/01/2023	4,200,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Illinois (continued)
$3,146,000	Chicago IL Enterprise Center Project Series IX (IDR, LaSalle Bank NA LOC)±§	0.61%	06/01/2022	$3,146,000
4,300,000	Chicago IL Enterprise Center Project Series X (IDR, LaSalle Bank NA LOC)±§	0.61	06/01/2022	4,300,000
9,770,000	Chicago IL O’Hare International Airport ROC RR-II-R-605PB (Airport Revenue, Deutsche Bank AG SPA)††±§	0.32	01/01/2014	9,770,000
11,000,000	Chicago IL O’Hare International Airport Series 1990 (Airport Revenue, Societe Generale SPA)±§	0.31	05/01/2018	11,000,000
1,215,000	Chicago IL PS Greetings Incorporated Project (IDR, LaSalle Bank NA LOC)±§	0.34	05/01/2024	1,215,000
10,000,000	Chicago IL Series 2007F (GO - Local, Liquidity Facility by Banco Bilbao Vizcaya Argentina SA)±§	0.75	01/01/2042	10,000,000
10,000,000	Chicago IL Series 3190 (GO - Local, Liquidity Facility by Morgan Stanley)††±§	0.30	01/01/2034	10,000,000
4,040,000	Chicago IL Water Eclipse Funding Trust Series 2006-0106 (Water & Sewer Revenue, MBIA Insd. & Bank of America Corporation LOC)††±§	0.29	05/01/2014	4,040,000
1,025,000	Chicago IL Deutsche Bank Spears-Lifers Trust Series DB-393 (GO - Local, Liquidity Facility by Deutsche Bank AG)±§	0.32	01/01/2022	1,025,000
14,530,000	Chicago IL Deutsche Bank Spears-Lifers Trust Series DB-393 (GO - Local, Liquidity Facility by Deutsche Bank AG)±§	0.32	01/01/2027	14,530,000
2,200,000	Greenville IL Greenville College Project (Education Revenue, National City Bank LOC)±§	0.60	11/01/2036	2,200,000
10,000,000	Illinois Educational Facilities Authority (Miscellaneous Revenue)	0.30	01/13/2011	10,000,000
2,220,000	Illinois Educational Facilities Authority Newberry Library Project (Miscellaneous Revenue, Northern Trust Corporation LOC)±§	0.30	03/01/2028	2,220,000
1,250,000	Illinois Finance Authority Bradley University Project Series A (Education Revenue, PNC Bank NA LOC)±§	0.26	04/01/2033	1,250,000
6,200,000	Illinois Finance Authority Drivers Trust Series 3302 (Education Revenue, Liquidity Facility by JPMorgan Chase & Company)††±§	0.30	06/01/2014	6,200,000
3,300,000	Illinois Finance Authority Drivers Trust Series 3420 (GO - Local, Liquidity Facility by JPMorgan Chase & Company)††±§	0.30	01/01/2016	3,300,000
3,500,000	Illinois Finance Authority Rush University Education Center Obligation Group Series 2008-A (Hospital Revenue, Northern Trust Company LOC)±§	0.29	11/01/2045	3,500,000
3,900,000	Illinois HFA Series F (Hospital Revenue, Liquidity Facility by JPMorgan Chase & Company)±§	0.30	08/01/2015	3,900,000
5,390,000	Illinois Housing Development Authority Florida House Project Series C (Housing Revenue, Liquidity Facility by JPMorgan Chase & Company)±§	0.40	01/01/2027	5,390,000
13,810,000	Illinois Housing Development Authority Larkin Village Project Series A (Housing Revenue, Liquidity Facility by JPMorgan Chase & Company)±§	0.40	01/01/2027	13,810,000
10,000,000	Illinois Metropolitan Pier & Exposition Authority Series 3217 (Miscellaneous Revenue, Liquidity Facility by Morgan Stanley)††±§	0.30	06/15/2050	10,000,000
30,000,000	Illinois Metropolitan Pier & Exposition Authority Series 3219 (Miscellaneous Revenue, Liquidity Facility by Morgan Stanley)††±§	0.30	06/15/2050	30,000,000
3,250,000	Illinois State Austin Trust Certificates Series 2008-1098 (GO - State, Liquidity Facility by Bank of America Corporation)±§	0.35	02/15/2028	3,250,000
3,445,000	Illinois State Austin Trust Certificates Series 2008-1098 (GO - State, Liquidity Facility by Bank of America Corporation)±§	0.35	08/15/2047	3,445,000
3,080,000	Southwestern Illinois IDR Mattingly Lumber Project Series 2005-A (IDR, US Bank NA LOC)±§	0.45	12/01/2035	3,080,000
15,210,000	Vernon Hills IL Hawthorn Lakes Project (Housing Revenue, FSA Insd. & Societe Generale SPA)±§	0.31	01/01/2016	15,210,000
1,215,000	Will County IL Deutsche Bank Spears-Lifers Trust Series DB-365 (GO - Local, Liquidity Facility by Deutsche Bank AG)±§	0.32	05/01/2020	1,215,000
19,440,000	Will County IL Deutsche Bank Spears-Lifers Trust Series DB-365 (GO - Local, Liquidity Facility by Deutsche Bank AG)±§	0.32	11/01/2023	19,440,000

				317,944,849

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

6

PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Indiana: 2.43%
$26,140,000	Clipper Tax-Exempt Certified Trust Series 2007-02 (Public Facilities Revenue, State Street Corporation Insd.)††±§	0.33%	01/01/2018	$26,140,000
2,600,000	Elkhart County IN Advanced Technology Incorporated Project (IDR, Societe Generale SPA)±§	0.34	04/01/2021	2,600,000
5,555,000	Gary IN Grant Street Project (IDR, Liquidity Facility by JPMorgan Chase & Company)±§	0.45	07/01/2034	5,555,000
4,585,000	Indiana HFFA Revenue Fayette Memorial Hospital Association Series A (HCFR, US Bank NA LOC)±§	0.30	10/01/2032	4,585,000
34,000,000	Indiana Revenue Anticipation Funding Program Notes Series 2010-A (GO - Local, JPMorgan Chase & Company LOC)	2.00	01/06/2011	34,052,386
12,800,000	Indianapolis IN Local Public Improvement Indianapolis Airport Authority Project Series 2008-C-6 (Miscellaneous Revenue, FSA Insd.)±§	0.31	01/01/2033	12,800,000
6,250,000	Indianapolis Local Public Improvement Bond Bank (GO - Local, FSA Insd.)±§	0.35	01/01/2036	6,250,000
19,300,000	Louisiana Gas & Fuels ROC RR-II-R 661 (Special Tax Revenue, FSA Insd. & Liquidity Facility by Citibank NA)±§	0.29	01/01/2040	19,300,000
1,075,000	Richmond IN Reid Hospital & Health Care Services Incorporated Hospital Authority Series A (Hospital Revenue)±§	0.28	12/01/2016	1,075,000
1,000,000	Winamac IN Sunny Ridge Dairy Project (IDR, Northern Trust Corporation LOC)±§	0.50	09/01/2016	1,000,000

				113,357,386

Iowa: 0.50%
2,005,000	Alton IA Northwest Iowa Agronomy Project (Manufacturing Revenue, Bank of America Corporation LOC)±§	0.61	10/01/2024	2,005,000
1,600,000	Boyden IA Dethmers Manufacturing Project (IDR, US Bancorp LOC)±§	0.44	05/01/2016	1,600,000
7,250,000	Iowa HFA SFHR Series N (Housing Revenue, FHLMC Insd. & FNMA)±§	0.31	01/01/2039	7,250,000
11,745,000	Iowa Higher Education Loan Authority Private Colleges Ambrose (College & University Revenue, Northern Trust LOC)±§	0.30	04/01/2033	11,745,000
800,000	Scott County IA Nichols Aluminum Recycling Project (IDR, US Bancorp LOC)††±§	0.61	06/01/2014	800,000

				23,400,000

Kansas: 0.08%
300,000	Johnson County KS Private Activity Stouse Sign & Decal Project Series A (IDR, US Bancorp LOC)±§	0.63	07/01/2011	300,000
1,000,000	Liberal KS Farmland National Beef Packing Project (IDR, US Bancorp LOC)±§	0.45	02/01/2029	1,000,000
2,450,000	Nemaha County KS Midwest AG Services LLC Project (IDR, BNP Paribas SA SPA)±§	0.50	11/01/2020	2,450,000

				3,750,000

Kentucky: 1.76%
3,000,000	Carroll County KY Solid Waste Disposal Celotex Corporation Project (IDR, Bank of America Corporation LOC)±§	0.32	05/01/2028	3,000,000
3,725,000	Christian County KY Association of County Leasing Series B (Public Facilities Revenue, US Bank NA LOC)±§	0.27	08/01/2037	3,725,000
2,625,000	Jefferson County KY Industrial Zeochem LLC Project (IDR, UBS AG LOC)±§	0.31	08/01/2021	2,625,000
3,435,000	Kentucky Economic Development Authority PFOTER Madonna Manor Incorporated Project Series 2010 (Hospital Revenue, Bank of America Corporation LOC)††±§	0.32	12/01/2039	3,435,000
6,035,000	Kentucky Rural Water Finance Corporation Series D (Water & Sewer Revenue)	1.25	02/01/2011	6,040,080
63,340,000	Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drain Systems Series A (Water & Sewer Revenue)	1.25	05/26/2011	63,528,139

				82,353,219

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

7

PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Louisiana: 1.89%
$7,900,000	Ascension Parish LA BASF Corporation Project (IDR, Premier Bank NA LOC)±§	0.45%	03/01/2025	$7,900,000
5,100,000	Calcasieu Parish LA Hydroserve Westlake Project (Miscellaneous Revenue, Bank One LOC)±§	0.40	12/01/2024	5,100,000
8,295,000	Louisiana HFA Arbor Place Apartments Project Series 2008 (Housing Revenue, FHLMC Insd.)±§	0.37	03/01/2043	8,295,000
7,400,000	Louisiana HFA PFOTER The Crossing Apartments Project Series 2006-4572 (Housing Revenue, FHLMC Insd.)††±§	0.40	05/01/2048	7,400,000
3,000,000	Louisiana Public Facilities Authority Christus Health Project Series B-3 (Hospital Revenue, Bank of New York Mellon Corporation LOC)±§	0.26	07/01/2047	3,000,000
6,815,000	Louisiana Public Facilities Authority PC Allied Signal, Incorporated Project (IDR, Honeywell International Insd.)††±§	0.40	08/01/2017	6,815,000
17,845,000	Louisiana State Gas & Fuels Series RR-II-R 661 (Special Tax Revenue, FSA Insd. & Liquidity Facility by Citibank NA)††±§	0.31	05/01/2014	17,845,000
20,700,000	St. James Parish LA Nucor Steel Louisianna LLC Project Series 2010A-1 (IDR, Nucor Corporation Insd.)±§	0.33	11/01/2040	20,700,000
11,000,000	St. James Parish LA Nucor Steel Louisianna LLC Project Series 2010A-1 (IDR, Nucor Corporation Insd.)±§	0.33	11/01/2040	11,000,000

				88,055,000

Maine: 0.30%
13,850,000	Maine State Housing Authority Mortgage Purchase Program Series 2004 D-3 (Housing Revenue)±§	0.32	11/15/2039	13,850,000

Maryland: 0.73%
10,000,000	Baltimore MD Series 152 (Water & Sewer Revenue, Societe Generale SPA)††±§	0.33	07/01/2020	10,000,000
9,000,000	Maryland Industrial Development Finance Authority ED Foodswing Project Series 2008 (IDR, Bank of America Corporation LOC)±§	0.56	04/01/2023	9,000,000
10,000,000	Montmery County MD Series 10-A (Other Revenue)	0.28	12/02/2010	10,000,000
5,000,000	Montmery County MD Series 10-B (Other Revenue)	0.28	12/02/2010	5,000,000

				34,000,000

Massachusetts: 1.16%
2,170,000	Massachusetts Development Finance Agency Boston University Project Series U-6E (Education Revenue, Bank of Nova Scotia LOC)±§	0.25	10/01/2042	2,170,000
8,205,000	Massachusetts Drivers Trust Series 3187-Z (Water & Sewer Revenue, Liquidity Facility by JPMorgan Chase & Company)††±§	0.30	08/01/2014	8,205,000
3,700,000	Massachusetts Series 2648 (GO - State, FSA Insd. & Liquidity Facility by JPMorgan Chase & Company)††±§	0.35	08/01/2015	3,700,000
34,355,000	Massachusetts State Department of Transportation Metropolitan Highway System Series 2010 A-5 (Transportation Revenue)±§	0.26	01/01/2039	34,355,000
5,000,000	Massachusetts State Development Finance Agency Fay School Issue Series 2008 (Education Revenue, TD BankNorth NA LOC)±§	0.28	04/01/2038	5,000,000
700,000	Massachusetts State HEFA Tufts University Issue Series 2008-N1 (Education Revenue, Liquidity Facility by JPMorgan Chase & Company)±§	0.24	08/15/2040	700,000

				54,130,000

Michigan: 4.19%
5,000,000	Michigan Finance Authority Series D-1 (Miscellaneous Revenue)	2.00	08/19/2011	5,042,556
7,000,000	Michigan Finance Authority Series D-2 (Miscellaneous Revenue)	2.00	08/22/2011	7,080,768
7,000,000	Michigan Finance Authority Series D-3 (Miscellaneous Revenue)	2.00	08/22/2011	7,080,768
9,500,000	Michigan Housing Development Authority Limited Obligation Housing Canterbury Project Series A (Housing Revenue, LaSalle Bank NA LOC)±§	0.56	06/01/2038	9,500,000
53,450,000	Michigan Housing Development Authority Rental Housing Project Series 2006-A (Housing Revenue, FSA Insd. & Fortis Bank SPA)±§	0.36	10/01/2040	53,450,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

8

PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Michigan (continued)
$32,695,000	Michigan Housing Development Authority Rental Housing Project Series 2006-C (Housing Revenue, FSA Insd. & Fortis Bank SPA)±§	0.36%	04/01/2041	$32,695,000
6,000,000	Michigan Housing Development Authority Rental Housing Project Series 2010-F (Hospital Revenue)±§	0.39	11/15/2049	6,000,000
6,500,000	Michigan Housing Development Authority Rental Housing Project Series 2010-F (Hospital Revenue)±§	0.39	11/15/2049	6,500,000
19,215,000	Michigan Solid Waste Disposal L’Anse Warden Company Project Series 2008 (Resource Recovery Revenue, Standard Chartered plc LOC)±§	0.46	02/01/2028	19,215,000
13,420,000	Michigan State Housing Development Authority Rental Housing Project (Housing Revenue)±§	0.31	10/01/2037	13,420,000
5,000,000	Michigan State Series A (Property Tax Revenue)	2.00	09/30/2011	5,065,007
7,000,000	Michigan Strategic Fund Consumers Energy Company Project (Electric Revenue, Liquidity Facility by Wells Fargo & Company)(q)±§	0.30	04/01/2035	7,000,000
8,705,000	Royal Oak Michigan Deutsche Bank Spears/Lifers Trust Series DBE-711 (GO - Local, Liquidity Facility by Deutsche Bank AG)±	0.30	10/14/2030	8,705,000
14,570,000	Royal Oak Michigan Deutsche Bank Spears/Lifers Trust Series DBE-711 (GO - Local, Liquidity Facility by Deutsche Bank AG)±	0.30	11/01/2035	14,570,000

				195,324,099

Minnesota: 1.99%
5,000,000	Dakota County MN CDA View Pointe Apartments Project Series 2007-A (Housing Revenue, FNMA Insd.)±§	0.33	01/15/2038	5,000,000
100,000	Maplewood MN Educational Facilities Authority Mounds Park Academy Project (Education Revenue, US Bank NA LOC)±§	0.31	10/01/2023	100,000
13,615,000	Minneapolis & St. Paul MN Housing & ReDevelopment Authority Allina Health Systems Project Series B2 (Hospital Revenue, Liquidity Facility by JPMorgan Chase & Company)±§	0.27	11/15/2035	13,615,000
18,200,000	Minneapolis & St. Paul MN Housing & ReDevelopment Authority Children’s Hospital Clinics Project Series A-II (Hospital Revenue, US Bank LOC)±§	0.31	08/15/2037	18,200,000
1,735,000	Minneapolis MN MFHR Driftwood Apartments Project Series A (Housing Revenue, US Bank LOC)±§	0.40	10/01/2024	1,735,000
1,305,000	Minneapolis MN People Serving People Project Series A (Miscellaneous Revenue, US Bank NA LOC)††±§	0.30	10/01/2021	1,305,000
3,060,000	Minnesota Bond Securitization Trust Series S1 (Housing Revenue, LaSalle Bank NA LOC)††±§	0.50	02/01/2027	3,060,000
3,135,000	Minnesota Bond Securitization Trust Series S2 (Housing Revenue, LaSalle Bank NA LOC)††±§	0.50	11/01/2028	3,135,000
6,000,000	Minnesota HFA Residential Housing Finance Project Series C (Housing Revenue, Minnesota HFA Insd.)±§	0.31	07/01/2036	6,000,000
3,500,000	Minnesota HFA Series C (Housing Revenue, FHLMC Insd.)±§	0.31	07/01/2048	3,500,000
4,570,000	Minnesota Higher Education Facilities University of St. Thomas Project Series 5-C (Education Revenue, Allied Irish Bank plc LOC)±§	0.30	04/01/2025	4,570,000
3,625,000	Minnesota Trunk Highway Project Series B (GO-State)	4.00	08/01/2011	3,714,509
425,000	Plymouth MN MFHR The Lake Apartments Project (Housing Revenue, FHLMC Insd.)±§	0.35	08/01/2034	425,000
13,400,000	St. Anthony MN Landings Silver Lake Project Series 2004-A (Housing Revenue, LaSalle Bank NA LOC)±§	0.35	10/01/2037	13,400,000
13,700,000	St. Cloud Minnesota Health Central Care Series C (HCFR, Assured Guaranty LOC)±§	0.29	05/01/2042	13,700,000
1,460,000	St. Paul MN Port Authority Tax Increment Westgate & Industrial Center Project (Special Tax Revenue, US Bank NA LOC)±§	0.28	02/01/2015	1,460,000

				92,919,509

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

9

PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Mississippi: 0.87%
$18,960,000	Clipper Tax-Exempt Certified Trust Series 2007-32 (GO - State, Liquidity Facility by State Street Corporation)††±§	0.35%	02/01/2016	$18,960,000
10,000,000	Merrill Lynch Puttable Option Tax-Exempt Receipts Series MT-659 (Education Revenue, Liquidity Facility by Bank of America NA)††±§	0.45	09/01/2035	10,000,000
4,330,000	Mississippi Business Finance Corporation Jackson Education Mall Foundation Project Series 2008-A (Miscellaneous Revenue, Liquidity Facility by JPMorgan Chase & Company)±§	0.30	11/01/2018	4,330,000
7,455,000	Mississippi Development Bank Special Obligation Solar Eclipse Project Series 2006-0153 (GO - Local, US Bank LOC)††±§	0.29	03/01/2014	7,455,000

				40,745,000

Missouri: 0.78%
696,000	Clipper Tax-Exempt Certificate Trust Series 1999-02 (Housing Revenue, State Street Corporation SPA)±§	0.45	10/01/2012	696,000
10,330,000	Clipper Tax-Exempt Certificate Trust Series 2005-14 (Other Revenue)††±§	0.45	03/01/2038	10,330,000
1,494,945	Clipper Tax-Exempt Certificate Trust Series 2009-4 (GO - State, Liquidity Facility by State Street Corporation)±§	0.45	01/01/2049	1,494,945
2,160,000	Greene County MO Stasbourg Estates Project (Housing Revenue, US Bancorp LOC)±§	0.38	08/01/2038	2,160,000
2,400,000	Kansas City MO H. Roe Bartle Convention Center Project Series 2008 F (Miscellaneous Revenue, Dexia SA SPA)±§	0.30	04/15/2025	2,400,000
4,700,000	Kansas City MO IDA Revenue Ewing Marion Kauffman Foundation (Other Revenue)±§	0.30	04/01/2027	4,700,000
500,000	Missouri HEFA Washington University Project Series B (Education Revenue)±§	0.26	02/15/2033	500,000
4,125,000	St. Charles County MO United Handicap Services (Hospital Revenue, US Bancorp LOC)±§	0.44	07/01/2023	4,125,000
10,000,000	St. Louis County MO Tax Anticipation Notes (Special Tax Revenue)	0.45	08/01/2011	10,005,094

				36,411,039

Nebraska: 0.16%
1,110,000	Hall County NE Global Industrial Incorporated Project (IDR, Wells Fargo & Company LOC)(q)±§	0.52	12/01/2020	1,110,000
6,190,000	Nebraska Investment Finance Authority Apple Creek Associates Project Series 1985-A (Housing Revenue, Northern Trust Corporation LOC)±§	0.42	09/01/2031	6,190,000

				7,300,000

Nevada: 0.67%
15,000,000	Clark County NV Airport Series B-1 (Airport Revenue, Dexia SA SPA)±§	0.33	07/01/2022	15,000,000
5,000,000	Clark County NV Airport Series E-1 (Airport Revenue)	2.25	06/01/2011	5,046,262
5,600,000	Clark County NV Las Vegas-McCarran International Airport Seies 2010 F-2 (Airport Revenue, Union Bank LOC)±§	0.28	07/01/2022	5,600,000
5,700,000	Reno NV Sales Tax Revenue Refunding Senior Lien Reno Transportation Rail Access Corridor Project (Sales Tax Revenue, Bank of New York LOC)±§	0.27	06/01/2042	5,700,000

				31,346,262

New Hampshire: 1.09%
39,380,000	Clipper Tax-Exempt Certified Trust Series 2005-03 (Housing Revenue, FSA Insd. & State Street Corporation SPA)††±§	0.42	02/01/2013	39,380,000
5,000,000	Merrimack County NH (GO - Local)	1.00	12/30/2010	5,001,587
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

10

PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
New Hampshire (continued)
$6,330,000	New Hampshire Health & Educational Facilities Authority Dartmouth College Project Series 3069 (Education Revenue, Liquidity Facility by Morgan Stanley)††±§	0.30%	06/01/2039	$6,330,000

				50,711,587

New Jersey: 2.94%
8,000,000	JPMorgan Chase Putters Drivers Trust (Miscellaneous Revenue)††±§	0.28	06/23/2011	8,000,000
17,000,000	JPMorgan Chase Putters Series 3811 (Miscellaneous Revenue)††±§	0.28	06/23/2011	17,000,000
2,425,000	New Jersey Clipper Tax-Exempt Certified Trust Series A-2006 (Transportation Revenue, State Street Corporation Insd.)††±§	0.30	01/01/2020	2,425,000
9,805,000	New Jersey HFA MFHR Series 3 (Housing Revenue, Dexia SA SPA)±§	0.40	11/01/2046	9,805,000
18,245,000	New Jersey Higher Education Assistance Authority Student Loan ROCS-RR-II-R-11853 (Student Loan Revenue, Assured Guaranty)††±§	0.36	06/01/2016	18,245,000
9,100,000	New Jersey Lawrenceville School Project (Education Revenue, Liquidity Facility by JPMorgan Chase & Company)±§	0.26	07/01/2031	9,100,000
10,000,000	New Jersey PFOTER Series 638 (Student Loan Revenue, Liquidity Facility by Merrill Lynch)††±§	0.31	12/01/2024	10,000,000
250,000	New Jersey Series 038 (Transportation Revenue, AMBAC Insd. & Liquidity Facility by & Wells Fargo & Company LOC)(q)††±§	0.30	12/15/2026	250,000
15,450,000	New Jersey State Higher Education Assistance Student Loan Revenue (Educaton Revenue, Liquidity Facility by Citibank NA)††±§	0.36	06/01/2016	15,450,000
29,120,000	New Jersey Turnpike Authority Dexia Credit Local Trust Series 2008-057 (Transportation Revenue, FSA Insd. & Dexia SA SPA)††±§	0.40	01/01/2022	29,120,000
15,000,000	North Brunswick Township NJ Bond Anitcipation Notes (GO-Local)	1.25	08/11/2011	15,093,207
2,500,000	South River NJ Bond Anticipation Notes Series 2009 (GO - Local)	1.50	12/21/2010	2,501,088

				136,989,295

New Mexico: 0.96%
3,445,000	New Mexico Educational Assistance Foundation Series A (Student Loan Revenue, Royal Bank of Canada LOC)±§	0.31	11/01/2028	3,445,000
7,500,000	New Mexico Educational Assistance Foundation Series A-1 (Student Loan Revenue, Royal Bank of Canada LOC)±§	0.31	04/01/2034	7,500,000
7,500,000	New Mexico Educational Assistance Foundation Series A-2 (Student Loan Revenue, Royal Bank of Canada LOC)±§	0.31	04/01/2034	7,500,000
21,110,000	New Mexico Educational Authority PFOTER Series 637 (Student Loan Revenue, Bank of America Corporation LOC)±§	0.39	04/01/2037	21,110,000
5,000,000	New Mexico TRAN (Miscellaneous Revenue)	2.25	06/30/2011	5,063,331

				44,618,331

New York: 6.53%
6,495,000	Branch Bank & Trust Municipal Trust Series 1036 (Lease Revenue, Branch Bank & Trust Company LOC)††±§	0.42	02/01/2019	6,495,000
8,965,000	Branch Bank & Trust Municipal Trust Series 1039 (Lease Revenue, Branch Bank & Trust Company LOC)††±§	0.35	06/01/2025	8,965,000
22,105,000	Clipper Tax-Exempt Certified Trust Series 2009-85 (Housing Revenue, Liquidity Facility by State Street Corporation)††±§	0.45	09/01/2034	22,105,000
7,140,000	Erie County NY IDA School Facilities Series 2946 (Education Revenue, FSA Insd. & Liquidity Facility by JPMorgan Chase & Company)††±§	0.33	11/01/2012	7,140,000
3,450,000	Long Island NY Power Authority Electric Subseries 1B (Utilities Revenue, State Street Corporation LOC)±§	0.24	05/01/2033	3,450,000
3,705,000	Middletown NY Bond Anticipation Notes (GO - Local)	1.50	04/08/2011	3,713,364
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

11

PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
New York (continued)
$7,505,000	Monroe County NY IDA Civic Facilities Monroe Community College Project Series A (Housing Revenue, JPMorgan Chase & Company LOC)±§	0.27%	06/01/2036	$7,505,000
2,410,000	Monroe County NY IDA Urban Focus LP Project Series 2007 (Housing Revenue, FHLMC Insd.)††±§	0.39	02/01/2046	2,410,000
1,200,000	New York HFA Archstone Westbury Housing Project Series 2004-A (Housing Revenue, Bank of America Corporation LOC)±§	0.33	11/01/2036	1,200,000
6,810,000	New York HFA ROC RR-II-R 11700 Series B (Housing Revenue, Liquidity Facility by Citibank NA)††±§	0.36	05/01/2038	6,810,000
10,840,000	New York Mortgage Agency Homeowner ROC RR-II-R 11703 (Housing Revenue, Liquidity Facility by Citibank NA)††±§	0.35	10/01/2031	10,840,000
34,000,000	New York Mortgage Agency Homeowner Series 135 (Housing Revenue)±§	0.33	04/01/2037	34,000,000
8,345,000	New York NY City Housing Development Corporation (Housing Revenue, FNMA Insd.)±§	0.48	05/01/2046	8,345,000
2,970,000	New York NY Drivers Trust Series 3381 (Housing Revenue, Liquidity Facility by JPMorgan Chase & Company)††±§	0.41	10/01/2023	2,970,000
4,000,000	New York NY Drivers Trust Series 3477 (Water & Sewer Revenue, Liquidity Facility by JPMorgan Chase & Company)††±§	0.30	06/15/2017	4,000,000
6,210,000	New York NY Housing Development Corporation Series 143 ROC RR-II-R 11699 (Housing Revenue, Liquidity Facility by Citibank NA)††±§	0.36	11/01/2040	6,210,000
12,720,000	New York NY Housing Development Corporation Series 2008-I2 (Housing Revenue)±§	0.53	01/10/2040	12,720,000
5,000,000	New York NY Housing Development Corporation MFHR Series 2008 M (Housing Revenue)±§	0.48	11/01/2013	5,000,000
24,820,000	New York NY Municipal Water & Sewer Finance Authority Fiscal Year 2009 Series 3484 (Water & Sewer Revenue, Liquidity Facility by JPMorgan Chase & Company)††±§	0.28	06/15/2033	24,820,000
11,250,000	New York NY Recovery Fiscal Year 2003 Project Series 2-F (Special Tax Revenue, Dexia SA SPA)±§	0.35	11/01/2022	11,250,000
8,100,000	New York NY Series H (GO - Local)±§	0.30	08/01/2014	8,100,000
14,400,000	New York NY Series L5 (Property Tax Revenue)±§	0.33	04/01/2035	14,400,000
10,000,000	New York State HFA Series C (Housing Revenue, Dexia Credit Local SPA)±§	0.31	03/15/2033	10,000,000
33,700,000	New York State Mortgage Agency Homeowner Mortgage Series 150 (Housing Revenue, Liquidity Facility by Dexia Credit Local)±§	0.33	10/01/2037	33,700,000
14,800,000	New York State Mortgage Agency Series 37 (Housing Revenue)±§	0.30	04/01/2035	14,800,000
19,000,000	Oyster Bay NY (GO - Local)	1.25	08/12/2011	19,125,208
7,500,000	Tarrytown NY Unified School District Bond Anticipation Notes (GO-Local)	1.25	08/12/2011	7,559,238
7,000,000	Watervliet NY City School District Bond Anticipation Notes (GO - Local)	1.25	01/27/2011	7,007,695

				304,640,505

North Carolina: 0.87%
110,000	Charlotte NC Airport Charlotte Douglas Airport Series D (Airport Revenue, Bank of America Corporation LOC)±§	0.41	07/01/2034	110,000
13,000,000	Durham County NC COP (Miscellaneous Revenue, FHLMC Insd.& SunTrust Banks Incorporated LOC)±§	0.27	06/01/2034	13,000,000
5,000,000	North Carolina Capital Finance Agency Wake Forest University Project Series 3070 (Education Revenue, Liquidity Facility by Morgan Stanley)††±§	0.31	01/01/2038	5,000,000
4,745,000	North Carolina Education Care Community Healthcare Facilities University Health Systems of Eastern Carolina Series 2008-B-1 (Hospital Revenue, Bank of America Corporation LOC)±§	0.28	12/01/2036	4,745,000
4,630,000	North Carolina Educational Facilities Authority Hill Center Project (Education Revenue, Branch Bank & Trust Company LOC)±§	0.30	07/01/2028	4,630,000
5,000,000	North Carolina Healthcare Facilities Authority Hospice Alamance Project (Hospital Revenue, Branch Bank & Trust Company LOC)±§	0.30	12/01/2033	5,000,000
3,455,000	Piedmont NC Triad Airport Authority Series A (Airport Revenue, Branch Bank & Trust Company LOC)±§	0.41	07/01/2032	3,455,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

12

PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
North Carolina (continued)
$4,630,000	Piedmont NC Triad Airport Authority Series B (Airport Revenue, Branch Bank & Trust Company LOC)±§	0.46%	07/01/2029	$4,630,000

				40,570,000

North Dakota: 0.35%
700,000	Fargo ND IDR Cass Clay Creamery Incorporated Project (IDR)±§	0.50	12/01/2012	700,000
2,680,000	Mandan ND IDR Cloverdale Foods Company Project (IDR, Bank of North Dakota LOC)±§	0.52	12/01/2022	2,680,000
10,000,000	North Dakota Rural Water Finance Corporation Public Project Construction Notes Series A-4 (Water & Sewer Revenue, Regions Bank LOC)	1.50	09/01/2011	10,059,568
3,000,000	Richland County ND Recovery Zone Facility Minn-Dak Farmers Cooperative Project Series 2010C (Miscellaneous Revenue, CoBank ACB LOC)±§	0.30	11/01/2028	3,000,000

				16,439,568

Ohio: 2.89%
12,000,000	Cleveland OH Water Authority Series 2009R (Water & Sewer Revenue, BNP Paribas LOC)±§	0.30	01/01/2033	12,000,000
3,000,000	Cleveland-Cuyahoga County OH Port Authority Euclid Avenue Housing Corporation Project (Housing Revenue, US Bank NA LOC)±§	0.28	06/01/2039	3,000,000
33,975,000	Cuyahoga County OH Hospital University Hospital Health Systems Incorporated Project Series 263 (Hospital Revenue, MBIA Insd.)††±§	0.42	01/15/2026	33,975,000
8,500,000	Franklin County OH Health Care Facilities Ohio Presbyterian Series A (Hospital Revenue, PNC Bank NA LOC)±§	0.26	07/01/2036	8,500,000
12,110,000	Lancaster OH Port Authority Gas Series 2008 (Utility Revenue, Royal Bank of Canada SPA)±§	0.30	05/01/2038	12,110,000
49,500,000	Ohio Air Quality Development Authority Exempt Facilities Andersons Marathon Ethanol LLC Project Series 2007 (IDR, CoBank ACB LOC)±§	0.40	09/01/2037	49,500,000
3,570,000	Ohio Air Quality Development Authority Ohio Electric Corporation Project Series D (Electric Revenue, Bank of Tokyo-Mitsubishi LOC)±§	0.31	02/01/2026	3,570,000
2,500,000	Ohio Air Quality Development Authority Ohio Valley Electric Corporation Project Series B (Electric Revenue, Bank of Nova Scotia LOC)±§	0.31	02/01/2026	2,500,000
9,480,000	Princeton OH School District MSTR (Education Revenue, Societe Generale LOC)††±§	0.27	12/01/2030	9,480,000

				134,635,000

Oklahoma: 0.80%
25,000,000	Merrill Lynch Puttable Option Tax-Exempt Receipts Series MT-657 (Miscellaneous Revenue)††±§	0.39	09/03/2024	25,000,000
10,000,000	Merrill Lynch Puttable Option Tax-Exempt Receipts Series MT-658 (Miscellaneous Revenue)††±§	0.32	09/01/2037	10,000,000
2,500,000	Oklahoma Development Finance Authority ConocoPhillips Project Series B (IDR, ConocoPhillips Insd.)±§	0.33	08/01/2037	2,500,000

				37,500,000

Oregon: 0.57%
11,500,000	Medford OR Hospital Facilities Authority Cascade Manor Project (HCFR, KBC Bank NV LOC)±§	0.39	07/01/2036	11,500,000
825,000	Oregon Beef Northwest Feeders Project (IDR, Bank of America Corporation LOC)±§	0.50	01/01/2016	825,000
815,000	Oregon Beef Northwest Feeders Project (IDR, Bank of America Corporation LOC)±§	0.50	01/01/2019	815,000
5,500,000	Oregon Behlen Manufacturing Company Project (Manufacturing Revenue, LaSalle Bank NA LOC)±§	0.44	06/01/2017	5,500,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

13

PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Oregon (continued)
$3,280,000	Oregon Health & Science University Series B-2 (Education Revenue, US Bank NA LOC)±§	0.30%	07/01/2027	$3,280,000
4,750,000	Oregon State Veterans Welfare Department Series 84 (GO - State)±§	0.28	06/01/2040	4,750,000

				26,670,000

Other: 2.93%
5,000,000	Clipper Tax-Exempt Certified Trust Series 2004-04 (GO - State, State Street Corporation Insd.)††±§	0.35	07/01/2011	5,000,000
14,500,000	Clipper Tax-Exempt Certified Trust Series 2004-05 (GO - State, State Street Corporation Insd.)††±§	0.35	10/01/2011	14,500,000
4,420,000	Clipper Tax-Exempt Certified Trust Series 2006-04 (GO - Local, SPA State Street Corporation)††±§	0.33	05/01/2013	4,420,000
13,680,000	Clipper Tax-Exempt Certified Trust Series 2007-14 (GO - State, State Street Corporation Insd.)††±§	0.45	03/01/2012	13,680,000
20,970,000	Merrill Lynch Puttable Option Tax-Exempt Receipts Class A (Housing Revenue, FHLMC Insd.)††±§	0.40	05/01/2032	20,970,000
56,740,000	Merrill Lynch Puttable Option Tax-Exempt Receipts Class A (Housing Revenue, Liquidity Facility by Merrill Lynch & Company Incorporated)††±§	0.40	05/15/2029	56,740,000
21,530,000	Merrill Lynch Puttable Option Tax-Exempt Receipts Class C (Housing Revenue, Lloyds TSB Group plc SPA)††	0.33	11/30/2011	21,530,000

				136,840,000

Pennsylvania: 2.30%
2,790,000	Allegheny County PA Hospital Development Authority University of Pittsburgh Education Center Project Series 2007-A (Hospital Revenue, MBIA Insd.)††±§	0.32	02/01/2031	2,790,000
4,500,000	Allegheny County PA Hospital Development Authority University of Pittsburgh Education Center Project Series 2007-B-2 (Hospital Revenue, Royal Bank of Canada SPA)††±§	0.30	04/15/2039	4,500,000
4,000,000	Allegheny County PA Hospital Development Authority University of Pittsburgh Education Center Project Series 2010 (Hospital Revenue, PNC Bank NA LOC)±§	0.24	05/15/2038	4,000,000
3,422,000	Allegheny County PA IDA United Jewish Federation Project Series A (IDR, PNC Bank NA LOC)††±§	0.28	10/01/2026	3,422,000
600,000	Allegheny County PA IDA University of Pittsburgh Education Center Children’s Hospital Series 2004-A (Hospital Revenue, Bank of America Corporation LOC)±§	0.29	10/01/2032	600,000
4,000,000	Bethlehem PA Municipal Products Incorporated Bethlehem Area School District Series E-12 (GO - Local, Royal Bank of Canada SPA)††±§	0.30	01/05/2012	4,000,000
15,640,000	Merrill Lynch Puttable Option Tax-Exempt Receipts Series 385 (Hospital Revenue, Liquidity Facility by Merrill Lynch & Company Incorporated)††±§	0.39	08/15/2042	15,640,000
3,835,000	Merrill Lynch Puttable Option Tax-Exempt Receipts Series PT-4653 (Miscellaneous Revenue, Liquidity Facility by Bank of America Corporation)††±§	0.32	10/01/2039	3,835,000
8,040,000	Montgomery County PA ID ROCS RR-II-R 11856 (Hospital Revenue, Liquidity Facility by Citibank NA)††±§	0.31	02/01/2018	8,040,000
7,965,000	Montgomery County PA IDA Northwestern Human Services Project (Hospital Revenue, Commerce Bank NA LOC)±§	0.26	06/01/2033	7,965,000
100,000	Pennsylvania HFA SFHR Series 93-B (Housing Revenue, Dexia SA SPA)±§	0.40	04/01/2037	100,000
34,955,000	Pennsylvania Housing Financing Agency Series 98C (Housing Revenue, SPA Dexia Credit Local)±§	0.40	10/01/2037	34,955,000
12,150,000	Pennsylvania Turnpike Commission ROCS-RR II-R-12259 (Highway Revenue, Citibank NA SPA)††±§	0.31	10/01/2013	12,150,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

14

PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Pennsylvania (continued)
$5,300,000	Westmoreland County PA Excella Health Project Series B (Hospital Revenue)±§	0.28%	07/01/2030	$5,300,000

				107,297,000

Puerto Rico: 2.26%
7,345,000	Merrill Lynch Puttable Option Tax-Exempt Receipts Series 4147 (Electric Revenue, FGIC Insd. & Dexia SA SPA)††±§	0.47	07/01/2033	7,345,000
14,000,000	Puerto Rico Aqueduct & Sewer Authority Series 2601 (Water & Sewer Revenue, Liquidity Facility by Morgan Stanley)††±§	0.35	07/01/2047	14,000,000
7,500,000	Puerto Rico Aqueduct & Sewer Authority Series 2574 (Water and Sewer Revenue, Liquidity Facility by Morgan Stanley)††±§	0.35	07/01/2047	7,500,000
5,795,000	Puerto Rico Highway & Transportation Authority Series DCL-007 (Transportation Revenue, FSA Insd. & Dexia SA SPA)††±§	0.40	01/01/2028	5,795,000
14,202,000	Puerto Rico Sales Tax Finance Corporation PFOTER Series 267 (Special Tax Revenue, Dexia SA SPA)††±§	0.50	08/01/2039	14,202,000
7,500,000	Puerto Rico Sales Tax Finance Corporation ROC RR-II-R 11851 (Special Tax Revenue, BHAC Insd. & Liquidity Facility by Citibank NA)††±§	0.31	02/01/2016	7,500,000
23,330,000	Puerto Rico Sales Tax Finance Corporation Series 3033 (Special Tax Revenue, Liquidity Facility by Morgan Stanley)††±§	0.35	08/01/2050	23,330,000
18,195,000	Puerto Rico Sales Tax Finance Corporation Series 3036 (Special Tax Revenue)±§	0.35	08/01/2050	18,195,000
7,635,000	Puerto Rico Sales Tax Finance Corporation Series 3036 (Special Tax Revenue, Liquidity Facility by Morgan Stanley)±§	0.35	08/01/2047	7,635,000

				105,502,000

South Carolina: 0.62%
5,000,000	South Carolina Economic Development Authority Anmed Health Project Series C (Hospital Revenue, Branch Bank & Trust Company LOC)±§	0.28	02/01/2033	5,000,000
9,395,000	South Carolina Housing Finance & Development Authority PFOTER Wyndham Pointe Apartments Project (Housing Revenue, FHLMC Insd.)††±§	0.40	03/21/2019	9,395,000
5,000,000	South Carolina Jobs Economic Development Authority Chambers Richland County Project Series 1997 (IDR, SunTrust Banks Incorporated LOC)±§	0.46	06/01/2015	5,000,000
9,575,000	South Carolina Transportation Infrastructure Series 1283 (Special Tax Revenue, AMBAC Insd.)††±§	0.38	04/01/2012	9,575,000

				28,970,000

Tennessee: 0.62%
1,330,000	Clarksville TN Public Building Authority Tennessee Municipal Fund Project (Miscellaneous Revenue, Bank of America Corporation LOC)††±§	0.37	10/01/2025	1,330,000
6,430,000	Franklin County TN Health & Educational Facilities Board University of the South Project Series 1998B (Education Revenue, Amsouth Bank LOC)±§	0.34	09/01/2018	6,430,000
15,130,000	Municipal Energy Acquisition Corporation PFOTER Tennessee Gas Project Series 1578 (Utility Revenue, Liquidity Facility by JPMorgan Chase & Company)††±§	0.32	12/01/2016	15,130,000
1,200,000	Nashville & Davidson Counties TN Health & Educational Facilities Lipscomb University Project (Education Revenue, FHLMC Insd. & SunTrust Banks Incorporated LOC)±§	0.27	11/01/2028	1,200,000
4,870,000	Sevier County TN Public Building Authority Public Improvement Project Series B-1 (Water & Sewer Revenue, Branch Bank & Trust Company LOC)±§	0.30	06/01/2035	4,870,000

				28,960,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

15

PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Texas: 12.24%
$13,925,000	Austin TX Airport Systems Series 2005-3 (Airport Revenue, FSA Insd. & Dexia SA SPA)±§	0.38%	11/15/2025	$13,925,000
4,000,000	Bexar County TX Housing Finance Corporation MFHR Palisades Park Apartments Project (Housing Revenue, FHLMC Insd.)±§	0.30	09/01/2039	4,000,000
3,500,000	Brownsville TX Utility Systems Series DBE-533 (Utility Revenue, Deutsche Bank AG SPA)††±§	0.30	09/01/2013	3,500,000
1,460,000	Clipper Tax-Exempt Certified Trust COP Series 2007-23 (Water & Sewer Revenue, AMBAC Insd. & Liquidity Facility by Merrill Lynch & Company Incorporated)††±§	0.35	09/01/2015	1,460,000
28,780,000	Clipper Tax-Exempt Certified Trust Series 2007-44 (GO - State, State Street Corporation Insd.)††±§	0.35	09/01/2014	28,780,000
10,000,000	Dallam County TX Industrial Development Corporation Hilmar Cheese Company Incorporated Project (Resource Recovery Revenue Revenue)±§	0.30	08/01/2035	10,000,000
12,250,000	Dallam County TX Industrial Development Corporation Hilmar Cheese Company Incorporated Project Series 2009 (Community Development District Revenue Revenue, Bank of the West LOC)±§	0.30	07/01/2032	12,250,000
4,000,000	Dallas TX Area Rapid Transit Sales Tax Revenue (Transportation Revenue, Liquidity Facility by Citibank NA)††±§	0.30	06/01/2015	4,000,000
21,950,000	Gulf Coast Waste Disposal Authority ExxonMobil Project Series 2001B (Miscellaneous Revenue, Exxon Corporation Insd.)±§	0.25	06/01/2025	21,950,000
9,780,000	Harris County TX Housing Finance Corporation MFHR Baypointe Apartments Project (Housing Revenue, Citibank NA LOC)±§	0.32	02/15/2038	9,780,000
5,500,000	Harris County TX Industrial Development Corporation Solid Waste Disposal Deer Park Refining Project (Miscellaneous Revenue, Deer Park Refining Insd.)±§	0.31	03/01/2023	5,500,000
4,520,000	Houston TX Housing Finance Corporation PFOTER Sterlingshire Apartments Project Series 2003 A-1 (Housing Revenue, FHLMC Insd.)††±§	0.40	04/01/2040	4,520,000
12,115,000	Houston TX Housing Finance Corporation PFOTER Kensington Place Apartments Series 2004 (Housing Revenue, FHLMC Insd.)††±§	0.40	02/01/2048	12,115,000
5,835,000	Lower Neches Valley Authority TX Industrial Development Corporation ExxonMobil Project Series 2001B-3 (IDR, ExxonMobil Insd.)±§	0.25	04/01/2026	5,835,000
300,000	Lower Neches Valley Authority TX Industrial Development Corporation ExxonMobil Project Series A (IDR, ExxonMobil Insd.)±§	0.23	11/01/2029	300,000
12,000,000	Massachusetts Health & Educational Facilities Authority Amherst College Project Series F (Education Revenue, Amherst College Insd.)††±§	0.37	05/01/2030	12,000,000
12,900,000	Port Arthur TX Navigation District Environmental Facilities BASF Corporation Project (IDR, BASF Corporation Insd.)±§	0.45	05/01/2033	12,900,000
15,000,000	Port Arthur TX Navigation District Environmental Facilities BASF Corporation Project Class A (Miscellaneous Revenue, Liquidity Facility by BASF Corporation)±§	0.46	04/01/2037	15,000,000
8,700,000	Port Arthur TX Navigation District Environmental Facilities Fina Oil & Chemical Company Project Series B (Miscellaneous Revenue, Flint Resources Insd.)±§	0.29	05/01/2035	8,700,000
22,035,000	Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises LLC Project Series 2002 (Miscellaneous Revenue, Motiva Enterprises LLC Insd.)±§	0.39	12/01/2027	22,035,000
1,600,000	Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project Series B (Office Electronics Revenue, Motiva Enterprises LLC Insd.)±§	0.29	12/01/2039	1,600,000
20,000,000	Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project (Miscellaneous Revenue, Flint Hills Resources Insd.)±§	0.42	01/01/2030	20,000,000
48,500,000	Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2002-A (Miscellaneous Revenue, Flint Hills Resources Insd.)±§	0.37	07/01/2029	48,500,000
16,500,000	Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2006 (Miscellaneous Revenue, Flint Hills Resources Insd.)±§	0.42	01/01/2030	16,500,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

16

PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Texas (continued)
$27,500,000	Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2007 (Miscellaneous Revenue, Flint Hills Resources Insd.)±§	0.42%	01/01/2032	$27,500,000
8,500,000	Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series A (IDR, Flint Hills Resources Insd.)±§	0.42	04/01/2028	8,500,000
2,730,000	San Antonio TX Drivers Trust Series 3247 (Utility Revenue, Liquidity Facility by JPMorgan Chase & Company)††±§	0.30	02/01/2032	2,730,000
12,890,000	San Antonio TX Housing Finance Corporation PFOTER Rosemont at Pleasanton Apartments Project Series 2005 (Housing Revenue, FHLMC Insd.)††±§	0.40	03/30/2019	12,890,000
22,700,000	State of Texas (Miscellaneous Revenue)±§	0.32	06/01/2038	22,700,000
6,845,000	Texas Department of Housing & Community Affairs MFHR Costa Mariposa Apartments Project (Housing Revenue, Bank of America Corporation LOC)±§	0.32	05/01/2042	6,845,000
8,250,000	Texas Department of Housing & Community Affairs SFHR Series A (Housing Revenue, FHLMC Insd.)±§	0.30	09/01/2038	8,250,000
8,650,000	Texas Department of Housing Providence at Rush Creek II Apartments Series 2004 (Housing Revenue, FHLMC Insd.)††±§	0.40	03/21/2019	8,650,000
75,000,000	Texas Municipal Gas Acquisition & Supply Coporation Series 2848 (Gas Supply Revenue, Liquidity by Morgan Stanley)††±§	0.37	12/15/2026	75,000,000
20,000,000	Texas Municipal Gas Acquisition & Supply Coporation Series 2849 (Gas Supply Revenue, Liquidity by Morgan Stanley)††±§	0.37	12/15/2026	20,000,000
20,190,000	Texas Series 2008-A (GO - State, Dexia SA SPA)±§	0.39	12/01/2038	20,190,000
1,690,000	Texas TRAN (Miscellaneous Revenue)	2.00	08/31/2011	1,710,781
30,050,000	Texas Veterans Housing Assistance Project Series II-A (GO - State, Dexia SA SPA)±§	0.39	12/01/2036	30,050,000
19,860,000	Texas Veterans Housing Assistance Project Series II-B (GO - State, Sumitomo Trust & Banking Company LOC)±§	0.30	12/01/2034	19,860,000
10,790,000	Texas Veterans Housing Assistance Project Series II-D (GO - State, Sumitomo Trust & Banking Company LOC)±§	0.29	12/01/2034	10,790,000

				570,815,781

Utah: 0.24%
3,180,000	Merrill Lynch Puttable Option Tax-Exempt Receipts Class A (Education Revenue, Liquidity Facility by Merrill Lynch & Company Incorporated)††±§	0.33	01/01/2027	3,180,000
8,000,000	Utah Transportation Authority Sales Tax Series B (Special Tax Revenue, Fortis Bank LOC)±§	0.29	06/15/2036	8,000,000

				11,180,000

Virginia: 1.61%
17,805,000	Alexandria VA ReDevelopment & Housing PFOTER Series C-2 (Housing Revenue, Royal Bank of Canada SPA)††±§	0.42	01/01/2014	17,805,000
4,465,000	Branch Bank & Trust Municipal Trust Series 2041 (Continuing Care Retirement Community Revenue, Branch Bank & Trust Company LOC)††±§	0.29	10/01/2029	4,465,000
7,000,000	Fairfax County VA IDA Inova Health Project Series A-1 (Hospital Revenue)±§	0.42	05/15/2039	7,000,000
27,036,000	FHLMC MFHR Series M020 Class A (Housing Revenue, FHLMC Insd.)±§	0.35	11/15/2036	27,036,000
5,905,000	Norfolk VA Economic Development Authority Sentra Healthcare Project (Hospital Revenue)±§	0.42	11/01/2034	5,905,000
11,415,000	Stafford County VA Eclipse Funding Trust Project (IDR, US Bank NA LOC)††±§	0.29	08/01/2015	11,415,000
1,665,000	Stafford County VA Series 2635 (Public Facilities Revenue, Liquidity Facility by JPMorgan Chase & Company)††±§	0.35	10/01/2015	1,665,000

				75,291,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

17

PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Washington: 0.58%
$2,770,000	Chelan County WA Public Utility District No. 1 Chelan Hydro Construction Systems Series 2001-A (Electric Revenue, BHAC Insd.)††±§	0.40%	01/01/2030	$2,770,000
4,690,000	King County WA Sewer Series 3090 (Water & Sewer Revenue, FSA Insd. & Liquidity Facility by Morgan Stanley)††±§	0.30	07/01/2037	4,690,000
2,475,000	Pierce County WA Truss Company Project (IDR, US Bancorp LOC)±§	0.34	01/01/2020	2,475,000
9,900,000	Port Tacoma WA ROC-RR-II-R 12056 (Port Authority Revenue, FSA Insd. & Liquidity Facility by Citibank NA)††±§	0.36	06/26/2014	9,900,000
2,550,000	Washington Deutsche Bank Spears/Lifers Trust Series DB-446 (GO - State, AMBAC Insd. & Deutsche Bank AG SPA)±§	0.30	12/01/2023	2,550,000
2,380,000	Washington EDFA Royal Ridge Fruit Project (IDR, Bank of America Corporation LOC)±§	0.50	07/01/2016	2,380,000
1,000,000	Washington Series 2650-Z (GO - State, FSA Insd. & Liquidity Facility by JPMorgan Chase & Company)††±§	0.30	07/01/2013	1,000,000
180,000	Washington State Deutsche Bank Spears Lifers Trust Series DB-446 (Public Facilities Revenue, Liquidity Facility by Deutsche Bank AG)±§	0.30	06/01/2028	180,000
620,000	Yakima County WA Public Corporation Macro Plastics Incorporated Project Series 1996 (IDR, Bank of the West LOC)±§	0.51	12/01/2026	620,000
300,000	Yakima County WA Public Corporation Michelsen Packaging Company Project (IDR, Bank of America Corporation LOC)±§	0.61	12/01/2012	300,000

				26,865,000

Wisconsin: 2.23%
6,800,000	Brodhead WI IDR Stoughton Trailers Incorporated Project (IDR, Liquidity Facility by JPMorgan Chase & Company)±§	0.40	08/01/2020	6,800,000
1,545,000	Menomonee Falls WI IDR Mero Structures Incorporated Project (Community Development District Revenue, US Bancorp LOC)±§	0.32	09/01/2021	1,545,000
725,000	Milwaukee WI ReDevelopment Authority Palermo Villa Incorporated Project Series A (Manufacturing Revenue, US Bancorp LOC)±§	0.56	11/01/2020	725,000
895,000	West Bend WI IDR Bestech Tool Corporation Project Series A (IDR, US Bancorp LOC)††±§	0.61	09/01/2019	895,000
3,750,000	Wisconsin Health & Educational Facilities Authority Capital Lakes Incorporated Project Series A (Education Revenue, KBC Bank NV LOC)±§	0.31	03/01/2038	3,750,000
18,630,000	Wisconsin Health & Educational Facilities Authority Ministry Healthcare Incorporated Project Series B (Hospital Revenue, US Bond Anticipation Notes NA LOC)±§	0.35	08/01/2022	18,630,000
4,660,000	Wisconsin Housing & Economic Development Authority Series A (Housing Revenue, Bank of America Corporation LOC)±§	0.40	05/01/2035	4,660,000
1,870,000	Wisconsin Housing & Economic Development Authority Series A (Housing Revenue, Depfa Bank plc SPA)±§	0.50	09/01/2037	1,870,000
2,350,000	Wisconsin Housing & Economic Development Authority Series C (Housing Revenue, Fortis Bank SA SPA)±§	0.33	09/01/2035	2,350,000
10,530,000	Wisconsin Housing & Economic Development Authority Series C (Housing Revenue, Lloyds TSB Group plc LOC)±§	0.35	03/01/2028	10,530,000
11,980,000	Wisconsin Housing & Economic Development Authority Series E (Housing Revenue, Fortis Bank SA SPA)±§	0.36	09/01/2038	11,980,000
9,010,000	Wisconsin Public Power PUTTER Series 1232 (Utility Revenue, AMBAC Insd. & Liquidity Facility by JPMorgan Chase & Company)††±§	0.38	07/01/2013	9,010,000
7,100,000	Wisconsin ROC RR-II-R 11604 (GO - State, Liquidity Facility by Citibank NA)††±§	0.30	05/01/2016	7,100,000
4,550,000	Wisconsin Rural Water Construction Loan Program Commission Series 2010 (Water & Sewer Revenue)	1.25	11/01/2011	4,587,308
7,000,000	Wisconsin State Health & Educational Facilities (Health Care Facilities Revenue)	0.42	09/01/2011	7,000,000
7,000,000	Wisconsin State Health & Educational Facilities (Health Care Facilities Revenue)	0.42	09/01/2011	7,000,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

18

PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
MUNICIPAL CASH MANAGEMENT MONEY MARKET FUND

Principal	Security Name		Interest Rate	Maturity Date	Value
Wisconsin (continued)
$5,400,000	Wisconsin State HEFA Aurora Health Care Series A (Hospital Revenue, Marshall & Isley Bank LOC)±§		0.28%	04/01/2028	$5,400,000

					103,832,308

Wyoming: 1.06%
9,535,000	Wyoming CDA Series 1424-R (Housing Revenue, Merrill Lynch & Company Incorporated SPA)††±§		0.39	06/01/2014	9,535,000
40,000,000	Wyoming Student Loan Corporation Series A-3 (Student Loan Revenue, Royal Bank of Canada SPA)±§		0.31	12/01/2043	40,000,000

					49,535,000

Total Municipal Bonds & Notes (Cost $4,579,263,461)					4,579,263,461

Total Investments in Securities (Cost $4,654,163,461)*		99.77%			$4,654,163,461

Other Assets and Liabilities, Net		0.23			10,886,077

Total Net Assets		100.00%			$4,665,049,538

(q)	Credit enhancement is provided by an affiliate.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investments.

§	These securities are subject to a demand feature which reduces the effective maturity.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

(i)	Illiquid security.
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

19

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Commercial Paper: 3.66%
$10,000,000	Illinois Educational Facilities Authority	0.30%	01/13/2011	$10,000,000
10,000,000	Illinois Finance Authority	0.27	12/06/2010	10,000,000
10,000,000	Illinois Finance Authority	0.29	02/02/2011	10,000,000
20,000,000	Illinois Finance Authority	0.34	01/06/2011	20,000,000
30,000,000	Mercer County ND Pollution	0.30	12/15/2010	30,000,000
13,400,000	Michigan State Hospital Finance Authority	0.32	01/05/2011	13,400,000
13,200,000	Rochester MN Health Care	0.26	12/06/2010	13,200,000
10,700,000	Rochester MN Health Care	0.27	12/06/2010	10,700,000
6,100,000	Rochester MN Health Care	0.27	12/07/2010	6,100,000
9,000,000	Rochester MN Health Care	0.30	01/10/2011	9,000,000
10,000,000	Rochester MN Health Care	0.32	01/05/2011	10,000,000
16,665,000	University of Virginia Rector and Visitors	0.25	12/08/2010	16,665,000
7,000,000	Wisconsin State Health & Educational Facilities	0.42	09/01/2011	7,000,000
7,000,000	Wisconsin State Health & Educational Facilities	0.42	09/01/2011	7,000,000

Total Commercial Paper (Cost $173,065,000)				173,065,000

Municipal Bonds and Notes: 96.19%

Alabama: 1.07%
10,000,000	Homewood Alabama Educational Building Authority (Education Revenue, Branch Banking & Trust LOC)§±	0.30	12/01/2043	10,000,000
12,000,000	Mobile AL Industrial Development Board Alabama Power Company Project Series C (IDR)§±	0.30	08/01/2017	12,000,000
6,300,000	Mobile AL Infirmary Health System Special Care Facilities Series A (HFFA Revenue, Bank of Nova Scotia LOC)§±	0.28	02/01/2040	6,300,000
22,500,000	Mobile County AL IDA Series B (IDR, Svenska Handelsbanken LOC)§±	0.30	07/01/2040	22,500,000

				50,800,000

Alaska: 0.51%
8,520,000	Deutsche Bank Spears Lifers Trust Series DB-507 (Other Revenue, FGIC Insured)§±††	0.30	12/01/2034	8,520,000
15,775,000	Deutsche Bank Spears Lifers Trust Series DB-532 (Other Revenue, NATL-RE Insured)§±††	0.30	12/01/2041	15,775,000

				24,295,000

Arizona: 0.96%
35,055,000	Clipper Tax Exempt Certificate Trust (Transit Revenue)§±††	0.30	07/01/2024	35,055,000
10,500,000	Maricopa County AZ IDA Series A (Housing Revenue, FNMA Insured)§±	0.30	04/15/2030	10,500,000

				45,555,000

California: 10.29%
22,175,000	ABAG Finance Authority for Nonprofit Corporation California Marin Country Day School (Private School Revenue, US Bank NA LOC)§±	0.28	07/01/2037	22,175,000
1,680,000	ABAG Finance Authority for Nonprofit Corporation California St. Anthony Foundation (Other Revenue, Bank of America Corporation LOC)§±	0.29	03/01/2037	1,680,000
40,400,000	Bay Area Toll Authority California Toll Bridge San Francisco Bay C2 RMKT 02/04 (Highway Revenue, Morgan Stanley Bank LOC)§±	0.27	04/01/2045	40,400,000
600,000	Branch Banking & Trust Municipal Trust (Lease Revenue, Branch Banking & Trust LOC)§±††	0.29	09/01/2022	600,000
325,000	California Finance Authority Kehillah Jewish High School Series 2009 (Private Schools Revenue, California Bank & Trust LOC)§±	0.28	08/01/2039	325,000
45,685,000	California GO Series C-3 (Sales Tax Revenue, Bank of America Corporation LOC)§±	0.26	07/01/2023	45,685,000
17,100,000	California Infrastructure & Economic Development Bank J Paul Getty Project Series A2 (Recreational Revenue)§±	0.23	10/01/2047	17,100,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
California (continued)
$15,800,000	California Infrastructure & Economic Development Bank Orange County Performing Series A (Recreational Revenue, Bank of America Corporation LOC)§±	0.28%	07/01/2034	$15,800,000
3,145,000	California Infrastructure & Economic Development Bank ROCS RR II R-11527 (Toll Road Revenue, AMBAC Insured)§±††	0.28	07/01/2030	3,145,000
9,695,000	California PCFA Hilmar Cheese Company Project Series 20 (IDR, Bank of the West LOC)§±	0.30	11/01/2034	9,695,000
20,000,000	California Stanford Hospital Series B (Recreational Revenue, JPMorgan Chase Bank LOC)§±	0.40	06/01/2034	20,000,000
2,980,000	California State DWR Power Supply Revenue Series C13 (Utilities Revenue, First Security Bank LOC)§±	0.31	05/01/2022	2,980,000
8,600,000	California State Kindergarten B3 (Other Revenue, Citibank NA LOC)§±	0.24	05/01/2034	8,600,000
17,600,000	California State Series A3 (GO-State, Bank of Montreal LOC)§±	0.26	05/01/2033	17,600,000
34,975,000	California State Series DCL 048 (GO-State, Dexia LOC)§±††	0.36	08/01/2032	34,975,000
4,100,000	California Statewide CDA Rady Children’s Hospital Series A (Hospital Revenue, US Bank NA LOC)§±	0.28	08/15/2047	4,100,000
460,000	California Statewide CDA Sweep Loan Program Series A (HCFR, Citibank NA LOC)§±	0.28	08/01/2035	460,000
370,000	California Statewide CDA University Retirement Community Project (Hospital Revenue, Bank of America Corporation LOC)§±	0.29	11/15/2038	370,000
25,000,000	California Statewide Community Development Authority Gas Supply (Natural Gas Revenue)§±	0.29	10/01/2040	25,000,000
17,615,000	Deutsche Bank Spears Lifers Trust DB-362 (Other Revenue, AMBAC Insured)§±††	0.31	06/01/2022	17,615,000
18,540,000	Deutsche Bank Spears Lifers Trust DB-363 (Other Revenue, FSA Insured)§±††	0.31	09/01/2030	18,540,000
4,435,000	Deutsche Bank Spears Lifers Trust Series DB-621 (Property Tax Revenue, First Security Bank LOC)§±††	0.30	08/01/2028	4,435,000
15,000,000	East Bay CA MUD Subseries A1 (Other Revenue, Dexia Credit Local de France LOC)§±	0.32	06/01/2038	15,000,000
9,530,000	East Bay CA MUD Subseries A2 (Water Revenue, Dexia Credit SA LOC)§±	0.32	06/01/2038	9,530,000
10,195,000	East Bay CA MUD Subseries A3 (Other Revenue, Dexia Credit SA LOC)§±	0.32	06/01/2038	10,195,000
11,400,000	El Dorado CA Irrigation District & El Dorado Water Agency Series A (Lease Revenue, Dexia Credit SA LOC)§±	0.30	03/01/2036	11,400,000
9,105,000	Golden State Tobacco Securitization Corporation California Tobacco Settlement ROCS RR II R-11442 (Other Revenue, Citibank NA LOC)§±††	0.34	06/01/2035	9,105,000
6,085,000	Hesperia CA USD COP Interim School Facility Funding Program (Lease Revenue, First Security Bank LOC)§±	0.45	02/01/2038	6,085,000
293,000	Irvine CA Improvement Bond Act 1915 Series 07-22-A (Other Revenue, KBC Bank NV LOC)§±	0.27	09/02/2032	293,000
4,710,000	Kings County CA Housing Authority Edgewater Apartments Series A (MFHR, FNMA Insured)§±	0.28	02/15/2031	4,710,000
13,895,000	Menlo Park CA CDA Las Pulgas Community Development (Tax Allocation Revenue, AMBAC Insured)§±	0.29	01/01/2031	13,895,000
1,100,000	Metropolitan Water District Southern California Waterworks Revenue Series C2 (Water Revenue, JPMorgan Chase Bank LOC)§±	0.27	07/01/2036	1,100,000
11,880,000	Northern California Power Agency RB Hydroelectric Project Series A (Utilities Revenue, Dexia Credit SA LOC)§±	0.30	07/01/2032	11,880,000
8,100,000	Orange County CA Apartment Development Villas La PAZ-F Project (Housing Revenue, FNMA Insured)§±	0.35	08/15/2028	8,100,000
2,600,000	Orange County CA COP Sanitation District Series B (Lease Revenue)§±	0.28	08/01/2030	2,600,000
24,815,000	Roseville CA COP Series A (Electric Revenue, Bank of New York LOC)§±	0.33	02/01/2035	24,815,000
4,120,000	San Diego County CA Regional Transportation Community Limited Tax Series C (Sales Tax Revenue, Dexia Credit Local de France LOC)§±	0.30	04/01/2038	4,120,000
1,880,000	Sweetwater CA Union High School District ROCS RR II 11484 (Property Tax Revenue, First Security Bank LOC)§±††	0.32	02/01/2013	1,880,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
California (continued)
$3,600,000	University of California (College & University Revenue, First Security Bank LOC)§±††	0.30%	05/15/2032	$3,600,000
18,070,000	Victorville CA Joint Powers Finance Authority Project A (Lease Revenue, BNP Paribas LOC)§±	1.75	05/01/2040	18,070,000
19,225,000	Whittier CA Health Facilities Presbyterian Intercommunity Project Series C (Hospital Revenue, US Bank NA LOC)§±	0.29	06/01/2036	19,225,000

				486,883,000

Colorado: 2.71%
2,765,000	Aurora CO Centretech Metropolitan District (Other Revenue, US Bank NA LOC)§±	0.31	12/01/2017	2,765,000
2,995,000	Aurora CO Centretech Metropolitan District (Other Revenue, US Bank NA LOC)§±	0.31	12/01/2028	2,995,000
13,700,000	Broomfield CO Urban Renewal Authority Event Center Project (Tax Incremental Revenue, Banque Nationale Paris LOC)§±	0.30	12/01/2030	13,700,000
5,800,000	Colorado Health Facilities Authority Crossroads Maranatha Projects (Other Revenue, US Bank NA LOC)§±	0.29	12/01/2043	5,800,000
1,275,000	Colorado Health Facilities Authority Exempla Incorporated Project Series 2002-B (HCFR, US Bank NA LOC)§±	0.35	01/01/2033	1,275,000
11,750,000	Colorado Springs Utility Improvement Bond Series A (Multiple Utility Revenue)§±	0.32	11/01/2038	11,750,000
8,625,000	Commerce City CO Northern Infrastructure General Improvement District (Other Revenue, US Bank NA LOC)§±	0.31	12/01/2038	8,625,000
5,000,000	Commerce City CO Northern Infrastructure General Improvement District (Property Tax Revenue, US Bank NA LOC)§±	0.31	12/01/2028	5,000,000
7,560,000	Cornerstone CO Metropolitan District #1 (Other Revenue, Bank of America Corporation LOC)§±	0.33	12/01/2036	7,560,000
6,850,000	Denver CO City & County Cottonwood Creek Series A (MHFR, FHLMC Insured)§±††	0.31	04/15/2014	6,850,000
11,250,000	Moffat County CO Tri State General Association Project (IDR, Bank of America Corporation LOC)§±	0.28	03/01/2036	11,250,000
6,520,000	Mountain Village CO Housing Authority Facilities Remarketing Project (Housing Revenue, US Bank NA LOC)§±	0.31	11/01/2040	6,520,000
11,010,000	South Glenn CO Metropolitan District (Other Revenue, Banque Nationale Paris LOC)§±	0.31	12/01/2030	11,010,000
4,030,000	Southeast CO Public Improvement Metropolitan District (Property Tax Revenue, US Bank NA LOC)§±	0.31	11/15/2034	4,030,000
29,155,000	Southern Ute Indian Tribe of Southern Ute Indian Reservation (Miscellaneous Revenue)§±††	0.35	04/01/2040	29,155,000

				128,285,000

Connecticut: 0.08%
3,890,000	Connecticut Regional School District # 4 (Property Tax Revenue)	1.25	12/01/2010	3,890,000

Delaware: 0.19%
4,000,000	Delaware State Economic Development Authority YMCA Delaware Projects (Recreational Revenue, PNC Bank NA Insured)§±	0.28	05/01/2036	4,000,000
4,945,000	Delaware State Health Facilities Authority Series B (Health Care Facilities Revenue, PNC Bank NA LOC)§±	0.26	07/01/2039	4,945,000

				8,945,000

District of Columbia: 0.21%
10,000,000	District of Columbia TRAN (Property Tax Revenue)	2.00	09/30/2011	10,133,944

Florida: 4.83%
6,235,000	Alachua County FL Oak Hammock University of Florida Project Series A (HCFR, BNP Paribas LOC)§±	0.31	10/01/2032	6,235,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Florida (continued)
$7,265,000	Broward County FL Educational Facilities Authority (College & University Revenue, Bank of America Corporation LOC)§±	0.28%	04/01/2020	$7,265,000
11,500,000	Capital Transfer Agency Florida Portofino Villas Series A (Other Revenue, FNMA Insured)§±	0.30	04/15/2036	11,500,000
6,315,000	Deutsche Bank Spears Lifers Trust Series DB-547 (Other Revenue, NATL-RE Insured)§±††	0.30	10/01/2026	6,315,000
4,495,000	Deutsche Bank Spears Lifers Trust Series DBE-538 (Other Revenue, AMBAC Insured)§±††	0.30	04/01/2027	4,495,000
4,000,000	Duval County FL HFA Sunbeam Road Apartments Project (Housing Revenue, US Bank NA LOC)§±	0.30	07/01/2025	4,000,000
9,985,000	Eclipse Funding Trust 2006-0002-Solar Eclipse (Sales Tax Revenue, US Bank NA LOC)§±††	0.29	03/01/2014	9,985,000
7,100,000	Florida HFA (MFHR, FHLMC Insured)§±	0.28	12/01/2013	7,100,000
470,000	Fort Lauderdale FL Ann Storck Center Incorporated Project (HCFR, Wells Fargo Bank LOC)§±††(q)	0.45	12/01/2014	470,000
3,865,000	Highlands County Health Facilities Authority (HFFA, PNC Bank NA LOC)§±	0.27	11/15/2012	3,865,000
595,000	Hillsborough County FL School Board COP Series C (Lease Revenue, NATL-RE Insured)§±	0.28	07/01/2030	595,000
20,035,000	Lee Memorial Health Services Florida Project Series 3088 (HCFR)§±††	0.30	04/01/2037	20,035,000
10,120,000	Miami Dade County FL Expressway Authority Series 1339 (Toll Road Revenue, AGC-ICC FGIC Insured)§±††	0.40	07/01/2012	10,120,000
1,350,000	Orange County FL Central Florida YMCA Project Series A (IDR, Bank of America Corporation LOC)§±	0.46	05/01/2027	1,350,000
2,785,000	Orange County FL IDA Jewish Federation of Greater Orlando Project (Private School Revenue, Bank of America Corporation LOC)§±	0.56	01/01/2028	2,785,000
2,000,000	Orange County FL School Board COP Series E (Lease Revenue, Wells Fargo Bank LOC)§±(q)	0.28	08/01/2022	2,000,000
19,000,000	Orlando FL Utilities Commission Series D (Electric Power & Light Revenue)	2.50	05/01/2011	19,158,808
4,035,000	Palm Beach County FL Childrens Home Project (Other Revenue, Bank of America Corporation LOC)§±	0.41	05/01/2038	4,035,000
6,465,000	Palm Beach County FL Jupiter Medical Center Incorporated Series B (HCFR, Wells Fargo Bank LOC)§±(q)	0.27	08/01/2020	6,465,000
3,100,000	Palm Beach County FL Kings Academy Incorporated Project (Private School Revenue, Wells Fargo Bank LOC)§±(q)	0.30	08/01/2031	3,100,000
1,465,000	Palm Beach County FL Norton Gallery Incorporated (College & University Revenue, Northern Trust Corporation LOC)§±	0.31	05/01/2025	1,465,000
7,520,000	Palm Beach County FL School Board Series 2089 (Other Revenue, First Security Bank LOC)§±††	0.35	08/01/2026	7,520,000
7,845,000	Palm Beach County FL School Board Series 2925Z (Lease Revenue, First Security Bank LOC)§±††	0.35	08/01/2011	7,845,000
2,500,000	Palm Beach County FL Zoological Society Incorporated Project (Recreational Facilities Revenue, Northern Trust Corporation LOC)§±	0.29	05/01/2031	2,500,000
19,500,000	Pinellas County FL Health Facilities Authority BayCare Health Series A-1 (Health, Hospital, Nursing Home Revenue, FNMA Insured)§±	0.29	11/01/2038	19,500,000
28,630,000	Sarasota County FL Continuing Care Retirement Community Glenridge Palmer Project (HFFA Revenue, Bank of Scotland LOC)§±	0.31	06/01/2036	28,630,000
4,290,000	Sarasota County FL Planned Parenthood Incorporated Project (Other Revenue, Wells Fargo Bank LOC)§±(q)	0.31	10/01/2041	4,290,000
1,255,000	Sarasota County FL Sarasota Military Academy (Private School Revenue, Wells Fargo Bank LOC)§±(q)	0.40	02/01/2034	1,255,000
4,600,000	South Florida Water Management District ROCS RR II R-12313 (Lease Revenue, AGM-CR AMBAC Insured)§±††	0.30	04/01/2015	4,600,000
19,725,000	Tampa Bay FL Water Utility System (Water Revenue, FGIC Insured)§±††	0.48	10/01/2023	19,725,000

				228,203,808

Georgia: 2.58%
12,650,000	Atlanta GA Airport Passenger Facility Charge (Other Revenue, First Security Bank LOC)§±††	0.32	01/01/2013	12,650,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Georgia (continued)
$3,580,000	Atlanta GA Development Authority Perkins Will Incorporated Project (Other Revenue)§±	0.30%	11/01/2030	$3,580,000
5,465,000	Atlanta GA Westside Project Series B (Tax Incremental Revenue, Wells Fargo Bank LOC)§±(q)	0.30	12/01/2023	5,465,000
3,195,000	Cobb County GA Housing Authority Tamarron Apartments Project (Housing Revenue, FHLMC Insured)§±	0.41	03/01/2024	3,195,000
7,240,000	Fulton County GA Development Authority (HCFR, FHLMC Insured)§±	0.27	09/01/2035	7,240,000
12,500,000	Fulton County GA Development Authority The Lovett School Project Series 2008 (Private Schools Revenue, FHLB LOC)§±	0.27	04/01/2033	12,500,000
12,185,000	Fulton County GA Series 1474 (Water & Sewer Revenue, AGC-ICC FGIC Insured)§±††	0.35	07/01/2012	12,185,000
1,850,000	Fulton County, GA Development Authority St. George Village Project (Hospital Revenue, Bank of America Corporation LOC)§±	0.41	04/01/2034	1,850,000
5,000,000	Gwinnett County GA Development Authority Goodwill North GA Incorporated Project (Other Revenue, Branch Banking & Trust LOC)§±	0.30	10/01/2033	5,000,000
9,835,000	Gwinnett County GA Hospital Authority Series A (HFFA, FHLB LOC)§±	0.27	07/01/2036	9,835,000
2,500,000	JPMorgan Chase Putters/Drivers Trust (Sales Tax Revenue)§±††	0.35	01/01/2016	2,500,000
5,700,000	Macon-Bibb County GA Hospital Authority Antic Medical Center Series B (Healthcare Facilities Revenue, Branch Banking & Trust)§±	0.30	07/01/2028	5,700,000
16,700,000	Main Street Natural Gas Incorporated Gas Project Series A (Utilities Revenue)§±	0.30	08/01/2040	16,700,000
8,630,000	Private Colleges and Universities Authority of Georgia Mercer University Project Series 2003 (College & University Revenue, Branch Banking & Trust LOC)§±	0.30	10/01/2032	8,630,000
5,500,000	Private Colleges and Universities Authority of Georgia Mercer University Project Series 2006-A (Other Revenue, Branch Banking & Trust LOC)§±	0.30	10/01/2036	5,500,000
9,285,000	Rosell GA Housing Authority (Housing Revenue, FHLMC Insured)§±	0.41	01/01/2034	9,285,000

				121,815,000

Hawaii: 0.11%
5,200,000	Hawaii Housing Finance & Development Corporation Lokahi Kau Series 2008 (Housing Revenue, FHLMC Insured)§±	0.28	12/01/2041	5,200,000

Idaho: 0.21%
9,700,000	Coeur d’ Alene ID (Other Revenue, Bank of America Corporation LOC)§±	0.41	08/15/2022	9,700,000

Illinois: 9.81%
4,225,000	Aurora IL Economic Development (College & University Revenue, Harris Trust Savings Bank LOC)§±	0.30	03/01/2035	4,225,000
10,000,000	Austin Trust Series 2008-1098 (HCFR, Assured Guaranty)§±††	0.35	08/15/2047	10,000,000
16,120,000	Chicago IL Board of Education Series 3010 (Property Tax Revenue, AMBAC Insured)§±††	0.48	12/01/2030	16,120,000
8,000,000	Chicago IL Neighborhoods Alive (Property Tax Revenue, Bank of America Corporation LOC)§±	0.31	01/01/2037	8,000,000
7,000,000	Chicago IL Series F RMKT 10/21/08 (Property Tax Revenue)§±	0.75	01/01/2042	7,000,000
3,180,000	Chicago IL Water Revenue Subseries 04-3 (Water Revenue, State Street Bank & Trust Company LOC)§±	0.35	11/01/2031	3,180,000
49,500,000	Cook County IL (Property Tax Revenue, First Security Bank LOC)§±††	0.30	11/15/2011	49,500,000
3,135,000	Deutsche Bank Spears Lifers Trust Series DB-502 (Other Revenue, First Security Bank LOC)§±††	0.30	01/01/2033	3,135,000
1,600,000	Deutsche Bank Spears Lifers Trust Series DB-555 (Other Revenue, First Security Bank LOC)§±††	0.30	12/01/2021	1,600,000
4,535,000	Deutsche Bank Spears Lifers Trust Series DBE-534 (Other Revenue, AMBAC Insured)§±††	0.30	01/01/2022	4,535,000
29,860,000	Eclipse Funding Trust (Water Revenue, US Bank LOC)§±††	0.29	05/01/2014	29,860,000
2,585,000	Illinois Development Finance Authority (Other Revenue, Bank of America Corporation LOC)§±	0.41	01/01/2029	2,585,000
4,045,000	Illinois Development Finance Authority Aurora Cent Catholic High School (Other Revenue, JPMorgan Chase Bank LOC)§±	0.31	04/01/2024	4,045,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Illinois (continued)
$5,480,000	Illinois Development Finance Authority Chicago Academy of Sciences (Recreational Facilities Revenue, JPMorgan Chase Bank LOC)§±	0.31%	01/01/2033	$5,480,000
4,500,000	Illinois Development Finance Authority Cook Communications Project (Other Revenue, Bank of America Corporation LOC)§±	0.61	03/01/2017	4,500,000
1,000,000	Illinois Development Finance Authority Lake Forest Academy (Other Revenue, Northern Trust Corporation LOC)§±	0.31	12/01/2024	1,000,000
4,600,000	Illinois Development Finance Authority Loyala Academy Project (Private School Revenue, JPMorgan Chase Bank LOC)§±	0.31	10/01/2031	4,600,000
22,435,000	Illinois Development Finance Authority McCormick Theological Project B (College & University Revenue, Northern Trust Corporation LOC)§±	0.31	06/01/2035	22,435,000
9,000,000	Illinois Development Finance Authority Presbyterian Homes Project (HCFR, Northern Trust Corporation LOC)§±	0.31	04/01/2035	9,000,000
10,000,000	Illinois Development Finance Authority St. Ignatius College (Other Revenue, Northern Trust Corporation LOC)§±	0.31	06/01/2024	10,000,000
23,700,000	Illinois Development Finance Authority YMCA Metropolitan Chicago Project (Recreational Facilities Revenue, Harris Trust Savings Bank LOC)§±	0.30	06/01/2029	23,700,000
5,000,000	Illinois Educational Facilities Authority Chicago Zoological Society Series B (Other Revenue, Northern Trust Corporation LOC)§±	0.31	12/15/2025	5,000,000
280,000	Illinois Educational Facilities Authority Newberry Library Project (Other Revenue, Northern Trust Corporation LOC)§±	0.30	03/01/2028	280,000
23,385,000	Illinois Finance Authority Bradley University Series A (Other Revenue, Northern Trust Corporation LOC)§±	0.26	04/01/2033	23,385,000
4,760,000	Illinois Finance Authority British Home Retired Men (Healthcare Facilities Revenue, LaSalle National Bank NA LOC)§±	0.56	11/01/2027	4,760,000
2,195,000	Illinois Finance Authority Children’s Museum Remarket (Recreational Facilities Revenue, Northern Trust Corporation LOC)§±	0.31	07/01/2034	2,195,000
8,600,000	Illinois Finance Authority Elmhurst Memorial Healthcare Series D (HCFR, Northern Trust Corporation LOC)§±	0.26	01/01/2048	8,600,000
12,750,000	Illinois Finance Authority Lake Forest Country Day School Project (Private School Revenue, Northern Trust Corporation LOC)§±	0.31	07/01/2035	12,750,000
11,500,000	Illinois Finance Authority Loyola Academy (Private School Revenue, JPMorgan Chase Bank LOC)§±	0.31	10/01/2037	11,500,000
8,305,000	Illinois Finance Authority Pollution Control (PCR, JPMorgan Chase Bank LOC)§±	0.36	05/01/2021	8,305,000
22,605,000	Illinois Finance Authority Presbyterian Homes (HFFA Revenue, Northern Trust Corporation LOC)§±	0.31	09/01/2024	22,605,000
19,900,000	Illinois Finance Authority Presbyterian Homes Project (Other Revenue, First Security Bank LOC)§±	0.35	09/01/2031	19,900,000
10,100,000	Illinois Finance Authority Richard H. Driehaus Museum (Other Revenue, Northern Trust Corporation LOC)§±	0.31	02/01/2035	10,100,000
43,570,000	Illinois Finance Authority Spertus Institute (College & University Revenue, Northern Trust Corporation LOC)§±	0.31	09/01/2035	43,570,000
13,000,000	Illinois Finance Authority St. Ignatius College (Private School Revenue, JPMorgan Chase Bank LOC)§±	0.31	12/01/2036	13,000,000
5,820,000	Illinois Finance Authority The Catherine Cook School Project (Private School Revenue, Northern Trust Corporation LOC)§±	0.31	01/01/2037	5,820,000
3,655,000	Illinois Finance Authority Xavier University (College & University Revenue, LaSalle National Bank NA LOC)§±	0.41	10/01/2033	3,655,000
9,805,000	Illinois State Xavier University Project Series A (College & University Revenue, LaSalle National Bank NA LOC)§±	0.41	10/01/2032	9,805,000
2,530,000	Lake Villa IL Allendale Association Project (Other Revenue, LaSalle National Bank NA LOC)§±	0.31	10/01/2026	2,530,000
27,900,000	Metropolitan & Exposition Authority Series 3220 (Airport Revenue)§±††	0.30	06/15/2050	27,900,000
3,330,000	Saint Clair County IL Mckendree College Project (College & University Revenue, Bank of America Corporation LOC)§±	0.61	06/01/2034	3,330,000
400,000	Schaumburg IL GO ROC-RR-II-R-11698 (Property Tax Revenue, FGIC Insured)§±††	0.30	12/01/2032	400,000

				463,890,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Indiana: 2.48%
$2,885,000	Deutsche Bank Spears Lifers Trust Series DBE-549 (Other Revenue, FGIC Insured)§±††	0.30%	07/10/2021	$2,885,000
9,000,000	Indiana Finance Authority Community Health Network Project 8 (HCFR, PNC Bank NA LOC)§±	0.26	07/01/2039	9,000,000
5,340,000	Indiana Finance Authority Northshore Health Center Project (HCFR, Harris NA LOC)§±	0.31	07/01/2038	5,340,000
16,500,000	Indiana Finance Authority Parkview Health System B (HCFR, National City Bank LOC)§±	0.26	11/01/2039	16,500,000
24,000,000	Indiana GO Revenue Anticipation Funding Program Notes Series 2010-A (Other Revenue, JPMorgan Chase Bank LOC)	2.00	01/06/2011	24,036,978
8,880,000	Indiana Health & Educational Facilities Finance Authority Clarian Health Obligated Group Series 2005-D (HCFR, Branch Banking & Trust LOC)§±	0.28	02/15/2030	8,880,000
100,000	Indiana Health & Educational Facilities Financing Authority Clarian Health Series C (Other Revenue, Branch Banking & Trust LOC)§±	0.32	02/15/2030	100,000
3,220,000	Indiana State Development Finance Authority Sycamore School Project (Private School Revenue, US Bank NA LOC)§±	0.29	08/01/2024	3,220,000
11,905,000	Indianapolis IN Canal Square Apartments (MFHR, FHLMC Insured)§±	0.30	04/01/2033	11,905,000
8,490,000	Indianapolis IN Industrial Multifamily Housing Washington Pointe Project A (Other Revenue, FNMA Insured)§±	0.29	04/15/2039	8,490,000
24,825,000	Indianapolis Local Public Improvement Bond Bank ROC- RR- 11 R 1179 (Water Revenue, Assured Guaranty)§±††	0.32	01/01/2017	24,825,000
1,900,000	Marion IN Economic Development Wesleyan University Project (College & University Revenue, Bank of America Corporation LOC)§±	0.38	06/01/2036	1,900,000

				117,081,978

Iowa: 0.92%
2,920,000	Austin Trust Certificates BOA Series 2007-1011(Housing Revenue, GO of Authority) s§±††	0.32	07/01/2041	2,920,000
2,960,000	Iowa Finance Authority Cedarwood Hills Project Series A (MFHR, FHLMC Insured)§±	0.30	05/01/2031	2,960,000
17,000,000	Iowa Finance Authority Student Housing Des Moines LLC Project A (Housing Revenue, Citibank NA LOC)§±	0.30	06/01/2039	17,000,000
8,370,000	Iowa Higher Education Loan Authority Private College Dubuque Project (College & University Revenue, Northern Trust Corporation LOC)§±	0.30	05/01/2029	8,370,000
3,695,000	Iowa Higher Education Loan Authority Private College Project (Other Revenue, JPMorgan Chase Bank LOC)§±	0.31	10/01/2038	3,695,000
8,415,000	Iowa Higher Education Loan Authority RB University of Dubuque (College & University Revenue, Northern Trust Company LOC)§±	0.30	04/01/2035	8,415,000

				43,360,000

Kansas: 0.38%
18,000,000	Kansas State Department of Transportation Series D (Highway Revenue)§±	0.32	03/01/2012	18,000,000

Kentucky: 3.02%
7,940,000	Fort Mitchell KY League of Cities Funding Trust Program Series A (Lease Revenue, US Bank NA LOC)§±	0.30	10/01/2032	7,940,000
5,000,000	Kentucky Economic Development Finance Authority (HCFR, JPMorgan Chase Bank Insured)§±	0.28	05/01/2033	5,000,000
9,425,000	Louisville & Jefferson County KY Metropolitan Government Waterford Place Apartments Project (Housing Revenue, FHLMC Insured)§±	0.41	01/01/2034	9,425,000
89,000,000	Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drain Systems Series A (Sewer Revenue)	1.25	05/26/2011	89,264,357
22,500,000	Puttable Floating Option Tax-Exempt Receipts Series P-Floats-MT-636 (Miscellaneous Revenue, Bank of America Corporation LOC)§±††	0.32	12/01/2039	22,500,000
4,795,000	Williamstown KY League of Cities Funding Trust Lease Series 2008-A (Lease Revenue, US Bank NA LOC)§±	0.30	07/01/2038	4,795,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Kentucky (continued)
$4,100,000	Williamstown KY League of Cities Funding Trust Series B (Lease Revenue, US Bank NA LOC)§±	0.30%	12/01/2038	$4,100,000

				143,024,357

Louisiana: 1.23%
865,000	Deutsche Bank Spears Lifers Trust Series DBE-577 (Other Revenue, AMBAC Insured)§±††	0.30	12/01/2020	865,000
8,955,000	Louisiana HFA Woodward (Housing Revenue, FHLB Insured)§±	0.30	09/01/2033	8,955,000
1,100,000	Louisiana Public Facilities Authority Port LLC Project Series 2008 (IDR, Bank of America Corporation LOC)§±	0.37	10/01/2028	1,100,000
16,165,000	Louisiana State Series A (Property Tax Revenue, Banque Nationale Paris LOC)§±	0.28	07/15/2026	16,165,000
20,300,000	Parish of St. James LA Series A-1 (IDR)§±	0.33	11/01/2040	20,300,000
11,000,000	Parish of St. James LA Series B-1 (Miscellaneous Revenue)§±	0.33	11/01/2040	11,000,000

				58,385,000

Maine: 0.13%
6,000,000	Maine Finance Authority Foxcroft Academy (Education Revenue, TD Banknorth NA LOC)§±	0.28	06/01/2038	6,000,000

Maryland: 1.35%
6,665,000	Maryland Health & Higher Educational Facilities Authority Johns Hopkins University Project Series 1003(Education Revenue, Bank of America Corporation LOC )§±††	0.32	07/01/2033	6,665,000
8,000,000	Maryland Health & Higher Educational Facilities Authority University of Maryland Medicine System Series D (HFFA, TD Bank NA LOC)§±	0.20	07/01/2041	8,000,000
7,500,000	Maryland State HEFA University of Maryland Medical System Series E (HCFR, SunTrust Bank LOC)§±	0.29	07/01/2041	7,500,000
2,565,000	Montgomery County MD Economic Development (Hospital Revenue, Wachovia Bank LOC)§±(q)	0.40	03/01/2032	2,565,000
4,500,000	Montgomery County MD Housing Opportunities Series 2002-C (Housing Revenue, FNMA LOC)§±	0.28	11/01/2032	4,500,000
6,000,000	Montgomery County MD Series 10-A (Other Revenue)	0.28	12/02/2010	6,000,000
5,000,000	Montgomery County MD Series 10-B (Other Revenue)	0.26	12/06/2010	5,000,000
20,000,000	Montgomery County MD Series 10-B (Other Revenue)	0.28	12/02/2010	20,000,000
3,450,000	Westminster MD (College & University Revenue, Wells Fargo Bank LOC)§±(q)	0.30	04/01/2030	3,450,000

				63,680,000

Massachusetts: 1.73%
4,060,000	Deutsche Bank Spears Lifers Trust Series DBE-528 (Other Revenue, XLCA Company Insured)§±††	0.30	05/01/2039	4,060,000
11,500,000	Massachusetts Development Finance Agency Boston University Series U-6E (College & University Revenue, Bank of Nova Scotia)§±	0.25	10/01/2042	11,500,000
12,270,000	Massachusetts Development Finance Agency Cushing Academy Issue (Private School Revenue, BankNorth NA LOC)§±	0.28	03/01/2034	12,270,000
8,200,000	Massachusetts State Department of Transportation Metro Highway System Contract Assistance Series A-1 (Highway Revenue Tolls)§±	0.25	01/01/2029	8,200,000
6,600,000	Massachusetts State Development Finance Agency Buckingham Brown & Nichols (Economic Development Revenue, JPMorgan Chase Bank LOC)§±	0.30	06/01/2036	6,600,000
10,345,000	Massachusetts State Development Finance Agency Shady Hill School (Other Revenue)§±	0.31	06/01/2038	10,345,000
9,760,000	Massachusetts State HEFA South Shore Property Series A (HCFR, Wachovia Bank LOC)§±(q)	0.28	07/01/2033	9,760,000
15,600,000	Massachusetts Water Resources Authority Series DCL- 003 (Water Revenue, Dexia Credit Local LOC)§±††	0.35	08/01/2037	15,600,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Massachusetts (continued)
$3,555,000	Puttable Floating Option Tax Exempt Receipts MT 646 (Miscellaneous Revenue, NATL-RE FGIC Insured)§±††	0.36%	05/01/2037	$3,555,000

				81,890,000

Michigan: 1.70%
23,020,000	Detroit MI (Sewer Revenue, First Security Bank LOC)§±††	0.32	04/01/2011	23,020,000
8,000,000	Deutsche Bank Spears/lifers Trust Series DBE-711 (Health, Hospital & Nursing Home Revenue)§±††	0.30	10/14/2030	8,000,000
2,510,000	Green Lake Township MI Economic Development Corporation (Other Revenue, JPMorgan Chase Bank LOC)§±	0.27	06/01/2034	2,510,000
5,000,000	Michigan Finance Authority Short Aid Notes Series D-1(Other Revenue, JPMorgan Chase Bank LOC)	2.00	08/19/2011	5,042,556
7,000,000	Michigan Finance Authority Short Aid Notes Series D-2 (Other Revenue, JPMorgan Chase Bank LOC)	2.00	08/22/2011	7,080,768
7,000,000	Michigan Finance Authority Short Aid Notes Series D-3 (Other Revenue, Scotia Bank LOC)	2.00	08/22/2011	7,080,768
4,000,000	Michigan State Hospital Finance Authority Ascension Health SR (HCFR)§±	0.39	11/15/2049	4,000,000
4,200,000	Michigan State Hospital Finance Authority Ascension Health SR CR (HCFR)§±	0.39	11/15/2047	4,200,000
6,600,000	Michigan State Hospital Finance Authority Holland Community Hospital Series B (Hospital Revenue, Bank One Michigan LOC)§±	0.28	01/01/2034	6,600,000
7,810,000	Michigan State Hospital Finance Authority Mclaren Health Care Series B (Other Revenue, JPMorgan Chase Bank LOC)§±	0.27	10/15/2030	7,810,000
5,000,000	Michigan State Series A (Property Tax Revenue)	2.00	09/30/2011	5,065,007

				80,409,099

Minnesota: 4.24%
8,835,000	Andover MN Presbyterian Homes Incorporated Project (Housing Revenue, FNMA Insured)§±	0.30	11/15/2033	8,835,000
2,950,000	Bloomington MN Bristol Village (Housing Revenue, FNMA Insured)§±	0.35	11/15/2032	2,950,000
3,675,000	Bloomington MN Presbyterian Homes (Other Revenue, FHLMC Insured)§±	0.30	07/01/2038	3,675,000
500,000	Brooklyn Center MN Brookdale Corporation II Project (IDR, Firstar Bank NA LOC)§±	0.30	12/01/2014	500,000
4,145,000	Burnsville MN Berkshire Project Series A (MFHR, FNMA Insured)§±	0.30	07/15/2030	4,145,000
8,350,000	Burnsville MN Southwind Apartments Project (MFHR, FHLMC Insured)§±	0.30	01/01/2035	8,350,000
3,250,000	Crystal MN MFHR Crystal Apartments Project (MFHR, FHLB Insured)§±	0.31	05/01/2027	3,250,000
3,630,000	Dakota County MN CDA Catholic Finance Corporation (Economic Development Revenue, US Bank NA LOC)§±	0.40	01/01/2012	3,630,000
3,685,000	Dakota County MN RDA (Other Revenue, Merrill Lynch Capital Services LOC)§±††	0.33	06/01/2029	3,685,000
6,950,000	Deutsche Bank Spears Lifers Trust Series DB-489 (Other Revenue, AMBAC Insured)§±††	0.30	01/01/2030	6,950,000
990,000	Eden Prairie MN Eden Glen Apartments Project (MFHR, FNMA Insured)§±	0.30	02/15/2031	990,000
2,680,000	Edina MN Edina Park Plaza (MFHR, FHLMC Insured)§±	0.31	12/01/2029	2,680,000
1,400,000	Forest Lake MN Kilkenny Court Apartments Project (Other Revenue, FNMA Insured)§±	0.31	08/15/2038	1,400,000
10,620,000	Inver Grove Heights MN Inver Grove Incorporated Project (Housing Revenue, FNMA Insured)§±	0.30	05/15/2035	10,620,000
1,620,000	Maple Grove MN MFHR Basswood Trails Project (Housing Revenue, FHLMC Insured)§±	0.30	03/01/2029	1,620,000
115,000	Maplewood MN Educational Facilities Mounds Park Academy Project (Private School Revenue, US Bank NA LOC)§±	0.31	10/01/2023	115,000
2,705,000	Maplewood MN Educational Facilities Mounds Park Academy Project (Private School Revenue, US Bank NA LOC)§±	0.31	10/01/2031	2,705,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Minnesota (continued)
$35,125,000	Minneapolis & St. Paul MN Housing & RDA Childrens Health Care Series B (Other Revenue, First Security Bank LOC)§±	0.28%	08/15/2025	$35,125,000
500,000	Minneapolis & St. Paul MN Housing & RDA Health Care Facilities Series A (HCFR, First Security Bank LOC)§±	0.31	08/15/2034	500,000
350,000	Minneapolis & St. Paul MN Housing & RDA RB Allina Health Systems Series B-1 (HCFR, JPMorgan Chase Bank LOC)§±	0.29	11/15/2035	350,000
500,000	Minneapolis MN Housing Development Symphony Place Project (Housing Revenue, FNMA Insured)§±	0.30	12/01/2014	500,000
965,000	Minneapolis MN MacPhail Center for Music Project (State & Local Governments, US Bank NA LOC)§±	0.30	08/01/2036	965,000
1,566,000	Minneapolis MN Minnehaha Academy Project (Private School Revenue, US Bank NA LOC)§±	0.30	05/01/2026	1,566,000
955,000	Minnesota State Concordia University Series P1 (College & University Revenue, US Bank NA LOC)§±	0.36	04/01/2027	955,000
2,000,000	Minnesota State Trunk Highway Series B (Property Tax Revenue)	4.00	08/01/2011	2,049,384
4,895,000	Minnesota State University of St. Thomas Series 4O (College & University Revenue, Allied Irish Bank plc LOC)§±	0.30	10/01/2021	4,895,000
2,950,000	Minnesota State University of St. Thomas Series 6H (Other Revenue, Bank of New York LOC)§±	0.30	10/01/2032	2,950,000
5,435,000	Minnetonka MN (Housing Revenue, FNMA Insured)§±	0.30	05/15/2034	5,435,000
2,665,000	Minnetonka MN Minnetonka Hills Apartments (MFHR, FNMA Insured)§±	0.30	11/15/2031	2,665,000
9,480,000	Oak Park Heights MN Boutwells Landing Project (Housing Revenue, FHLMC Insured)§±	0.30	11/01/2035	9,480,000
5,150,000	Pine City MN State Agency (Housing Revenue, FNMA Insured)§±	0.30	04/15/2036	5,150,000
2,865,000	Plymouth MN Lancaster Village Apartments Project (Housing Revenue, FNMA Insured)§±	0.30	09/15/2031	2,865,000
10,750,000	Rochester MN Health Care Facilities Mayo Foundation (Hospital Revenue, Bank of America Corporation LOC)§±	0.29	08/15/2032	10,750,000
300,000	Roseville MN Presbyterian Homes Care Project (HCFR, US Bank NA LOC)§±	0.30	10/01/2029	300,000
1,130,000	Spring Lake Park MN Senior Housing Oak Crest Apartments Project (Housing Revenue, US Bank NA LOC)§±	0.30	02/15/2033	1,130,000
2,550,000	St. Anthony MN Autumn Woods Housing Project (MFHR, FNMA Insured)§±	0.30	05/15/2032	2,550,000
7,710,000	St. Cloud MN Cenracare Health Series A (Hospital Revenue, Scotiabank LOC)§±	0.27	05/01/2042	7,710,000
11,300,000	St. Louis Park MN Knollwood Place (MFHR, FNMA Insured)§±	0.30	10/01/2035	11,300,000
1,045,000	St. Louis Park MN MFHR Parkshore Project (Housing Revenue, FNMA Insured)§±	0.30	08/01/2034	1,045,000
400,000	St. Paul MN Housing & RDA Science Museum of Minnesota Series A (Recreational Facilities Revenue, US Bank NA LOC)§±	0.29	05/01/2027	400,000
625,000	St. Paul MN Port Authority (Other Revenue, Deutsche Bank AG LOC)§±	0.39	12/01/2028	625,000
2,655,000	St. Paul MN Port Authority District Cooling Series 13-FF (IDR, Deutsche Bank AG LOC)§±	0.39	03/01/2029	2,655,000
315,000	St. Paul MN Port Authority District Heating Series 14-S (Other Revenue, Deutsche Bank AG LOC)§±	0.39	12/01/2028	315,000
1,000,000	St. Paul MN Port Authority District Series 11Dd (Other Revenue, Deutsche Bank AG LOC)§±	0.39	03/01/2029	1,000,000
1,100,000	St. Paul MN Port Authority District Series 9BB (Other Revenue, Deutsche Bank AG LOC)§±	0.39	03/01/2029	1,100,000
5,680,000	St. Paul MN Port Authority MFHR (Housing Revenue, FHLMC Insured)§±	0.30	02/01/2034	5,680,000
6,400,000	St. Paul MN Port Authority Tax Increment Westgate Office & Industrial Center Project (IDR, US Bank NA LOC)§±	0.28	02/01/2015	6,400,000
5,720,000	University of Minnesota Series A (College & University Revenue)§±	0.29	08/15/2031	5,720,000
120,000	University of Minnesota Series C (College & University Revenue)§±	0.31	12/01/2036	120,000

				200,350,384

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Mississippi: 0.86%
$6,325,000	Jackson County MS Port Facility Revenue Chevron USA Incorporated Project (lDR)§±	0.27%	06/01/2023	$6,325,000
9,900,000	Mississippi Business Finance Corporation Chevron USA Incorporated Project Series B (IDR)§±	0.27	12/01/2030	9,900,000
1,000,000	Mississippi Business Finance Corporation Chevron USA Incorporated Project Series C (IDR)§±	0.27	12/01/2030	1,000,000
7,000,000	Mississippi Business Finance Corporation Chevron USA Incorporated Project Series E (IDR)§±	0.27	12/01/2030	7,000,000
5,100,000	Mississippi Business Finance Corporation Gulf Opportunity Zone Project LLC ( IDR, FHLB Insured)§±	0.27	08/01/2035	5,100,000
11,325,000	Mississippi Development Bank Special Obligation Harrison County Utility Authority Wastewater Treatment Project Series 2006-A (Resource Recovery Revenue, FSA Insured)§±	0.40	07/01/2033	11,325,000

				40,650,000

Missouri: 2.20%
9,175,000	Deutsche Bank Spears Lifers Trust Series DBE-712 (Other Revenue)§±††	0.29	06/01/2012	9,175,000
5,110,000	Independence MO IDA The Mansions Project (MFHR, FHLMC Insured)§±	0.30	08/01/2035	5,110,000
6,000,000	Jackson County MO IDA Kansas City Hospice (Other Revenue, Fifth Third Bank LOC)§±	0.29	01/01/2030	6,000,000
250,000	Kansas City MO IDA Revenue Ewing Marion Kauffman Foundation (Other Revenue)§±	0.30	04/01/2027	250,000
1,905,000	Kansas City MO IDA Revenue Ewing Marion Kauffman Foundation Series A (Other Revenue)§±	0.30	04/01/2027	1,905,000
2,000,000	Kansas City MO Special Obligation (Tax Revenue, Dexia Credit Local de France LOC)§±	0.30	04/15/2025	2,000,000
4,000,000	Missouri HEFA Washington University Project Series B (College & University Revenue)§±	0.26	02/15/2033	4,000,000
7,545,000	Missouri State Development Finance Board Association of Municipal Utilities (Lease Revenue, US Bank NA LOC)§±	0.30	06/01/2033	7,545,000
13,000,000	Missouri State Development Finance Board Ewing Marion Kauffman Project Series A (Other Revenue)§±	0.30	06/01/2037	13,000,000
5,300,000	Missouri State HEFA Childrens Mercy Hospital Series A (HCFR, UBS AG LOC)§±	0.27	05/15/2032	5,300,000
1,890,000	Missouri State HEFA Childrens Mercy Hospital Series B (HCFR, UBS AG LOC)§±	0.27	05/15/2023	1,890,000
5,250,000	Missouri State HEFA Ranken Technical College (College & University Revenue, Radian Insured)§±	0.30	11/15/2031	5,250,000
330,000	Missouri State HEFA Southwest Baptist University Project (HCFR, Bank of America Corporation LOC)§±	0.31	10/01/2033	330,000
5,615,000	Missouri State Highway & Transportation Commission Multi Modal Third Lien B2 (Toll Road Revenue, State Street Bank & Trust Company NA LOC)§±	0.31	05/01/2015	5,615,000
1,765,000	St. Louis County MO IDA Heatherbrook Gardens (Housing Revenue, US Bank NA LOC)§±	0.49	03/01/2022	1,765,000
18,000,000	St. Louis County MO IDA Pelican Cove Project (MFHR, FNMA Insured)§±	0.30	03/15/2034	18,000,000
985,000	St. Louis County MO IDA Whitfield School Incorporated Series B (College & University Revenue, US Bank NA LOC)§±	0.35	06/15/2024	985,000
11,000,000	St. Louis County MO Special Obligation TRAN (Other Revenue)	0.45	08/01/2011	11,005,603
5,000,000	St. Louis MO IDA Various St. Lukes Plaza Apartments (Housing Revenue, Bank of America Corporation LOC)§±	0.30	08/01/2017	5,000,000

				104,125,603

Nebraska: 0.53%
19,860,000	Central Plains NE Nebraska Gas Project No. 2 Series 2009 (Utilities Revenue)§±	0.30	08/01/2039	19,860,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Nebraska (continued)
$5,100,000	Nuckolls County NE Agrex Incorporated Project (Other Revenue, JPMorgan Chase Bank LOC)§±	0.30%	02/01/2015	$5,100,000

				24,960,000

Nevada: 0.62%
10,000,000	Clark County NV Airport Series E-1 (Airport & Marina Revenue)	2.50	06/01/2011	10,092,525
5,600,000	Clark County NV Passenger Facility Las Vegas (Airport & Marina Revenue, Union Bank NA LOC)§±	0.28	07/01/2022	5,600,000
1,705,000	Las Vegas NV Economic Development Andre Agassi Foundation Project (Miscellaneous Revenue, Bank of America Corporation LOC)§±††	0.27	10/01/2035	1,705,000
11,855,000	Reno NV Capital Improvement Series A (Tax Revenue, Bank of America Corporation LOC)§±	0.28	06/01/2032	11,855,000

				29,252,525

New Hampshire: 1.12%
8,000,000	Merrimack County NH GO TRAN (Property Tax Revenue)	1.00	12/30/2010	8,002,539
19,585,000	New Hampshire HEFA Dartmouth Hitchcock Obligation Series A (HCFR, AGM Insured)§±	0.34	08/01/2031	19,585,000
12,555,000	New Hampshire HEFA Frisbie Memorial Hospital (HFFA Revenue, Bank of America Corporation LOC)§±	0.29	10/01/2036	12,555,000
8,200,000	New Hampshire HEFA Tilton School (Other Revenue, Bank of Nova Scotia LOC)§±	0.42	02/01/2036	8,200,000
4,500,000	New Hampshire State Business Finance Authority Alice Peck Day Health System (Housing Revenue, TD Banknorth NA LOC)§±	0.28	10/01/2043	4,500,000

				52,842,539

New Jersey: 2.87%
3,000,000	Camden County NJ Improvement Authority Health Care Redevelopment The Cooper Health Systems Project Series 2004-B (HCFR, TD Bank NA LOC)§±	0.25	08/01/2032	3,000,000
43,000,000	Clipper Tax Exempt Certificate Trust 2009-70 (Transit Revenue)§±††	0.30	12/15/2023	43,000,000
1,800,000	Deutsche Bank Spears Lifers Trust DB-297 (Other Revenue, NATL-RE FGIC Insured)§±††	0.31	12/15/2031	1,800,000
3,505,000	Deutsche Bank Spears Lifers Trust Series DBE-511 (Other Revenue)§±††	0.30	01/01/2032	3,505,000
10,000,000	JPMorgan Chase Putters Drivers Trust Series 3808 (Miscellaneous Revenue)§±††	0.28	06/23/2011	10,000,000
18,000,000	JPMorgan Chase Putters Drivers Trust Series 3811 (Miscellaneous Revenue)§±††	0.28	06/23/2011	18,000,000
19,850,000	New Jersey Economic Development Authority Gas Facility (Utilities Revenue)§±	0.24	10/01/2022	19,850,000
6,400,000	New Jersey Economic Development Authority Lawrenceville School Project (Private School Revenue)§±	0.26	07/01/2031	6,400,000
7,875,000	New Jersey Educational Development Authority Lawrenceville School Project Series B (Education Revenue)§±	0.25	07/01/2026	7,875,000
2,550,000	New Jersey State Transportation Series 146 (Sales Tax Revenue, First Security Bank LOC)§±††	0.31	06/15/2011	2,550,000
10,500,000	North Brunswick NJ Bond Anticipation Notes (Property Tax Revenue)	1.25	08/11/2011	10,565,245
6,795,000	Puttable Floating Option Tax Exempt Receipts MT-638 ( Student Loan Revenue)§±††	0.31	12/01/2024	6,795,000
2,500,000	South River Borough NJ (Property Tax Revenue)	1.50	12/21/2010	2,501,088

				135,841,333

New Mexico: 1.30%
5,000,000	New Mexico Finance Authority State Subseries A1 (Other Revenue, State Street Bank & Trust LOC)§±	0.26	06/15/2024	5,000,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
New Mexico (continued)
$40,000,000	New Mexico Municipal Energy Acquisition Authority Gas Supply Series 2009 (Utilities Revenue)§±	0.30%	11/01/2039	$40,000,000
6,000,000	New Mexico State (Tax Revenue)	2.50	06/30/2011	6,075,997
10,180,000	Rosewell NM Roswell LLC Project Series A (College & University Revenue)§±	0.45	07/01/2036	10,180,000

				61,255,997

New York: 7.13%
7,970,000	Branch Bank & Trust Municipal Trust Series 1039 (Other Revenue, Branch Banking & Trust LOC)§±††	0.35	06/01/2025	7,970,000
2,470,000	City of New York NY Sub Series B (Property Tax Revenue, Toronto Dominion Bank LOC)§±	0.26	09/01/2027	2,470,000
11,150,000	Metropolitan NY Transportation Authority (Transportation Revenue, AMBAC Insured)§±††	0.47	11/15/2023	11,150,000
3,000,000	Middletown NY Bond Anticipation Notes (Property Tax Revenue)	1.50	04/08/2011	3,006,773
18,285,000	Nassau Health Care Corporation, Series B-2 (Miscellaneous Revenue)§±	0.30	08/01/2029	18,285,000
16,400,000	New York City Municipal Water Finance Authority (Utilities Revenue)§±	0.30	06/15/2032	16,400,000
10,325,000	New York City Municipal Water Finance Various Subordinated Series (Water & Sewer Revenue)§±	0.30	06/15/2035	10,325,000
14,800,000	New York City Transitional Finance Authority Building Aid Class A (Tax Revenue, First Security Bank LOC)§±††	0.31	01/15/2037	14,800,000
20,460,000	New York City Transitional Finance Authority NYC Recovery Series 3 (Tax Revenue)§±	0.35	11/01/2022	20,460,000
18,335,000	New York Convention Center Development Corporation New York Hotel Unit Fee Secured Series 3095 (Tax Revenue, AMBAC Insured)§±††	0.30	11/15/2044	18,335,000
9,040,000	New York Metropolitan Transportation Authority ROCS RR 11 R-11645 (Transportation Revenue, First Security Bank LOC)§±††	0.32	11/15/2025	9,040,000
9,085,000	New York NY City Housing Development Corporation (Housing Revenue, FNMA Insured)§±	0.48	05/01/2046	9,085,000
5,000,000	New York NY City Housing Development Corporation Series M (Housing Revenue)§±	0.48	11/01/2013	5,000,000
10,000,000	New York NY City Municipal Water Finance Authority Series C (Water Revenue)§±	0.30	06/15/2033	10,000,000
4,170,000	New York NY City Transitional Finance Authority NYC Recovery Series 1 Sub 1C (Income Tax Revenue)§±	0.31	11/01/2022	4,170,000
25,710,000	New York NY City Transitional Finance Authority Series 3 Subseries 3C (Sales Tax Revenue)§±	0.35	11/01/2022	25,710,000
15,050,000	New York NY Municipal Water & Sewer Finance Authority Fiscal Year 2009 Series 3484 (Water Revenue)§±††	0.28	06/15/2033	15,050,000
61,900,000	New York State Housing Finance Agency Affordable Housing 8 East 102 2nd Street (Housing Revenue)§±	0.28	05/01/2044	61,900,000
9,850,000	New York State Dormitory Authority (College & University Revenue, Allied Irish Bank plc LOC)§±	0.32	07/01/2032	9,850,000
8,050,000	New York State Dormitory Authority Fordham University Series A-2 (College & University Revenue, Allied Irish Bank plc LOC)§±	0.32	07/01/2032	8,050,000
15,000,000	New York State Housing Finance Agency Economic Development (Income Tax Revenue)§±	0.31	03/15/2033	15,000,000
19,000,000	Oyster Bay NY Bond Anticipation Notes (Property Tax Revenue)	1.25	08/12/2011	19,125,208
6,500,000	Tarrytowns NY Unified School District Bond Anticipation Notes (Property Tax Revenue, State Aid Withholding)	1.50	08/12/2011	6,551,339
8,285,000	Triborough Bridge & Tunnel Authority Series A (Highway Revenue, GO of Authority Insured)§±	0.31	11/01/2035	8,285,000
7,000,000	Watervliet NY City School District (Property Tax Revenue)	1.50	01/27/2011	7,007,695

				337,026,015

North Carolina: 1.18%
10,000,000	Durham County NC COP (Other Revenue, Suntrust Bank LOC)§±	0.27	06/01/2034	10,000,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
North Carolina (continued)
$5,610,000	North Carolina Capital Facilities Finance Agency (Other Revenue, Branch Banking & Trust LOC)§±	0.27%	03/01/2031	$5,610,000
5,920,000	North Carolina Capital Facilities Finance Agency Campbell University (College & University Revenue, Branch Banking & Trust LOC)§±	0.30	10/01/2034	5,920,000
6,515,000	North Carolina Capital Facilities Finance Agency O’Neal School Project (Other Revenue, Wells Fargo Bank LOC)§±(q)	0.30	09/01/2029	6,515,000
4,665,000	North Carolina Education Care Community Health Care Facilities University Health Systems of Eastern Carolina Series 2008-B-1 (HCFR, Branch Banking & Trust LOC)§±	0.28	12/01/2036	4,665,000
4,045,000	North Carolina Educational Facilities Finance Agency Charlotte Day School (Private School Revenue, Bank of America Corporation LOC)§±	0.41	08/01/2020	4,045,000
10,800,000	North Carolina Medical Care Commission Pooled Equipment Financing Project (HCFR, KBC Bank NV LOC)§±	0.25	12/01/2025	10,800,000
4,680,000	North Carolina Medical Care Commission Wayne Memorial Hospital (HCFR, Branch Banking & Trust LOC)§±	0.29	10/01/2036	4,680,000
3,500,000	Piedmont Triad NC Airport Authority Series A (Airport Revenue, Branch Banking & Trust)§±	0.41	07/01/2032	3,500,000

				55,735,000

North Dakota: 0.29%
10,000,000	North Dakota Rural Water Finance Corporation Public Project Construction Notes A-4 (Water Revenue)	1.50	09/01/2011	10,059,568
3,500,000	Richland County ND Recovery Zone (IDR, Cobank ACB LOC)§±	0.30	11/01/2028	3,500,000

				13,559,568

Ohio: 2.53%
8,600,000	Cleveland OH Airport System Series D (Airport Revenue, KBC Bank NV LOC)§±	0.37	01/01/2024	8,600,000
6,000,000	Cuyahoga County OH Housing Corporation Series A (College & University Revenue, PNC Bank NA LOC)§±	0.26	08/01/2042	6,000,000
9,750,000	Franklin County OH Presbyterian Series A (HCFR, PNC Bank NA LOC)§±	0.26	07/01/2036	9,750,000
8,245,000	Franklin County OH US Health Corporation Series A (HCFR, US Bank NA LOC)§±	0.27	12/01/2021	8,245,000
12,400,000	Hamilton County OH Parking System (Other Revenue, JPMorgan Chase Bank LOC)§±	0.30	12/01/2026	12,400,000
705,000	Independence OH Economic Development Series 2001 (IDR, US Bank NA LOC)§±	0.31	12/01/2016	705,000
22,125,000	Lancaster OH Port Authority Gas Series 2008 (Utilities Revenue)§±	0.30	05/01/2038	22,125,000
13,550,000	Ohio State Higher Education Facilities Ohio Dominican University Project (Other Revenue, JPMorgan Chase Bank LOC)§±	0.29	12/01/2037	13,550,000
9,600,000	Portage County OH Robinson Memorial Hospital (HCFR, JPMorgan Chase Bank LOC)§±	0.32	09/01/2033	9,600,000
2,810,000	Warren County OH Cincinnati Electricity Corporation Project (IDR, Scotiabank LOC)§±	0.49	09/01/2015	2,810,308
15,530,000	Warren County OH Health Care Facilities Otterbein Homes Series B (HCFR, US Bank NA LOC)§±	0.28	07/01/2023	15,530,000
10,535,000	Washington County OH Marietta Area Health Project (Other Revenue, JPMorgan Chase Bank LOC)§±	0.28	03/01/2033	10,535,000

				119,850,308

Oklahoma: 0.60%
10,090,000	Oklahoma State Municipal Power Authority Series 1880 (Electric Revenue, FGIC Insured)§±††	0.40	01/01/2015	10,090,000
18,505,000	Puttable Floating Option Tax Exempt Receipts MT-658 (Other Revenue, Guaranteed Standard Loans)§±††	0.32	09/01/2037	18,505,000

				28,595,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Oregon: 0.37%
$3,935,000	Multnomah County OR Hospital Facilities Authority Oregon Baptist Retirement (HCFR, US Bank NA LOC)§±	0.28%	11/01/2034	$3,935,000
13,500,000	Oregon State Veterans Welfare Series 84 (Property Tax Revenue)§±	0.28	06/01/2040	13,500,000

				17,435,000

Other: 0.95%
20,000,000	Clipper Tax-Exempt Certificate Trust Series 2009-6 (Other Revenue)§±††	0.35	05/01/2013	20,000,000
25,000,000	Puttable Floating Option Tax Exempt Receipts Class C PPT 1001 (Other Revenue, FHLMC)††	0.33	03/01/2040	25,000,000

				45,000,000

Pennsylvania: 2.34%
9,500,000	Allegheny County PA Hospital Development Authority University of Pittsburgh Education Center Project Series 2007-B-2 (HCFR, Royal Bank of Canada LOC)§±††	0.30	04/15/2039	9,500,000
4,500,000	Allegheny County PA Hospital Development Authority University of Pittsburgh Education Center Series C (HCFR, PNC Bank NA LOC)§±	0.24	05/15/2038	4,500,000
10,775,000	Allegheny County PA Hospital Development Authority UPMC Senior Living Corporation (HCFR, FNMA Insured)§±	0.28	07/15/2028	10,775,000
3,750,000	Allegheny County PA IDA (Private School Revenue, PNC Bank NA LOC)§±	0.28	08/01/2040	3,750,000
10,000,000	Beaver County PA IDA Electric Company Project Series A (Electric Power & Light Revenue, Bank of Nova Scotia LOC)§±	0.30	11/01/2020	10,000,000
10,000,000	Beaver County PA IDA Met Edison Company Project Series A (Other Revenue, Bank of Scotland LOC)§±	0.30	07/15/2021	10,000,000
9,000,000	Berks County PA Municipal Authority Reading Hospital & Education Center Project Series 2008A-1 (HCFR, Royal Bank of Canada LOC)§±††	0.30	11/01/2011	9,000,000
12,080,000	Deutsche Bank Spears Lifers Trust DB-247 (Other Revenue, AMBAC Insured)§±††	0.32	10/01/2025	12,080,000
100,000	Geisinger Authority PA Health System (Miscellaneous Revenue)§±	0.27	08/01/2022	100,000
2,945,000	Lancaster County PA Hospital Authority Health System Lancaster General Hospital (Hospital Revenue, Bank of America Corporation LOC)§±	0.34	07/01/2041	2,945,000
8,265,000	Philadelphia PA Authority for Industrial Development Chestnut Hill College Series B (Educational Facilities Revenue, Wells Fargo Bank LOC)§±(q)	0.40	10/01/2036	8,265,000
10,465,000	Puttable Floating Option Tax Exempt Receipts 4202 (Property Tax Revenue, FGIC Insured)§±††	0.48	06/01/2034	10,465,000
9,900,000	Puttable Floating Option Tax Exempt Receipts 4653 (Housing Revenue)§±††	0.32	10/01/2039	9,900,000
2,360,000	Puttable Floating Option Tax-Exempt Receipts Series P-Floats-MT-636 (Property Tax Revenue)§±††	0.32	02/01/2031	2,360,000
7,200,000	Southeastern PA Transportation Authority (Transportation Revenue, PNC Bank NA)§±	0.28	03/01/2022	7,200,000

				110,840,000

Puerto Rico: 1.62%
7,395,000	Puerto Rico Commonwealth Highway & Transportation Authority Series A (Fuel Sales Tax Revenue, Scotiabank LOC)§±	0.32	07/01/2028	7,395,000
3,100,000	Puerto Rico Sales Tax Financing Corporation Series 11829 (Sales Tax Revenue, AGM Insured)§±††	0.32	02/01/2034	3,100,000
66,100,000	Puerto Rico Sales Tax Financing Corporation Series 3036 (Sales Tax Revenue)§±††	0.35	08/01/2057	66,100,000

				76,595,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
South Carolina: 0.87%
$9,325,000	South Carolina Educational Facilities Authority For Private Nonprofit Institutions (Other Revenue, Bank of America Corporation LOC)§±	0.41%	06/01/2025	$9,325,000
2,620,000	South Carolina Jobs Economic Development Authority Columbia Jewish Community Center (Economic Development Revenue, Wells Fargo Bank LOC)§±(q)	0.40	12/01/2024	2,620,000
8,300,000	South Carolina Jobs Economic Development Authority Economic Development Revenue Heartland Hall Episcopal (IDR, Wells Fargo Bank NA LOC)§±(q)	0.30	08/01/2029	8,300,000
6,000,000	South Carolina Jobs Economic Development Authority Goodwill Industrials Incorporated Project (HCFR, Wells Fargo Bank LOC)§±(q)	0.40	10/01/2032	6,000,000
5,800,000	South Carolina Jobs Economic Development Authority Greenville Baptist Project (HCFR, Wells Fargo Bank LOC)§±††(q)	0.30	10/01/2019	5,800,000
4,500,000	South Carolina Jobs Economic Development Authority Institutional Business & Home Project (IDR, Branch Banking & Trust LOC)§±	0.30	11/01/2034	4,500,000
4,540,000	South Carolina Jobs Economic Development Authority State University Housing LLC Series A (College & University Revenue, Bank of America Corporation LOC)§±	0.38	03/01/2027	4,540,000

				41,085,000

South Dakota: 0.56%
7,500,000	South Dakota HEFA Sioux Valley Hospital & Health Systems Project Series 2001-C (HCFR, US Bank NA LOC)§±	0.28	11/01/2019	7,500,000
6,495,000	South Dakota Housing Development Authority (MFHR, FNMA Insured)§±	0.31	02/15/2031	6,495,000
8,000,000	South Dakota State HEFA Regional Health (Other Revenue, US Bank NA LOC)§±	0.30	09/01/2027	8,000,000
4,700,000	South Dakota State HEFA Sioux Valley Series B (HCFR, US Bank NA LOC)§±	0.28	11/01/2034	4,700,000

				26,695,000

Tennessee: 0.75%
850,000	Alcoa Maryville Blount County TN Industrial Development Board Series A (Other Revenue, Branch Banking & Trust LOC)§±	0.30	06/01/2036	850,000
6,450,000	Blount County TN Public Building Authority Local Government Public Import E1 Series A (Other Revenue, Branch Banking & Trust LOC)§±	0.30	06/01/2037	6,450,000
13,500,000	Metropolitan Government Nashville & Davidson County HEFA Lipscomb University Project (College & University Revenue, FHLB Insured)§±	0.27	11/01/2028	13,500,000
3,015,000	Montgomery County TN Public Building Authority Pooled Financing Loan Pool (Other Revenue, Bank of America Corporation LOC)§±††	0.37	11/01/2027	3,015,000
5,560,000	Sevier County TN Public Building Authority Local Government Public Improvement Series A4 (Other Revenue, KBC Bank NV LOC)§±	0.31	06/01/2025	5,560,000
6,310,000	Shelby County TN Industrial Development Board YMCA Projects (Other Revenue, Wells Fargo Bank LOC)§±(q)	0.40	10/01/2022	6,310,000

				35,685,000

Texas: 7.35%
11,725,000	Austin TX Subseries A (Tax Revenue, Dexia Credit Local de France LOC)§±	0.32	11/15/2029	11,725,000
2,085,000	Austin TX Subseries B (Tax Revenue, Dexia Credit Local de France LOC)§±	0.36	11/15/2029	2,085,000
6,300,000	Bexar County TX Housing Finance Corporation Vista Meadows Fredricksburg Place Apartments Project Series 2006 (Housing Revenue, FHLMC Insured)§±	0.30	09/01/2036	6,300,000
15,000,000	Clipper Tax Exempt Certificate Trust (Transit Revenue)§±††	0.35	10/01/2018	15,000,000
5,000,000	Dallam County TX Industrial Development Corporation (IDR, Bank of the West LOC)§±	0.30	08/01/2035	5,000,000
3,270,000	Deutsche Bank Spears Lifers Trust Series DB-514 (Other Revenue, Permanent School Fund Guaranteed)§±††	0.30	02/15/2038	3,270,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Texas (continued)
$9,360,000	Deutsche Bank Spears Lifers Trust Series DBE-526 (Other Revenue, FGIC Insured)§±††	0.30%	07/01/2026	$9,360,000
1,245,000	Deutsche Bank Spears Lifers Trust Series DBE-548 (Other Revenue, FGIC Insured)§±††	0.30	11/15/2029	1,245,000
1,800,000	Fort Bend TX Independent School District Series 2852 (Property Tax Revenue, Permanent School Fund Guaranteed)§±††	0.30	02/15/2016	1,800,000
5,090,000	Galveston County TX Housing Finance Corporation Village By The Sea Apartments Project (Housing Revenue, FNMA Insured)§±	0.31	02/15/2032	5,090,000
300,000	Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series D1 (HCFR, JPMorgan Chase Bank LOC)§±	0.29	06/01/2029	300,000
5,060,000	Harris County TX Health Facilities Development Corporation (Other Revenue)§±††	0.31	05/15/2016	5,060,000
15,000,000	Harris County TX Industrial Development Corporation Solid Waste Disposal RB Deer Park Refining Project Series A (Resource Recovery Revenue)§±	0.26	03/01/2023	15,000,000
20,100,000	Houston TX Utilities Systems Authority Series 2010-B (Utilities Revenue, Royal Bank of Canada LOC)§±††	0.30	05/15/2034	20,100,000
12,495,000	Houston TX Water & Sewer System (Water & Sewer Revenue)§±††	0.35	12/01/2023	12,495,000
4,060,000	Judson TX Independent School District (Property Tax Revenue)§±††	0.31	02/01/2031	4,060,000
7,500,000	Panhandle TX Regional Housing Finance Corporation Jason Avenue Residential Apartments (MFHR, FHLMC Insured)§±	0.30	08/01/2041	7,500,000
35,000,000	Port Arthur TX Naval District Environmental Facilities RB Motiva Enterprises Project Series B (Resource Recovery Revenue)§±	0.29	12/01/2039	35,000,000
2,000,000	Port Arthur TX Naval District Series C (IDR)§±	0.30	04/01/2027	2,000,000
2,500,000	Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises B (Resource Recovery Revenue)§±	0.28	12/01/2039	2,500,000
10,600,000	Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises C (Resource Recovery Revenue)§±	0.29	12/01/2039	10,600,000
11,700,000	Port Corpus Christi, TX Solid Waste Disposal Flint Hills Resources Project Series B (IDR, Guaranty by Flint Hills Resources)§±	0.32	07/01/2029	11,700,000
30,860,000	Puttable Floating Option Tax-Exempt Receipts Series P-Floats-MT-636 (HFFA)§±††	0.37	01/01/2028	30,860,000
16,000,000	Rockwall TX Independent School District (Property Tax Revenue, Dexia Insured)§±	0.35	08/01/2037	16,000,000
75,000,000	Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Other Revenue)§±††	0.37	12/15/2026	75,000,000
20,000,000	Texas Municipal Gas Acquisition & Supply Corporation Series 2849 (Other Revenue)§±††	0.37	12/15/2026	20,000,000
13,900,000	Texas State Department of Housing & Community Affairs Costa Ibiza Apartments (MFHR, FNMA Insured)§±	0.30	08/01/2041	13,900,000
1,890,000	Texas State TRAN (Other Revenue)	2.00	08/31/2011	1,913,240
2,800,000	Tyler TX Health Facilities Development Corporation Mother Frances Hospital Series B (HCFR, Bank of America Corporation LOC)§±	0.41	07/01/2020	2,800,000

				347,663,240

Utah: 0.95%
35,155,000	Puttable Floating Option Tax Exempts Receipts Series P-Floats-PPT-1008- CL-A ( Property Tax Revenue, FHLMC Insured)§±††	0.33	01/01/2032	35,155,000
100,000	Utah Transportation Authority Subseries A (Sales Tax Revenue, Fortis Bank SA NV LOC)§±	0.27	06/15/2036	100,000
9,675,000	West Jordan UT (Housing Revenue, FNMA Insured)§±	0.28	12/01/2034	9,675,000

				44,930,000

Vermont: 0.92%
2,135,000	Vermont Educational & Health Buildings Financing Agency Brattleboro Memorial Hospital Project A (HCFR, TD Banknorth NA LOC)§±	0.28	10/01/2028	2,135,000
9,670,000	Vermont Educational & Health Buildings Financing Agency Fletcher Allen Hospital Series A (HCFR, TD Banknorth NA LOC)§±	0.25	12/01/2030	9,670,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Vermont (continued)
$3,140,000	Vermont Educational & Health Buildings Financing Agency Landmark College Project Series A (College & University Revenue, TD Banknorth NA LOC)§±	0.28%	07/01/2033	$3,140,000
2,065,000	Vermont Educational & Health Buildings Financing Agency Northeastern Vermont Regional Hospital Series A (HCFR, TD Banknorth NA LOC)§±	0.28	10/01/2029	2,065,000
16,005,000	Vermont Educational & Health Buildings Financing Agency Various Norwich University Project (Education Revenue, TD Banknorth NA LOC)§±	0.25	09/01/2038	16,005,000
10,295,000	Vermont Educational & Health Buildings North County Hospital Project A (HCFR, TD Banknorth NA LOC)§±	0.28	10/01/2034	10,295,000

				43,310,000

Virginia: 1.44%
7,295,000	Capital Region Airport Commission VA Series B (Airport Revenue, Wachovia Bank LOC)§±(q)	0.30	06/01/2035	7,295,000
5,000,000	Fairfax County IDA (Other Revenue)§±	0.42	05/15/2039	5,000,000
14,725,000	Hanover County VA IDA Covenent Woods (HCFR, Branch Banking & Trust LOC)§±††	0.30	07/01/2029	14,725,000
12,650,000	James City County VA IDA Chambrel Project (Other Revenue, FNMA Insured)§±	0.30	11/15/2032	12,650,000
16,745,000	JPMorgan Chase Putters Drivers Trust Series 3188Z (College & University Revenue)§±††	0.28	06/01/2016	16,745,000
5,000,000	Norfolk VA Economic Development Authority (HCFR)§±	0.42	11/01/2034	5,000,000
110,000	Virginia Commonwealth University Health System Authority Series A (Other Revenue, Branch Banking & Trust LOC)§±	0.26	07/01/2037	110,000
6,550,000	Virginia Commonwealth University Health System Authority Series B (HCFR, Branch Banking & Trust LOC)§±	0.32	07/01/2037	6,550,000

				68,075,000

Washington: 2.57%
7,870,000	Bellevue WA ROC RR-11-R 12315 (Property Tax Revenue, AGM NATL-RE Insured)§±††	0.30	12/01/2013	7,870,000
5,000,000	District Columbia Income Tax Series C (Income Tax Revenue)§±	0.32	12/01/2010	5,000,000
2,235,000	Everett WA (Property Tax Revenue, Bank of America Corporation LOC)§±	0.46	12/01/2021	2,235,000
6,930,000	King City WA Public Hospital District #1 (Property Tax Revenue)§±††	0.31	12/01/2015	6,930,000
12,000,000	King County WA Sewer Series 3090 (Sewer Revenue, FSA Insured)§±††	0.30	01/01/2039	12,000,000
5,185,000	King County WA Housing Authority Series A (Housing Revenue, FHLMC Insured)§±	0.36	07/01/2035	5,185,000
5,840,000	King County WA School District #415 (Property Tax Revenue, First Security Bank LOC)§±††	0.48	12/01/2018	5,840,000
7,920,000	Seattle WA (Electric Revenue, First Security Bank LOC)§±††	0.30	03/02/2021	7,920,000
9,710,000	Seattle WA Water & Sewer Systems RB Eclipse Funding Trust Series 2006-0002 (Utilities Revenue, US Bank NA LOC)§±††	0.29	09/01/2029	9,710,000
12,530,000	Seattle WA Water System (Water Revenue, First Security Bank LOC)§±††	0.30	09/01/2012	12,530,000
13,700,000	Washington HEFAR Seattle Pacific University (College & University Revenue, US Bank NA LOC)§±	0.32	10/01/2030	13,700,000
8,000,000	Washington State Series R (College & University Revenue, Citibank NA LOC)§±††	0.30	01/01/2016	8,000,000
12,000,000	Washington State HEFAR University of Puget Sound Series B (College & University Revenue, Bank of America Corporation LOC)§±	0.32	10/01/2036	12,000,000
6,505,000	Washington State HEFAR University Puget Sound Project A Puttable (College & University Revenue, Bank of America Corporation LOC)§±	0.32	10/01/2030	6,505,000
3,250,000	Washington State Housing Finance Commission (Housing Revenue, FHLMC Insured)§±	0.30	07/01/2044	3,250,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Washington (continued)
$3,000,000	Washington State Sunnyside Community Hospital (HCFR, US Bank NA LOC)§±††	0.28%	10/01/2017	$3,000,000

				121,675,000

West Virginia: 0.73%
15,580,000	Monongalia County WV Building Commission Series A (HCFR, JPMorgan Chase Bank LOC)§±	0.32	07/01/2040	15,580,000
8,985,000	Weirton WV Municipal Hospital Building Commission Weirton Medical Center Incorporated (HCFR, PNC Bank NA LOC)§±	0.28	12/01/2031	8,985,000
10,000,000	West Virginia State Hospital Finance Authority Cabell Hospital Series A (HCFR, Branch Banking & Trust LOC)§±	0.30	01/01/2034	10,000,000

				34,565,000

Wisconsin: 2.79%
4,000,000	Appleton WI Recovery Zone Facilities RB Foremost Farms USA (IDR, Cobank ACB LOC)§±	0.30	05/01/2037	4,000,000
26,755,000	Clipper Tax Exempt Certificate Trust 2009-36 (Transit Revenue)§±††	0.35	05/01/2020	26,755,000
7,725,000	Milwaukee WI RDA University of Wisconsin Kenilworth Project (College & University Revenue, US Bank NA LOC)§±	0.30	09/01/2040	7,725,000
6,000,000	Wisconsin Health & Educational Facilities Authority (Hospital Revenue, Bank of America Corporation LOC)§±	0.30	08/01/2030	6,000,000
10,000,000	Wisconsin Health & Educational Facilities Authority Saint Norbert College Incorporated (College & University Revenue, JPMorgan Chase Bank LOC)§±	0.31	02/01/2038	10,000,000
30,720,000	Wisconsin State HCFA Gundersen Lutheran Series B (HCFR, First Security Bank LOC)§±	0.55	12/01/2029	30,720,000
13,425,000	Wisconsin State HEFA Aurora Health Care Series A (Hospital Revenue, Marshall & Isley Bank LOC)§±	0.28	04/01/2028	13,425,000
6,575,000	Wisconsin State HEFA Fort Healthcare Incorporated Series A (Other Revenue, JPMorgan Chase Bank LOC)§±	0.31	05/01/2037	6,575,000
11,390,000	Wisconsin State HEFA Hess Memorial Hospital Incorporated (HFFA Revenue, US Bank NA LOC)§±	0.30	05/01/2024	11,390,000
4,045,000	Wisconsin State HEFA Lawrence University (College & University Revenue, JPMorgan Chase Bank LOC)§±	0.30	02/01/2039	4,045,000
1,100,000	Wisconsin State HEFA Lutheran College Project (College & University Revenue, US Bank NA LOC)§±	0.30	06/01/2033	1,100,000
6,375,000	Wisconsin State HEFA Meriter Retirement Services Series B (Other Revenue, US Bank NA LOC)§±	0.31	03/01/2038	6,375,000
3,940,000	Wisconsin State HEFAR Meriter Retirement Services Series A (Other Revenue, KBC Bank NV LOC)§±	0.31	03/01/2038	3,940,000

				132,050,000

Wyoming: 0.01%
275,000	Sweetwater County WY Pacific Corporation Project Series A (PCR, Barclays Bank plc LOC)§±	0.26	07/01/2015	275,000

Total Municipal Bonds and Notes (Cost $4,549,348,698)				4,549,348,698

Total Investments in Securities (Cost $4,722,413,698)*	99.85%	$4,722,413,698

Other Assets and Liabilities, Net	0.15	7,105,650

Total Net Assets	100.00%	$4,729,519,348

§	These securities are subject to a demand feature which reduces the effective maturity.

±	Variable rate investments.
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
NATIONAL TAX-FREE MONEY MARKET FUND

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(q)	Credit enhancement is provided by an affiliate.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
PRIME INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Agency Securities: 0.32%

Federal Home Loan Mortgage Corporation: 0.32%
$30,000,000	FHLMC±§	0.17%	02/02/2012	$29,971,685

Total Agency Securities (Cost $29,971,685)				29,971,685

Certificates of Deposit: 12.35%
94,000,000	Abbey National Treasury Services±§	0.28	02/14/2011	94,000,000
45,000,000	Abbey National Treasury Services	0.29	12/10/2010	45,000,000
2,000,000	Abbey National Treasury Services	0.90	01/19/2011	2,000,922
20,000,000	ASB Finance Limited (London)±††§	0.40	09/02/2011	20,000,000
27,000,000	Banco Del Estado De Chile plc	0.30	12/07/2010	27,000,000
89,000,000	Bank of Tokoyo-Mitsubishi LLC	0.25	12/06/2010	89,000,000
22,000,000	Barclays Bank plc±§	0.57	07/22/2011	22,000,000
34,000,000	Barclays Bank plc±§	0.61	04/29/2011	34,000,000
21,500,000	Barclays Bank plc±§	0.75	10/24/2011	21,500,000
40,000,000	Barclays Bank plc±§	0.80	08/12/2011	40,000,000
13,000,000	Credit Agricole	0.25	12/27/2010	13,000,000
2,000,000	Credit Agricole	0.30	12/01/2010	2,000,000
27,000,000	Credit Agricole	0.30	12/28/2010	27,000,000
5,000,000	Dexia Credit Local SA	0.45	12/01/2010	5,000,000
20,000,000	Dexia Credit Local SA	0.45	12/02/2010	20,000,000
12,000,000	Dexia Credit Local SA	0.45	12/03/2010	12,000,000
20,000,000	Dexia Credit Local SA	0.45	12/06/2010	20,000,000
6,000,000	Dexia Credit Local SA	0.45	12/07/2010	6,000,000
20,000,000	Dexia Credit Local SA	0.45	12/08/2010	20,000,000
49,000,000	Dexia Credit Local SA±§	0.50	11/03/2011	49,000,000
19,000,000	DG Bank (New York)	0.35	12/17/2010	19,000,000
66,000,000	DG Bank (New York)	0.35	01/18/2011	66,000,000
28,000,000	DG Bank (New York)	0.40	02/16/2011	28,000,000
10,000,000	National Bank of Canada±§	0.39	09/21/2011	10,000,000
55,000,000	National Bank of Canada±§	0.42	10/07/2011	55,000,000
13,000,000	Natixis Corporation	0.26	12/06/2010	13,000,000
56,000,000	Natixis Corporation±§	0.44	01/07/2011	56,000,000
33,000,000	Natixis Corporation±§	0.59	02/04/2011	33,000,000
14,000,000	Nordea Bank Finland plc (New York)	0.27	12/27/2010	14,000,000
17,000,000	Rabobank Nederland NV (New York)±§	0.25	01/06/2011	17,000,000
24,000,000	Rabobank Nederland NV (New York)±§	0.25	01/07/2011	24,000,000
28,000,000	Rabobank Nederland NV (New York)±§	0.33	10/21/2011	28,000,000
34,000,000	Rabobank Nederland NV (New York)±§	0.33	12/06/2011	34,000,000
58,000,000	Royal Bank of Scotland plc±§	0.74	04/26/2011	58,000,000
50,000,000	Societe Generale (New York)±§	0.54	08/12/2011	50,000,000
37,000,000	Societe Generale (New York)±§	1.49	05/05/2011	37,000,000
41,000,000	TD Bank Financial Group±§	0.25	02/04/2011	41,000,232

Total Certificates of Deposit (Cost $1,151,501,154)				1,151,501,154

Commercial Paper: 43.56%
14,000,000	Antalis US Funding Corporation^††(p)	0.20	12/03/2010	13,999,767
9,000,000	Antalis US Funding Corporation^††(p)	0.26	12/07/2010	8,999,550
9,000,000	Antalis US Funding Corporation^††(p)	0.28	12/16/2010	8,998,875
7,000,000	Antalis US Funding Corporation^††(p)	0.31	01/07/2011	6,997,698
8,000,000	Antalis US Funding Corporation^††(p)	0.33	01/28/2011	7,995,618
5,000,000	Antalis US Funding Corporation^††(p)	0.34	12/14/2010	4,999,332
5,000,000	Antalis US Funding Corporation^††(p)	0.35	12/20/2010	4,999,024
70,000,000	ANZ National (International) Limited±††§	0.34	01/11/2011	70,000,000
27,000,000	ANZ National (International) Limited±††§	0.39	09/13/2011	27,000,000
15,000,000	Argento Funding Companies Limited^††(p)	0.30	12/16/2010	14,998,000
20,400,000	Argento Funding Companies Limited^††(p)	0.30	12/20/2010	20,396,552
8,000,000	Argento Funding Companies Limited^††(p)	0.32	02/03/2011	7,995,449
23,000,000	ASB Finance Limited (London)±††§	0.33	02/01/2011	22,993,289
27,000,000	ASB Finance Limited (London)±††§	0.34	01/27/2011	26,992,885
20,000,000	ASB Finance Limited (London)±††§	0.35	01/10/2011	20,000,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
PRIME INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Commercial Paper (continued)
$30,000,000	ASB Finance Limited (London)±††§	0.36%	01/12/2011	$29,999,827
14,000,000	ASB Finance Limited (London)±††§	0.38	12/08/2010	14,000,028
29,000,000	ASB Finance Limited (London)±††§	0.38	12/13/2010	29,000,097
14,000,000	ASB Finance Limited (London)±††§	0.42	04/18/2011	14,000,525
15,000,000	Aspen Funding Corporation^††(p)	0.26	12/10/2010	14,998,931
18,000,000	Aspen Funding Corporation^††(p)	0.30	02/28/2011	17,986,650
7,000,000	Atlantic Asset Securitization Corporation^††(p)	0.14	12/02/2010	6,999,946
56,000,000	Atlantic Asset Securitization Corporation^††(p)	0.23	12/13/2010	55,995,333
11,800,000	Atlantic Asset Securitization Corporation^††(p)	0.25	12/09/2010	11,799,266
14,000,000	Atlantic Asset Securitization Corporation^††(p)	0.30	03/01/2011	13,989,500
5,000,000	Autobahn Funding Company LLC^††(p)	0.29	12/14/2010	4,999,440
20,000,000	Banco Bilbao Vicaya^††	0.21	12/03/2010	19,999,644
40,000,000	Banco Bilbao Vicaya^††	0.32	12/01/2010	40,000,000
27,000,000	Bank of Nova Scotia^	0.23	12/14/2010	26,997,563
27,000,000	Bank of Nova Scotia^	0.23	12/16/2010	26,997,188
27,000,000	Bank of Nova Scotia^	0.24	12/22/2010	26,996,063
22,000,000	Barton Capital Corporation^††(p)	0.26	12/13/2010	21,997,947
2,000,000	Barton Capital Corporation^††(p)	0.26	12/14/2010	1,999,798
10,000,000	Barton Capital Corporation^††(p)	0.28	02/01/2011	9,995,178
9,000,000	Barton Capital Corporation^††(p)	0.28	02/02/2011	8,995,590
13,000,000	Beethoven Funding Corporation††(p)	0.42	12/01/2010	13,000,000
41,000,000	BGL BNP Paribas SA^	0.34	12/27/2010	40,989,636
21,000,000	BNZ International Funding Limited±††§	0.40	09/01/2011	21,000,650
3,000,000	BNZ International Funding Limited±††§	0.40	10/07/2011	2,999,992
11,000,000	BNZ International Funding Limited±††§	0.41	10/12/2011	11,000,477
70,700,000	BPCE SA^††	0.45	12/01/2010	70,700,000
3,000,000	Cancara Asset Securitisation LLC^††(p)	0.13	12/02/2010	2,999,979
19,000,000	Cancara Asset Securitisation LLC^††(p)	0.17	12/03/2010	18,999,736
7,000,000	Cancara Asset Securitisation LLC^††(p)	0.23	12/10/2010	6,999,563
62,000,000	Cancara Asset Securitisation LLC^††(p)	0.28	01/14/2011	61,978,024
27,000,000	Cancara Asset Securitisation LLC^††(p)	0.28	01/19/2011	26,989,343
30,000,000	Cancara Asset Securitisation LLC^††(p)	0.30	03/02/2011	29,977,250
17,000,000	Chariot Funding LLC^††(p)	0.23	12/06/2010	16,999,363
10,500,000	Chariot Funding LLC^††(p)	0.25	12/13/2010	10,499,055
32,500,000	Chariot Funding LLC^††(p)	0.25	12/14/2010	32,496,831
300,000	Chariot Funding LLC^††(p)	0.26	12/20/2010	299,957
20,400,000	Charta LLC^††(p)	0.14	12/02/2010	20,399,841
6,000,000	Charta LLC^††(p)	0.22	12/09/2010	5,999,667
7,000,000	Charta LLC^††(p)	0.25	12/08/2010	6,999,619
5,000,000	Charta LLC^††(p)	0.28	01/12/2011	4,998,308
20,000,000	Charta LLC^††(p)	0.29	01/03/2011	19,994,500
7,000,000	Charta LLC^††(p)	0.29	02/01/2011	6,996,504
41,000,000	Charta LLC^††(p)	0.29	02/15/2011	40,974,899
8,000,000	Charta LLC^††(p)	0.29	02/18/2011	7,994,909
14,000,000	Ciesco LLC^††(p)	0.29	02/15/2011	13,991,429
14,000,000	Citibank Credit Card Issuance Trust^††(p)	0.14	12/02/2010	13,999,891
29,000,000	Concord Minutemen Capital Company^††(p)	0.25	12/02/2010	28,999,597
16,000,000	Concord Minutemen Capital Company^††(p)	0.39	12/28/2010	15,995,200
17,000,000	Concord Minutemen Capital Company^††(p)	0.41	12/15/2010	16,997,122
36,000,000	Concord Minutemen Capital Company^††(p)	0.42	12/21/2010	35,991,166
2,000,000	Concord Minutemen Capital Company^††(p)	0.47	12/17/2010	1,999,556
3,000,000	Concord Minutemen Capital Company^††(p)	0.49	01/04/2011	2,998,583
23,000,000	CRC Funding LLC^††(p)	0.23	12/06/2010	22,999,122
18,000,000	CRC Funding LLC^††(p)	0.24	12/08/2010	17,999,038
6,000,000	CRC Funding LLC^††(p)	0.29	01/05/2011	5,998,250
4,000,000	CRC Funding LLC^††(p)	0.29	01/24/2011	3,998,260
14,000,000	Crown Point Capital Company^††(p)	0.25	12/02/2010	13,999,806
6,000,000	Crown Point Capital Company^††(p)	0.33	12/03/2010	5,999,833
1,000,000	Crown Point Capital Company^††(p)	0.36	12/10/2010	999,900
3,000,000	Crown Point Capital Company^††(p)	0.37	12/15/2010	2,999,533
10,000,000	Crown Point Capital Company^††(p)	0.39	12/28/2010	9,997,000
15,000,000	Crown Point Capital Company^††(p)	0.44	12/08/2010	14,998,542
92,000,000	Crown Point Capital Company^††(p)	0.45	12/09/2010	91,989,778
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
PRIME INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Commercial Paper (continued)
$10,000,000	Crown Point Capital Company^††(p)	0.47%	12/17/2010	$9,997,778
20,000,000	Crown Point Capital Company^††(p)	0.50	12/01/2010	20,000,000
37,000,000	Danske Corporation^††	0.32	02/11/2011	36,976,320
10,000,000	Ebbets Funding LLC^††(p)	0.47	12/14/2010	9,998,194
12,000,000	Ebbets Funding LLC^††(p)	0.47	12/17/2010	11,997,333
12,000,000	Ebbets Funding LLC^††(p)	0.48	12/10/2010	11,998,410
7,000,000	Ebbets Funding LLC^††(p)	0.48	12/27/2010	6,997,472
10,000,000	ENI Coordination Center SA^††	0.24	12/14/2010	9,999,079
6,000,000	ENI Coordination Center SA^††	0.30	12/22/2010	5,998,915
59,000,000	Erste Finance LLC^††	0.20	12/03/2010	58,999,017
25,000,000	Erste Finance LLC^††	0.30	12/01/2010	25,000,000
10,500,000	Falcon Asset Securitization Company LLC^††(p)	0.25	12/13/2010	10,499,055
18,000,000	Gemini Securitization Corporation LLC^††(p)	0.19	12/03/2010	17,999,720
37,000,000	Gemini Securitization Corporation LLC^††(p)	0.23	12/06/2010	36,998,562
41,000,000	Gemini Securitization Corporation LLC^††(p)	0.25	12/10/2010	40,997,130
35,000,000	Gemini Securitization Corporation LLC^††(p)	0.27	12/28/2010	34,992,650
11,800,000	Govco LLC^††(p)	0.23	12/06/2010	11,799,541
5,000,000	Govco LLC^††(p)	0.25	12/09/2010	4,999,689
20,600,000	Govco LLC^††(p)	0.26	12/13/2010	20,598,078
43,000,000	Govco LLC^††(p)	0.27	12/22/2010	42,992,977
30,000,000	Govco LLC^††(p)	0.27	12/23/2010	29,994,867
29,000,000	Grampian Funding LLC^††(p)	0.29	12/07/2010	28,998,357
4,000,000	Grampian Funding LLC^††(p)	0.31	12/13/2010	3,999,547
20,000,000	Grampian Funding LLC^††(p)	0.32	02/02/2011	19,988,800
15,000,000	Grampian Funding LLC^††(p)	0.32	02/03/2011	14,991,467
11,000,000	Grampian Funding LLC^††(p)	0.32	02/08/2011	10,993,253
30,000,000	Grampian Funding LLC^††(p)	0.32	02/16/2011	29,979,467
24,000,000	Grampian Funding LLC^††(p)	0.37	03/11/2011	23,975,333
40,000,000	ING US Funding LLC^	0.30	12/30/2010	39,990,172
22,000,000	ING US Funding LLC^	0.30	02/16/2011	21,985,883
10,000,000	Legacy Capital Company^††(p)	0.37	12/14/2010	9,998,556
3,000,000	Legacy Capital Company^††(p)	0.37	12/15/2010	2,999,533
14,000,000	Legacy Capital Company^††(p)	0.42	12/17/2010	13,997,200
1,000,000	Legacy Capital Company^††(p)	0.47	12/16/2010	999,792
14,000,000	Lexington Parker Capital^††(p)	0.34	12/07/2010	13,999,067
21,000,000	Lexington Parker Capital^††(p)	0.37	12/13/2010	20,997,200
3,000,000	Lexington Parker Capital^††(p)	0.38	12/17/2010	2,999,467
15,000,000	Lexington Parker Capital^††(p)	0.40	12/01/2010	15,000,000
27,000,000	Lexington Parker Capital^††(p)	0.44	12/08/2010	26,997,375
2,000,000	Lexington Parker Capital^††(p)	0.47	12/16/2010	1,999,583
5,000,000	Lexington Parker Capital^††(p)	0.48	12/21/2010	4,998,611
5,000,000	Liberty Funding LLC^††(p)	0.14	12/02/2010	4,999,961
6,000,000	Liberty Funding LLC^††(p)	0.24	12/07/2010	5,999,720
7,000,000	Liberty Funding LLC^††(p)	0.25	12/10/2010	6,999,510
8,000,000	LMA Americas LLC^††(p)	0.18	12/03/2010	7,999,880
9,000,000	LMA Americas LLC^††(p)	0.27	12/10/2010	8,999,325
6,000,000	LMA Americas LLC^††(p)	0.29	12/22/2010	5,998,950
5,000,000	LMA Americas LLC^††(p)	0.29	01/27/2011	4,997,704
20,300,000	LMA Americas LLC^††(p)	0.31	02/28/2011	20,284,442
18,200,000	Los Angeles Department of Airports^	0.25	12/15/2010	18,198,089
15,000,000	Matchpoint Master Trust^††(p)	0.25	12/14/2010	14,998,538
11,000,000	Matchpoint Master Trust^††(p)	0.25	12/16/2010	10,998,763
60,000,000	Matchpoint Master Trust^††(p)	0.26	12/29/2010	59,987,400
39,106,000	Matchpoint Master Trust^††(p)	0.30	02/14/2011	39,081,559
10,000,000	MetLife Short Term Funding LLC^††(p)	0.28	12/27/2010	9,997,906
12,000,000	MetLife Short Term Funding LLC^††(p)	0.28	12/28/2010	11,997,390
29,000,000	MetLife Short Term Funding LLC^††(p)	0.28	12/29/2010	28,993,459
5,904,000	MetLife Short Term Funding LLC^††(p)	0.28	02/07/2011	5,900,877
11,000,000	MetLife Short Term Funding LLC^††(p)	0.29	01/04/2011	10,996,883
8,994,000	MetLife Short Term Funding LLC^††(p)	0.29	01/14/2011	8,990,702
7,000,000	Mont Blanc Capital Corporation^††(p)	0.25	12/09/2010	6,999,564
6,000,000	Mont Blanc Capital Corporation^††(p)	0.29	01/25/2011	5,997,342
10,000,000	Mont Blanc Capital Corporation^††(p)	0.30	02/14/2011	9,993,750
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
PRIME INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Commercial Paper (continued)
$10,000,000	Mont Blanc Capital Corporation^††(p)	0.30%	02/16/2011	$9,993,583
40,000,000	Natexis Banques Populaires^	0.36	12/23/2010	39,990,711
7,000,000	Nationwide Building Society^††	0.28	12/15/2010	6,999,183
18,000,000	Nationwide Building Society^††	0.33	01/10/2011	17,993,200
18,000,000	Nationwide Building Society^††	0.33	01/12/2011	17,992,860
65,000,000	Nationwide Building Society^††	0.35	03/02/2011	64,942,493
27,000,000	Nationwide Building Society^††	0.35	03/21/2011	26,971,125
20,000,000	Nieuw Amsterdam Receivables Corporation^††(p)	0.27	01/14/2011	19,993,156
5,000,000	Nieuw Amsterdam Receivables Corporation^††(p)	0.30	03/01/2011	4,996,250
5,970,000	Port of Oakland CA^	0.25	12/15/2010	5,969,373
15,000,000	Ranger Funding Company LLC^††(p)	0.26	12/01/2010	15,000,000
22,000,000	Regency Markets #1 LLC^††(p)	0.17	12/03/2010	21,999,694
10,000,000	Rhein-Main Security Limited^††(p)	0.43	12/15/2010	9,998,211
16,000,000	Rhein-Main Security Limited^††(p)	0.51	02/15/2011	15,982,436
11,000,000	Rheingold Securitization^††(p)	0.50	01/12/2011	10,993,455
11,000,000	Rheingold Securitization^††(p)	0.51	02/16/2011	10,987,766
5,000,000	Riverside County CA Teeter Financing	0.30	01/10/2011	5,000,000
12,000,000	Royal Park Investments Funding Corporation^††(p)	0.28	12/21/2010	11,998,067
72,000,000	Royal Park Investments Funding Corporation^††(p)	0.29	12/23/2010	71,986,800
5,000,000	Royal Park Investments Funding Corporation^††(p)	0.30	12/22/2010	4,999,096
36,000,000	Royal Park Investments Funding Corporation^††(p)	0.30	01/05/2011	35,989,150
15,000,000	Salisbury Receivables Company LLC^††(p)	0.29	01/05/2011	14,995,625
4,000,000	Salisbury Receivables Company LLC^††(p)	0.29	01/07/2011	3,998,767
11,000,000	Salisbury Receivables Company LLC^††(p)	0.30	02/28/2011	10,991,842
6,000,000	San Francisco CA Public Commission Water Series A-1-T	0.29	01/04/2011	6,000,000
13,000,000	San Jose CA International Airport Series B	0.28	01/05/2011	13,000,000
9,000,000	San Jose CA International Airport Series C	0.28	01/05/2011	9,000,000
9,000,000	San Jose CA International Airport Series C	0.29	01/05/2011	9,000,000
1,000,000	San Jose CA International Airport Series F	0.27	12/08/2010	1,000,000
20,231,000	San Jose CA International Airport Series F	0.28	01/05/2011	20,231,000
21,000,000	Santander Central Hispano Finance Delaware Incorporated^	0.43	12/22/2010	20,994,488
20,000,000	Scaldis Capital LLC^††(p)	0.21	12/03/2010	19,999,644
14,500,000	Scaldis Capital LLC^††(p)	0.27	12/08/2010	14,499,126
20,000,000	Scaldis Capital LLC^††(p)	0.29	12/10/2010	19,998,400
18,000,000	Scaldis Capital LLC^††(p)	0.30	12/16/2010	17,997,600
13,000,000	Scaldis Capital LLC^††(p)	0.31	01/25/2011	12,993,644
9,000,000	Scaldis Capital LLC^††(p)	0.32	12/01/2010	9,000,000
6,000,000	Sheffield Receivables Corporation^††(p)	0.29	01/06/2011	5,998,200
6,000,000	Sheffield Receivables corporation^††(p)	0.29	01/07/2011	5,998,150
21,000,000	Skandinaviska Enskilda Banken AB^††	0.25	12/20/2010	20,997,118
23,000,000	Societe Generale North America^	0.28	12/31/2010	22,994,442
30,000,000	Solitaire Funding LLC^††(p)	0.25	12/07/2010	29,998,550
15,000,000	Solitaire Funding LLC^††(p)	0.25	12/08/2010	14,999,154
23,500,000	Solitaire Funding LLC^††(p)	0.26	12/09/2010	23,498,486
10,000,000	Solitaire Funding LLC^††(p)	0.30	01/20/2011	9,995,694
8,000,000	Solitaire Funding LLC^††(p)	0.30	02/07/2011	7,995,467
7,000,000	Solitaire Funding LLC^††(p)	0.31	02/15/2011	6,995,419
5,000,000	Solitaire Funding LLC^††(p)	0.31	02/16/2011	4,996,685
31,000,000	Solitaire Funding LLC^††(p)	0.31	03/08/2011	30,974,106
5,000,000	Straight-A Funding LLC^††(p)	0.12	12/02/2010	4,999,967
31,000,000	Straight-A Funding LLC^††(p)	0.24	12/16/2010	30,996,642
70,000,000	Straight-A Funding LLC^††(p)	0.25	12/20/2010	69,990,394
2,000,000	Straight-A Funding LLC^††(p)	0.25	12/21/2010	1,999,711
52,000,000	Straight-A Funding LLC^††(p)	0.25	02/09/2011	51,974,722
38,481,000	Straight-A Funding LLC^††(p)	0.26	01/26/2011	38,465,437
48,000,000	Suncorp Group Limited^††	0.44	02/07/2011	47,959,200
29,000,000	Suncorp Group Limited^††	0.50	02/16/2011	28,968,986
2,000,000	Surrey Funding Corporation^††(p)	0.24	12/07/2010	1,999,907
9,250,000	Surrey Funding Corporation^††(p)	0.32	03/03/2011	9,242,436
18,000,000	Surrey Funding Corporation^††(p)	0.32	03/07/2011	17,984,640
3,000,000	Tasman Funding Incorporated^††(p)	0.28	12/09/2010	2,999,787
9,000,000	Tasman Funding Incorporated^††(p)	0.30	12/14/2010	8,998,960
16,000,000	Tasman Funding Incorporated^††(p)	0.32	02/07/2011	15,990,329
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
PRIME INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Commercial Paper (continued)
$22,000,000	Thames Asset Global Securitization^††(p)	0.23%	12/06/2010	$21,999,175
13,631,000	Thames Asset Global Securitization^††(p)	0.25	12/08/2010	13,630,258
3,000,000	Thames Asset Global Securitization^††(p)	0.25	12/10/2010	2,999,790
23,400,000	Thames Asset Global Securitization^††(p)	0.26	12/13/2010	23,397,816
12,800,000	Thames Asset Global Securitization^††(p)	0.38	12/07/2010	12,799,061
22,000,000	Thames Asset Global Securitization^††(p)	0.73	01/07/2011	21,983,042
9,000,000	Toyota Financial Services de Puerto Rico Incorporated^	0.32	03/14/2011	8,991,760
6,000,000	Toyota Financial Services de Puerto Rico Incorporated^	0.35	03/30/2011	5,993,058
21,000,000	Toyota Motor Credit Corporation^	0.30	01/24/2011	20,990,235
21,000,000	Toyota Motor Credit Corporation^	0.31	01/25/2011	20,990,054
19,000,000	Versailles Commercial Paper LLC^††(p)	0.37	12/22/2010	18,995,678
10,000,000	Versailles Commercial Paper LLC^††(p)	0.39	01/13/2011	9,995,222
12,000,000	Versailles Commercial Paper LLC^††(p)	0.41	01/05/2011	11,995,100
55,000,000	Versailles Commercial Paper LLC^††(p)	0.41	01/06/2011	54,976,900
31,700,000	Westpac Securities NZ Limited±††§	0.33	02/03/2011	31,690,584
31,000,000	Westpac Securities NZ Limited±††§	0.36	08/19/2011	31,000,000
28,000,000	Westpac Securities NZ Limited±††§	0.40	10/13/2011	28,000,000
9,000,000	Windmill Funding Corporation^††(p)	0.25	12/09/2010	8,999,440
4,000,000	Windmill Funding Corporation^††(p)	0.26	12/15/2010	3,999,564
7,000,000	Windmill Funding Corporation^††(p)	0.28	12/22/2010	6,998,816

Total Commercial Paper (Cost $4,062,404,313)				4,062,404,313

Corporate Bonds and Notes: 0.99%

Energy: 0.02%

Oil, Gas & Consumable Fuels: 0.02%
2,000,000	Seariver Maritime Incorporated(i)	0.45	10/01/2011	2,000,000

Financials: 0.97%

Capital Markets: 0.06%
6,000,000	Bear Stearns & Companies Incorporated±§	0.50	08/15/2011	6,007,446

Commercial Banks: 0.08%
7,000,000	Westpac Banking Corporation±††§	0.43	04/19/2011	7,002,960

Diversified Financial Services: 0.23%
5,000,000	Bank of Scotland plc±††§	0.35	12/08/2010	4,999,664
4,856,000	Countrywide Home Loans Incorporated	4.00	03/22/2011	4,908,114
5,000,000	General Electric Capital Corporation±§	0.37	03/11/2011	5,001,972
2,000,000	JPMorgan Chase & Company±§	0.39	05/16/2011	2,000,735
4,860,000	Puttable Floating Option Taxable Receipts±††§	0.50	04/01/2026	4,860,000
				21,770,485

Insurance: 0.60%
56,000,000	Berkshire Hathaway Incorporated±§	0.27	02/10/2011	56,000,556

Total Corporate Bonds and Notes (Cost $92,781,447)				92,781,447

Yankee Corporate Bonds and Notes: 0.05%

Financials: 0.05%

Commercial Banks: 0.05%
5,000,000	Eksportfinans ASA±§	0.32	09/22/2011	5,000,000

Total Yankee Corporate Bonds and Notes (Cost $5,000,000)				5,000,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
PRIME INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Municipal Bonds and Notes: 10.32%

Alabama: 0.11%
$10,000,000	Mobile AL Infirmary Health System Special Care Facilities Series A (HFFA Revenue, Bank of Nova Scotia LOC)±§	0.28%	02/01/2040	$10,000,000

California: 1.69%
2,000,000	Big Bear Lake CA Southwest Gas Corporation Project Series A (IDR, KBC Bank NV LOC)±§	0.31	12/01/2028	2,000,000
3,000,000	California HFA Program Series A (Housing Revenue, Fortis Banque LOC)±§	0.29	08/01/2036	3,000,000
3,000,000	California HFFA Catholic Healthcare Series L (HCFR, Citibank NA LOC)±§	0.28	07/01/2033	3,000,000
6,000,000	California PCFA Pacific Gas & Electric Series C (IDR, JPMorgan Chase LOC)±§	0.28	11/01/2026	6,000,000
10,340,000	California State DWR Power Supply Revenue Series C-7 (Utilities Revenue, AGM Insured)±§	0.34	05/01/2022	10,340,000
10,585,000	California State DWR Power Supply Revenue Series C13 (Utilities Revenue, First Security Bank LOC)±§	0.31	05/01/2022	10,585,000
9,000,000	California State Economic Recovery Revenue Series C-2 (Recovery Revenue, JPMorgan Chase & Company LOC)±§	0.24	07/01/2023	9,000,000
1,000,000	California State Floating Series C-2-RMKT-12-1-09 (Miscellaneous Revenue, Scotia Bank LOC)±§	0.27	05/01/2033	1,000,000
20,800,000	City of Newport Beach CA Series E (Hospital Revenue, Bank of America Corporation LOC)±§	0.27	12/01/2040	20,800,000
4,000,000	El Dorado CA Irrigation District & El Dorado Water Agency Series A (Lease Revenue, Dexia Credit SA LOC)±§	0.30	03/01/2036	4,000,000
5,000,000	Loma Linda CA Loma Linda University Series B (HCFR, Bank of America Corporation LOC)±§	0.30	12/01/2037	5,000,000
7,000,000	Los Angeles CA Wastewater Systems Sub Series F-1 (Sewer Revenue, Bank of America Corporation LOC)±§	0.32	06/01/2028	7,000,000
4,515,000	Los Angeles CA Wastewater Systems Sub Series F-2 (Sewer Revenue, Bank of America Corporation LOC)±§	0.32	06/01/2032	4,515,000
11,000,000	Newport Beach CA (Health & Hospital Revenue, Bank of America Corporation LOC)±§	0.28	12/01/2040	11,000,000
5,000,000	Newport Beach CA Hoag Memorial Hospital Series D (HCFR, Bank of America Corporation LOC)±§	0.27	12/01/2040	5,000,000
1,900,000	Orange County CA COP Sanitation District Series A (Lease Revenue)±§	0.28	08/01/2029	1,900,000
4,000,000	Orange County CA COP Sanitation District Series B (Lease Revenue)±§	0.28	08/01/2030	4,000,000
18,100,000	Riverside CA COP (Lease Revenue, Bank of America Corporation LOC)±§	0.32	03/01/2037	18,100,000
3,000,000	Roseville CA COP Series A (Electric Revenue, Bank of New York LOC)±§	0.33	02/01/2035	3,000,000
16,426,000	San Diego County CA Regional Transportation Community Limited Tax Series C (Sales Tax Revenue, Dexia Credit Local de France LOC)±§	0.30	04/01/2038	16,426,000
1,000,000	San Francisco CA City & County Redevelopment Agency (Other Revenue)±††§	0.30	11/01/2041	1,000,000
11,000,000	San Jose CA Financing Authority Taxable Land Series F (Other Revenue, Bank of America Corporation LOC)±§	0.24	06/01/2034	11,000,000
				157,666,000

Colorado: 0.80%
14,610,500	Colorado Housing & Finance Authority Class I-B1 (Housing Revenue, GO of Authority Insured)±§	0.33	10/01/2038	14,610,500
19,920,000	Colorado Housing & Finance Authority Taxable Multifamily Project B II (Housing Revenue, FNMA Insured)±§	0.25	05/01/2049	19,920,000
40,000,000	Denver CO City & County School District Taxable Series A (Lease Revenue, AGM Insured)±§	0.35	12/15/2037	40,000,000
				74,530,500

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

6

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
PRIME INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Connecticut: 0.11%
$10,000,000	Connecticut State Series A1 (Property Tax Revenue, Dexia Credit Local SPA)±§	0.31%	03/01/2023	$10,000,000

Delaware: 0.10%
3,000,000	Delaware Economic Development Agency Clean Power Project Series 1997-D (Resource Recovery Revenue)±§	0.31	08/01/2029	3,000,000
6,000,000	Delaware State Economic Development Authority Series B (Resource Recovery Revenue)±§	0.32	08/01/2029	6,000,000

				9,000,000

District of Columbia: 0.25%
3,000,000	District of Columbia Ballpark Series B2 (Recreational Facilities Revenue, Bank of America Corporation LOC)±§	0.37	02/01/2036	3,000,000
1,000,000	District of Columbia The American University Series A (Miscellaneous Revenue, PNC Bank NA LOC)±§	0.26	04/01/2038	1,000,000
6,300,000	District of Columbia Water & Sewer Authority (Miscellaneous Revenue)	0.30	01/05/2011	6,300,000
12,785,000	Metropolitan Washington DC Airports Authority Subseries D-1 (Airport Revenue, Bank of America Corporation LOC)±§	0.32	10/01/2039	12,785,000

				23,085,000

Georgia: 0.16%
15,105,000	State of Georgia Series H-1 (Miscellaneous Revenue)±§	0.30	12/01/2026	15,105,000

Illinois: 0.23%
6,400,000	Cook County IL GO Series D-1(Other Revenue, Harris Trust Savings Bank LOC)±§	0.26	11/01/2030	6,400,000
3,600,000	Cook County IL GO Series D-2 (Other Revenue, Northern Trust Corporation LOC)±§	0.26	11/01/2030	3,600,000
11,748,000	Illinois Finance Authority (College & University Revenue, Bank of America Corporation LOC)±§	0.24	07/01/2038	11,748,000

				21,748,000

Indiana: 0.16%
3,000,000	Reid Hospital & Health Care Services Incorporated (HCFR, AGM Insured)±§	0.29	01/01/2040	3,000,000
3,000,000	Indianapolis IN Local Public Improvement Bond Bank (Miscellaneous Revenue, FSA Insured)±§	0.34	01/01/2033	3,000,000
9,000,000	Indianapolis IN Local Public Improvement Bond Bank (Other Revenue, FSA Insured)±§	0.31	01/01/2037	9,000,000

				15,000,000

Iowa: 0.17%
16,305,000	Iowa Financial Authority SFMR Series C (Housing Revenue, GNMA Insured)±§	0.25	01/01/2039	16,305,000

Louisiana: 0.18%
4,000,000	Louisiana Public Facilities Authority RB Dynamic Fuels LLC Project Series 2008 (Industrial Development Revenue, JPMorgan Chase Bank LOC)±§	0.29	10/01/2033	4,000,000
2,000,000	Parish of St. James LA Series A-1 (Industrial Revenue)±§	0.33	11/01/2040	2,000,000
2,000,000	Parish of St. James LA Series B-1 (Miscellaneous Revenue)±§	0.33	11/01/2040	2,000,000
9,000,000	Puttable Floating Option Tax Exempt Receipts (Miscellaneous Revenue)±††§	0.45	07/01/2036	9,000,000

				17,000,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

7

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
PRIME INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Maryland (continued)

Maryland: 0.09%
$4,840,000	Baltimore MD Package Systems Facilities (Parking Facilities Revenue, Bank of America Corporation LOC)±§	0.25%	07/01/2032	$4,840,000
4,000,000	Maryland CDA Department of Housing & Community Development Series 2007-J (Housing Revenue, KBC Bank NV LOC)±§	0.36%	09/01/2031	4,000,000

				8,840,000

Massachusetts: 0.74%
10,845,000	Massachusetts Department of Transportation Metro Highway Systems Contract Assistance Series A-5 (Highway Revenue Tolls)±§	0.26	01/01/2039	10,845,000
10,930,000	Massachusetts Health & Education Facilities Authority (College & University Revenue, Bank of America Corporation LOC)±§	0.34	10/01/2034	10,930,000
10,000,000	Massachusetts State Department of Transportation Series A6 (Toll Revenue, Bank of America Corporation LOC)±§	0.30	01/01/2029	10,000,000
8,000,000	Massachusetts State Department of Transportation Series A7 (Toll Revenue, JPMorgan Chase Bank LOC)±§	0.31	01/01/2039	8,000,000
21,000,000	Massachusetts State Health & Education Facilities Authority Series N-3 (HCFR, JPMorgan Chase Bank LOC)±§	0.27	10/01/2048	21,000,000
8,435,000	Massachusetts Water Resources Authority Series E (Water Revenue, GO of Authority)±§	0.31	08/01/2037	8,435,000

				69,210,000

Michigan: 0.03%
1,110,000	Wayne County Airport Authority (Transportation Revenue, JPMorgan Chase Bank LOC)±§	0.28	12/01/2016	1,110,000
2,000,000	Wayne County IDA (IDR, Bank of America Corporation LOC)±§	0.40	05/01/2020	2,000,000

				3,110,000

Minnesota: 0.21%
8,735,000	Minnesota State HFA Residential Housing Series E (Housing Revenue, GO of Authority)±§	0.28	07/01/2038	8,735,000
10,960,000	Minnesota State HFA Residential Housing Series T (Housing Revenue, GO of Authority)±§	0.28	07/01/2048	10,960,000

				19,695,000

Mississippi: 0.24%
4,000,000	Mississippi Business Finance Corporation Chevron USA Incorporated Project Series 1(IDR)±§	0.27	11/01/2035	4,000,000
18,295,000	Mississippi State Taxable Nissan Project A (Other Revenue, Bank of America Corporation LOC)±§	0.25	11/01/2028	18,294,246

				22,294,246

Missouri: 0.08%
7,000,000	Missouri Development Finance Board Nelson Gallery Foundation (Recreational Revenue)±§	0.27	12/01/2037	7,000,000

Nevada: 0.09%
8,000,000	Las Vegas NV Economic Development Andre Agassi Foundation Project (Miscellaneous Revenue, Bank of America Corporation LOC)±††§	0.27	10/01/2035	8,000,000

New Hampshire: 0.04%
4,000,000	New Hampshire HEFA Dartmouth Hitchcock Obligation Series A (HCFR, AGM Insured)±§	0.34	08/01/2031	4,000,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

8

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
PRIME INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
New Jersey: 0.68%
$6,970,000	New Jersey Economic Development Authority (Miscellaneous Revenue, NATL-RE Insured)±††§	0.40%	09/01/2022	$6,970,000
3,000,000	New Jersey Economic Development Authority (Utilities Revenue, JPMorgan Chase Bank LOC)±§	0.28	06/01/2026	3,000,000
10,600,000	New Jersey Economic Development Authority (Utilities Revenue, JPMorgan Chase Bank LOC)±§	0.28	06/01/2032	10,600,000
17,000,000	New Jersey Health Care Facilities (HCFR, Bank of America Corporation LOC)±§	0.32	07/01/2041	17,000,000
19,930,000	New Jersey Housing & Mortgage Finance Agency Series 3 (Local or GTD Housing Revenue, Dexia Credit Local LOC)±§	0.40	11/01/2046	19,930,000
6,000,000	New Jersey State Turnpike Authority Series D (Tolls Road Revenue, NATL-RE Insured, Societe Generale LOC)±§	0.31	01/01/2018	6,000,000

				63,500,000

New York: 0.90%
1,000,000	City of New York NY Sub Series B (Property Tax Revenue, Toronto Dominion Bank LOC)±§	0.26	09/01/2027	1,000,000
5,000,000	New York City Housing Development Corporation Series H-2-A (Housing Revenue)±§	0.30	05/01/2013	5,000,000
26,998,000	New York City Municipal Water Finance Authority Subseries B-1 (Water & Sewer Revenue, JPMorgan Chase Bank LOC)±§	0.25	06/15/2024	26,998,000
3,000,000	New York Homeowner Mortgage Agency Series 142 (Housing Revenue, Dexia Credit SA LOC)±§	0.29	10/01/2037	3,000,000
5,000,000	New York Metropolitan Transportation Authority ROCS RR 11 R-11645 (Transportation Revenue, First Security Bank LOC)±††§	0.32	11/15/2025	5,000,000
4,000,000	New York NY City Housing Development Corporation Mortgage Thessalonica Court A (Housing Revenue, Citibank NA LOC)±§	0.31	01/01/2036	4,000,000
10,000,000	New York NY City Municipal Water Finance Authority Series C (Water Revenue)±§	0.30	06/15/2033	10,000,000
21,675,000	New York NY City Transitional Finance Authority Series 3 Subseries 3C (Sales Tax Revenue)±§	0.35	11/01/2022	21,675,000
2,000,000	New York State Housing Finance Agency Victory Housing Series 2004-A (Housing Revenue, FHLMC Insured)±§	0.25	11/01/2033	2,000,000
2,000,000	New York State Mortgage Agency Homeowner Mortgage Series 132 (Housing Revenue, Dexia Credit SA SPA)±§	0.30	04/01/2037	2,000,000
2,935,000	Triborough Bridge & Tunnel Authority Series A (Highway Revenue, GO of Authority Insured)±§	0.31	11/01/2035	2,935,000

				83,608,000

Oregon: 0.04%
4,000,000	Oregon Housing & Community Services Department Series E (Housing Revenue, KBC Bank NV LOC)±§	0.30	07/01/2038	4,000,000

Other: 0.23%
12,000,000	JPMorgan Chase Putters/Drivers Trust Series T 0002 (JPMorgan Chase Bank LOC)±††§	0.35	04/01/2015	12,000,000
7,000,000	Puttable Floating Option Tax- Exempt Receipts (Miscellaneous Revenue)±††§	0.45	07/26/2012	7,000,000
2,000,000	Puttable Floating Option Tax-Exempt Receipts (Sewer Tax Revenue, NAL- RE Insured)±††§	0.48	01/01/2030	2,000,000

				21,000,000

Pennsylvania: 1.05%
34,000,000	Delaware River Port Authority Series B (Highway Revenue, Bank of America Corporation LOC)±§	0.32	01/01/2026	34,000,000
43,300,000	JPMorgan Chase Putters/Drivers Trust Series 3826 (Miscellaneous Revenue)±††§(i)	0.28	06/30/2011	43,300,000
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

9

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
PRIME INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Pennsylvania (continued)
$9,400,000	Lancaster County PA Hospital Authority Health System Lancaster General Hospital (Hospital Revenue, Bank of America Corporation LOC)±§	0.34%	07/01/2041	$9,400,000
5,000,000	Pennsylvania Housing Finance Agency Series 85C (SFMR, FNMA Insured)±§	0.30	10/01/2035	5,000,000
3,000,000	Philadelphia PA School District Subseries A1 (Property Tax Revenue, State Aid Withholding Insured, Bank of America Corporation LOC)±§	0.32	09/01/2030	3,000,000
3,000,000	Philadelphia PA School District Subseries A2 (Property Tax Revenue, State Aid Withholding Insured, Bank of America Corporation LOC)±§	0.32	09/01/2030	3,000,000

				97,700,000

South Dakota: 0.15%
3,000,000	South Dakota Housing Development Authority (MFHR, FNMA Insured)±§	0.28	05/01/2037	3,000,000
10,725,000	South Dakota State Health & Educational Facilities Authority Avera Health Subseries A1 (Other Revenue, US Bank NA LOC)±§	0.28	07/01/2038	10,725,000

				13,725,000

Tennessee: 0.16%
8,000,000	Johnson City TN Health & Educational Facilities Board (HCFR, PNC Bank NA LOC)±§	0.28	07/01/2033	8,000,000
4,000,000	Johnson City TN Health & Educational Facilities Board (HCFR, U.S. Bank NA LOC)±§	0.34	07/01/2033	4,000,000
3,000,000	Montgomery County TN Tennessee County Loan Pool (Other Revenue, Bank of America Corporation LOC)±§	0.30	02/01/2036	3,000,000

				15,000,000

Texas: 1.16%
1,000,000	Austin TX Airport System Series A (Airport Revenue, JPMorgan Guaranty Trust LOC)±§	0.29	11/15/2017	1,000,000
9,555,000	Austin TX Airport System Sub Series 1 (Airport & Marina Revenue, FSA Insured)±§	0.38	11/15/2025	9,555,000
5,000,000	Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series A (Recreational Revenue, JPMorgan Chase Bank LOC)±§	0.28	06/01/2038	5,000,000
15,000,000	Harris County TX Industrial Development Corporation Solid Waste Disposal RB Deer Park Refining Project Series A (Resource Recovery Revenue)±§	0.26	03/01/2023	15,000,000
37,000,000	JPMorgan Chase Putters/Drivers Trust Series 3812 (Miscellaneous Revenue)±††§	0.28	08/31/2011	37,000,000
3,000,000	Mission TX Economic Development Corporation (Other Revenue, Bank of America Corporation LOC)±§	0.37	04/01/2022	3,000,000
7,000,000	North Texas Tollway Authority (Other Revenue, JPMorgan Chase Bank LOC)±§	0.27	01/01/2049	7,000,000
12,500,000	Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises Project A (IDR)±§	0.28	04/01/2040	12,500,000
2,000,000	Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises (IDR)±§	0.29	11/01/2040	2,000,000
2,000,000	Port Arthur TX Navigation District Environmental Facilities Motiva Enterprises (IDR)±§	0.28	11/01/2040	2,000,000
2,930,000	State of Texas Veteran Housing Assistance Funding 11-A (Miscellaneous Revenue)±§	0.39	12/01/2038	2,930,000
7,975,000	Tarrant County Cultural Education Facilities Finance Corporation (HCFR, Bank of America Corporation LOC)±§	0.29	08/15/2041	7,975,000
3,000,000	Texas State Taxable Product Development Program Series A (Other Revenue, National Australian Bank NA LOC)±§	0.26	06/01/2045	3,000,000

				107,960,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

10

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
PRIME INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value
Utah: 0.05%
$5,000,000	Utah Transportation Authority Subseries A (Sales Tax Revenue, Fortis Bank SA NV LOC)±§	0.27%	06/15/2036	$5,000,000

Washington: 0.02%
1,944,000	King County WA Housing Authority Series A (Housing Revenue, FHLMC Insured)±§	0.36	07/01/2035	1,944,000

Wisconsin: 0.40%
3,000,000	Wisconsin Housing & Economic Development (Housing Revenue, FNMA LOC)±§	0.34	09/01/2035	3,000,000
7,000,000	Wisconsin Housing & Economic Development Authority (Housing Revenue, GO of Authority Insured)±§	0.30	05/01/2030	7,000,000
9,000,000	Wisconsin Housing & Economic Development Authority (Housing Revenue, GO of Authority Insured)±§	0.30	11/01/2030	9,000,000
18,700,000	Wisconsin State HEFA (College & University Revenue, US Bank NA LOC)±§	0.25	12/01/2033	18,700,000

				37,700,000

Total Municipal Bonds and Notes (Cost $962,725,746)				962,725,746

US Treasury Securities: 2.55%
66,000,000	US Treasury Bill^	0.15	02/10/2011	65,979,824
66,000,000	US Treasury Bill^	0.16	02/17/2011	65,976,384
66,000,000	US Treasury Bill^	0.17	02/24/2011	65,973,886
40,000,000	US Treasury Bill^	0.18	05/19/2011	39,965,731

Total US Treasury Securities (Cost $237,895,825)				237,895,825

Repurchase Agreements: 19.72%
282,000,000	Barclays Capital Incorporated, dated 11/30/2010, Maturity Value $282,001,802 (1)	0.23	12/01/2010	282,000,000
161,750,000	Barclays Capital Incorporated, dated 11/30/2010, maturity value $161,751,123 (2)	0.25	12/01/2010	161,750,000
249,000,000	BNP Paribas Securities Corporation, dated 11/30/2010, maturity value $249,001,729 (3)	0.25	12/01/2010	249,000,000
249,000,000	BNP Paribus Securities Corporation, dated 11/30/2010, Maturity Value $249,001,591 (4)	0.23	12/01/2010	249,000,000
186,000,000	Citigroup Global Markets, dated 11/30/2010, maturity value $186,001,343 (5)	0.26	12/01/2010	186,000,000
190,000,000	Deutsche Bank Securities, dated 11/30/2010, maturity value $190,001,319 (6)	0.25	12/01/2010	190,000,000
74,000,000	Goldman Sachs & Company, dated 11/30/2010, maturity value $74,003,597 (7)	0.25	12/07/2010	74,000,000
52,000,000	JPMorgan Securities Incorporated, dated 11/30/2010, maturity value $52,000,448 (8)	0.31	12/01/2010	52,000,000
11,000,000	Merrill Lynch Pierce Fenner & Smith Incorporated, dated 11/30/2010, maturity value $11,000,098 (9)	0.32	12/01/2010	11,000,000
119,000,000	RBS Securities Incorporated, dated 11/30/2010, Maturity Value $119,000,793 (10)	0.24	12/01/2010	119,000,000
76,000,000	RBS Securities Incorporated, dated 11/30/2010, maturity value $ 76,000,549 (11)	0.26	12/01/2010	76,000,000
190,000,000	Societe Generale (New York), dated 11/30/2010, maturity value $190,001,319 (12)	0.25	12/01/2010	190,000,000

Total Repurchase Agreements (Cost $1,839,750,000)				1,839,750,000

Secured Master Note Agreement: 2.26%
152,400,000	Bank of America Securities LLC±§	0.38	09/09/2034	152,400,000
58,000,000	Lloyds Bank plc	0.29	11/01/2011	58,000,000

Total Secured Master Note Agreement (Cost $210,400,000)				210,400,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

11

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
PRIME INVESTMENT MONEY MARKET FUND

Principal	Security Name		Interest Rate	Maturity Date	Value
Time Deposits: 7.69%
$125,000,000	Banco Santander Madrid		0.29%	12/02/2010	$125,000,000
62,000,000	Bayer Hypo-und Vereinsbank AG Munich		0.29	12/01/2010	62,000,000
28,000,000	Credit Agricole		0.25	12/01/2010	28,000,000
90,000,000	Credit Agricole		0.27	12/01/2010	90,000,000
161,000,000	Credit Industrial et Commercial		0.28	12/01/2010	161,000,000
63,000,000	Danske Bank AS (Copenhagen)		0.29	12/02/2010	63,000,000
41,000,000	Fortis Bank NV SA		0.29	12/01/2010	41,000,000
88,000,000	Groupe BPCE		0.28	12/01/2010	88,000,000
35,000,000	Intesa Sanpaolo SPA		0.28	12/01/2010	35,000,000
24,000,000	NRW Bank		0.28	12/01/2010	24,000,000

Total Time Deposits (Cost $717,000,000)					717,000,000

Total Investments in Securities (Cost $9,309,430,170)*		99.81%			9,309,430,170

Other Assets and Liabilities, Net		0.19			17,696,223

Total Net Assets		100.00%			$9,327,126,393

±	Variable rate investments.

^	Zero coupon security. Rate represents yield to maturity.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(p)	Asset-backed commercial paper.

§	These securities are subject to a demand feature which reduces the effective maturity.

(i)	Illiquid security.

(z)	Collateralized by:

(1)	U.S. government securities, 1.125% to 2.25%, 1/15/2012 to 11/30/2017, market value including accrued interest is $287,640,003.

(2)	U.S. government securities, 1.875% to 3.25%, 6/30/2015 to 12/31/2016, market value including accrued interest is $164,985,001.

(3)	U.S. government securities, 0.00% to 8.125%, 12/31/2010 to 5/15/2021, market value including accrued interest is $253,980,009.

(4)	U.S. government securities, 0.00% to 6.00%, 6/15/2034 to 9/1/2040, market value including accrued interest is $256,470,000.

(5)	U.S. government securities, 2.704% to 7.00%, 2/1/2017 to 11/20/2040, market value including accrued interest is $191,580,000.

(6)	U.S. government securities, 0.00% to 7.00%, 2/15/2011 to 12/1/2047, market value including accrued interest is $195,619,574.

(7)	U.S. government securities, 5.00%, 7/20/2040 to 8/20/2040, market value including accrued interest is $76,220,000.

(8)	U.S. government securities, 0.00% to 0.32%, 12/3/2010 to 2/7/2011, market value including accrued interest is $53,040,399.

(9)	Commercial paper and U.S. government securities, 0.35% to 6.00%, 12/3/2010 to 11/1/2040, market value including accrued interest is $11,232,440.

(10)	U.S. government securities, 1.25% to 3.875%, 1/15/2011 to 2/15/2040, market value including accrued interest is $121,380,208.

(11)	U.S. government securities, 3.50% to 7.00%, 3/10/1930 to 12/1/2040, market value including accrued interest is $78,280,335.

(12)	U.S. government securities, 1.88% to 7.00%, 7/1/2017 to 12/1/2047, market value including accrued interest is $195,700,000.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

12

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
TREASURY PLUS MONEY MARKET FUND

Principal	Security Name		Interest Rate	Maturity Date	Value
US Treasury Securities: 13.31%

US Treasury Bills: 10.09%
$200,000,000	US Treasury Bill^		0.14%	12/16/2010	$199,987,167
200,000,000	US Treasury Bill^		0.14	01/20/2011	199,961,111
200,000,000	US Treasury Bill^		0.17	04/14/2011	199,873,444
200,000,000	US Treasury Bill^		0.18	05/19/2011	199,831,000
200,000,000	US Treasury Bill^		0.19	05/26/2011	199,811,778
100,000,000	US Treasury Bill^		0.21	06/02/2011	99,891,306

					1,099,355,806

US Treasury Notes: 3.22%
250,000,000	US Treasury Note		0.88	02/28/2011	250,411,150
100,000,000	US Treasury Note		0.88	03/31/2011	100,230,008

					350,641,158

Total US Treasury Securities (Cost $1,449,996,964)					1,449,996,964

Repurchase Agreements (z): 87.62%
345,000,000	Barclays Capital Incorporated, dated 11/30/2010, Maturity Value $345,002,204 (1)		0.23	12/01/2010	345,000,000
500,000,000	Barclays Capital Incorporated, dated 11/29/2010, Maturity Value $500,022,361 (2)		0.23	12/06/2010	500,000,000
500,000,000	BNP Paribus Securities Corporation, dated 11/26/2010, Maturity Value $500,022,361 (3)		0.23	12/03/2010	500,000,000
670,000,000	BNP Paribus Securities Corporation, dated 11/30/2010, Maturity Value $670,004,281 (4)		0.23	12/01/2010	670,000,000
500,000,000	Citigroup Global Markets, dated 11/24/2010, Maturity Value $500,020,417 (5)		0.21	12/01/2010	500,000,000
1,000,000,000	Credit Suisse Securities USA, dated 11/30/2010, Maturity Value $1,000,006,389 (6)		0.23	12/01/2010	1,000,000,000
1,000,000,000	HSBC Securities, dated 11/30/2010, Maturity Value $1,000,006,389 (7)		0.23	12/01/2010	1,000,000,000
1,000,000,000	JPMorgan Securities, dated 11/30/2010, Maturity Value $1,000,006,389 (8)		0.23	12/01/2010	1,000,000,000
500,000,000	RBC Capital Markets, dated 11/30/2010, Maturity Value $500,003,194 (9)		0.23	12/01/2010	500,000,000
1,379,625,000	RBS Securities Incorporated, dated 11/30/2010, Maturity Value $1,379,634,198 (10)		0.24	12/01/2010	1,379,625,000
500,000,000	Societe Generale NY, dated 11/29/2010, Maturity Value $500,022,361 (11)		0.22	12/07/2010	500,000,000
650,000,000	Societe Generale NY, dated 11/30/2010, Maturity Value $650,004,153 (12)		0.23	12/01/2010	650,000,000
1,000,000,000	UBS Securities LLC, dated 11/30/2010, Maturity Value $1,000,006,389 (13)		0.23	12/01/2010	1,000,000,000

Total Repurchase Agreements (Cost $9,544,625,000)					9,544,625,000

Total Investments in Securities (Cost $10,994,621,964)*		100.93%			10,994,621,964

Other Assets and Liabilities, Net		(0.93)			(101,323,532)

Total Net Assets		100.00%			$10,893,298,432

^	Zero coupon security. Rate represents yield to maturity.

(z)	Collateralized by:

(1)	U.S. government securities, 1.125% to 2.25%, 1/15/2012 to 11/30/2017, market value including accrued interest is $351,900,003.

(2)	U.S. government securities, 1.375% to 2.50%, 1/15/2018 to 1/15/2029, market value including accrued interest is $510,000,028.

(3)	U.S. government securities, 1.875% to 2.125%, 1/15/2016 to 7/15/2019, market value including accrued interest is $510,000,110.
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — November 30, 2010 (UNAUDITED)
TREASURY PLUS MONEY MARKET FUND

(4)	U.S. government securities, 0.00% to 8.125%, 12/31/2010 to 5/15/2021, market value including accrued interest is $683,400,024.

(5)	U.S. government securities, 1.875 to 8.75%, 12/31/2011 to 8/15/2022, market value including accrued interest is $510,000,001.

(6)	U.S. government securities, 3.125% to 3.375%, 6/30/2013 to 4/30/2017, market value including accrued interest is $1,020,001,627.

(7)	U.S. government securities, 0.00%, 2/15/2011 to 8/15/2019, market value including accrued interest is $1,020,003,686.

(8)	U.S. government securities, 0.00% to 0.32%, 12/3/2010 to 2/7/2011, market value including accrued interest is $1,020,000,437.

(9)	U.S. government securities, 2.75% to 3.625%, 5/31/2017 to 8/15/2019, market value including accrued interest is $510,000,105.

(10)	U.S. government securities, 1.25% to 3.875%, 1/15/2011 to 2/15/2040, market value including accrued interest is $1,407,219,912.

(11)	U.S. government securities, 3.25% to 3.625%, 7/31/2016 to 8/15/2019, market value including accrued interest is $510,000,071.

(12)	U.S. government securities, 1.875 to 3.375%, 6/30/2013 to 7/15/2015, market value including accrued interest is $663,000,003.

(13)	U.S. government securities, 1.00% to 3.5%, 1/15/2011 to 8/31/2013, market value including accrued interest is $1,020,000,031.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS — NOVEMBER 30, 2010 (UNAUDITED)
The Funds’ portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Funds’ shareholders. For more information regarding the Funds and their holdings, please see the Funds’ most recent prospectus and annual report.
Security valuation
As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.
The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2010, all of the Funds’ investments in securities carried at fair value were designated as Level 2 inputs.

ITEM 2. CONTROLS AND PROCEDURES
(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.
(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: January 26, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: January 26, 2011

By:	/s/ Kasey L. Phillips

Kasey L. Phillips
Treasurer

Date: January 26, 2011